Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — 11.4%
Anchorage Capital CLO Ltd., (Cayman Islands),
Series 2014-3RA, Class A, (ICE LIBOR USD 3 Month + 1.05%), 1.33%, 01/28/2031 (e) (aa)		1,250	1,249
Series 2015-7A, Class AR2, (ICE LIBOR USD 3 Month + 1.09%), 1.37%, 01/28/2031 (e) (aa)		1,577	1,570
Atlas Senior Loan Fund III Ltd., (Cayman Islands), Series 2013-1A, Class AR, (ICE LIBOR USD 3 Month + 0.83%), 1.30%, 11/17/2027 (e) (aa)		254	252
Atrium XII, (Cayman Islands), Series 12A, Class AR, (ICE LIBOR USD 3 Month + 0.83%), 1.09%, 04/22/2027 (e) (aa)		894	888
Autoflorence Srl, (Italy),
Series 2, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.70), 0.14%, 12/24/2044 (aa)	EUR	777	863
Series 2, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 0.75), 0.19%, 12/24/2044 (aa)	EUR	161	177
Avery Point VI CLO Ltd., (Cayman Islands), Series 2015-6A, Class AR2, (ICE LIBOR USD 3 Month + 0.90%), 1.22%, 08/05/2027 (e) (aa)		1,131	1,124
BA Credit Card Trust, Series 2021-A1, Class A1, 0.44%, 09/15/2026		2,180	2,087
Barings CLO Ltd., (Cayman Islands), Series 2019-3A, Class A1R, (ICE LIBOR USD 3 Month + 1.07%), 1.32%, 04/20/2031 (e) (aa)		250	248
Battalion CLO 18 Ltd., (Cayman Islands), Series 2020-18A, Class AR, (ICE LIBOR USD 3 Month + 1.20%), 1.44%, 10/15/2036 (e) (aa)		1,000	991
Benefit Street Partners CLO Ltd., (Cayman Islands), Series 2015-6BR, Class A, (ICE LIBOR USD 3 Month + 1.19%), 1.44%, 07/20/2034 (e) (aa)		1,000	987
Benefit Street Partners CLO VIII Ltd., (Cayman Islands), Series 2015-8A, Class A1AR, (ICE LIBOR USD 3 Month + 1.10%), 1.35%, 01/20/2031 (e) (aa)		1,000	995
Birch Grove CLO Ltd., (Cayman Islands), Series 19A, Class AR, (ICE LIBOR USD 3 Month + 1.13%), 1.96%, 06/15/2031 (e) (aa)		2,000	1,989
BSPRT Issuer Ltd., (Cayman Islands), Series 2021-FL7, Class A, (ICE LIBOR USD 1 Month + 1.32%), 1.72%, 12/15/2038 (e) (aa)		360	357
Burnham Park CLO Ltd., (Cayman Islands), Series 2016-1A, Class AR, (ICE LIBOR USD 3 Month + 1.15%), 1.40%, 10/20/2029 (e) (aa)		500	498
CarMax Auto Owner Trust, Series 2021-2, Class A3, 0.52%, 02/17/2026		1,060	1,023
Chesapeake Funding II LLC,
Series 2019-1A, Class A1, 2.94%, 04/15/2031 (e)		255	255
Series 2020-1A, Class A2, (ICE LIBOR USD 1 Month + 0.65%), 1.05%, 08/15/2032 (e) (aa)		590	590
CIFC Funding Ltd., (Cayman Islands), Series 2014-5A, Class A1R2, (ICE LIBOR USD 3 Month + 1.20%), 1.44%, 10/17/2031 (e) (aa)		750	746
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, (ICE LIBOR USD 1 Month + 1.35%), 1.81%, 10/25/2037 (e) (aa)		240	240
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00%, 05/15/2030 (e)		350	338
Dowson plc, (United Kingdom),
Series 2021-2, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.68%), 1.35%, 10/20/2028 (aa)	GBP	601	789
Series 2021-2, Class B, Reg. S, (SONIA Interest Rate Benchmark + 1.20%), 1.87%, 10/20/2028 (aa)	GBP	200	261
Dryden 49 Senior Loan Fund, (Cayman Islands), Series 2017-49A, Class AR, (ICE LIBOR USD 3 Month + 0.95%), 1.19%, 07/18/2030 (e) (aa)		1,500	1,488
DT Auto Owner Trust, Series 2020-3A, Class A, 0.54%, 04/15/2024 (e)		253	252
ELFI Graduate Loan Program LLC, Series 2021-A, Class A, 1.53%, 12/26/2046 (e)		957	900
Enterprise Fleet Financing LLC, Series 2019-3, Class A2, 2.06%, 05/20/2025 (e)		464	464
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (e)		797	741
Ford Auto Securitization Trust, (Canada),
Series 2019-BA, Class A2, 2.32%, 10/15/2023 (e)	CAD	145	116
Series 2021-AA, Class A2, 1.16%, 10/15/2025 (e)	CAD	1,300	1,020
Ford Credit Auto Owner Trust, Series 2019-B, Class A4, 2.24%, 10/15/2024		320	321

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Ford Credit Floorplan Master Owner Trust A,
Series 2019-3, Class A2, (ICE LIBOR USD 1 Month + 0.60%), 1.00%, 09/15/2024 (aa)		2,480	2,482
Series 2020-1, Class A1, 0.70%, 09/15/2025		1,400	1,359
FS Rialto Issuer LLC, Series 2022-FL4, Class A, (United States 30 Day Average SOFR + 1.90%), 2.20%, 01/19/2039 (e) (aa)		475	475
Gilbert Park CLO Ltd., (Cayman Islands), Series 2017-1A, Class A, (ICE LIBOR USD 3 Month + 1.19%), 1.43%, 10/15/2030 (e) (aa)		1,650	1,635
GM Financial Consumer Automobile Receivables Trust,
Series 2019-3, Class A4, 2.21%, 11/18/2024		175	175
Series 2020-1, Class A3, 1.84%, 09/16/2024		553	555
GMF Canada Leasing Trust, (Canada), Series 2021-1A, Class A2, 0.64%, 03/20/2024 (e)	CAD	800	637
Hertz Vehicle Financing III LLC, Series 2022-3A, Class A, 3.37%, 03/25/2025 (e)		100	100
Honda Auto Receivables Owner Trust, Series 2019-3, Class A4, 1.85%, 08/15/2025		245	245
Hyundai Auto Receivables Trust, Series 2022-A, Class A2B, (United States 30 Day Average SOFR + 0.63%), 0.68%, 02/18/2025 (e) (aa)		3,760	3,760
ICG US CLO Ltd., (Cayman Islands), Series 2015-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.14%), 1.39%, 10/19/2028 (e) (aa)		800	796
KREF Ltd., (Cayman Islands), Series 2022-FL3, Class A, (CME Term SOFR 1 Month + 1.45%), 1.78%, 02/17/2039 (e) (aa)		1,310	1,301
Madison Park Funding XXXIII Ltd., (Cayman Islands), Series 2019-33A, Class AR, (CME Term SOFR 3 Month + 1.29%), 1.45%, 10/15/2032 (e) (aa)		250	249
Master Credit Card Trust, (Canada), Series 2021-1A, Class A, 0.53%, 11/21/2025 (e)		1,500	1,429
Navient Private Education Loan Trust, Series 2017-A, Class A2B, (ICE LIBOR USD 1 Month + 0.90%), 1.30%, 12/16/2058 (e) (aa)		337	337
Nelnet Student Loan Trust,
Series 2019-2A, Class A, (ICE LIBOR USD 1 Month + 0.90%), 1.36%, 06/27/2067 (e) (aa)		1,001	1,006
Series 2021-CA, Class AFL, (ICE LIBOR USD 1 Month + 0.74%), 1.19%, 04/20/2062 (e) (aa)		632	624
Neuberger Berman Loan Advisers CLO 26 Ltd., (Cayman Islands), Series 2017-26A, Class AR, (ICE LIBOR USD 3 Month + 0.92%), 1.16%, 10/18/2030 (e) (aa)		1,900	1,896
OHA Credit Funding 6 Ltd., (Cayman Islands), Series 2020-6A, Class AR, (ICE LIBOR USD 3 Month + 1.14%), 1.39%, 07/20/2034 (e) (aa)		1,000	987
Oscar US Funding XI LLC, (Japan), Series 2019-2A, Class A4, 2.68%, 09/10/2026 (e)		300	301
Oscar US Funding XII LLC, (Japan), Series 2021-1A, Class A2, 0.40%, 03/11/2024 (e)		803	800
Oscar US Funding XIII LLC, Series 2021-2A, Class A2, 0.39%, 08/12/2024 (e)		651	647
OZLM XII Ltd., (Cayman Islands), Series 2015-12A, Class A1R, (ICE LIBOR USD 3 Month + 1.05%), 1.35%, 04/30/2027 (e) (aa)		32	32
Palmer Square CLO Ltd., (Cayman Islands), Series 2013-2A, Class A1A3, (ICE LIBOR USD 3 Month + 1.00%), 1.25%, 10/17/2031 (e) (aa)		250	246
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCW2, Class M2, (ICE LIBOR USD 1 Month + 0.80%), 1.25%, 07/25/2035 (aa)		891	888
Pawnee Equipment Receivables Series LLC, Series 2021-1, Class A2, 1.10%, 07/15/2027 (e)		1,000	967
PRET LLC,
Series 2021-NPL3, Class A1, SUB, 1.87%, 07/25/2051 (e)		759	718
Series 2021-NPL6, Class A1, SUB, 2.49%, 07/25/2051 (e)		660	641
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1, SUB, 1.99%, 02/25/2061 (e)		348	332
Prodigy Finance DAC, (Ireland), Series 2021-1A, Class A, (ICE LIBOR USD 1 Month + 1.25%), 1.71%, 07/25/2051 (e) (aa)		174	173
Red & Black Auto Germany UG, (Germany), Series 8, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 0.75), 0.20%, 09/15/2030 (aa)	EUR	200	220

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Red & Black Auto Italy Srl, (Italy), Series 1, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.70), 0.16%, 12/28/2031 (aa)	EUR	1,553	1,728
Rockford Tower CLO Ltd., (Cayman Islands), Series 2017-3A, Class A, (ICE LIBOR USD 3 Month + 1.19%), 1.44%, 10/20/2030 (e) (aa)		250	249
RR 3 Ltd., (Cayman Islands), Series 2018-3A, Class A1R2, (ICE LIBOR USD 3 Month + 1.09%), 1.33%, 01/15/2030 (e) (aa)		1,000	992
Santander Drive Auto Receivables Trust,
Series 2020-4, Class A3, 0.48%, 07/15/2024		66	66
Series 2021-2, Class A2, 0.28%, 04/15/2024		38	38
Series 2022-2, Class A2, 2.12%, 10/15/2026		1,500	1,500
SC Germany SA Compartment Consumer, (Luxembourg), Series 2020-1, Class C, Reg. S, (ICE LIBOR EUR 1 Month + 1.75), 1.22%, 11/14/2034 (aa)	EUR	416	461
SLM Student Loan Trust,
Series 2003-10A, Class A3, (ICE LIBOR USD 3 Month + 0.47%), 1.30%, 12/15/2027 (e) (aa)		75	75
Series 2004-10, Class A7B, (ICE LIBOR USD 3 Month + 0.60%), 0.86%, 10/25/2029 (e) (aa)		1,216	1,210
SMB Private Education Loan Trust,
Series 2016-B, Class A2B, (ICE LIBOR USD 1 Month + 1.45%), 1.85%, 02/17/2032 (e) (aa)		830	831
Series 2016-C, Class A2A, 2.34%, 09/15/2034 (e)		584	576
Series 2017-A, Class A2B, (ICE LIBOR USD 1 Month + 0.90%), 1.30%, 09/15/2034 (e) (aa)		1,176	1,179
Series 2020-PTA, Class A2A, 1.60%, 09/15/2054 (e)		560	536
Series 2021-A, Class A2A1, (ICE LIBOR USD 1 Month + 0.73%), 1.13%, 01/15/2053 (e) (aa)		2,350	2,316
Series 2021-C, Class A1, (ICE LIBOR USD 1 Month + 0.40%), 0.80%, 01/15/2053 (e) (aa)		246	246
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B, 2.36%, 12/27/2032 (e)		122	123
Symphony CLO XXIV Ltd., (Cayman Islands), Series 2020-24A, Class A, (ICE LIBOR USD 3 Month + 1.20%), 1.46%, 01/23/2032 (e) (aa)		700	694
TCI-Symphony CLO Ltd., (Cayman Islands), Series 2016-1A, Class AR2, (ICE LIBOR USD 3 Month + 1.02%), 1.26%, 10/13/2032 (e) (aa)		265	260
Towd Point Asset Trust, Series 2021-SL1, Class A2, (ICE LIBOR USD 1 Month + 0.70%), 1.15%, 11/20/2061 (e) (aa)		248	247
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033 (e)		1,500	1,423
Venture XVIII CLO Ltd., (Cayman Islands), Series 2014-18A, Class AR, (ICE LIBOR USD 3 Month + 1.22%), 1.46%, 10/15/2029 (e) (aa)		2,100	2,093
Verizon Owner Trust, Series 2020-A, Class A1B, (ICE LIBOR USD 1 Month + 0.27%), 0.72%, 07/22/2024 (aa)		417	417
Voya CLO Ltd., (Cayman Islands), Series 2018-3A, Class A1A, (ICE LIBOR USD 3 Month + 1.15%), 1.39%, 10/15/2031 (e) (aa)		1,150	1,144
VOYA CLO, (Cayman Islands), Series 2017-2A, Class A1R, (ICE LIBOR USD 3 Month + 0.98%), 1.22%, 06/07/2030 (e) (aa)		270	269
Westlake Automobile Receivables Trust, Series 2021-3A, Class A3, 0.95%, 06/16/2025 (e)		1,460	1,430
Wind River CLO Ltd., (Cayman Islands), Series 2013-1A, Class A1RR, (ICE LIBOR USD 3 Month + 0.98%), 1.23%, 07/20/2030 (e) (aa)		250	249
World Omni Select Auto Trust, Series 2020-A, Class A2, 0.47%, 06/17/2024		10	10

Total Asset-Backed Securities (Cost $71,242)			70,194

Certificates of Deposit — 2.9%
Financial — 2.9%
Banks — 2.9%
Canadian Imperial Bank of Commerce, (Canada), 1.35%, 02/13/2023		3,000	2,984
Credit Suisse AG, (Switzerland),
(United States SOFR + 0.43%), 0.70%, 10/28/2022 (aa)		4,500	4,497

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Certificates of Deposit — continued
Banks — continued
0.50%, 10/28/2022		1,400	1,393
Goldman Sachs Bank USA, 0.00%, 01/13/2023		2,000	1,994
MUFG Bank Ltd., (Japan),
(United States SOFR + 0.30%), 0.57%, 03/10/2023 (aa)		3,000	2,993
(United States SOFR + 0.30%), 0.57%, 03/13/2023 (aa)		3,000	2,993
Standard Chartered Bank, (United Kingdom), (United States SOFR + 0.42%), 0.69%, 07/28/2023 (aa)		1,300	1,296

Total Financial			18,150

Total Certificates of Deposit (Cost $18,200)			18,150

Collateralized Mortgage Obligations — 3.8%
Brass NO 8 plc, (United Kingdom), Series 8A, Class A1, (ICE LIBOR USD 3 Month + 0.70%), 1.16%, 11/16/2066 (e) (aa)		85	85
Canterbury Finance NO 1 plc, (United Kingdom), Series 1, Class A2, Reg. S, (SONIA Interest Rate Benchmark + 1.35%), 1.50%, 05/16/2056 (aa)	GBP	806	1,063
Cheshire plc, (United Kingdom), Series 2020-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.90%), 1.07%, 08/20/2045 (aa)	GBP	549	719
CSMC Trust, Series 2021-RPL4, Class A1, 1.80%, 12/27/2060 (e) (z)		352	335
Finsbury Square plc, (United Kingdom),
Series 2019-3, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.01%), 1.29%, 12/16/2069 (aa)	GBP	130	171
Series 2020-2A, Class A, (SONIA Interest Rate Benchmark + 1.30%), 1.58%, 06/16/2070 (e) (aa)	GBP	380	502
FNMA REMICS,
Series 2020-29, Class FC, (ICE LIBOR USD 1 Month + 0.80%), 0.91%, 05/25/2050 (aa)		1,917	1,921
Series 2022-8, Class D, 2.00%, 08/25/2038		1,761	1,711
GCAT LLC, Series 2020-3, Class A1, SUB, 2.98%, 09/25/2025 (e)		759	759
GNMA,
Series 2015-H04, Class FA, (ICE LIBOR USD 1 Month + 0.65%), 0.76%, 12/20/2064 (aa)		1,342	1,342
Series 2017-121, Class PE, 3.00%, 07/20/2046		229	228
Series 2018-H18, Class FC, (ICE LIBOR USD 1 Month + 0.35%), 0.46%, 08/20/2065 (aa)		1,811	1,803
Series 2019-54, Class KF, (ICE LIBOR USD 1 Month + 0.42%), 0.65%, 05/20/2044 (aa)		452	452
Series 2021-H09, Class FG, (United States 30 Day Average SOFR + 1.50%), 1.55%, 06/20/2071 (aa)		1,578	1,668
Series 2022-5, Class FA, (United States 30 Day Average SOFR + 0.30%), 0.35%, 01/20/2052 (aa)		993	951
Series 2022-H01, Class FA, (United States 30 Day Average SOFR + 0.35%), 0.40%, 01/20/2072 (aa)		700	696
GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (e) (z)		380	370
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, SUB, 1.75%, 07/25/2061 (e)		1,344	1,279
London Wall Mortgage Capital plc, (United Kingdom), Series 2017-FL1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.97%), 0.95%, 11/15/2049 (aa)	GBP	28	37
MFA Trust, Series 2021-RPL1, Class A1, 1.13%, 07/25/2060 (e) (z)		449	426
New Residential Mortgage Loan Trust,
Series 2018-3A, Class A1, 4.50%, 05/25/2058 (e) (z)		139	143
Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058 (e) (z)		870	848

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Collateralized Mortgage Obligations — continued
Polaris RMBS, (United Kingdom), Series 2019-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.25%), 1.73%, 04/27/2057 (aa)	GBP	372	490
Resimac Bastille Trust Series, (Australia), Series 2021-2NCA, Class A1A, (ICE LIBOR USD 1 Month + 0.65%), 0.88%, 02/03/2053 (e) (aa)		444	442
Sage AR Funding No. plc, (United Kingdom), Series 1A, Class A, (SONIA Interest Rate Benchmark + 1.25%), 1.41%, 11/17/2030 (e) (aa)	GBP	800	1,049
Silverstone Master Issuer plc, (United Kingdom),
Series 2022-1A, Class 1A, (United States SOFR + 0.38%), 0.00%, 01/21/2070 (e) (aa)		700	700
Series 2022-1X, Class 2A, Reg. S, (SONIA Interest Rate Benchmark + 0.29%), 0.00%, 01/21/2070 (aa)	GBP	550	717
Starwood Mortgage Residential Trust,
Series 2020-3, Class A1, 1.49%, 04/25/2065 (e) (z)		314	309
Series 2020-INV1, Class A1, 1.03%, 11/25/2055 (e) (z)		178	174
Series 2021-2, Class A1, 0.94%, 05/25/2065 (e) (z)		417	408
Stratton Mortgage Funding, (United Kingdom), Series 2021-2A, Class A, (SONIA Interest Rate Benchmark + 0.90%), 1.36%, 07/20/2060 (e) (aa)	GBP	169	222
Towd Point Mortgage Funding, (United Kingdom), Series 2019-A13A, Class A1, (SONIA Interest Rate Benchmark + 0.90%), 0.99%, 07/20/2045 (e) (aa)	GBP	701	921
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (ICE LIBOR USD 1 Month + 1.00%), 1.46%, 05/25/2058 (e) (aa)		406	406

Total Collateralized Mortgage Obligations (Cost $23,649)			23,347

Commercial Mortgage-Backed Securities — 5.3%
AREIT Trust, Series 2019-CRE3, Class A, (United States 30 Day Average SOFR + 1.13%), 1.18%, 09/14/2036 (e) (aa)		114	114
AREIT Trust, (Cayman Islands),
Series 2021-CRE5, Class A, (ICE LIBOR USD 1 Month + 1.08%), 1.48%, 07/17/2026 (e) (aa)		700	698
Series 2022-CRE6, Class A, (United States 30 Day Average SOFR + 1.25%), 1.30%, 11/17/2024 (e) (aa)		1,000	990
Ashford Hospitality Trust, Series 2018-KEYS, Class A, (ICE LIBOR USD 1 Month + 1.00%), 1.40%, 06/15/2035 (e) (aa)		500	495
BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class A, (ICE LIBOR USD 1 Month + 1.05%), 1.45%, 04/15/2036 (e) (aa)		400	398
BWAY Mortgage Trust, Series 2021-1450, Class A, (ICE LIBOR USD 1 Month + 1.25%), 1.65%, 09/15/2036 (e) (aa)		500	493
BX Commercial Mortgage Trust, Series 2022-LP2, Class A, (CME Term SOFR 1 Month + 1.01%), 1.32%, 02/15/2039 (e) (aa)		1,000	980
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, (ICE LIBOR USD 1 Month + 1.07%), 1.47%, 12/15/2037 (e) (aa)		765	762
CEDR Commercial Mortgage Trust, Series 2022-SNAI, Class A, (CME Term SOFR 1 Month + 0.99%), 1.04%, 02/15/2039 (e) (aa)		530	517
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class ASB, 3.09%, 05/10/2058		984	986
Citigroup Commercial Mortgage Trust,
Series 2013-GC15, Class A4, 4.37%, 09/10/2046 (z)		1,000	1,017
Series 2021-KEYS, Class A, (ICE LIBOR USD 1 Month + 1.18%), 1.58%, 10/15/2036 (e) (aa)		900	887
COMM, Series 2013-GAM, Class A2, 3.37%, 02/10/2028 (e)		1,256	1,249
COMM Mortgage Trust,
Series 2013-CR8, Class A5, 3.61%, 06/10/2046 (z)		418	421
Series 2013-CR11, Class A4, 4.26%, 08/10/2050		750	763

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Securities — continued
Series 2013-CR12, Class A4, 4.05%, 10/10/2046	260	263
Series 2014-UBS2, Class ASB, 3.47%, 03/10/2047	755	762
Series 2014-UBS3, Class A4, 3.82%, 06/10/2047	1,600	1,617
Series 2015-CR23, Class A2, 2.85%, 05/10/2048	430	430
Series 2015-LC19, Class ASB, 3.04%, 02/10/2048	312	313
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class A, (ICE LIBOR USD 1 Month + 0.98%), 1.38%, 05/15/2036 (e) (aa)	590	587
CSMC, Series 2021-BHAR, Class A, (ICE LIBOR USD 1 Month + 1.15%), 1.55%, 11/15/2038 (e) (aa)	974	974
DBGS Mortgage Trust, Series 2018-BIOD, Class A, (ICE LIBOR USD 1 Month + 0.80%), 1.11%, 05/15/2035 (e) (aa)	1,188	1,180
GS Mortgage Securities Corp. Trust, Series 2021-STAR, Class A, (ICE LIBOR USD 1 Month + 0.95%), 1.35%, 12/15/2036 (e) (aa)	690	683
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class A3, 2.77%, 11/10/2045	971	973
Series 2013-GC16, Class A4, 4.27%, 11/10/2046	1,000	1,013
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, 4.13%, 07/05/2031 (e)	1,000	1,008
Life Mortgage Trust, Series 2021-BMR, Class A, (ICE LIBOR USD 1 Month + 0.70%), 1.10%, 03/15/2038 (e) (aa)	295	288
MF1X,
Series 2021-W10, Class A, (CME Term SOFR 1 Month + 1.07%), 1.37%, 12/15/2034 (e) (aa)	1,130	1,129
Series 2021-W10, Class B, (CME Term SOFR 1 Month + 1.37%), 1.67%, 12/15/2034 (e) (aa)	120	120
MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, (ICE LIBOR USD 1 Month + 0.80%), 1.20%, 04/15/2038 (e) (aa)	1,135	1,116
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C10, Class ASB, 3.91%, 07/15/2046 (z)	79	80
Series 2013-C11, Class AAB, 3.85%, 08/15/2046	306	307
Morgan Stanley Capital I Trust, Series 2019-PLND, Class A, (ICE LIBOR USD 1 Month + 1.00%), 1.40%, 05/15/2036 (e) (aa)	700	695
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, (CME Term SOFR 1 Month + 1.40%), 1.45%, 03/15/2039 (e) (aa)	1,100	1,095
SREIT Trust, Series 2021-IND, Class A, (ICE LIBOR USD 1 Month + 0.70%), 1.10%, 10/15/2038 (e) (aa)	900	877
TPGI Trust, Series 2021-DGWD, Class A, (ICE LIBOR USD 1 Month + 0.70%), 1.10%, 06/15/2026 (e) (aa)	1,360	1,329
Wells Fargo Commercial Mortgage Trust,
Series 2012-LC5, Class ASB, 2.53%, 10/15/2045	34	34
Series 2013-LC12, Class A3FL, (ICE LIBOR USD 1 Month + 1.05%), 1.49%, 07/15/2046 (e) (aa)	742	742
Series 2015-NXS2, Class A2, 3.02%, 07/15/2058	351	350
Series 2016-NXS5, Class A2, 2.71%, 01/15/2059	7	7
WFRBS Commercial Mortgage Trust,
Series 2012-C9, Class A3, 2.87%, 11/15/2045	1,516	1,516
Series 2013-C11, Class A5, 3.07%, 03/15/2045	876	877
Series 2013-C12, Class ASB, 2.84%, 03/15/2048	336	337
Series 2013-C18, Class A5, 4.16%, 12/15/2046 (z)	1,250	1,269

Total Commercial Mortgage-Backed Securities (Cost $33,474)		32,741

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — 54.2%
Basic Materials — 1.0%
Chemicals — 1.0%
DuPont de Nemours, Inc.,
(ICE LIBOR USD 3 Month + 1.11%), 1.62%, 11/15/2023 (aa)		1,500	1,515
4.21%, 11/15/2023		2,000	2,048
International Flavors & Fragrances, Inc., 0.70%, 09/15/2022 (e)		2,400	2,388

Total Basic Materials			5,951

Communications — 4.6%
Internet — 0.1%
SK Broadband Co. Ltd., (South Korea), Reg. S, 3.88%, 08/13/2023		400	406

Media — 1.5%
Charter Communications Operating LLC / Charter Communications Operating Capital,
(ICE LIBOR USD 3 Month + 1.65%), 1.97%, 02/01/2024 (aa)		4,000	4,078
4.46%, 07/23/2022		5,250	5,269

			9,347

Telecommunications — 3.0%
AT&T, Inc.,
(SOFR Compounded Index + 0.64%), 0.91%, 03/25/2024 (aa)		3,750	3,750
Reg. S, (BBSW ASX Australian 3 Month + 1.25%), 1.43%, 09/19/2023 (aa)	AUD	720	542
(ICE LIBOR USD 3 Month + 1.18%), 1.98%, 06/12/2024 (aa)		4,000	4,060
SES SA, (Luxembourg), 3.60%, 04/04/2023 (e)		1,300	1,307
SK Telecom Co. Ltd., (South Korea), Reg. S, 3.75%, 04/16/2023		400	404
Verizon Communications, Inc.,
(SOFR Compounded Index + 0.50%), 0.77%, 03/22/2024 (aa)		5,000	4,995
Reg. S, (BBSW ASX Australian 3 Month + 1.22%), 1.30%, 02/17/2023 (aa)	AUD	2,400	1,804
Vodafone Group plc, (United Kingdom), Reg. S, (BBSW ASX Australian 3 Month + 1.05%), 1.20%, 12/13/2022 (aa)	AUD	2,580	1,936

			18,798

Total Communications			28,551

Consumer Cyclical — 7.4%
Auto Manufacturers — 6.8%
BMW Finance NV, (Netherlands), 2.25%, 08/12/2022 (e)		1,100	1,102
BMW US Capital LLC,
(SOFR Compounded Index + 0.38%), 0.57%, 08/12/2024 (e) (aa)		2,130	2,120
(SOFR Compounded Index + 0.84%), 1.11%, 04/01/2025 (e) (w) (aa)		1,100	1,101
Daimler Finance North America LLC, 1.75%, 03/10/2023 (e)		1,800	1,792
2.55%, 08/15/2022 (e)		3,250	3,261
General Motors Financial Co., Inc.,
(United States SOFR + 0.76%), 1.00%, 03/08/2024 (aa)		1,000	993
1.05%, 03/08/2024		750	723
(ICE LIBOR USD 3 Month + 1.31%), 2.31%, 06/30/2022 (aa)		400	401
3.45%, 04/10/2022		2,000	2,001
3.55%, 07/08/2022		4,750	4,774
4.15%, 06/19/2023		500	507

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Auto Manufacturers — continued
Hyundai Capital America,
0.80%, 04/03/2023 (e)		2,790	2,738
1.00%, 09/17/2024 (e)		725	682
Reg. S, 4.13%, 06/08/2023		300	304
Nissan Motor Acceptance Co. LLC,
(ICE LIBOR USD 3 Month + 0.65%), 0.89%, 07/13/2022 (e) (aa)		600	599
1.05%, 03/08/2024 (e)		1,170	1,110
(ICE LIBOR USD 3 Month + 0.64%), 1.25%, 03/08/2024 (e) (aa)		3,375	3,357
(ICE LIBOR USD 3 Month + 0.69%), 1.66%, 09/28/2022 (e) (aa)		1,800	1,797
3.88%, 09/21/2023 (e)		1,000	1,006
Stellantis NV, (Netherlands), 5.25%, 04/15/2023		2,000	2,041
Volkswagen Group of America Finance LLC, 0.75%, 11/23/2022 (e)		6,000	5,948
0.88%, 11/22/2023 (e)		1,000	967
2.70%, 09/26/2022 (e)		200	201
2.90%, 05/13/2022 (e)		1,250	1,252
4.25%, 11/13/2023 (e)		1,000	1,019

			41,796

Home Builders — 0.1%
Lennar Corp., 4.50%, 04/30/2024		500	513

Retail — 0.5%
7-Eleven, Inc.,
0.63%, 02/10/2023 (e)		1,700	1,674
0.80%, 02/10/2024 (e)		1,400	1,346

			3,020

Total Consumer Cyclical			45,329

Consumer Non-cyclical — 7.4%
Agriculture — 1.0%
BAT Capital Corp.,
(ICE LIBOR USD 3 Month + 0.88%), 1.39%, 08/15/2022 (aa)		3,200	3,203
2.76%, 08/15/2022		271	272
Imperial Brands Finance plc, (United Kingdom), 3.75%, 07/21/2022 (e)		2,800	2,807

			6,282

Beverages — 0.1%
JDE Peet’s NV, (Netherlands), 0.80%, 09/24/2024 (e)		400	376

Biotechnology — 0.2%
Gilead Sciences, Inc., 0.75%, 09/29/2023		1,500	1,466

Commercial Services — 0.1%
Transurban Queensland Finance Pty Ltd., (Australia), Reg. S, (BBSW ASX Australian 3 Month + 2.05%), 2.20%, 12/16/2024 (aa)	AUD	700	539

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Food — 1.0%
General Mills, Inc.,
(ICE LIBOR USD 3 Month + 1.01%), 1.25%, 10/17/2023 (aa)	1,797	1,819
2.60%, 10/12/2022	915	917
6.41%, 10/15/2022	500	511
Kroger Co. (The), 2.80%, 08/01/2022	3,000	3,006

		6,253

Healthcare - Products — 0.4%
Thermo Fisher Scientific, Inc.,
(United States SOFR + 0.53%), 0.65%, 10/18/2024 (aa)	1,285	1,282
0.80%, 10/18/2023	1,100	1,074

		2,356

Healthcare - Services — 1.6%
Anthem, Inc.,
2.95%, 12/01/2022	1,906	1,919
3.13%, 05/15/2022	4,149	4,156
HCA, Inc., 5.00%, 03/15/2024	800	830
Humana, Inc., 0.65%, 08/03/2023	3,040	2,967

		9,872

Pharmaceuticals — 3.0%
AbbVie, Inc., 2.90%, 11/06/2022	9,500	9,561
Bayer US Finance II LLC,
(ICE LIBOR USD 3 Month + 1.01%), 1.84%, 12/15/2023 (e) (aa)	2,700	2,712
3.88%, 12/15/2023 (e)	3,700	3,741
Becton Dickinson and Co., (ICE LIBOR USD 3 Month + 1.03%), 1.61%, 06/06/2022 (aa)	523	523
CVS Health Corp., 3.50%, 07/20/2022	279	280
Shire Acquisitions Investments Ireland DAC, (Ireland), 2.88%, 09/23/2023	796	799
Takeda Pharmaceutical Co. Ltd., (Japan), 4.40%, 11/26/2023	1,000	1,025

		18,641

Total Consumer Non-cyclical		45,785

Diversified — 0.3%
Holding Companies - Diversified — 0.3%
Hutchison Whampoa International 12 II Ltd., (Cayman Islands), Reg. S, 3.25%, 11/08/2022	1,700	1,709

Energy — 1.3%
Oil & Gas — 0.7%
Phillips 66, 0.90%, 02/15/2024	1,800	1,743
Saudi Arabian Oil Co., (Saudi Arabia), Reg. S, 2.88%, 04/16/2024	1,500	1,495
Woodside Finance Ltd., (Australia), Reg. S, 3.70%, 09/15/2026	1,000	1,004

		4,242

Pipelines — 0.6%
Enbridge, Inc., (Canada), 0.55%, 10/04/2023	220	213
(United States SOFR + 0.40%), 0.60%, 02/17/2023 (aa)	375	375
2.15%, 02/16/2024	720	711
4.00%, 10/01/2023	1,750	1,778

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pipelines — continued
Kinder Morgan, Inc., 3.15%, 01/15/2023		569	572

			3,649

Total Energy			7,891

Financial — 23.6%
Banks — 19.6%
ADCB Finance Cayman Ltd., (Cayman Islands), (BBSW ASX Australian 3 Month + 1.38%), 1.45%, 10/25/2022 (aa)	AUD	1,500	1,126
Banco Santander SA, (Spain),
(CMT Index 1 Year + 0.45%), 0.70%, 06/30/2024 (aa)		1,200	1,166
3.85%, 04/12/2023		3,400	3,446
Bank of America Corp.,
(United States SOFR + 0.67%), 1.84%, 02/04/2025 (aa)		1,490	1,458
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (aa)		9,366	9,392
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 03/05/2024 (aa)		1,100	1,108
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 07/23/2024 (aa)		1,000	1,012
Barclays plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.38%), 1.84%, 05/16/2024 (aa)		4,400	4,421
Reg. S, (BBSW ASX Australian 3 Month + 1.80%), 1.95%, 06/15/2023 (aa)	AUD	1,000	757
BNP Paribas SA, (France), Reg. S, (BBSW ASX Australian 3 Month + 1.75%), 1.90%, 12/16/2022 (aa)	AUD	500	377
BPCE SA, (France),
(ICE LIBOR USD 3 Month + 1.22%), 1.70%, 05/22/2022 (e) (aa)		1,000	1,001
3.00%, 05/22/2022 (e)		1,000	1,002
4.00%, 04/15/2024		700	712
Canadian Imperial Bank of Commerce, (Canada), 0.45%, 06/22/2023		2,200	2,149
Citigroup, Inc.,
(ICE LIBOR USD 3 Month + 0.95%), 1.21%, 07/24/2023 (aa)		700	701
(United States SOFR + 1.67%), 1.68%, 05/15/2024 (aa)		5,250	5,209
(BBSW ASX Australian 3 Month + 1.72%), 1.80%, 10/27/2023 (aa)	AUD	1,000	759
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 07/24/2023 (aa)		295	295
Credit Suisse AG, (Switzerland), 0.52%, 08/09/2023		4,200	4,088
(BBSW ASX Australian 3 Month + 1.15%), 1.23%, 05/26/2023 (aa)	AUD	2,500	1,882
Credit Suisse Group AG, (Switzerland), 3.80%, 06/09/2023		1,000	1,010
Credit Suisse Group Funding Guernsey Ltd., (Guernsey), 3.80%, 09/15/2022		2,734	2,762
Danske Bank A/S, (Denmark),
Reg. S, (ICE LIBOR USD 3 Month + 1.06%), 1.86%, 09/12/2023 (aa)		500	501
Reg. S, 5.38%, 01/12/2024		1,200	1,238
Deutsche Bank AG, (Germany), 3.95%, 02/27/2023		1,500	1,515
DNB Bank ASA, (Norway), (SOFR Compounded Index + 0.83%), 1.10%, 03/28/2025 (e) (aa)		1,295	1,297
Federation des Caisses Desjardins du Quebec, (Canada), (United States SOFR + 0.43%), 0.64%, 05/21/2024 (e) (aa)		1,900	1,888
First Abu Dhabi Bank PJSC, (United Arab Emirates), Reg. S, (ICE LIBOR USD 3 Month + 0.95%), 1.19%, 04/16/2022 (aa)		1,700	1,700
Goldman Sachs Group, Inc. (The),
0.52%, 03/08/2023		4,000	3,936
(United States SOFR + 0.50%), 0.75%, 09/10/2024 (aa)		2,500	2,473
1.22%, 12/06/2023		600	586
(United States SOFR + 1.39%), 1.65%, 03/15/2024 (aa)		800	805

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(ICE LIBOR USD 3 Month + 0.99%), 2.91%, 07/24/2023 (aa)		300	301
3.20%, 02/23/2023		1,516	1,530
Hana Bank, (South Korea), (ICE LIBOR USD 3 Month + 0.70%), 1.66%, 10/02/2022 (e) (aa)		400	401
HSBC Holdings plc, (United Kingdom),
(United States SOFR + 0.58%), 0.78%, 11/22/2024 (aa)		620	614
(ICE LIBOR USD 3 Month + 1.00%), 1.49%, 05/18/2024 (aa)		3,500	3,511
(ICE LIBOR USD 3 Month + 1.23%), 1.98%, 03/11/2025 (aa)		1,000	1,008
3.60%, 05/25/2023		1,500	1,517
KeyBank NA, (United States SOFR + 0.32%), 0.43%, 06/14/2024 (aa)		375	366
Lloyds Banking Group plc, (United Kingdom),
(BBSW ASX Australian 3 Month + 1.30%), 1.48%, 03/20/2023 (aa)	AUD	300	226
4.05%, 08/16/2023		1,400	1,425
Mitsubishi UFJ Financial Group, Inc., (Japan), (ICE LIBOR USD 3 Month + 0.86%), 1.13%, 07/26/2023 (aa)		2,300	2,311
Mizuho Financial Group, Inc., (Japan),
(ICE LIBOR USD 3 Month + 0.63%), 1.13%, 05/25/2024 (aa)		5,000	4,998
3.55%, 03/05/2023		2,500	2,530
Morgan Stanley,
(United States SOFR + 0.46%), 0.53%, 01/25/2024 (aa)		7,200	7,085
3.75%, 02/25/2023		1,000	1,016
NatWest Group plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.47%), 1.98%, 05/15/2023 (aa)		400	400
(ICE LIBOR USD 3 Month + 1.55%), 2.52%, 06/25/2024 (aa)		1,750	1,766
(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 05/15/2023 (aa)		1,000	1,002
3.88%, 09/12/2023		4,400	4,447
Nordea Bank Abp, (Finland), (ICE LIBOR USD 3 Month + 0.94%), 1.45%, 08/30/2023 (e) (aa)		200	201
Oversea-Chinese Banking Corp. Ltd., (Singapore),
(BBSW ASX Australian 3 Month + 0.26), 0.33%, 08/12/2024 (aa)	AUD	1,000	749
(BBSW ASX Australian 3 Month + 0.35), 0.52%, 03/18/2024 (f) (aa)	AUD	1,000	746
QNB Finance Ltd., (Cayman Islands), Reg. S, (ICE LIBOR USD 3 Month + 1.00%), 1.32%, 05/02/2022 (aa)		800	800
Santander Holdings USA, Inc., 3.40%, 01/18/2023		400	402
Societe Generale SA, (France),
2.63%, 01/22/2025 (e)		800	775
3.88%, 03/28/2024 (e)		700	702
4.25%, 09/14/2023 (e)		300	304
Standard Chartered plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.56%), 3.79%, 05/21/2025 (e) (aa)		1,600	1,603
Sumitomo Mitsui Financial Group, Inc., (Japan), Reg. S, (BBSW ASX Australian 3 Month + 1.25%), 1.32%, 10/16/2024 (aa)	AUD	2,300	1,734
Sumitomo Mitsui Trust Bank Ltd., (Japan), 0.80%, 09/16/2024 (e)		200	189
Synchrony Bank, 3.00%, 06/15/2022		300	301
UBS AG, (Switzerland),
(United States SOFR + 0.36%), 0.54%, 02/09/2024 (e) (aa)		1,000	993
(United States SOFR + 0.45%), 0.63%, 08/09/2024 (e) (aa)		1,615	1,607
Reg. S, (BBSW ASX Australian 3 Month + 0.87%), 0.95%, 07/30/2025 (aa)	AUD	2,100	1,569
UBS Group AG, (Switzerland), (ICE LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/2023 (e) (aa)		3,500	3,506

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
UniCredit SpA, (Italy), 3.75%, 04/12/2022 (e)		1,454	1,454
Wells Fargo & Co.,
(United States SOFR + 1.60%), 1.65%, 06/02/2024 (aa)		3,000	2,965
2.51%, 10/27/2023 (f)	CAD	2,500	1,983
Woori Bank, (South Korea), Reg. S, (ICE LIBOR USD 3 Month + 0.87%), 1.19%, 02/01/2023 (aa)		300	301

			121,110

Diversified Financial Services — 4.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland),
4.13%, 07/03/2023		2,600	2,617
4.50%, 09/15/2023		1,100	1,109
4.63%, 07/01/2022		1,492	1,500
Air Lease Corp.,
(ICE LIBOR USD 3 Month + 0.35%), 1.18%, 12/15/2022 (aa)		2,800	2,798
2.63%, 07/01/2022		2,410	2,412
Aircastle Ltd., (Bermuda), 5.00%, 04/01/2023		500	508
Ally Financial, Inc., 4.63%, 05/19/2022		500	502
American Express Co., (United States SOFR + 0.93%), 1.17%, 03/04/2025 (aa)		1,120	1,129
Aviation Capital Group LLC, 3.88%, 05/01/2023 (e)		2,500	2,512
Capital One Financial Corp., 2.60%, 05/11/2023		3,500	3,512
International Lease Finance Corp., 5.88%, 08/15/2022		300	304
Mitsubishi HC Capital, Inc., (Japan),
2.65%, 09/19/2022 (e)		800	801
3.96%, 09/19/2023 (e)		550	558
Nomura Holdings, Inc., (Japan), 1.85%, 07/16/2025		1,900	1,796
ORIX Corp., (Japan), 3.25%, 12/04/2024		400	401
Park Aerospace Holdings Ltd., (Cayman Islands), 5.25%, 08/15/2022 (e)		1,300	1,308
Synchrony Financial,
2.85%, 07/25/2022		300	301
4.38%, 03/19/2024		750	764

			24,832

Total Financial			145,942

Government — 0.4%
Sovereign — 0.4%
KSA Sukuk Ltd., (Cayman Islands), Reg. S, 2.89%, 04/20/2022		2,300	2,300

Industrial — 2.7%
Aerospace/Defense — 0.3%
Boeing Co. (The),
1.43%, 02/04/2024		1,200	1,162
4.51%, 05/01/2023		1,000	1,017

			2,179

Building Materials — 0.1%
Martin Marietta Materials, Inc., 0.65%, 07/15/2023		695	679

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Engineering & Construction — 0.1%
Sydney Airport Finance Co. Pty Ltd., (Australia), Reg. S, 3.90%, 03/22/2023	400	405

Machinery - Construction & Mining — 0.2%
Komatsu Finance America, Inc., Reg. S, 0.85%, 09/09/2023	1,200	1,170

Machinery - Diversified — 0.1%
Rockwell Automation, Inc., 0.35%, 08/15/2023	480	467

Miscellaneous Manufacturers — 0.2%
General Electric Co., 2.70%, 10/09/2022	1,185	1,190

Packaging & Containers — 0.3%
Berry Global, Inc., 0.95%, 02/15/2024	1,800	1,724

Transportation — 0.6%
Ryder System, Inc., 2.88%, 06/01/2022	1,685	1,687
3.88%, 12/01/2023	2,000	2,030

		3,717

Trucking & Leasing — 0.8%
Penske Truck Leasing Co. LP / PTL Finance Corp.,
2.70%, 03/14/2023 (e)	3,000	3,014
3.90%, 02/01/2024 (e)	2,000	2,026

		5,040

Total Industrial		16,571

Technology — 2.5%
Computers — 0.3%
International Business Machines Corp., 2.88%, 11/09/2022	304	305
Leidos, Inc., 2.95%, 05/15/2023	1,700	1,704

		2,009

Semiconductors — 0.4%
NXP BV / NXP Funding LLC, (Multinational), 4.63%, 06/01/2023 (e)	2,700	2,743

Software — 1.8%
Fidelity National Information Services, Inc., 0.38%, 03/01/2023	3,745	3,678
Fiserv, Inc., 3.80%, 10/01/2023	1,000	1,017
Oracle Corp.,
2.40%, 09/15/2023	2,000	1,992
2.50%, 10/15/2022	1,180	1,184
VMware, Inc., 0.60%, 08/15/2023	3,100	3,014

		10,885

Total Technology		15,637

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Utilities — 3.0%
Electric — 3.0%
Dominion Energy, Inc., Series D, (ICE LIBOR USD 3 Month + 0.53%), 1.36%, 09/15/2023 (aa)	1,800	1,797
Enel Finance International NV, (Netherlands), 2.65%, 09/10/2024 (e)	1,500	1,479
Israel Electric Corp. Ltd., (Israel),
6.88%, 06/21/2023 (e)	500	521
Series 6, Reg. S, 5.00%, 11/12/2024 (e)	300	312
Kansai Electric Power Co., Inc. (The), (Japan), Reg. S, 2.55%, 09/17/2024	1,740	1,718
NextEra Energy Capital Holdings, Inc.,
0.65%, 03/01/2023	3,965	3,908
(SOFR Compounded Index + 0.54%), 0.76%, 03/01/2023 (aa)	710	709
Pacific Gas and Electric Co.,
1.75%, 06/16/2022	600	599
(ICE LIBOR USD 3 Month + 1.48%), 2.36%, 06/16/2022 (aa)	3,000	3,000
3.25%, 06/15/2023	100	100
3.40%, 08/15/2024	100	99
3.75%, 02/15/2024	100	100
3.85%, 11/15/2023	100	101
4.25%, 08/01/2023	800	808
Southern California Edison Co., 0.70%, 04/03/2023	2,200	2,166
Southern Co. (The), Series 2021, (United States SOFR + 0.37%), 0.55%, 05/10/2023 (aa)	1,300	1,296

Total Utilities		18,713

Total Corporate Bonds (Cost $338,516)		334,379

Foreign Government Securities — 0.6%
International Bank for Reconstruction & Development, (Supranational), 0.65%, 02/10/2026	3,100	2,898
Korea Development Bank (The), (South Korea), Reg. S, (ICE LIBOR USD 3 Month + 0.80%), 1.08%, 10/30/2022 (aa)	400	401
Korea National Oil Corp., (South Korea), Reg. S, (ICE LIBOR USD 3 Month + 0.88%), 1.12%, 07/16/2023 (aa)	800	804

Total Foreign Government Securities (Cost $4,306)		4,103

Municipal Bonds — 0.6% (t)
Alaska — 0.0% (g)
Alaska Municipal Bond Bank Authority, Taxable, Series 2, Rev., 0.34%, 12/01/2022	235	233

California — 0.1%
Municipal Improvement Corp. of Los Angeles, Series A, Rev., 0.42%, 11/01/2023	590	572

Maryland — 0.1%
State of Maryland Department of Transportation, Series A, Rev., 0.36%, 08/01/2023	450	439

North Carolina — 0.1%
University of North Carolina at Charlotte (The),
Rev., 0.29%, 04/01/2022	175	175
Rev., 0.41%, 04/01/2023	350	345

		520

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — 0.3%
Pennsylvania Economic Development Financing Authority, State System Higher Education, Rev., 0.29%, 06/15/2022	315	315
Philadelphia Authority for Industrial Development, Rev., 0.94%, 04/15/2024	1,555	1,502

		1,817

Total Municipal Bonds (Cost $3,670)		3,581

U.S. Government Agency Securities — 0.7%
FHLBs,
0.96%, 03/05/2026	2,100	1,974
1.10%, 08/20/2026	1,800	1,688
1.11%, 07/27/2026	567	530

Total U.S. Government Agency Securities (Cost $4,467)		4,192

U.S. Treasury Obligations — 1.9%
U.S. Treasury Notes,
0.75%, 12/31/2023 (ii)	10,600	10,331
0.75%, 11/15/2024	1,000	957
1.00%, 12/15/2024	300	288

Total U.S. Treasury Obligations (Cost $11,892)		11,576

Short-Term Investments — 18.2%
Certificates of Deposit — 6.9%
Bank of Montreal, 1.17%, 02/09/2023 (n)	3,000	2,981
Bank of Nova Scotia (The), 0.20%, 09/21/2022 (n)	3,000	2,983
Barclays Bank plc, 1.67%, 03/03/2023 (n)	2,000	1,991
0.24%, 04/08/2022 (n)	1,500	1,500
Canadian Imperial Bank of Commerce, 0.35%, 11/02/2022 (n)	3,000	2,979
Citibank NA, 0.98%, 02/02/2023 (n)	3,000	2,976
Credit Suisse AG,
0.39%, 11/01/2022 (n)	3,000	2,977
1.12%, 02/02/2023 (n)	3,000	2,974
MUFG Bank Ltd., 0.21%, 10/25/2022 (n)	5,500	5,465
Natixis Bank SA, (France) 0.30%, 10/20/2022 (n)	2,500	2,483
Royal Bank of Canada, 0.38%, 11/10/2022 (n)	1,500	1,489
Svenska Handelsbanken, (Sweden), (United States SOFR + 0.25%), 0.31%, 02/24/2023 (aa) (n)	2,000	1,996
Toronto-Dominion Bank (The),
0.27%, 10/20/2022 (n)	2,000	1,986
0.34%, 10/28/2022 (n)	2,500	2,482
0.74%, 12/30/2022 (n)	2,000	1,984
1.17%, 02/10/2023 (n)	3,000	2,979

Total Certificates of Deposit		42,225

Commercial Papers — 2.9%
AT&T, Inc., 0.95%, 04/18/2022 (e) (n)	1,400	1,399
BP Capital Markets plc, (United Kingdom), 1.05%, 05/16/2022 (e)	1,200	1,199
Brookfield U.S. Holdings, Inc., (Canada), 1.00%, 04/04/2022 (e) (n)	1,700	1,700
Conagra Brands, Inc., 1.00%, 04/08/2022 (e) (n)	1,700	1,700

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Short-Term Investments — continued
Commercial Papers — continued
Dominion Energy, Inc., 0.90%, 04/07/2022 (e) (n)		1,200	1,200
Enbridge U.S., Inc., 1.40%, 05/17/2022 (e) (n)		1,900	1,897
Entergy Corp.,
1.00%, 04/06/2022 (e) (n)		1,000	1,000
1.25%, 05/06/2022 (e) (n)		800	799
International Flavors & Fragrances, Inc.,
1.62%, 06/03/2022 (e) (n)		800	798
1.70%, 05/23/2022 (e) (n)		1,000	999
Macquarie Bank Ltd., (Australia), 1.39%, 02/06/2023 (e) (n)		3,000	2,946
Royal Bank of Canada, (Canada), 0.00%, 10/20/2022 (e) (n)		2,000	1,986

Total Commercial Papers			17,623

Corporate Bond — 0.2%
Southern California Edison Co., Series F, (SOFR Compounded Index + 0.35%), 0.61%, 06/13/2022 (aa)		1,500	1,500

Foreign Government Securities — 7.3%
Alberta T-Bill, (Canada), Zero Coupon, 04/19/2022	CAD	6,000	4,798
Bank of Israel Bill—Makam, (Israel), Series 1112, Reg. S, Zero Coupon, 11/02/2022	ILS	5,700	1,784
Canadian Treasury Bill, (Canada), Zero Coupon, 04/14/2022	CAD	6,000	4,799
France Treasury Bill BTF, (France), Reg. S, Zero Coupon, 04/06/2022	EUR	12,000	13,275
Japan Treasury Discount Bill, (Japan),
Series 1045, Zero Coupon, 06/16/2022	JPY	500,000	4,108
Series 1056, Zero Coupon, 05/16/2022	JPY	1,000,000	8,215
Series 1062, Zero Coupon, 06/06/2022	JPY	1,000,000	8,216

Total Foreign Government Securities			45,195

Municipal Bond — 0.0% (g) (t)
City of Norwich, GO, 1.35%, 08/01/2022		75	75

Time Deposits — 0.8%
BNP Paribas SA, 0.25%, 04/01/2022	GBP	108	142
Brown Brothers Harriman,
(0.19%), 04/01/2022	AUD	22	17
0.07%, 04/01/2022	CAD	51	41
Citibank NA, (0.78%), 04/01/2022	EUR	83	92
Sumitomo Mitsui Banking Corp.,
(0.38%), 04/01/2022	JPY	128	1
0.15%, 04/01/2022		4,854	4,854

Total Time Deposits			5,147

U.S. Treasury Obligation — 0.1%
U.S. Treasury Bill, Zero Coupon, 04/14/2022 (ff)		286	286

Total Short-Term Investments (Cost $113,397)			112,051

Total Investments — 99.6% (Cost - $622,813)*			614,314
Other Assets in Excess of Liabilities — 0.4%			2,369

NET ASSETS — 100.0%			$616,683

Percentages indicated are based on net assets

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2022:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
3 Month Eurodollar	51	12/2022	USD	12,624	(213)
U.S. Treasury 2 Year Note	504	06/2022	USD	108,052	(1,243)

					(1,456)

Short Contracts
U.S. Treasury 2 Year Note	(83)	06/2022	USD	(17,825)	235
U.S. Treasury 5 Year Note	(280)	06/2022	USD	(32,929)	816
U.S. Ultra Treasury 10 Year Note	(30)	06/2022	USD	(4,197)	133

					1,184

Total unrealized appreciation (depreciation)					(272)

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2022:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
CAD	1,116	USD	875	Bank of America, NA	04/04/2022	18
GBP	287	USD	374	Barclays Bank plc	04/04/2022	3
GBP	3,999	USD	5,252	Barclays Bank plc	04/04/2022	1
USD	5,734	GBP	4,286	Barclays Bank plc	04/04/2022	103
USD	13,369	EUR	12,000	UBS AG LONDON	04/06/2022	94
USD	4,802	CAD	6,000	Citibank, NA	04/14/2022	3
USD	4,801	CAD	6,000	UBS AG LONDON	04/19/2022	2
USD	3,880	CAD	4,844	Bank of America, NA	05/03/2022	6
USD	8,645	JPY	1,000,000	UBS AG LONDON	05/16/2022	422
USD	8,675	JPY	1,000,000	Nomura International plc	06/06/2022	448
USD	4,329	JPY	500,000	Goldman Sachs International	06/16/2022	214

Total unrealized appreciation						1,314

USD	7,769	AUD	10,854	Morgan Stanley & Co.	04/04/2022	(352)
USD	5,422	AUD	7,452	Morgan Stanley & Co.	04/04/2022	(154)
CAD	4,843	USD	3,880	Bank of America, NA	04/04/2022	(6)
USD	4,654	CAD	5,958	Bank of America, NA	04/04/2022	(111)
USD	5,251	GBP	3,999	Barclays Bank plc	05/04/2022	(1)
USD	3,537	EUR	3,214	BNP Paribas	06/15/2022	(29)
USD	1,813	GBP	1,390	UBS AG LONDON	06/15/2022	(12)
USD	1,785	ILS	5,699	Barclays Bank plc	11/02/2022	(17)

Total unrealized depreciation						(682)

Net unrealized appreciation (depreciation)						632

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of March 31, 2022:

FLOATING RATE INDEX (a)	FIXED RATE	PAY / RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
ICE LIBOR USD 1 Month	ICE LIBOR USD 3 Month	Pay	01/13/2023	USD	9,600	—	1	1
ICE LIBOR USD 1 Month	ICE LIBOR USD 3 Month	Pay	01/13/2023	USD	12,500	—	2	2

Total						—	3	3

(a)	Value of floating rate index as of March 31, 2022 was as follows:

FLOATING RATE INDEX
ICE LIBOR USD 1 Month	0.45%
ICE LIBOR USD 3 Month	0.96%

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Credit Default Swaps contracts outstanding — buy protection (1) as of March 31, 2022:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (2)	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.IG.35-V1	1.00%	Quarterly	12/20/2025	0.49	USD	700	(15)	2	(13)
CDX.NA.IG.36-V1	1.00%	Quarterly	06/20/2026	0.55	USD	3,400	(83)	20	(63)
CDX.NA.IG.37-V1	1.00%	Quarterly	12/20/2026	0.61	USD	9,800	(242)	71	(171)

Total							(340)	93	(247)

(1)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Six Circles Ultra Short Duration Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022

ASX	—	Australian Stock Exchange
BBSW	—	Bank Bill Swap Rate
CDX	—	Credit Default Swap Index
CLO	—	Collateralized Loan Obligations
CMT	—	Constant Maturity Treasury
FHLB	—	Federal Home Loan Bank
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REMICS	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
RMBS	—	Residential Mortgage Backed Security
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Interbank Average Rate
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2022.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	—	Security is exempt from registration under Rule 144A or Section 4 (a) (2) of the Securities Act of 1933, as amended.
(g)	—	Amount rounds to less than 0.05%.
(n)	—	The rate shown is the effective yield as of March 31, 2022.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2022.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2022.
(ff)	—	Approximately $285,983 of this investment is restricted as collateral for futures to Citigroup Global Markets, Inc.
(ii)	—	Approximately $396,666 of this investment is restricted as collateral for forwards to various brokers.
*	—	The cost of securities is substantially the same for federal income tax purposes.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
ILS	—	Israeli New Shekel
JPY	—	Japanese Yen
USD	—	United States Dollar

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — 3.2%
Chesapeake Funding II LLC, Series 2019-1A, Class A1, 2.94%, 04/15/2031 (e)	255	255
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, (ICE LIBOR USD 1 Month + 1.35%), 1.81%, 10/25/2037 (e) (aa)	240	240
DT Auto Owner Trust, Series 2020-3A, Class A, 0.54%, 04/15/2024 (e)	290	290
ELFI Graduate Loan Program LLC, Series 2021-A, Class A, 1.53%, 12/26/2046 (e)	1,044	982
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (e)	897	834
Ford Auto Securitization Trust, (Canada),
Series 2019-BA, Class A2, 2.32%, 10/15/2023 (e)	CAD 145	116
Series 2021-AA, Class A2, 1.16%, 10/15/2025 (e)	CAD 700	549
Ford Credit Floorplan Master Owner Trust A,
Series 2019-3, Class A2, (ICE LIBOR USD 1 Month + 0.60%), 1.00%, 09/15/2024 (aa)	600	600
Series 2020-1, Class A1, 0.70%, 09/15/2025	1,700	1,650
GMF Canada Leasing Trust, (Canada), Series 2021-1A, Class A2, 0.64%, 03/20/2024 (e)	CAD 800	637
Hertz Vehicle Financing III LLC, Series 2022-3A, Class A, 3.37%, 03/25/2025 (e)	100	100
Master Credit Card Trust, (Canada), Series 2021-1A, Class A, 0.53%, 11/21/2025 (e)	900	857
Nelnet Student Loan Trust, Series 2019-2A, Class A, (ICE LIBOR USD 1 Month + 0.90%), 1.36%, 06/27/2067 (e) (aa)	1,135	1,141
Oscar US Funding XI LLC, (Japan), Series 2019-2A, Class A4, 2.68%, 09/10/2026 (e)	350	352
Oscar US Funding XII LLC, (Japan), Series 2021-1A, Class A2, 0.40%, 03/11/2024 (e)	910	907
Oscar US Funding XIII LLC, Series 2021-2A, Class A2, 0.39%, 08/12/2024 (e)	732	728
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCW2, Class M2, (ICE LIBOR USD 1 Month + 0.80%), 1.25%, 07/25/2035 (aa)	1,156	1,152
Pawnee Equipment Receivables LLC, Series 2021-1, Class A2, 1.10%, 07/15/2027 (e)	1,100	1,064
PRET LLC,
Series 2021-NPL3, Class A1, SUB, 1.87%, 07/25/2051 (e)	853	808
Series 2021-NPL6, Class A1, SUB, 2.49%, 07/25/2051 (e)	660	641
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1, SUB, 1.99%, 02/25/2061 (e)	348	332
Santander Drive Auto Receivables Trust, Series 2022-2, Class A2, 2.12%, 10/15/2026	1,500	1,499
SLM Student Loan Trust, Series 2004-10, Class A7B, (ICE LIBOR USD 3 Month + 0.60%), 0.86%, 10/25/2029 (e) (aa)	1,351	1,345
SMB Private Education Loan Trust,
Series 2016-C, Class A2A, 2.34%, 09/15/2034 (e)	621	613
Series 2020-PTA, Class A2A, 1.60%, 09/15/2054 (e)	640	613
Towd Point Asset Trust, Series 2021-SL1, Class A2, (ICE LIBOR USD 1 Month + 0.70%), 1.15%, 11/20/2061 (e) (aa)	248	247
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033 (e)	1,800	1,707
World Omni Select Auto Trust, Series 2020-A, Class A2, 0.47%, 06/17/2024	10	10

Total Asset-Backed Securities (Cost $20,697)		20,269

Collateralized Mortgage Obligations — 3.7%
Avon Finance NO 2 plc, (United Kingdom), Series 2X, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.90%), 1.20%, 09/20/2048 (aa)	GBP 158	208
Brass NO 8 plc, (United Kingdom), Series 8A, Class A1, (ICE LIBOR USD 3 Month + 0.70%), 1.16%, 11/16/2066 (e) (aa)	85	85
Canterbury Finance NO 1 plc, (United Kingdom), Series 1, Class A2, Reg. S, (SONIA Interest Rate Benchmark + 1.35%), 1.50%, 05/16/2056 (aa)	GBP 806	1,063
Cheshire plc, (United Kingdom), Series 2020-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.90%), 1.07%, 08/20/2045 (aa)	GBP 549	719
CSMC Trust, Series 2021-RPL4, Class A1, 1.80%, 12/27/2060 (e) (z)	352	335

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Finsbury Square plc, (United Kingdom),
Series 2019-3, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.01%), 1.29%, 12/16/2069 (aa)	GBP 174	228
Series 2020-2A, Class A, (SONIA Interest Rate Benchmark + 1.30%), 1.58%, 06/16/2070 (e) (aa)	GBP 380	502
FNMA REMICS,
Series 2020-29, Class FC, (ICE LIBOR USD 1 Month + 0.80%), 0.91%, 05/25/2050 (aa)	2,136	2,140
Series 2022-8, Class D, 2.00%, 08/25/2038	1,859	1,807
GCAT LLC, Series 2020-3, Class A1, SUB, 2.98%, 09/25/2025 (e)	861	860
GNMA,
Series 2015-H04, Class FA, (ICE LIBOR USD 1 Month + 0.65%), 0.76%, 12/20/2064 (aa)	1,342	1,342
Series 2017-121, Class PE, 3.00%, 07/20/2046	272	271
Series 2018-H18, Class FC, (ICE LIBOR USD 1 Month + 0.35%), 0.46%, 08/20/2065 (aa)	1,811	1,803
Series 2019-54, Class KF, (ICE LIBOR USD 1 Month + 0.42%), 0.65%, 05/20/2044 (aa)	530	531
Series 2021-H09, Class FG, (United States 30 Day Average SOFR + 1.50%), 1.55%, 06/20/2071 (aa)	1,676	1,772
Series 2022-5, Class FA, (United States 30 Day Average SOFR + 0.30%), 0.35%, 01/20/2052 (aa)	993	951
Series 2022-H01, Class FA, (United States 30 Day Average SOFR + 0.35%), 0.40%, 01/20/2072 (aa)	800	795
GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (e) (z)	304	296
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, SUB, 1.75%, 07/25/2061 (e)	1,433	1,364
London Wall Mortgage Capital plc, (United Kingdom), Series 2017-FL1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.97%), 0.95%, 11/15/2049 (aa)	GBP 35	46
MFA Trust, Series 2021-RPL1, Class A1, 1.13%, 07/25/2060 (e) (z)	524	497
New Residential Mortgage Loan Trust,
Series 2018-3A, Class A1, 4.50%, 05/25/2058 (e) (z)	139	143
Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058 (e) (z)	924	901
Polaris RMBS, (United Kingdom), Series 2019-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.25%), 1.73%, 04/27/2057 (aa)	GBP 410	539
Sage AR Funding No 1 plc, (United Kingdom), Series 1A, Class A, (SONIA Interest Rate Benchmark + 1.25%), 1.41%, 11/17/2030 (e) (aa)	GBP 800	1,049
Silverstone Master Issuer plc, (United Kingdom), Series 2022-1A, Class 1A, (United States SOFR + 0.38%), 0.00%, 01/21/2070 (e) (aa)	700	700
Starwood Mortgage Residential Trust,
Series 2020-3, Class A1, 1.49%, 04/25/2065 (e) (z)	377	371
Series 2021-2, Class A1, 0.94%, 05/25/2065 (e) (z)	470	459
Stratton Mortgage Funding, (United Kingdom), Series 2021-2A, Class A, (SONIA Interest Rate Benchmark + 0.90%), 0.99%, 07/20/2060 (e) (aa)	GBP 169	222
Towd Point Mortgage Funding, (United Kingdom), Series 2019-A13A, Class A1, (SONIA Interest Rate Benchmark + 0.90%), 0.99%, 07/20/2045 (e) (aa)	GBP 701	921
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (ICE LIBOR USD 1 Month + 1.00%), 1.46%, 05/25/2058 (e) (aa)	406	406

Total Collateralized Mortgage Obligations (Cost $23,609)		23,326

Commercial Mortgage-Backed Securities — 1.4%
AREIT Trust, Series 2019-CRE3, Class A, (United States 30 Day Average SOFR + 1.13%), 1.18%, 09/14/2036 (e) (aa)	114	114

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Securities — continued
AREIT Trust, (Cayman Islands),
Series 2020-CRE4, Class A, (United States 30 Day Average SOFR + 2.73%), 2.78%, 04/15/2037 (e) (aa)	169	169
Series 2021-CRE5, Class A, (ICE LIBOR USD 1 Month + 1.08%), 1.48%, 07/17/2026 (e) (aa)	600	599
Series 2022-CRE6, Class A, (United States 30 Day Average SOFR + 1.25%), 1.30%, 11/17/2024 (e) (aa)	900	890
Ashford Hospitality Trust, Series 2018-KEYS, Class A, (ICE LIBOR USD 1 Month + 1.00%), 1.40%, 06/15/2035 (e) (aa)	500	495
BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class A, (ICE LIBOR USD 1 Month + 1.05%), 1.45%, 04/15/2036 (e) (aa)	400	398
BWAY Mortgage Trust, Series 2021-1450, Class A, (ICE LIBOR USD 1 Month + 1.25%), 1.65%, 09/15/2036 (e) (aa)	500	493
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class ASB, 3.09%, 05/10/2058	820	822
Citigroup Commercial Mortgage Trust, Series 2021-KEYS, Class A, (ICE LIBOR USD 1 Month + 1.18%), 1.58%, 10/15/2036 (e) (aa)	900	887
LUXE Trust, Series 2021-MLBH, Class A, (ICE LIBOR USD 1 Month + 0.98%), 1.38%, 11/15/2038 (e) (aa)	800	784
MF1X, Series 2021-W10, Class A, (CME Term SOFR 1 Month + 1.07%), 1.37%, 12/15/2034 (e) (aa)	900	899
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class AAB, 3.85%, 08/15/2046	306	307
Morgan Stanley Capital I Trust, Series 2019-PLND, Class A, (ICE LIBOR USD 1 Month + 1.00%), 1.40%, 05/15/2036 (e) (aa)	700	695
SREIT Trust, Series 2021-IND, Class A, (ICE LIBOR USD 1 Month + 0.70%), 1.10%, 10/15/2038 (e) (aa)	100	97
VMC Finance LLC, Series 2021-FL4, Class A, (ICE LIBOR USD 1 Month + 1.10%), 1.57%, 06/16/2036 (e) (aa)	489	483
WFRBS Commercial Mortgage Trust, Series 2013-C11, Class A5, 3.07%, 03/15/2045	876	877

Total Commercial Mortgage-Backed Securities (Cost $9,146)		9,009

Corporate Bonds — 15.4%
Communications — 1.1%
Internet — 0.0% (g)
SK Broadband Co. Ltd., (South Korea), Reg. S, 3.88%, 08/13/2023	200	203

Media — 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital, (ICE LIBOR USD 3 Month + 1.65%), 1.97%, 02/01/2024 (aa)	1,700	1,733

Telecommunications — 0.8%
AT&T, Inc., Reg. S, (BBSW ASX Australian 3 Month + 1.25%), 1.43%, 09/19/2023 (aa)	AUD 800	602
SES SA, (Luxembourg), 3.60%, 04/04/2023 (e)	1,400	1,408
Verizon Communications, Inc., Reg. S, (BBSW ASX Australian 3 Month + 1.22%), 1.30%, 02/17/2023 (aa)	AUD 1,500	1,128
Vodafone Group plc, (United Kingdom), Reg. S, (BBSW ASX Australian 3 Month + 1.05%), 1.20%, 12/13/2022 (aa)	AUD 2,600	1,950

		5,088

Total Communications		7,024

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Consumer Cyclical — 1.3%
Auto Manufacturers — 0.9%
General Motors Financial Co., Inc.,
(ICE LIBOR USD 3 Month + 1.31%), 2.31%, 06/30/2022 (aa)	300	301
3.45%, 04/10/2022	1,500	1,500
Hyundai Capital America,
0.80%, 04/03/2023 (e)	1,200	1,178
Reg. S, 1.25%, 09/18/2023	100	97
3.00%, 06/20/2022 (e)	174	174
Reg. S, 4.13%, 06/08/2023	400	405
Nissan Motor Acceptance Co. LLC,
(ICE LIBOR USD 3 Month + 0.65%), 0.89%, 07/13/2022 (e) (aa)	700	699
(ICE LIBOR USD 3 Month + 0.69%), 1.66%, 09/28/2022 (e) (aa)	1,620	1,617

		5,971

Retail — 0.4%
7-Eleven, Inc., 0.63%, 02/10/2023 (e)	1,800	1,772
McDonald’s Corp., Reg. S, (BBSW ASX Australian 3 Month + 1.13%), 1.27%, 03/08/2024 (aa)	AUD 600	452

		2,224

Total Consumer Cyclical		8,195

Consumer Non-cyclical — 2.1%
Agriculture — 1.0%
BAT Capital Corp., (ICE LIBOR USD 3 Month + 0.88%), 1.39%, 08/15/2022 (aa)	3,500	3,504
Imperial Brands Finance plc, (United Kingdom), 3.75%, 07/21/2022 (e)	3,100	3,107

		6,611

Beverages — 0.1%
JDE Peet’s NV, (Netherlands), 0.80%, 09/24/2024 (e)	400	376

Commercial Services — 0.1%
Transurban Queensland Finance Pty Ltd., (Australia), Reg. S, (BBSW ASX Australian 3 Month + 2.05%), 2.20%, 12/16/2024 (aa)	AUD 1,000	770

Food — 0.1%
General Mills, Inc., 6.41%, 10/15/2022	600	613

Healthcare - Products — 0.2%
Thermo Fisher Scientific, Inc., 0.80%, 10/18/2023	1,300	1,269

Healthcare - Services — 0.1%
HCA, Inc., 5.00%, 03/15/2024	500	519

Pharmaceuticals — 0.5%
Bayer US Finance II LLC, (ICE LIBOR USD 3 Month + 1.01%), 1.84%, 12/15/2023 (e) (aa)	3,500	3,516

Total Consumer Non-cyclical		13,674

Diversified — 0.3%
Holding Companies - Diversified — 0.3%
Hutchison Whampoa International 12 II Ltd., (Cayman Islands), Reg. S, 3.25%, 11/08/2022	1,825	1,834

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Energy — 0.4%
Oil & Gas — 0.4%
Saudi Arabian Oil Co., (Saudi Arabia), Reg. S, 2.88%, 04/16/2024	1,600	1,594
Woodside Finance Ltd., (Australia), Reg. S, 3.70%, 09/15/2026	1,000	1,004

Total Energy		2,598

Financial — 7.4%
Banks — 5.5%
ADCB Finance Cayman Ltd., (Cayman Islands), (BBSW ASX Australian 3 Month + 1.38%), 1.45%, 10/25/2022 (aa)	AUD 1,500	1,126
Barclays plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.38%), 1.84%, 05/16/2024 (aa)	1,300	1,306
Reg. S, (BBSW ASX Australian 3 Month + 1.80%), 1.95%, 06/15/2023 (aa)	AUD 750	568
BNP Paribas SA, (France), Reg. S, (BBSW ASX Australian 3 Month + 1.75%), 1.90%, 12/16/2022 (aa)	AUD 700	527
Citigroup, Inc.,
(ICE LIBOR USD 3 Month + 0.95%), 1.21%, 07/24/2023 (aa)	850	851
(BBSW ASX Australian 3 Month + 1.72%), 1.80%, 10/27/2023 (aa)	AUD 1,000	759
Credit Suisse AG, (Switzerland), (BBSW ASX Australian 3 Month + 1.15%), 1.23%, 05/26/2023 (aa)	AUD 2,500	1,882
Danske Bank A/S, (Denmark),
Reg. S, (ICE LIBOR USD 3 Month + 1.06%), 1.86%, 09/12/2023 (aa)	600	601
Reg. S, 5.38%, 01/12/2024	1,100	1,135
First Abu Dhabi Bank PJSC, (United Arab Emirates), Reg. S, (ICE LIBOR USD 3 Month + 0.95%), 1.19%, 04/16/2022 (aa)	1,800	1,800
Goldman Sachs Group, Inc. (The), 1.22%, 12/06/2023	1,100	1,074
Reg. S, (BBSW ASX Australian 3 Month + 1.55%), 1.61%, 05/02/2024 (aa)	AUD 500	379
(ICE LIBOR USD 3 Month + 0.99%), 2.91%, 07/24/2023 (aa)	300	300
Hana Bank, (South Korea), (ICE LIBOR USD 3 Month + 0.70%), 1.66%, 10/02/2022 (e) (aa)	500	501
HSBC Holdings plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.00%), 1.49%, 05/18/2024 (aa)	800	802
(ICE LIBOR USD 3 Month + 1.23%), 1.98%, 03/11/2025 (aa)	1,000	1,008
Lloyds Banking Group plc, (United Kingdom),
(BBSW ASX Australian 3 Month + 1.30%), 1.48%, 03/20/2023 (aa)	AUD 300	226
4.05%, 08/16/2023	1,390	1,415
Mitsubishi UFJ Financial Group, Inc., (Japan), (ICE LIBOR USD 3 Month + 0.86%), 1.13%, 07/26/2023 (aa)	2,500	2,512
Mizuho Financial Group, Inc., (Japan), (ICE LIBOR USD 3 Month + 0.63%), 1.13%, 05/25/2024 (aa)	3,400	3,399
NatWest Group plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.47%), 1.98%, 05/15/2023 (aa)	700	701
(ICE LIBOR USD 3 Month + 1.55%), 2.52%, 06/25/2024 (aa)	700	706
Nordea Bank Abp, (Finland), (ICE LIBOR USD 3 Month + 0.94%), 1.45%, 08/30/2023 (e) (aa)	200	201
Oversea-Chinese Banking Corp. Ltd., (Singapore),
(BBSW ASX Australian 3 Month + 0.26%), 0.33%, 08/12/2024 (aa)	AUD 1,000	749
(BBSW ASX Australian 3 Month + 0.35%), 0.52%, 03/18/2024 (f) (aa)	AUD 500	373
QNB Finance Ltd., (Cayman Islands), Reg. S, (ICE LIBOR USD 3 Month + 1.00%), 1.32%, 05/02/2022 (aa)	1,100	1,100
Santander Holdings USA, Inc., 3.40%, 01/18/2023	1,300	1,308

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Banks — continued
Societe Generale SA, (France),
2.63%, 01/22/2025 (e)	800	775
3.88%, 03/28/2024 (e)	500	501
4.25%, 09/14/2023 (e)	500	507
Standard Chartered plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.56%), 3.79%, 05/21/2025 (e) (aa)	1,700	1,704
Sumitomo Mitsui Financial Group, Inc., (Japan), Reg. S, (BBSW ASX Australian 3 Month + 1.25%), 1.32%, 10/16/2024 (aa)	AUD 2,400	1,810
Sumitomo Mitsui Trust Bank Ltd., (Japan), 0.80%, 09/16/2024 (e)	400	378
UBS AG, (Switzerland), Reg. S, (BBSW ASX Australian 3 Month + 0.87%), 0.95%, 07/30/2025 (aa)	AUD 2,200	1,644

		34,628

Diversified Financial Services — 1.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland), 4.50%, 09/15/2023	1,100	1,109
Ally Financial, Inc.,
3.05%, 06/05/2023	300	301
4.63%, 05/19/2022	200	201
American Express Co., 2.75%, 05/20/2022	3,700	3,703
International Lease Finance Corp., 5.88%, 08/15/2022	300	304
Mitsubishi HC Capital, Inc., (Japan), 2.65%, 09/19/2022 (e)	1,700	1,703
Nomura Holdings, Inc., (Japan), 1.85%, 07/16/2025	2,300	2,173
ORIX Corp., (Japan),
2.90%, 07/18/2022	688	690
3.25%, 12/04/2024	400	401
Park Aerospace Holdings Ltd., (Cayman Islands), 5.25%, 08/15/2022 (e)	1,100	1,107
Synchrony Financial, 2.85%, 07/25/2022	600	602

		12,294

Total Financial		46,922

Government — 0.3%
Sovereign — 0.3%
KSA Sukuk Ltd., (Cayman Islands), Reg. S, 2.89%, 04/20/2022	1,800	1,800

Industrial — 0.7%
Aerospace/Defense — 0.4%
Boeing Co. (The),
1.43%, 02/04/2024	1,000	968
4.51%, 05/01/2023	1,400	1,424

		2,392

Machinery - Construction & Mining — 0.1%
Komatsu Finance America, Inc., Reg. S, 0.85%, 09/09/2023	1,000	975

Packaging & Containers — 0.2%
Berry Global, Inc., 0.95%, 02/15/2024	1,200	1,149

Total Industrial		4,516

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Technology — 0.2%
Computers — 0.2%
Leidos, Inc., 2.95%, 05/15/2023	1,000	1,002

Semiconductors — 0.0% (g)
NXP BV / NXP Funding LLC, (Multinational), 4.63%, 06/01/2023 (e)	280	285

Total Technology		1,287

Utilities — 1.6%
Electric — 1.6%
American Electric Power Co., Inc., Series A, (ICE LIBOR USD 3 Month + 0.48%), 0.80%, 11/01/2023 (aa)	1,300	1,298
Dominion Energy, Inc., Series D, (ICE LIBOR USD 3 Month + 0.53%), 1.36%, 09/15/2023 (aa)	800	799
Israel Electric Corp. Ltd., (Israel),
6.88%, 06/21/2023 (e)	500	521
Series 6, Reg. S, 5.00%, 11/12/2024 (e)	300	312
Kansai Electric Power Co., Inc. (The), (Japan), Reg. S, 2.55%, 09/17/2024	1,800	1,777
Pacific Gas and Electric Co.,
1.70%, 11/15/2023	200	195
1.75%, 06/16/2022	600	599
3.25%, 06/15/2023	200	200
3.75%, 02/15/2024	100	101
3.85%, 11/15/2023	400	402
4.25%, 08/01/2023	800	808
Southern California Edison Co., (SOFR Compounded Index + 0.64%), 0.91%, 04/03/2023 (aa)	1,700	1,699
Southern Co. (The), Series 2021, (United States SOFR + 0.37%), 0.55%, 05/10/2023 (aa)	1,400	1,396

Total Utilities		10,107

Total Corporate Bonds
(Cost $98,801)		97,957

Foreign Government Securities — 0.8%
Export-Import Bank of Korea, (South Korea), (ICE LIBOR USD 3 Month + 0.53%), 1.49%, 06/25/2022 (aa)	1,000	1,002
International Bank for Reconstruction & Development, (Supranational), 0.65%, 02/10/2026	3,400	3,178
Korea Development Bank (The), (South Korea), Reg. S, (ICE LIBOR USD 3 Month + 0.80%), 1.08%, 10/30/2022 (aa)	500	502
Korea National Oil Corp., (South Korea), Reg. S, (ICE LIBOR USD 3 Month + 0.88%), 1.12%, 07/16/2023 (aa)	500	502

Total Foreign Government Securities
(Cost $5,405)		5,184

Municipal Bonds — 68.9% (t)
Alabama — 0.1%
Lower Alabama Gas District, Series A, Rev., 4.00%, 12/01/2022	550	557

Alaska — 0.4%
Alaska Housing Finance Corp., Series B, Rev., VRDO, 0.51%, 04/07/2022 (z)	2,400	2,400

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Arizona — 2.0%
Arizona State University, Series A, Rev., VRDO, 0.51%, 04/07/2022 (z)	10,200	10,200
Maricopa County Unified School District, GO, 5.00%, 07/01/2022	1,310	1,323
Maricopa County, Union High School District No. 210, School Improvement Project 2011 and 2017, GO, 5.00%, 07/01/2022	1,000	1,009

		12,532

California — 6.0%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Series B, Rev., AMT, 5.00%, 07/01/2022	1,430	1,443
California Public Finance Authority, Rev., VRDO, LOC: Barclays Bank plc, 0.38%, 04/01/2022 (z)	2,000	2,000
California Statewide Communities Development Authority, Washington Court Apartments, Rev., HUD, 0.22%, 08/01/2023 (z)	2,250	2,241
City of Long Beach, Series B, Rev., AMT, 4.00%, 05/15/2022	3,000	3,010
Los Angeles Department of Water & Power, Power System Revenue, Subordinate, Series B8, Rev., VRDO, 0.44%, 04/07/2022 (z)	5,500	5,500
Sacramento County Sanitation Districts Financing Authority, Rev., 5.00%, 12/01/2022	2,000	2,050
San Francisco City & County Airport Comm-San Francisco International Airport, Series B, Rev., VRDO, LOC: Barclays Bank plc, 0.52%, 04/07/2022 (z)	18,850	18,850
State of California,
GO, 5.00%, 10/01/2022	1,000	1,019
GO, 5.00%, 11/01/2022	1,000	1,021
Series C3, GO, VRDO, LOC: U.S. Bank NA, 0.41%, 04/07/2022 (z)	1,445	1,445

		38,579

Colorado — 0.8%
Denver City & County School District No. 1, GO, 5.00%, 12/01/2022	3,000	3,074
Weld County School District No. 6 Greeley, GO, 5.00%, 12/01/2022	1,850	1,895

		4,969

Connecticut — 3.4%
Connecticut Housing Finance Authority,
Series B3, Rev., VRDO, 0.50%, 04/07/2022 (z)	5,680	5,680
Series F3, Rev., VRDO, 0.55%, 04/07/2022 (z)	10,500	10,500
Connecticut State Health & Educational Facilities Authority, Stamford Hospital Issuer,
Rev., 4.00%, 07/01/2022	500	503
Rev., 4.00%, 07/01/2023	550	563
Connecticut State Health & Educational Facilities Authority, Yale University, Series V1, Rev., VRDO, 0.26%, 04/01/2022 (z)	1,500	1,500
Hartford County, Metropolitan District (The), Series A, GO, 5.00%, 07/15/2022	1,200	1,213
State of Connecticut Special Tax Revenue, Series A, Rev., 4.00%, 05/01/2023	1,530	1,568

		21,527

District of Columbia — 1.2%
District of Columbia, Carnegie, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.49%, 04/07/2022 (z)	2,325	2,325
District of Columbia, Georgetown University, Series B2, Rev., VRDO, LOC: Bank of America NA, 0.49%, 04/07/2022 (z)	3,495	3,495
District of Columbia, Georgetown University (The), Series B1, Rev., VRDO, LOC: Bank of America NA, 0.49%, 04/07/2022 (z)	1,915	1,915

		7,735

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — 10.3%
Central Florida Expressway Authority, Senior Lien,
Rev., AGM, 5.00%, 07/01/2022	1,100	1,111
Rev., AGM, 5.00%, 07/01/2023	1,000	1,040
City of Fort Lauderdale, Police and Public Safety Project, Series B, GO, 5.00%, 07/01/2022	1,215	1,227
City of Gainesville, Utilities System, Series B, Rev., VRDO, 0.52%, 04/07/2022 (z)	6,540	6,540
County of Miami-Dade, Building Better Communities Project, Series A, GO, 5.00%, 07/01/2022	6,000	6,058
Florida Gulf Coast University Financing Corp., Parking Project, Series A, Rev., VRDO, LOC: TD Bank NA, 0.51%, 04/07/2022 (z)	3,340	3,340
Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group, Series A, Rev., VRDO, 0.52%, 04/07/2022 (z)	4,000	4,000
JEA Water & Sewer System Revenue, Subordinate, Series A1, Rev., VRDO, 0.38%, 04/01/2022 (z)	8,000	8,000
JEA Water & Sewer System Revenue,
Rev., 5.00%, 10/01/2024	3,750	3,977
Series B1, Rev., VRDO, 0.50%, 04/07/2022 (z)	8,385	8,385
Lee Memorial Health System, Series A1, Rev., 5.00%, 04/01/2022	1,000	1,000
Orange County Health Facilities Authority, Nemours Foundation, Series B, Rev., VRDO, LOC: Northern Trust Co., 0.49%, 04/07/2022 (z)	1,900	1,900
Orlando Utilities Commission, Series 1, Rev., VRDO, 0.51%, 04/07/2022 (z)	14,630	14,630
Seacoast Utility Authority, Series B, Rev., 5.00%, 03/01/2023	2,215	2,284
State of Florida, Board Education, Capital Outlay, Series A, GO, 5.00%, 06/01/2022	2,500	2,516

		66,008

Georgia — 0.3%
Brookhaven Development Authority, Children’s Healthcare of Atlanta Obligated Group, Series A, Rev., 5.00%, 07/01/2022	1,040	1,050
City of Atlanta Department of Aviation, Series C, Rev., AMT, 5.00%, 07/01/2024	615	652

		1,702

Idaho — 0.7%
Idaho Health Facilities Authority, St. Luke’s Health System Obligated Group, Rev., VRDO, LOC: U.S. Bank NA, 0.38%, 04/01/2022 (z)	4,500	4,500

Illinois — 1.7%
County of Cook, Series A, GO, 5.00%, 11/15/2023	2,250	2,359
Illinois Finance Authority, The Catherine Cook School Project, Rev., VRDO, LOC: Northern Trust Co., 0.52%, 04/07/2022 (z)	1,770	1,770
Illinois Finance Authority, University of Chicago Medical Center Obligated Group, Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.37%, 04/01/2022 (z)	3,600	3,600
Sales Tax Securitization Corp., Second Lien, Series A, Rev., 5.00%, 01/01/2024	2,700	2,843
State of Illinois, Series A, GO, 5.00%, 03/01/2023	500	513

		11,085

Indiana — 0.5%
Indiana Finance Authority, Health Systems, Sisters of St. Francis, Series I, Rev., VRDO, LOC: Barclays Bank plc, 0.43%, 04/01/2022 (z)	1,605	1,605
Indiana Municipal Power Agency, Series B, Rev., VRDO, LOC: U.S. Bank NA, 0.38%, 04/01/2022 (z)	1,300	1,300
Indianapolis Local Public Improvement Bond Bank, Series A, Rev., 5.00%, 06/01/2022	400	403

		3,308

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Kansas — 0.2%
Geary County Unified School District No. 475, Series B, GO, 5.00%, 09/01/2022	1,275	1,295

Maine — 0.2%
Maine Health & Higher Educational Facilities Authority,
Series A, Rev., AGM, 5.00%, 07/01/2022	500	505
Series A, Rev., AGM, 5.00%, 07/01/2023	550	572

		1,077

Maryland — 1.1%
City of Frederick, Public Improvement, GO, 3.00%, 12/01/2022	1,000	1,011
County of Anne Arundel, General Improvements, GO, 5.00%, 04/01/2022	1,165	1,165
Washington Suburban Sanitary Commission, Series A, Rev., VRDO, BAN, CNTY GTD, 0.55%, 04/07/2022 (z)	5,000	5,000

		7,176

Massachusetts — 3.4%
Commonwealth of Massachusetts, Series B, GO, 5.00%, 07/01/2023	4,650	4,841
Massachusetts Bay Transportation Authority, Series A2, Rev., VRDO, 0.48%, 04/07/2022 (z)	4,130	4,130
Massachusetts Development Finance Agency, Northeastern University, Series A, Rev., 5.00%, 10/01/2022	2,350	2,394
Massachusetts Development Finance Agency, Partners Healthcare System, Inc., Series K1, Rev., VRDO, 0.50%, 04/07/2022 (z)	5,700	5,700
Massachusetts Educational Financing Authority, Series B, Rev., AMT, 5.00%, 07/01/2022	2,000	2,018
Massachusetts School Building Authority,
Series A, Rev., 5.00%, 08/15/2022 (p)	2,710	2,749

		21,832

Michigan — 2.6%
University of Michigan, Series D1, Rev., VRDO, 0.32%, 04/01/2022 (z)	3,375	3,375
Wayne County Airport Authority, Detroit Metropolitan Wayne County Airport, Rev., AMT, 4.00%, 12/01/2023 (e)	12,715	13,112

		16,487

Minnesota — 1.1%
City of Rochester, Mayo Clinic,
Series A, Rev., VRDO, 0.48%, 04/07/2022 (z)	3,000	3,000
Series B, Rev., VRDO, 0.48%, 04/07/2022 (z)	3,900	3,900

		6,900

Missouri — 1.4%
City of St. Louis Airport Revenue, Series A, Rev., AGM, 5.00%, 07/01/2024	2,000	2,125
Health & Educational Facilities Authority of the State of Missouri, Rev., 5.00%, 06/01/2024	2,380	2,530
State of Missouri, Health & Educational Facilities Authority, Series F, Rev., VRDO, 0.43%, 04/01/2022 (z)	4,335	4,335

		8,990

Nevada — 0.3%
Las Vegas Valley Water District, Series B, GO, 5.00%, 06/01/2022	2,000	2,013

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Hampshire — 1.4%
New Hampshire Health and Education Facilities Authority Act, Bishop Guertin High School, Rev., VRDO, LOC: TD Bank NA, 0.55%, 04/07/2022 (z)	2,170	2,170
New Hampshire Health and Education Facilities Authority Act, University System of New Hampshire, Series B, Rev., VRDO, 0.41%, 04/01/2022 (z)	3,375	3,375
New Hampshire Health and Education Facilities Authority, University System, Series B1, Rev., VRDO, 0.41%, 04/01/2022 (z)	3,115	3,115

		8,660

New Jersey — 2.2%
City of Newark, Series A, GO, 5.00%, 10/01/2022	700	711
Jersey City Redevelopment Agency, Rev., 4.00%, 12/15/2024	5,350	5,620
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group, Rev., 5.00%, 07/01/2024	6,930	7,385
New Jersey Higher Education Student Assistance Authority, Series B, Rev., AMT, 5.00%, 12/01/2023	300	314

		14,030

New Mexico — 2.5%
New Mexico Educational Assistance Foundation, Series 1A, Rev., AMT, 5.00%, 09/01/2024	6,750	7,214
University of New Mexico (The), Rev., VRDO, 0.53%, 04/07/2022 (z)	8,655	8,655

		15,869

New York — 7.0%
City of New York,
Series F, GO, 5.00%, 08/01/2022	1,125	1,128
Series G6, GO, VRDO, LOC: Mizuho Bank Ltd., 0.36%, 04/01/2022 (z)	4,000	4,000
Series I4, GO, VRDO, LOC: TD Bank NA, 0.36%, 04/01/2022 (z)	2,000	2,000
City of New York, Fiscal 2018, Series B, GO, VRDO, 0.43%, 04/01/2022 (z)	3,700	3,700
City of New York, Fiscal 2017, Series A4, GO, VRDO, LOC: Citibank NA, 0.47%, 04/07/2022 (z)	1,090	1,090
New York City Transitional Finance Authority, Future Tax Secured Revenue,
Rev., 5.00%, 11/01/2023	1,000	1,051
Series A4, Rev., VRDO, 0.39%, 04/01/2022 (z)	4,100	4,100
Series B1, Rev., 4.00%, 11/01/2022	1,800	1,829
Series B5, Rev., VRDO, 0.38%, 04/01/2022 (z)	1,000	1,000
New York City Water & Sewer System, Second General Resolution,
Rev., VRDO, 0.39%, 04/01/2022 (z)	3,000	3,000
Series F2, Rev., VRDO, LOC: Citibank NA, 0.38%, 04/01/2022 (z)	1,300	1,300
New York City Water & Sewer System, Various Second General Resolution, Series BB4, Rev., VRDO, 0.43%, 04/01/2022 (z)	2,500	2,500
New York State Dormitory Authority,
Series A, Rev., AGM, 4.00%, 10/01/2023	1,150	1,187
Series B, Rev., 4.00%, 10/01/2023	2,805	2,894
New York State Dormitory Authority, School Districts Financing Program, Rev., 5.00%, 10/01/2023	1,245	1,303
New York State Dormitory Authority, St. Johns University, Series A, Rev., 5.00%, 07/01/2023	500	521
New York State Thruway Authority, Series O, Rev., 5.00%, 01/01/2023	8,905	9,139
New York State Urban Development Corp., Rev., 5.00%, 03/15/2024	1,630	1,728
Triborough Bridge & Tunnel Authority, Series B3, Rev., VRDO, LOC: State Street Bank & Trust Co., 0.39%, 04/01/2022 (z)	1,430	1,430

		44,900

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
North Carolina — 1.6%
City of Charlotte, Water & Sewer System, Series B, Rev., VRDO, 0.50%, 04/07/2022 (z)	6,120	6,120
County of Durham, GO, 5.00%, 04/01/2022	1,135	1,135
North Carolina Turnpike Authority, Rev., BAN, 5.00%, 02/01/2024	3,000	3,153

		10,408

Ohio — 3.4%
City of Cincinnati, Series A, GO, 5.00%, 12/01/2032 (p)	1,700	1,711
County of Franklin, Facilities, OhioHealth Corp., Series D, Rev., VRDO, LOC: Northern Trust Co., 0.55%, 04/07/2022 (z)	2,400	2,400
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group, Series B3, Rev., VRDO, 0.38%, 04/01/2022 (z)	4,500	4,500
Ohio State University (The), Series B2, Rev., VRDO, 0.49%, 04/07/2022 (z)	6,725	6,725
State of Ohio, Cleveland Clinic Health System, Rev., VRDO, 0.55%, 04/07/2022 (z)	6,000	6,000
State of Ohio, Mental Health Facilities Improvement, Series A, Rev., 5.00%, 02/01/2024	500	529

		21,865

Oklahoma — 0.3%
Tulsa County, Independent School District No. 1, Series A, GO, 2.00%, 03/01/2023	2,130	2,137

Oregon — 0.2%
Oregon State Lottery, Series A, Rev., 5.00%, 04/01/2024	1,100	1,167

Pennsylvania — 1.2%
Geisinger Authority, Health System, Series A, Rev., 5.00%, 04/01/2022	2,400	2,400
Lancaster Higher Education Authority, Harrisburg Area Community, Rev., BAM, 5.00%, 10/01/2023	600	628
Pennsylvania Economic Development Financing Authority,
Series A, Rev., 4.00%, 10/15/2022	600	608
Series A, Rev., 4.00%, 10/15/2023	700	723
Phoenixville Area School District, GO, 4.00%, 11/15/2022	1,000	1,016
Ringgold Pennsylvania School District, GO, BAM, 3.00%, 09/01/2022	2,325	2,343

		7,718

Rhode Island — 0.2%
Rhode Island Commerce Corp., Rev., GAN, 5.00%, 06/15/2022	1,550	1,562

South Carolina — 0.4%
Piedmont Municipal Power Agency, Series E, Rev., 5.00%, 01/01/2023	2,250	2,305

Tennessee — 0.4%
Memphis-Shelby County Airport Authority, Series B, Rev., AMT, 5.00%, 07/01/2022	1,750	1,766
Shelby County Health Educational & Housing Facilities Board, Methodist Le Bonheur, Rev., VRDO, AGM, 0.38%, 04/01/2022 (z)	1,000	1,000

		2,766

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — 4.6%
Allen Independent School District, GO, PSF-GTD, 5.00%, 02/15/2023	1,205	1,242
City of Houston Combined Utility System Revenue, Combined First Lien, Rev., VRDO, (SIFMA Municipal Swap Index + 0.01%), 0.52%, 04/07/2022 (aa)	5,000	5,000
City of Mesquite, GO, 3.00%, 02/15/2023	1,000	1,013
City of San Antonio, Municipal Drainage Utility, Rev., 5.00%, 02/01/2023	1,000	1,029
Collin County, Community College District, Series A, GO, 5.00%, 08/15/2022	1,310	1,329
County of Harris, Road Bonds, Series A, GO, 5.00%, 10/01/2022	1,660	1,691
County of Williamson, GO, 4.00%, 02/15/2023	2,315	2,365
Dallas Fort Worth International Airport, Series B, Rev., 5.00%, 11/01/2022	3,000	3,062
Fort Bend Independent School District, GO, PSF-GTD, 5.00%, 08/15/2022	1,000	1,014
Frisco Independent School District, GO, PSF-GTD, 5.00%, 08/15/2022	1,240	1,258
Garland Independent School District, GO, PSF-GTD, 5.00%, 02/15/2023	1,160	1,195
Harris County Toll Road Authority, First Lien,
Rev., 5.00%, 08/15/2022	2,100	2,130
Rev., 5.00%, 08/15/2023	1,600	1,672
Lower Colorado River Authority, LCRA Transmission Services Corp., Rev., 5.00%, 05/15/2023	1,200	1,243
Round Rock Independent School District, Series A, GO, PSF-GTD, 5.00%, 08/01/2022	1,280	1,296
Texas Water Development Board, Master Trust,
Rev., 3.00%, 04/15/2022	1,000	1,001
Rev., 3.00%, 10/15/2022	2,000	2,018

		29,558

Utah — 0.1%
Central Valley Water Reclamation Facility, Green Bond, Series C, Rev., 5.00%, 03/01/2024	500	529

Virginia — 3.1%
Norfolk Economic Development Authority, Sentara Healthcare Obligated Group,
Series A, Rev., VRDO, 0.48%, 04/07/2022 (z)	9,100	9,100
Rev., VRDO, 0.55%, 04/07/2022 (z)	9,000	9,000
Virginia College Building Authority, 21st Century College, Series E1, Rev., 5.00%, 02/01/2024	1,285	1,359

		19,459

Washington — 1.8%
Chelan County Public Utility District No. 1, Series B, Rev., VRDO, 0.55%, 04/07/2022 (z)	8,270	8,270
Port of Seattle, Intermediate Lien, Rev., AMT, 5.00%, 04/01/2022	2,000	2,000
Snohomish County School District No. 6 Mukilteo, GO, SCH BD GTY, 5.00%, 12/01/2023	1,000	1,054

		11,324

Wisconsin — 0.8%
State of Wisconsin, Series A, GO, 5.00%, 05/01/2022	4,815	4,830

Total Municipal Bonds (Cost $442,415)		439,759

U.S. Government Agency Securities — 0.7%
FHLBs,
0.96%, 03/05/2026	2,400	2,256
1.10%, 08/20/2026	1,900	1,782
1.11%, 07/27/2026	600	561

Total U.S. Government Agency Securities (Cost $4,900)		4,599

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — 1.8%
U.S. Treasury Notes,
0.75%, 12/31/2023 (ii)	10,800	10,526
1.00%, 12/15/2024	1,100	1,058

Total U.S. Treasury Obligations (Cost $11,891)		11,584

Short-Term Investments — 3.5%
Commercial Papers — 2.1%
AT&T, Inc., 0.95%, 04/18/2022 (e) (n)	1,400	1,399
BP Capital Markets plc, (United Kingdom), 1.05%, 05/16/2022 (e) (n)	1,300	1,299
Brookfield U.S. Holdings, Inc., (Canada), 1.00%, 04/04/2022 (e) (n)	1,800	1,800
Conagra Brands, Inc., 1.00%, 04/08/2022 (e) (n)	1,800	1,800
Dominion Energy, Inc., 0.90%, 04/07/2022 (e) (n)	1,200	1,200
Enbridge U.S., Inc., 1.40%, 05/17/2022 (e) (n)	2,000	1,997
Entergy Corp.,
1.00%, 04/06/2022 (e) (n)	1,000	1,000
1.25%, 05/06/2022 (e) (n)	900	899
International Flavors & Fragrances, Inc.,
1.62%, 06/03/2022 (e) (n)	900	898
1.70%, 05/23/2022 (e) (n)	1,000	999

Total Commercial Papers		13,291

Foreign Government Security — 0.3%
Bank of Israel Bill—Makam, (Israel), Series 1112, Zero Coupon, 11/02/2022 (e)	ILS 6,100	1,909

Municipal Bond — 0.2% (t)
County of Los Angeles, Rev., TRAN, 4.00%, 06/30/2022	1,000	1,007

Time Deposits — 0.9%
Barclays SA, 0.15%, 04/01/2022	2,973	2,973
BNP Paribas SA, 0.25%, 04/01/2022	GBP 79	104
Brown Brothers Harriman,
(0.19%), 04/01/2022	AUD 25	19
0.07%, 04/01/2022	CAD 53	42
Citibank NA, (0.78%), 04/01/2022	EUR 2	2
Sumitomo Mitsui Banking Corp.,
(0.38%), 04/01/2022	JPY 190	2
0.15%, 04/01/2022	79	79
Sumitomo Mitsui Trust Bank Ltd., 0.15%, 04/01/2022	2,884	2,884

Total Time Deposits		6,105

Total Short-Term Investments (Cost $22,297)		22,312

Total Investments — 99.4% (Cost - $639,161)*		633,999
Other Assets in Excess of Liabilities — 0.6%		3,936

NET ASSETS — 100.0%		$637,935

Percentages indicated are based on net assets.

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2022:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
3 Month Eurodollar	61	12/2022	USD	15,099	(255)
U.S. Treasury 2 Year Note	535	06/2022	USD	114,686	(1,307)

					(1,562)

Short Contracts
U.S. Treasury 5 Year Note	(295)	06/2022	USD	(34,692)	859
U.S. Ultra Treasury 10 Year Note	(31)	06/2022	USD	(4,337)	138

					997

Total unrealized appreciation (depreciation)					(565)

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2022:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
CAD	1,314	USD	1,030	Bank of America, NA	04/04/2022	21
GBP	588	USD	767	Barclays Bank plc	04/04/2022	6
GBP	4,262	USD	5,598	Barclays Bank plc	04/04/2022	1
USD	6,488	GBP	4,850	Barclays Bank plc	04/04/2022	117
MXN	105	USD	5	Bank of America, NA	06/15/2022	– (h)

Total unrealized appreciation						145

USD	7,886	AUD	11,017	Morgan Stanley & Co.	04/04/2022	(358)
USD	5,504	AUD	7,565	Morgan Stanley & Co.	04/04/2022	(157)
USD	2,368	CAD	3,031	Bank of America, NA	04/04/2022	(56)
USD	5,597	GBP	4,262	Barclays Bank plc	05/04/2022	(1)
USD	1,910	ILS	6,099	Barclays Bank plc	11/02/2022	(18)

Total unrealized depreciation						(590)

Net unrealized appreciation (depreciation)						(445)

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of March 31, 2022:

FLOATING RATE INDEX (a)	FIXED RATE	PAY / RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
ICE LIBOR USD 1 Month	ICE LIBOR USD 3 Month	Pay	01/13/2023	USD 10,800	—	1	1
ICE LIBOR USD 1 Month	ICE LIBOR USD 3 Month	Pay	01/13/2023	USD 14,200	—	2	2

Total					—	3	3

(a)	Value of floating rate index as of March 31, 2022 was as follows:

FLOATING RATE INDEX
ICE LIBOR USD 1 Month	0.45%
ICE LIBOR USD 3 Month	0.96%

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Credit Default Swaps contracts outstanding — buy protection (1) as of March 31, 2022:

REFERENCE OBLIGATION/ INDEX	FINANCING RATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (2)	NOTIONAL AMOUNT(3)	UPFRONT PAYMENTS (RECEIPTS) ($) (4)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.IG.35-V1	1.00%	Quarterly	12/20/2025	0.49	USD 900	(19)	2	(17)
CDX.NA.IG.36-V1	1.00%	Quarterly	06/20/2026	0.55	USD 3,900	(95)	23	(72)
CDX.NA.IG.37-V1	1.00%	Quarterly	12/20/2026	0.61	USD 9,300	(232)	70	(162)

Total						(346)	95	(251)

(1)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Six Circles Tax Aware Ultra Short Duration Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022

ASX	—	Australian Stock Exchange
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMT	—	Alternative Minimum Tax
BAM	—	Insured by Build America Mutual
BAN	—	Bond Anticipation Note
BBSW	—	Bank Bill Swap Rate
CDX	—	Credit Default Swap Index
CNTY	—	County
FHLB	—	Federal Home Loan Bank
FNMA	—	Federal National Mortgage Association
GAN	—	Grant Anticipation Notes
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HUD	—	U.S. Department of Housing and Urban Development
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LOC	—	Letter of Credit
PSF	—	Permanent School Fund
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REMICS	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
RMBS	—	Residential Mortgage-Backed Securities
SCH BD GTY	—	School Bond Guaranty
SIFMA	—	Securities Industry and Financial Markets Association
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Interbank Average Rate
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2022.
TRAN	—	Tax & Revenue Anticipation Note
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of March 31, 2022.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	—	Security is exempt from registration under Rule 144A or Section 4 (a) (2) of the Securities Act of 1933, as amended.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(n)	—	The rate shown is the effective yield as of March 31, 2022.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2022.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2022.
(ii)	—	Approximately $345,012 of this investment is restricted as collateral for forwards to Morgan Stanley & Co. International plc
*	—	The cost of securities is substantially the same for federal income tax purposes.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
ILS	—	Israeli New Shekel
MXN	—	Mexican Peso
USD	—	United States Dollar

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 99.2%
Basic Materials — 0.2%
Chemicals — 0.2%
Air Products & Chemicals, Inc.	10	2,443
Albemarle Corp.	5	1,061
Celanese Corp., Class A	4	632
CF Industries Holdings, Inc.	8	870
Dow, Inc.	39	2,454
DuPont de Nemours, Inc.	26	1,934
Eastman Chemical Co.	5	579
Ecolab, Inc.	13	2,294
FMC Corp.	5	611
International Flavors & Fragrances, Inc.	10	1,363
Linde plc, (United Kingdom)	23	7,401
LyondellBasell Industries NV, Class A	13	1,293
Mosaic Co. (The)	16	1,038
PPG Industries, Inc.	11	1,413
RPM International, Inc.	4	313
Sherwin-Williams Co. (The)	11	2,704

		28,403

Forest Products & Paper — 0.0% (g)
International Paper Co.	24	1,096

Iron/Steel — 0.0% (g)
Nucor Corp.	14	2,041
Steel Dynamics, Inc.	12	1,013

		3,054

Mining — 0.0% (g)
Freeport-McMoRan, Inc.	62	3,096
Newmont Corp.	37	2,911

		6,007

Total Basic Materials		38,560

Communications — 25.1%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The)	16	581
Omnicom Group, Inc.	10	839
Trade Desk, Inc. (The), Class A (a)	341	23,611

		25,031

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — (continued)
Internet — 24.6%
Airbnb, Inc., Class A (a)	13		2,199
Alphabet, Inc., Class A (a)	307		853,802
Alphabet, Inc., Class C (a)	292		814,944
Amazon.com, Inc. (a)	547		1,783,796
Booking Holdings, Inc. (a)	2		4,225
CDW Corp.	6		1,033
Chewy, Inc., Class A (a)	109		4,459
DoorDash, Inc., Class A (a)	131		15,374
eBay, Inc.	751		43,015
Etsy, Inc. (a)	152		18,949
Expedia Group, Inc. (a)	7		1,354
F5, Inc. (a)	3		692
GoDaddy, Inc., Class A (a)	7		567
IAC/InterActiveCorp. (a)	82		8,194
Lyft, Inc., Class A (a)	101		3,859
Match Group, Inc. (a)	273		29,688
MercadoLibre, Inc., (Argentina) (a)	54		64,718
Meta Platforms, Inc., Class A (a)	2,416		537,124
Netflix, Inc. (a)	20		7,528
NortonLifeLock, Inc.	456		12,091
Okta, Inc., Class A (a)	6		839
Palo Alto Networks, Inc. (a)	76		47,621
Pinterest, Inc., Class A (a)	574		14,137
Robinhood Markets, Inc., Class A (a)	90		1,213
Roku, Inc., Class A (a)	6		689
Snap, Inc., Class A (a)	1,109		39,919
Twitter, Inc. (a)	816		31,564
Uber Technologies, Inc. (a)	552		19,680
VeriSign, Inc. (a)	4		825
Wayfair, Inc., Class A (a)	89		9,819
Zendesk, Inc. (a)	95		11,390
Zillow Group, Inc., Class C (a)	11		559

			4,385,866

Media — 0.2%
Cable One, Inc.	—	(h)	196
Charter Communications, Inc., Class A (a)	6		3,099
Comcast Corp., Class A	208		9,724
Discovery, Inc., Class A (a)	15		372
Discovery, Inc., Class C (a)	9		236
DISH Network Corp., Class A (a)	17		526
FactSet Research Systems, Inc.	17		7,443
Fox Corp., Class A	11		424
Fox Corp., Class B	12		421
Liberty Broadband Corp., Class A (a)	1		82

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — (continued)
Media — (continued)
Liberty Broadband Corp., Class C (a)	5	730
Liberty Global plc, (United Kingdom), Class A (a)	3	66
Liberty Global plc, (United Kingdom), Class C (a)	17	430
Liberty Media Corp.-Liberty Formula One, Class C (a)	7	493
Liberty Media Corp.-Liberty SiriusXM, Class A	4	162
Liberty Media Corp.-Liberty SiriusXM, Class C (a)	5	231
News Corp., Class A	16	353
Paramount Global, Class B	28	1,066
Sirius XM Holdings, Inc.	19	127
Walt Disney Co. (The) (a)	83	11,317

		37,498

Telecommunications — 0.2%
Arista Networks, Inc. (a)	10	1,384
AT&T, Inc.	328	7,745
Cisco Systems, Inc.	193	10,750
Corning, Inc.	34	1,264
Juniper Networks, Inc.	14	503
Lumen Technologies, Inc.	21	237
Motorola Solutions, Inc.	7	1,736
T-Mobile US, Inc. (a)	29	3,688
Verizon Communications, Inc.	189	9,604

		36,911

Total Communications		4,485,306

Consumer Cyclical — 1.2%
Airlines — 0.0% (g)
Delta Air Lines, Inc. (a)	64	2,519
Southwest Airlines Co. (a)	62	2,842

		5,361

Apparel — 0.1%
NIKE, Inc., Class B	58	7,803
VF Corp.	14	790

		8,593

Auto Manufacturers — 0.4%
Cummins, Inc.	55	11,350
Ford Motor Co.	170	2,879
General Motors Co. (a)	64	2,791
Lucid Group, Inc. (a)	18	450
PACCAR, Inc.	132	11,631
Rivian Automotive, Inc., Class A (a)	7	346
Tesla, Inc. (a)	38	40,525

		69,972

Auto Parts & Equipment — 0.0% (g)
Aptiv plc, (Ireland) (a)	13	1,560
BorgWarner, Inc.	14	554
Lear Corp.	3	456

		2,570

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — (continued)
Distribution/Wholesale — 0.2%
Copart, Inc. (a)	81		10,131
Fastenal Co.	217		12,901
LKQ Corp.	9		389
Pool Corp.	1		630
WW Grainger, Inc.	17		8,582

			32,633

Entertainment — 0.0% (g)
AMC Entertainment Holdings, Inc., Class A (a)	23		570
Caesars Entertainment, Inc. (a)	8		639
DraftKings, Inc., Class A (a)	18		356
Live Nation Entertainment, Inc. (a)	7		785
Vail Resorts, Inc.	2		622

			2,972

Food Service — 0.0% (g)
Aramark	10		383

Home Builders — 0.0% (g)
DR Horton, Inc.	14		1,008
Lennar Corp., Class A	10		825
NVR, Inc. (a)	—	(h)	518
PulteGroup, Inc.	8		327

			2,678

Home Furnishings — 0.0% (g)
Whirlpool Corp.	4		673

Housewares — 0.0% (g)
Newell Brands, Inc.	12		256

Leisure Time — 0.0% (g)
Carnival Corp. (a)	38		763
Peloton Interactive, Inc., Class A (a)	14		376
Royal Caribbean Cruises Ltd. (a)	9		773

			1,912

Lodging — 0.0% (g)
Hilton Worldwide Holdings, Inc. (a)	13		1,955
Las Vegas Sands Corp. (a)	15		566
Marriott International, Inc., Class A (a)	14		2,417
MGM Resorts International	24		997
Wynn Resorts Ltd. (a)	4		307

			6,242

Retail — 0.5%
Advance Auto Parts, Inc.	3		518
AutoZone, Inc. (a)	1		1,767

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — (continued)
Retail — (continued)
Bath & Body Works, Inc.	12	570
Best Buy Co., Inc.	11	1,037
Burlington Stores, Inc. (a)	3	553
CarMax, Inc. (a)	8	732
Carvana Co., Class A (a)	4	433
Chipotle Mexican Grill, Inc., Class A (a)	1	2,194
Costco Wholesale Corp.	20	11,371
Darden Restaurants, Inc.	7	900
Dollar General Corp.	12	2,572
Dollar Tree, Inc. (a)	10	1,667
Domino’s Pizza, Inc.	1	508
Genuine Parts Co.	5	656
Home Depot, Inc. (The)	46	13,716
Lowe’s Cos., Inc.	30	6,156
Lululemon Athletica, Inc., (Canada) (a)	5	1,916
McDonald’s Corp.	33	8,154
O’Reilly Automotive, Inc. (a)	3	1,898
Ross Stores, Inc.	19	1,750
Starbucks Corp.	55	5,033
Target Corp.	22	4,739
TJX Cos., Inc. (The)	56	3,374
Tractor Supply Co.	4	1,013
Ulta Beauty, Inc. (a)	2	957
Walgreens Boots Alliance, Inc.	38	1,703
Walmart, Inc.	70	10,467
Yum! Brands, Inc.	12	1,380

		87,734

Toys/Games/Hobbies — 0.0% (g)
Hasbro, Inc.	4	368

Total Consumer Cyclical		222,347

Consumer Non-cyclical — 26.7%
Agriculture — 0.1%
Altria Group, Inc.	78	4,073
Archer-Daniels-Midland Co.	27	2,411
Bunge Ltd.	7	812
Philip Morris International, Inc.	68	6,387

		13,683

Beverages — 4.1%
Brown-Forman Corp., Class B	366	24,512
Coca-Cola Co. (The)	4,869	301,905
Constellation Brands, Inc., Class A	195	44,988
Keurig Dr Pepper, Inc.	836	31,685
Molson Coors Beverage Co., Class B	227	12,115
Monster Beverage Corp. (a)	472	37,735
PepsiCo., Inc.	1,641	274,719

		727,659

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — (continued)
Biotechnology — 1.5%
Alnylam Pharmaceuticals, Inc. (a)	57	9,376
Amgen, Inc.	271	65,569
Biogen, Inc. (a)	71	14,971
BioMarin Pharmaceutical, Inc. (a)	88	6,768
Bio-Rad Laboratories, Inc., Class A (a)	2	875
Corteva, Inc.	36	2,075
Gilead Sciences, Inc.	608	36,143
Horizon Therapeutics Plc (a)	103	10,806
Illumina, Inc. (a)	7	2,289
Incyte Corp. (a)	90	7,113
Moderna, Inc. (a)	166	28,515
Novavax, Inc. (a)	35	2,563
Regeneron Pharmaceuticals, Inc. (a)	51	35,497
Royalty Pharma plc, Class A	15	570
Seagen, Inc. (a)	66	9,514
Vertex Pharmaceuticals, Inc. (a)	122	31,859

		264,503

Commercial Services — 2.6%
Affirm Holdings, Inc., Class A (a)	116	5,376
AMERCO	4	2,184
Automatic Data Processing, Inc.	302	68,747
Block, Inc., Class A (a)	364	49,334
Booz Allen Hamilton Holding Corp., Class A	50	4,386
Cass Information Systems, Inc.	8	278
Cintas Corp.	36	15,194
Clarivate plc, (United Kingdom) (a)	138	2,317
CoStar Group, Inc. (a)	149	9,946
Equifax, Inc.	47	11,037
Euronet Worldwide, Inc. (a)	36	4,653
EVERTEC, Inc., (Puerto Rico)	40	1,649
Evo Payments, Inc., Class A (a)	34	774
FleetCor Technologies, Inc. (a)	55	13,699
Gartner, Inc. (a)	3	981
Global Payments, Inc.	208	28,415
I3 Verticals, Inc., Class A (a)	14	403
MarketAxess Holdings, Inc.	26	8,869
MoneyGram International, Inc. (a)	56	597
Moody’s Corp.	79	26,558
Paya Holdings, Inc. (a)	56	327
Paymentus Holdings, Inc., Class A (a)	8	164
Payoneer Global, Inc. (a)	158	705
PayPal Holdings, Inc. (a)	798	92,314

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — (continued)
Commercial Services — (continued)
Repay Holdings Corp., Class A (a)	60	887
Robert Half International, Inc.	42	4,828
Rollins, Inc.	81	2,826
S&P Global, Inc.	167	68,687
Sabre Corp. (a)	204	2,328
Shift4 Payments, Inc., Class A (a)	31	1,926
TransUnion	72	7,476
United Rentals, Inc. (a)	28	9,884
Verisk Analytics, Inc., Class A	58	12,508
WEX, Inc. (a)	30	5,344

		465,601

Cosmetics/Personal Care — 0.1%
Colgate-Palmolive Co.	33	2,519
Estee Lauder Cos., Inc. (The), Class A	11	2,894
Procter & Gamble Co. (The)	109	16,668

		22,081

Food — 0.1%
Campbell Soup Co.	8	354
Conagra Brands, Inc.	18	590
General Mills, Inc.	25	1,703
Hershey Co. (The)	6	1,258
Hormel Foods Corp.	10	495
J M Smucker Co. (The)	6	760
Kellogg Co.	10	662
Kraft Heinz Co. (The)	35	1,370
Kroger Co. (The)	33	1,891
McCormick & Co., Inc.	9	924
Mondelez International, Inc., Class A	66	4,165
Sysco Corp.	21	1,710
Tyson Foods, Inc., Class A	17	1,491

		17,373

Healthcare - Products — 0.4%
10X Genomics, Inc., Class A (a)	4	301
Abbott Laboratories	80	9,520
ABIOMED, Inc. (a)	2	603
Align Technology, Inc. (a)	3	1,464
Avantor, Inc. (a)	20	673
Baxter International, Inc.	22	1,681
Bio-Techne Corp.	2	743
Boston Scientific Corp. (a)	64	2,821
Cooper Cos., Inc. (The)	2	969
Danaher Corp.	29	8,429
DENTSPLY SIRONA, Inc.	9	447
Edwards Lifesciences Corp. (a)	27	3,167
Exact Sciences Corp. (a)	82	5,761

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — (continued)
Healthcare - Products — (continued)
Henry Schein, Inc. (a)	8	663
Hologic, Inc. (a)	11	849
IDEXX Laboratories, Inc. (a)	4	1,919
Insulet Corp. (a)	3	721
Intuitive Surgical, Inc. (a)	16	4,972
Masimo Corp. (a)	2	302
Medtronic plc, (Ireland)	62	6,923
Novocure Ltd., (Jersey) (a)	4	314
PerkinElmer, Inc.	5	799
ResMed, Inc.	6	1,475
STERIS plc	4	929
Stryker Corp.	15	4,088
Teleflex, Inc.	2	734
Thermo Fisher Scientific, Inc.	18	10,520
West Pharmaceutical Services, Inc.	3	1,215
Zimmer Biomet Holdings, Inc.	11	1,402

		74,404

Healthcare - Services — 6.5%
Anthem, Inc.	374	183,535
Catalent, Inc. (a)	227	25,136
Centene Corp. (a)	897	75,540
Charles River Laboratories International, Inc. (a)	2	499
DaVita, Inc. (a)	1	160
HCA Healthcare, Inc.	11	2,706
Humana, Inc.	198	86,252
IQVIA Holdings, Inc. (a)	9	1,992
Laboratory Corp. of America Holdings (a)	5	1,264
Molina Healthcare, Inc. (a)	89	29,856
Quest Diagnostics, Inc.	6	876
Teladoc Health, Inc. (a)	6	455
UnitedHealth Group, Inc.	1,451	739,998
Universal Health Services, Inc., Class B	4	619

		1,148,888

Household Products/Wares — 0.0% (g)
Avery Dennison Corp.	3	483
Church & Dwight Co., Inc.	9	903
Clorox Co. (The)	5	641
Kimberly-Clark Corp.	14	1,685

		3,712

Pharmaceuticals — 11.3%
AbbVie, Inc.	848	137,472
AmerisourceBergen Corp., Class A	6	904
Becton Dickinson and Co.	13	3,394
Bristol-Myers Squibb Co.	2,754	201,147
Cardinal Health, Inc.	11	633

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — (continued)
Pharmaceuticals — (continued)
Cigna Corp.	16	3,799
CVS Health Corp.	60	6,070
Dexcom, Inc. (a)	4	2,045
Elanco Animal Health, Inc. (a)	18	482
Eli Lilly & Co.	1,004	287,433
Jazz Pharmaceuticals plc, (Ireland) (a)	2	369
Johnson & Johnson	3,327	589,666
McKesson Corp.	6	1,887
Merck & Co., Inc.	3,192	261,902
Neurocrine Biosciences, Inc. (a)	45	4,262
Organon & Co.	311	10,878
Pfizer, Inc.	7,093	367,195
Viatris, Inc.	1,539	16,741
Zoetis, Inc., Class A	598	112,795

		2,009,074

Total Consumer Non-cyclical		4,746,978

Energy — 0.5%
Energy - Alternate Sources — 0.1%
Enphase Energy, Inc. (a)	30	6,003
Plug Power, Inc. (a)	199	5,679
SolarEdge Technologies, Inc., (Israel) (a)	12	3,922
Sunrun, Inc. (a)	69	2,095

		17,699

Oil & Gas — 0.3%
Chevron Corp.	88	14,288
ConocoPhillips	62	6,231
Coterra Energy, Inc.	37	991
Devon Energy Corp.	27	1,588
Diamondback Energy, Inc.	6	875
EOG Resources, Inc.	28	3,324
Exxon Mobil Corp.	189	15,607
Hess Corp.	13	1,348
Marathon Petroleum Corp.	31	2,639
Occidental Petroleum Corp.	37	2,126
Phillips 66	22	1,942
Pioneer Natural Resources Co.	11	2,667
Valero Energy Corp.	19	1,893

		55,519

Oil & Gas Services — 0.0% (g)
Baker Hughes Co., Class A	44	1,612
Halliburton Co.	38	1,441
Schlumberger NV	66	2,714

		5,767

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — (continued)
Pipelines — 0.1%
Cheniere Energy, Inc.	9	1,315
Kinder Morgan, Inc.	85	1,608
ONEOK, Inc.	18	1,249
Williams Cos., Inc. (The)	50	1,656

		5,828

Total Energy		84,813

Financial — 14.1%
Banks — 4.1%
Bank of America Corp.	3,621	149,244
Bank of New York Mellon Corp. (The)	429	21,280
Citigroup, Inc.	1,021	54,498
Citizens Financial Group, Inc.	274	12,437
Fifth Third Bancorp	408	17,571
First Citizens BancShares, Inc./NC, Class A	6	4,244
First Republic Bank	108	17,503
Goldman Sachs Group, Inc. (The)	173	56,948
Huntington Bancshares, Inc.	984	14,389
KeyCorp.	602	13,475
M&T Bank Corp.	86	14,620
Morgan Stanley	667	58,335
Northern Trust Corp.	120	13,987
PNC Financial Services Group, Inc. (The)	221	40,843
Regions Financial Corp.	620	13,804
Signature Bank	31	8,997
State Street Corp.	221	19,218
SVB Financial Group (a)	35	19,638
Truist Financial Corp.	690	39,122
US Bancorp	742	39,457
Webster Financial Corp.	95	5,356
Wells Fargo & Co.	1,977	95,811

		730,777

Diversified Financial Services — 5.2%
Alliance Data Systems Corp.	31	1,747
Ally Financial, Inc.	211	9,179
American Express Co.	329	61,531
Ameriprise Financial, Inc.	63	18,949
Apollo Global Management, Inc.	166	10,298
BlackRock, Inc., Class A	67	51,298
Capital One Financial Corp.	229	30,085
Cboe Global Markets, Inc.	49	5,607
Charles Schwab Corp. (The)	689	58,071
CME Group, Inc., Class A	181	42,974
Coinbase Global, Inc., Class A (a)	19	3,604
Discover Financial Services	179	19,681
Franklin Resources, Inc.	148	4,142
Intercontinental Exchange, Inc.	294	38,850

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — (continued)
Diversified Financial Services — (continued)
International Money Express, Inc. (a)	19	392
Invesco Ltd.	268	6,182
Mastercard, Inc., Class A	627	224,147
Nasdaq, Inc.	56	9,979
Raymond James Financial, Inc.	86	9,487
SEI Investments Co.	119	7,167
SoFi Technologies, Inc. (a)	238	2,249
Synchrony Financial	354	12,335
T Rowe Price Group, Inc.	134	20,219
Tradeweb Markets, Inc., Class A	46	4,039
Upstart Holdings, Inc. (a)	17	1,822
Visa, Inc., Class A	1,195	265,118
Western Union Co. (The)	287	5,372

		924,524

Insurance — 4.1%
Aflac, Inc.	369	23,747
Alleghany Corp. (a)	13	10,590
Allstate Corp. (The)	174	24,062
American Financial Group, Inc.	64	9,365
American International Group, Inc.	447	28,038
Aon plc, Class A	107	34,711
Arch Capital Group Ltd., (Bermuda) (a)	218	10,545
Arthur J Gallagher & Co.	97	16,943
Assurant, Inc.	43	7,893
Berkshire Hathaway, Inc., Class B (a)	636	224,460
Brown & Brown, Inc.	110	7,946
Chubb Ltd., (Switzerland)	227	48,474
Cincinnati Financial Corp.	87	11,833
Equitable Holdings, Inc.	223	6,892
Erie Indemnity Co., Class A	10	1,814
Everest Re Group Ltd., (Bermuda)	23	6,982
Fidelity National Financial, Inc.	148	7,243
Globe Life, Inc.	86	8,681
Hartford Financial Services Group, Inc. (The)	219	15,757
Lincoln National Corp.	142	9,304
Loews Corp.	126	8,137
Markel Corp. (a)	9	12,948
Marsh & McLennan Cos., Inc.	248	42,213
MetLife, Inc.	408	28,649
Principal Financial Group, Inc.	185	13,546
Progressive Corp. (The)	297	33,902
Prudential Financial, Inc.	221	26,100
Travelers Cos., Inc. (The)	140	25,669
Willis Towers Watson plc, (United Kingdom)	78	18,463
WR Berkley Corp.	118	7,876

		732,783

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — (continued)
Private Equity — 0.3%
Blackstone, Inc.	325	41,273
Carlyle Group, Inc. (The)	69	3,393
KKR & Co., Inc.	256	14,997

		59,663

Real Estate — 0.0% (g)
CBRE Group, Inc., Class A (a)	17	1,528

REITS — 0.4%
AGNC Investment Corp.	365	4,786
Alexandria Real Estate Equities, Inc.	8	1,665
American Tower Corp.	21	5,183
Annaly Capital Management, Inc.	889	6,261
AvalonBay Communities, Inc.	6	1,525
Boston Properties, Inc.	7	897
Camden Property Trust	4	612
Crown Castle International Corp.	20	3,714
Digital Realty Trust, Inc.	14	1,977
Duke Realty Corp.	15	866
Equinix, Inc.	4	3,242
Equity LifeStyle Properties, Inc.	6	467
Equity Residential	16	1,469
Essex Property Trust, Inc.	3	982
Extra Space Storage, Inc.	5	1,089
Healthpeak Properties, Inc.	22	749
Host Hotels & Resorts, Inc.	40	777
Invitation Homes, Inc.	27	1,068
Iron Mountain, Inc.	11	610
Kimco Realty Corp.	20	498
Medical Properties Trust, Inc.	18	384
Mid-America Apartment Communities, Inc.	5	1,048
Prologis, Inc.	34	5,531
Public Storage	7	2,586
Realty Income Corp.	23	1,581
Regency Centers Corp.	5	385
SBA Communications Corp., Class A	5	1,666
Simon Property Group, Inc.	14	1,832
Sun Communities, Inc.	4	783
UDR, Inc.	11	627
Ventas, Inc.	18	1,094
VICI Properties, Inc.	31	879
Vornado Realty Trust	11	480
Welltower, Inc.	19	1,818
Weyerhaeuser Co.	39	1,484

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — (continued)
REITS — (continued)
WP Carey, Inc.	7	548

		61,163

Total Financial		2,510,438

Industrial — 9.7%
Aerospace/Defense — 1.3%
Boeing Co. (The) (a)	214	40,966
General Dynamics Corp.	91	22,018
HEICO Corp.	15	2,358
HEICO Corp., Class A	28	3,499
Howmet Aerospace, Inc.	144	5,185
L3Harris Technologies, Inc.	75	18,563
Lockheed Martin Corp.	95	42,011
Northrop Grumman Corp.	58	26,106
Raytheon Technologies Corp.	575	56,926
Teledyne Technologies, Inc. (a)	2	829
TransDigm Group, Inc. (a)	20	12,934

		231,395

Building Materials — 0.3%
Carrier Global Corp.	315	14,430
Fortune Brands Home & Security, Inc.	52	3,850
Johnson Controls International plc	274	17,975
Lennox International, Inc.	12	3,106
Martin Marietta Materials, Inc.	3	1,267
Masco Corp.	91	4,630
Mohawk Industries, Inc. (a)	4	487
Owens Corning	38	3,467
Vulcan Materials Co.	6	1,140

		50,352

Electrical Components & Equipment — 0.3%
AMETEK, Inc.	88	11,756
Emerson Electric Co.	228	22,372
Generac Holdings, Inc. (a)	24	7,187

		41,315

Electronics — 0.4%
Agilent Technologies, Inc.	14	1,804
Allegion plc, (Ireland)	33	3,645
Amphenol Corp., Class A	25	1,919
Arrow Electronics, Inc. (a)	6	656
Fortive Corp.	135	8,203
Garmin Ltd., (Switzerland)	7	774
Honeywell International, Inc.	264	51,410
Keysight Technologies, Inc. (a)	9	1,460
Mettler-Toledo International, Inc. (a)	1	1,376
Sensata Technologies Holding plc (a)	59	3,001
TE Connectivity Ltd.	16	2,155
Trimble, Inc. (a)	15	1,067

		77,470

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — (continued)
Engineering & Construction — 0.0% (g)
Jacobs Engineering Group, Inc.	49	6,810

Environmental Control — 0.3%
Pentair plc, (United Kingdom)	63	3,417
Republic Services, Inc., Class A	86	11,455
Waste Connections, Inc.	100	14,031
Waste Management, Inc.	162	25,715

		54,618

Hand/Machine Tools — 0.1%
Snap-on, Inc.	20	4,159
Stanley Black & Decker, Inc.	64	9,013

		13,172

Healthcare - Products — 0.0% (g)
Waters Corp. (a)	2	672

Machinery - Construction & Mining — 0.3%
Caterpillar, Inc.	208	46,298

Machinery - Diversified — 0.6%
Cognex Corp.	7	553
Deere & Co.	112	46,658
Dover Corp.	54	8,517
IDEX Corp.	29	5,499
Ingersoll Rand, Inc.	153	7,700
Nordson Corp.	19	4,386
Otis Worldwide Corp.	152	11,711
Rockwell Automation, Inc.	45	12,517
Westinghouse Air Brake Technologies Corp.	67	6,466
Xylem, Inc.	68	5,810

		109,817

Miscellaneous Manufacturers — 0.9%
3M Co.	223	33,147
AO Smith Corp.	49	3,162
Eaton Corp. plc	154	23,435
General Electric Co.	421	38,483
Illinois Tool Works, Inc.	119	24,975
Parker-Hannifin Corp.	49	13,915
Textron, Inc.	86	6,397
Trane Technologies plc, (Ireland)	92	14,066

		157,580

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — (continued)
Packaging & Containers — 0.0% (g)
Amcor plc, (United Kingdom)	55	619
Ball Corp.	15	1,312
Crown Holdings, Inc.	5	571
Packaging Corp. of America	4	625
Sealed Air Corp.	4	290
Westrock Co.	19	893

		4,310

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc.	16	3,167

Transportation — 5.2%
CH Robinson Worldwide, Inc.	417	44,884
CSX Corp.	852	31,917
Expeditors International of Washington, Inc.	543	56,020
FedEx Corp.	786	181,797
JB Hunt Transport Services, Inc.	32	6,397
Knight-Swift Transportation Holdings, Inc., Class A	59	2,988
Norfolk Southern Corp.	94	26,726
Old Dominion Freight Line, Inc.	37	11,000
Union Pacific Corp.	246	67,263
United Parcel Service, Inc., Class B	2,336	501,027

		930,019

Total Industrial		1,726,995

Technology — 21.4%
Computers — 1.4%
Accenture plc, (Ireland), Class A	29	9,801
Apple, Inc.	729	127,287
Cantaloupe, Inc. (a)	35	238
Cognizant Technology Solutions Corp., Class A	25	2,263
Conduent, Inc. (a)	123	635
Crowdstrike Holdings, Inc., Class A (a)	152	34,416
Dell Technologies, Inc., Class C (a)	11	549
EPAM Systems, Inc. (a)	3	793
ExlService Holdings, Inc. (a)	22	3,156
Fortinet, Inc. (a)	107	36,691
Hewlett Packard Enterprise Co.	71	1,187
HP, Inc.	55	1,988
International Business Machines Corp.	41	5,355
Leidos Holdings, Inc.	51	5,476
Maximus, Inc.	42	3,150
NetApp, Inc.	8	652
Seagate Technology Holdings plc	7	666
TaskUS, Inc., Class A (a)	20	772
TTEC Holdings, Inc.	13	1,085
Western Digital Corp. (a)	15	764
Zscaler, Inc. (a)	65	15,643

		252,567

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — (continued)
Office/Business Equipment — 0.0% (g)
Zebra Technologies Corp., Class A (a)	2	983

Semiconductors — 3.1%
Advanced Micro Devices, Inc. (a)	379	41,464
Analog Devices, Inc.	125	20,603
Applied Materials, Inc.	211	27,811
Broadcom, Inc.	96	60,322
Entegris, Inc.	30	3,982
Intel Corp.	954	47,285
IPG Photonics Corp. (a)	2	214
KLA Corp.	35	12,841
Lam Research Corp.	33	17,732
Marvell Technology, Inc.	192	13,746
Microchip Technology, Inc.	128	9,615
Micron Technology, Inc.	264	20,563
Monolithic Power Systems, Inc.	10	4,914
NVIDIA Corp.	582	158,866
NXP Semiconductors NV, (Netherlands)	62	11,437
ON Semiconductor Corp. (a)	101	6,296
Qorvo, Inc. (a)	26	3,270
QUALCOMM, Inc.	261	39,888
Skyworks Solutions, Inc.	38	5,127
Teradyne, Inc.	39	4,583
Texas Instruments, Inc.	215	39,426

		549,985

Software — 16.9%
Activision Blizzard, Inc.	34	2,736
Adobe, Inc. (a)	370	168,724
Akamai Technologies, Inc. (a)	7	861
ANSYS, Inc. (a)	68	21,455
Asana, Inc., Class A (a)	49	1,956
Autodesk, Inc. (a)	170	36,457
Avalara, Inc. (a)	69	6,867
Bentley Systems, Inc., Class B	134	5,917
Bill.com Holdings, Inc. (a)	60	13,686
Black Knight, Inc. (a)	121	7,001
Broadridge Financial Solutions, Inc.	83	12,848
Cadence Design Systems, Inc. (a)	217	35,672
Ceridian HCM Holding, Inc. (a)	108	7,365
Cerner Corp.	13	1,170
Citrix Systems, Inc.	98	9,853
Cloudflare, Inc., Class A (a)	10	1,220
Concentrix Corp.	30	4,992

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — (continued)
Software — (continued)
Coupa Software, Inc. (a)	57	5,750
CSG Systems International, Inc.	23	1,431
Datadog, Inc., Class A (a)	169	25,670
DocuSign, Inc., Class A (a)	154	16,491
Dropbox, Inc., Class A (a)	243	5,644
Dynatrace, Inc. (a)	146	6,869
Electronic Arts, Inc.	13	1,610
Fair Isaac Corp. (a)	21	9,785
Fidelity National Information Services, Inc.	436	43,818
Fiserv, Inc. (a)	426	43,178
Guidewire Software, Inc. (a)	62	5,872
HubSpot, Inc. (a)	35	16,710
Intuit, Inc.	209	100,676
Jack Henry & Associates, Inc.	52	10,281
Microsoft Corp.	5,552	1,711,890
MongoDB, Inc., Class A (a)	2	1,084
MSCI, Inc., Class A	39	19,423
Oracle Corp.	1,278	105,695
Palantir Technologies, Inc., Class A (a)	1,264	17,359
Paychex, Inc.	232	31,692
Paycom Software, Inc. (a)	39	13,607
PTC, Inc. (a)	87	9,355
RingCentral, Inc., Class A (a)	61	7,097
Roper Technologies, Inc.	41	19,224
salesforce.com, Inc. (a)	762	161,798
ServiceNow, Inc. (a)	155	86,167
Snowflake, Inc., Class A (a)	10	2,206
Splunk, Inc. (a)	125	18,627
SS&C Technologies Holdings, Inc.	179	13,403
Synopsys, Inc. (a)	119	39,623
Take-Two Interactive Software, Inc. (a)	5	827
Twilio, Inc., Class A (a)	8	1,331
Tyler Technologies, Inc. (a)	32	14,085
Unity Software, Inc. (a)	46	4,588
Veeva Systems, Inc., Class A (a)	6	1,244
Verra Mobility Corp., Class A (a)	87	1,423
VMware, Inc., Class A	164	18,711
Workday, Inc., Class A (a)	150	36,022
Zoom Video Communications, Inc., Class A (a)	171	20,057
ZoomInfo Technologies, Inc., Class A (a)	284	16,966

		3,006,069

Total Technology		3,809,604

Utilities — 0.3%
Electric — 0.3%
AES Corp. (The)	26	659

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — (continued)
Electric — (continued)
Alliant Energy Corp.	9	559
Ameren Corp.	10	930
American Electric Power Co., Inc.	24	2,365
CenterPoint Energy, Inc.	22	666
CMS Energy Corp.	11	760
Consolidated Edison, Inc.	16	1,521
Constellation Energy Corp.	18	988
Dominion Energy, Inc.	34	2,904
DTE Energy Co.	9	1,203
Duke Energy Corp.	37	4,166
Edison International	18	1,233
Entergy Corp.	9	1,098
Evergy, Inc.	8	521
Eversource Energy	14	1,217
Exelon Corp.	47	2,245
FirstEnergy Corp.	21	964
NextEra Energy, Inc.	91	7,745
NRG Energy, Inc.	12	466
PG&E Corp. (a)	63	754
PPL Corp.	46	1,305
Public Service Enterprise Group, Inc.	20	1,434
Sempra Energy	14	2,348
Southern Co. (The)	48	3,497
Vistra Corp.	15	345
WEC Energy Group, Inc.	13	1,295
Xcel Energy, Inc.	25	1,780

		44,968

Gas — 0.0% (g)
Atmos Energy Corp.	5	547
NiSource, Inc.	12	390
UGI Corp.	8	281

		1,218

Water — 0.0% (g)
American Water Works Co., Inc.	8	1,385
Essential Utilities, Inc.	7	369

		1,754

Total Utilities		47,940

Total Common Stocks
(Cost $13,732,868)		17,672,981

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Short-Term Investments — 0.7%
Time Deposits — 0.7%
Australia & New Zealand Banking Group Ltd., 0.15%, 04/01/2022	5,723	5,723
Barclays SA, 0.15%, 04/01/2022	22,803	22,803
BNP Paribas SA, 0.15%, 04/01/2022	21,889	21,889
Citibank NA, 0.15%, 04/01/2022	12,614	12,614
Sumitomo Mitsui Banking Corp., 0.15%, 04/01/2022	7,191	7,191
Sumitomo Mitsui Trust Bank Ltd., 0.15%, 04/01/2022	48,668	48,668

Total Short-Term Investments (Cost $118,888)		118,888

Total Investments — 99.9% (Cost - $13,851,756) *		17,791,869
Other Assets in Excess of Liabilities — 0.1%		18,105

NET ASSETS — 100.0%		$17,809,974

Percentages indicated are based on net assets

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2022:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
E-mini Russell 2000 Index	4	06/2022	USD	398	15
Micro E-mini NASDAQ 100 Index	318	06/2022	USD	8,558	898
NASDAQ 100 E-mini Index	147	06/2022	USD	41,185	2,529
S&P 500 E-mini Index	304	06/2022	USD	65,027	3,841
S&P MidCap 400 E-mini Index	5	06/2022	USD	1,304	41

Total unrealized appreciation (depreciation)					7,324

Six Circles U.S. Unconstrained Equity Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022

REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
*	—	The cost of securities is substantially the same for federal income tax purposes.
USD	—	United States Dollar

Six Circles U.S. Unconstrained Equity Fund

Summary of Investments by Industry, March 31, 2022

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Internet	24.7%
Software	16.9%
Pharmaceuticals	11.3%
Healthcare - Services	6.4%
Transportation	5.2%
Diversified Financial Services	5.2%
Insurance	4.1%
Banks	4.1%
Beverages	4.1%
Semiconductors	3.1%
Commercial Services	2.6%
Biotechnology	1.5%
Computers	1.4%
Aerospace/Defense	1.3%
Others (Each less than 1.0%)	7.4%
Short-Term Investments	0.7%

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 96.9%
Austria — 0.4%
Erste Group Bank AG	373	13,605
OMV AG	176	8,399
Raiffeisen Bank International AG	167	2,368
Verbund AG	216	22,771
voestalpine AG	56	1,659

		48,802

Belgium — 1.0%
Ageas SA	186	9,420
Anheuser-Busch InBev SA	426	25,493
Elia Group SA	99	15,179
Etablissements Franz Colruyt NV	25	1,046
Groupe Bruxelles Lambert SA	119	12,321
KBC Group NV	270	19,348
Proximus SADP	77	1,427
Sofina SA	17	6,078
Solvay SA	37	3,615
UCB SA	233	27,924
Umicore SA	99	4,284

		126,135

Chile — 0.0% (g)
Antofagasta plc	146	3,167

Denmark — 4.7%
Ambu A/S, Class B	78	1,148
AP Moller - Maersk A/S, Class A	2	6,634
AP Moller - Maersk A/S, Class B	5	14,340
Carlsberg A/S, Class B	50	6,180
Chr Hansen Holding A/S	54	3,962
Coloplast A/S, Class B	59	8,939
Danske Bank A/S	743	12,358
Demant A/S (a)	53	2,401
DSV A/S	160	30,662
Genmab A/S (a)	32	11,701
GN Store Nord AS	61	2,968
Novo Nordisk A/S, Class B	3,121	346,194
Novozymes A/S, Class B	103	7,096

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Denmark — continued
Orsted AS (a) (e)	600	75,084
Pandora A/S	125	11,935
ROCKWOOL International A/S, Class B	7	2,256
Tryg A/S	393	9,564
Vestas Wind Systems A/S	796	23,346

		576,768

Finland — 1.5%
Elisa OYJ	71	4,285
Fortum OYJ	1,408	25,737
Kesko Oyj, Class B	135	3,729
Kone OYJ, Class B	267	13,985
Neste OYJ	211	9,613
Nokia OYJ (a)	7,848	43,218
Nordea Bank Abp	3,469	35,704
Orion OYJ, Class B	199	9,020
Sampo OYJ, Class A	540	26,403
Stora Enso OYJ, Class R	283	5,544
UPM-Kymmene OYJ	262	8,539
Wartsila OYJ Abp	368	3,361

		189,138

France — 15.3%
Accor SA (a)	86	2,760
Aeroports de Paris (a)	23	3,379
Air Liquide SA	235	41,041
Airbus SE (a)	464	55,999
Alstom SA	251	5,876
Amundi SA (e)	68	4,642
Arkema SA	30	3,619
AXA SA	2,106	61,640
BioMerieux	20	2,178
BNP Paribas SA	1,216	69,465
Bollore SE	438	2,291
Bouygues SA	181	6,334
Bureau Veritas SA	232	6,602
Capgemini SE	234	51,824
Carrefour SA	311	6,764
Cie de Saint-Gobain	398	23,684
Cie Generale des Etablissements Michelin SCA	84	11,396
CNP Assurances	187	4,506
Covivio	26	2,076
Credit Agricole SA	1,342	16,041
Danone SA	1,156	63,844
Dassault Aviation SA	19	3,070
Dassault Systemes SE	969	47,593
Edenred	365	18,038

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
France — continued
Eiffage SA	66	6,785
Electricite de France SA	1,729	16,227
Engie SA	5,795	76,183
EssilorLuxottica SA	356	65,177
Eurazeo SE	44	3,715
Faurecia SE	61	1,587
Gecina SA	24	3,061
Getlink SE	346	6,228
Hermes International	39	55,571
Ipsen SA	69	8,654
Kering SA	93	58,746
Klepierre SA	102	2,729
La Francaise des Jeux SAEM (e)	46	1,840
Legrand SA	212	20,144
L’Oreal SA	124	49,634
LVMH Moet Hennessy Louis Vuitton SE	345	246,142
Orange SA	987	11,688
Orpea SA	28	1,204
Pernod Ricard SA	104	22,872
Publicis Groupe SA	113	6,854
Remy Cointreau SA	12	2,439
Renault SA (a)	642	16,787
Safran SA	268	31,571
Sanofi	2,108	215,560
Sartorius Stedim Biotech	14	5,778
Schneider Electric SE	426	71,534
SEB SA	14	1,992
Societe Generale SA	875	23,455
Sodexo SA	45	3,655
Teleperformance	46	17,636
Thales SA	85	10,621
TotalEnergies SE	2,996	151,621
Ubisoft Entertainment SA (a)	45	1,972
Unibail-Rodamco-Westfield (a)	62	4,644
Valeo	110	2,038
Veolia Environnement SA	2,082	66,743
Vinci SA	424	43,310
Vivendi SE	385	5,024
Wendel SE	30	3,037
Worldline SA (a) (e)	347	15,062

		1,874,182

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Germany — 12.5%
adidas AG	237	55,148
Allianz SE (Registered)	442	105,456
BASF SE	453	25,838
Bayer AG (Registered)	1,820	124,461
Bayerische Motoren Werke AG	1,105	95,476
Bechtle AG	118	6,649
Beiersdorf AG	49	5,141
Brenntag SE	122	9,812
Carl Zeiss Meditec AG	20	3,169
Commerzbank AG (a)	1,084	8,237
Continental AG (a)	53	3,771
Covestro AG (e)	97	4,881
Daimler Truck Holding AG (a)	323	8,959
Delivery Hero SE (a) (e)	81	3,550
Deutsche Bank AG (Registered) (a)	2,231	28,102
Deutsche Boerse AG	205	36,975
Deutsche Lufthansa AG (Registered) (a)	457	3,688
Deutsche Post AG (Registered)	782	37,328
Deutsche Telekom AG (Registered)	1,599	29,782
E.ON SE	7,132	82,857
Evonik Industries AG	105	2,915
Fresenius Medical Care AG & Co. KGaA	103	6,883
Fresenius SE & Co. KGaA	205	7,512
GEA Group AG	121	4,950
Hannover Rueck SE	65	11,060
HeidelbergCement AG	72	4,109
HelloFresh SE (a)	81	3,634
Henkel AG & Co. KGaA	48	3,196
Infineon Technologies AG	1,897	64,178
KION Group AG	58	3,796
Knorr-Bremse AG	57	4,356
LANXESS AG	40	1,749
LEG Immobilien SE	37	4,216
Mercedes-Benz Group AG	2,848	199,879
Merck KGaA	240	50,047
MTU Aero Engines AG	42	9,814
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	151	40,406
Nemetschek SE	83	7,991
Puma SE	130	11,034
Rational AG	4	2,731
RWE AG	2,037	88,705
SAP SE	1,520	168,440
Scout24 SE (e)	42	2,399
Siemens AG (Registered)	602	83,403
Siemens Energy AG	312	7,089
Siemens Healthineers AG (e)	138	8,570
Symrise AG, Class A	65	7,831

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Germany — continued
Telefonica Deutschland Holding AG	539	1,467
Uniper SE	286	7,396
United Internet AG (Registered)	52	1,790
Volkswagen AG	109	26,857
Vonovia SE	367	17,103
Zalando SE (a) (e)	110	5,574

		1,550,360

Ireland — 0.9%
AerCap Holdings NV (a)	105	5,270
CRH plc	388	15,482
DCC plc	65	5,051
Experian plc	612	23,575
Flutter Entertainment plc (a)	83	9,588
Kerry Group plc, Class A	283	31,622
Kingspan Group plc	121	11,818
Smurfit Kappa Group plc	124	5,503

		107,909

Italy — 4.6%
Amplifon SpA	61	2,706
Assicurazioni Generali SpA	1,192	27,256
Atlantia SpA (a)	388	8,061
Davide Campari-Milano NV	258	2,993
DiaSorin SpA	12	1,893
Enel SpA	25,781	172,132
Eni SpA	3,018	44,019
Ferrari NV	420	91,419
FinecoBank Banca Fineco SpA	660	10,018
Infrastrutture Wireless Italiane SpA (e)	179	2,001
Intesa Sanpaolo SpA	17,771	40,674
Mediobanca Banca di Credito Finanziario SpA	672	6,789
Moncler SpA	255	14,168
Nexi SpA (a) (e)	753	8,687
Poste Italiane SpA (e)	565	6,406
Prysmian SpA	198	6,726
Recordati Industria Chimica e Farmaceutica SpA	196	9,830
Snam SpA	6,720	38,752
Telecom Italia SpA	4,714	1,731
Terna - Rete Elettrica Nazionale	4,532	38,920
UniCredit SpA	2,284	24,638

		559,819

Japan — 2.4%
Casio Computer Co. Ltd.	363	4,160
Nikon Corp.	566	6,046
Panasonic Corp.	4,131	40,122
Sharp Corp.	401	3,739

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
Sony Group Corp.	2,359	242,673
Tamron Co. Ltd.	28	548

		297,288

Jordan — 0.1%
Hikma Pharmaceuticals plc	301	8,119

Luxembourg — 0.2%
ArcelorMittal SA	313	10,028
Aroundtown SA	498	2,849
Eurofins Scientific SE	67	6,639
Tenaris SA	240	3,599

		23,115

Netherlands — 7.0%
ABN AMRO Bank NV, CVA, GDR (e)	457	5,833
Adyen NV (a) (e)	29	57,175
Aegon NV	1,940	10,283
Akzo Nobel NV	92	7,903
Argenx SE (a)	23	7,148
ASM International NV	68	24,841
ASML Holding NV	602	402,115
Euronext NV (e)	92	8,379
EXOR NV	118	8,982
Heineken Holding NV	57	4,475
Heineken NV	128	12,248
IMCD NV	45	7,671
ING Groep NV	4,211	43,971
JDE Peet’s NV	175	5,010
Just Eat Takeaway.com NV (a) (e)	87	2,930
Koninklijke Ahold Delhaize NV	519	16,703
Koninklijke DSM NV	87	15,540
Koninklijke KPN NV	1,695	5,882
Koninklijke Philips NV	454	13,851
NN Group NV	294	14,894
Prosus NV (a)	459	24,760
QIAGEN NV (a)	113	5,530
Randstad NV	95	5,728
Stellantis NV	6,775	109,688
Universal Music Group NV	356	9,516
Wolters Kluwer NV	207	22,056

		853,112

Norway — 1.0%
Adevinta ASA, Class B (a)	137	1,253
Aker BP ASA	63	2,366
DNB Bank ASA	1,004	22,690
Equinor ASA	1,170	43,686

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Norway — continued
Gjensidige Forsikring ASA	219	5,432
Mowi ASA	780	20,998
Norsk Hydro ASA	657	6,382
Orkla ASA	1,334	11,850
Schibsted ASA, Class A	39	958
Schibsted ASA, Class B	40	866
Telenor ASA	353	5,070
Yara International ASA	83	4,147

		125,698

Poland — 0.0% (g)
InPost SA (a)	158	1,004

Portugal — 0.5%
EDP - Energias de Portugal SA	8,959	44,097
Galp Energia SGPS SA	615	7,774
Jeronimo Martins SGPS SA	139	3,335

		55,206

South Korea — 2.1%
Samsung Electronics Co. Ltd.	4,453	254,819
Samsung Electronics Co. Ltd. (Registered), GDR	1	1,230

		256,049

Spain — 4.6%
ACS Actividades de Construccion y Servicios SA	188	5,080
Aena SME SA (a) (e)	61	10,207
Amadeus IT Group SA (a)	658	42,769
Banco Bilbao Vizcaya Argentaria SA	7,250	41,398
Banco Santander SA	18,808	63,948
CaixaBank SA	4,798	16,274
Cellnex Telecom SA (e)	254	12,238
EDP Renovaveis SA	917	23,566
Enagas SA	544	12,086
Endesa SA	1,066	23,239
Ferrovial SA	398	10,582
Grifols SA	151	2,735
Iberdrola SA	18,566	202,924
Industria de Diseno Textil SA	548	11,950
Naturgy Energy Group SA	636	19,042
Red Electrica Corp. SA	1,142	23,448
Repsol SA	1,773	23,231
Siemens Gamesa Renewable Energy SA (a)	187	3,276
Telefonica SA	2,649	12,837

		560,830

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Sweden — 3.7%
Alfa Laval AB	246	8,471
Assa Abloy AB, Class B	789	21,195
Atlas Copco AB, Class A	526	27,316
Atlas Copco AB, Class B	309	14,014
Boliden AB	138	6,948
Electrolux AB, Class B	110	1,663
Embracer Group AB, Class B (a)	265	2,210
Epiroc AB, Class A	514	11,000
Epiroc AB, Class B	311	5,613
EQT AB	319	12,447
Essity AB, Class B	299	7,064
Evolution AB (e)	84	8,585
Fastighets AB Balder, Class B (a)	51	3,388
Getinge AB, Class B	115	4,598
H & M Hennes & Mauritz AB, Class B	355	4,768
Hexagon AB, Class B	2,833	39,689
Husqvarna AB, Class B	325	3,387
Industrivarden AB, Class A	139	3,934
Industrivarden AB, Class C	184	5,130
Investment AB Latour, Class B	115	3,661
Investor AB, Class A	534	12,417
Investor AB, Class B	1,977	42,961
Kinnevik AB, Class B (a)	263	6,852
L E Lundbergforetagen AB, Class B	83	4,203
Lifco AB, Class B	182	4,619
Lundin Energy AB	101	4,240
Nibe Industrier AB, Class B	1,131	12,535
Sagax AB, Class B	80	2,421
Sandvik AB	887	18,832
Securitas AB, Class B	247	2,788
Sinch AB (a) (e)	774	5,247
Skandinaviska Enskilda Banken AB, Class A	1,754	18,967
Skanska AB, Class B	268	5,995
SKF AB, Class B	297	4,849
Svenska Cellulosa AB SCA, Class B	299	5,811
Svenska Handelsbanken AB, Class A	1,584	14,563
Swedbank AB, Class A	974	14,545
Swedish Match AB	781	5,874
Tele2 AB, Class B	252	3,804
Telefonaktiebolaget LM Ericsson, Class B	4,247	38,717
Telia Co. AB	1,308	5,244
Volvo AB, Class A	125	2,391
Volvo AB, Class B	1,159	21,618

		454,574

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Switzerland — 19.1%
ABB Ltd. (Registered)	1,292		41,903
Adecco Group AG (Registered)	128		5,784
Alcon, Inc.	248		19,632
Bachem Holding AG (Registered), Class B	3		1,660
Baloise Holding AG (Registered)	50		8,859
Barry Callebaut AG (Registered)	6		14,775
Chocoladefabriken Lindt & Spruengli AG	2		22,673
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	(h)	22,740
Cie Financiere Richemont SA (Registered), Class A	648		82,094
Clariant AG (Registered) (a)	114		1,971
Coca-Cola HBC AG (a)	75		1,571
Credit Suisse Group AG (Registered)	2,853		22,463
EMS-Chemie Holding AG (Registered)	4		3,599
Geberit AG (Registered)	28		17,403
Givaudan SA (Registered)	5		18,797
Glencore plc	3,672		23,891
Holcim Ltd. (a)	258		12,537
Julius Baer Group Ltd.	238		13,751
Kuehne + Nagel International AG (Registered)	43		12,071
Logitech International SA (Registered)	253		18,801
Lonza Group AG (Registered)	37		26,560
Nestle SA (Registered)	4,969		646,119
Novartis AG (Registered)	4,061		356,544
Partners Group Holding AG	25		30,430
Roche Holding AG	1,362		541,174
Schindler Holding AG	34		7,245
Schindler Holding AG (Registered)	14		3,053
SGS SA (Registered)	5		13,189
Sika AG (Registered)	70		23,121
Sonova Holding AG (Registered)	26		11,042
STMicroelectronics NV	992		43,131
Straumann Holding AG (Registered)	5		8,268
Swatch Group AG (The)	37		10,562
Swatch Group AG (The) (Registered)	58		3,145
Swiss Life Holding AG (Registered)	34		21,788
Swiss Prime Site AG (Registered)	40		3,924
Swiss Re AG	326		31,075
Swisscom AG (Registered)	13		7,801
Temenos AG (Registered)	98		9,416
UBS Group AG (Registered)	3,798		74,210
VAT Group AG (e)	21		8,089
Vifor Pharma AG (a)	90		16,022
Zurich Insurance Group AG	163		80,319

			2,343,202

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
United Arab Emirates — 0.0%
NMC Health plc (a) (bb) (cc)	116	—

United Kingdom — 15.3%
3i Group plc	931	16,830
abrdn plc	2,097	5,872
Admiral Group plc	186	6,233
Anglo American plc	474	24,614
Ashtead Group plc	296	18,627
Associated British Foods plc	584	12,690
AstraZeneca plc	2,679	355,211
Auto Trader Group plc (e)	351	2,896
AVEVA Group plc	162	5,163
Aviva plc	3,628	21,467
BAE Systems plc	2,104	19,755
Barclays plc	16,040	31,094
Barratt Developments plc	376	2,561
Berkeley Group Holdings plc (a)	42	2,051
BP plc	21,095	103,416
British American Tobacco plc	807	33,898
British Land Co. plc (The)	323	2,239
BT Group plc	3,305	7,881
Bunzl plc	224	8,687
Burberry Group plc	452	9,874
CNH Industrial NV	799	12,581
Coca-Cola Europacific Partners plc	103	5,012
Compass Group plc	661	14,216
Croda International plc	52	5,329
Diageo plc	863	43,782
Entain plc (a)	218	4,662
Ferguson plc	147	19,860
GlaxoSmithKline plc	8,700	188,245
Halma plc	506	16,550
Hargreaves Lansdown plc	342	4,509
HSBC Holdings plc	19,477	133,041
Imperial Brands plc	350	7,380
Informa plc (a)	557	4,361
InterContinental Hotels Group plc	68	4,598
Intertek Group plc	107	7,301
J Sainsbury plc	655	2,169
JD Sports Fashion plc	966	1,862
Johnson Matthey plc	73	1,773
Kingfisher plc	769	2,567
Land Securities Group plc	260	2,662
Legal & General Group plc	5,715	20,261
Lloyds Banking Group plc	67,967	41,390
London Stock Exchange Group plc	315	32,846
M&G plc	2,485	7,159

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
United Kingdom — continued
Melrose Industries plc	2,891	4,689
Mondi plc	180	3,493
National Grid plc	1,339	20,583
NatWest Group plc	5,407	15,271
Next plc	49	3,872
Ocado Group plc (a)	180	2,745
Pearson plc	279	2,737
Persimmon plc	118	3,310
Phoenix Group Holdings plc	673	5,390
Prudential plc	2,629	38,811
Reckitt Benckiser Group plc	264	20,177
RELX plc	1,283	39,919
Rentokil Initial plc	1,233	8,493
Rio Tinto plc	416	33,249
Rolls-Royce Holdings plc (a)	5,549	7,296
Sage Group plc (The)	1,362	12,477
Schroders plc	120	5,034
Segro plc	445	7,827
Severn Trent plc	93	3,732
Shell plc	8,226	225,455
Smith & Nephew plc	327	5,195
Smiths Group plc	262	4,960
Spirax-Sarco Engineering plc	49	7,996
SSE plc	395	9,016
St. James’s Place plc	517	9,750
Standard Chartered plc	2,503	16,616
Taylor Wimpey plc	1,340	2,282
Tesco plc	2,846	10,305
Unilever plc	951	43,174
United Utilities Group plc	252	3,715
Vodafone Group plc	10,103	16,567
Whitbread plc (a)	74	2,771
WPP plc	431	5,640

		1,877,722

Total Common Stocks (Cost $11,308,330)		11,892,199

Preferred Stocks — 1.8%
Germany — 1.5%
Bayerische Motoren Werke AG	186	14,428
FUCHS PETROLUB SE	36	1,312
Henkel AG & Co. KGaA	90	6,010
Porsche Automobil Holding SE	509	48,919
Sartorius AG	13	5,730
Volkswagen AG	617	106,036

		182,435

South Korea — 0.3%
Samsung Electronics Co. Ltd.	767	39,757

Total Preferred Stocks (Cost $232,946)		222,192

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)			VALUE ($)
Short-Term Investments — 0.6%
Time Deposits — 0.6%
Australia & New Zealand Banking Group Ltd., 0.15%, 04/01/2022		4,833		4,833
Barclays SA, 0.15%, 04/01/2022		3,038		3,038
BNP Paribas SA,
(1.30%), 04/01/2022	CHF	11,384		12,320
0.15%, 04/01/2022		3,501		3,501
0.25%, 04/01/2022	GBP	6,883		9,042
Brown Brothers Harriman,
(1.30%), 04/01/2022	CHF	—	(h)	—	(h)
(0.78%), 04/01/2022	EUR	—	(h)	—	(h)
(0.59%), 04/01/2022	DKK	36,609		5,444
(0.30%), 04/01/2022	SEK	39,689		4,221
0.00%, 04/01/2022	HKD	—	(h)	—	(h)
0.07%, 04/01/2022	CAD	—	(h)	—	(h)
0.10%, 04/01/2022	NOK	8,029		912
0.15%, 04/01/2022		—	(h)	—	(h)
5.40%, 04/01/2022	ZAR	—	(h)	—	(h)
Citibank NA,
(0.78%), 04/01/2022	EUR	24,915		27,562
0.15%, 04/01/2022		3,727		3,727
Sumitomo Mitsui Banking Corp., (0.38%), 04/01/2022	JPY	148,499		1,220
Sumitomo Mitsui Trust Bank Ltd., 0.15%, 04/01/2022		1,018		1,018

Total Short-Term Investments (Cost $76,838)				76,838

Total Investments — 99.3% (Cost - $11,618,114) *				12,191,229
Other Assets in Excess of Liabilities — 0.7%				82,321

NET ASSETS — 100.0%				$12,273,550

Percentages indicated are based on net assets

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2022:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro STOXX 50 Index	1,522	06/2022	EUR	63,294	1,074
FTSE 100 Index	379	06/2022	GBP	36,129	1,142
MSCI Emerging Markets Index	78	06/2022	USD	4,385	5
TOPIX Index	17	06/2022	JPY	2,594	124

Total unrealized appreciation (depreciation)					2,345

Six Circles International Unconstrained Equity Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022

CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt
(a)	—	Non-income producing security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
*	—	The cost of securities is substantially the same for federal income tax purposes.
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
USD	—	United States Dollar
ZAR	—	South African Rand

Six Circles International Unconstrained Equity Fund

Summary of Investments by Industry, March 31, 2022

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	18.6%
Electric	7.9%
Food	7.4%
Banks	7.3%
Semiconductors	6.8%
Auto Manufacturers	6.1%
Oil & Gas	5.2%
Insurance	4.7%
Apparel	3.6%
Home Furnishings	2.4%
Commercial Services	2.3%
Software	2.1%
Telecommunications	1.6%
Chemicals	1.5%
Healthcare - Products	1.4%
Retail	1.3%
Electrical Components & Equipment	1.2%
Aerospace/Defense	1.1%
Beverages	1.1%
Machinery - Diversified	1.0%
Diversified Financial Services	1.0%
Building Materials	1.0%
Others (Each less than 1.0%)	12.8%
Short-Term Investments	0.6%

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Long Positions — 106.5%
Asset-Backed Securities — 1.1%
American Express Credit Account Master Trust, Series 2019-3, Class A, 2.00%, 04/15/2025	615	617
Anchorage Capital CLO Ltd., (Cayman Islands), Series 2019-11A, Class AR, (ICE LIBOR USD 3 Month + 1.14%), 1.40%, 07/22/2032 (e) (aa)	1,900	1,886
ARES L CLO Ltd., (Cayman Islands), Series 2018-50A, Class AR, (ICE LIBOR USD 3 Month + 1.05%), 1.29%, 01/15/2032 (e) (aa)	3,300	3,270
Atlas Senior Loan Fund Ltd., (Cayman Islands), Series 2017-8A, Class A, (ICE LIBOR USD 3 Month + 1.15%), 1.39%, 01/16/2030 (e) (aa)	5,200	5,175
Benefit Street Partners CLO XVII Ltd., (Cayman Islands), Series 2019-17A, Class AR, (ICE LIBOR USD 3 Month + 1.08%), 1.32%, 07/15/2032 (e) (aa)	4,300	4,261
Capital One Multi-Asset Execution Trust, Series 2019-A2, Class A2, 1.72%, 08/15/2024	500	501
CARLYLE US CLO Ltd., (Cayman Islands), Series 2017-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.00%), 1.25%, 04/20/2031 (e) (aa)	1,900	1,885
Carmax Auto Owner Trust,
Series 2019-4, Class A3, 2.02%, 11/15/2024	90	90
Series 2020-1, Class A3, 1.89%, 12/16/2024	224	224
CIFC Funding Ltd., (Cayman Islands), Series 2017-4A, Class A1R, (ICE LIBOR USD 3 Month + 0.95%), 1.21%, 10/24/2030 (e) (aa)	3,200	3,180
Crestline Denali CLO XV Ltd., (Cayman Islands), Series 2017-1A, Class AR, (ICE LIBOR USD 3 Month + 1.03%), 1.28%, 04/20/2030 (e) (aa)	5,900	5,887
Dryden XXVII-R Euro CLO BV, (Ireland), Series 2017-27A, Class AR, (ICE LIBOR EUR 3 Month + 0.66%), 0.66%, 04/15/2033 (e) (aa)	EUR 7,600	8,281
Dryden Senior Loan Fund, (Cayman Islands), Series 2014-36A, Class AR3, (ICE LIBOR USD 3 Month + 1.02%), 1.26%, 04/15/2029 (e) (aa)	6,148	6,123
Ford Credit Auto Owner Trust, Series 2020-B, Class A4, 0.79%, 11/15/2025	850	824
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A4, 1.74%, 08/18/2025	500	493
Hyundai Auto Receivables Trust, Series 2020-A, Class A3, 1.41%, 11/15/2024	113	113
Magnetite XVIII Ltd., (Cayman Islands), Series 2016-18A, Class AR2, (ICE LIBOR USD 3 Month + 0.88%), 1.39%, 11/15/2028 (e) (aa)	7,554	7,491
Marathon CLO IX Ltd., (Cayman Islands), Series 2017-9A, Class A1AR, (ICE LIBOR USD 3 Month + 1.15%), 1.39%, 04/15/2029 (e) (aa)	312	311
Marble Point CLO X Ltd., (Cayman Islands), Series 2017-1A, Class AR, (ICE LIBOR USD 3 Month + 1.04%), 1.28%, 10/15/2030 (e) (aa)	1,800	1,789
Mercedes-Benz Auto Lease Trust, Series 2020-A, Class A4, 1.88%, 09/15/2025	1,000	1,001
Mercedes-Benz Auto Receivables Trust, Series 2019-1, Class A4, 2.04%, 01/15/2026	1,000	999
Mountain View CLO LLC, (Cayman Islands),
Series 2017-1A, Class AR, (ICE LIBOR USD 3 Month + 1.09%), 1.33%, 10/16/2029 (e) (aa)	1,754	1,752
Series 2017-2A, Class AR, (ICE LIBOR USD 3 Month + 1.04%), 1.28%, 01/16/2031 (e) (aa)	2,900	2,880
Nissan Auto Receivables Owner Trust, Series 2020-A, Class A3, 1.38%, 12/16/2024	98	97
OCP CLO Ltd., (Cayman Islands), Series 2017-14A, Class A1A, (ICE LIBOR USD 3 Month + 1.15%), 1.63%, 11/20/2030 (e) (aa)	5,000	4,976
Sculptor CLO XXV Ltd., (Cayman Islands), Series 25A, Class A1, (ICE LIBOR USD 3 Month + 1.27%), 1.51%, 01/15/2031 (e) (aa)	1,200	1,194
Sound Point CLO XII Ltd., (Cayman Islands), Series 2016-2A, Class AR2, (ICE LIBOR USD 3 Month + 1.05%), 1.30%, 10/20/2028 (e) (aa)	75	74
Venture CLO Ltd., (Cayman Islands), Series 2018-33A, Class A1LR, (ICE LIBOR USD 3 Month + 1.06%), 1.30%, 07/15/2031 (e) (aa)	700	695

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued
Venture XXI CLO Ltd., (Cayman Islands), Series 2015-21A, Class AR, (ICE LIBOR USD 3 Month + 0.88%), 1.12%, 07/15/2027 (e) (aa)	473	473
Vibrant CLO VI Ltd., (Cayman Islands), Series 2017-6A, Class AR, (ICE LIBOR USD 3 Month + 0.95%), 1.88%, 06/20/2029 (e) (aa)	3,166	3,163
Voya CLO Ltd., (Cayman Islands), Series 2017-1A, Class A1R, (ICE LIBOR USD 3 Month + 0.95%), 1.19%, 04/17/2030 (e) (aa)	5,200	5,173
Wellfleet CLO Ltd., (Cayman Islands), Series 2015-1A, Class AR4, (ICE LIBOR USD 3 Month + 0.89%), 1.14%, 07/20/2029 (e) (aa)	1,389	1,379
World Omni Auto Receivables Trust, Series 2020-A, Class A3, 1.10%, 04/15/2025	130	129

Total Asset-Backed Securities (Cost $77,741)		76,386

Collateralized Mortgage Obligations — 1.9%
Citigroup Mortgage Loan Trust,
Series 2021-INV1, Class A3A, 2.50%, 05/25/2051 (e) (z)	6,374	5,894
Series 2021-INV3, Class A11, (United States 30 Day Average SOFR + 0.85%), 0.95%, 05/25/2051 (e) (aa)	475	470
FHLMC REMICS,
Series 3404, Class SA, IF, IO, (6.00% - ICE LIBOR USD 1 Month), 5.60%, 01/15/2038 (aa)	1,489	216
Series 3680, Class SA, IF, IO, (5.00% - ICE LIBOR USD 1 Month), 4.60%, 06/15/2040 (aa)	3,210	292
Series 4023, Class S, IF, IO, (6.25% - ICE LIBOR USD 1 Month), 5.85%, 03/15/2042 (aa)	1,169	173
Series 4056, Class GS, IF, IO, (6.65% - ICE LIBOR USD 1 Month), 6.25%, 12/15/2041 (aa)	691	92
Series 4134, Class PI, IO, 3.00%, 11/15/2042	524	59
Series 4165, Class TI, IO, 3.00%, 12/15/2042	619	45
Series 4479, Class AI, IO, 3.50%, 09/15/2025	6,868	292
Series 4598, Class IK, IO, 3.50%, 03/15/2046	704	126
Series 4710, Class EI, IO, 3.50%, 11/15/2031	4,505	391
Series 4825, Class SE, IF, IO, (6.20% - ICE LIBOR USD 1 Month), 5.80%, 09/15/2048 (aa)	5,132	861
Series 4888, Class IB, IO, 4.00%, 03/15/2047	478	64
Series 4990, Class MI, IO, 4.00%, 07/25/2050	5,186	1,059
Series 5003, Class AS, IF, IO, (6.10% - ICE LIBOR USD 1 Month), 5.64%, 08/25/2050 (aa)	7,009	1,478
Series 5016, Class PI, IO, 3.00%, 09/25/2050	13,476	1,918
Series 5024, Class BI, IO, 2.00%, 10/25/2050	20,009	2,374
Series 5034, Class YI, IO, 4.00%, 11/25/2050	3,400	580
Series 5045, Class DI, IO, 2.50%, 11/25/2050	3,204	418
Series 5047, Class CI, IO, 2.00%, 12/25/2050	1,883	237
Series 5056, Class PI, IO, 2.50%, 12/25/2050	9,803	1,244
Series 5062, Class EI, IO, 2.00%, 01/25/2051	4,032	511
Series 5065, Class IG, IO, 3.00%, 01/25/2051	3,907	562
Series 5069, Class DI, IO, 3.50%, 02/25/2041	1,621	201
Series 5069, Class LI, IO, 2.50%, 02/25/2051	16,917	2,598
Series 5071, Class IN, IO, 4.00%, 08/25/2050	6,559	1,320
Series 5087, Class IL, IO, 3.00%, 03/25/2051	2,378	374
Series 5124, Class LI, IO, 4.50%, 07/25/2051	15,257	3,174
FHLMC STRIPs, Series 365, Class C2, IO, 4.00%, 06/15/2049	4,950	913
FNMA Interest STRIP,
Series 379, Class S56, IF, IO, (7.90% - ICE LIBOR USD 1 Month), 7.44%, 05/25/2037 (aa)	479	96
Series 405, Class 1, PO, Zero Coupon, 10/25/2040	367	325
Series 406, Class 23, IO, 6.00%, 11/25/2040 (z)	176	47

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
FNMA REMICS,
Series 2007-30, Class JS, IF, IO, (6.44% - ICE LIBOR USD 1 Month), 5.98%, 04/25/2037 (aa)	2,127	341
Series 2012-53, Class IO, IO, 3.50%, 05/25/2027	717	40
Series 2012-98, Class JI, IO, 3.00%, 04/25/2027	2,400	77
Series 2012-135, Class SB, IF, IO, (6.10% - ICE LIBOR USD 1 Month), 5.64%, 12/25/2042 (aa)	1,170	179
Series 2013-109, Class BO, PO, Zero Coupon, 07/25/2043	424	351
Series 2014-34, Class US, IF, (8.60% - ICE LIBOR USD 1 Month), 7.69%, 06/25/2044 (aa)	72	71
Series 2016-26, Class SY, IF, (7.03% - ICE LIBOR USD 1 Month), 5.96%, 11/25/2042 (aa)	542	464
Series 2016-63, Class AS, IF, IO, (6.00% - ICE LIBOR USD 1 Month), 5.54%, 09/25/2046 (aa)	1,924	322
Series 2018-67, Class SH, IF, IO, (6.20% - ICE LIBOR USD 1 Month), 5.74%, 09/25/2048 (aa)	4,067	707
Series 2019-48, Class IB, IO, 0.67%, 06/25/2039 (z)	26,617	651
Series 2019-68, Class US, IF, IO, (6.00% - ICE LIBOR USD 1 Month), 5.54%, 11/25/2049 (aa)	7,382	1,360
Series 2019-78, Class DI, IO, 4.50%, 11/25/2049	787	104
Series 2020-42, Class CI, IO, 3.00%, 06/25/2050	14,291	2,276
Series 2020-60, Class BI, IO, 3.50%, 09/25/2050	12,911	2,537
Series 2020-68, Class CI, IO, 3.00%, 10/25/2050	10,089	1,404
Series 2020-74, Class PI, IO, 2.00%, 12/25/2049	11,498	1,183
Series 2020-86, Class PI, IO, 2.50%, 12/25/2050	3,677	523
Series 2020-89, Class IM, IO, 2.00%, 12/25/2050	10,828	1,390
Series 2020-89, Class LI, IO, 3.00%, 12/25/2050	12,925	1,864
Series 2020-99, Class IQ, IO, 3.00%, 01/25/2051	1,097	160
GNMA,
Series 2015-H03, Class FA, (ICE LIBOR USD 1 Month + 0.50%), 0.61%, 12/20/2064 (aa)	91	91
Series 2015-H33, Class FA, (ICE LIBOR USD 1 Month + 0.66%), 0.77%, 12/20/2065 (aa)	8,023	8,031
Series 2017-H03, Class HA, 3.00%, 01/20/2067	5,686	5,679
Series 2019-H08, Class FE, (ICE LIBOR USD 1 Month + 0.65%), 0.76%, 01/20/2069 (aa)	5,047	5,047
Series 2019-H16, Class FD, (ICE LIBOR USD 1 Month + 0.80%), 0.91%, 10/20/2069 (aa)	2,913	2,941
Series 2020-142, Class LI, IO, 2.50%, 09/20/2050	12,824	1,847
Series 2020-142, Class MT, IF, IO, (6.15% - ICE LIBOR USD 1 Month), 0.05%, 07/20/2047 (aa)	16,352	29
Series 2020-142, Class TN, IF, IO, (6.20% - ICE LIBOR USD 1 Month), 0.10%, 09/20/2047 (aa)	22,499	88
Series 2020-H14, Class FH, (ICE LIBOR USD 1 Month + 1.25%), 1.70%, 08/20/2070 (aa)	8,198	8,493
Series 2020-H15, Class FH, (ICE LIBOR USD 1 Month + 1.05%), 1.50%, 07/20/2070 (aa)	3,646	3,731
Series 2020-H15, Class FK, (ICE LIBOR USD 1 Month + 1.25%), 1.70%, 04/20/2070 (aa)	6,369	6,567
Series 2020-H16, Class FN, (ICE LIBOR USD 1 Month + 1.25%), 1.70%, 09/20/2070 (aa)	2,234	2,313
Series 2021-23, Class GI, IO, 2.00%, 02/20/2051	13,281	1,682
Series 2021-83, Class PU, 1.50%, 05/20/2051	117	116
Series 2021-122, Class IT, IO, 2.50%, 07/20/2051	13,477	1,457
Series 2021-206, Class IG, IO, 2.50%, 09/20/2051	11,994	1,339
Series 2021-223, Class QI, IO, 2.50%, 10/20/2051	12,092	1,287
Series 2021-H14, Class HF, (United States 30 Day Average SOFR + 1.50%), 1.55%, 09/20/2071 (aa)	7,995	8,460
Series 2021-H16, Class F, (United States 30 Day Average SOFR + 1.50%), 1.55%, 09/20/2071 (aa)	9,961	10,554
GS Mortgage-Backed Securities Trust,
Series 2021-GR2, Class A2, 2.50%, 02/25/2052 (e) (z)	1,969	1,827
Series 2021-INV1, Class A2, 2.50%, 12/25/2051 (e) (z)	939	871
IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 08/18/2043 (e)	2,300	2,430

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
MFA Trust, Series 2020-NQM2, Class A1, 1.38%, 04/25/2065 (e) (z)	5,958	5,868
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-6, Class A6, (United States 30 Day Average SOFR + 0.85%), 0.90%, 09/25/2051 (e) (aa)	2,031	1,985
OBX Trust, Series 2021-INV2, Class A11, (United States 30 Day Average SOFR + 0.90%), 1.00%, 10/25/2051 (e) (aa)	479	470
PMT Loan Trust,
Series 2021-INV1, Class A11, (United States 30 Day Average SOFR + 0.90%), 0.95%, 07/25/2051 (e) (aa)	9,420	9,220
Series 2021-INV1, Class A3, 2.50%, 07/25/2051 (e) (z)	4,477	4,154

Total Collateralized Mortgage Obligations (Cost $150,072)		140,985

Commercial Mortgage-Backed Securities — 0.8%
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class ASB, 3.43%, 09/15/2048	449	453
BANK,
Series 2017-BNK7, Class AS, 3.75%, 09/15/2060	750	754
Series 2018-BN13, Class A5, 4.22%, 08/15/2061 (z)	500	524
Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (z)	1,235	1,309
Barclays Commercial Mortgage Trust,
Series 2019-C5, Class A4, 3.06%, 11/15/2052	1,000	980
Series 2019-C5, Class ASB, 2.99%, 11/15/2052	500	494
BBCMS Mortgage Trust,
Series 2020-C6, Class ASB, 2.60%, 02/15/2053	600	587
Series 2020-C7, Class A5, 2.04%, 04/15/2053	210	191
BCP Trust, Series 2021-330N, Class A, (ICE LIBOR USD 1 Month + 0.80%), 1.20%, 06/15/2038 (e) (aa)	2,800	2,741
Benchmark Mortgage Trust,
Series 2020-B16, Class AM, 2.94%, 02/15/2053 (z)	350	334
Series 2020-B17, Class A5, 2.29%, 03/15/2053	500	463
Series 2020-B20, Class A5, 2.03%, 10/15/2053	750	677
BWAY Mortgage Trust, Series 2021-1450, Class A, (ICE LIBOR USD 1 Month + 1.25%), 1.65%, 09/15/2036 (e) (aa)	4,600	4,538
BX Commercial Mortgage Trust, Series 2021-21M, Class A, (ICE LIBOR USD 1 Month + 0.73%), 1.13%, 10/15/2036 (e) (aa)	3,000	2,926
CD Mortgage Trust, Series 2017-CD5, Class AAB, 3.22%, 08/15/2050	1,000	994
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4, 3.46%, 08/15/2050	1,100	1,102
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class AS, 3.86%, 07/10/2047	250	252
Series 2014-GC25, Class A4, 3.64%, 10/10/2047	500	502
Series 2015-GC33, Class AS, 4.11%, 09/10/2058	500	507
Series 2019-GC41, Class AS, 3.02%, 08/10/2056	250	240
COMM Mortgage Trust, Series 2016-CR28, Class ASB, 3.53%, 02/10/2049	368	371
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class ASB, 3.31%, 11/15/2049	319	320
CSMC, Series 2020-FACT, Class A, (ICE LIBOR USD 1 Month + 1.35%), 1.75%, 10/15/2037 (e) (aa)	2,100	2,093
FHLMC Multifamily Structured Pass Through Certificates,
Series K027, Class A2, 2.64%, 01/25/2023	805	809
Series K047, Class A2, 3.33%, 05/25/2025 (z)	1,000	1,016
Series K049, Class A2, 3.01%, 07/25/2025	250	252

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Securities — continued
Series K057, Class A2, 2.57%, 07/25/2026	850	844
Series K063, Class A2, 3.43%, 01/25/2027 (z)	1,000	1,029
Series K071, Class A2, 3.29%, 11/25/2027	500	513
Series K073, Class A2, 3.35%, 01/25/2028	1,000	1,031
Series K075, Class A2, 3.65%, 02/25/2028 (z)	500	523
Series K094, Class A2, 2.90%, 06/25/2029	112	113
Series K103, Class A2, 2.65%, 11/25/2029	500	495
Series K108, Class A2, 1.52%, 03/25/2030	304	276
Series K117, Class A2, 1.41%, 08/25/2030	1,500	1,343
Series K118, Class A2, 1.49%, 09/25/2030	500	451
Series K725, Class A2, 3.00%, 01/25/2024	225	227
Series K726, Class A2, 2.91%, 04/25/2024	821	825
Series K729, Class A2, 3.14%, 10/25/2024	200	201
Series K737, Class A2, 2.53%, 10/25/2026	650	641
FNMA-ACES,
Series 2015-M10, Class A2, 3.09%, 04/25/2027 (z)	663	671
Series 2016-M5, Class A2, 2.47%, 04/25/2026	500	491
Series 2017-M11, Class A2, 2.98%, 08/25/2029	1,000	1,009
Series 2017-M12, Class A2, 3.07%, 06/25/2027 (z)	115	116
Series 2017-M13, Class A2, 2.93%, 09/25/2027 (z)	587	595
Series 2018-M8, Class A2, 3.32%, 06/25/2028 (z)	1,000	1,033
Series 2020-M46, Class A2, 1.32%, 05/25/2030	1,000	910
GS Mortgage Securities Trust,
Series 2013-GC12, Class AS, 3.38%, 06/10/2046	400	400
Series 2019-GSA1, Class A4, 3.05%, 11/10/2052	250	244
LUXE Trust,
Series 2021-MLBH, Class A, (ICE LIBOR USD 1 Month + 0.98%), 1.38%, 11/15/2038 (e) (aa)	600	588
Series 2021-TRIP, Class A, (ICE LIBOR USD 1 Month + 1.05%), 1.45%, 10/15/2038 (e) (aa)	2,900	2,851
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C5, Class A4, 3.18%, 08/15/2045	449	449
Series 2016-C29, Class A4, 3.33%, 05/15/2049	500	497
Series 2016-C31, Class A5, 3.10%, 11/15/2049	500	495
Series 2016-C32, Class A4, 3.72%, 12/15/2049	1,000	1,015
UBS Commercial Mortgage Trust,
Series 2018-C11, Class ASB, 4.12%, 06/15/2051	687	706
Series 2018-C12, Class A5, 4.30%, 08/15/2051	1,380	1,442
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4, 3.53%, 05/10/2063	125	125
Series 2012-C4, Class A5, 2.85%, 12/10/2045	500	501
Series 2013-C6, Class A4, 3.24%, 04/10/2046	400	402
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class A5, 3.41%, 12/15/2047	420	421
Series 2015-C27, Class A5, 3.45%, 02/15/2048	918	919
Series 2015-LC20, Class A5, 3.18%, 04/15/2050	500	497
Series 2017-C39, Class A5, 3.42%, 09/15/2050	1,000	1,003
Series 2017-C40, Class A4, 3.58%, 10/15/2050	550	556
Series 2018-C44, Class A5, 4.21%, 05/15/2051	1,000	1,044
WFRBS Commercial Mortgage Trust,
Series 2013-C12, Class A4, 3.20%, 03/15/2048	279	280

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Commercial Mortgage-Backed Securities — continued
Series 2014-C20, Class ASB, 3.64%, 05/15/2047		641	647

Total Commercial Mortgage-Backed Securities (Cost $57,248)			53,848

Corporate Bonds — 19.2%
Basic Materials — 0.6%
Chemicals — 0.3%
Air Liquide Finance SA, (France),
Reg. S, 0.63%, 06/20/2030	EUR	400	417
Reg. S, 0.75%, 06/13/2024	EUR	600	665
Air Products and Chemicals, Inc.,
1.00%, 02/12/2025	EUR	1,550	1,711
2.80%, 05/15/2050		15	13
Albemarle New Holding GmbH, (Germany), Reg. S, 1.63%, 11/25/2028	EUR	1,000	1,054
Argentum Netherlands BV for Givaudan SA, (Netherlands),
Reg. S, 1.13%, 09/17/2025	EUR	800	885
Reg. S, 2.00%, 09/17/2030	EUR	1,000	1,120
Celanese US Holdings LLC, 3.50%, 05/08/2024		50	50
CF Industries, Inc.,
4.50%, 12/01/2026 (e)		1,800	1,881
4.95%, 06/01/2043		80	86
5.38%, 03/15/2044		30	34
Covestro AG, (Germany), Reg. S, 0.88%, 02/03/2026	EUR	1,875	2,046
Dow Chemical Co. (The),
4.55%, 11/30/2025		118	123
5.25%, 11/15/2041		600	685
Eastman Chemical Co., 1.50%, 05/26/2023	EUR	900	1,003
Ecolab, Inc., 1.00%, 01/15/2024	EUR	1,950	2,176
EI du Pont de Nemours and Co., 2.30%, 07/15/2030		46	43
FMC Corp., 3.20%, 10/01/2026		10	10
Givaudan Finance Europe BV, (Netherlands), Reg. S, 1.00%, 04/22/2027	EUR	100	109
Huntsman International LLC, 4.50%, 05/01/2029		2	2
Linde Finance BV, (Netherlands),
Reg. S, 0.55%, 05/19/2032	EUR	400	405
Reg. S, 1.88%, 05/22/2024	EUR	425	483
Linde plc, (Ireland), Reg. S, 1.00%, 09/30/2051	EUR	1,300	1,147
LYB International Finance BV, (Netherlands), 4.88%, 03/15/2044		550	586
LYB International Finance III LLC, 4.20%, 10/15/2049		1,000	984
Mosaic Co. (The), 4.25%, 11/15/2023		45	46
PPG Industries, Inc.,
1.20%, 03/15/2026		195	181
2.55%, 06/15/2030		70	65
Sherwin-Williams Co. (The), 3.45%, 08/01/2025		65	66
Westlake Corp.,
1.63%, 07/17/2029	EUR	500	533
3.13%, 08/15/2051		415	341
3.38%, 08/15/2061		320	260
Yara International ASA, (Norway), 3.15%, 06/04/2030 (e)		1,000	933

			20,143

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Iron/Steel — 0.0% (g)
ArcelorMittal SA, (Luxembourg),
6.75%, 03/01/2041		20	24
7.00%, 10/15/2039		20	23
Reliance Steel & Aluminum Co.,
1.30%, 08/15/2025		20	19
2.15%, 08/15/2030		235	211
Steel Dynamics, Inc., 3.25%, 01/15/2031		3,000	2,909
Vale Overseas Ltd., (Cayman Islands),
6.88%, 11/21/2036		158	191
6.88%, 11/10/2039		10	12
Vale SA, (Brazil), 5.63%, 09/11/2042		4	4

			3,393

Mining — 0.3%
Anglo American Capital plc, (United Kingdom),
Reg. S, 1.63%, 03/11/2026	EUR	500	547
Reg. S, 3.38%, 03/11/2029	GBP	1,500	1,969
Barrick PD Australia Finance Pty Ltd., (Australia), 5.95%, 10/15/2039		920	1,134
BHP Billiton Finance Ltd., (Australia),
Series 10, Reg. S, 3.25%, 09/24/2027	EUR	698	853
Series 13, Reg. S, 3.13%, 04/29/2033	EUR	141	172
Series 17, Reg. S, 1.50%, 04/29/2030	EUR	775	841
Freeport-McMoRan, Inc.,
4.13%, 03/01/2028		1,500	1,498
4.63%, 08/01/2030		40	41
5.40%, 11/14/2034		250	278
5.45%, 03/15/2043		240	269
Glencore Capital Finance DAC, (Ireland), Reg. S, 1.25%, 03/01/2033	EUR	2,225	2,095
Kinross Gold Corp., (Canada), 4.50%, 07/15/2027		2,500	2,565
Newmont Corp.,
2.60%, 07/15/2032		520	478
4.88%, 03/15/2042		30	34
Norsk Hydro ASA, (Norway),
Reg. S, 1.13%, 04/11/2025	EUR	900	984
Reg. S, 2.00%, 04/11/2029	EUR	1,000	1,066
Southern Copper Corp.,
3.88%, 04/23/2025		35	35
5.88%, 04/23/2045		29	36
6.75%, 04/16/2040		10	13
Teck Resources Ltd., (Canada), 5.40%, 02/01/2043		1,100	1,188
Yamana Gold, Inc., (Canada), 2.63%, 08/15/2031		2,705	2,423

			18,519

Total Basic Materials			42,055

Communications — 1.2%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The), 3.38%, 03/01/2041		44	39
MMS USA Holdings, Inc.,
Reg. S, 0.63%, 06/13/2025	EUR	1,500	1,630

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Advertising — continued
Reg. S, 1.25%, 06/13/2028	EUR	1,900	2,042
Reg. S, 1.75%, 06/13/2031	EUR	1,000	1,082
WPP Finance 2013, (United Kingdom), Reg. S, 2.88%, 09/14/2046	GBP	300	327

			5,120

Internet — 0.1%
Alphabet, Inc.,
1.90%, 08/15/2040		700	570
2.25%, 08/15/2060		65	50
Amazon.com, Inc.,
2.10%, 05/12/2031		30	28
2.88%, 05/12/2041		20	19
3.10%, 05/12/2051		100	94
3.25%, 05/12/2061		25	23
3.88%, 08/22/2037		20	21
4.25%, 08/22/2057		30	34
Booking Holdings, Inc.,
3.60%, 06/01/2026		50	51
4.63%, 04/13/2030		55	60
eBay, Inc., 1.90%, 03/11/2025		5	5
Expedia Group, Inc.,
3.25%, 02/15/2030		2,140	2,040
3.60%, 12/15/2023		10	10
3.80%, 02/15/2028		700	697
4.63%, 08/01/2027		705	732
5.00%, 02/15/2026		20	21
VeriSign, Inc.,
2.70%, 06/15/2031		80	72
4.75%, 07/15/2027		77	79
5.25%, 04/01/2025		132	139

			4,745

Media — 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital,
3.70%, 04/01/2051		3,140	2,586
3.95%, 06/30/2062		30	24
4.40%, 12/01/2061		65	57
4.46%, 07/23/2022		190	191
4.50%, 02/01/2024		115	118
4.80%, 03/01/2050		80	76
4.91%, 07/23/2025		1,545	1,604
6.38%, 10/23/2035		40	45
6.48%, 10/23/2045		30	34
Comcast Corp.,
0.25%, 09/14/2029	EUR	3,100	3,137
1.88%, 02/20/2036	GBP	1,075	1,255
1.95%, 01/15/2031		2,875	2,597
2.65%, 08/15/2062		25	19

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Media — continued
3.20%, 07/15/2036		25	24
3.30%, 02/01/2027		1,940	1,969
3.97%, 11/01/2047		170	172
4.25%, 10/15/2030		120	128
4.60%, 10/15/2038		120	133
Cox Communications, Inc., 3.50%, 08/15/2027 (e)		3,180	3,168
Discovery Communications LLC, 5.20%, 09/20/2047		1,100	1,144
FactSet Research Systems, Inc.,
2.90%, 03/01/2027		1,035	1,007
3.45%, 03/01/2032		280	271
ITV plc, (United Kingdom), Reg. S, 1.38%, 09/26/2026	EUR	900	968
Paramount Global, 4.85%, 07/01/2042		2,080	2,117
Pearson Funding plc, (United Kingdom), Reg. S, 3.75%, 06/04/2030	GBP	475	632
TDF Infrastructure SASU, (France), Reg. S, 1.75%, 12/01/2029	EUR	3,400	3,432
Thomson Reuters Corp., (Canada), 4.30%, 11/23/2023		120	122
Time Warner Cable LLC,
4.50%, 09/15/2042		100	93
5.50%, 09/01/2041		800	831
Vivendi SE, (France), Reg. S, 1.13%, 12/11/2028	EUR	600	643
Wolters Kluwer NV, (Netherlands),
Reg. S, 0.25%, 03/30/2028	EUR	1,300	1,332
Reg. S, 0.75%, 07/03/2030	EUR	775	789
Reg. S, 1.50%, 03/22/2027	EUR	2,275	2,530

			33,248

Telecommunications — 0.6%
America Movil SAB de CV, (Mexico),
2.13%, 03/10/2028	EUR	1,000	1,122
5.00%, 10/27/2026	GBP	100	144
Series B, Reg. S, (EUR Swap Rate 5 Year + 4.55%), 6.38%, 09/06/2073 (aa)	EUR	1,500	1,761
AT&T, Inc.,
1.70%, 03/25/2026		330	312
1.80%, 09/05/2026	EUR	1,150	1,302
1.80%, 09/14/2039	EUR	1,200	1,218
2.05%, 05/19/2032	EUR	100	113
2.45%, 03/15/2035	EUR	425	480
3.30%, 02/01/2052		25	21
3.50%, 06/01/2041		1,700	1,567
3.50%, 02/01/2061		45	38
3.55%, 09/15/2055		75	66
3.65%, 06/01/2051		1,800	1,635
3.80%, 12/01/2057		82	75
3.85%, 06/01/2060		20	18
4.25%, 06/01/2043	GBP	200	287
4.30%, 12/15/2042		100	101
4.45%, 04/01/2024		47	48
4.50%, 03/09/2048		15	16
4.75%, 05/15/2046		20	22
4.80%, 06/15/2044		20	21
4.85%, 03/01/2039		170	185

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Telecommunications — continued
5.25%, 03/01/2037		60	68
5.35%, 09/01/2040		10	12
Reg. S, 5.50%, 03/15/2027	GBP	450	667
6.30%, 01/15/2038		5	6
7.00%, 04/30/2040	GBP	400	759
Bell Telephone Co. of Canada or Bell Canada (The), (Canada),
3.65%, 08/15/2052		35	33
Series US-3, 0.75%, 03/17/2024		45	44
CK Hutchison Group Telecom Finance SA, (Luxembourg), Reg. S, 0.38%, 10/17/2023	EUR	1,300	1,430
Elisa OYJ, (Finland), Reg. S, 0.88%, 03/17/2024	EUR	100	111
Emirates Telecommunications Group Co. PJSC, (United Arab Emirates), Reg. S, 0.88%, 05/17/2033	EUR	300	302
Global Switch Holdings Ltd., (British Virgin Islands), Reg. S, 1.50%, 01/31/2024	EUR	450	496
Juniper Networks, Inc., 2.00%, 12/10/2030		160	138
Level 3 Financing, Inc., 3.40%, 03/01/2027 (e)		1,780	1,678
Motorola Solutions, Inc.,
2.30%, 11/15/2030		47	41
2.75%, 05/24/2031		390	353
4.00%, 09/01/2024		65	66
4.60%, 05/23/2029		40	42
5.50%, 09/01/2044		40	44
Orange SA, (France), Reg. S, 3.25%, 01/15/2032	GBP	1,100	1,498
OTE plc, (United Kingdom), Reg. S, 0.88%, 09/24/2026	EUR	100	108
Proximus SADP, (Belgium), Reg. S, 2.38%, 04/04/2024	EUR	100	114
Rogers Communications, Inc., (Canada),
3.20%, 03/15/2027 (e)		57	56
3.80%, 03/15/2032 (e)		68	67
4.50%, 03/15/2042 (e)		51	52
4.55%, 03/15/2052 (e)		32	32
Sprint Corp., 7.63%, 02/15/2025		2,800	3,052
Tele2 AB, (Sweden), Reg. S, 2.13%, 05/15/2028	EUR	2,400	2,685
Telefonaktiebolaget LM Ericsson, (Sweden), Reg. S, 1.88%, 03/01/2024	EUR	1,000	1,108
Telenor ASA, (Norway), Reg. S, 0.25%, 02/14/2028	EUR	700	723
Telia Co. AB, (Sweden), Reg. S, 2.13%, 02/20/2034	EUR	700	780
Telstra Corp. Ltd., (Australia), Reg. S, 1.00%, 04/23/2030	EUR	1,800	1,924
T-Mobile USA, Inc.,
1.50%, 02/15/2026		10	9
3.00%, 02/15/2041		50	42
3.50%, 04/15/2025		2,525	2,545
3.88%, 04/15/2030		3,420	3,434
Verizon Communications, Inc.,
0.88%, 04/02/2025	EUR	750	828
0.88%, 04/08/2027	EUR	475	516
1.50%, 09/19/2039	EUR	700	695
1.68%, 10/30/2030		78	68
1.88%, 11/03/2038	GBP	200	218
2.10%, 03/22/2028		50	47
2.36%, 03/15/2032 (e)		54	49
2.50%, 04/08/2031	GBP	1,000	1,269

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Telecommunications — continued
2.55%, 03/21/2031		650	603
2.65%, 11/20/2040		1,070	911
2.88%, 11/20/2050		20	17
3.00%, 11/20/2060		60	49
3.25%, 02/17/2026	EUR	200	240
3.70%, 03/22/2061		350	324
4.07%, 06/18/2024	GBP	100	137
4.13%, 08/15/2046		80	82
4.27%, 01/15/2036		25	26
4.40%, 11/01/2034		20	21
4.86%, 08/21/2046		75	86

			41,257

Total Communications			84,370

Consumer Cyclical — 1.1%
Airlines — 0.1%
easyJet FinCo. BV, (Netherlands), Reg. S, 1.88%, 03/03/2028	EUR	1,200	1,250
Southwest Airlines Co.,
5.13%, 06/15/2027		1,150	1,231
5.25%, 05/04/2025		1,600	1,682
United Airlines, Inc.,
4.38%, 04/15/2026 (e)		525	517
4.63%, 04/15/2029 (e)		360	342

			5,022

Apparel — 0.0% (g)
Burberry Group plc, (United Kingdom), Reg. S, 1.13%, 09/21/2025	GBP	425	529
LVMH Moet Hennessy Louis Vuitton SE, (France),
Reg. S, 0.13%, 02/11/2028	EUR	800	833
Reg. S, 0.75%, 04/07/2025	EUR	300	331
NIKE, Inc.,
3.25%, 03/27/2040		51	50
3.38%, 03/27/2050		70	69
Tapestry, Inc., 4.13%, 07/15/2027		2,032	2,056
VF Corp., 2.40%, 04/23/2025		25	25

			3,893

Auto Manufacturers — 0.6%
American Honda Finance Corp.,
0.75%, 11/25/2026	GBP	4,800	5,846
1.50%, 10/19/2027	GBP	2,300	2,862
BMW US Capital LLC, 3.90%, 04/09/2025 (e)		1,100	1,123
Cummins, Inc., 2.60%, 09/01/2050		60	48
Dongfeng Motor Hong Kong International Co. Ltd., (Hong Kong), Reg. S, 0.43%, 10/19/2024	EUR	300	323
Ford Motor Co., 3.25%, 02/12/2032		700	624
Ford Motor Credit Co. LLC,
4.00%, 11/13/2030		545	514
4.95%, 05/28/2027		3,065	3,120

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Auto Manufacturers — continued
General Motors Co.,
5.20%, 04/01/2045		425	430
6.25%, 10/02/2043		295	336
6.60%, 04/01/2036		520	604
General Motors Financial Co., Inc.,
Reg. S, 1.69%, 03/26/2025	EUR	775	859
1.70%, 08/18/2023		70	69
Reg. S, 2.25%, 09/06/2024	GBP	700	908
Reg. S, 2.35%, 09/03/2025	GBP	1,225	1,574
2.35%, 02/26/2027		110	103
2.70%, 08/20/2027		1,450	1,367
2.70%, 06/10/2031		585	515
2.75%, 06/20/2025		180	175
2.90%, 02/26/2025		45	44
3.45%, 04/10/2022		60	60
Harley-Davidson Financial Services, Inc., Reg. S, 3.88%, 05/19/2023	EUR	425	487
Mercedes-Benz Group AG, (Germany),
Reg. S, 1.13%, 11/06/2031	EUR	15	16
Reg. S, 2.13%, 07/03/2037	EUR	775	870
Mercedes-Benz International Finance BV, (Netherlands),
Reg. S, 0.63%, 02/27/2023	EUR	425	473
Reg. S, 1.63%, 08/22/2023	EUR	20	23
Reg. S, 2.63%, 04/07/2025	EUR	1,760	2,038
Nissan Motor Acceptance Co. LLC, 1.13%, 09/16/2024 (e)		1,600	1,498
Nissan Motor Co. Ltd., (Japan), 3.52%, 09/17/2025 (e)		3,000	2,944
PACCAR Financial Europe BV, (Netherlands), Reg. S, 0.00%, 03/03/2023	EUR	500	553
Stellantis Finance US, Inc., 2.69%, 09/15/2031 (e)		460	404
Toyota Motor Credit Corp., 0.80%, 01/09/2026		200	184
Volkswagen Bank GmbH, (Germany),
Reg. S, 0.75%, 06/15/2023	EUR	300	333
Reg. S, 1.25%, 06/10/2024	EUR	1,500	1,666
Volkswagen Financial Services AG, (Germany),
Reg. S, 1.38%, 10/16/2023	EUR	900	1,006
Reg. S, 2.25%, 10/16/2026	EUR	10	11
Reg. S, 2.50%, 04/06/2023	EUR	915	1,034
Reg. S, 3.00%, 04/06/2025	EUR	20	23
Reg. S, 3.38%, 04/06/2028	EUR	1,450	1,714
Volkswagen Financial Services NV, (Netherlands), Reg. S, 1.13%, 07/05/2026	GBP	1,000	1,218
Volkswagen International Finance NV, (Netherlands),
Reg. S, 0.05%, 06/10/2024	EUR	400	432
Reg. S, (EUR Swap Rate 5 Year + 3.75%), 3.50%, 06/17/2025 (x) (aa)	EUR	1,000	1,113
Reg. S, (EUR Swap Rate 9 Year + 3.96%), 3.88%, 06/17/2029 (x) (aa)	EUR	2,000	2,177
Reg. S, (EUR Swap Rate 12 Year + 2.97%), 4.63%, 03/24/2026 (x) (aa)	EUR	210	243

			41,964

Auto Parts & Equipment — 0.1%
Aptiv plc, (Jersey), 1.50%, 03/10/2025	EUR	425	471
Autoliv, Inc., Reg. S, 0.75%, 06/26/2023	EUR	700	776

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Auto Parts & Equipment — continued
Cie Generale des Etablissements Michelin SCA, (France), Reg. S, 0.63%, 11/02/2040	EUR	300	261
Magna International, Inc., (Canada),
1.90%, 11/24/2023	EUR	1,125	1,269
2.45%, 06/15/2030		1,000	921
4.15%, 10/01/2025		2,000	2,056

			5,754

Distribution/Wholesale — 0.0% (g)
Bunzl Finance plc, (United Kingdom), Reg. S, 1.50%, 10/30/2030	GBP	550	648
IMCD NV, (Netherlands), Reg. S, 2.13%, 03/31/2027	EUR	1,100	1,217

			1,865

Entertainment — 0.0% (g)
Magallanes, Inc.,
4.28%, 03/15/2032 (e)		745	748
5.05%, 03/15/2042 (e)		705	721
5.14%, 03/15/2052 (e)		780	798
5.39%, 03/15/2062 (e)		345	356

			2,623

Home Builders — 0.0% (g)
Berkeley Group plc (The), (United Kingdom), Reg. S, 2.50%, 08/11/2031	GBP	172	199
NVR, Inc., 3.00%, 05/15/2030		299	279

			478

Home Furnishings — 0.0% (g)
Whirlpool Finance Luxembourg Sarl, (Luxembourg),
1.10%, 11/09/2027	EUR	225	238
1.25%, 11/02/2026	EUR	200	217

			455

Housewares — 0.1%
Newell Brands, Inc.,
4.45%, 04/01/2026		650	653
4.88%, 06/01/2025		2,710	2,797

			3,450

Lodging — 0.0% (g)
Choice Hotels International, Inc.,
3.70%, 12/01/2029		85	83
3.70%, 01/15/2031		190	185
InterContinental Hotels Group plc, (United Kingdom),
Reg. S, 3.38%, 10/08/2028	GBP	450	587
Reg. S, 3.75%, 08/14/2025	GBP	100	134
Marriott International, Inc., Series HH, 2.85%, 04/15/2031		550	502
Whitbread Group plc, (United Kingdom), Reg. S, 2.38%, 05/31/2027	GBP	1,500	1,865

			3,356

Retail — 0.2%
AutoNation, Inc., 4.75%, 06/01/2030		1,300	1,355
AutoZone, Inc., 1.65%, 01/15/2031		2,595	2,212

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Retail — continued
Costco Wholesale Corp., 1.75%, 04/20/2032		87	77
Dollar General Corp., 4.15%, 11/01/2025		10	10
Genuine Parts Co., 1.88%, 11/01/2030		270	234
Home Depot, Inc. (The),
2.50%, 04/15/2027		100	98
3.50%, 09/15/2056		75	73
4.20%, 04/01/2043		800	859
5.88%, 12/16/2036		90	114
Lowe’s Cos., Inc.,
3.35%, 04/01/2027		40	40
3.50%, 04/01/2051		105	97
4.45%, 04/01/2062		25	26
McDonald’s Corp.,
Reg. S, 2.38%, 11/27/2024	EUR	800	933
3.38%, 05/26/2025		50	51
6.30%, 03/01/2038		50	63
Next Group plc, (United Kingdom),
Reg. S, 3.00%, 08/26/2025	GBP	225	300
Reg. S, 3.63%, 05/18/2028	GBP	1,075	1,441
Reg. S, 4.38%, 10/02/2026	GBP	300	417
Walmart, Inc.,
2.55%, 04/08/2026	EUR	2,550	2,982
2.65%, 09/22/2051		75	67
Reg. S, 5.25%, 09/28/2035	GBP	550	938

			12,387

Total Consumer Cyclical			81,247

Consumer Non-cyclical — 2.9%
Agriculture — 0.5%
Altria Group, Inc.,
2.20%, 06/15/2027	EUR	1,800	1,988
3.40%, 02/04/2041		65	53
3.70%, 02/04/2051		120	97
3.88%, 09/16/2046		40	34
4.00%, 02/04/2061		110	92
5.38%, 01/31/2044		65	67
5.95%, 02/14/2049		10	11
6.20%, 02/14/2059		58	65
BAT Capital Corp.,
Reg. S, 1.13%, 11/16/2023	EUR	100	110
2.26%, 03/25/2028		100	90
2.73%, 03/25/2031		60	53
2.79%, 09/06/2024		85	84
3.22%, 08/15/2024		100	100
3.56%, 08/15/2027		2,450	2,388
3.73%, 09/25/2040		45	37
3.98%, 09/25/2050		45	37
4.54%, 08/15/2047		50	45

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Agriculture — continued
4.74%, 03/16/2032		150	151
4.76%, 09/06/2049		85	78
BAT International Finance plc, (United Kingdom),
Reg. S, 2.25%, 01/16/2030	EUR	4,900	4,991
Reg. S, 2.38%, 01/19/2023	EUR	3,800	4,273
Reg. S, 7.25%, 03/12/2024	GBP	235	333
Bunge Finance Europe BV, (Netherlands), 1.85%, 06/16/2023	EUR	300	335
Bunge Ltd. Finance Corp.,
2.75%, 05/14/2031		235	216
3.75%, 09/25/2027		30	30
Cargill, Inc., 2.13%, 04/23/2030 (e)		1,500	1,371
Imperial Brands Finance plc, (United Kingdom),
Reg. S, 2.13%, 02/12/2027	EUR	1,500	1,633
Reg. S, 3.38%, 02/26/2026	EUR	2,661	3,092
JT International Financial Services BV, (Netherlands),
Reg. S, 1.00%, 11/26/2029	EUR	1,000	1,019
Reg. S, 1.13%, 09/28/2025	EUR	1,100	1,204
Reg. S, 2.75%, 09/28/2033	GBP	975	1,220
Philip Morris International, Inc.,
0.63%, 11/08/2024	EUR	1,400	1,526
0.88%, 05/01/2026		1,715	1,567
1.50%, 05/01/2025		34	32
2.88%, 03/03/2026	EUR	2,200	2,557
2.88%, 05/14/2029	EUR	1,250	1,435
4.25%, 11/10/2044		245	237
4.88%, 11/15/2043		105	110
6.38%, 05/16/2038		175	215
STG Global Finance BV, (Netherlands), Reg. S, 1.38%, 09/24/2025	EUR	1,025	1,109
Viterra Finance BV, (Netherlands),
Reg. S, 0.38%, 09/24/2025	EUR	1,000	1,041
Reg. S, 1.00%, 09/24/2028	EUR	2,050	2,014

			37,140

Beverages — 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.,
4.70%, 02/01/2036		1,700	1,844
4.90%, 02/01/2046		1,600	1,779
Anheuser-Busch InBev SA, (Belgium),
Reg. S, 2.75%, 03/17/2036	EUR	10	12
Reg. S, 3.70%, 04/02/2040	EUR	800	1,063
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 01/23/2049		50	61
CCEP Finance Ireland DAC, (Ireland), Reg. S, 0.50%, 09/06/2029	EUR	1,000	1,016
Coca-Cola Co. (The),
0.13%, 03/09/2029	EUR	3,500	3,566
0.13%, 03/15/2029	EUR	1,700	1,732
0.50%, 03/09/2033	EUR	500	495
1.00%, 03/09/2041	EUR	400	384
3.00%, 03/05/2051		230	212
Coca-Cola Europacific Partners plc, (United Kingdom), Reg. S, 2.38%, 05/07/2025	EUR	2,000	2,322

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Beverages — continued
Coca-Cola Femsa SAB de CV, (Mexico), 2.75%, 01/22/2030		300	287
Coca-Cola HBC Finance BV, (Netherlands), Reg. S, 1.63%, 05/14/2031	EUR	1,000	1,023
Constellation Brands, Inc.,
2.25%, 08/01/2031		50	44
3.70%, 12/06/2026		25	25
Diageo Capital BV, (Netherlands), Reg. S, 0.13%, 09/28/2028	EUR	4,000	4,102
Diageo Capital plc, (United Kingdom), 3.88%, 04/29/2043		10	10
Diageo Finance plc, (United Kingdom),
Reg. S, 1.88%, 03/27/2027	EUR	1,000	1,144
Reg. S, 2.50%, 03/27/2032	EUR	600	711
Diageo Investment Corp., 4.25%, 05/11/2042		20	21
Greene King Finance plc, (United Kingdom), Series A2, 5.32%, 09/15/2031	GBP	30	43
Keurig Dr Pepper, Inc., 4.06%, 05/25/2023		26	26
PepsiCo., Inc.,
0.40%, 10/09/2032	EUR	1,200	1,172
0.75%, 10/14/2033	EUR	2,950	2,957
3.45%, 10/06/2046		15	15
Pernod Ricard SA, (France),
Reg. S, 0.13%, 10/04/2029	EUR	2,000	1,993
Reg. S, 1.13%, 04/07/2025	EUR	1,600	1,778

			29,837

Biotechnology — 0.0% (g)
Amgen, Inc.,
1.90%, 02/21/2025		100	98
3.63%, 05/22/2024		60	61
Regeneron Pharmaceuticals, Inc.,
1.75%, 09/15/2030		300	260
2.80%, 09/15/2050		55	44

			463

Commercial Services — 0.4%
Abertis Infraestructuras SA, (Spain), Reg. S, 3.38%, 11/27/2026	GBP	400	533
ALD SA, (France), Reg. S, 1.25%, 10/11/2022	EUR	2,500	2,786
Amadeus IT Group SA, (Spain), Reg. S, 0.88%, 09/18/2023	EUR	2,000	2,225
American University (The), Series 2019, 3.67%, 04/01/2049		30	29
Automatic Data Processing, Inc.,
1.25%, 09/01/2030		1,500	1,300
1.70%, 05/15/2028		90	84
Block Financial LLC, 2.50%, 07/15/2028		58	53
California Institute of Technology, 4.70%, 11/01/2111		25	27
Central Nippon Expressway Co. Ltd., (Japan),
Reg. S, 0.89%, 09/29/2025		600	557
Reg. S, 1.87%, 09/26/2024	AUD	1,000	722
Channel Link Enterprises Finance plc, (United Kingdom), Series A8, Reg. S, (ICE LIBOR EUR 6 Month + 5.90%), 2.71%, 06/30/2050 (aa)	EUR	100	107
Cintas Corp. No. 2, 3.70%, 04/01/2027		30	31
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114		1,000	1,132
Duke University, Series 2020, 2.68%, 10/01/2044		20	18
East Nippon Expressway Co. Ltd., (Japan), Series 66, 0.10%, 12/18/2026	JPY	100,000	820

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Commercial Services — continued
Equifax, Inc.,
2.35%, 09/15/2031		850	760
2.60%, 12/15/2025		110	107
3.10%, 05/15/2030		1,830	1,746
ERAC USA Finance LLC,
2.70%, 11/01/2023 (e)		3,200	3,198
3.85%, 11/15/2024 (e)		160	163
4.50%, 02/15/2045 (e)		400	410
7.00%, 10/15/2037 (e)		800	1,045
Euronet Worldwide, Inc., 1.38%, 05/22/2026	EUR	1,025	1,070
Experian Finance plc, (United Kingdom),
Reg. S, 0.74%, 10/29/2025	GBP	300	373
Reg. S, 1.38%, 06/25/2026	EUR	1,125	1,256
Reg. S, 3.25%, 04/07/2032	GBP	225	304
George Washington University (The), Series 2014, 4.30%, 09/15/2044		30	32
Global Payments, Inc., 1.20%, 03/01/2026		40	37
Holding d’Infrastructures de Transport SASU, (France),
Reg. S, 0.63%, 09/14/2028	EUR	300	305
Reg. S, 2.50%, 05/04/2027	EUR	1,600	1,831
Johns Hopkins University, Series A, 2.81%, 01/01/2060		600	500
Massachusetts Institute of Technology,
3.89%, 07/01/2116		663	645
4.68%, 07/01/2114		500	573
Series F, 2.99%, 07/01/2050		20	18
Moody’s Corp.,
1.75%, 03/09/2027	EUR	1,125	1,263
2.55%, 08/18/2060		20	15
Northwestern University, Series 2020, 2.64%, 12/01/2050		10	8
PayPal Holdings, Inc.,
2.65%, 10/01/2026		90	89
3.25%, 06/01/2050		35	32
President and Fellows of Harvard College, 2.52%, 10/15/2050		10	9
Quanta Services, Inc.,
0.95%, 10/01/2024		80	76
2.35%, 01/15/2032		70	61
2.90%, 10/01/2030		200	185
3.05%, 10/01/2041		180	148
RELX Finance BV, (Netherlands), Reg. S, 0.00%, 03/18/2024	EUR	100	109
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/2050		5	4
S&P Global, Inc.,
1.25%, 08/15/2030		2,100	1,810
2.30%, 08/15/2060		331	249
Transurban Finance Co. Pty Ltd., (Australia),
Reg. S, 1.75%, 03/29/2028	EUR	1,000	1,102
Reg. S, 3.00%, 04/08/2030	EUR	100	118
Trustees of Princeton University (The), Series 2020, 2.52%, 07/01/2050		20	17
United Rentals North America, Inc., 3.88%, 11/15/2027		84	83

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Commercial Services — continued
University of Southern California,
2.81%, 10/01/2050		20	18
Series 21A, 2.95%, 10/01/2051		10	9
Verisk Analytics, Inc., 5.50%, 06/15/2045		43	50
Washington University (The),
4.35%, 04/15/2122 (w) (bb)		255	255
Series 2022, 3.52%, 04/15/2054 (w) (bb)		900	900
Wellcome Trust Ltd. (The), (United Kingdom),
Reg. S, 1.50%, 07/14/2071	GBP	500	495
Reg. S, 2.52%, 02/07/2118	GBP	200	251
West Nippon Expressway Co. Ltd., (Japan), Series 29, 0.31%, 02/12/2026	JPY	200,000	1,656

			33,809

Cosmetics/Personal Care — 0.2%
Estee Lauder Cos., Inc. (The),
2.60%, 04/15/2030		60	58
3.13%, 12/01/2049		20	18
GSK Consumer Healthcare Capital NL BV, (Netherlands), Reg. S, 2.13%, 03/29/2034	EUR	900	1,009
GSK Consumer Healthcare Capital UK plc, (United Kingdom), Reg. S, 2.88%, 10/29/2028	GBP	425	564
Procter & Gamble Co. (The),
0.35%, 05/05/2030	EUR	2,800	2,912
0.63%, 10/30/2024	EUR	1,450	1,609
1.20%, 10/30/2028	EUR	1,000	1,123
1.20%, 10/29/2030		30	26
1.88%, 10/30/2038	EUR	1,125	1,286
3.60%, 03/25/2050		80	86
4.88%, 05/11/2027	EUR	425	562
Unilever Finance Netherlands BV, (Netherlands),
Reg. S, 0.50%, 08/12/2023	EUR	1,400	1,557
Reg. S, 0.75%, 02/28/2026	EUR	1,275	1,400
Reg. S, 1.13%, 02/12/2027	EUR	425	471

			12,681

Food — 0.2%
Campbell Soup Co., 3.95%, 03/15/2025		80	82
Flowers Foods, Inc., 2.40%, 03/15/2031		5	4
General Mills, Inc.,
3.00%, 02/01/2051		30	26
3.65%, 02/15/2024		60	61
Hershey Co. (The), 2.65%, 06/01/2050		10	8
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., (Multinational), 3.00%, 05/15/2032 (e)		575	513
6.50%, 04/15/2029 (e)		3,000	3,175
Kerry Group Financial Services Unltd Co., (Ireland), Reg. S, 2.38%, 09/10/2025	EUR	1,400	1,609
Kraft Heinz Foods Co.,
3.88%, 05/15/2027		310	315
4.38%, 06/01/2046		15	15
4.88%, 10/01/2049		14	15
Kroger Co. (The), 3.95%, 01/15/2050		5	5
Mars, Inc., 2.38%, 07/16/2040 (e)		1,200	1,004

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Food — continued
McCormick & Co., Inc.,
0.90%, 02/15/2026		100	92
3.15%, 08/15/2024		150	150
4.20%, 08/15/2047		5	5
Mondelez International Holdings Netherlands BV, (Netherlands), Reg. S, 0.38%, 09/22/2029	EUR	100	102
Mondelez International, Inc.,
1.50%, 02/04/2031		1,000	853
1.88%, 10/15/2032		300	259
Tesco Corporate Treasury Services plc, (United Kingdom),
Reg. S, 0.88%, 05/29/2026	EUR	1,500	1,607
Reg. S, 1.38%, 10/24/2023	EUR	100	112
Reg. S, 1.88%, 11/02/2028	GBP	700	859
Reg. S, 2.75%, 04/27/2030	GBP	425	540

			11,411

Healthcare - Products — 0.4%
Abbott Ireland Financing DAC, (Ireland),
Reg. S, 0.10%, 11/19/2024	EUR	700	761
Reg. S, 0.38%, 11/19/2027	EUR	1,950	2,060
Abbott Laboratories, 4.90%, 11/30/2046		115	140
American Medical Systems Europe BV, (Netherlands),
0.75%, 03/08/2025	EUR	700	765
1.88%, 03/08/2034	EUR	2,800	3,016
Becton Dickinson Euro Finance Sarl, (Luxembourg),
1.21%, 06/04/2026	EUR	425	466
1.34%, 08/13/2041	EUR	2,000	1,813
Boston Scientific Corp.,
0.63%, 12/01/2027	EUR	800	833
3.45%, 03/01/2024		44	44
Danaher Corp., 2.50%, 03/30/2030	EUR	525	620
DH Europe Finance II Sarl, (Luxembourg),
0.20%, 03/18/2026	EUR	3,775	4,014
1.35%, 09/18/2039	EUR	700	693
1.80%, 09/18/2049	EUR	700	718
3.40%, 11/15/2049		30	28
Edwards Lifesciences Corp., 4.30%, 06/15/2028		135	141
Koninklijke Philips NV, (Netherlands), Reg. S, 1.38%, 05/02/2028	EUR	500	547
Medtronic Global Holdings SCA, (Luxembourg),
0.00%, 03/15/2023	EUR	325	360
0.38%, 03/07/2023	EUR	100	111
0.38%, 10/15/2028	EUR	500	519
1.38%, 10/15/2040	EUR	825	809
1.63%, 10/15/2050	EUR	900	860
1.75%, 07/02/2049	EUR	900	893
Molnlycke Holding AB, (Sweden), Reg. S, 1.88%, 02/28/2025	EUR	1,000	1,120
PerkinElmer, Inc.,
1.90%, 09/15/2028		135	122
2.25%, 09/15/2031		125	111
Stryker Corp., 1.00%, 12/03/2031	EUR	1,300	1,315

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Healthcare - Products — continued
Thermo Fisher Scientific Finance I BV, (Netherlands), 2.00%, 10/18/2051	EUR	1,365	1,369
Thermo Fisher Scientific, Inc.,
1.22%, 10/18/2024		80	77
1.88%, 10/01/2049	EUR	900	892
4.10%, 08/15/2047		10	11
Werfenlife SA, (Spain), Reg. S, 0.50%, 10/28/2026	EUR	600	628

			25,856

Healthcare - Services — 0.4%
Advocate Health & Hospitals Corp., 3.39%, 10/15/2049		35	33
Aetna, Inc., 2.80%, 06/15/2023		30	30
AHS Hospital Corp., Series 2021, 2.78%, 07/01/2051		755	641
Allina Health System, Series 2019, 3.89%, 04/15/2049		40	40
Anthem, Inc.,
3.35%, 12/01/2024		100	101
4.10%, 03/01/2028		2,900	3,013
Ascension Health, 3.95%, 11/15/2046		70	73
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/2051		7	6
City of Hope, Series 2013, 5.62%, 11/15/2043		35	42
CommonSpirit Health, 3.91%, 10/01/2050		18	17
Eurofins Scientific SE, (Luxembourg), Reg. S, 2.13%, 07/25/2024	EUR	396	447
Hackensack Meridian Health, Inc.,
Series 2020, 2.68%, 09/01/2041		1,335	1,143
Series 2020, 2.88%, 09/01/2050		35	29
HCA, Inc.,
3.13%, 03/15/2027 (e)		2,560	2,505
3.50%, 07/15/2051		105	91
5.00%, 03/15/2024		1,383	1,435
5.13%, 06/15/2039		700	756
5.25%, 06/15/2049		140	153
5.50%, 06/15/2047		277	312
Health Care Service Corp. A Mutual Legal Reserve Co., 2.20%, 06/01/2030 (e)		1,400	1,272
Humana, Inc.,
2.90%, 12/15/2022		50	50
3.85%, 10/01/2024		50	51
Kaiser Foundation Hospitals, 4.15%, 05/01/2047		1,200	1,282
Laboratory Corp. of America Holdings,
1.55%, 06/01/2026		200	187
4.70%, 02/01/2045		145	153
Mayo Clinic,
3.77%, 11/15/2043		30	30
Series 2013, 4.00%, 11/15/2047		25	26
Series 2021, 3.20%, 11/15/2061		440	395
Memorial Health Services, 3.45%, 11/01/2049		10	9
Memorial Sloan-Kettering Cancer Center, 4.13%, 07/01/2052		50	53
Methodist Hospital (The), Series 20A, 2.71%, 12/01/2050		1,500	1,245
MidMichigan Health, Series 2020, 3.41%, 06/01/2050		1,498	1,314
MultiCare Health System, 2.80%, 08/15/2050		1,000	826

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Healthcare - Services — continued
New York and Presbyterian Hospital (The),
2.26%, 08/01/2040		1,090	864
4.02%, 08/01/2045		20	21
Northwell Healthcare, Inc., 4.26%, 11/01/2047		25	25
OhioHealth Corp.,
2.30%, 11/15/2031		830	760
2.83%, 11/15/2041		370	323
Series 2020, 3.04%, 11/15/2050		535	477
PeaceHealth Obligated Group,
Series 2020, 1.38%, 11/15/2025		700	661
Series 2020, 3.22%, 11/15/2050		849	753
Piedmont Healthcare, Inc.,
2.86%, 01/01/2052		3	2
Series 2032, 2.04%, 01/01/2032		470	413
Series 2042, 2.72%, 01/01/2042		453	378
Providence St. Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/2051		15	12
Sentara Healthcare, Series 2021, 2.93%, 11/01/2051		2,365	2,046
Texas Health Resources, 2.33%, 11/15/2050		750	569
Trinity Health Corp., Series 2021, 2.63%, 12/01/2040		233	193
UnitedHealth Group, Inc.,
2.00%, 05/15/2030		160	148
3.13%, 05/15/2060		140	124
3.70%, 08/15/2049		1,100	1,116
3.75%, 07/15/2025		20	21
3.88%, 08/15/2059		50	51
4.25%, 03/15/2043		120	130

			26,847

Household Products/Wares — 0.0% (g)
Avery Dennison Corp.,
1.25%, 03/03/2025	EUR	1,226	1,348
2.25%, 02/15/2032		35	31
2.65%, 04/30/2030		104	96
Clorox Co. (The), 1.80%, 05/15/2030		10	9
Kimberly-Clark Corp., 2.88%, 02/07/2050		45	40
Reckitt Benckiser Treasury Services plc, (United Kingdom), Reg. S, 1.75%, 05/19/2032	GBP	1,675	2,056

			3,580

Pharmaceuticals — 0.4%
AbbVie, Inc.,
2.60%, 11/21/2024		490	487
3.20%, 11/21/2029		4,960	4,898
4.05%, 11/21/2039		50	51
4.25%, 11/21/2049		1,000	1,038
AmerisourceBergen Corp.,
3.25%, 03/01/2025		40	40
3.45%, 12/15/2027		5	5
4.30%, 12/15/2047		25	25
Bayer AG, (Germany), Reg. S, 0.38%, 01/12/2029	EUR	1,000	1,000
Bayer Capital Corp. BV, (Netherlands), Reg. S, 2.13%, 12/15/2029	EUR	300	333

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pharmaceuticals — continued
Bristol-Myers Squibb Co.,
2.35%, 11/13/2040		75	63
2.55%, 11/13/2050		110	91
3.40%, 07/26/2029		1,033	1,053
4.55%, 02/20/2048		8	9
Cardinal Health, Inc., 3.08%, 06/15/2024		10	10
Cigna Corp.,
2.40%, 03/15/2030		75	69
3.40%, 03/01/2027		2,800	2,829
4.90%, 12/15/2048		800	896
CVS Health Corp.,
1.30%, 08/21/2027		40	36
2.63%, 08/15/2024		60	60
4.30%, 03/25/2028		329	345
4.78%, 03/25/2038		50	55
5.05%, 03/25/2048		1,280	1,452
Eli Lilly & Co.,
0.63%, 11/01/2031	EUR	2,500	2,568
1.38%, 09/14/2061	EUR	675	578
GlaxoSmithKline Capital plc, (United Kingdom),
5.25%, 12/19/2033	GBP	640	1,064
Reg. S, 5.25%, 04/10/2042	GBP	50	90
Johnson & Johnson,
2.10%, 09/01/2040		10	8
2.45%, 09/01/2060		25	20
3.40%, 01/15/2038		50	51
3.55%, 03/01/2036		15	16
McKesson Corp.,
0.90%, 12/03/2025		70	64
3.13%, 02/17/2029	GBP	925	1,218
Merck & Co., Inc.,
1.88%, 10/15/2026	EUR	1,000	1,143
2.35%, 06/24/2040		50	43
2.75%, 12/10/2051		20	18
3.70%, 02/10/2045		60	61
4.00%, 03/07/2049		40	43
Merck Financial Services GmbH, (Germany), Reg. S, 0.01%, 12/15/2023	EUR	600	661
Merck KGaA, (Germany),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.00%), 1.63%, 09/09/2080 (aa)	EUR	800	863
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.94%), 2.88%, 06/25/2079 (aa)	EUR	400	441
Mylan, Inc., 5.20%, 04/15/2048		30	29
Novartis Capital Corp., 2.75%, 08/14/2050		41	37
Roche Finance Europe BV, (Netherlands),
Reg. S, 0.50%, 02/27/2023	EUR	200	223
Reg. S, 0.88%, 02/25/2025	EUR	1,600	1,787
Sanofi, (France),
Reg. S, 2.50%, 11/14/2023	EUR	600	685
Series 20FX, Reg. S, 1.88%, 03/21/2038	EUR	400	460
Takeda Pharmaceutical Co. Ltd., (Japan), Reg. S, 3.00%, 11/21/2030	EUR	1,000	1,203
Upjohn Finance BV, (Netherlands), Reg. S, 1.91%, 06/23/2032	EUR	1,400	1,392
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026		30	30

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pharmaceuticals — continued
Viatris, Inc.,
3.85%, 06/22/2040		2,200	1,901
4.00%, 06/22/2050		50	42
Zoetis, Inc.,
3.90%, 08/20/2028		40	41
4.70%, 02/01/2043		130	145

			31,770

Total Consumer Non-cyclical			213,394

Energy — 1.1%
Energy - Alternate Sources — 0.0% (g)
ERG SpA, (Italy), Reg. S, 0.88%, 09/15/2031	EUR	700	676

Oil & Gas — 0.6%
Aker BP ASA, (Norway), 2.88%, 01/15/2026 (e)		1,400	1,363
BP Capital Markets plc, (United Kingdom),
Reg. S, 1.53%, 09/26/2022	EUR	175	195
Reg. S, 1.64%, 06/26/2029	EUR	1,000	1,104
Reg. S, (EUR Swap Rate 5 Year + 4.12%), 3.63%, 03/22/2029 (x) (aa)	EUR	1,300	1,417
Reg. S, (UK Gilts 5 Year + 4.17%), 4.25%, 03/22/2027 (x) (aa)	GBP	500	649
Canadian Natural Resources Ltd., (Canada),
2.95%, 01/15/2023		10	10
3.85%, 06/01/2027		10	10
4.95%, 06/01/2047		10	11
6.25%, 03/15/2038		122	146
6.50%, 02/15/2037		55	66
Cenovus Energy, Inc., (Canada), 4.40%, 04/15/2029		4,890	5,081
Cepsa Finance SA, (Spain), Reg. S, 2.25%, 02/13/2026	EUR	100	112
Chevron Corp., 2.24%, 05/11/2030		80	76
Chevron USA, Inc., 1.02%, 08/12/2027 (jj)		3,000	2,729
CNOOC Petroleum North America ULC, (Canada), 6.40%, 05/15/2037		40	47
ConocoPhillips,
4.88%, 10/01/2047 (e)		40	46
5.90%, 10/15/2032		140	169
5.90%, 05/15/2038		25	31
ConocoPhillips Co., 3.80%, 03/15/2052		40	41
Continental Resources, Inc., 4.38%, 01/15/2028		30	30
Devon Energy Corp.,
5.00%, 06/15/2045		145	158
5.25%, 09/15/2024		8	8
5.88%, 06/15/2028		1,750	1,854
Diamondback Energy, Inc.,
3.13%, 03/24/2031		2,540	2,426
3.50%, 12/01/2029		450	446
4.40%, 03/24/2051		35	35
Eni SpA, (Italy),
Reg. S, 1.25%, 05/18/2026	EUR	1,400	1,537
Reg. S, 1.50%, 01/17/2027	EUR	1,400	1,545
EQT Corp.,
3.90%, 10/01/2027		50	50
7.50%, 02/01/2030		170	197

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
Equinor ASA, (Norway),
Reg. S, 1.38%, 05/22/2032	EUR	425	459
1.75%, 01/22/2026		200	192
2.38%, 05/22/2030		60	57
3.25%, 11/18/2049		30	28
3.63%, 04/06/2040		1,800	1,812
3.70%, 04/06/2050		15	15
Reg. S, 6.88%, 03/11/2031	GBP	50	88
Exxon Mobil Corp.,
0.14%, 06/26/2024	EUR	2,000	2,186
0.84%, 06/26/2032	EUR	550	551
1.41%, 06/26/2039	EUR	700	679
3.45%, 04/15/2051		155	150
Helmerich & Payne, Inc., 2.90%, 09/29/2031 (e)		700	639
Hess Corp., 3.50%, 07/15/2024		10	10
Lundin Energy Finance BV, (Netherlands),
2.00%, 07/15/2026 (e)		1,360	1,268
3.10%, 07/15/2031 (e)		1,585	1,468
Marathon Oil Corp.,
6.60%, 10/01/2037		50	61
6.80%, 03/15/2032		25	30
Ovintiv Exploration, Inc.,
5.38%, 01/01/2026		30	32
5.63%, 07/01/2024		5,817	6,120
Petroleos Mexicanos, (Mexico),
(ICE LIBOR USD 3 Month + 0.43%), 0.94%, 02/15/2024 (aa)		600	600
1.95%, 12/20/2022		800	800
Pioneer Natural Resources Co., 1.90%, 08/15/2030		1,050	931
TotalEnergies SE, (France),
Reg. S, (EUR Swap Rate 5 Year + 2.40%), 2.00%, 06/04/2030 (x) (aa)	EUR	1,000	975
Reg. S, (EUR Swap Rate 5 Year + 2.75%), 2.71%, 05/05/2023 (x) (aa)	EUR	650	727
Reg. S, (EUR Swap Rate 5 Year + 3.35%), 3.37%, 10/06/2026 (x) (aa)	EUR	2,000	2,250
Series NC7, Reg. S, (EUR Swap Rate 5 Year + 1.99%), 1.63%, 10/25/2027 (x) (aa)	EUR	1,000	1,014
Series NC12, Reg. S, (EUR Swap Rate 5 Year + 2.51%), 2.13%, 07/25/2032 (x) (aa)	EUR	1,350	1,281
Valero Energy Corp., 4.00%, 06/01/2052		40	37

			46,049

Oil & Gas Services — 0.0% (g)
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 4.08%, 12/15/2047		110	111
Schlumberger Finance BV, (Netherlands), Reg. S, 0.25%, 10/15/2027	EUR	500	520
Schlumberger Finance Canada Ltd., (Canada), 1.40%, 09/17/2025		30	28

			659

Pipelines — 0.5%
Cheniere Corpus Christi Holdings LLC,
3.70%, 11/15/2029		528	526
5.88%, 03/31/2025		240	254
Colonial Enterprises, Inc., 3.25%, 05/15/2030 (e)		1,330	1,304

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pipelines — continued
Enbridge, Inc., (Canada),
2.50%, 08/01/2033		50	44
2.90%, 07/15/2022		20	20
3.40%, 08/01/2051		20	18
4.00%, 10/01/2023		100	102
Energy Transfer LP,
2.90%, 05/15/2025		80	78
4.05%, 03/15/2025		125	127
4.20%, 04/15/2027		5,800	5,904
5.30%, 04/15/2047		35	36
5.35%, 05/15/2045		10	10
5.40%, 10/01/2047		52	54
Series H, (CMT Index 5 Year + 5.69%), 6.50%, 11/15/2026 (x) (aa)		1,490	1,465
Enterprise Products Operating LLC,
3.30%, 02/15/2053		35	30
3.75%, 02/15/2025		50	51
3.90%, 02/15/2024		50	51
4.20%, 01/31/2050		40	40
5.10%, 02/15/2045		1,700	1,854
(ICE LIBOR USD 3 Month + 2.57%), 5.38%, 02/15/2078 (aa)		600	557
Erdoel-Lagergesellschaft mbH, (Austria), Reg. S, 2.75%, 03/20/2028	EUR	200	242
Kinder Morgan Energy Partners LP,
4.30%, 05/01/2024		3,200	3,268
4.70%, 11/01/2042		850	848
5.50%, 03/01/2044		49	53
Kinder Morgan, Inc.,
1.75%, 11/15/2026		90	84
3.60%, 02/15/2051		55	49
Magellan Midstream Partners LP,
3.95%, 03/01/2050		940	889
5.00%, 03/01/2026		10	10
MPLX LP,
2.65%, 08/15/2030		1,745	1,599
4.50%, 04/15/2038		15	15
4.70%, 04/15/2048		1,293	1,304
4.88%, 06/01/2025		2,370	2,460
4.90%, 04/15/2058		40	40
4.95%, 03/14/2052		850	887
5.20%, 03/01/2047		10	11
5.50%, 02/15/2049		120	133
ONEOK Partners LP,
4.90%, 03/15/2025		80	83
6.13%, 02/01/2041		14	15
ONEOK, Inc.,
2.20%, 09/15/2025		1,000	959
2.75%, 09/01/2024		110	110
3.40%, 09/01/2029		60	58
4.45%, 09/01/2049		2,422	2,323
5.20%, 07/15/2048		35	37
6.35%, 01/15/2031		70	81
7.15%, 01/15/2051		20	25

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pipelines — continued
Plains All American Pipeline LP / PAA Finance Corp.,
3.55%, 12/15/2029		65	63
5.15%, 06/01/2042		1,600	1,550
Sabine Pass Liquefaction LLC, 5.88%, 06/30/2026		70	76
Targa Resources Corp., 4.20%, 02/01/2033 (w)		25	25
Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
4.00%, 01/15/2032		200	192
4.88%, 02/01/2031		253	256
5.00%, 01/15/2028		69	70
TransCanada PipeLines Ltd., (Canada), 6.20%, 10/15/2037		10	12
Transcontinental Gas Pipe Line Co. LLC,
3.25%, 05/15/2030		80	78
4.00%, 03/15/2028		20	21
Vier Gas Transport GmbH, (Germany), Reg. S, 0.50%, 09/10/2034	EUR	400	361
Williams Cos., Inc. (The),
3.50%, 11/15/2030		1,900	1,879
3.50%, 10/15/2051		120	105
4.50%, 11/15/2023		80	81
5.10%, 09/15/2045		69	75
5.80%, 11/15/2043		15	17

			32,969

Total Energy			80,353

Financial — 7.2%
Banks — 4.8%
Abanca Corp. Bancaria SA, (Spain), Reg. S, 0.75%, 05/28/2029	EUR	100	107
ABN AMRO Bank NV, (Netherlands),
Reg. S, 0.60%, 01/15/2027	EUR	1,600	1,706
Reg. S, 0.88%, 01/14/2026	EUR	100	110
Reg. S, 1.25%, 01/10/2033	EUR	100	110
Reg. S, 1.38%, 01/12/2037	EUR	100	110
Reg. S, 1.45%, 04/12/2038	EUR	100	111
Reg. S, 1.50%, 09/30/2030	EUR	200	227
Aegon Bank NV, (Netherlands), Reg. S, 0.01%, 11/16/2025	EUR	100	107
Aktia Bank OYJ, (Finland), Reg. S, 0.38%, 05/30/2023	EUR	100	111
AMCO - Asset Management Co. SpA, (Italy),
Reg. S, 0.75%, 04/20/2028	EUR	163	166
Reg. S, 1.38%, 01/27/2025	EUR	100	111
ANZ New Zealand Int’l Ltd., (New Zealand), Reg. S, 0.13%, 09/22/2023	EUR	100	110
Argenta Spaarbank NV, (Belgium), Reg. S, 0.01%, 02/11/2031	EUR	100	99
Arion Banki HF, (Iceland),
Reg. S, 0.05%, 10/05/2026	EUR	100	105
Reg. S, 0.38%, 07/14/2025	EUR	2,050	2,143
Arkea Public Sector SCF SA, (France), Reg. S, 0.13%, 01/15/2030	EUR	100	102
ASB Finance Ltd., (New Zealand),
Reg. S, 0.25%, 09/08/2028	EUR	500	498
Reg. S, 0.63%, 10/18/2024	EUR	100	110
Australia & New Zealand Banking Group Ltd., (Australia), Reg. S, (EUR Swap Rate 5 Year + 1.12%), 0.67%, 05/05/2031 (aa)	EUR	1,525	1,583
Banca Carige SpA, (Italy), Reg. S, 0.63%, 10/28/2028	EUR	100	106

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Banca Monte dei Paschi di Siena SpA, (Italy),
Reg. S, 0.88%, 10/08/2026	EUR	3,504	3,785
Reg. S, 2.00%, 01/29/2024	EUR	100	113
Series 16, Reg. S, 2.88%, 07/16/2024	EUR	100	116
Banco Bilbao Vizcaya Argentaria SA, (Spain),
0.88%, 09/18/2023		200	195
Reg. S, 0.88%, 11/22/2026	EUR	100	110
Reg. S, (ICE LIBOR EUR 3 Month + 0.82%), 0.88%, 01/14/2029 (aa)	EUR	1,800	1,871
Banco de Sabadell SA, (Spain),
Reg. S, (EUR Swap Rate 1 Year + 0.97%), 0.63%, 11/07/2025 (aa)	EUR	1,900	2,048
Reg. S, 0.88%, 03/05/2023	EUR	1,300	1,446
Reg. S, 1.00%, 04/26/2027	EUR	100	110
Reg. S, 1.63%, 03/07/2024	EUR	1,200	1,340
Banco di Desio e della Brianza SpA, (Italy), Reg. S, 0.88%, 09/12/2024	EUR	100	111
Banco Santander SA, (Spain),
Reg. S, 0.10%, 02/27/2032	EUR	200	197
Reg. S, 0.20%, 02/11/2028	EUR	1,000	1,020
Reg. S, 1.00%, 04/07/2025	EUR	200	222
Reg. S, 1.00%, 11/04/2031	EUR	900	911
Reg. S, 1.38%, 01/05/2026	EUR	100	110
Reg. S, 1.63%, 10/22/2030	EUR	1,000	1,031
(CMT Index 1 Year + 0.90%), 1.72%, 09/14/2027 (aa)		200	181
Reg. S, 1.75%, 02/17/2027	GBP	500	615
1.85%, 03/25/2026		200	187
3.49%, 05/28/2030		2,000	1,936
3.50%, 03/24/2025		200	200
3.80%, 02/23/2028		200	196
Bank of America Corp.,
Reg. S, (ICE LIBOR EUR 3 Month + 0.75%), 0.81%, 05/09/2026 (aa)	EUR	1,000	1,086
(United States SOFR + 0.74%), 0.81%, 10/24/2024 (aa)		240	232
Reg. S, (ICE LIBOR EUR 3 Month + 0.95%), 1.10%, 05/24/2032 (aa)	EUR	1,300	1,335
(United States SOFR + 0.65%), 1.53%, 12/06/2025 (aa)		25	24
(United States SOFR + 0.96%), 1.73%, 07/22/2027 (aa)		1,465	1,362
(United States SOFR + 1.06%), 2.09%, 06/14/2029 (aa)		2,900	2,654
(United States SOFR + 1.22%), 2.30%, 07/21/2032 (aa)		1,250	1,113
(ICE LIBOR USD 3 Month + 0.99%), 2.50%, 02/13/2031 (aa)		3,300	3,034
(United States SOFR + 1.21%), 2.57%, 10/20/2032 (aa)		2,605	2,367
(United States SOFR + 1.93%), 2.68%, 06/19/2041 (aa)		1,920	1,616
(United States SOFR + 1.32%), 2.69%, 04/22/2032 (aa)		2,150	1,978
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (aa)		250	251
(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/01/2025 (aa)		10	10
(United States SOFR + 1.58%), 3.31%, 04/22/2042 (aa)		60	56
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (aa)		350	347
(ICE LIBOR USD 3 Month + 0.97%), 3.46%, 03/15/2025 (aa)		25	25
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 03/05/2024 (aa)		25	25
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 07/23/2024 (aa)		120	122
4.00%, 01/22/2025		4,200	4,281
(ICE LIBOR USD 3 Month + 1.32%), 4.08%, 04/23/2040 (aa)		170	174
(ICE LIBOR USD 3 Month + 3.15%), 4.08%, 03/20/2051 (aa)		135	139

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(ICE LIBOR USD 3 Month + 1.52%), 4.33%, 03/15/2050 (aa)		115	122
4.88%, 04/01/2044		50	56
Reg. S, 7.00%, 07/31/2028	GBP	350	568
Series N, (United States SOFR + 1.22%), 2.65%, 03/11/2032 (aa)		1,000	917
Series N, (United States SOFR + 1.65%), 3.48%, 03/13/2052 (aa)		40	38
Series RR, (CMT Index 5 Year + 2.76%), 4.38%, 01/27/2027 (x) (aa)		1,650	1,551
Bank of Montreal, (Canada),
Reg. S, 0.05%, 06/08/2029	EUR	100	102
Reg. S, 0.10%, 10/20/2023	EUR	100	110
Reg. S, 1.00%, 04/05/2026 (w)	EUR	100	111
1.85%, 05/01/2025		120	115
Bank of New Zealand, (New Zealand), Reg. S, 0.01%, 06/15/2028	EUR	100	103
Bank of Nova Scotia (The), (Canada),
Reg. S, 0.01%, 01/14/2027	EUR	100	105
Reg. S, 0.01%, 12/15/2027	EUR	100	104
Reg. S, 0.25%, 09/28/2022	EUR	100	111
Reg. S, 0.38%, 10/23/2023	EUR	100	111
0.70%, 04/15/2024		140	134
1.05%, 03/02/2026		170	156
Banque Federative du Credit Mutuel SA, (France),
Reg. S, 0.50%, 11/16/2022	EUR	1,200	1,334
Reg. S, 0.75%, 06/15/2023	EUR	100	111
Reg. S, 1.88%, 11/04/2026	EUR	1,200	1,331
Barclays Bank plc, (United Kingdom), Reg. S, 5.75%, 09/14/2026	GBP	90	131
Barclays plc, (United Kingdom),
(CMT Index 1 Year + 0.80%), 1.01%, 12/10/2024 (aa)		200	192
Reg. S, (EUR Swap Rate 5 Year + 1.90%), 2.00%, 02/07/2028 (aa)	EUR	1,700	1,891
(CMT Index 1 Year + 1.05%), 2.28%, 11/24/2027 (aa)		3,000	2,789
Reg. S, 3.25%, 02/12/2027	GBP	600	789
Reg. S, (UK Gilts 5 Year + 3.75%), 3.75%, 11/22/2030 (aa)	GBP	425	560
Basellandschaftliche Kantonalbank, (Switzerland), Reg. S, 0.38%, 05/13/2030	CHF	100	103
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG, (Austria),
Reg. S, 0.01%, 01/21/2028	EUR	100	104
Reg. S, 0.10%, 05/12/2031	EUR	100	100
Bayerische Landesbank, (Germany),
Reg. S, 0.13%, 11/02/2029	EUR	100	103
Reg. S, 0.25%, 01/14/2025	EUR	100	109
Belfius Bank SA, (Belgium), Reg. S, 0.13%, 01/28/2030	EUR	100	102
Berlin Hyp AG, (Germany),
Reg. S, 0.01%, 08/24/2026	EUR	50	53
Reg. S, 0.01%, 07/07/2028	EUR	100	104
Series 200, Reg. S, 0.38%, 02/21/2025	EUR	100	109
BNP Paribas SA, (France),
Reg. S, (ICE LIBOR EUR 3 Month + 0.95%), 0.50%, 09/01/2028 (aa)	EUR	1,100	1,129
Reg. S, (EUR Swap Rate 5 Year + 1.20%), 1.13%, 01/15/2032 (aa)	EUR	800	836
(United States SOFR + 1.00%), 1.32%, 01/13/2027 (e) (aa)		3,000	2,735
Reg. S, 1.38%, 05/28/2029	EUR	100	107
(United States SOFR + 0.91%), 1.68%, 06/30/2027 (e) (aa)		1,250	1,145
(United States SOFR + 1.61%), 1.90%, 09/30/2028 (e) (aa)		1,100	986

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(United States SOFR + 1.39%), 2.87%, 04/19/2032 (e) (aa)		1,665	1,515
(United States SOFR + 1.51%), 3.05%, 01/13/2031 (e) (aa)		1,800	1,684
Reg. S, 3.38%, 01/23/2026	GBP	600	800
BNZ International Funding Ltd., (New Zealand), Reg. S, 0.38%, 09/14/2024	EUR	1,450	1,586
BPCE SA, (France),
Reg. S, 0.25%, 01/15/2026	EUR	600	643
Reg. S, 0.50%, 02/24/2027	EUR	1,300	1,355
Reg. S, 0.88%, 01/31/2024	EUR	1,200	1,332
(United States SOFR + 1.52%), 1.65%, 10/06/2026 (e) (aa)		1,145	1,058
4.63%, 07/11/2024 (e)		1,800	1,834
Caisse Centrale du Credit Immobilier de France SA, (France), Reg. S, 0.00%, 01/17/2024	EUR	200	220
Caixa Economica Montepio Geral Caixa Economica Bancaria SA, (Portugal),
Reg. S, 0.13%, 11/14/2024	EUR	100	109
Reg. S, 0.88%, 10/17/2022	EUR	4,200	4,670
CaixaBank SA, (Spain),
Reg. S, (ICE LIBOR EUR 3 Month + 1.00%), 0.75%, 05/26/2028 (aa)	EUR	1,100	1,143
Reg. S, 1.00%, 09/25/2025	EUR	300	332
Reg. S, 1.25%, 01/11/2027	EUR	200	223
Canadian Imperial Bank of Commerce, (Canada),
Reg. S, 0.01%, 04/30/2029	EUR	100	102
Reg. S, 0.04%, 07/09/2027	EUR	100	105
Reg. S, 0.10%, 10/24/2023	CHF	50	54
0.45%, 06/22/2023		110	107
3.10%, 04/02/2024		25	25
3.30%, 04/07/2025 (w)		140	140
Cie de Financement Foncier SA, (France),
Reg. S, 0.01%, 07/15/2026	EUR	200	212
Reg. S, 0.23%, 09/14/2026	EUR	100	107
Reg. S, 0.25%, 04/11/2023	EUR	100	111
Reg. S, 0.50%, 09/04/2024	EUR	100	110
Reg. S, 0.60%, 10/25/2041	EUR	100	96
Reg. S, 0.75%, 05/29/2026	EUR	100	110
Reg. S, 3.88%, 04/25/2055	EUR	45	81
Citigroup, Inc.,
(United States SOFR + 0.69%), 0.78%, 10/30/2024 (aa)		262	253
(United States SOFR + 0.67%), 0.98%, 05/01/2025 (aa)		440	420
(United States SOFR + 0.77%), 1.12%, 01/28/2027 (aa)		130	120
(United States SOFR + 0.77%), 1.46%, 06/09/2027 (aa)		3,170	2,915
Reg. S, (ICE LIBOR EUR 3 Month + 1.07%), 1.50%, 07/24/2026 (aa)	EUR	3,400	3,775
(United States SOFR + 0.69%), 2.01%, 01/25/2026 (aa)		90	87
(United States SOFR + 1.18%), 2.52%, 11/03/2032 (aa)		465	417
(United States SOFR + 1.17%), 2.56%, 05/01/2032 (aa)		1,060	956
(United States SOFR + 2.11%), 2.57%, 06/03/2031 (aa)		3,600	3,298
(United States SOFR + 2.84%), 3.11%, 04/08/2026 (aa)		155	154
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 04/24/2025 (aa)		65	65
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 07/24/2028 (aa)		250	250
(ICE LIBOR USD 3 Month + 1.84%), 4.28%, 04/24/2048 (aa)		60	65
4.40%, 06/10/2025		3,500	3,605
4.65%, 07/30/2045		10	11
6.00%, 10/31/2033		50	58

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Clydesdale Bank plc, (United Kingdom), Reg. S, 4.63%, 06/08/2026	GBP	100	145
Commerzbank AG, (Germany),
Reg. S, 0.01%, 03/11/2030	EUR	100	101
Reg. S, 0.25%, 01/12/2032	EUR	100	100
Reg. S, 0.50%, 06/09/2026	EUR	100	109
Reg. S, 2.00%, 11/27/2023	EUR	100	114
Commonwealth Bank of Australia, (Australia),
Reg. S, 0.75%, 02/28/2028	EUR	100	108
Reg. S, 0.88%, 02/19/2029	EUR	100	108
Reg. S, (EUR Swap Rate 5 Year + 1.45%), 1.94%, 10/03/2029 (aa)	EUR	1,425	1,582
Reg. S, 3.00%, 05/03/2022	EUR	100	111
Cooperatieve Rabobank UA, (Netherlands),
Reg. S, 0.01%, 07/02/2030	EUR	100	101
Reg. S, 0.01%, 11/27/2040	EUR	100	85
Reg. S, 0.63%, 04/26/2026	EUR	100	109
Reg. S, 0.75%, 03/02/2032	EUR	100	105
Reg. S, 0.88%, 02/08/2028	EUR	100	110
Reg. S, 1.25%, 03/23/2026	EUR	775	869
Reg. S, 1.38%, 02/03/2027	EUR	25	28
Reg. S, 2.38%, 05/22/2023	EUR	30	34
4.38%, 08/04/2025		250	254
Reg. S, 5.25%, 05/23/2041	GBP	50	89
Credit Agricole Italia SpA, (Italy),
Reg. S, 0.13%, 03/15/2033	EUR	100	97
Reg. S, 0.25%, 09/30/2024	EUR	100	109
Reg. S, 0.25%, 01/17/2028	EUR	100	105
Reg. S, 0.38%, 01/20/2032	EUR	100	101
Credit Agricole SA, (France),
Reg. S, (ICE LIBOR EUR 3 Month + 1.25%), 1.00%, 04/22/2026 (aa)	EUR	3,000	3,284
Reg. S, (EUR Swap Rate 5 Year + 1.90%), 1.63%, 06/05/2030 (aa)	EUR	2,100	2,303
Reg. S, 1.75%, 03/05/2029	EUR	100	110
Reg. S, (UK Gilts 5 Year + 1.50%), 1.87%, 12/09/2031 (aa)	GBP	300	366
Reg. S, 2.38%, 05/20/2024	EUR	100	115
Credit Suisse AG, (Switzerland), Reg. S, 0.25%, 09/01/2028	EUR	2,500	2,488
Credit Suisse Group AG, (Switzerland),
Reg. S, (EUR Swap Rate 1 Year + 0.75%), 1.25%, 07/17/2025 (aa)	EUR	1,400	1,526
(United States SOFR + 1.73%), 3.09%, 05/14/2032 (e) (aa)		2,405	2,170
Credit Suisse Schweiz AG, (Switzerland), Reg. S, 0.00%, 10/31/2030	CHF	25	25
Credito Emiliano SpA, (Italy), Reg. S, 0.01%, 07/07/2028	EUR	100	103
Danske Bank A/S, (Denmark),
Reg. S, 0.25%, 11/28/2022	EUR	425	472
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.15%), 0.50%, 08/27/2025 (aa)	EUR	425	461
(CMT Index 1 Year + 1.03%), 1.17%, 12/08/2023 (e) (aa)		3,350	3,308
Reg. S, (UK Gilts 1 Year + 1.65%), 2.25%, 01/14/2028 (aa)	GBP	2,000	2,515
Reg. S, 3.75%, 06/23/2022 (e)	EUR	50	56
Danske Hypotek AB, (Sweden), Series 2512, Reg. S, 1.00%, 12/17/2025	SEK	2,000	207
de Volksbank NV, (Netherlands), Reg. S, 1.00%, 03/08/2028	EUR	100	110
Deutsche Apotheker-und Aerztebank eG, (Germany), Reg. S, 0.01%, 02/06/2029	EUR	100	103
Deutsche Bank AG, (Germany),
Reg. S, 0.13%, 01/21/2030	EUR	75	77
Reg. S, 0.25%, 03/08/2024	EUR	100	110

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, (ICE LIBOR EUR 3 Month + 1.60%), 1.00%, 11/19/2025 (aa)	EUR	400	434
Reg. S, 1.13%, 08/30/2023	EUR	775	869
Reg. S, 1.13%, 03/17/2025	EUR	400	437
Reg. S, (ICE LIBOR EUR 3 Month + 1.38%), 1.88%, 02/23/2028 (aa)	EUR	1,500	1,634
(United States SOFR + 1.87%), 2.13%, 11/24/2026 (aa)		2,950	2,738
(United States SOFR + 1.22%), 2.31%, 11/16/2027 (aa)		150	138
(United States SOFR + 1.32%), 2.55%, 01/07/2028 (aa)		275	254
3.95%, 02/27/2023		2,700	2,726
Deutsche Kreditbank AG, (Germany), Reg. S, 0.01%, 11/07/2029	EUR	50	51
Deutsche Pfandbriefbank AG, (Germany), Reg. S, 0.63%, 08/30/2027	EUR	100	108
Dexia Credit Local SA, (France),
Reg. S, 0.00%, 05/29/2024	EUR	300	328
Reg. S, 0.01%, 01/22/2027	EUR	200	211
Reg. S, 0.63%, 01/17/2026	EUR	600	656
Reg. S, 1.25%, 11/26/2024	EUR	700	786
Discover Bank, 3.45%, 07/27/2026		1,200	1,195
DNB Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 01/21/2031	EUR	100	99
Reg. S, 0.25%, 01/23/2023	EUR	200	222
Reg. S, 0.38%, 11/20/2024	EUR	100	110
Reg. S, 1.88%, 11/21/2022	EUR	100	112
DZ HYP AG, (Germany),
Reg. S, 0.01%, 06/23/2028	EUR	100	104
Reg. S, 0.01%, 10/27/2028	EUR	25	26
Reg. S, 0.01%, 11/15/2030	EUR	100	100
Reg. S, 0.63%, 10/27/2023	EUR	200	222
Reg. S, 0.88%, 04/17/2034	EUR	100	105
Eika Boligkreditt A/S, (Norway), Reg. S, 0.38%, 02/26/2025	EUR	100	109
Equitable Bank, (Canada), Reg. S, 0.01%, 09/16/2024	EUR	100	109
Erste Group Bank AG, (Austria),
Reg. S, 0.25%, 06/26/2024	EUR	100	110
Reg. S, 0.50%, 01/12/2037	EUR	100	96
Reg. S, 0.75%, 02/05/2025	EUR	100	111
Eurocaja Rural SCC, (Spain), Reg. S, 0.13%, 09/22/2031	EUR	100	99
Federation des Caisses Desjardins du Quebec, (Canada), Reg. S, 0.01%, 04/08/2026	EUR	100	107
First Republic Bank, (United States SOFR + 0.62%), 1.91%, 02/12/2024 (aa)		250	248
Goldman Sachs Group, Inc. (The),
(United States SOFR + 0.61%), 0.86%, 02/12/2026 (aa)		28	26
Reg. S, 0.88%, 05/09/2029	EUR	2,000	2,051
(United States SOFR + 0.79%), 1.09%, 12/09/2026 (aa)		135	124
Reg. S, 1.38%, 05/15/2024	EUR	1,650	1,843
(United States SOFR + 0.80%), 1.43%, 03/09/2027 (aa)		1,310	1,210
(United States SOFR + 0.73%), 1.76%, 01/24/2025 (aa)		120	117
(United States SOFR + 0.91%), 1.95%, 10/21/2027 (aa)		1,695	1,577
(United States SOFR + 1.25%), 2.38%, 07/21/2032 (aa)		695	616
(United States SOFR + 1.28%), 2.62%, 04/22/2032 (aa)		4,115	3,741
(United States SOFR + 1.26%), 2.65%, 10/21/2032 (aa)		700	636
(United States SOFR + 1.47%), 2.91%, 07/21/2042 (aa)		315	271
Reg. S, 3.13%, 07/25/2029	GBP	800	1,053

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 09/29/2025 (aa)		2,500	2,503
3.50%, 04/01/2025		47	47
3.80%, 03/15/2030		3,200	3,222
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (aa)		350	354
5.15%, 05/22/2045		21	23
6.25%, 02/01/2041		50	65
6.75%, 10/01/2037		50	63
6.88%, 01/18/2038	GBP	425	757
Heta Asset Resolution AG, (Austria), Reg. S, 2.38%, 12/13/2022	EUR	800	900
HSBC Bank plc, (United Kingdom), Reg. S, 6.25%, 01/30/2041	GBP	175	311
HSBC Holdings plc, (United Kingdom),
(United States SOFR + 0.58%), 1.16%, 11/22/2024 (aa)		200	193
(United States SOFR + 1.29%), 1.59%, 05/24/2027 (aa)		200	183
(United States SOFR + 1.54%), 1.65%, 04/18/2026 (aa)		1,000	942
(SONIA Interest Rate Benchmark + 1.31%), 1.75%, 07/24/2027 (aa)	GBP	800	989
(GBP Swap Rate 1 Year + 0.94%), 2.18%, 06/27/2023 (aa)	GBP	425	558
(United States SOFR + 1.43%), 3.00%, 03/10/2026 (aa)		200	196
(GBP Swap Rate 1 Year + 1.65%), 3.00%, 07/22/2028 (aa)	GBP	1,000	1,298
(GBP Swap Rate 1 Year + 1.77%), 3.00%, 05/29/2030 (aa)	GBP	225	289
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 05/18/2024 (aa)		200	202
(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 05/22/2030 (aa)		900	901
(United States SOFR + 2.53%), 4.76%, 03/29/2033 (aa)		200	205
Reg. S, 7.00%, 04/07/2038	GBP	300	521
Iccrea Banca SpA, (Italy), Reg. S, 0.01%, 09/23/2028	EUR	100	103
ING Bank NV, (Netherlands),
Reg. S, 0.13%, 12/08/2031	EUR	100	99
Reg. S, 0.75%, 02/18/2029	EUR	100	108
Reg. S, 1.88%, 05/22/2023	EUR	100	113
ING Belgium SA, (Belgium), Reg. S, 0.01%, 02/20/2030	EUR	100	101
ING Groep NV, (Netherlands),
Reg. S, (ICE LIBOR EUR 3 Month + 0.60%), 0.10%, 09/03/2025 (aa)	EUR	1,500	1,617
Reg. S, (EUR Swap Rate 5 Year + 1.15%), 1.00%, 11/16/2032 (aa)	EUR	1,500	1,538
Reg. S, 1.13%, 02/14/2025	EUR	1,200	1,331
Reg. S, (SONIA Interest Rate Benchmark + 0.91%), 1.13%, 12/07/2028 (aa)	GBP	900	1,059
(United States SOFR + 1.01%), 1.73%, 04/01/2027 (aa)		1,265	1,168
Reg. S, 2.00%, 09/20/2028	EUR	300	337
Reg. S, (EUR Swap Rate 5 Year + 2.40%), 2.13%, 05/26/2031 (aa)	EUR	300	331
Reg. S, (EUR Swap Rate 5 Year + 2.85%), 3.00%, 04/11/2028 (aa)	EUR	300	339
(United States SOFR + 1.83%), 4.02%, 03/28/2028 (aa)		1,560	1,571
4.10%, 10/02/2023		200	203
(United States SOFR + 2.07%), 4.25%, 03/28/2033 (aa)		885	911
ING-DiBa AG, (Germany), Reg. S, 0.01%, 10/07/2028	EUR	200	207
Intesa Sanpaolo SpA, (Italy),
Reg. S, 0.38%, 09/14/2026	EUR	100	108
Reg. S, 0.63%, 03/23/2023	EUR	100	111
Reg. S, 1.50%, 04/10/2024	EUR	1,600	1,797
Reg. S, 2.13%, 05/26/2025	EUR	2,275	2,577
Reg. S, 3.38%, 01/24/2025	EUR	100	119
Series XR, 3.25%, 09/23/2024 (e)		2,900	2,874
Investitionsbank Berlin, (Germany), Series 208, 0.05%, 03/02/2035	EUR	100	94
KBC Bank NV, (Belgium), Reg. S, 0.38%, 09/01/2022	EUR	100	111

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Kookmin Bank, (South Korea), Reg. S, 0.05%, 07/15/2025	EUR	100	107
Kreditanstalt fuer Wiederaufbau, (Germany),
Reg. S, 0.00%, 06/30/2023	EUR	880	976
0.00%, 09/15/2023	EUR	380	421
Reg. S, 0.00%, 02/18/2025	EUR	120	131
Reg. S, 0.00%, 03/31/2027	EUR	500	533
Reg. S, 0.00%, 09/15/2028	EUR	585	614
Reg. S, 0.00%, 06/15/2029	EUR	254	264
Reg. S, 0.00%, 09/17/2030	EUR	1,108	1,131
Reg. S, 0.00%, 01/10/2031	EUR	170	172
Reg. S, 0.01%, 05/05/2027	EUR	520	554
0.05%, 02/28/2024	EUR	500	551
Reg. S, 0.05%, 09/29/2034	EUR	280	270
0.13%, 06/07/2023	EUR	850	944
0.25%, 09/15/2025	EUR	1,100	1,205
0.38%, 07/18/2025		200	186
Reg. S, 0.38%, 04/23/2030	EUR	360	380
Reg. S, 0.38%, 05/20/2036	EUR	548	540
Reg. S, 0.50%, 09/28/2026	EUR	520	572
0.50%, 09/15/2027	EUR	500	545
Reg. S, 0.88%, 07/04/2039	EUR	40	42
Reg. S, 1.00%, 12/15/2022	GBP	1,650	2,166
Reg. S, 1.13%, 06/15/2037	EUR	340	371
Reg. S, 1.38%, 12/15/2025	GBP	225	291
Reg. S, 1.38%, 07/31/2035	EUR	202	228
2.00%, 05/02/2025		195	192
2.13%, 08/15/2023	EUR	1,100	1,254
2.38%, 12/29/2022		275	277
4.70%, 06/02/2037	CAD	100	92
Reg. S, 4.88%, 03/15/2037	GBP	425	761
6.00%, 12/07/2028	GBP	500	831
Kutxabank SA, (Spain), Reg. S, 1.25%, 09/22/2025	EUR	100	112
La Banque Postale SA, (France),
Reg. S, 0.25%, 07/12/2026	EUR	200	212
Reg. S, 0.75%, 06/23/2031	EUR	100	97
Reg. S, 1.38%, 04/24/2029	EUR	200	214
Reg. S, (EUR Swap Rate 5 Year + 2.25%), 2.75%, 11/19/2027 (aa)	EUR	2,000	2,239
Landesbank Baden-Wuerttemberg, (Germany),
Reg. S, 0.38%, 02/18/2027	EUR	200	209
Reg. S, 0.88%, 09/15/2025	EUR	100	111
Series 809, Reg. S, 0.38%, 07/29/2026	EUR	100	106
Landesbank Hessen-Thueringen Girozentrale, (Germany),
Reg. S, 0.38%, 06/04/2029	EUR	100	101
Reg. S, 0.50%, 01/19/2037	EUR	100	97
Reg. S, 0.63%, 01/12/2027	EUR	200	218

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Landwirtschaftliche Rentenbank, (Germany),
Reg. S, 0.00%, 09/28/2026	EUR	535	573
Reg. S, 0.00%, 11/27/2029	EUR	270	279
Reg. S, 0.05%, 06/12/2023	EUR	270	299
Reg. S, 0.05%, 12/18/2029	EUR	180	186
Reg. S, 0.10%, 03/08/2027	EUR	200	215
Reg. S, 0.25%, 08/29/2025	EUR	300	328
Reg. S, 0.38%, 02/14/2028	EUR	140	151
Reg. S, 0.63%, 02/20/2030	EUR	140	151
Reg. S, 0.63%, 10/31/2036	EUR	75	76
Lansforsakringar Hypotek AB, (Sweden),
Series 516, Reg. S, 1.25%, 09/20/2023	SEK	1,000	107
Series 517, Reg. S, 1.50%, 09/18/2024	SEK	600	64
Series 518, Reg. S, 1.25%, 09/17/2025	SEK	500	52
Series 519, Reg. S, 1.50%, 09/16/2026	SEK	400	42
Series 520, Reg. S, 1.00%, 09/15/2027	SEK	1,000	100
Series 521, Reg. S, 0.50%, 09/20/2028	SEK	700	67
Liberbank SA, (Spain), Reg. S, 0.25%, 09/25/2029	EUR	100	103
Lloyds Bank plc, (United Kingdom),
Reg. S, 0.13%, 06/18/2026	EUR	100	107
Reg. S, 0.25%, 03/25/2024	EUR	100	110
Reg. S, 6.00%, 02/08/2029	GBP	100	163
Reg. S, 6.50%, 09/17/2040	GBP	300	581
Reg. S, 7.63%, 04/22/2025	GBP	600	888
Lloyds Banking Group plc, (United Kingdom),
(CMT Index 1 Year + 0.55%), 0.70%, 05/11/2024 (aa)		200	195
(UK Gilts 5 Year + 1.60%), 1.99%, 12/15/2031 (aa)	GBP	1,000	1,224
3.90%, 03/12/2024		2,500	2,540
Mediobanca Banca di Credito Finanziario SpA, (Italy),
Reg. S, 0.75%, 07/15/2027	EUR	425	437
Reg. S, 1.13%, 07/15/2025	EUR	975	1,066
Series 4, Reg. S, 1.38%, 11/10/2025	EUR	100	112
Mitsubishi UFJ Financial Group, Inc., (Japan),
(CMT Index 1 Year + 0.75%), 1.54%, 07/20/2027 (aa)		2,000	1,838
(CMT Index 1 Year + 0.83%), 2.34%, 01/19/2028 (aa)		200	189
(CMT Index 1 Year + 0.97%), 2.49%, 10/13/2032 (aa)		220	198
Mizuho Financial Group, Inc., (Japan),
(ICE LIBOR USD 3 Month + 0.83%), 2.23%, 05/25/2026 (aa)		3,000	2,879
(United States SOFR + 1.24%), 2.84%, 07/16/2025 (aa)		200	198
Morgan Stanley,
(ICE LIBOR EUR 3 Month + 0.70%), 0.41%, 10/29/2027 (aa)	EUR	5,625	5,892
(ICE LIBOR EUR 3 Month + 0.75%), 0.64%, 07/26/2024 (aa)	EUR	1,675	1,859
(United States SOFR + 0.62%), 0.73%, 04/05/2024 (aa)		100	98
(United States SOFR + 0.86%), 1.51%, 07/20/2027 (aa)		75	69
(United States SOFR + 0.88%), 1.59%, 05/04/2027 (aa)		1,085	1,009
1.88%, 04/27/2027	EUR	1,300	1,461
(United States SOFR + 1.02%), 1.93%, 04/28/2032 (aa)		1,350	1,167
2.63%, 03/09/2027	GBP	725	938
(United States SOFR + 1.14%), 2.70%, 01/22/2031 (aa)		3,900	3,660
(United States SOFR + 1.43%), 2.80%, 01/25/2052 (aa)		45	37

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 07/22/2038 (aa)		220	222
4.10%, 05/22/2023		2,700	2,750
4.30%, 01/27/2045		170	179
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 04/22/2039 (aa)		10	11
4.88%, 11/01/2022		90	92
5.00%, 11/24/2025		140	148
(United States SOFR + 4.84%), 5.60%, 03/24/2051 (aa)		40	51
Muenchener Hypothekenbank eG, (Germany),
Reg. S, 0.01%, 11/02/2040	EUR	50	43
Reg. S, 0.13%, 02/01/2029	EUR	50	52
Reg. S, 1.50%, 06/25/2024	EUR	100	113
Reg. S, 2.50%, 07/04/2028	EUR	100	120
National Australia Bank Ltd., (Australia),
Reg. S, 0.75%, 01/30/2026	EUR	100	109
Reg. S, (UK Gilts 5 Year + 1.40%), 1.70%, 09/15/2031 (aa)	GBP	725	883
National Bank of Canada, (Canada), Reg. S, 0.75%, 03/13/2025	EUR	100	110
Nationale-Nederlanden Bank NV (The) Netherlands, (Netherlands), Reg. S, 0.01%, 07/08/2030	EUR	100	100
NatWest Group plc, (United Kingdom),
Reg. S, (EUR Swap Rate 5 Year + 1.27%), 1.04%, 09/14/2032 (aa)	EUR	875	888
Reg. S, (ICE LIBOR EUR 3 Month + 1.08%), 1.75%, 03/02/2026 (aa)	EUR	1,200	1,335
Reg. S, (ICE LIBOR EUR 3 Month + 1.74%), 2.00%, 03/04/2025 (aa)	EUR	100	112
Reg. S, (UK Gilts 5 Year + 1.75%), 2.11%, 11/28/2031 (aa)	GBP	600	734
(CMT Index 1 Year + 2.15%), 2.36%, 05/22/2024 (aa)		2,000	1,985
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 05/18/2029 (aa)		1,670	1,739
NIBC Bank NV, (Netherlands),
Reg. S, 0.13%, 04/21/2031	EUR	100	99
Reg. S, 0.63%, 06/01/2026	EUR	100	109
NORD / LB Luxembourg SA Covered Bond Bank, (Luxembourg), Reg. S, 0.01%, 06/10/2027	EUR	100	104
Norddeutsche Landesbank-Girozentrale, (Germany),
Reg. S, 0.01%, 09/23/2026	EUR	100	106
Reg. S, 0.13%, 11/23/2023	EUR	100	110
Reg. S, 0.25%, 10/28/2026	EUR	20	22
Reg. S, 0.50%, 06/29/2026	EUR	50	54
Nordea Bank Abp, (Finland),
Reg. S, 0.88%, 06/26/2023	EUR	425	474
3.75%, 08/30/2023 (e)		1,900	1,928
Nordea Hypotek AB, (Sweden),
Series 5533, Reg. S, 1.25%, 09/20/2023	SEK	1,700	182
Series 5534, Reg. S, 1.00%, 09/18/2024	SEK	1,500	158
Series 5535, Reg. S, 1.00%, 09/17/2025	SEK	1,800	186
Series 5536, Reg. S, 0.50%, 09/16/2026	SEK	1,200	120
Nordea Kiinnitysluottopankki OYJ, (Finland),
Reg. S, 0.13%, 06/18/2027	EUR	100	106
Reg. S, 0.63%, 10/19/2022	EUR	200	222
NRW Bank, (Germany),
Reg. S, 0.00%, 07/28/2031	EUR	138	138
Reg. S, 0.10%, 07/09/2035	EUR	100	94
Reg. S, 0.25%, 03/10/2025	EUR	120	131
Reg. S, 0.50%, 05/26/2025	EUR	320	352

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)			VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 0.75%, 06/30/2028	EUR	260		283
1.20%, 03/28/2039	EUR	100		107
1.25%, 05/13/2049	EUR	87		97
Nykredit Realkredit A/S, (Denmark),
Reg. S, 1.00%, 10/01/2050	DKK	—	(h)	—	(h)
Series 01E, Reg. S, 1.00%, 10/01/2053	DKK	—	(h)	—	(h)
Series 01E, Reg. S, 2.00%, 10/01/2053	DKK	8,198		1,103
Series 01EE, Reg. S, 1.50%, 10/01/2053	DKK	56,635		7,503
Series 13HH, Reg. S, 1.00%, 07/01/2024	DKK	700		105
Series 13H, Reg. S, 1.00%, 07/01/2026	DKK	800		119
Series 13H, Reg. S, 1.00%, 01/01/2027	DKK	600		88
Series 13H, Reg. S, 1.00%, 01/01/2028	DKK	200		29
Series 13H, Reg. S, 2.00%, 01/01/2025	DKK	100		15
Series 13H, Reg. S, 2.00%, 01/01/2026	DKK	1,000		154
Oesterreichische Kontrollbank AG, (Austria),
Reg. S, 0.00%, 10/08/2026	EUR	150		159
Reg. S, 0.25%, 09/26/2024	EUR	300		329
OP Mortgage Bank, (Finland),
Reg. S, 0.25%, 03/13/2024	EUR	100		110
Reg. S, 0.63%, 02/15/2029	EUR	100		108
Reg. S, 1.00%, 11/28/2024	EUR	150		167
Pfandbriefbank schweizerischer Hypothekarinstitute AG, (Switzerland),
Reg. S, 0.00%, 02/26/2030	CHF	800		805
Series 670, Reg. S, 0.00%, 07/29/2024	CHF	100		108
Series 678, Reg. S, 0.00%, 08/26/2049	CHF	75		61
Series 680, Reg. S, 0.00%, 03/30/2026	CHF	150		159
Series 682, Reg. S, 0.00%, 04/06/2027	CHF	50		52
Series 683, Reg. S, 0.00%, 02/25/2028	CHF	200		207
Series 684, Reg. S, 0.00%, 05/10/2045	CHF	50		41
Series 695, Reg. S, 0.00%, 10/26/2029		CHF 200		202
Series 696, Reg. S, 0.13%, 11/19/2032	CHF	100		98
Series 697, Reg. S, 0.00%, 05/20/2041	CHF	100		85
Series 701, Reg. S, 0.13%, 06/20/2031	CHF	50		50
Series 703, Reg. S, 0.38%, 01/24/2042	CHF	50		46
Pfandbriefzentrale der schweizerischen Kantonalbanken AG, (Switzerland),
Series 472, Reg. S, 0.00%, 07/25/2023	CHF	150		163
Series 483, Reg. S, 0.00%, 01/27/2027	CHF	900		944
Series 485, Reg. S, 0.00%, 10/02/2026	CHF	300		316
Series 524, Reg. S, 0.00%, 06/21/2028	CHF	50		52
Series 526, Reg. S, 0.00%, 07/19/2030	CHF	75		75
Series 528, Reg. S, 0.00%, 03/15/2030	CHF	50		50
Series 531, Reg. S, 0.00%, 02/15/2036	CHF	255		232
Series 536, Reg. S, 0.20%, 06/12/2035	CHF	50		47
Series 538, Reg. S, 0.00%, 07/25/2031	CHF	100		98
Prima Banka Slovensko A/S, (Slovakia), Reg. S, 0.01%, 09/14/2027	EUR	100		104
Raiffeisenlandesbank Niederoesterreich-Wien AG, (Austria), Reg. S, 0.63%, 08/28/2026	EUR	100		109
Raiffeisenlandesbank Oberoesterreich AG, (Austria), Reg. S, 0.88%, 07/12/2028	EUR	100		109
Rheinland-Pfalz Bank, (Germany), SUB, 6.88%, 02/23/2028 (e)		200		249

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Royal Bank of Canada, (Canada),
Reg. S, 0.01%, 10/05/2028	EUR	100	103
Reg. S, 0.13%, 04/26/2027	EUR	100	105
Reg. S, 0.25%, 01/29/2024	EUR	100	110
Reg. S, 0.25%, 05/02/2024	EUR	700	768
Reg. S, 0.63%, 09/10/2025	EUR	100	110
1.15%, 06/10/2025		100	95
Santander Consumer Bank A/S, (Norway),
Reg. S, 0.13%, 02/25/2025	EUR	2,700	2,897
Reg. S, 0.75%, 03/01/2023	EUR	2,000	2,225
Santander Holdings USA, Inc., 3.45%, 06/02/2025		100	99
Santander UK Group Holdings plc, (United Kingdom),
Reg. S, (EUR Swap Rate 1 Year + 0.80%), 0.60%, 09/13/2029 (aa)	EUR	1,050	1,056
(United States SOFR + 0.79%), 1.09%, 03/15/2025 (aa)		200	191
Santander UK plc, (United Kingdom),
Reg. S, 1.25%, 09/18/2024	EUR	100	112
Reg. S, 5.75%, 03/02/2026	GBP	100	150
Skandinaviska Enskilda Banken AB, (Sweden),
Reg. S, 0.05%, 07/01/2024	EUR	775	846
Reg. S, 0.25%, 05/19/2023	EUR	325	360
Reg. S, 0.75%, 06/28/2027	EUR	100	109
Reg. S, (EUR Swap Rate 5 Year + 1.35%), 1.38%, 10/31/2028 (aa)	EUR	425	472
Series 576, Reg. S, 1.00%, 12/20/2023	SEK	2,000	213
Series 578, Reg. S, 4.25%, 12/01/2023	SEK	500	56
Series 579, Reg. S, 1.00%, 12/18/2024	SEK	2,000	210
Series 581, Reg. S, 0.50%, 12/16/2026	SEK	2,000	198
Societe Generale SA, (France),
Reg. S, 0.25%, 07/08/2027	EUR	1,500	1,548
Reg. S, 0.75%, 01/25/2027	EUR	3,700	3,902
Reg. S, 1.13%, 01/23/2025	EUR	100	111
Reg. S, (EUR Swap Rate 5 Year + 1.60%), 1.13%, 06/30/2031 (aa)	EUR	3,300	3,437
Reg. S, 1.25%, 12/07/2027	GBP	500	587
(CMT Index 1 Year + 1.05%), 2.23%, 01/21/2026 (e) (aa)		2,075	1,972
2.63%, 01/22/2025 (e)		1,525	1,477
(CMT Index 1 Year + 1.30%), 2.80%, 01/19/2028 (e) (aa)		2,595	2,432
SpareBank 1 Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 09/22/2027	EUR	100	104
Reg. S, 0.38%, 06/26/2024	EUR	100	110
Reg. S, 1.00%, 01/30/2029	EUR	100	110
Sparebank 1 Oestlandet, (Norway), Reg. S, 0.25%, 09/30/2024	EUR	600	653
SpareBank 1 SR-Bank ASA, (Norway), Reg. S, 0.63%, 03/25/2024	EUR	700	772
SR-Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 03/10/2031	EUR	100	99
Reg. S, 0.75%, 10/17/2025	EUR	100	110
Stadshypotek AB, (Sweden),
Reg. S, 0.13%, 10/05/2026	EUR	130	139
Reg. S, 0.38%, 02/22/2023	EUR	100	111
Series 1587, Reg. S, 1.50%, 06/01/2023	SEK	2,000	215
Series 1588, Reg. S, 1.50%, 03/01/2024	SEK	2,000	214
Series 1589, Reg. S, 1.50%, 12/03/2024	SEK	2,000	213

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Series 1590, Reg. S, 1.00%, 09/03/2025	SEK	2,000	208
Series 1591, Reg. S, 0.50%, 06/01/2026	SEK	2,000	201
Series 1594, Reg. S, 2.00%, 09/01/2028	SEK	2,000	210
Standard Chartered plc, (United Kingdom),
(CMT Index 1 Year + 1.00%), 1.46%, 01/14/2027 (e) (aa)		1,200	1,091
(CMT Index 1 Year + 1.18%), 2.61%, 01/12/2028 (e) (aa)		2,600	2,434
Sumitomo Mitsui Banking Corp., (Japan),
Reg. S, 0.41%, 11/07/2029	EUR	4,100	4,239
Reg. S, 0.55%, 11/06/2023	EUR	100	111
Sumitomo Mitsui Financial Group, Inc., (Japan), 1.90%, 09/17/2028		200	179
2.70%, 07/16/2024		3,700	3,667
SVB Financial Group, 1.80%, 02/02/2031		523	450
2.10%, 05/15/2028		120	110
Svenska Handelsbanken AB, (Sweden),
Reg. S, 0.50%, 02/18/2030	EUR	975	982
Reg. S, (EUR Swap Rate 5 Year + 0.80%), 1.25%, 03/02/2028 (aa)	EUR	1,675	1,860
Sveriges Sakerstallda Obligationer AB, (Sweden),
Reg. S, 0.01%, 03/14/2030	EUR	100	101
Reg. S, 0.63%, 10/30/2025	EUR	100	109
Series 144, Reg. S, 1.00%, 06/21/2023	SEK	2,000	213
Series 146, Reg. S, 0.50%, 06/11/2025	SEK	2,000	205
Series 147, Reg. S, 2.00%, 06/17/2026	SEK	2,000	214
Swedbank AB, (Sweden),
Reg. S, 0.75%, 05/05/2025	EUR	700	768
Reg. S, 1.00%, 06/01/2022	EUR	425	471
Reg. S, (EUR Swap Rate 5 Year + 1.28%), 1.50%, 09/18/2028 (aa)	EUR	1,900	2,109
Tesco Personal Finance Group plc, (United Kingdom), Reg. S, 3.50%, 07/25/2025	GBP	100	132
Toronto-Dominion Bank (The), (Canada),
Reg. S, 0.25%, 03/26/2024	EUR	100	110
Reg. S, 0.38%, 04/27/2023	EUR	100	111
1.25%, 09/10/2026		20	19
2.35%, 03/08/2024		180	179
Truist Financial Corp.,
1.20%, 08/05/2025		160	151
3.88%, 03/19/2029		1,400	1,426
UBS Group AG, (Switzerland),
Reg. S, (EUR Swap Rate 1 Year + 0.77%), 0.25%, 11/05/2028 (aa)	EUR	1,200	1,222
Reg. S, (EUR Swap Rate 1 Year + 0.75%), 1.25%, 04/17/2025 (aa)	EUR	200	222
Reg. S, 1.75%, 11/16/2022	EUR	1,450	1,624
(CMT Index 1 Year + 1.10%), 2.75%, 02/11/2033 (e) (aa)		2,000	1,818
UniCredit Bank AG, (Germany),
Reg. S, 0.01%, 09/15/2028	EUR	50	52
Reg. S, 0.01%, 03/10/2031	EUR	125	125
Reg. S, 0.25%, 01/15/2032	EUR	50	50
Reg. S, 0.85%, 05/22/2034	EUR	50	52
Reg. S, 0.88%, 01/11/2029	EUR	100	109
UniCredit Bank Austria AG, (Austria), Reg. S, 0.05%, 09/21/2035	EUR	100	92
UniCredit SpA, (Italy),
Reg. S, 0.38%, 10/31/2026	EUR	100	107
Reg. S, (ICE LIBOR EUR 3 Month + 1.35%), 1.20%, 01/20/2026 (aa)	EUR	1,175	1,270

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(CMT Index 1 Year + 2.30%), 2.57%, 09/22/2026 (e) (aa)		3,000	2,775
United Overseas Bank Ltd., (Singapore), Reg. S, 0.01%, 12/01/2027	EUR	100	104
US Bancorp,
0.85%, 06/07/2024	EUR	700	775
(CMT Index 5 Year + 2.54%), 3.70%, 01/15/2027 (x) (aa)		2,300	2,082
Valiant Bank AG, (Switzerland), Reg. S, 0.00%, 07/31/2029	CHF	50	50
Virgin Money UK plc, (United Kingdom),
Reg. S, (EUR Swap Rate 1 Year + 0.85%), 0.38%, 05/27/2024 (aa)	EUR	225	248
Reg. S, (UK Gilts 1 Year + 2.80%), 4.00%, 09/25/2026 (aa)	GBP	100	133
Reg. S, (UK Gilts 5 Year + 5.25%), 5.13%, 12/11/2030 (aa)	GBP	500	679
Vseobecna Uverova Banka A/S, (Slovakia), Reg. S, 0.25%, 03/26/2024	EUR	100	110
Wells Fargo & Co.,
Reg. S, (ICE LIBOR EUR 3 Month + 1.85%), 1.74%, 05/04/2030 (aa)	EUR	1,200	1,305
Reg. S, 2.13%, 09/24/2031	GBP	500	596
(United States SOFR + 1.09%), 2.41%, 10/30/2025 (aa)		400	392
(United States SOFR + 2.53%), 3.07%, 04/30/2041 (aa)		1,975	1,772
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 06/17/2027 (aa)		1,590	1,573
3.75%, 01/24/2024		265	270
4.75%, 12/07/2046		95	103
Reg. S, 4.88%, 11/29/2035	GBP	500	750
(United States SOFR + 4.50%), 5.01%, 04/04/2051 (aa)		70	83
Westpac Banking Corp., (Australia),
Reg. S, 0.01%, 09/22/2028	EUR	100	102
Reg. S, 0.38%, 04/02/2026	EUR	100	108
Wirtschafts- und Infrastrukturbank Hessen, (Germany), 0.88%, 06/14/2028	EUR	100	110
Zuercher Kantonalbank, (Switzerland), Series 150, Reg. S, 0.10%, 03/31/2031	CHF	240	239

			347,442

Diversified Financial Services — 0.4%
Aareal Bank AG, (Germany),
Series 225, Reg. S, 0.13%, 02/01/2023	EUR	100	111
Series 236, Reg. S, 0.01%, 02/01/2028	EUR	100	104
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland), 4.50%, 09/15/2023		150	151
Affordable Housing Finance plc, (United Kingdom), Reg. S, 2.89%, 08/11/2043	GBP	100	145
Air Lease Corp., 2.63%, 07/01/2022		95	95
Ally Financial, Inc.,
1.45%, 10/02/2023		40	39
3.05%, 06/05/2023		40	40
American Express Co., 2.25%, 03/04/2025		25	25
Arkea Home Loans SFH SA, (France), Reg. S, 0.38%, 03/04/2024	EUR	100	110
Artesian Finance II plc, (United Kingdom), 6.00%, 09/30/2033	GBP	50	87
AXA Bank Europe SCF, (France),
Reg. S, 0.01%, 01/22/2027	EUR	100	105
Reg. S, 0.50%, 04/18/2025	EUR	100	110
AXA Home Loan SFH SA, (France), Reg. S, 0.13%, 06/25/2035	EUR	100	94
AyT Cedulas Cajas Global FTA, (Spain), Series 3, 3.75%, 12/14/2022	EUR	100	114
AyT Cedulas Cajas X Fondo de Titulizacion de Activos, (Spain), Series X, 3.75%, 06/30/2025	EUR	100	120

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
BPCE SFH SA, (France),
Reg. S, 0.01%, 10/16/2028	EUR	100	103
Reg. S, 0.01%, 05/27/2030	EUR	100	101
Reg. S, 0.01%, 01/29/2036	EUR	100	91
Reg. S, 0.13%, 12/03/2030	EUR	100	101
Reg. S, 0.63%, 09/22/2027	EUR	100	108
Reg. S, 0.75%, 09/02/2025	EUR	100	110
Reg. S, 2.38%, 11/29/2023	EUR	200	229
Brookfield Finance I UK plc, (United Kingdom), 2.34%, 01/30/2032		40	35
Brookfield Finance, Inc., (Canada),
3.50%, 03/30/2051		85	75
4.00%, 04/01/2024		40	41
Caisse de Refinancement de l’Habitat SA, (France),
Reg. S, 0.01%, 10/08/2029	EUR	100	102
Reg. S, 0.13%, 04/30/2027	EUR	100	106
Reg. S, 2.38%, 03/05/2024	CHF	50	56
3.90%, 10/20/2023	EUR	100	117
Capital One Financial Corp.,
0.80%, 06/12/2024	EUR	425	467
1.65%, 06/12/2029	EUR	578	611
(United States SOFR + 1.34%), 2.36%, 07/29/2032 (aa)		50	43
(United States SOFR + 1.29%), 2.64%, 03/03/2026 (aa)		70	69
Cedulas TDA 6 Fondo de Titulizacion de Activos, (Spain), Series A6, 3.88%, 05/23/2025	EUR	100	121
Charles Schwab Corp. (The), 1.15%, 05/13/2026		105	98
Clifford Capital Pte Ltd., (Singapore), Reg. S, 3.11%, 08/18/2032		200	190
CME Group, Inc., 2.65%, 03/15/2032		113	108
Credit Agricole Home Loan SFH SA, (France),
Reg. S, 0.01%, 04/12/2028	EUR	200	207
Reg. S, 0.13%, 12/16/2024	EUR	100	109
Reg. S, 0.38%, 09/30/2024	EUR	100	110
Reg. S, 0.50%, 02/19/2026	EUR	100	109
Reg. S, 0.88%, 08/11/2028	EUR	200	218
Reg. S, 0.88%, 05/06/2034	EUR	100	105
Credit Agricole Public Sector SCF SA, (France), Reg. S, 0.88%, 08/02/2027	EUR	100	110
Credit Mutuel Home Loan SFH SA, (France),
Reg. S, 0.01%, 07/20/2028	EUR	100	103
Reg. S, 0.75%, 09/15/2027	EUR	100	109
Reg. S, 1.00%, 01/30/2029	EUR	100	110
Reg. S, 4.13%, 01/19/2024	EUR	100	118
Danmarks Skibskredit A/S, (Denmark), Reg. S, 0.13%, 03/20/2025	EUR	100	108
DLR Kredit A/S, (Denmark), Series B, Reg. S, 1.00%, 10/01/2022	DKK	300	45
Harbour Funding plc, (United Kingdom), Reg. S, 5.28%, 03/31/2034	GBP	25	40
HSBC SFH France SA, (France), Reg. S, 0.75%, 03/22/2027	EUR	100	109
Hypo Tirol Bank AG, (Austria), Reg. S, 0.01%, 03/11/2031	EUR	100	99
Intercontinental Exchange, Inc.,
3.75%, 12/01/2025		25	26
4.25%, 09/21/2048		50	53
Jefferies Group LLC, 2.75%, 10/15/2032		1,420	1,269

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 2.63%, 10/15/2031		1,250	1,127
Jyske Realkredit A/S, (Denmark),
Reg. S, 0.01%, 10/01/2027	EUR	100	104
Reg. S, 1.00%, 10/01/2024	DKK	100	15
Reg. S, 1.50%, 10/01/2053	DKK	1,195	160
1.50%, 10/01/2053	DKK	2,596	342
Reg. S, 2.00%, 10/01/2053	DKK	500	67
Series 32lE, Reg. S, 1.00%, 04/01/2023	DKK	200	30
Series 32IE, Reg. S, 1.00%, 04/01/2025	DKK	400	60
La Banque Postale Home Loan SFH SA, (France),
Reg. S, 0.50%, 01/30/2026	EUR	100	109
Reg. S, 2.38%, 01/15/2024	EUR	100	114
London Stock Exchange Group plc, (United Kingdom), Reg. S, 1.75%, 12/06/2027	EUR	800	895
Mastercard, Inc.,
2.10%, 12/01/2027	EUR	1,025	1,191
3.85%, 03/26/2050		40	42
Nasdaq, Inc.,
0.88%, 02/13/2030	EUR	2,950	2,990
0.90%, 07/30/2033	EUR	500	482
1.75%, 03/28/2029	EUR	700	763
4.25%, 06/01/2024		60	62
Navient Solutions LLC, Zero Coupon, 10/03/2022		1,711	1,673
Nomura Holdings, Inc., (Japan),
1.85%, 07/16/2025		200	189
2.61%, 07/14/2031		1,255	1,128
2.65%, 01/16/2025		2,000	1,948
3.00%, 01/22/2032		1,320	1,216
Nordea Kredit Realkreditaktieselskab, (Denmark),
Reg. S, 1.00%, 10/01/2024 (e)	DKK	500	75
Reg. S, 1.00%, 04/01/2026 (e)	DKK	500	74
1.00%, 10/01/2026	DKK	500	74
Reg. S, 1.50%, 10/01/2053	DKK	3,600	475
Reg. S, 2.00%, 10/01/2053	DKK	500	67
Series CC2, Reg. S, 1.00%, 10/01/2050	DKK	595	77
Series CC2, Reg. S, 1.00%, 04/01/2025 (e)	DKK	200	30
Series CC2, 1.50%, 10/01/2053	DKK	598	80
Series CT2, Reg. S, 1.00%, 10/01/2022 (e)	DKK	400	60
Private Export Funding Corp., 0.55%, 07/30/2024 (e)		300	287
Series PP, 1.40%, 07/15/2028		775	715
Programa Cedulas TDA Fondo de Titulizacion de Activos, (Spain), Series A6, 4.25%, 04/10/2031	EUR	100	138
Prs Finance plc, (United Kingdom),
Reg. S, 1.75%, 11/24/2026	GBP	189	246
Reg. S, 2.00%, 01/23/2029	GBP	700	917
Realkredit Danmark A/S, (Denmark),
Series 10f, Reg. S, 1.00%, 01/01/2025 (e)	DKK	700	105
Series 10F, Reg. S, 1.00%, 01/01/2026 (e)	DKK	1,000	148
Series 22S, Reg. S, 0.00%, 10/01/2040 (e)	DKK	46	6
Series 23S, Reg. S, 1.50%, 10/01/2053	DKK	2,588	347
Series 27S, Reg. S, 1.50%, 10/01/2053	DKK	3,097	408
Series 28S, Reg. S, 2.00%, 10/01/2053	DKK	3,399	457

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
Societe Generale SFH SA, (France),
Reg. S, 0.01%, 10/29/2029	EUR	100	102
Reg. S, 0.50%, 01/20/2023	EUR	100	111
Reg. S, 0.50%, 06/02/2025	EUR	100	109
Reg. S, 0.50%, 01/28/2026	EUR	100	109
Sparebanken Vest Boligkreditt A/S, (Norway), Reg. S, 0.38%, 01/20/2032	EUR	100	101
Swedbank Hypotek AB, (Sweden),
Reg. S, 0.05%, 05/28/2025	EUR	100	108
Series 192, Reg. S, 1.00%, 03/15/2023	SEK	1,000	107
Series 193, Reg. S, 1.00%, 12/20/2023	SEK	500	53
Series 194, Reg. S, 1.00%, 09/18/2024	SEK	1,100	116
Series 195, Reg. S, 1.00%, 06/18/2025	SEK	1,500	156
Series 196, Reg. S, 1.00%, 03/18/2026	SEK	1,000	103
Series 197, Reg. S, 1.00%, 03/17/2027	SEK	700	70
THFC Funding No. 1 plc, (United Kingdom), Reg. S, 5.13%, 12/21/2035	GBP	50	81
Visa, Inc., 2.70%, 04/15/2040		160	146
Wellcome Trust Finance plc, (United Kingdom), Reg. S, 4.63%, 07/25/2036	GBP	225	376
Western Union Co. (The), 1.35%, 03/15/2026		1,900	1,753

			30,783

Insurance — 0.7%
Aflac, Inc., 4.75%, 01/15/2049		70	80
Alleghany Corp., 3.25%, 08/15/2051		15	13
Allianz SE, (Germany), Reg. S, (ICE EURIBOR Swap Rate 10 Year + 3.20%), 3.38%, 09/18/2024 (x) (aa)	EUR	2,400	2,748
American International Group, Inc., 3.40%, 06/30/2030		3,880	3,870
Aon Corp., 2.80%, 05/15/2030		50	48
Aon plc, (Ireland), 4.60%, 06/14/2044		10	10
Aquarius & Investments plc for Zurich Insurance Co. Ltd., (Ireland), Reg. S, (ICE LIBOR EUR 3 Month + 3.45%), 4.25%, 10/02/2043 (aa)	EUR	100	116
Arthur J Gallagher & Co., 3.05%, 03/09/2052		45	37
Assicurazioni Generali SpA, (Italy),
Reg. S, 3.88%, 01/29/2029	EUR	500	583
Reg. S, 4.13%, 05/04/2026	EUR	100	119
Athene Global Funding, 2.50%, 01/14/2025 (e)		20	19
Athene Holding Ltd., (Bermuda),
3.45%, 05/15/2052		27	22
3.95%, 05/25/2051		25	23
Aviva plc, (United Kingdom),
Reg. S, (UK Gilts 5 Year + 4.70%), 4.00%, 06/03/2055 (aa)	GBP	425	548
Reg. S, (UK Gilts 5 Year + 2.85%), 6.13%, 11/14/2036 (aa)	GBP	230	333
AXA SA, (France),
Reg. S, (ICE LIBOR EUR 3 Month + 2.40%), 1.38%, 10/07/2041 (aa)	EUR	625	619
Reg. S, (SONIA Interest Rate Benchmark + 2.87%), 6.69%, 07/06/2026 (x) (aa)	GBP	375	544
8.60%, 12/15/2030		150	198
Berkshire Hathaway Finance Corp.,
1.50%, 03/18/2030	EUR	2,200	2,423
2.38%, 06/19/2039	GBP	425	516
Berkshire Hathaway, Inc., 0.00%, 03/12/2025	EUR	1,000	1,078
BNP Paribas Cardif SA, (France), Reg. S, 1.00%, 11/29/2024	EUR	1,000	1,101

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Insurance — continued
Brown & Brown, Inc.,
4.20%, 09/15/2024		65	66
4.95%, 03/17/2052		55	59
Chubb INA Holdings, Inc., 1.55%, 03/15/2028	EUR	2,000	2,190
CNA Financial Corp., 2.05%, 08/15/2030		2,500	2,219
Corebridge Financial, Inc., 4.35%, 04/05/2042 (e) (w) (bb)		155	155
Credit Agricole Assurances SA, (France),
Reg. S, 2.00%, 07/17/2030	EUR	1,200	1,260
Reg. S, (EUR Swap Rate 5 Year + 4.35%), 4.50%, 10/14/2025 (x) (aa)	EUR	100	118
Enstar Group Ltd., (Bermuda),
3.10%, 09/01/2031		60	54
4.95%, 06/01/2029		90	93
Everest Reinsurance Holdings, Inc., 3.50%, 10/15/2050		745	664
Fairfax Financial Holdings Ltd., (Canada), 3.38%, 03/03/2031		2,000	1,871
First American Financial Corp., 2.40%, 08/15/2031		220	193
Jackson Financial, Inc., 4.00%, 11/23/2051 (e)		5	4
Legal & General Finance plc, (United Kingdom), Reg. S, 5.88%, 04/05/2033	GBP	225	378
Legal & General Group plc, (United Kingdom),
Reg. S, (UK Gilts 5 Year + 5.25%), 4.50%, 11/01/2050 (aa)	GBP	425	572
Reg. S, (UK Gilts 5 Year + 4.65%), 5.13%, 11/14/2048 (aa)	GBP	300	420
Liberty Mutual Finance Europe DAC, (Ireland), Reg. S, 1.75%, 03/27/2024	EUR	2,000	2,246
Liberty Mutual Group, Inc., 3.95%, 10/15/2050 (e)		830	785
Loews Corp., 3.20%, 05/15/2030		10	10
M&G plc, (United Kingdom), Reg. S, (UK Gilts 5 Year + 4.16%), 5.56%, 07/20/2055 (aa)	GBP	425	601
Markel Corp.,
3.45%, 05/07/2052		1,000	887
3.50%, 11/01/2027		5	5
Marsh & McLennan Cos., Inc.,
1.98%, 03/21/2030	EUR	3,150	3,465
4.20%, 03/01/2048		190	196
4.75%, 03/15/2039		179	197
4.90%, 03/15/2049		105	122
MetLife, Inc., 4.05%, 03/01/2045		100	102
Metropolitan Life Global Funding I,
Reg. S, 0.38%, 04/09/2024	EUR	1,125	1,234
Reg. S, 0.55%, 06/16/2027	EUR	775	814
Reg. S, 1.63%, 09/21/2029	GBP	1,125	1,378
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal, (France),
Reg. S, 0.63%, 06/21/2027	EUR	1,000	1,023
Reg. S, (ICE LIBOR EUR 3 Month + 3.45%), 2.13%, 06/21/2052 (aa)	EUR	1,000	997
NN Group NV, (Netherlands), Reg. S, (ICE LIBOR EUR 3 Month + 4.00%), 4.50%, 01/15/2026 (x) (aa)	EUR	1,350	1,592
Old Republic International Corp., 3.85%, 06/11/2051		105	97
Pension Insurance Corp. plc, (United Kingdom), Reg. S, 5.63%, 09/20/2030	GBP	1,121	1,614
Phoenix Group Holdings plc, (United Kingdom),
Reg. S, 5.63%, 04/28/2031	GBP	1,400	2,007
Reg. S, 6.63%, 12/18/2025	GBP	425	616
Principal Financial Group, Inc., 3.10%, 11/15/2026		1,400	1,379
Progressive Corp. (The), 4.13%, 04/15/2047		50	53

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Insurance — continued
Sampo OYJ, (Finland),
Reg. S, (ICE LIBOR EUR 3 Month + 3.60%), 2.50%, 09/03/2052 (aa)	EUR	525	544
Reg. S, (ICE LIBOR EUR 3 Month + 4.05%), 3.38%, 05/23/2049 (aa)	EUR	675	768
Stewart Information Services Corp., 3.60%, 11/15/2031		47	43
Unum Group,
4.00%, 06/15/2029		1,700	1,738
4.13%, 06/15/2051		900	785
W R Berkley Corp.,
3.55%, 03/30/2052		20	18
4.00%, 05/12/2050		700	679
Willis North America, Inc.,
2.95%, 09/15/2029		50	47
3.60%, 05/15/2024		100	101
XLIT Ltd., (Cayman Islands), (ICE LIBOR EUR 3 Month + 2.90%), 3.25%, 06/29/2047 (aa)	EUR	1,300	1,477

			52,984

Investment Companies — 0.1%
Ares Capital Corp.,
2.15%, 07/15/2026		230	208
3.25%, 07/15/2025		90	88
3.88%, 01/15/2026		37	36
4.25%, 03/01/2025		165	165
Bain Capital Specialty Finance, Inc., 2.95%, 03/10/2026		140	131
Barings BDC, Inc., 3.30%, 11/23/2026 (e)		50	46
Blackstone Private Credit Fund, 2.70%, 01/15/2025 (e)		190	181
3.25%, 03/15/2027 (e)		80	74
Blackstone Secured Lending Fund, 2.85%, 09/30/2028 (e)		150	130
FS KKR Capital Corp.,
1.65%, 10/12/2024		200	188
2.63%, 01/15/2027		145	133
3.25%, 07/15/2027		80	74
3.40%, 01/15/2026		240	232
Goldman Sachs BDC, Inc., 2.88%, 01/15/2026		220	212
Golub Capital BDC, Inc., 2.50%, 08/24/2026		100	92
Investor AB, (Sweden),
Reg. S, 0.38%, 10/29/2035	EUR	425	388
Reg. S, 1.50%, 09/12/2030	EUR	700	769
Main Street Capital Corp., 3.00%, 07/14/2026		155	144
MDGH GMTN RSC Ltd., (United Arab Emirates), Reg. S, 1.00%, 03/10/2034	EUR	300	309
Prospect Capital Corp.,
3.36%, 11/15/2026		75	69
3.44%, 10/15/2028		80	68
Wendel SE, (France), Reg. S, 1.00%, 06/01/2031	EUR	2,300	2,330

			6,067

Private Equity — 0.0% (g)
3i Group plc, (United Kingdom), Reg. S, 5.75%, 12/03/2032	GBP	350	559
Hercules Capital, Inc., 2.63%, 09/16/2026		120	110
3.38%, 01/20/2027		80	75

			744

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Real Estate — 0.5%
Annington Funding plc, (United Kingdom), Reg. S, 1.65%, 07/12/2024	EUR	2,000	2,211
Blackstone Property Partners Europe Holdings Sarl, (Luxembourg),
Reg. S, 0.50%, 09/12/2023	EUR	2,200	2,419
Reg. S, 2.00%, 02/15/2024	EUR	500	559
Reg. S, 2.63%, 10/20/2028	GBP	575	705
Broadgate Financing plc, (United Kingdom), Series A4, Reg. S, 4.82%, 07/05/2033	GBP	50	78
CBRE Services, Inc., 2.50%, 04/01/2031		425	384
Citycon Treasury BV, (Netherlands), Reg. S, 2.50%, 10/01/2024	EUR	1,575	1,762
Clarion Funding plc, (United Kingdom), Reg. S, 2.63%, 01/18/2029	GBP	100	132
CTP NV, (Netherlands),
Reg. S, 0.63%, 11/27/2023	EUR	750	820
Reg. S, 0.63%, 09/27/2026	EUR	1,800	1,810
Reg. S, 1.25%, 06/21/2029	EUR	300	290
Reg. S, 1.50%, 09/27/2031	EUR	800	745
Fastighets AB Balder, (Sweden), Reg. S, 1.88%, 01/23/2026	EUR	1,000	1,100
Heimstaden Bostad AB, (Sweden), Reg. S, 1.13%, 01/21/2026	EUR	1,200	1,285
HOWOGE Wohnungs-baugesellschaft mbH, (Germany), Reg. S, 1.13%, 11/01/2033	EUR	100	101
Logicor 2019-1 UK plc, (United Kingdom), Reg. S, 1.88%, 11/17/2026	GBP	425	546
Logicor Financing Sarl, (Luxembourg),
Reg. S, 0.75%, 07/15/2024	EUR	1,500	1,636
Reg. S, 1.50%, 07/13/2026	EUR	1,200	1,293
London & Quadrant Housing Trust, (United Kingdom),
Reg. S, 2.00%, 10/20/2038	GBP	425	488
Reg. S, 2.63%, 02/28/2028	GBP	625	828
Reg. S, 2.75%, 07/20/2057	GBP	225	280
Meadowhall Finance plc, (United Kingdom), Series A1, Reg. S, 4.99%, 01/12/2032	GBP	30	43
Notting Hill Genesis, (United Kingdom), Reg. S, 2.00%, 06/03/2036	GBP	300	352
Ontario Teachers’ Cadillac Fairview Properties Trust, (Canada),
2.50%, 10/15/2031 (e)		580	531
4.13%, 02/01/2029 (e)		2,100	2,178
Orbit Capital plc, (United Kingdom), Reg. S, 3.38%, 06/14/2048	GBP	425	588
Sagax Euro Mtn NL BV, (Netherlands), Reg. S, 1.00%, 05/17/2029	EUR	2,200	2,088
Samhallsbyggnadsbolaget i Norden AB, (Sweden),
Reg. S, 1.00%, 08/12/2027	EUR	1,575	1,520
Reg. S, 1.75%, 01/14/2025	EUR	850	908
Sinochem Offshore Capital Co. Ltd., (British Virgin Islands), Reg. S, 0.75%, 11/25/2025	EUR	500	528
Sirius Real Estate Ltd., (Guernsey), Reg. S, 1.75%, 11/24/2028	EUR	1,600	1,545
Telereal Securitisation plc, (United Kingdom), Series B4, 6.16%, 12/10/2031	GBP	44	65
Tesco Property Finance 1 plc, (United Kingdom), Reg. S, 7.62%, 07/13/2039	GBP	82	143
Tesco Property Finance 3 plc, (United Kingdom), Reg. S, 5.74%, 04/13/2040	GBP	47	73
Trafford Centre Finance Ltd. (The), (Cayman Islands), Series A2, Reg. S, 6.50%, 07/28/2033	GBP	36	54
Vonovia Finance BV, (Netherlands),
Reg. S, 0.63%, 07/09/2026	EUR	300	317
Reg. S, 0.88%, 07/03/2023	EUR	100	111
Reg. S, 1.00%, 01/28/2041	EUR	1,100	909
Reg. S, 1.63%, 04/07/2024	EUR	500	559
Vonovia SE, (Germany), Reg. S, 0.75%, 09/01/2032	EUR	1,700	1,616

			33,600

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
REITS — 0.7%
Aedifica SA, (Belgium), Reg. S, 0.75%, 09/09/2031	EUR	600	561
Alexandria Real Estate Equities, Inc., 1.88%, 02/01/2033		40	34
Altarea SCA, (France), Reg. S, 1.75%, 01/16/2030	EUR	200	191
American Campus Communities Operating Partnership LP, 3.30%, 07/15/2026		20	20
American Homes 4 Rent LP, 3.38%, 07/15/2051		15	12
American Tower Corp.,
0.40%, 02/15/2027	EUR	700	723
0.88%, 05/21/2029	EUR	1,500	1,517
1.30%, 09/15/2025		60	56
1.38%, 04/04/2025	EUR	1,050	1,163
2.70%, 04/15/2031		50	45
2.95%, 01/15/2051		100	79
3.38%, 05/15/2024		25	25
3.65%, 03/15/2027 (w)		270	270
Brixmor Operating Partnership LP,
2.50%, 08/16/2031		20	18
4.05%, 07/01/2030		1,175	1,179
4.13%, 06/15/2026		2,300	2,345
4.13%, 05/15/2029		875	898
Camden Property Trust, 3.35%, 11/01/2049		10	9
Crown Castle International Corp.,
1.35%, 07/15/2025		200	187
2.50%, 07/15/2031		30	27
2.90%, 04/01/2041		50	41
CubeSmart LP,
2.25%, 12/15/2028		65	59
2.50%, 02/15/2032		150	135
EPR Properties, 3.60%, 11/15/2031		15	14
Equinix, Inc.,
1.00%, 03/15/2033	EUR	1,000	932
2.63%, 11/18/2024		120	118
ERP Operating LP, 2.85%, 11/01/2026		50	49
Extra Space Storage LP, 2.35%, 03/15/2032		125	110
GLP Capital LP / GLP Financing II, Inc.,
3.25%, 01/15/2032		780	708
3.35%, 09/01/2024		20	20
4.00%, 01/15/2030		5	5
5.30%, 01/15/2029		135	142
5.38%, 11/01/2023		30	31
5.75%, 06/01/2028		60	64
Hammerson plc, (United Kingdom), Reg. S, 7.25%, 04/21/2028	GBP	400	585
Healthpeak Properties, Inc., 3.00%, 01/15/2030		1,400	1,345
Host Hotels & Resorts LP, Series J, 2.90%, 12/15/2031		415	371
Invitation Homes Operating Partnership LP, 2.00%, 08/15/2031		50	43
Kimco Realty Corp., 2.70%, 10/01/2030		1,900	1,770
Life Storage LP,
3.50%, 07/01/2026		205	206
3.88%, 12/15/2027		50	51
MPT Operating Partnership LP / MPT Finance Corp., 0.99%, 10/15/2026	EUR	1,650	1,699

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
REITS — continued
Office Properties Income Trust,
2.65%, 06/15/2026		15	14
3.45%, 10/15/2031		188	162
Omega Healthcare Investors, Inc., 4.50%, 04/01/2027		16	16
Prologis Euro Finance LLC, 0.25%, 09/10/2027	EUR	1,425	1,468
Prologis LP,
2.13%, 10/15/2050		20	15
2.25%, 06/30/2029	GBP	600	760
3.25%, 10/01/2026		50	51
Public Storage,
0.88%, 02/15/2026		50	46
2.25%, 11/09/2031		130	119
2.30%, 05/01/2031		230	213
3.09%, 09/15/2027		110	110
3.39%, 05/01/2029		145	146
Rayonier LP, 2.75%, 05/17/2031		165	151
Realty Income Corp.,
1.63%, 12/15/2030	GBP	100	119
1.75%, 07/13/2033	GBP	1,100	1,267
2.85%, 12/15/2032		800	754
3.00%, 01/15/2027		2,000	1,972
3.10%, 12/15/2029		800	782
3.88%, 04/15/2025		100	101
Segro Capital Sarl, (Luxembourg),
Reg. S, 0.50%, 09/22/2031	EUR	1,700	1,647
Reg. S, 1.88%, 03/23/2030	EUR	825	908
Simon International Finance SCA, (Luxembourg),
Reg. S, 1.13%, 03/19/2033	EUR	1,000	971
Reg. S, 1.25%, 05/13/2025	EUR	425	467

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
REITS — continued
Simon Property Group LP,
1.38%, 01/15/2027		70	64
2.25%, 01/15/2032		2,170	1,935
2.65%, 02/01/2032		100	92
3.50%, 09/01/2025		80	81
Sun Communities Operating LP, 2.30%, 11/01/2028		100	91
UDR, Inc., 3.00%, 08/15/2031		140	133
Unibail-Rodamco-Westfield SE, (France), Reg. S, 1.38%, 12/04/2031	EUR	800	810
Ventas Realty LP, 4.13%, 01/15/2026		2,300	2,355
Welltower, Inc., 2.75%, 01/15/2031		50	46
3.10%, 01/15/2030		2,400	2,311
3.85%, 06/15/2032		75	76
4.50%, 01/15/2024		3,500	3,579
4.50%, 12/01/2034	GBP	300	436
4.80%, 11/20/2028	GBP	850	1,232
Weyerhaeuser Co.,
4.00%, 11/15/2029		35	36
4.00%, 04/15/2030		1,500	1,545
4.00%, 03/09/2052		25	25
WP Carey, Inc., 2.25%, 04/01/2033		1,000	854
WPC Eurobond BV, (Netherlands),
0.95%, 06/01/2030	EUR	1,800	1,738
1.35%, 04/15/2028	EUR	425	444

			47,999

Savings & Loans — 0.0% (g)
Coventry Building Society, (United Kingdom), Reg. S, 0.01%, 07/07/2028	EUR	100	103
Nationwide Building Society, (United Kingdom),
Reg. S, 0.63%, 03/25/2027	EUR	100	108
Reg. S, 5.63%, 01/28/2026	GBP	100	149
Yorkshire Building Society, (United Kingdom), Reg. S, 0.01%, 10/13/2027	EUR	100	104

			464

Total Financial			520,083

Government — 2.0%
Multi-National — 1.0%
African Development Bank, (Supranational),
0.25%, 11/21/2024	EUR	925	1,013
0.88%, 05/24/2028	EUR	200	220
1.63%, 09/16/2022		65	65
Asian Development Bank, (Supranational),
Reg. S, 0.03%, 01/31/2030	EUR	1,850	1,886
0.35%, 07/16/2025	EUR	800	873
1.63%, 01/24/2023		280	280
1.75%, 09/13/2022		270	271
2.63%, 01/30/2024		258	260
Council Of Europe Development Bank, (Supranational),
Reg. S, 0.00%, 04/09/2027	EUR	2,000	2,121
Reg. S, 0.38%, 10/27/2022	EUR	725	805
Reg. S, 0.38%, 03/27/2025	EUR	175	192
Reg. S, 0.63%, 01/30/2029	EUR	800	866
Reg. S, 0.75%, 06/09/2025	EUR	50	56

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Multi-National — continued
Erste Abwicklungsanstalt, (Germany), Reg. S, 0.01%, 11/03/2023	EUR	1,000	1,101
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial, (Supranational),
Reg. S, 0.25%, 04/25/2023	EUR	825	915
4.55%, 03/30/2027	CAD	400	341
5.50%, 06/07/2032	GBP	300	511
European Bank for Reconstruction & Development, (Supranational),
0.00%, 01/10/2024	EUR	2,000	2,198
0.25%, 07/10/2023		95	93
6.45%, 12/13/2022	IDR	10,000,000	710
European Investment Bank, (Supranational),
0.00%, 10/16/2023	EUR	3,200	3,536
0.00%, 03/15/2024	EUR	300	330
0.00%, 03/25/2025	EUR	10,200	11,100
Reg. S, 0.00%, 03/13/2026	EUR	700	754
Reg. S, 0.00%, 06/17/2027	EUR	1,500	1,597
Zero Coupon, 05/28/2037 (e)	CAD	150	70
Reg. S, 0.01%, 11/15/2035	EUR	200	187
Reg. S, 0.05%, 05/24/2024	EUR	2,000	2,198
0.05%, 01/16/2030	EUR	1,500	1,549
Reg. S, 0.13%, 12/14/2026	GBP	975	1,182
Reg. S, 0.25%, 06/15/2040	EUR	50	46
Reg. S, 0.38%, 04/14/2026	EUR	3,000	3,280
0.63%, 07/25/2025		100	94
Reg. S, 0.88%, 12/15/2023	GBP	1,375	1,782
0.88%, 09/13/2047	EUR	100	102
Reg. S, 1.00%, 04/14/2032	EUR	1,675	1,841
Reg. S, 1.00%, 11/14/2042	EUR	2,475	2,636
Reg. S, 1.13%, 09/15/2036	EUR	2,050	2,225
Reg. S, 1.38%, 03/07/2025	GBP	100	130
1.50%, 10/16/2048	EUR	445	524
1.63%, 03/14/2025		200	195
Reg. S, 2.25%, 10/14/2022	EUR	4,100	4,601
Reg. S, 2.50%, 10/31/2022	GBP	1,000	1,325
2.50%, 03/15/2023		180	181
2.75%, 09/13/2030	EUR	130	165
Reg. S, 3.00%, 09/28/2022	EUR	4,600	5,175
3.13%, 12/14/2023		250	253
3.25%, 01/29/2024		315	320
Reg. S, 3.63%, 03/14/2042	EUR	25	39
Reg. S, 4.50%, 03/07/2044	GBP	1,100	2,067
Reg. S, 6.27%, 08/28/2024	IDR	10,000,000	712
Series 1981, 2.63%, 03/15/2035	EUR	40	51
Series DIP, Reg. S, 4.63%, 10/12/2054	GBP	555	1,169
FMS Wertmanagement, (Germany), Reg. S, 1.13%, 03/20/2023	GBP	1,200	1,571
Inter-American Development Bank, (Supranational), 1.25%, 12/15/2023	GBP	1,650	2,151
2.13%, 01/15/2025		290	287
2.50%, 01/18/2023		230	232
2.63%, 01/16/2024		230	231
3.00%, 02/21/2024		100	101
7.88%, 03/14/2023	IDR	10,000,000	720

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Multi-National — continued
International Development Association, (Supranational), Reg. S, 0.00%, 10/19/2026	EUR	500	529
International Finance Corp., (Supranational), 2.88%, 07/31/2023		80	81
North American Development Bank, (Supranational),
Reg. S, 0.20%, 11/28/2028	CHF	200	204
2.40%, 10/26/2022		303	305

			72,605

Municipal — 0.0% (g)
Transport for London, (United Kingdom),
Reg. S, 4.00%, 09/12/2033	GBP	500	719
5.00%, 03/31/2035	GBP	300	462

			1,181

Regional (State/Province) — 0.0% (g)
KAF Kaerntner Ausgleichszahlungs-Fonds, (Austria), Reg. S, Zero Coupon, 01/14/2032	EUR	560	542
UK Municipal Bonds Agency Finance Co. Designated Activity Co., (Ireland), Reg. S, 1.63%, 08/26/2060	GBP	100	105

			647

Sovereign — 1.0%
European Financial Stability Facility, (Luxembourg),
Reg. S, 0.00%, 10/13/2027	EUR	1,325	1,402
Reg. S, 0.00%, 01/20/2031	EUR	5,000	5,064
Reg. S, 0.05%, 01/18/2052	EUR	500	387
Reg. S, 0.13%, 10/17/2023	EUR	3,500	3,876
Reg. S, 0.40%, 02/17/2025	EUR	1,000	1,103
Reg. S, 0.50%, 01/20/2023	EUR	2,425	2,701
Reg. S, 0.50%, 07/11/2025	EUR	1,000	1,104
Reg. S, 0.63%, 10/16/2026	EUR	100	110
Reg. S, 0.70%, 01/20/2050	EUR	1,300	1,252
Reg. S, 0.88%, 04/10/2035	EUR	1,500	1,588
Reg. S, 1.20%, 02/17/2045	EUR	1,225	1,337
Reg. S, 1.45%, 09/05/2040	EUR	170	193
Reg. S, 1.75%, 07/17/2053	EUR	1,050	1,303
Reg. S, 2.25%, 09/05/2022	EUR	3,700	4,140
Reg. S, 2.75%, 12/03/2029	EUR	520	652
European Stability Mechanism, (Supranational),
Reg. S, 0.00%, 10/18/2022	EUR	2,000	2,217
Reg. S, 0.00%, 02/10/2023	EUR	100	111
Reg. S, 0.01%, 03/04/2030	EUR	1,000	1,025
Reg. S, 0.10%, 07/31/2023	EUR	2,000	2,216
Reg. S, 0.50%, 03/02/2026	EUR	2,900	3,183
Reg. S, 0.75%, 09/05/2028	EUR	1,450	1,591
Reg. S, 0.88%, 07/18/2042	EUR	20	20
Reg. S, 1.75%, 10/20/2045	EUR	550	673
Reg. S, 1.80%, 11/02/2046	EUR	920	1,137
Reg. S, 1.85%, 12/01/2055	EUR	80	104
Reg. S, 2.13%, 11/20/2023	EUR	700	799

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Sovereign — continued
European Union, (Supranational),
Reg. S, 0.00%, 07/06/2026	EUR	3,350	3,609
Reg. S, 0.00%, 10/04/2028	EUR	1,000	1,047
Reg. S, 0.00%, 04/22/2031	EUR	3,000	3,025
Reg. S, 0.25%, 04/22/2036	EUR	1,500	1,448
Reg. S, 0.45%, 07/04/2041	EUR	500	473
Reg. S, 0.50%, 04/04/2025	EUR	1,875	2,074
Reg. S, 0.63%, 11/04/2023	EUR	925	1,033
Reg. S, 0.70%, 07/06/2051	EUR	1,000	951
Reg. S, 0.75%, 04/04/2031	EUR	2,025	2,189
Reg. S, 1.13%, 04/04/2036	EUR	665	724
Reg. S, 3.75%, 04/04/2042	EUR	15	24
Series SURE, Reg. S, 0.00%, 11/04/2025	EUR	2,698	2,927
Series SURE, Reg. S, 0.00%, 06/02/2028	EUR	2,500	2,629
Series SURE, Reg. S, 0.00%, 07/04/2035	EUR	350	330
Series SURE, Reg. S, 0.10%, 10/04/2040	EUR	3,975	3,550
Series SURE, Reg. S, 0.20%, 06/04/2036	EUR	3,000	2,875
Series SURE, Reg. S, 0.30%, 11/04/2050	EUR	1,220	1,034
HM Treasury UK Sovereign Sukuk plc, (United Kingdom), Reg. S, 0.33%, 07/22/2026	GBP	900	1,121
LCR Finance plc, (United Kingdom),
Reg. S, 4.50%, 12/07/2028	GBP	300	460
Reg. S, 4.50%, 12/07/2038	GBP	110	193
5.10%, 03/07/2051	GBP	50	108

			71,112

Total Government			145,545

Industrial — 1.0%
Aerospace/Defense — 0.1%
Airbus SE, (Netherlands),
Reg. S, 2.00%, 04/07/2028	EUR	100	115
Reg. S, 2.38%, 06/09/2040	EUR	900	1,013
BAE Systems plc, (United Kingdom), 1.90%, 02/15/2031 (e)		1,350	1,172
Boeing Co. (The), 4.51%, 05/01/2023		170	173
4.88%, 05/01/2025		200	206
5.71%, 05/01/2040		2,300	2,588
5.81%, 05/01/2050		50	58
General Dynamics Corp., 2.25%, 06/01/2031		100	94
Raytheon Technologies Corp., 3.20%, 03/15/2024		30	30
3.95%, 08/16/2025		140	145
7.20%, 08/15/2027		20	24
Teledyne Technologies, Inc., 2.75%, 04/01/2031		795	737
Thales SA, (France), Reg. S, 0.00%, 03/26/2026	EUR	600	636

			6,991

Building Materials — 0.1%
Aliaxis Finance SA, (Belgium), Reg. S, 0.88%, 11/08/2028	EUR	800	796
Buzzi Unicem SpA, (Italy), Reg. S, 2.13%, 04/28/2023	EUR	1,225	1,370
Carrier Global Corp.,
2.24%, 02/15/2025		20	19
2.49%, 02/15/2027		10	10

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Building Materials — continued
Eagle Materials, Inc., 2.50%, 07/01/2031		175	155
Lennox International, Inc., 1.35%, 08/01/2025		27	25
Martin Marietta Materials, Inc.,
3.20%, 07/15/2051		85	73
4.25%, 07/02/2024		4,540	4,648
Owens Corning, 3.95%, 08/15/2029		1,000	1,018
Vulcan Materials Co.,
3.50%, 06/01/2030		60	60
4.70%, 03/01/2048		440	475

			8,649

Electrical Components & Equipment — 0.0% (g)
Emerson Electric Co., 2.00%, 12/21/2028		115	108
2.80%, 12/21/2051		40	34
Schneider Electric SE, (France), Reg. S, 1.50%, 09/08/2023	EUR	1,000	1,124
Signify NV, (Netherlands),
Reg. S, 2.00%, 05/11/2024	EUR	550	619
Reg. S, 2.38%, 05/11/2027	EUR	175	198

			2,083

Electronics — 0.1%
Agilent Technologies, Inc.,
2.10%, 06/04/2030		282	253
2.30%, 03/12/2031		170	154
2.75%, 09/15/2029		60	57
3.05%, 09/22/2026		100	99
Allegion US Holding Co., Inc., 3.20%, 10/01/2024		85	84
Amphenol Corp., 2.80%, 02/15/2030		147	139
Amphenol Technologies Holding GmbH, (Germany), Reg. S, 0.75%, 05/04/2026	EUR	1,325	1,435
Arrow Electronics, Inc.,
2.95%, 02/15/2032		80	74
3.88%, 01/12/2028		50	50
Avnet, Inc., 3.00%, 05/15/2031		9	8
Flex Ltd., (Singapore), 3.75%, 02/01/2026		25	25
Jabil, Inc., 1.70%, 04/15/2026		150	139
Keysight Technologies, Inc.,
4.55%, 10/30/2024		200	206
4.60%, 04/06/2027		55	58
TD SYNNEX Corp.,
1.25%, 08/09/2024 (e)		150	143
1.75%, 08/09/2026 (e)		65	59
2.65%, 08/09/2031 (e)		155	133
Trimble, Inc.,
4.15%, 06/15/2023		100	101
4.90%, 06/15/2028		235	244

			3,461

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Engineering & Construction — 0.1%
Aeroporti di Roma SpA, (Italy), Series A4, 5.44%, 02/20/2023	GBP	50	67
Aeroports de Paris, (France),
Reg. S, 1.00%, 01/05/2029	EUR	300	317
Reg. S, 1.50%, 07/02/2032	EUR	100	105
Reg. S, 2.75%, 04/02/2030	EUR	2,500	2,970
Cellnex Finance Co. SA, (Spain), Reg. S, 2.00%, 02/15/2033	EUR	1,200	1,131
CRCC Hean Ltd., (Hong Kong), Reg. S, 0.88%, 05/20/2026	EUR	300	323
Heathrow Funding Ltd., (Jersey),
Reg. S, 4.63%, 10/31/2046	GBP	325	494
Reg. S, 6.45%, 12/10/2031	GBP	225	371
Reg. S, 6.75%, 12/03/2026	GBP	50	76
Reg. S, 7.13%, 02/14/2024	GBP	425	598
Royal Schiphol Group NV, (Netherlands), Reg. S, 0.38%, 09/08/2027	EUR	300	315
Vantage Towers AG, (Germany), Reg. S, 0.38%, 03/31/2027	EUR	600	621
Worley US Finance Sub Ltd., Reg. S, 0.88%, 06/09/2026	EUR	575	602

			7,990

Environmental Control — 0.0% (g)
Republic Services, Inc.,
2.38%, 03/15/2033		300	269
2.50%, 08/15/2024		50	50
Waste Connections, Inc., (Canada),
2.60%, 02/01/2030		200	188
4.25%, 12/01/2028		30	31

			538

Hand/Machine Tools — 0.0% (g)
Snap-on, Inc., 3.10%, 05/01/2050		30	27

Machinery - Construction & Mining — 0.0% (g)
Caterpillar Financial Services Corp., 0.80%, 11/13/2025		150	140
Metso Outotec OYJ, (Finland), Reg. S, 0.88%, 05/26/2028	EUR	500	511
Oshkosh Corp., 3.10%, 03/01/2030		5	5

			656

Machinery - Diversified — 0.1%
Atlas Copco AB, (Sweden), Reg. S, 0.63%, 08/30/2026	EUR	425	460
CNH Industrial Finance Europe SA, (Luxembourg), Reg. S, 0.00%, 04/01/2024	EUR	1,000	1,086
Highland Holdings Sarl, (Luxembourg), 0.93%, 12/15/2031	EUR	1,050	1,045
IDEX Corp.,
2.63%, 06/15/2031		140	127
3.00%, 05/01/2030		332	314
John Deere Cash Management SARL, (Luxembourg), Reg. S, 1.65%, 06/13/2039	EUR	425	460
Otis Worldwide Corp.,
2.06%, 04/05/2025		20	19
3.36%, 02/15/2050		10	9
Rockwell Automation, Inc., 2.80%, 08/15/2061		10	8
Westinghouse Air Brake Technologies Corp.,
3.20%, 06/15/2025		50	49
4.40%, 03/15/2024		1,800	1,834

			5,411

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Miscellaneous Manufacturers — 0.2%
Alfa Laval Treasury International AB, (Sweden), Reg. S, 1.38%, 09/12/2022	EUR	900	998
Alstom SA, (France), Reg. S, 0.00%, 01/11/2029	EUR	200	194
Carlisle Cos., Inc., 2.20%, 03/01/2032		100	87
Eaton Capital Unlimited Co., (Ireland), Reg. S, 0.70%, 05/14/2025	EUR	1,325	1,449
GE Capital International Funding Co. Unlimited Co., (Ireland), 4.42%, 11/15/2035		200	215
GE Capital UK Funding Unlimited Co., (Ireland), Reg. S, 5.88%, 01/18/2033	GBP	950	1,516
General Electric Co.,
Reg. S, 5.25%, 12/07/2028	GBP	500	744
Reg. S, 5.38%, 12/18/2040	GBP	4	6
Illinois Tool Works, Inc., 1.25%, 05/22/2023	EUR	1,025	1,145
Parker-Hannifin Corp.,
1.13%, 03/01/2025	EUR	850	936
4.00%, 06/14/2049		25	25
Pentair Finance Sarl, (Luxembourg), 4.50%, 07/01/2029		2,000	2,087
Siemens Financieringsmaatschappij NV, (Netherlands), Reg. S, 0.30%, 02/28/2024	EUR	20	22
Textron, Inc., 2.45%, 03/15/2031		1,900	1,720
Trane Technologies Luxembourg Finance SA, (Luxembourg), 4.50%, 03/21/2049		15	16

			11,160

Packaging & Containers — 0.1%
Ball Corp., 0.88%, 03/15/2024	EUR	2,000	2,193
DS Smith plc, (United Kingdom), Reg. S, 0.88%, 09/12/2026	EUR	2,300	2,421
Packaging Corp. of America, 3.05%, 10/01/2051		35	30
Sealed Air Corp., 5.50%, 09/15/2025 (e)		1,460	1,530
SIG Combibloc PurchaseCo. Sarl, (Luxembourg), Reg. S, 1.88%, 06/18/2023	EUR	2,000	2,226
Smurfit Kappa Treasury ULC, (Ireland), Reg. S, 1.00%, 09/22/2033	EUR	950	914

			9,314

Transportation — 0.2%
AP Moller - Maersk A/S, (Denmark),
Reg. S, 1.75%, 03/16/2026	EUR	850	957
Reg. S, 4.00%, 04/04/2025	GBP	800	1,095
Brambles Finance Ltd., (Australia), Reg. S, 2.38%, 06/12/2024	EUR	425	480
Burlington Northern Santa Fe LLC,
3.30%, 09/15/2051		20	19
4.15%, 04/01/2045		50	53
4.55%, 09/01/2044		170	188
4.95%, 09/15/2041		700	806
5.40%, 06/01/2041		70	85
Canadian Pacific Railway Co., (Canada), 3.10%, 12/02/2051		210	185
Deutsche Bahn Finance GMBH, (Germany),
Reg. S, 0.10%, 01/28/2036	CHF	150	136
Reg. S, 0.50%, 04/09/2027	EUR	140	152
Reg. S, 1.13%, 05/29/2051	EUR	112	106
Reg. S, 1.38%, 03/28/2031	EUR	2,000	2,216
Reg. S, 1.38%, 04/16/2040	EUR	50	51

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Transportation — continued
Reg. S, 1.50%, 08/26/2024	CHF	500	556
Reg. S, 1.50%, 12/08/2032	EUR	200	223
Reg. S, 1.63%, 08/16/2033	EUR	189	211
1.99%, 07/08/2030	AUD	200	129
Reg. S, 2.75%, 06/20/2022	GBP	500	659
Reg. S, 3.50%, 09/27/2024	AUD	300	228
Series CB, Reg. S, (EUR Swap Rate 5 Year + 1.89%), 1.60%, 07/18/2029 (x) (aa)	EUR	1,700	1,700
Ferrovie dello Stato Italiane SpA, (Italy), Reg. S, 1.50%, 06/27/2025	EUR	810	909
Kansas City Southern, 4.20%, 11/15/2069		10	10
La Poste SA, (France),
Reg. S, 0.00%, 07/18/2029	EUR	200	199
Reg. S, 0.38%, 09/17/2027	EUR	100	105
Reg. S, 0.63%, 10/21/2026	EUR	1,300	1,402
Reg. S, 0.63%, 01/18/2036	EUR	600	542
Reg. S, 1.38%, 04/21/2032	EUR	1,000	1,082
Network Rail Infrastructure Finance plc, (United Kingdom), Reg. S, 4.38%, 12/09/2030	GBP	190	300
Norfolk Southern Corp., 4.10%, 05/15/2121		15	14
OeBB-Infrastruktur AG, (Austria),
2.25%, 05/28/2029	EUR	325	388
3.00%, 10/24/2033	EUR	100	131
Reg. S, 3.38%, 05/18/2032	EUR	4	5
Reg. S, 3.88%, 06/30/2025	EUR	80	97
Reg. S, 4.88%, 06/27/2022	EUR	500	560
Union Pacific Corp.,
3.50%, 02/14/2053		50	49
3.60%, 09/15/2037		50	50
3.80%, 04/06/2071		10	10
3.84%, 03/20/2060		20	20
United Parcel Service, Inc.,
1.50%, 11/15/2032	EUR	1,125	1,244
5.30%, 04/01/2050		105	137

			17,489

Trucking & Leasing — 0.0% (g)
GATX Corp., 3.50%, 06/01/2032		175	169

Total Industrial			73,938

Technology — 0.5%
Computers — 0.2%
Amdocs Ltd., (Guernsey), 2.54%, 06/15/2030		145	132
Apple, Inc.,
1.00%, 11/10/2022	EUR	700	781
1.38%, 05/24/2029	EUR	100	113
1.40%, 08/05/2028		240	220
1.63%, 11/10/2026	EUR	1,125	1,291
2.38%, 02/08/2041		35	31
2.65%, 02/08/2051		30	26
2.70%, 08/05/2051		110	96
2.80%, 02/08/2061		20	17
2.85%, 08/05/2061		40	34
3.05%, 07/31/2029	GBP	425	591

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Computers — continued
3.25%, 02/23/2026		50	51
3.35%, 02/09/2027		15	15
3.75%, 09/12/2047		1,000	1,039
Capgemini SE, (France), Reg. S, 0.63%, 06/23/2025	EUR	100	109
CGI, Inc., (Canada), 2.30%, 09/14/2031 (e)		150	131
Dell International LLC / EMC Corp.,
3.38%, 12/15/2041 (e)		10	8
3.45%, 12/15/2051 (e)		10	8
5.45%, 06/15/2023		26	27
5.85%, 07/15/2025		10	11
6.02%, 06/15/2026		135	146
6.10%, 07/15/2027		5	6
6.20%, 07/15/2030		5	6
8.10%, 07/15/2036		94	124
8.35%, 07/15/2046		53	77
Dell, Inc.,
6.50%, 04/15/2038		5	5
7.10%, 04/15/2028		5	6
Fortinet, Inc., 2.20%, 03/15/2031		555	490
Genpact Luxembourg Sarl, (Luxembourg),
3.38%, 12/01/2024		1,400	1,396
3.70%, 04/01/2022		100	100
Hewlett Packard Enterprise Co.,
4.45%, 10/02/2023		120	123
6.35%, 10/15/2045		15	18
HP, Inc.,
1.45%, 06/17/2026		100	92
2.20%, 06/17/2025		150	145
2.65%, 06/17/2031		364	326
3.00%, 06/17/2027		100	97
4.00%, 04/15/2029		70	70
6.00%, 09/15/2041		67	78
International Business Machines Corp., 3.43%, 02/09/2052		100	95
NetApp, Inc., 1.88%, 06/22/2025		1,760	1,685
Teledyne FLIR LLC, 2.50%, 08/01/2030		1,645	1,498
Teleperformance, (France),
Reg. S, 0.25%, 11/26/2027	EUR	500	509
Reg. S, 1.50%, 04/03/2024	EUR	2,600	2,905
Reg. S, 1.88%, 07/02/2025	EUR	200	225

			14,953

Office/Business & Equipment — 0.0% (g)
CDW LLC / CDW Finance Corp.,
2.67%, 12/01/2026		1,125	1,059
3.28%, 12/01/2028		70	66
4.13%, 05/01/2025		1,915	1,925

			3,050

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Semiconductors — 0.2%
Advanced Micro Devices, Inc., 2.38%, 06/01/2030		95	88
ASML Holding NV, (Netherlands),
Reg. S, 0.63%, 05/07/2029	EUR	100	106
Reg. S, 1.63%, 05/28/2027	EUR	1,450	1,646
Broadcom Corp. / Broadcom Cayman Finance Ltd., (Multinational), 3.88%, 01/15/2027		50	51
Broadcom, Inc.,
3.14%, 11/15/2035 (e)		1,090	961
3.15%, 11/15/2025		217	215
3.19%, 11/15/2036 (e)		3,015	2,644
3.42%, 04/15/2033 (e)		93	87
3.46%, 09/15/2026		130	130
3.47%, 04/15/2034 (e)		100	93
3.50%, 02/15/2041 (e)		25	22
3.75%, 02/15/2051 (e)		45	40
4.00%, 04/15/2029 (e) (w) (bb)		135	135
4.11%, 09/15/2028		20	20
4.15%, 04/15/2032 (e) (w) (bb)		60	60
Infineon Technologies AG, (Germany),
Reg. S, 0.75%, 06/24/2023	EUR	800	892
Reg. S, 1.13%, 06/24/2026	EUR	200	221
Microchip Technology, Inc., 4.25%, 09/01/2025		1,950	1,975
Micron Technology, Inc., 4.66%, 02/15/2030		52	54
NVIDIA Corp., 3.70%, 04/01/2060		10	10
NXP BV / NXP Funding LLC / NXP USA, Inc., (Multinational), 3.40%, 05/01/2030 (e)		1,000	974
NXP BV / NXP Funding LLC, (Multinational), 4.88%, 03/01/2024 (e)		150	154
Qorvo, Inc., 1.75%, 12/15/2024 (e)		20	19
Skyworks Solutions, Inc., 1.80%, 06/01/2026		150	140
Texas Instruments, Inc.,
1.75%, 05/04/2030		90	82
2.70%, 09/15/2051		60	53
4.15%, 05/15/2048		17	19

			10,891

Software — 0.1%
Activision Blizzard, Inc., 2.50%, 09/15/2050		20	16
Adobe, Inc., 2.30%, 02/01/2030		88	83
Electronic Arts, Inc., 2.95%, 02/15/2051		45	38
Fidelity National Information Services, Inc.,
3.10%, 03/01/2041		180	157
3.36%, 05/21/2031	GBP	100	133
Fiserv, Inc., 3.50%, 07/01/2029		170	167
Intuit, Inc., 1.65%, 07/15/2030		355	313
Microsoft Corp.,
2.53%, 06/01/2050		1,100	954
2.68%, 06/01/2060		110	95
3.04%, 03/17/2062		10	9
Oracle Corp.,
1.65%, 03/25/2026		40	38
2.50%, 04/01/2025		350	342

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Software — continued
3.65%, 03/25/2041		115	101
3.85%, 04/01/2060		60	49
3.95%, 03/25/2051		70	61
4.10%, 03/25/2061		60	51
Roper Technologies, Inc., 1.75%, 02/15/2031		2,000	1,728
SAP SE, (Germany), Reg. S, 1.00%, 04/01/2025	EUR	50	56
ServiceNow, Inc., 1.40%, 09/01/2030		310	264
VMware, Inc., 4.50%, 05/15/2025		35	36
Workday, Inc.,
3.50%, 04/01/2027 (w)		480	481
3.80%, 04/01/2032 (w)		45	45

			5,217

Total Technology			34,111

Utilities — 1.6%
Electric — 1.2%
A2A SpA, (Italy), Reg. S, 1.00%, 07/16/2029	EUR	100	104
ACEA SpA, (Italy),
Reg. S, 0.50%, 04/06/2029	EUR	100	100
Reg. S, 2.63%, 07/15/2024	EUR	100	115
AEP Texas, Inc.,
3.45%, 05/15/2051		10	9
Series I, 2.10%, 07/01/2030		2,600	2,316
AES Corp. (The), 2.45%, 01/15/2031		25	22
Alabama Power Co., 3.00%, 03/15/2052		10	9
Alliander NV, (Netherlands), 2.88%, 06/14/2024	EUR	100	117
Ameren Corp.,
2.50%, 09/15/2024		30	29
3.50%, 01/15/2031		10	10
Ameren Illinois Co.,
1.55%, 11/15/2030		30	26
3.25%, 03/15/2050		1,200	1,098
American Electric Power Co., Inc.,
2.03%, 03/15/2024		90	89
2.30%, 03/01/2030		25	23
3.25%, 03/01/2050		20	17
Amprion GmbH, (Germany), Reg. S, 0.63%, 09/23/2033	EUR	1,500	1,392
Appalachian Power Co.,
Series Y, 4.50%, 03/01/2049		20	21
Series Z, 3.70%, 05/01/2050		45	42
Arizona Public Service Co.,
2.60%, 08/15/2029		84	78
3.35%, 05/15/2050		10	9
4.25%, 03/01/2049		10	10
Atlantic City Electric Co., 4.00%, 10/15/2028		50	52
Baltimore Gas and Electric Co., 2.90%, 06/15/2050		50	43
Berkshire Hathaway Energy Co.,
2.85%, 05/15/2051		10	9
4.25%, 10/15/2050		15	16

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
5.15%, 11/15/2043		60	68
Black Hills Corp.,
3.05%, 10/15/2029		20	19
3.88%, 10/15/2049		10	10
Cadent Finance plc, (United Kingdom), Reg. S, 2.63%, 09/22/2038	GBP	1,325	1,562
CenterPoint Energy Houston Electric LLC, Series AD, 2.90%, 07/01/2050		45	40
CenterPoint Energy, Inc.,
2.95%, 03/01/2030		45	43
4.25%, 11/01/2028		10	10
CEZ A/S, (Czech Republic), Reg. S, 2.38%, 04/06/2027 (w)	EUR	725	802
Coentreprise de Transport d’Electricite SA, (France),
Reg. S, 0.88%, 09/29/2024	EUR	100	111
Reg. S, 2.13%, 07/29/2032	EUR	100	111
Commonwealth Edison Co.,
3.00%, 03/01/2050		55	49
3.70%, 08/15/2028		10	10
4.00%, 03/01/2048		25	26
4.00%, 03/01/2049		10	10
4.35%, 11/15/2045		980	1,046
Connecticut Light and Power Co. (The), Series A, 2.05%, 07/01/2031		905	819
Consolidated Edison Co. of New York, Inc.,
3.85%, 06/15/2046		10	10
Series 09-C, 5.50%, 12/01/2039		10	12
Series 20A, 3.35%, 04/01/2030		70	70
Series 20B, 3.95%, 04/01/2050		55	56
Series A, 4.13%, 05/15/2049		20	20
Series C, 3.00%, 12/01/2060		20	16
Series E, 4.65%, 12/01/2048		10	11
Consumers Energy Co.,
2.50%, 05/01/2060		10	8
3.10%, 08/15/2050		30	27
3.25%, 08/15/2046		1,100	1,010
3.75%, 02/15/2050		25	25
Dominion Energy South Carolina, Inc., 4.60%, 06/15/2043		1,400	1,486
Dominion Energy, Inc.,
3.90%, 10/01/2025		220	224
4.25%, 06/01/2028		20	21
Series A, 4.60%, 03/15/2049		10	11
Series C, 3.38%, 04/01/2030		20	20
DTE Electric Co.,
2.95%, 03/01/2050		25	22
3.70%, 03/15/2045		1,100	1,080
3.95%, 03/01/2049		10	10
DTE Energy Co.,
Series C, 3.40%, 06/15/2029		19	19
Series F, 1.05%, 06/01/2025		1,400	1,311
Duke Energy Carolinas LLC, 5.30%, 02/15/2040		10	12
Duke Energy Corp., 0.90%, 09/15/2025		40	37
2.45%, 06/01/2030		110	102

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
2.55%, 06/15/2031		10	9
2.65%, 09/01/2026		30	29
3.50%, 06/15/2051		10	9
3.75%, 09/01/2046		10	10
4.20%, 06/15/2049		20	20
Duke Energy Florida LLC,
3.00%, 12/15/2051		20	18
4.20%, 07/15/2048		10	10
Duke Energy Indiana LLC,
2.75%, 04/01/2050		20	17
Series YYY, 3.25%, 10/01/2049		40	35
Duke Energy Ohio, Inc.,
2.13%, 06/01/2030		30	27
3.65%, 02/01/2029		10	10
3.70%, 06/15/2046		1,700	1,648
4.30%, 02/01/2049		80	85
E.ON International Finance BV, (Netherlands), Reg. S, 6.13%, 07/06/2039	GBP	350	625
E.ON SE, (Germany), Reg. S, 1.00%, 10/07/2025	EUR	100	110
EDP—Energias de Portugal SA, (Portugal), Reg. S, 1.63%, 04/15/2027	EUR	100	111
EDP Finance BV, (Netherlands), Reg. S, 2.00%, 04/22/2025	EUR	700	796
Electricite de France SA, (France),
Reg. S, 1.00%, 10/13/2026	EUR	600	658
Reg. S, 1.00%, 11/29/2033	EUR	100	100
Reg. S, 1.88%, 10/13/2036	EUR	100	106
Reg. S, 2.00%, 12/09/2049	EUR	600	602
Reg. S, 5.13%, 09/22/2050	GBP	400	684
Reg. S, (IBA ICE SWAP Rate GBP SONIA 15 Year + 3.32%), 5.88%, 01/22/2029 (x) (aa)	GBP	300	390
5.88%, 07/18/2031	GBP	265	424
Reg. S, (GBP Swap Rate 13 Year + 4.23%), 6.00%, 01/29/2026 (x) (aa)	GBP	100	133
Reg. S, 6.13%, 06/02/2034	GBP	300	502
EnBW Energie Baden-Wuerttemberg AG, (Germany), Reg. S, (EUR Swap Rate 5 Year + 2.32%), 1.88%, 06/29/2080 (aa)	EUR	100	103
EnBW International Finance BV, (Netherlands),
Reg. S, 0.13%, 03/01/2028	EUR	182	183
Reg. S, 0.50%, 03/01/2033	EUR	97	91
Reg. S, 0.63%, 04/17/2025	EUR	200	218
Enel Finance International NV, (Netherlands),
Reg. S, 0.00%, 06/17/2024	EUR	2,275	2,473
Reg. S, 0.88%, 09/28/2034	EUR	1,300	1,236
2.65%, 09/10/2024 (e)		3,500	3,451
3.50%, 04/06/2028 (e)		1,700	1,681
e-netz Suedhessen AG, (Germany), 6.13%, 04/23/2041	EUR	20	34
Enexis Holding NV, (Netherlands),
Reg. S, 0.75%, 07/02/2031	EUR	134	138
Reg. S, 0.88%, 04/28/2026	EUR	100	110
Reg. S, 1.50%, 10/20/2023	EUR	100	112
Engie SA, (France), Reg. S, (EUR Swap Rate 5 Year + 3.17%), 3.25%, 11/28/2024 (x) (aa)	EUR	1,800	2,039
Entergy Arkansas LLC, 4.20%, 04/01/2049		10	11

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Entergy Corp.,
0.90%, 09/15/2025		30	28
3.75%, 06/15/2050		30	28
Entergy Louisiana LLC,
1.60%, 12/15/2030		2,300	1,993
2.90%, 03/15/2051		30	26
3.12%, 09/01/2027		2,500	2,463
3.25%, 04/01/2028		10	10
4.20%, 09/01/2048		10	10
Entergy Texas, Inc., 4.00%, 03/30/2029		15	16
ESB Finance DAC, (Ireland),
Reg. S, 1.75%, 02/07/2029	EUR	100	113
Reg. S, 1.88%, 06/14/2031	EUR	224	251
Reg. S, 2.13%, 06/08/2027	EUR	100	115
Evergy Kansas Central, Inc., 3.45%, 04/15/2050		5	5
Evergy Metro, Inc.,
4.20%, 03/15/2048		10	10
Series 2019, 4.13%, 04/01/2049		20	21
Series 2020, 2.25%, 06/01/2030		10	9
Evergy, Inc., 2.45%, 09/15/2024		3,000	2,952
Eversource Energy,
3.45%, 01/15/2050		30	27
Series R, 1.65%, 08/15/2030		1,410	1,215
Exelon Corp.,
3.50%, 06/01/2022		2,649	2,652
4.05%, 04/15/2030		10	10
4.45%, 04/15/2046		10	11
4.70%, 04/15/2050		10	11
FirstEnergy Transmission LLC, 4.35%, 01/15/2025 (e)		1,100	1,106
Florida Power & Light Co.,
2.88%, 12/04/2051		30	27
3.15%, 10/01/2049		20	18
3.95%, 03/01/2048		500	532
4.13%, 06/01/2048		20	22
FLUVIUS System Operator CVBA, (Belgium),
Reg. S, 0.63%, 11/24/2031	EUR	100	99
Reg. S, 2.88%, 10/09/2023	EUR	400	461
Fortum OYJ, (Finland), Reg. S, 2.13%, 02/27/2029	EUR	100	105
Georgia Power Co.,
Series A, 3.25%, 03/15/2051		20	17
Series B, 3.70%, 01/30/2050		60	56
Hera SpA, (Italy), Reg. S, 0.25%, 12/03/2030	EUR	160	152
Iberdrola International BV, (Netherlands),
Reg. S, (EUR Swap Rate 5 Year + 1.59%), 1.88%, 02/22/2023 (x) (aa)	EUR	1,200	1,337
Series NC8, Reg. S, (EUR Swap Rate 5 Year + 2.57%), 2.25%, 01/28/2029 (x) (aa)	EUR	2,000	2,077
Interstate Power and Light Co., 3.50%, 09/30/2049		10	9
Iren SpA, (Italy), Reg. S, 1.00%, 07/01/2030	EUR	550	557
Kentucky Utilities Co., 3.30%, 06/01/2050		25	23

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
MidAmerican Energy Co.,
2.70%, 08/01/2052		15	13
3.10%, 05/01/2027		10	10
6.75%, 12/30/2031		10	12
Mississippi Power Co., Series B, 3.10%, 07/30/2051		30	25
Narragansett Electric Co. (The), 3.40%, 04/09/2030 (e)		200	197
National Grid Electricity Transmission plc, (United Kingdom), Reg. S, 2.00%, 04/17/2040	GBP	425	464
National Grid plc, (United Kingdom), Reg. S, 0.55%, 09/18/2029	EUR	1,575	1,584
National Rural Utilities Cooperative Finance Corp.,
1.35%, 03/15/2031		50	42
4.30%, 03/15/2049		20	21
Nevada Power Co.,
Series DD, 2.40%, 05/01/2030		100	94
Series EE, 3.13%, 08/01/2050		30	27
NextEra Energy Capital Holdings, Inc.,
2.25%, 06/01/2030		1,280	1,171
2.75%, 11/01/2029		35	33
Northern Powergrid Holdings Co., (United Kingdom), 7.25%, 12/15/2022	GBP	450	614
Northern Powergrid Yorkshire plc, (United Kingdom), Reg. S, 5.13%, 05/04/2035	GBP	50	80
Northern States Power Co.,
2.25%, 04/01/2031		1,450	1,337
2.60%, 06/01/2051		35	30
3.20%, 04/01/2052		10	9
NRG Energy, Inc.,
2.00%, 12/02/2025 (e)		2,150	2,024
2.45%, 12/02/2027 (e)		2,275	2,100
NSTAR Electric Co., 3.10%, 06/01/2051		10	9
Oglethorpe Power Corp., 5.05%, 10/01/2048		20	22
Ohio Power Co., Series R, 2.90%, 10/01/2051		15	12
Oklahoma Gas and Electric Co., 4.15%, 04/01/2047		920	954
Oncor Electric Delivery Co. LLC,
3.10%, 09/15/2049		50	46
3.70%, 05/15/2050		5	5
Orsted A/S, (Denmark),
Reg. S, 5.75%, 04/09/2040	GBP	225	414
Reg. S, (EUR Swap Rate 5 Year + 4.75%), 6.25%, 06/26/3013 (aa)	EUR	119	138
Pacific Gas and Electric Co.,
1.75%, 06/16/2022		50	50
3.15%, 01/01/2026		35	34
3.25%, 06/01/2031		20	18
3.50%, 08/01/2050		20	16
3.75%, 07/01/2028		10	10
3.95%, 12/01/2047		900	743
4.50%, 07/01/2040		100	91
4.55%, 07/01/2030		30	30
4.95%, 07/01/2050		30	28
PacifiCorp.,
2.90%, 06/15/2052		720	629
3.30%, 03/15/2051		1,400	1,283
4.15%, 02/15/2050		15	16

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
PECO Energy Co.,
2.80%, 06/15/2050		50	43
3.05%, 03/15/2051		435	392
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, (Indonesia), Reg. S, 1.88%, 11/05/2031	EUR	500	483
PPL Capital Funding, Inc., 4.13%, 04/15/2030		120	123
Public Service Co. of Colorado, Series 36, 2.70%, 01/15/2051		10	8
Public Service Electric and Gas Co.,
1.90%, 08/15/2031		35	31
2.05%, 08/01/2050		10	8
2.45%, 01/15/2030		20	19
3.65%, 09/01/2028		120	122
3.85%, 05/01/2049		10	10
Public Service Enterprise Group, Inc., 0.80%, 08/15/2025		3,000	2,768
Puget Energy, Inc.,
2.38%, 06/15/2028		1,040	953
4.10%, 06/15/2030		10	10
Puget Sound Energy, Inc.,
2.89%, 09/15/2051		10	8
3.25%, 09/15/2049		20	18
Red Electrica Financiaciones SAU, (Spain), Reg. S, 1.13%, 04/24/2025	EUR	100	112
RTE Reseau de Transport d’Electricite SADIR, (France),
Reg. S, 1.13%, 09/09/2049	EUR	100	90
Reg. S, 1.50%, 09/27/2030	EUR	200	219
Reg. S, 1.63%, 11/27/2025	EUR	300	338
Reg. S, 2.00%, 04/18/2036	EUR	100	112
San Diego Gas & Electric Co.,
4.15%, 05/15/2048		820	861
Series WWW, 2.95%, 08/15/2051		15	13
Sempra Energy,
3.40%, 02/01/2028		10	10
4.00%, 02/01/2048		10	10
Southern California Edison Co.,
2.85%, 08/01/2029		10	9
3.45%, 02/01/2052		10	9
3.65%, 02/01/2050		80	74
4.00%, 04/01/2047		20	19
4.05%, 03/15/2042		900	864
6.05%, 03/15/2039		10	12
Series 20A, 2.95%, 02/01/2051		6	5
Series B, 3.65%, 03/01/2028		25	25
Series D, 3.40%, 06/01/2023		1,400	1,410
Series E, 3.70%, 08/01/2025		10	10
Southern Co. (The),
Series 21-A, 0.60%, 02/26/2024		60	58
Series A, 3.70%, 04/30/2030		75	75
Southwestern Electric Power Co.,
3.25%, 11/01/2051		20	17
Series N, 1.65%, 03/15/2026		50	47

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Southwestern Public Service Co.,
3.70%, 08/15/2047		1,000	973
Series 8, 3.15%, 05/01/2050		60	54
SP Transmission plc, (United Kingdom), Reg. S, 2.00%, 11/13/2031	GBP	100	123
SSE plc, (United Kingdom), Reg. S, 1.75%, 04/16/2030	EUR	1,300	1,425
State Grid Overseas Investment BVI Ltd., (British Virgin Islands), Reg. S, 1.30%, 08/05/2032	EUR	500	488
Stedin Holding NV, (Netherlands), Reg. S, 0.88%, 10/24/2025	EUR	100	110
Tampa Electric Co., 4.30%, 06/15/2048		30	31
TenneT Holding BV, (Netherlands),
Reg. S, 0.88%, 06/03/2030	EUR	120	126
Reg. S, 1.00%, 06/13/2026	EUR	200	220
Reg. S, 1.13%, 06/09/2041	EUR	100	95
Reg. S, 1.75%, 06/04/2027	EUR	300	341
Reg. S, 2.00%, 06/05/2034	EUR	100	112
Terna - Rete Elettrica Nazionale, (Italy),
Reg. S, 0.38%, 09/25/2030	EUR	425	416
Reg. S, 0.75%, 07/24/2032	EUR	100	98
Reg. S, 1.38%, 07/26/2027	EUR	1,125	1,238
Tucson Electric Power Co.,
1.50%, 08/01/2030		30	25
3.25%, 05/01/2051		10	9
4.00%, 06/15/2050		10	10
Union Electric Co.,
2.63%, 03/15/2051		10	8
3.25%, 10/01/2049		40	37
Virginia Electric and Power Co.,
2.95%, 11/15/2051		15	13
3.30%, 12/01/2049		50	47
Series B, 3.80%, 09/15/2047		60	60
Vistra Operations Co. LLC, 3.55%, 07/15/2024 (e)		1,400	1,388
WEC Energy Group, Inc., 3.55%, 06/15/2025		47	47
Western Power Distribution South West plc, (United Kingdom), Reg. S, 5.88%, 03/25/2027	GBP	20	30
Wisconsin Electric Power Co., 1.70%, 06/15/2028		10	9
Wisconsin Power and Light Co., 3.00%, 07/01/2029		50	49
Wisconsin Public Service Corp.,
2.85%, 12/01/2051		20	17
3.30%, 09/01/2049		5	5
Xcel Energy, Inc.,
3.40%, 06/01/2030		20	20
3.50%, 12/01/2049		20	19

			85,207

Gas — 0.3%
APT Pipelines Ltd., (Australia), Reg. S, 2.00%, 07/15/2030	EUR	2,300	2,484
Atmos Energy Corp.,
1.50%, 01/15/2031		1,630	1,405
2.63%, 09/15/2029		15	14
2.85%, 02/15/2052		5	4
3.38%, 09/15/2049		210	196
4.15%, 01/15/2043		10	10

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Gas — continued
Italgas SpA, (Italy),
Reg. S, 1.00%, 12/11/2031	EUR	1,125	1,130
Reg. S, 1.13%, 03/14/2024	EUR	850	945
National Fuel Gas Co.,
2.95%, 03/01/2031		135	123
5.50%, 01/15/2026		85	90
National Grid Gas plc, (United Kingdom), Reg. S, 1.38%, 02/07/2031	GBP	1,600	1,816
Nederlandse Gasunie NV, (Netherlands), Reg. S, 0.75%, 10/13/2036	EUR	100	97
NiSource, Inc.,
0.95%, 08/15/2025		3,000	2,756
3.49%, 05/15/2027		130	130
3.60%, 05/01/2030		25	25
4.38%, 05/15/2047		15	15
4.80%, 02/15/2044		10	10
Piedmont Natural Gas Co., Inc.,
2.50%, 03/15/2031		1,550	1,424
3.35%, 06/01/2050		15	13
Redexis Gas Finance BV, (Netherlands), Reg. S, 1.88%, 05/28/2025	EUR	1,300	1,457
Snam SpA, (Italy),
Reg. S, 0.75%, 06/20/2029	EUR	1,375	1,415
Reg. S, 0.88%, 10/25/2026	EUR	850	921
Southern California Gas Co.,
Series VV, 4.30%, 01/15/2049		20	21
Series XX, 2.55%, 02/01/2030		105	99
Southern Co. Gas Capital Corp.,
3.95%, 10/01/2046		20	19
Series 20-A, 1.75%, 01/15/2031		3,700	3,168
Series 21A, 3.15%, 09/30/2051		15	12
Southern Gas Networks plc, (United Kingdom),
Reg. S, 2.50%, 02/03/2025	GBP	425	561
6.38%, 05/15/2040	GBP	425	750
Southwest Gas Corp.,
4.05%, 03/15/2032		25	25
4.15%, 06/01/2049		10	10
Wales & West Utilities Finance plc, (United Kingdom), Reg. S, 1.88%, 05/28/2041	GBP	425	450
Washington Gas Light Co., 3.65%, 09/15/2049		10	10

			21,605

Water — 0.1%
Affinity Water Finance 2004 plc, (United Kingdom), 5.88%, 07/13/2026	GBP	30	45
American Water Capital Corp., 4.15%, 06/01/2049		60	62
Essential Utilities, Inc., 2.70%, 04/15/2030		40	38
Northumbrian Water Finance plc, (United Kingdom),
Reg. S, 1.63%, 10/11/2026	GBP	425	540
Reg. S, 5.63%, 04/29/2033	GBP	225	370
Suez SA, (France), Reg. S, 1.50%, 04/03/2029	EUR	1,200	1,326
Thames Water Utilities Finance plc, (United Kingdom),
Reg. S, 2.38%, 04/22/2040	GBP	300	343
Reg. S, 5.50%, 02/11/2041	GBP	550	934
6.75%, 11/16/2028	GBP	180	291

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Water — continued
United Utilities Water Finance plc, (United Kingdom), Reg. S, 2.00%, 07/03/2033	GBP	900	1,097
Wessex Water Services Finance plc, (United Kingdom),
Reg. S, 1.50%, 09/17/2029	GBP	700	839
Reg. S, 5.38%, 03/10/2028	GBP	225	338
Reg. S, 5.75%, 10/14/2033	GBP	375	622

			6,845

Total Utilities			113,657

Total Corporate Bonds (Cost $1,539,901)			1,388,753

Foreign Government Securities — 49.8%
Action Logement Services, (France), Reg. S, 0.50%, 10/30/2034	EUR	100	99
Adif Alta Velocidad, (Spain),
Reg. S, 0.55%, 04/30/2030	EUR	200	209
Reg. S, 1.88%, 09/22/2022	EUR	600	670
Reg. S, 1.88%, 01/28/2025	EUR	100	115
Agence Francaise de Developpement EPIC, (France),
Reg. S, 0.00%, 03/25/2025	EUR	500	544
Reg. S, 0.13%, 11/15/2023	EUR	500	553
Reg. S, 0.25%, 07/21/2026	EUR	500	540
Reg. S, 0.25%, 06/29/2029	EUR	400	418
Reg. S, 0.38%, 04/30/2024	EUR	400	442
Reg. S, 0.38%, 05/25/2036	EUR	100	95
Reg. S, 0.50%, 05/25/2030	EUR	200	211
Reg. S, 0.50%, 05/31/2035	EUR	500	494
Reg. S, 1.38%, 09/17/2024	EUR	500	565
Reg. S, 1.50%, 10/31/2034	EUR	200	224
Agence France Locale, (France),
Reg. S, 0.00%, 09/20/2027	EUR	500	525
Reg. S, 0.13%, 06/20/2026	EUR	400	429
Reg. S, 1.13%, 06/20/2028	EUR	1,000	1,116
Agricultural Development Bank of China, (China),
2.58%, 07/26/2023	CNY	10,000	1,579
Reg. S, 3.18%, 11/06/2022	CNH	2,000	316
Reg. S, 3.40%, 11/06/2024	CNH	56,000	8,943
3.45%, 09/23/2025	CNY	30,000	4,822
Reg. S, 3.80%, 10/27/2030	CNH	6,350	1,042
Series 1605, 3.33%, 01/06/2026	CNY	37,000	5,932
Series 1705, 3.85%, 01/06/2027	CNY	14,000	2,297
Series 1801, 4.98%, 01/12/2025	CNY	12,000	2,007
Series 1806, 4.65%, 05/11/2028	CNY	8,100	1,388
Series 1901, 3.75%, 01/25/2029	CNY	37,000	6,063
Series 1906, 3.74%, 07/12/2029	CNY	100,000	16,347
Series 1908, 3.63%, 07/19/2026	CNY	135,300	21,905
Series 1909, 3.24%, 08/14/2024	CNY	58,000	9,266
Series 2002, 2.20%, 04/01/2023	CNY	28,200	4,440
Series 2004, 2.96%, 04/17/2030	CNY	141,400	21,955
Series 2005, 2.25%, 04/22/2025	CNY	144,700	22,497
Series 2007, 3.06%, 08/05/2023	CNY	30,000	4,769

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 2103, 3.35%, 03/24/2026	CNY	15,000	2,406
Series 2110, 3.30%, 11/05/2031	CNY	3,000	478
Andorra International Bond, (Andorra), Reg. S, 1.25%, 05/06/2031	EUR	500	514
Auckland Council, (New Zealand),
Reg. S, 1.00%, 01/19/2027	EUR	300	332
Reg. S, 1.50%, 11/28/2025	CHF	300	337
Australia Government Bond, (Australia),
Series 133, Reg. S, 5.50%, 04/21/2023	AUD	10,091	7,900
Series 136, Reg. S, 4.75%, 04/21/2027	AUD	10,000	8,234
Series 138, Reg. S, 3.25%, 04/21/2029	AUD	365	282
Series 140, Reg. S, 4.50%, 04/21/2033	AUD	12,351	10,666
Series 142, Reg. S, 4.25%, 04/21/2026	AUD	5,000	3,989
Series 144, Reg. S, 3.75%, 04/21/2037	AUD	263	214
Series 145, Reg. S, 2.75%, 06/21/2035	AUD	4,144	3,028
Series 147, Reg. S, 3.25%, 06/21/2039	AUD	1,949	1,484
Series 148, Reg. S, 2.75%, 11/21/2027	AUD	6,550	4,922
Series 149, Reg. S, 2.25%, 05/21/2028	AUD	200	146
Series 150, Reg. S, 3.00%, 03/21/2047	AUD	2,906	2,081
Series 152, Reg. S, 2.75%, 11/21/2028	AUD	418	313
Series 154, Reg. S, 2.75%, 11/21/2029	AUD	30,955	23,135
Series 155, Reg. S, 2.50%, 05/21/2030	AUD	6,115	4,481
Series 156, Reg. S, 2.75%, 05/21/2041	AUD	2,938	2,064
Series 157, Reg. S, 1.50%, 06/21/2031	AUD	6,613	4,420
Series 158, 1.25%, 05/21/2032	AUD	1,000	644
Series 160, Reg. S, 1.00%, 12/21/2030	AUD	7,850	5,054
Series 162, Reg. S, 1.75%, 06/21/2051	AUD	3,930	2,110
Series 163, Reg. S, 1.00%, 11/21/2031	AUD	2,149	1,360
Series 164, Reg. S, 0.50%, 09/21/2026	AUD	7,006	4,784
Series 165, Reg. S, 1.75%, 11/21/2032	AUD	2,850	1,916
Series 139, Reg. S, 3.25%, 04/21/2025	AUD	10,875	8,353
Series 159, Reg. S, 0.25%, 11/21/2024	AUD	6,802	4,843
Series 161, Reg. S, 0.25%, 11/21/2025	AUD	6,270	4,330
Australian Capital Territory, (Australia),
Reg. S, 1.25%, 05/22/2025	AUD	200	144
1.75%, 10/23/2031	AUD	970	635
Autobahnen- und Schnell- strassen-Finanzierungs AG, (Austria),
Reg. S, 0.10%, 07/09/2029	EUR	500	516
Reg. S, 2.75%, 06/20/2033	EUR	130	166
Autonomous Community of Andalusia Spain, (Spain),
Reg. S, 0.50%, 04/30/2031	EUR	163	165
Reg. S, 1.38%, 04/30/2029	EUR	30	34
Autonomous Community of Madrid Spain, (Spain),
Reg. S, 0.42%, 04/30/2030	EUR	161	166
Reg. S, 1.19%, 05/08/2022	EUR	600	665
Reg. S, 1.83%, 04/30/2025	EUR	270	310
4.30%, 09/15/2026	EUR	500	635
Basque Government, (Spain),
Reg. S, 0.25%, 04/30/2031	EUR	100	100
Reg. S, 0.85%, 04/30/2030	EUR	50	54
Reg. S, 1.75%, 03/16/2026	EUR	170	195
Bermuda Government International Bond, (Bermuda), 2.38%, 08/20/2030 (e)		670	613

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
BNG Bank NV, (Netherlands),
Reg. S, 0.00%, 01/20/2031	EUR	200	201
Reg. S, 0.10%, 01/15/2030	EUR	320	329
Reg. S, 0.13%, 04/11/2026	EUR	530	571
Reg. S, 0.13%, 07/09/2035	EUR	230	219
Reg. S, 0.20%, 11/09/2024	EUR	550	602
Reg. S, 0.25%, 11/22/2036	EUR	260	247
Reg. S, 0.88%, 10/17/2035	EUR	100	105
Reg. S, 1.13%, 09/04/2024	EUR	702	789
Reg. S, 1.25%, 03/30/2037	EUR	100	109
Reg. S, 1.50%, 07/15/2039	EUR	170	193
Reg. S, 3.88%, 05/26/2023	EUR	470	544
Bonos de la Tesoreria de la Republica en pesos, (Chile), Reg. S, 4.70%, 09/01/2030 (e)	CLP	300,000	348
Bpifrance SACA, (France),
Reg. S, 0.13%, 11/25/2023	EUR	300	332
Reg. S, 0.13%, 03/25/2025	EUR	400	436
Reg. S, 0.25%, 03/29/2030	EUR	200	207
Reg. S, 0.63%, 05/25/2026	EUR	500	550
Reg. S, 0.75%, 07/22/2022	GBP	200	263
Reg. S, 0.88%, 09/26/2028	EUR	200	220
Reg. S, 1.00%, 05/25/2027	EUR	500	558
Bulgaria Government International Bond, (Bulgaria),
Reg. S, 1.38%, 09/23/2050	EUR	200	173
Reg. S, 2.95%, 09/03/2024	EUR	400	464
Series 12YR, Reg. S, 3.00%, 03/21/2028	EUR	400	482
Bundesobligation, (Germany),
Series 177, Reg. S, 0.00%, 04/14/2023	EUR	460	511
Series 178, Reg. S, 0.00%, 10/13/2023	EUR	1,368	1,521
Series 179, Reg. S, 0.00%, 04/05/2024	EUR	838	928
Series 180, Reg. S, 0.00%, 10/18/2024	EUR	3,006	3,322
Series 181, Reg. S, 0.00%, 04/11/2025	EUR	790	870
Series 182, Reg. S, 0.00%, 10/10/2025	EUR	4,670	5,129
Series 183, Reg. S, 0.00%, 04/10/2026	EUR	636	696
Series 184, Reg. S, 0.00%, 10/09/2026	EUR	500	545
Series 185, Reg. S, 0.00%, 04/16/2027	EUR	1,533	1,665
Bundesrepublik Deutschland Bundesanleihe, (Germany),
Reg. S, 0.00%, 08/15/2026	EUR	1,900	2,076
Reg. S, 0.00%, 11/15/2027	EUR	1,281	1,386
Reg. S, 0.00%, 11/15/2028	EUR	735	791
Reg. S, 0.00%, 08/15/2029	EUR	3,372	3,614
Reg. S, 0.00%, 02/15/2030	EUR	743	794
Reg. S, 0.00%, 08/15/2030	EUR	1,120	1,192
Reg. S, 0.00%, 02/15/2031	EUR	1,589	1,685
Reg. S, 0.00%, 08/15/2031	EUR	2,260	2,384
Reg. S, 0.00%, 02/15/2032	EUR	184	193
Reg. S, 0.00%, 05/15/2035	EUR	2,559	2,608
Reg. S, 0.00%, 05/15/2036	EUR	2,178	2,201
Reg. S, 0.00%, 08/15/2050	EUR	1,651	1,529
Reg. S, 0.00%, 08/15/2052	EUR	775	702
Reg. S, 0.25%, 02/15/2027	EUR	1,800	1,984
Reg. S, 0.25%, 08/15/2028	EUR	832	911

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 0.25%, 02/15/2029	EUR	210	230
Reg. S, 0.50%, 02/15/2025	EUR	1,419	1,588
Reg. S, 0.50%, 02/15/2026	EUR	1,967	2,197
Reg. S, 0.50%, 08/15/2027	EUR	2,160	2,404
Reg. S, 0.50%, 02/15/2028	EUR	230	256
Reg. S, 1.00%, 08/15/2024	EUR	1,729	1,958
Reg. S, 1.00%, 08/15/2025	EUR	2,701	3,070
Reg. S, 1.25%, 08/15/2048	EUR	1,078	1,381
Reg. S, 1.50%, 05/15/2023	EUR	2,922	3,302
Reg. S, 1.50%, 05/15/2024	EUR	1,937	2,213
Reg. S, 2.50%, 07/04/2044	EUR	1,651	2,563
Reg. S, 2.50%, 08/15/2046	EUR	3,256	5,188
Reg. S, 3.25%, 07/04/2042	EUR	948	1,582
Reg. S, 5.50%, 01/04/2031	EUR	700	1,110
Reg. S, 6.25%, 01/04/2030	EUR	775	1,240
Series 3, Reg. S, 4.75%, 07/04/2034	EUR	1,771	2,945
Series 5, Reg. S, 4.00%, 01/04/2037	EUR	1,123	1,845
Series 8, Reg. S, 4.75%, 07/04/2040	EUR	624	1,184
Series 97, Reg. S, 6.50%, 07/04/2027	EUR	1,410	2,056
Series 98, Reg. S, 4.75%, 07/04/2028	EUR	1,661	2,333
Series 98, Reg. S, 5.63%, 01/04/2028	EUR	780	1,121
Series 2007, Reg. S, 4.25%, 07/04/2039	EUR	1,174	2,074
Series G, Reg. S, 0.00%, 08/15/2030	EUR	1,140	1,216
Series G, Reg. S, 0.00%, 08/15/2050	EUR	382	356
Bundesschatzanweisungen, (Germany),
Reg. S, 0.00%, 03/10/2023	EUR	591	656
Reg. S, 0.00%, 09/15/2023	EUR	2,272	2,524
Caisse d’Amortissement de la Dette Sociale, (France),
Reg. S, 0.00%, 02/25/2028	EUR	200	210
Reg. S, 0.00%, 11/25/2030	EUR	300	302
Reg. S, 0.00%, 05/25/2031	EUR	100	100
Reg. S, 0.13%, 10/25/2023	EUR	1,800	1,992
Reg. S, 0.13%, 09/15/2031	EUR	300	301
Reg. S, 0.45%, 01/19/2032	EUR	400	413
Reg. S, 4.00%, 12/15/2025	EUR	1,383	1,714
Caisse Francaise de Financement Local, (France),
Reg. S, 0.01%, 05/07/2025	EUR	100	108
Reg. S, 0.01%, 10/19/2035	EUR	100	92
Reg. S, 0.13%, 06/30/2031	EUR	100	100
Reg. S, 0.50%, 01/16/2025	EUR	100	110
Reg. S, 0.50%, 10/01/2046	EUR	100	90
Reg. S, 1.00%, 04/25/2028	EUR	100	110
Reg. S, 1.25%, 05/11/2032	EUR	100	110
Reg. S, 1.50%, 06/28/2038	EUR	100	111
Canada Housing Trust No. 1, (Canada), 0.95%, 06/15/2025 (e)	CAD	1,000	760
Canadian Government Bond, (Canada),
1.00%, 06/01/2027	CAD	200	149
1.50%, 06/01/2031	CAD	600	446
2.00%, 09/01/2023	CAD	1,900	1,518
2.00%, 12/01/2051	CAD	400	296

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
3.50%, 12/01/2045	CAD	2,090	2,002
4.00%, 06/01/2041	CAD	150	149
Canton of Geneva Switzerland, (Switzerland), Reg. S, 0.02%, 11/27/2024	CHF	240	258
Canton of Zurich, (Switzerland), Reg. S, 0.10%, 06/23/2045	CHF	50	43
Cassa Depositi e Prestiti SpA, (Italy),
Reg. S, 0.75%, 11/21/2022	EUR	600	668
Reg. S, 1.00%, 09/21/2028	EUR	100	106
Reg. S, 2.00%, 04/20/2027	EUR	100	114
Reg. S, 2.13%, 09/27/2023	EUR	200	228
CDP Financial, Inc., (Canada),
5.60%, 11/25/2039 (e)		250	326
Reg. S, 5.60%, 11/25/2039		250	325
Chile Government International Bond, (Chile),
0.83%, 07/02/2031	EUR	550	555
1.25%, 01/22/2051	EUR	200	164
1.30%, 07/26/2036	EUR	500	483
2.55%, 01/27/2032		200	188
China Development Bank, (China),
Reg. S, 3.23%, 11/27/2025	CNH	10,000	1,589
3.70%, 10/20/2030	CNY	24,400	4,009
Reg. S, 4.20%, 01/19/2027	CNH	10,000	1,657
Reg. S, 4.30%, 08/02/2032	CNH	3,000	516
Reg. S, 4.35%, 08/06/2024	CNH	7,000	1,140
Reg. S, 4.35%, 09/19/2024	CNH	1,000	163
Series 1510, 4.21%, 04/13/2025	CNY	30,000	4,932
Series 1518, 3.74%, 09/10/2025	CNY	28,000	4,544
Series 1605, 3.80%, 01/25/2036	CNY	32,000	5,281

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 1610, 3.18%, 04/05/2026	CNY	30,000	4,783
Series 1613, 3.05%, 08/25/2026	CNY	10,000	1,583
Series 1710, 4.04%, 04/10/2027	CNY	100,000	16,549
Series 1805, 4.88%, 02/09/2028	CNY	17,000	2,941
Series 1806, 4.73%, 04/02/2025	CNY	20,230	3,372
Series 1810, 4.04%, 07/06/2028	CNY	17,000	2,826
Series 1903, 3.30%, 02/01/2024	CNY	20,000	3,197
Series 1904, 3.68%, 02/26/2026	CNY	28,000	4,543
Series 1905, 3.48%, 01/08/2029	CNY	226,500	36,522
Series 1908, 3.42%, 07/02/2024	CNY	121,000	19,413
Series 1909, 3.50%, 08/13/2026	CNY	57,100	9,211
Series 1910, 3.65%, 05/21/2029	CNY	187,900	30,571
Series 1915, 3.45%, 09/20/2029	CNY	130,000	20,899
Series 2003, 3.23%, 01/10/2025	CNY	232,300	37,182
Series 2004, 3.43%, 01/14/2027	CNY	23,000	3,711
Series 2005, 3.07%, 03/10/2030	CNY	42,700	6,693
Series 2008, 2.89%, 06/22/2025	CNY	15,000	2,373
Series 2010, 3.09%, 06/18/2030	CNY	20,000	3,138
Series 2105, 3.66%, 03/01/2031	CNY	47,000	7,696
China Government Bond, (China),
1.99%, 04/09/2025	CNY	535,700	83,167
2.36%, 07/02/2023	CNY	323,600	51,066
2.68%, 05/21/2030	CNY	549,700	85,333
2.85%, 06/04/2027	CNY	538,000	85,496
2.91%, 10/14/2028	CNY	8,000	1,270
Reg. S, 3.16%, 06/27/2023	CNH	500	79
Reg. S, 3.30%, 07/04/2023	CNH	2,000	317
Reg. S, 3.31%, 11/30/2025	CNH	2,000	320
Reg. S, 3.38%, 11/21/2024	CNH	3,000	481
Reg. S, 3.38%, 07/04/2026	CNH	24,000	3,848
3.39%, 03/16/2050	CNY	254,900	39,861
Reg. S, 3.60%, 06/27/2028	CNH	24,500	3,974
Reg. S, 3.60%, 05/21/2030	CNH	7,000	1,145
3.73%, 05/25/2070	CNY	20,670	3,450
3.76%, 03/22/2071	CNY	76,730	12,846
3.81%, 09/14/2050	CNY	140,400	23,654
Reg. S, 3.85%, 12/12/2026	CNH	19,000	3,120
Reg. S, 3.90%, 07/04/2036	CNH	13,500	2,306
Reg. S, 4.00%, 05/22/2024	CNH	8,500	1,375
Reg. S, 4.00%, 11/30/2035	CNH	12,500	2,163
Reg. S, 4.15%, 12/04/2027	CNH	20,000	3,334
Reg. S, 4.29%, 05/22/2029	CNH	3,000	509
Reg. S, 4.40%, 12/12/2046	CNH	25,000	4,552
Series 1824, 4.08%, 10/22/2048	CNY	22,100	3,868
Series 1908, 4.00%, 06/24/2069	CNY	5,000	880
Series 1910, 3.86%, 07/22/2049	CNY	32,500	5,499
Series 1915, 3.13%, 11/21/2029	CNY	38,000	6,103
China Government International Bond, (China),
Reg. S, 0.13%, 11/12/2026	EUR	200	211
Reg. S, 0.50%, 11/12/2031	EUR	650	650

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
City of Milan Italy, (Italy), 4.02%, 06/29/2035	EUR	40	51
City of Montreal Canada, (Canada), 2.30%, 09/01/2029	CAD	600	453
City of Quebec Canada, (Canada),
2.10%, 07/06/2031	CAD	300	215
2.65%, 12/20/2027	CAD	565	439
City of Toronto Canada, (Canada),
2.95%, 04/28/2035	CAD	200	153
3.50%, 06/02/2036	CAD	300	242
Corp. de Reservas Estrategicas de Productos Petroliferos Cores, (Spain), Reg. S, 1.50%, 11/27/2022	EUR	600	671
CPPIB Capital, Inc., (Canada),
Reg. S, 0.25%, 04/06/2027	EUR	1,450	1,542
Reg. S, 0.38%, 06/20/2024	EUR	300	330
Reg. S, 0.75%, 07/15/2049	EUR	300	281
Croatia Government International Bond, (Croatia),
Reg. S, 1.13%, 06/19/2029	EUR	500	517
Reg. S, 1.13%, 03/04/2033	EUR	500	490
Cyprus Government International Bond, (Cyprus),
Reg. S, 0.63%, 12/03/2024	EUR	347	382
Reg. S, 0.63%, 01/21/2030	EUR	235	236
Reg. S, 1.25%, 01/21/2040	EUR	720	679
Reg. S, 2.25%, 04/16/2050	EUR	10	10
Czech Republic Government Bond, (Czech Republic),
Series 49, Reg. S, 4.20%, 12/04/2036	CZK	5,390	256
Series 53, Reg. S, 4.85%, 11/26/2057	CZK	2,340	114
Series 58, Reg. S, 5.70%, 05/25/2024	CZK	140	6
Series 78, Reg. S, 2.50%, 08/25/2028	CZK	7,890	330
Series 89, Reg. S, 2.40%, 09/17/2025	CZK	16,910	715
Series 95, Reg. S, 1.00%, 06/26/2026	CZK	6,860	272
Series 97, Reg. S, 0.45%, 10/25/2023	CZK	12,000	507
Series 100, 0.25%, 02/10/2027	CZK	26,000	977
Series 103, 2.00%, 10/13/2033	CZK	2,260	86
Series 105, 2.75%, 07/23/2029	CZK	11,450	483
Series 121, 1.20%, 03/13/2031	CZK	22,010	807
Series 125, 1.50%, 04/24/2040	CZK	3,380	106
Series 130, 0.05%, 11/29/2029	CZK	4,980	169
Series 138, 1.75%, 06/23/2032	CZK	3,170	120
Denmark Government Bond, (Denmark),
1.50%, 11/15/2023	DKK	3,720	567
1.75%, 11/15/2025	DKK	1,380	215
4.50%, 11/15/2039	DKK	6,220	1,466
7.00%, 11/10/2024	DKK	1,470	257
Series 10Y, 0.00%, 11/15/2031	DKK	3,987	549
Series 10Y, 0.50%, 11/15/2027	DKK	3,788	559
Series 10YR, 0.50%, 11/15/2029	DKK	8,494	1,243
Series 30Y, 0.25%, 11/15/2052	DKK	2,931	359
Development Bank of Japan, Inc., (Japan),
Reg. S, 0.88%, 10/10/2025	EUR	1,000	1,100
Reg. S, 1.13%, 04/28/2023	GBP	600	784
4.75%, 11/26/2027	EUR	900	1,188

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 86, 0.24%, 10/13/2027	JPY	100,000	825
Estonia Government International Bond, (Estonia), Reg. S, 0.13%, 06/10/2030	EUR	200	202
European Union, (Supranational), Reg. S, 3.38%, 04/04/2032	EUR	600	808
Export-Import Bank of China (The), (China),
Series 1514, 3.87%, 09/14/2025	CNY	31,000	5,049
Series 1603, 3.33%, 02/22/2026	CNY	10,100	1,616
Series 1610, 3.18%, 09/05/2026	CNY	10,000	1,592
Series 1703, 4.11%, 03/20/2027	CNY	30,000	4,978
Series 1905, 3.28%, 02/11/2024	CNY	63,000	10,056
Series 1910, 3.86%, 05/20/2029	CNY	106,500	17,549
Series 2005, 2.93%, 03/02/2025	CNY	108,600	17,216
Series 2007, 3.26%, 02/24/2027	CNY	52,400	8,373
Series 2010, 3.23%, 03/23/2030	CNY	67,500	10,696
Series 2011, 3.74%, 11/16/2030	CNY	10,000	1,642
Series 2013, 3.34%, 09/04/2023	CNY	46,000	7,342
Export-Import Bank of Korea, (South Korea),
Reg. S, 2.60%, 11/08/2023	AUD	1,100	824
Reg. S, 8.00%, 05/15/2024	IDR	400,000	29
Finland Government Bond, (Finland),
Reg. S, 0.00%, 09/15/2023 (e)	EUR	754	837
Reg. S, 0.00%, 09/15/2030 (e)	EUR	50	52
Reg. S, 0.13%, 09/15/2031 (e)	EUR	385	396
Reg. S, 0.13%, 04/15/2036 (e)	EUR	120	117
Reg. S, 0.13%, 04/15/2052 (e)	EUR	220	185
Reg. S, 0.25%, 09/15/2040 (e)	EUR	384	364
Reg. S, 0.50%, 04/15/2026 (e)	EUR	820	911
Reg. S, 0.50%, 09/15/2027 (e)	EUR	280	308
Reg. S, 0.50%, 09/15/2029 (e)	EUR	290	315
Reg. S, 0.75%, 04/15/2031 (e)	EUR	321	353
Reg. S, 0.88%, 09/15/2025 (e)	EUR	430	485
Reg. S, 1.13%, 04/15/2034 (e)	EUR	421	472
Reg. S, 2.00%, 04/15/2024 (e)	EUR	447	514
Reg. S, 2.63%, 07/04/2042 (e)	EUR	275	391
Reg. S, 2.75%, 07/04/2028 (e)	EUR	440	551
Reg. S, 4.00%, 07/04/2025 (e)	EUR	270	335
Series 30Y, Reg. S, 1.38%, 04/15/2047 (e)	EUR	357	428
Finnvera OYJ, (Finland), Reg. S, 0.38%, 04/09/2029	EUR	100	106
Fondo De Titulizacion Del Deficit Del Sistema Electrico FTA, (Spain),
Reg. S, 0.01%, 09/17/2025	EUR	100	109
Reg. S, 0.85%, 12/17/2023	EUR	600	671
Free and Hanseatic City of Hamburg, (Germany),
Reg. S, 0.00%, 04/07/2026	EUR	280	300
Reg. S, 0.01%, 06/30/2028	EUR	180	188
0.01%, 11/05/2035	EUR	70	65
Reg. S, 0.20%, 09/03/2049	EUR	70	59
Reg. S, 0.25%, 02/18/2041	EUR	94	85
Free State of Bavaria, (Germany), Reg. S, 0.01%, 01/18/2035	EUR	352	333
Free State of Saxony, (Germany), Reg. S, 0.01%, 11/05/2029	EUR	197	202
French Republic Government Bond OAT, (France),
Reg. S, 0.00%, 11/25/2029	EUR	2,745	2,865

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 0.50%, 06/25/2044 (e)	EUR	542	506
Reg. S, 0.75%, 11/25/2028	EUR	1,925	2,140
Reg. S, 1.00%, 11/25/2025	EUR	1,560	1,764
Reg. S, 0.00%, 02/25/2024	EUR	2,793	3,091
Reg. S, 0.00%, 03/25/2024	EUR	1,300	1,438
Reg. S, 0.00%, 03/25/2025	EUR	3,340	3,663
Reg. S, 0.00%, 02/25/2026	EUR	844	918
Reg. S, 0.00%, 02/25/2027	EUR	1,805	1,941
Reg. S, 0.00%, 11/25/2030	EUR	2,647	2,722
Reg. S, 0.00%, 11/25/2031	EUR	2,844	2,878
Reg. S, 0.00%, 05/25/2032 (e)	EUR	1,260	1,263
Reg. S, 0.25%, 11/25/2026	EUR	3,576	3,907
Reg. S, 0.50%, 05/25/2025	EUR	2,513	2,795
Reg. S, 0.50%, 05/25/2026	EUR	1,209	1,340
Reg. S, 0.50%, 05/25/2029	EUR	2,197	2,393
Reg. S, 0.50%, 05/25/2040 (e)	EUR	4,569	4,438
Reg. S, 0.50%, 05/25/2072 (e)	EUR	433	304
Reg. S, 0.75%, 05/25/2028	EUR	1,893	2,109
Reg. S, 0.75%, 05/25/2052 (e)	EUR	3,167	2,946
Reg. S, 0.75%, 05/25/2053 (e)	EUR	763	698
Reg. S, 1.00%, 05/25/2027	EUR	2,178	2,462
Reg. S, 1.25%, 05/25/2034	EUR	1,382	1,559
Reg. S, 1.25%, 05/25/2036 (e)	EUR	2,294	2,573
Reg. S, 1.50%, 05/25/2031	EUR	3,873	4,531
Reg. S, 1.50%, 05/25/2050 (e)	EUR	2,031	2,316
Reg. S, 1.75%, 05/25/2023	EUR	3,881	4,398
Reg. S, 1.75%, 11/25/2024	EUR	2,526	2,909
Reg. S, 1.75%, 06/25/2039 (e)	EUR	1,597	1,928
Reg. S, 1.75%, 05/25/2066 (e)	EUR	786	942
Reg. S, 2.00%, 05/25/2048 (e)	EUR	1,967	2,490
Reg. S, 2.25%, 05/25/2024	EUR	883	1,022
Reg. S, 2.50%, 05/25/2030	EUR	6,291	7,925
Reg. S, 2.75%, 10/25/2027	EUR	2,649	3,279
Reg. S, 3.25%, 05/25/2045	EUR	840	1,287
Reg. S, 3.50%, 04/25/2026	EUR	36	45
Reg. S, 4.00%, 10/25/2038	EUR	738	1,168
Reg. S, 4.00%, 04/25/2055 (e)	EUR	1,031	1,918
Reg. S, 4.00%, 04/25/2060	EUR	768	1,483
Reg. S, 4.25%, 10/25/2023	EUR	1,910	2,259
Reg. S, 4.50%, 04/25/2041	EUR	2,342	4,011
Reg. S, 4.75%, 04/25/2035	EUR	1,867	2,997
Reg. S, 5.50%, 04/25/2029	EUR	2,037	3,005
Reg. S, 5.75%, 10/25/2032	EUR	1,159	1,903
Reg. S, 6.00%, 10/25/2025	EUR	2,740	3,643
Reg. S, 8.50%, 04/25/2023	EUR	1,220	1,477
Gemeinsame Deutsche Bundeslaender, (Germany),
Series 46, Reg. S, 1.13%, 09/30/2024	EUR	720	808
Series 58, Reg. S, 0.00%, 02/19/2027	EUR	220	234
Series 60, Reg. S, 0.01%, 02/04/2031	EUR	146	147

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Gestion Securite de Stocks Securite SA, (France), Reg. S, 4.00%, 01/24/2024	EUR	100	118
Hong Kong Government Bond Programme, (Hong Kong),
1.68%, 01/21/2026	HKD	11,350	1,433
1.97%, 01/17/2029	HKD	1,300	165
Hong Kong Government International Bond, (Hong Kong), Reg. S, 2.80%, 11/30/2024	CNH	5,000	787
Housing & Development Board, (Singapore),
Reg. S, 1.76%, 02/24/2027	SGD	250	178
1.87%, 07/21/2033	SGD	1,000	677
Reg. S, 2.25%, 11/21/2024	SGD	750	551
Reg. S, 2.32%, 01/24/2028	SGD	250	181
Reg. S, 2.60%, 10/30/2029	SGD	1,500	1,104
Hungary Government Bond, (Hungary),
Series 24/C, 2.50%, 10/24/2024	HUF	281,740	771
Series 26/E, 1.50%, 04/22/2026	HUF	100,410	250
Series 26/D, 2.75%, 12/22/2026	HUF	80,210	205
Series 27/A, 3.00%, 10/27/2027	HUF	194,780	495
Series 28/A, 6.75%, 10/22/2028	HUF	75,000	231
Series 30/A, 3.00%, 08/21/2030	HUF	157,350	381
Series 33/A, 2.25%, 04/20/2033	HUF	57,020	121
Series 34/A, 2.25%, 06/22/2034	HUF	100,520	205
Series 41/A, 3.00%, 04/25/2041	HUF	27,170	54
Hungary Government International Bond, (Hungary),
Reg. S, 0.50%, 11/18/2030	EUR	500	487
Reg. S, 1.63%, 04/28/2032	EUR	500	525
Reg. S, 1.75%, 10/10/2027	EUR	425	474
Hydro-Quebec, (Canada),
6.00%, 02/15/2040	CAD	300	326
SUB, 8.40%, 03/28/2025		600	692
SUB, 8.91%, 11/18/2024		800	923
Series HK, 9.38%, 04/15/2030		500	725
Ile-de-France Mobilites, (France),
Reg. S, 0.40%, 05/28/2031	EUR	300	311
Reg. S, 1.00%, 05/25/2034	EUR	300	318
Reg. S, 1.28%, 02/14/2042	EUR	100	104
Indonesia Government International Bond, (Indonesia),
0.90%, 02/14/2027	EUR	1,600	1,670
1.85%, 03/12/2031		234	212
Reg. S, 2.15%, 07/18/2024	EUR	550	618
Reg. S, 3.75%, 06/14/2028	EUR	500	598
Indonesia Treasury Bond, (Indonesia),
Series FR56, 8.38%, 09/15/2026	IDR	13,567,000	1,046
Series FR59, 7.00%, 05/15/2027	IDR	15,000,000	1,094
Series FR63, 5.63%, 05/15/2023	IDR	55,000,000	3,913
Series FR64, 6.13%, 05/15/2028	IDR	65,993,000	4,530
Series FR67, 8.75%, 02/15/2044	IDR	7,300,000	583
Series FR74, 7.50%, 08/15/2032	IDR	54,368,000	3,936
Series FR75, 7.50%, 05/15/2038	IDR	110,122,000	7,840
Series FR76, 7.38%, 05/15/2048	IDR	33,695,000	2,361
Series FR80, 7.50%, 06/15/2035	IDR	25,000,000	1,786
Series FR81, 6.50%, 06/15/2025	IDR	119,400,000	8,656

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series FR82, 7.00%, 09/15/2030	IDR	83,820,000	5,935
Series FR83, 7.50%, 04/15/2040	IDR	39,000,000	2,766
Series FR85, 7.75%, 04/15/2031	IDR	30,000,000	2,217
Series FR87, 6.50%, 02/15/2031	IDR	34,800,000	2,381
Series FR90, 5.13%, 04/15/2027	IDR	17,508,000	1,192
Series FR91, 6.38%, 04/15/2032	IDR	26,330,000	1,780
Industrial Bank of Korea, (South Korea), Reg. S, 0.02%, 07/16/2025	CHF	300	317
Infraestruturas de Portugal SA, (Portugal), Reg. S, 4.68%, 10/16/2024	EUR	150	183
Instituto de Credito Oficial, (Spain), Reg. S, 0.25%, 04/30/2024	EUR	50	55
International Bank for Reconstruction & Development, (Supranational),
0.25%, 09/23/2027	GBP	900	1,084
0.00%, 01/15/2027	EUR	1,125	1,195
Zero Coupon, 10/31/2030		1,000	776
0.10%, 09/17/2035	EUR	775	732
Reg. S, 0.20%, 01/21/2061	EUR	500	378
0.38%, 07/28/2025		50	46
0.50%, 07/24/2023	GBP	1,450	1,878
0.50%, 06/21/2035	EUR	50	50
0.88%, 12/13/2024	GBP	50	64
1.63%, 01/15/2025		475	464
2.50%, 03/19/2024		465	467
3.00%, 09/27/2023		200	202
Investitionsbank Schleswig-Holstein, (Germany), Reg. S, 0.01%, 05/15/2026	EUR	100	107
Ireland Government Bond, (Ireland),
Reg. S, 0.20%, 10/18/2030	EUR	881	920
Reg. S, 0.40%, 05/15/2035	EUR	691	692
Reg. S, 0.00%, 10/18/2031	EUR	1,127	1,131
Reg. S, 0.20%, 05/15/2027	EUR	880	954
Reg. S, 0.35%, 10/18/2032	EUR	180	185
Reg. S, 0.55%, 04/22/2041	EUR	295	285
Reg. S, 0.90%, 05/15/2028	EUR	12	14
Reg. S, 1.10%, 05/15/2029	EUR	517	584
Reg. S, 1.35%, 03/18/2031	EUR	365	421
Reg. S, 1.50%, 05/15/2050	EUR	523	586
Reg. S, 1.70%, 05/15/2037	EUR	290	341
Reg. S, 2.00%, 02/18/2045	EUR	455	569
Reg. S, 2.40%, 05/15/2030	EUR	590	734
Reg. S, 3.40%, 03/18/2024	EUR	490	578
Reg. S, 3.90%, 03/20/2023	EUR	270	311
5.40%, 03/13/2025	EUR	790	1,003
Israel Government AID Bond, (Israel), 5.50%, 09/18/2033		900	1,145
Israel Government Bond - Fixed, (Israel),
Series 142, 5.50%, 01/31/2042	ILS	290	130
Series 327, 2.00%, 03/31/2027	ILS	800	254
Series 330, 1.00%, 03/31/2030	ILS	1,200	348
Series 537, 1.50%, 05/31/2037	ILS	305	83
Israel Government International Bond, (Israel),
Reg. S, 2.50%, 01/16/2049	EUR	425	534
2.75%, 07/03/2030		200	198

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Italy Buoni Poliennali Del Tesoro, (Italy),
Reg. S, 0.85%, 01/15/2027	EUR	6,435	6,985
Reg. S, 1.80%, 03/01/2041 (e)	EUR	1,224	1,245
Reg. S, 2.15%, 03/01/2072 (e)	EUR	317	299
Reg. S, 0.00%, 01/15/2024	EUR	1,045	1,150
Reg. S, 0.00%, 04/15/2024	EUR	1,278	1,400
Reg. S, 0.00%, 04/01/2026	EUR	610	645
Reg. S, 0.00%, 08/01/2026	EUR	1,267	1,332
Reg. S, 0.30%, 08/15/2023	EUR	1,640	1,823
Reg. S, 0.35%, 02/01/2025	EUR	380	416
Reg. S, 0.50%, 02/01/2026	EUR	750	814
Reg. S, 0.50%, 07/15/2028	EUR	154	160
Reg. S, 0.60%, 06/15/2023	EUR	1,547	1,728
Reg. S, 0.60%, 08/01/2031 (e)	EUR	964	944
Reg. S, 0.65%, 10/15/2023	EUR	1,000	1,116
Reg. S, 0.90%, 04/01/2031	EUR	1,957	1,982
Reg. S, 0.95%, 09/15/2027	EUR	880	951
Reg. S, 0.95%, 08/01/2030	EUR	1,510	1,556
Reg. S, 0.95%, 12/01/2031 (e)	EUR	995	1,002
Reg. S, 0.95%, 03/01/2037 (e)	EUR	484	453
Reg. S, 1.25%, 12/01/2026	EUR	997	1,106
Reg. S, 1.35%, 04/01/2030	EUR	1,390	1,490
Reg. S, 1.45%, 11/15/2024	EUR	1,900	2,140
Reg. S, 1.45%, 05/15/2025	EUR	1,013	1,141
Reg. S, 1.45%, 03/01/2036 (e)	EUR	1,079	1,095
Reg. S, 1.50%, 06/01/2025	EUR	1,620	1,829
Reg. S, 1.50%, 04/30/2045 (e)	EUR	801	753
Reg. S, 1.65%, 12/01/2030 (e)	EUR	2,253	2,448
Reg. S, 1.65%, 03/01/2032 (e)	EUR	676	728
Reg. S, 1.70%, 09/01/2051 (e)	EUR	1,197	1,128
Reg. S, 1.75%, 07/01/2024	EUR	1,140	1,294
Reg. S, 1.85%, 05/15/2024	EUR	1,340	1,524
Reg. S, 1.85%, 07/01/2025 (e)	EUR	1,200	1,367
Reg. S, 2.00%, 12/01/2025	EUR	760	872
Reg. S, 2.00%, 02/01/2028	EUR	342	390
Reg. S, 2.05%, 08/01/2027	EUR	1,290	1,476
Reg. S, 2.10%, 07/15/2026	EUR	1,844	2,122
Reg. S, 2.15%, 09/01/2052 (e)	EUR	361	372
Reg. S, 2.20%, 06/01/2027	EUR	1,977	2,282
Reg. S, 2.25%, 09/01/2036 (e)	EUR	1,014	1,136
Reg. S, 2.45%, 09/01/2033 (e)	EUR	1,611	1,855
Reg. S, 2.50%, 12/01/2024	EUR	994	1,152
Reg. S, 2.50%, 11/15/2025	EUR	1,185	1,383
Reg. S, 2.70%, 03/01/2047 (e)	EUR	620	729
Reg. S, 2.80%, 12/01/2028	EUR	1,208	1,443
Reg. S, 2.80%, 03/01/2067 (e)	EUR	505	564
Reg. S, 2.95%, 09/01/2038 (e)	EUR	852	1,034
Reg. S, 3.00%, 08/01/2029	EUR	1,426	1,724
Reg. S, 3.10%, 03/01/2040 (e)	EUR	912	1,128
Reg. S, 3.25%, 09/01/2046 (e)	EUR	1,090	1,401

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 3.35%, 03/01/2035 (e)	EUR	2,660	3,344
Reg. S, 3.45%, 03/01/2048 (e)	EUR	785	1,045
Reg. S, 3.50%, 03/01/2030 (e)	EUR	1,306	1,638
Reg. S, 3.75%, 09/01/2024	EUR	1,230	1,464
Reg. S, 3.85%, 09/01/2049 (e)	EUR	930	1,318
Reg. S, 4.00%, 02/01/2037 (e)	EUR	1,310	1,784
Reg. S, 4.50%, 03/01/2024	EUR	59	70
Reg. S, 4.50%, 03/01/2026 (e)	EUR	3	4
Reg. S, 4.75%, 08/01/2023 (e)	EUR	1,000	1,177
Reg. S, 4.75%, 09/01/2028 (e)	EUR	1,270	1,682
Reg. S, 4.75%, 09/01/2044 (e)	EUR	2,105	3,297
Reg. S, 5.00%, 03/01/2025 (e)	EUR	890	1,105
Reg. S, 5.00%, 08/01/2034 (e)	EUR	966	1,416
Reg. S, 5.00%, 08/01/2039 (e)	EUR	911	1,402
Reg. S, 5.00%, 09/01/2040 (e)	EUR	960	1,495
Reg. S, 5.25%, 11/01/2029	EUR	1,777	2,488
Reg. S, 5.75%, 02/01/2033	EUR	1,100	1,666
Reg. S, 6.00%, 05/01/2031	EUR	1,753	2,620
Reg. S, 6.50%, 11/01/2027	EUR	890	1,257
Reg. S, 7.25%, 11/01/2026	EUR	2,200	3,097
Reg. S, 9.00%, 11/01/2023	EUR	1,440	1,815
Series 5Y, Reg. S, 2.45%, 10/01/2023	EUR	2,143	2,456
Series CAC, Reg. S, 2.45%, 09/01/2050 (e)	EUR	862	952
Japan Bank for International Cooperation, (Japan), 2.38%, 07/21/2022		200	201
Japan Expressway Holding and Debt Repayment Agency, (Japan),
Series 37, 2.42%, 06/20/2028	JPY	100,000	935
Series 75, 1.96%, 09/19/2031	JPY	100,000	946
Series 271, 0.02%, 03/31/2026	JPY	200,000	1,640
Series 347, 0.73%, 04/30/2048	JPY	200,000	1,578
Japan Finance Corp., (Japan),
Series 57, 0.00%, 10/17/2025	JPY	400,000	3,279
Series 62, 0.00%, 07/31/2024	JPY	1,870,000	15,350
Japan Finance Organization for Municipalities, (Japan),
Reg. S, 0.05%, 02/12/2027	EUR	500	526
Series 4, 0.31%, 07/28/2023	JPY	1,000,000	8,247
Series 39, 0.82%, 08/26/2022	JPY	10,000	82
Series 55, 0.78%, 12/28/2023	JPY	100,000	832
Series 69, 0.48%, 02/28/2025	JPY	100,000	831
Series 72, 0.51%, 05/23/2025	JPY	1,016,000	8,467
Series 2022, 2.32%, 06/18/2027	JPY	1,400,000	12,805
Japan Government Five Year Bond, (Japan),
Series 141, 0.10%, 09/20/2024	JPY	323,300	2,664
Series 142, 0.10%, 12/20/2024	JPY	798,450	6,582
Series 143, 0.10%, 03/20/2025	JPY	1,344,200	11,082
Series 144, 0.10%, 06/20/2025	JPY	329,000	2,713
Series 148, 0.01%, 06/20/2026	JPY	409,750	3,365
Series 150, 0.01%, 12/20/2026	JPY	1,874,550	15,380

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Japan Government Forty Year Bond, (Japan),
Series 1, 2.40%, 03/20/2048	JPY	100,000	1,120
Series 3, 2.20%, 03/20/2050	JPY	2,126,550	23,168
Series 4, 2.20%, 03/20/2051	JPY	540,200	5,913
Series 5, 2.00%, 03/20/2052	JPY	362,900	3,842
Series 6, 1.90%, 03/20/2053	JPY	246,950	2,571
Series 7, 1.70%, 03/20/2054	JPY	511,700	5,122
Series 8, 1.40%, 03/20/2055	JPY	484,800	4,535
Series 9, 0.40%, 03/20/2056	JPY	335,900	2,338
Series 10, 0.90%, 03/20/2057	JPY	150,450	1,227
Series 11, 0.80%, 03/20/2058	JPY	745,550	5,886
Series 12, 0.50%, 03/20/2059	JPY	867,100	6,152
Series 13, 0.50%, 03/20/2060	JPY	785,500	5,556
Series 14, 0.70%, 03/20/2061	JPY	876,500	6,632
Japan Government Ten Year Bond, (Japan),
Series 330, 0.80%, 09/20/2023	JPY	5,101,700	42,431
Series 333, 0.60%, 03/20/2024	JPY	374,600	3,115
Series 334, 0.60%, 06/20/2024	JPY	1,632,950	13,603
Series 336, 0.50%, 12/20/2024	JPY	523,900	4,365
Series 341, 0.30%, 12/20/2025	JPY	1,248,950	10,377
Series 342, 0.10%, 03/20/2026	JPY	288,000	2,375
Series 343, 0.10%, 06/20/2026	JPY	3,348,200	27,603
Series 344, 0.10%, 09/20/2026	JPY	2,222,800	18,324
Series 345, 0.10%, 12/20/2026	JPY	5,827,200	48,015
Series 346, 0.10%, 03/20/2027	JPY	1,000,000	8,239
Series 347, 0.10%, 06/20/2027	JPY	2,085,300	17,174
Series 348, 0.10%, 09/20/2027	JPY	3,407,900	28,064
Series 349, 0.10%, 12/20/2027	JPY	2,115,800	17,422
Series 350, 0.10%, 03/20/2028	JPY	1,729,600	14,234
Series 351, 0.10%, 06/20/2028	JPY	1,529,200	12,578
Series 352, 0.10%, 09/20/2028	JPY	1,452,200	11,937
Series 353, 0.10%, 12/20/2028	JPY	183,600	1,508
Series 354, 0.10%, 03/20/2029	JPY	1,582,450	12,993
Series 355, 0.10%, 06/20/2029	JPY	156,050	1,280
Series 356, 0.10%, 09/20/2029	JPY	2,192,650	17,977
Series 357, 0.10%, 12/20/2029	JPY	777,000	6,365
Series 358, 0.10%, 03/20/2030	JPY	1,355,150	11,092
Series 359, 0.10%, 06/20/2030	JPY	4,212,450	34,447
Series 360, 0.10%, 09/20/2030	JPY	910,250	7,433
Series 361, 0.10%, 12/20/2030	JPY	571,000	4,658
Series 363, 0.10%, 06/20/2031	JPY	1,765,250	14,375
Series 364, 0.10%, 09/20/2031	JPY	469,200	3,818
Series 365, 0.10%, 12/20/2031	JPY	2,111,600	17,156
Japan Government Thirty Year Bond, (Japan),
Series 4, 2.90%, 11/20/2030	JPY	411,050	4,164
Series 5, 2.20%, 05/20/2031	JPY	143,400	1,392
Series 11, 1.70%, 06/20/2033	JPY	100,000	950
Series 12, 2.10%, 09/20/2033	JPY	152,100	1,502
Series 17, 2.40%, 12/20/2034	JPY	112,150	1,155
Series 18, 2.30%, 03/20/2035	JPY	973,400	9,949

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 19, 2.30%, 06/20/2035	JPY	2,867,700	29,379
Series 20, 2.50%, 09/20/2035	JPY	156,800	1,644
Series 21, 2.30%, 12/20/2035	JPY	749,850	7,719
Series 22, 2.50%, 03/20/2036	JPY	132,250	1,393
Series 23, 2.50%, 06/20/2036	JPY	469,200	4,955
Series 24, 2.50%, 09/20/2036	JPY	675,100	7,146
Series 29, 2.40%, 09/20/2038	JPY	110,100	1,169
Series 32, 2.30%, 03/20/2040	JPY	271,450	2,863
Series 33, 2.00%, 09/20/2040	JPY	3,135,250	31,753
Series 34, 2.20%, 03/20/2041	JPY	622,350	6,498
Series 35, 2.00%, 09/20/2041	JPY	844,000	8,589
Series 36, 2.00%, 03/20/2042	JPY	124,900	1,275
Series 37, 1.90%, 09/20/2042	JPY	1,512,850	15,233
Series 38, 1.80%, 03/20/2043	JPY	103,400	1,027
Series 39, 1.90%, 06/20/2043	JPY	316,950	3,201
Series 40, 1.80%, 09/20/2043	JPY	56,950	567
Series 41, 1.70%, 12/20/2043	JPY	385,100	3,773
Series 42, 1.70%, 03/20/2044	JPY	580,800	5,694
Series 43, 1.70%, 06/20/2044	JPY	200,000	1,963
Series 44, 1.70%, 09/20/2044	JPY	227,600	2,236
Series 45, 1.50%, 12/20/2044	JPY	449,400	4,260
Series 46, 1.50%, 03/20/2045	JPY	707,550	6,709
Series 47, 1.60%, 06/20/2045	JPY	627,000	6,052
Series 48, 1.40%, 09/20/2045	JPY	1,844,250	17,156
Series 49, 1.40%, 12/20/2045	JPY	438,550	4,081
Series 50, 0.80%, 03/20/2046	JPY	131,550	1,081
Series 51, 0.30%, 06/20/2046	JPY	327,200	2,388
Series 52, 0.50%, 09/20/2046	JPY	145,450	1,112
Series 53, 0.60%, 12/20/2046	JPY	119,050	931
Series 56, 0.80%, 09/20/2047	JPY	2,286,950	18,625
Series 57, 0.80%, 12/20/2047	JPY	487,150	3,960
Series 58, 0.80%, 03/20/2048	JPY	805,200	6,539
Series 61, 0.70%, 12/20/2048	JPY	231,950	1,827
Series 62, 0.50%, 03/20/2049	JPY	2,172,650	16,204
Series 63, 0.40%, 06/20/2049	JPY	209,600	1,517
Series 64, 0.40%, 09/20/2049	JPY	187,050	1,351
Series 65, 0.40%, 12/20/2049	JPY	517,250	3,729
Series 66, 0.40%, 03/20/2050	JPY	639,850	4,614
Series 67, 0.60%, 06/20/2050	JPY	571,100	4,342
Series 68, 0.60%, 09/20/2050	JPY	131,500	999
Series 69, 0.70%, 12/20/2050	JPY	658,150	5,136
Series 70, 0.70%, 03/20/2051	JPY	493,700	3,847
Series 71, 0.70%, 06/20/2051	JPY	769,500	5,997
Series 72, 0.70%, 09/20/2051	JPY	142,600	1,109
Series 73, 0.70%, 12/20/2051	JPY	856,700	6,665
Japan Government Twenty Year Bond, (Japan),
Series 72, 2.10%, 09/20/2024	JPY	975,400	8,433
Series 75, 2.10%, 03/20/2025	JPY	37,000	323
Series 80, 2.10%, 06/20/2025	JPY	517,000	4,536
Series 82, 2.10%, 09/20/2025	JPY	1,151,150	10,146

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 92, 2.10%, 12/20/2026	JPY	196,250	1,769
Series 94, 2.10%, 03/20/2027	JPY	47,500	430
Series 96, 2.10%, 06/20/2027	JPY	93,350	849
Series 99, 2.10%, 12/20/2027	JPY	771,550	7,075
Series 102, 2.40%, 06/20/2028	JPY	900,900	8,463
Series 105, 2.10%, 09/20/2028	JPY	263,700	2,446
Series 109, 1.90%, 03/20/2029	JPY	5,043,100	46,595
Series 113, 2.10%, 09/20/2029	JPY	440,750	4,151
Series 118, 2.00%, 06/20/2030	JPY	1,865,000	17,621
Series 121, 1.90%, 09/20/2030	JPY	1,308,800	12,310
Series 122, 1.80%, 09/20/2030	JPY	965,200	9,012
Series 123, 2.10%, 12/20/2030	JPY	167,000	1,600
Series 124, 2.00%, 12/20/2030	JPY	253,200	2,407
Series 125, 2.20%, 03/20/2031	JPY	768,850	7,444
Series 126, 2.00%, 03/20/2031	JPY	845,200	8,061
Series 127, 1.90%, 03/20/2031	JPY	636,450	6,024
Series 128, 1.90%, 06/20/2031	JPY	797,950	7,578
Series 131, 1.70%, 09/20/2031	JPY	1,095,000	10,256
Series 133, 1.80%, 12/20/2031	JPY	818,050	7,747
Series 134, 1.80%, 03/20/2032	JPY	447,550	4,251
Series 137, 1.70%, 06/20/2032	JPY	514,700	4,855
Series 140, 1.70%, 09/20/2032	JPY	1,698,550	16,053
Series 145, 1.70%, 06/20/2033	JPY	109,050	1,036
Series 146, 1.70%, 09/20/2033	JPY	173,100	1,647
Series 147, 1.60%, 12/20/2033	JPY	105,350	994
Series 148, 1.50%, 03/20/2034	JPY	970,000	9,066
Series 149, 1.50%, 06/20/2034	JPY	4,019,950	37,623
Series 150, 1.40%, 09/20/2034	JPY	4,908,050	45,486
Series 151, 1.20%, 12/20/2034	JPY	585,550	5,315
Series 152, 1.20%, 03/20/2035	JPY	1,277,600	11,599
Series 153, 1.30%, 06/20/2035	JPY	800,000	7,350
Series 154, 1.20%, 09/20/2035	JPY	845,850	7,685
Series 155, 1.00%, 12/20/2035	JPY	963,350	8,542
Series 156, 0.40%, 03/20/2036	JPY	745,350	6,108
Series 157, 0.20%, 06/20/2036	JPY	1,132,250	9,002
Series 158, 0.50%, 09/20/2036	JPY	582,700	4,824
Series 159, 0.60%, 12/20/2036	JPY	589,100	4,939
Series 161, 0.60%, 06/20/2037	JPY	1,685,850	14,094
Series 164, 0.50%, 03/20/2038	JPY	649,700	5,316
Series 165, 0.50%, 06/20/2038	JPY	397,450	3,247
Series 166, 0.70%, 09/20/2038	JPY	308,900	2,599
Series 167, 0.50%, 12/20/2038	JPY	1,258,550	10,236
Series 168, 0.40%, 03/20/2039	JPY	590,400	4,714
Series 172, 0.40%, 03/20/2040	JPY	145,000	1,145
Series 173, 0.40%, 06/20/2040	JPY	872,500	6,869
Series 174, 0.40%, 09/20/2040	JPY	2,414,850	18,941
Series 175, 0.50%, 12/20/2040	JPY	698,400	5,567
Series 176, 0.50%, 03/20/2041	JPY	753,650	5,996
Series 177, 0.40%, 06/20/2041	JPY	908,850	7,087
Series 178, 0.50%, 09/20/2041	JPY	1,024,900	8,128
Series 179, 0.50%, 12/20/2041	JPY	1,180,650	9,348

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Japan Government Two Year Bond, (Japan),
Series 415, 0.10%, 08/01/2022	JPY	959,300	7,885
Series 430, 0.01%, 11/01/2023	JPY	300,000	2,466
Series 432, 0.01%, 01/01/2024	JPY	4,069,750	33,460
Japan Housing Finance Agency, (Japan),
Series 71, 1.75%, 03/19/2026	JPY	200,000	1,751
Series 108, 1.43%, 06/18/2027	JPY	100,000	877
Japan International Cooperation Agency, (Japan), Series 35, 0.08%, 06/19/2026	JPY	200,000	1,641
Japanese Government CPI Linked Bond, (Japan), Series 25, 0.20%, 03/10/2030	JPY	100,111	890
Jersey International Bond, (Jersey), Reg. S, 3.75%, 06/09/2054	GBP	400	682
Junta de Castilla y Leon, (Spain), Reg. S, 0.43%, 04/30/2030	EUR	62	64
Kazakhstan Government International Bond, (Kazakhstan), Reg. S, 1.50%, 09/30/2034	EUR	200	169
Kingdom of Belgium Government Bond, (Belgium),
Series 44, Reg. S, 5.00%, 03/28/2035 (e)	EUR	880	1,426
Series 60, Reg. S, 4.25%, 03/28/2041 (e)	EUR	710	1,164
Series 64, Reg. S, 4.50%, 03/28/2026 (e)	EUR	265	341
Series 66, Reg. S, 4.00%, 03/28/2032	EUR	532	761
Series 71, Reg. S, 3.75%, 06/22/2045	EUR	403	652
Series 72, Reg. S, 2.60%, 06/22/2024 (e)	EUR	250	292
Series 73, Reg. S, 3.00%, 06/22/2034 (e)	EUR	2,138	2,883
Series 74, Reg. S, 0.80%, 06/22/2025 (e)	EUR	1,289	1,449
Series 75, Reg. S, 1.00%, 06/22/2031 (e)	EUR	737	824
Series 76, Reg. S, 1.90%, 06/22/2038 (e)	EUR	493	599
Series 77, Reg. S, 1.00%, 06/22/2026 (e)	EUR	1,412	1,597
Series 78, Reg. S, 1.60%, 06/22/2047 (e)	EUR	1,027	1,170
Series 79, Reg. S, 0.20%, 10/22/2023 (e)	EUR	247	275
Series 80, Reg. S, 2.15%, 06/22/2066 (e)	EUR	301	393
Series 81, Reg. S, 0.80%, 06/22/2027 (e)	EUR	310	347
Series 82, Reg. S, 0.50%, 10/22/2024 (e)	EUR	1,000	1,118
Series 83, Reg. S, 2.25%, 06/22/2057 (e)	EUR	307	404
Series 84, Reg. S, 1.45%, 06/22/2037 (e)	EUR	300	341
Series 85, Reg. S, 0.80%, 06/22/2028 (e)	EUR	1,582	1,769
Series 86, Reg. S, 1.25%, 04/22/2033 (e)	EUR	894	1,020
Series 87, Reg. S, 0.90%, 06/22/2029 (e)	EUR	1,124	1,259
Series 88, Reg. S, 1.70%, 06/22/2050 (e)	EUR	746	866
Series 89, Reg. S, 0.10%, 06/22/2030 (e)	EUR	722	755
Series 90, Reg. S, 0.40%, 06/22/2040 (e)	EUR	735	688
Series 91, Reg. S, 0.00%, 10/22/2027 (e)	EUR	1,326	1,421
Series 92, Reg. S, 0.00%, 10/22/2031 (e)	EUR	747	755
Series 93, Reg. S, 0.65%, 06/22/2071 (e)	EUR	328	241
Series 94, Reg. S, 0.35%, 06/22/2032 (e)	EUR	1,000	1,035
Series 95, Reg. S, 1.40%, 06/22/2053 (e)	EUR	235	251
Kommunalbanken A/S, (Norway),
Reg. S, 0.05%, 10/24/2029	EUR	100	102
Reg. S, 0.63%, 04/20/2026	EUR	1,000	1,093
Kommunekredit, (Denmark),
Reg. S, 0.01%, 05/04/2034	EUR	500	472
Reg. S, 0.25%, 03/29/2023	EUR	175	195
Reg. S, 0.50%, 01/24/2025	EUR	700	770

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Kommuninvest I Sverige AB, (Sweden),
Reg. S, 1.50%, 05/12/2025	SEK	3,000	317
Series 2505, Reg. S, 1.00%, 05/12/2025	SEK	5,000	522
Series 2602, Reg. S, 0.75%, 02/04/2026	SEK	2,880	295
Series 2611, Reg. S, 1.00%, 11/12/2026	SEK	4,000	410
Series G24, Reg. S, 0.38%, 03/27/2024	SEK	4,880	510
Korea Development Bank (The), (South Korea),
Reg. S, 1.83%, 08/10/2027	SEK	2,000	208
6.00%, 01/22/2025	IDR	15,000,000	1,050
Korea Expressway Corp., (South Korea), Reg. S, 3.10%, 06/08/2026		200	198
Korea Housing Finance Corp., (South Korea),
Reg. S, 0.01%, 06/29/2026	EUR	100	106
Reg. S, 0.10%, 06/18/2024	EUR	100	109
Korea Hydro & Nuclear Power Co. Ltd., (South Korea), Reg. S, 0.00%, 07/19/2024	CHF	300	320
Korea National Oil Corp., (South Korea),
Reg. S, 0.00%, 10/04/2024	CHF	300	319
Reg. S, 0.26%, 07/30/2027	CHF	300	310
Korea Treasury Bond, (South Korea),
Series 2306, 1.00%, 06/10/2023	KRW	27,596,600	22,524
Series 2312, 0.88%, 12/10/2023	KRW	4,806,750	3,873
Series 2409, 1.38%, 09/10/2024	KRW	13,098,440	10,484
Series 2509, 1.13%, 09/10/2025	KRW	23,030,000	17,953
Series 2603, 5.75%, 03/10/2026	KRW	5,119,010	4,673
Series 2612, 1.50%, 12/10/2026	KRW	12,039,290	9,319
Series 2712, 2.38%, 12/10/2027	KRW	2,000,000	1,600
Series 2912, 1.38%, 12/10/2029	KRW	17,013,840	12,465
Series 3006, 1.38%, 06/10/2030	KRW	7,900,000	5,749
Series 3106, 2.00%, 06/10/2031	KRW	7,015,550	5,320
Series 3112, 2.38%, 12/10/2031	KRW	8,152,080	6,366
Series 3909, 1.13%, 09/10/2039	KRW	19,009,410	11,748
Series 4009, 1.50%, 09/10/2040	KRW	2,000,000	1,309
Series 4603, 2.00%, 03/10/2046	KRW	1,444,000	1,009
Series 4703, 2.13%, 03/10/2047	KRW	4,548,060	3,256
Series 4803, 2.63%, 03/10/2048	KRW	5,294,330	4,172
Series 4903, 2.00%, 03/10/2049	KRW	2,252,320	1,556
Series 5003, 1.50%, 03/10/2050	KRW	17,807,000	10,839
Series 5103, 1.88%, 03/10/2051	KRW	5,831,900	3,873
Series 6609, 1.50%, 09/10/2066	KRW	2,340,000	1,289
Series 7009, 1.63%, 09/10/2070	KRW	989,340	561
Kuntarahoitus OYJ, (Finland),
Reg. S, 0.05%, 09/06/2029	EUR	400	412
Reg. S, 0.13%, 03/07/2024	EUR	180	198
Reg. S, 1.25%, 02/23/2033	EUR	200	222
Land Baden-Wuerttemberg, (Germany),
Reg. S, 0.01%, 09/02/2030	EUR	118	120
Reg. S, 0.63%, 01/27/2026	EUR	380	418
Series 120, Reg. S, 2.00%, 11/13/2023	EUR	220	251
Land Berlin, (Germany),
Reg. S, 0.01%, 07/02/2030	EUR	490	499
Reg. S, 0.10%, 01/18/2030	EUR	135	139

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 0.13%, 11/24/2045	EUR	90	76
Series 493, Reg. S, 0.63%, 02/08/2027	EUR	570	624
Series 495, Reg. S, 1.38%, 06/05/2037	EUR	260	289
Series 506, Reg. S, 1.38%, 08/27/2038	EUR	115	128
Series 530, Reg. S, 0.10%, 01/18/2041	EUR	80	71
Land Thueringen, (Germany),
Reg. S, 0.05%, 05/06/2030	EUR	260	266
Reg. S, 0.13%, 01/13/2051	EUR	100	81
Latvia Government International Bond, (Latvia),
Reg. S, 0.00%, 03/17/2031	EUR	100	98
Reg. S, 1.13%, 05/30/2028	EUR	390	430
Reg. S, 1.38%, 05/16/2036	EUR	110	118
Reg. S, 1.88%, 02/19/2049	EUR	100	116
Lithuania Government International Bond, (Lithuania),
Reg. S, 0.25%, 05/06/2025	EUR	70	76
Reg. S, 0.50%, 07/28/2050	EUR	210	163
Reg. S, 0.75%, 05/06/2030	EUR	440	467
Luxembourg Government Bond, (Luxembourg),
Reg. S, 0.00%, 04/28/2025	EUR	240	260
Reg. S, 0.00%, 11/13/2026	EUR	130	139
Reg. S, 0.00%, 04/28/2030	EUR	150	153
Malaysia Government Bond, (Malaysia),
Series 114, 4.18%, 07/15/2024	MYR	8,000	1,955
Series 118, 3.88%, 03/14/2025	MYR	2,000	485
Series 122, 3.58%, 07/15/2032	MYR	6,000	1,390
Series 216, 4.74%, 03/15/2046	MYR	10,700	2,596
Series 217, 4.06%, 09/30/2024	MYR	12,000	2,931
Series 219, 3.89%, 08/15/2029	MYR	6,600	1,561
Series 220, 2.63%, 04/15/2031	MYR	5,636	1,201
Series 307, 3.50%, 05/31/2027	MYR	2,000	472
Series 317, 4.76%, 04/07/2037	MYR	2,200	550
Series 318, 4.64%, 11/07/2033	MYR	10,000	2,472
Series 319, 3.48%, 06/14/2024	MYR	5,500	1,324
Series 418, 4.89%, 06/08/2038	MYR	11,600	2,895
Series 419, 3.83%, 07/05/2034	MYR	3,300	753
Series 518, 4.92%, 07/06/2048	MYR	1,800	450
Series 519, 3.76%, 05/22/2040	MYR	1,790	387
Malaysia Government Investment Issue, (Malaysia),
Series 119, 4.13%, 07/09/2029	MYR	31,630	7,626
Series 217, 4.05%, 08/15/2024	MYR	3,090	753
Series 218, 4.37%, 10/31/2028	MYR	7,600	1,866
Series 219, 4.47%, 09/15/2039	MYR	2,000	475
Series 316, 4.07%, 09/30/2026	MYR	21,579	5,246
Series 417, 4.90%, 05/08/2047	MYR	521	130
Series 517, 4.76%, 08/04/2037	MYR	3,800	939
Series 519, 4.64%, 11/15/2049	MYR	2,995	710
Series 615, 4.79%, 10/31/2035	MYR	2,946	733

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 617, 4.72%, 06/15/2033	MYR	3,000	752
Series 719, 3.15%, 05/15/2023	MYR	9,000	2,166
Metropolitano de Lisboa EPE, (Portugal), 7.30%, 12/23/2025	EUR	500	680
Mexican Bonos, (Mexico),
Series M, 7.75%, 05/29/2031	MXN	12,000	581
Series M 20, 7.50%, 06/03/2027	MXN	17,000	820
Series M 20, 8.50%, 05/31/2029	MXN	1,000	51
Mexico Government International Bond, (Mexico),
1.13%, 01/17/2030	EUR	600	592
1.35%, 09/18/2027	EUR	1,575	1,685
1.63%, 04/08/2026	EUR	100	111
2.13%, 10/25/2051	EUR	600	475
3.00%, 03/06/2045	EUR	425	422
4.13%, 01/21/2026		280	294
4.60%, 02/10/2048		250	238
5.75%, 10/12/2110		50	51
6.75%, 02/06/2024	GBP	100	140
Ministeries Van de Vlaamse Gemeenschap, (Belgium),
Reg. S, 0.01%, 06/23/2027	EUR	500	531
Reg. S, 1.00%, 01/23/2051	EUR	100	95
Reg. S, 1.38%, 11/21/2033	EUR	300	338
Reg. S, 1.50%, 07/12/2038	EUR	100	112
Reg. S, 1.50%, 04/11/2044	EUR	100	109
Municipal Finance Authority of British Columbia, (Canada),
1.10%, 06/01/2025	CAD	200	152
2.55%, 10/09/2029	CAD	300	232
2.80%, 12/03/2023	CAD	1,000	806
Nederlandse Waterschapsbank NV, (Netherlands),
Reg. S, 0.05%, 01/28/2030	EUR	374	384
0.13%, 09/25/2023	EUR	400	442
Reg. S, 0.25%, 06/07/2024	EUR	683	751
Reg. S, 0.38%, 09/28/2046	EUR	169	153
Reg. S, 0.75%, 10/04/2041	EUR	100	99
Reg. S, 1.00%, 03/01/2028	EUR	300	333
Reg. S, 1.25%, 05/27/2036	EUR	140	153
Reg. S, 1.50%, 06/15/2039	EUR	160	182
5.20%, 03/31/2025	CAD	1,000	853
Netherlands Government Bond, (Netherlands),
Reg. S, 4.00%, 01/15/2037 (e)	EUR	974	1,547
Reg. S, 0.00%, 01/15/2024 (e)	EUR	446	494
Reg. S, 0.00%, 01/15/2027 (e)	EUR	990	1,071
0.00%, 01/15/2029	EUR	890	945
Reg. S, 0.00%, 07/15/2030 (e)	EUR	764	802
Reg. S, 0.00%, 07/15/2031 (e)	EUR	197	205
Reg. S, 0.00%, 01/15/2038 (e)	EUR	202	194
Reg. S, 0.00%, 01/15/2052 (e)	EUR	664	576
Reg. S, 0.25%, 07/15/2025 (e)	EUR	354	392
Reg. S, 0.25%, 07/15/2029 (e)	EUR	799	863
Reg. S, 0.50%, 07/15/2032 (e)	EUR	360	387
Reg. S, 0.50%, 01/15/2040 (e)	EUR	540	563

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 0.75%, 07/15/2027 (e)	EUR	1,883	2,114
Reg. S, 0.75%, 07/15/2028 (e)	EUR	390	437
Reg. S, 1.75%, 07/15/2023 (e)	EUR	824	936
Reg. S, 2.00%, 07/15/2024 (e)	EUR	1,274	1,473
Reg. S, 2.50%, 01/15/2033 (e)	EUR	2,458	3,199
Reg. S, 2.75%, 01/15/2047 (e)	EUR	1,288	2,051
Reg. S, 3.75%, 01/15/2042 (e)	EUR	981	1,662
Reg. S, 5.50%, 01/15/2028 (e)	EUR	666	947
New South Wales Treasury Corp., (Australia),
Reg. S, 1.00%, 02/08/2024	AUD	500	368
Reg. S, 1.25%, 03/20/2025	AUD	3,000	2,166
Reg. S, 1.50%, 02/20/2032	AUD	1,000	640
Reg. S, 2.00%, 03/20/2031	AUD	1,900	1,293
Reg. S, 2.00%, 03/08/2033	AUD	3,500	2,308
2.25%, 05/07/2041	AUD	700	418
Reg. S, 3.00%, 03/20/2028	AUD	1,800	1,351
Reg. S, 3.00%, 02/20/2030	AUD	2,200	1,636
Series 27, Reg. S, 3.00%, 05/20/2027	AUD	4,100	3,086
New Zealand Government Bond, (New Zealand),
Series 423, Reg. S, 5.50%, 04/15/2023	NZD	3,250	2,322
Series 425, Reg. S, 2.75%, 04/15/2025	NZD	1,700	1,169
Series 427, Reg. S, 4.50%, 04/15/2027	NZD	730	538
Series 429, 3.00%, 04/20/2029	NZD	2,210	1,513
Series 433, Reg. S, 3.50%, 04/14/2033	NZD	1,980	1,405
Series 437, Reg. S, 2.75%, 04/15/2037	NZD	1,260	815
Series 524, 0.50%, 05/15/2024	NZD	5,500	3,625
Series 526, 0.50%, 05/15/2026	NZD	2,033	1,268
Series 528, 0.25%, 05/15/2028	NZD	6,400	3,719
Series 531, 1.50%, 05/15/2031	NZD	2,700	1,617
Series 532, 2.00%, 05/15/2032	NZD	1,090	676
Series 541, 1.75%, 05/15/2041	NZD	1,265	677
Series 551, 2.75%, 05/15/2051	NZD	633	384
New Zealand Local Government Funding Agency Bond, (New Zealand),
Reg. S, 2.00%, 04/15/2037	NZD	1,570	832
3.50%, 04/14/2033	NZD	300	199
Northern Territory Treasury Corp., (Australia),
Reg. S, 2.00%, 04/21/2031	AUD	600	401
Reg. S, 2.75%, 04/21/2027	AUD	2,200	1,632
Norway Government Bond, (Norway),
Series 476, Reg. S, 3.00%, 03/14/2024 (e)	NOK	6,073	700
Series 477, Reg. S, 1.75%, 03/13/2025 (e)	NOK	1,920	214
Series 478, Reg. S, 1.50%, 02/19/2026 (e)	NOK	2,520	276
Series 479, Reg. S, 1.75%, 02/17/2027 (e)	NOK	3,070	336
Series 480, Reg. S, 2.00%, 04/26/2028 (e)	NOK	3,320	364
Series 481, Reg. S, 1.75%, 09/06/2029 (e)	NOK	3,040	326
Series 483, Reg. S, 1.25%, 09/17/2031 (e)	NOK	2,794	282
Series 484, Reg. S, 2.13%, 05/18/2032 (e)	NOK	1,987	217
Series 482, Reg. S, 1.38%, 08/19/2030 (e)	NOK	3,270	338
OMERS Finance Trust, (Canada),
0.45%, 05/13/2025 (e)	EUR	250	272

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 0.45%, 05/13/2025	EUR	2,700	2,939
Ontario Electricity Financial Corp., (Canada), Series 40, Zero Coupon, 04/11/2031	CAD	1,400	833
Ontario Teachers’ Finance Trust, (Canada),
Reg. S, 0.50%, 05/06/2025	EUR	2,100	2,296
Reg. S, 0.90%, 05/20/2041	EUR	1,050	1,013
Panama Government International Bond, (Panama), 4.50%, 04/16/2050		200	198
Peruvian Government International Bond, (Peru),
Reg. S, 1.95%, 11/17/2036	EUR	500	479
Reg. S, 2.75%, 01/30/2026	EUR	425	493
2.78%, 01/23/2031		110	104
3.23%, 07/28/2121		25	19
3.55%, 03/10/2051		50	46
Reg. S, 6.90%, 08/12/2037	PEN	1,000	268
Philippine Government International Bond, (Philippines),
1.65%, 06/10/2031		200	178
1.75%, 04/28/2041	EUR	500	469
9.50%, 02/02/2030		100	142
Portugal Obrigacoes do Tesouro OT, (Portugal),
Reg. S, 0.30%, 10/17/2031 (e)	EUR	232	232
Reg. S, 0.48%, 10/18/2030 (e)	EUR	997	1,037
Reg. S, 0.70%, 10/15/2027 (e)	EUR	1,455	1,597
Reg. S, 0.90%, 10/12/2035 (e)	EUR	451	457
Reg. S, 1.00%, 04/12/2052 (e)	EUR	140	120
Reg. S, 1.15%, 04/11/2042 (e)	EUR	105	102
Reg. S, 1.95%, 06/15/2029 (e)	EUR	233	272
Reg. S, 2.13%, 10/17/2028 (e)	EUR	1,047	1,244
Reg. S, 2.88%, 10/15/2025 (e)	EUR	610	731
Reg. S, 2.88%, 07/21/2026 (e)	EUR	580	702
Reg. S, 3.88%, 02/15/2030 (e)	EUR	50	67
Reg. S, 4.10%, 04/15/2037 (e)	EUR	527	774
Reg. S, 4.10%, 02/15/2045 (e)	EUR	570	908
Reg. S, 4.13%, 04/14/2027 (e)	EUR	480	621
Reg. S, 5.65%, 02/15/2024 (e)	EUR	1,139	1,389
Series 15Y, Reg. S, 2.25%, 04/18/2034 (e)	EUR	426	511
Province of Alberta Canada, (Canada),
Reg. S, 1.40%, 02/20/2029	SEK	2,000	194
Reg. S, 1.50%, 12/15/2022	GBP	400	527
2.20%, 06/01/2026	CAD	600	469
Province of British Columbia Canada, (Canada),
2.80%, 06/18/2048	CAD	400	295
7.25%, 09/01/2036		300	440
7.88%, 11/30/2023	CAD	120	104
Province of Manitoba Canada, (Canada), 2.75%, 06/02/2029	CAD	500	394
Province of Nova Scotia Canada, (Canada), 3.45%, 06/01/2045	CAD	200	162
Province of Ontario Canada, (Canada),
Reg. S, 0.25%, 12/15/2026	GBP	1,000	1,210
Reg. S, 0.50%, 12/15/2023	GBP	500	643
Reg. S, 0.63%, 04/17/2025	EUR	400	440
5.60%, 06/02/2035	CAD	300	300
Province of Quebec Canada, (Canada),
Reg. S, 0.88%, 05/04/2027	EUR	1,600	1,754

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 0.88%, 07/05/2028	EUR	1,025	1,114
Reg. S, 2.38%, 01/22/2024	EUR	425	486
3.50%, 12/01/2045	CAD	200	166
Series PD, 7.50%, 09/15/2029		100	131
Province of Saskatchewan Canada, (Canada), 3.30%, 06/02/2048	CAD	400	321
Queensland Treasury Corp., (Australia),
Reg. S, 1.50%, 03/02/2032 (e)	AUD	1,000	641
Reg. S, 1.75%, 08/21/2031 (e)	AUD	1,700	1,126
Reg. S, 1.75%, 07/20/2034 (e)	AUD	1,100	686
Reg. S, 2.25%, 04/16/2040 (e)	AUD	1,100	671
Reg. S, 2.25%, 11/20/2041 (e)	AUD	450	268
Reg. S, 3.25%, 08/21/2029 (e)	AUD	2,000	1,516
Reg. S, 3.50%, 08/21/2030 (e)	AUD	1,500	1,155
Series 23, Reg. S, 4.25%, 07/21/2023 (e)	AUD	3,500	2,712
Series 24, Reg. S, 5.75%, 07/22/2024	AUD	1,100	888
Series 25, Reg. S, 4.75%, 07/21/2025 (e)	AUD	2,000	1,597
Series 26, Reg. S, 3.25%, 07/21/2026 (e)	AUD	1,000	762
Series 27, Reg. S, 2.75%, 08/20/2027 (e)	AUD	1,800	1,337
Series 28, Reg. S, 3.25%, 07/21/2028 (e)	AUD	3,100	2,357
Regiao Autonoma Madeira, (Portugal), 0.94%, 05/29/2032	EUR	200	206
Regie Autonome des Transports Parisiens, (France),
Reg. S, 0.38%, 06/15/2024	EUR	300	331
Reg. S, 0.40%, 12/19/2036	EUR	700	660
Reg. S, 0.88%, 05/25/2027	EUR	100	110
Reg. S, 1.75%, 05/25/2031	EUR	500	581
Region of Ile de France, (France),
Reg. S, 0.50%, 06/14/2025	EUR	200	220
Reg. S, 3.63%, 03/27/2024	EUR	100	118
Region Wallonne Belgium, (Belgium),
Reg. S, 0.05%, 06/22/2025	EUR	800	868
Reg. S, 0.25%, 05/03/2026	EUR	300	325
Reg. S, 0.38%, 10/22/2031	EUR	100	102
Reg. S, 0.50%, 06/22/2037	EUR	100	95
Reg. S, 1.05%, 06/22/2040	EUR	100	100
Republic of Austria Government Bond, (Austria),
Reg. S, 0.00%, 07/15/2023 (e)	EUR	700	777
Reg. S, 0.00%, 07/15/2024 (e)	EUR	280	309
Reg. S, 0.00%, 02/20/2030 (e)	EUR	498	517
Reg. S, 0.00%, 02/20/2031 (e)	EUR	754	771
Reg. S, 0.00%, 10/20/2040 (e)	EUR	350	312
Reg. S, 0.25%, 10/20/2036 (e)	EUR	410	399
Reg. S, 0.50%, 04/20/2027 (e)	EUR	600	663
Reg. S, 0.50%, 02/20/2029 (e)	EUR	739	805
Reg. S, 0.70%, 04/20/2071 (e)	EUR	101	84
Reg. S, 0.75%, 10/20/2026 (e)	EUR	1,000	1,119
Reg. S, 0.75%, 02/20/2028 (e)	EUR	740	825
Reg. S, 0.75%, 03/20/2051 (e)	EUR	452	449
Reg. S, 0.85%, 06/30/2120 (e)	EUR	200	141
Reg. S, 1.20%, 10/20/2025 (e)	EUR	290	331
Reg. S, 1.50%, 02/20/2047 (e)	EUR	425	510

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 1.50%, 11/02/2086 (e)	EUR	190	214
Reg. S, 1.75%, 10/20/2023 (e)	EUR	595	678
Reg. S, 2.10%, 09/20/2117 (e)	EUR	376	502
Reg. S, 2.40%, 05/23/2034 (e)	EUR	843	1,081
Reg. S, 3.15%, 06/20/2044 (e)	EUR	468	733
Reg. S, 3.80%, 01/26/2062 (e)	EUR	210	415
Reg. S, 4.15%, 03/15/2037 (e)	EUR	615	974
Reg. S, 4.85%, 03/15/2026 (e)	EUR	911	1,187
Reg. S, 6.25%, 07/15/2027	EUR	133	191
Series 1, Reg. S, 1.65%, 10/21/2024 (e)	EUR	1,468	1,690
Republic of Italy Government International Bond, (Italy),
1.25%, 02/17/2026		2,000	1,844
2.88%, 10/17/2029		200	189
Reg. S, (ICE EURIBOR Swap Rate 30 Year + 0.00%), 4.25%, 06/28/2029 (aa)	EUR	1,000	1,275
Reg. S, 5.13%, 07/31/2024	EUR	520	631
Reg. S, 6.00%, 08/04/2028	GBP	1,050	1,614
Republic of Poland Government Bond, (Poland),
Series 423, Zero Coupon, 04/25/2023	PLN	2,781	628
Series 424, 2.50%, 04/25/2024	PLN	1,639	368
Series 428, 2.75%, 04/25/2028	PLN	500	102
Series 429, 5.75%, 04/25/2029	PLN	530	130
Series 432, 1.75%, 04/25/2032	PLN	723	127
Series 447, 4.00%, 04/25/2047	PLN	373	73
Series 726, 2.50%, 07/25/2026	PLN	1,890	396
Series 727, 2.50%, 07/25/2027	PLN	6,920	1,424
Series 1024, 2.25%, 10/25/2024	PLN	5,960	1,307
Series 1026, 0.25%, 10/25/2026	PLN	1,390	262
Series 1029, 2.75%, 10/25/2029	PLN	3,773	762
Series 1030, 1.25%, 10/25/2030	PLN	1,213	212
Republic of Poland Government International Bond, (Poland),
Reg. S, 0.00%, 07/07/2023	EUR	425	467
Reg. S, 0.00%, 02/10/2025	EUR	60	65
Reg. S, 0.88%, 05/10/2027	EUR	1,000	1,087
Reg. S, 1.13%, 08/07/2026	EUR	925	1,021
Reg. S, 2.00%, 03/08/2049	EUR	53	58
Reg. S, 2.38%, 01/18/2036	EUR	500	556
Romania Government Bond, (Romania),
Series 3Y, 4.00%, 10/25/2023	RON	4,550	999
Series 5Y, 3.25%, 06/24/2026	RON	2,215	446
Series 5Y, 3.65%, 07/28/2025	RON	2,600	544
Series 5Y, 4.25%, 04/28/2036	RON	555	101
Series 7Y, 2.50%, 10/25/2027	RON	1,350	253
Series 10YR, 4.15%, 10/24/2030	RON	1,855	362
Romanian Government International Bond, (Romania),
Reg. S, 1.75%, 07/13/2030	EUR	500	467
Reg. S, 2.00%, 04/14/2033	EUR	800	710
Reg. S, 2.75%, 02/26/2026	EUR	15	17
Reg. S, 2.75%, 04/14/2041	EUR	400	338
Reg. S, 2.88%, 10/28/2024	EUR	775	884
Reg. S, 3.38%, 02/08/2038	EUR	225	215

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 3.38%, 01/28/2050	EUR	665	588
Reg. S, 3.62%, 05/26/2030	EUR	975	1,054
Russian Federal Bond - OFZ, (Russia),
Series 6221, 7.70%, 03/23/2033 (r) (bb)	RUB	1,000	—	(h)
Series 6228, 7.65%, 04/10/2030 (r) (bb)	RUB	67,000	25
Russian Foreign Bond - Eurobond, (Russia), Reg. S, 2.88%, 12/04/2025 (r) (bb)	EUR	300	53
Saitama Prefecture, (Japan), Series 7, 2.29%, 06/22/2029	JPY	500,000	4,720
Saudi Government International Bond, (Saudi Arabia),
Reg. S, 0.75%, 07/09/2027	EUR	100	106
Reg. S, 2.00%, 07/09/2039	EUR	600	612
SFIL SA, (France),
Reg. S, 0.00%, 05/24/2024	EUR	200	219
Reg. S, 0.13%, 10/18/2024	EUR	500	548
Reg. S, 0.75%, 02/06/2026	EUR	500	554
Singapore Government Bond, (Singapore),
1.25%, 11/01/2026	SGD	5,000	3,529
1.63%, 07/01/2031	SGD	1,608	1,117
1.88%, 03/01/2050	SGD	2,293	1,455
2.00%, 02/01/2024	SGD	4,700	3,477
2.13%, 06/01/2026	SGD	3,044	2,237
2.25%, 08/01/2036	SGD	1,100	785
2.38%, 07/01/2039	SGD	1,140	821
2.63%, 05/01/2028	SGD	1,926	1,445
2.75%, 04/01/2042	SGD	783	591
2.75%, 03/01/2046	SGD	1,658	1,244
2.88%, 07/01/2029	SGD	800	611
2.88%, 09/01/2030	SGD	2,295	1,761
3.38%, 09/01/2033	SGD	1,650	1,330
3.50%, 03/01/2027	SGD	1,800	1,402
Slovakia Government Bond, (Slovakia),
Series 231, 0.63%, 05/22/2026	EUR	860	951
Series 233, Reg. S, 2.00%, 10/17/2047	EUR	180	204
Series 234, Reg. S, 1.00%, 06/12/2028	EUR	240	267
Series 235, Reg. S, 2.25%, 06/12/2068	EUR	59	66
Series 239, Reg. S, 1.00%, 05/14/2032	EUR	868	929
Series 241, Reg. S, 0.13%, 06/17/2027	EUR	162	173
Series 242, Reg. S, 0.38%, 04/21/2036	EUR	209	191
Slovenia Government Bond, (Slovenia),
Series RS66, Reg. S, 4.63%, 09/09/2024	EUR	319	392
Series RS70, Reg. S, 5.13%, 03/30/2026	EUR	470	615
Series RS74, Reg. S, 1.50%, 03/25/2035	EUR	120	129
Series RS76, Reg. S, 3.13%, 08/07/2045	EUR	160	226
Series RS77, Reg. S, 2.25%, 03/03/2032	EUR	130	154
Series RS78, Reg. S, 1.75%, 11/03/2040	EUR	112	125
Series RS82, Reg. S, 0.28%, 01/14/2030	EUR	316	325
Series RS84, Reg. S, 0.88%, 07/15/2030	EUR	190	203
Series RS87, Reg. S, 0.69%, 03/03/2081	EUR	121	83
SNCF Reseau, (France),
Reg. S, 0.88%, 01/22/2029	EUR	200	219
Reg. S, 1.13%, 05/19/2027	EUR	400	448

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 1.50%, 05/29/2037	EUR	300	333
Reg. S, 2.00%, 11/12/2026	CHF	300	345
Reg. S, 2.00%, 02/05/2048	EUR	100	116
4.70%, 06/01/2035	CAD	100	92
Reg. S, 5.00%, 10/10/2033	EUR	200	307
Reg. S, 5.00%, 03/11/2052	GBP	145	289
Reg. S, 5.25%, 12/07/2028	GBP	300	472
Societe Du Grand Paris EPIC, (France),
Reg. S, 0.70%, 10/15/2060	EUR	300	233
Reg. S, 0.88%, 05/10/2046	EUR	100	94
Reg. S, 1.13%, 10/22/2028	EUR	700	783
Reg. S, 1.13%, 05/25/2034	EUR	300	323
Reg. S, 1.70%, 05/25/2050	EUR	300	337
Societe Nationale SNCF SA, (France),
Reg. S, 0.63%, 04/17/2030	EUR	300	319
Reg. S, 1.00%, 05/25/2040	EUR	100	98
Reg. S, 1.00%, 01/19/2061	EUR	100	79
Reg. S, 1.50%, 02/02/2029	EUR	100	113
Reg. S, 4.63%, 02/02/2024	EUR	300	358
Reg. S, 5.38%, 03/18/2027	GBP	400	604
South Australian Government Financing Authority, (Australia),
Reg. S, 2.00%, 05/23/2036	AUD	479	296
2.75%, 05/24/2030	AUD	2,000	1,456
Series 23, 4.25%, 11/20/2023	AUD	350	273
Series 24, Reg. S, 2.25%, 08/15/2024	AUD	400	299
Series 26, Reg. S, 3.00%, 07/20/2026	AUD	1,600	1,207
Spain Government Bond, (Spain),
Reg. S, 0.85%, 07/30/2037 (e)	EUR	473	461
Reg. S, 1.25%, 10/31/2030 (e)	EUR	2,458	2,728
Reg. S, 2.15%, 10/31/2025 (e)	EUR	3,525	4,110
0.00%, 04/30/2023	EUR	694	771
Reg. S, 0.00%, 05/31/2024	EUR	509	560
0.00%, 01/31/2025	EUR	1,479	1,619
0.00%, 01/31/2026	EUR	311	335
0.00%, 01/31/2027	EUR	620	658
Reg. S, 0.00%, 01/31/2028 (e)	EUR	618	647
Reg. S, 0.10%, 04/30/2031 (e)	EUR	720	716
0.35%, 07/30/2023	EUR	1,880	2,094
Reg. S, 0.50%, 04/30/2030 (e)	EUR	823	865
Reg. S, 0.50%, 10/31/2031 (e)	EUR	658	672
Reg. S, 0.60%, 10/31/2029 (e)	EUR	1,410	1,505
Reg. S, 0.70%, 04/30/2032 (e)	EUR	300	309
Reg. S, 0.80%, 07/30/2027 (e)	EUR	2,071	2,277
Reg. S, 1.00%, 07/30/2042 (e)	EUR	423	405
Reg. S, 1.00%, 10/31/2050 (e)	EUR	1,670	1,463
Reg. S, 1.20%, 10/31/2040 (e)	EUR	1,131	1,130
Reg. S, 1.30%, 10/31/2026 (e)	EUR	1,031	1,169
Reg. S, 1.40%, 04/30/2028 (e)	EUR	666	756
Reg. S, 1.40%, 07/30/2028 (e)	EUR	871	989
Reg. S, 1.45%, 10/31/2027 (e)	EUR	1,840	2,095

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 1.45%, 04/30/2029 (e)	EUR	3,020	3,432
Reg. S, 1.45%, 10/31/2071 (e)	EUR	269	216
Reg. S, 1.50%, 04/30/2027 (e)	EUR	1,585	1,807
Reg. S, 1.60%, 04/30/2025 (e)	EUR	1,005	1,152
Reg. S, 1.85%, 07/30/2035 (e)	EUR	2,233	2,550
Reg. S, 1.90%, 10/31/2052 (e)	EUR	342	361
Reg. S, 1.95%, 04/30/2026 (e)	EUR	568	659
Reg. S, 1.95%, 07/30/2030 (e)	EUR	1,340	1,572
Reg. S, 2.35%, 07/30/2033 (e)	EUR	1,491	1,803
Reg. S, 2.75%, 10/31/2024 (e)	EUR	1,693	1,992
Reg. S, 2.90%, 10/31/2046 (e)	EUR	1,413	1,881
Reg. S, 3.45%, 07/30/2066 (e)	EUR	920	1,325
Reg. S, 3.80%, 04/30/2024 (e)	EUR	1,457	1,731
Reg. S, 4.20%, 01/31/2037 (e)	EUR	923	1,374
Reg. S, 4.40%, 10/31/2023 (e)	EUR	1,070	1,266
Reg. S, 4.65%, 07/30/2025 (e)	EUR	2,226	2,789
Reg. S, 4.70%, 07/30/2041 (e)	EUR	1,064	1,750
Reg. S, 4.80%, 01/31/2024 (e)	EUR	818	982
Reg. S, 4.90%, 07/30/2040 (e)	EUR	999	1,664
Reg. S, 5.15%, 10/31/2028 (e)	EUR	2,146	2,996
Reg. S, 5.15%, 10/31/2044 (e)	EUR	971	1,742
5.75%, 07/30/2032	EUR	1,766	2,783
Reg. S, 5.90%, 07/30/2026 (e)	EUR	420	567
6.00%, 01/31/2029	EUR	1,430	2,110
Series 5YR, Reg. S, 0.25%, 07/30/2024 (e)	EUR	313	346
Series 30Y, Reg. S, 2.70%, 10/31/2048 (e)	EUR	854	1,098
State of Brandenburg, (Germany),
Reg. S, 0.13%, 01/26/2046	EUR	159	134
Reg. S, 1.45%, 11/26/2038	EUR	180	203
State of Bremen, (Germany),
Series 191, Reg. S, 1.88%, 03/18/2024	EUR	580	660
Series 215, Reg. S, 1.20%, 01/30/2034	EUR	40	44
Series 224, Reg. S, 0.40%, 08/20/2049	EUR	30	26
Series 232, Reg. S, 0.55%, 02/04/2050	EUR	30	28
Series 258, Reg. S, 0.50%, 05/06/2041	EUR	138	131
State of Hesse, (Germany),
Reg. S, 0.13%, 10/10/2031	EUR	203	205
Reg. S, 0.88%, 12/10/2024	EUR	600	669
Reg. S, 1.38%, 06/10/2024	EUR	490	553
Series 1801, Reg. S, 0.63%, 08/02/2028	EUR	230	250
State of Lower Saxony, (Germany),
Reg. S, 0.01%, 01/10/2031	EUR	479	484
Reg. S, 0.05%, 03/09/2035	EUR	277	262
Reg. S, 0.25%, 02/06/2024	EUR	325	359
Series 884, Reg. S, 0.88%, 10/25/2028	EUR	320	353
Series 898, Reg. S, 0.01%, 08/13/2030	EUR	149	151
State of North Rhine-Westphalia Germany, (Germany),
Reg. S, 0.00%, 01/15/2029	EUR	161	167
Reg. S, 0.20%, 04/09/2030	EUR	294	305
Reg. S, 0.20%, 01/27/2051	EUR	80	66

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 0.38%, 09/02/2050	EUR	373	326
Reg. S, 0.50%, 11/25/2039	EUR	110	106
Reg. S, 0.75%, 08/16/2041	EUR	360	357
Reg. S, 0.80%, 07/30/2049	EUR	100	99
Reg. S, 0.95%, 03/13/2028	EUR	144	160
Reg. S, 0.95%, 01/10/2121	EUR	195	131
Reg. S, 1.38%, 01/15/2120	EUR	164	142
Reg. S, 1.45%, 02/16/2043	EUR	100	113
Reg. S, 1.65%, 02/22/2038	EUR	110	127
Reg. S, 1.65%, 05/16/2047	EUR	80	95
Reg. S, 1.75%, 10/26/2057	EUR	172	206
Reg. S, 1.75%, 07/11/2068	EUR	104	123
Reg. S, 1.88%, 03/15/2024	EUR	630	717
Reg. S, 1.95%, 09/26/2078	EUR	154	192
Reg. S, 2.15%, 03/21/2119	EUR	226	283
Series 15YR, Reg. S, 0.00%, 10/12/2035	EUR	274	254
Series 15YR, Reg. S, 1.10%, 03/13/2034	EUR	110	120
Series 1250, Reg. S, 2.38%, 05/13/2033	EUR	350	435
Series 1409, Reg. S, 0.50%, 04/16/2026	EUR	360	394
State of Rhineland-Palatinate, (Germany),
Reg. S, 0.38%, 01/26/2027	EUR	220	238
Reg. S, 0.75%, 01/19/2026	EUR	725	802
State of Saarland, (Germany), Reg. S, 0.05%, 11/05/2040	EUR	68	60
State of Saxony-Anhalt, (Germany),
Reg. S, 0.50%, 03/24/2051	EUR	123	112
Reg. S, 1.88%, 04/10/2024	EUR	300	342
State of Schleswig-Holstein Germany, (Germany),
Reg. S, 0.13%, 06/12/2029	EUR	331	344
Reg. S, 0.50%, 03/22/2029	EUR	140	150
Reg. S, 0.63%, 08/31/2028	EUR	140	152
State of the Grand-Duchy of Luxembourg, (Luxembourg), Reg. S, 0.00%, 03/24/2031	EUR	103	104
States of Guernsey Bond, (Guernsey), Reg. S, 3.38%, 12/12/2046	GBP	200	304
Svensk Exportkredit AB, (Sweden), Zero Coupon, 05/11/2037		224	134
Sweden Government Bond, (Sweden),
Series 1053, 3.50%, 03/30/2039	SEK	2,210	311
Series 1056, Reg. S, 2.25%, 06/01/2032	SEK	3,590	419
Series 1057, Reg. S, 1.50%, 11/13/2023 (e)	SEK	4,040	435
Series 1058, Reg. S, 2.50%, 05/12/2025 (e)	SEK	5,100	567
Series 1059, Reg. S, 1.00%, 11/12/2026	SEK	4,770	504
Series 1060, Reg. S, 0.75%, 05/12/2028 (e)	SEK	6,075	629
Series 1061, Reg. S, 0.75%, 11/12/2029 (e)	SEK	2,490	256
Series 1062, Reg. S, 0.13%, 05/12/2031 (e)	SEK	3,335	322
Series 1063, Reg. S, 0.50%, 11/24/2045	SEK	640	55
Series 1064, Reg. S, 1.38%, 06/23/2071 (e)	SEK	570	45
Sweden Government International Bond, (Sweden), Reg. S, 0.13%, 04/24/2023	EUR	700	776
Swiss Confederation Government Bond, (Switzerland),
Reg. S, 0.00%, 06/22/2029	CHF	240	252
Reg. S, 0.00%, 06/26/2034	CHF	679	675
Reg. S, 0.00%, 07/24/2039	CHF	229	218
Reg. S, 0.50%, 05/27/2030	CHF	330	358

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 0.50%, 06/27/2032	CHF	120	129
Reg. S, 0.50%, 06/28/2045	CHF	110	114
Reg. S, 0.50%, 05/24/2055	CHF	32	33
Reg. S, 0.50%, 05/30/2058	CHF	160	166
Reg. S, 1.25%, 06/11/2024	CHF	410	457
Reg. S, 1.25%, 06/27/2037	CHF	300	348
Reg. S, 1.50%, 07/24/2025	CHF	190	215
Reg. S, 1.50%, 04/30/2042	CHF	140	172
Reg. S, 2.00%, 06/25/2064	CHF	111	180
Reg. S, 2.25%, 06/22/2031	CHF	52	65
Reg. S, 3.25%, 06/27/2027	CHF	510	637
Reg. S, 4.00%, 04/08/2028	CHF	273	360
Reg. S, 4.00%, 01/06/2049	CHF	180	351
Tasmanian Public Finance Corp., (Australia), Reg. S, 2.25%, 01/22/2032	AUD	650	443
Thailand Government Bond, (Thailand),
1.45%, 12/17/2024	THB	108,000	3,272
1.60%, 12/17/2029	THB	54,000	1,545
1.88%, 06/17/2049	THB	107,164	2,252
2.00%, 12/17/2031	THB	114,202	3,327
2.00%, 06/17/2042	THB	19,000	449
2.13%, 12/17/2026	THB	157,364	4,834
2.40%, 12/17/2023	THB	220,000	6,800
2.88%, 12/17/2028	THB	124,165	3,895
2.88%, 06/17/2046	THB	15,000	400
3.30%, 06/17/2038	THB	162,300	4,909
3.40%, 06/17/2036	THB	25,000	779
3.60%, 06/17/2067	THB	53,000	1,605
3.65%, 06/20/2031	THB	110,000	3,669
4.00%, 06/17/2066	THB	25,620	846
Tokyo Metropolitan Government, (Japan),
Reg. S, 0.75%, 07/16/2025		1,000	933
Series 716, 0.77%, 12/20/2022	JPY	100,000	826
Series 726, 0.73%, 12/20/2023	JPY	1,800,000	14,967
Series 727, 0.72%, 12/20/2023	JPY	1,200,000	9,976
Series 747, 0.48%, 09/19/2025	JPY	200,000	1,668
Treasury Corp. of Victoria, (Australia),
0.50%, 11/20/2025	AUD	2,500	1,728
1.00%, 11/20/2023	AUD	3,650	2,699
1.25%, 11/19/2027	AUD	1,600	1,093
Reg. S, 1.50%, 09/10/2031	AUD	2,400	1,547
Reg. S, 2.00%, 09/17/2035	AUD	1,100	691
2.25%, 09/15/2033	AUD	900	603
Reg. S, 2.25%, 11/20/2034	AUD	3,800	2,497
2.25%, 11/20/2041	AUD	878	521
Reg. S, 2.50%, 10/22/2029	AUD	2,000	1,437
Reg. S, 3.00%, 10/20/2028	AUD	1,200	898
Tyollisyysrahasto, (Finland), 0.01%, 06/16/2027	EUR	200	210
UNEDIC ASSEO, (France),
Reg. S, 0.00%, 03/05/2030	EUR	100	102
Reg. S, 0.00%, 11/19/2030	EUR	200	201

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 0.10%, 11/25/2026	EUR	600	641
Reg. S, 0.25%, 11/25/2029	EUR	1,000	1,042
Reg. S, 0.25%, 07/16/2035	EUR	300	287
Reg. S, 0.63%, 03/03/2026	EUR	100	110
Reg. S, 0.88%, 10/25/2022	EUR	800	891
Reg. S, 1.25%, 10/21/2027	EUR	200	225
Reg. S, 1.25%, 05/25/2033	EUR	200	221
United Kingdom Gilt, (United Kingdom),
Reg. S, 0.13%, 01/31/2024	GBP	1,648	2,115
Reg. S, 0.13%, 01/30/2026	GBP	1,730	2,167
Reg. S, 0.13%, 01/31/2028	GBP	1,457	1,774
Reg. S, 0.25%, 07/31/2031	GBP	2,616	3,038
Reg. S, 0.38%, 10/22/2026	GBP	1,557	1,947
Reg. S, 0.38%, 10/22/2030	GBP	2,152	2,568
Reg. S, 0.50%, 10/22/2061	GBP	1,122	990
Reg. S, 0.63%, 06/07/2025	GBP	3,048	3,912
Reg. S, 0.63%, 07/31/2035	GBP	1,524	1,725
Reg. S, 0.63%, 10/22/2050	GBP	2,141	2,104
Reg. S, 0.88%, 10/22/2029	GBP	2,580	3,239
Reg. S, 0.88%, 07/31/2033	GBP	241	290
Reg. S, 0.88%, 01/31/2046	GBP	1,399	1,505
Reg. S, 1.00%, 04/22/2024	GBP	1,510	1,969
Reg. S, 1.00%, 01/31/2032	GBP	112	139
Reg. S, 1.13%, 01/31/2039	GBP	486	573
Reg. S, 1.13%, 10/22/2073	GBP	217	243
Reg. S, 1.25%, 07/22/2027	GBP	2,611	3,401
Reg. S, 1.25%, 10/22/2041	GBP	1,351	1,606
Reg. S, 1.25%, 07/31/2051	GBP	1,016	1,175
Reg. S, 1.50%, 07/22/2026	GBP	2,020	2,664
Reg. S, 1.50%, 07/22/2047	GBP	1,483	1,828
Reg. S, 1.50%, 07/31/2053	GBP	190	235
Reg. S, 1.63%, 10/22/2028	GBP	1,285	1,707
Reg. S, 1.63%, 10/22/2054	GBP	1,301	1,663
Reg. S, 1.63%, 10/22/2071	GBP	1,160	1,551
Reg. S, 1.75%, 09/07/2037	GBP	1,759	2,289
Reg. S, 1.75%, 01/22/2049	GBP	1,650	2,150
Reg. S, 1.75%, 07/22/2057	GBP	1,364	1,817
Reg. S, 2.00%, 09/07/2025	GBP	2,463	3,302
Reg. S, 2.25%, 09/07/2023	GBP	3,820	5,081
Reg. S, 2.50%, 07/22/2065	GBP	992	1,657
Reg. S, 2.75%, 09/07/2024	GBP	1,660	2,250
Reg. S, 3.25%, 01/22/2044	GBP	2,600	4,294
Reg. S, 3.50%, 01/22/2045	GBP	2,547	4,391
Reg. S, 3.50%, 07/22/2068	GBP	1,059	2,236
Reg. S, 3.75%, 07/22/2052	GBP	1,257	2,421
Reg. S, 4.00%, 01/22/2060	GBP	1,258	2,733
Reg. S, 4.25%, 12/07/2027	GBP	1,620	2,450
Reg. S, 4.25%, 06/07/2032	GBP	1,800	2,946
Reg. S, 4.25%, 03/07/2036	GBP	1,449	2,484
Reg. S, 4.25%, 09/07/2039	GBP	894	1,605

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 4.25%, 12/07/2040	GBP	2,095	3,814
Reg. S, 4.25%, 12/07/2046	GBP	3,128	6,088
Reg. S, 4.25%, 12/07/2049 (ff)	GBP	1,387	2,793
Reg. S, 4.25%, 12/07/2055	GBP	1,379	2,981
Reg. S, 4.50%, 09/07/2034	GBP	1,799	3,090
Reg. S, 4.50%, 12/07/2042	GBP	1,407	2,701
Reg. S, 4.75%, 12/07/2030	GBP	3,046	5,055
Reg. S, 4.75%, 12/07/2038	GBP	1,679	3,147
Reg. S, 5.00%, 03/07/2025	GBP	1,348	1,949
Reg. S, 6.00%, 12/07/2028	GBP	912	1,543
United States International Development Finance Corp., 3.37%, 10/05/2034		91	94
Uruguay Government International Bond, (Uruguay),
4.98%, 04/20/2055		50	58
5.10%, 06/18/2050		100	118
Ville de Paris, (France),
Reg. S, 1.38%, 11/20/2034	EUR	100	111
Reg. S, 1.75%, 05/25/2031	EUR	200	232
3.88%, 12/29/2025	EUR	500	617
Western Australian Treasury Corp., (Australia),
Reg. S, 1.50%, 10/22/2030	AUD	692	455
Reg. S, 1.75%, 10/22/2031	AUD	800	529
Series 24, Reg. S, 2.50%, 07/23/2024	AUD	2,800	2,108
Series 25, Reg. S, 5.00%, 07/23/2025	AUD	2,000	1,610
Series 26, Reg. S, 3.00%, 10/21/2026	AUD	400	302
Series 28, Reg. S, 3.25%, 07/20/2028	AUD	1,400	1,064

Total Foreign Government Securities (Cost $3,920,583)			3,591,979

Mortgage-Backed Securities — 18.9%
FHLMC Gold Pool,
3.00%, 10/01/2046		213	207
3.50%, 12/01/2044		424	422
3.50%, 06/01/2045		846	841
3.50%, 05/01/2046		178	176
3.50%, 10/01/2046		239	238
FHLMC Gold Pool, Single Family, 15 years, 3.00%, 05/01/2029		7,417	7,502
FHLMC Gold Pool, Single Family, 30 years,
3.00%, 03/01/2046		21	21
3.00%, 12/01/2046		34	33
4.00%, 08/01/2040		312	325
4.00%, 10/01/2040		2,814	2,948
4.00%, 11/01/2040		712	746
4.00%, 11/01/2047		2,178	2,252
4.00%, 01/01/2048		46	48
FHLMC Non Gold Pool, ARM, (ICE LIBOR USD 1 Year + 1.64%), 3.62%, 01/01/2050 (aa)		75	76
FHLMC Pool,
3.50%, 02/01/2043		78	80
3.50%, 02/01/2044		101	102
6.00%, 08/01/2035		57	59

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
FHLMC Pool, Single Family, 15 years,
1.50%, 12/01/2035	433	411
1.50%, 03/01/2036	652	620
1.50%, 02/01/2037	914	868
1.50%, 03/01/2037	4,000	3,797
1.50%, 04/01/2037	5,499	5,220
2.00%, 12/01/2035	867	843
2.00%, 02/01/2036	5,994	5,829
2.00%, 03/01/2036	489	476
2.00%, 05/01/2036	3,000	2,918
2.00%, 08/01/2036	1,412	1,373
2.00%, 10/01/2036	752	731
2.00%, 11/01/2036	4,182	4,067
2.00%, 12/01/2036	417	406
2.00%, 01/01/2037	5,030	4,891
2.50%, 07/01/2032	2,926	2,902
2.50%, 10/01/2035	9,567	9,516
2.50%, 07/01/2036	1,577	1,561
3.00%, 04/01/2028	59	60
3.00%, 10/01/2028	1,752	1,771
3.00%, 04/01/2029	72	73
3.00%, 05/01/2030	7	7
3.00%, 06/01/2030	812	821
3.00%, 11/01/2030	146	147
3.00%, 11/01/2031	55	56
3.00%, 11/01/2032	144	145
3.00%, 01/01/2033	69	70
3.50%, 11/01/2025	578	590
3.50%, 09/01/2033	403	413
3.50%, 02/01/2034	968	991
3.50%, 05/01/2035	726	751
3.50%, 12/01/2035	174	178
3.50%, 02/01/2036	368	376
4.00%, 07/01/2025	35	36
4.00%, 05/01/2026	24	25
4.00%, 07/01/2029	582	600
4.00%, 11/01/2033	703	723
4.00%, 01/01/2034	21	22
FHLMC Pool, Single Family, 20 years,
3.50%, 06/01/2039	339	343
3.50%, 07/01/2039	201	203
3.50%, 08/01/2039	724	730
3.50%, 09/01/2039	432	437
FHLMC Pool, Single Family, 30 years,
1.50%, 02/01/2051	30	27
1.50%, 04/01/2051	55	49
1.50%, 05/01/2051	5,969	5,337
1.50%, 07/01/2051	999	893
2.00%, 10/01/2050	3,569	3,326
2.00%, 02/01/2051	4,452	4,145

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
2.00%, 03/01/2051	3,257	3,033
2.00%, 05/01/2051	12,568	11,685
2.00%, 06/01/2051	1,486	1,382
2.00%, 07/01/2051	1,527	1,421
2.00%, 10/01/2051	1,950	1,814
2.00%, 11/01/2051	6,299	5,857
2.00%, 12/01/2051	4,878	4,534
2.00%, 02/01/2052	2,344	2,180
2.00%, 03/01/2052	872	810
2.50%, 07/01/2050	2,649	2,537
2.50%, 11/01/2050	29,829	28,566
2.50%, 12/01/2050	879	840
2.50%, 04/01/2051	443	424
2.50%, 08/01/2051	16,190	15,532
2.50%, 11/01/2051	992	949
2.50%, 04/01/2052 (w)	1,124	1,075
3.00%, 11/01/2049	2,006	1,971
3.00%, 05/01/2050	4,234	4,178
3.00%, 07/01/2050	1,983	1,950
3.00%, 08/01/2050	4,595	4,523
3.00%, 06/01/2051	3,620	3,558
3.00%, 07/01/2051	6,437	6,357
3.00%, 11/01/2051	2,325	2,280
3.00%, 12/01/2051	1,099	1,079
3.00%, 03/01/2052	737	723
3.00%, 04/01/2052	3,677	3,608
3.50%, 11/01/2047	393	398
3.50%, 02/01/2048	2,157	2,180
3.50%, 03/01/2048	356	361
3.50%, 05/01/2048	4,717	4,779
3.50%, 06/01/2048	5	5
3.50%, 01/01/2049	65	66
3.50%, 02/01/2049	647	660
3.50%, 09/01/2049	1,289	1,304
3.50%, 10/01/2049	2,432	2,451
3.50%, 04/01/2050	3,629	3,679
4.00%, 10/01/2048	3,444	3,545
4.00%, 04/01/2049	3,085	3,173
4.00%, 09/01/2049	1,783	1,849
4.00%, 05/01/2050	1,284	1,314
4.00%, 08/01/2050	1,712	1,752
4.00%, 09/01/2050	11,507	11,890
4.50%, 12/01/2047	238	249
4.50%, 03/01/2048	218	226
4.50%, 04/01/2048	633	659
4.50%, 08/01/2048	28	30
4.50%, 09/01/2048	971	1,008
4.50%, 08/01/2049	1,703	1,799
4.50%, 10/01/2050	5,136	5,360
5.00%, 12/01/2049	518	558
FNMA DUS, 3.01%, 04/01/2032 (bb) (cc)	4,200	4,150

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
FNMA or FHLMC, Single Family, 15 years,
TBA, 1.50%, 04/01/2036 (w)	13,800	13,085
TBA, 2.00%, 04/01/2037 (w)	3,607	3,504
TBA, 2.50%, 04/01/2037 (w)	15,200	15,024
TBA, 3.00%, 04/01/2037 (w)	1,675	1,687
TBA, 3.50%, 04/01/2037 (w)	1,825	1,863
TBA, 4.00%, 04/01/2037 (w)	250	257
FNMA or FHLMC, Single Family, 30 years,
TBA, 1.50%, 04/01/2052 (w)	10,225	9,130
TBA, 2.00%, 05/01/2050 (w)	300	278
TBA, 2.00%, 04/01/2052 (w)	123,600	114,787
TBA, 2.50%, 04/01/2052 (w)	38,176	36,470
TBA, 2.50%, 05/01/2052 (w)	6,000	5,718
TBA, 3.00%, 05/15/2042 (w)	19,500	19,045
TBA, 3.00%, 04/01/2052 (w)	7,227	7,077
TBA, 3.00%, 06/01/2052 (w)	28,200	27,493
TBA, 3.50%, 05/01/2042 (w)	44,700	44,643
TBA, 3.50%, 04/01/2052 (w)	32,364	32,446
TBA, 3.50%, 06/01/2052 (w)	21,300	21,225
TBA, 4.00%, 05/01/2042 (w)	15,800	16,080
TBA, 4.00%, 04/01/2052 (w)	1,725	1,762
TBA, 4.50%, 04/01/2052 (w)	75,450	78,268
TBA, 5.00%, 04/01/2052 (w)	150	158
FNMA Pool,
3.00%, 05/01/2045	392	381
3.00%, 03/01/2060	23,629	23,458
3.44%, 01/01/2037	327	335
3.50%, 08/01/2032	86	87
3.50%, 12/01/2042	176	180
3.50%, 04/01/2043	266	271
3.50%, 11/01/2043	129	132
3.50%, 02/01/2045	315	323
3.50%, 09/01/2048	102	101
3.50%, 07/01/2049	300	298
4.00%, 04/01/2041	152	157
4.00%, 08/01/2046	129	135
5.39%, 07/01/2024	598	606
FNMA Pool, 10 years,
2.00%, 11/01/2027	592	576
3.50%, 07/01/2024	194	198
3.50%, 09/01/2027	227	231
3.50%, 12/01/2028	92	94
FNMA Pool, 30 years, FHA/VA, 3.00%, 01/01/2047	1,013	982
FNMA Pool, Single Family, 15 years,
1.50%, 10/01/2036	616	585
1.50%, 11/01/2036	561	533
1.50%, 02/01/2037	1,507	1,430
1.50%, 03/01/2037	11,510	10,926
1.50%, 04/01/2037	5,999	5,695

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
2.00%, 02/01/2028	19	19
2.00%, 09/01/2028	164	160
2.00%, 11/01/2028	154	150
2.00%, 07/01/2032	12	12
2.00%, 12/01/2035	979	953
2.00%, 02/01/2036	7,399	7,196
2.00%, 03/01/2036	558	543
2.00%, 08/01/2036	1,371	1,334
2.00%, 11/01/2036	2,703	2,628
2.00%, 12/01/2036	1,350	1,313
2.00%, 01/01/2037	667	649
2.50%, 08/01/2035	289	286
2.50%, 03/01/2036	2,633	2,610
2.50%, 07/01/2036	1,057	1,048
3.00%, 04/01/2027	785	792
3.00%, 11/01/2027	57	58
3.00%, 02/01/2028	357	361
3.00%, 10/01/2029	88	89
3.00%, 03/01/2030	59	59
3.00%, 05/01/2030	33	34
3.00%, 07/01/2030	29	30
3.00%, 09/01/2030	861	870
3.00%, 12/01/2030	42	42
3.00%, 04/01/2031	133	134
3.00%, 12/01/2031	297	300
3.00%, 07/01/2032	130	131
3.00%, 01/01/2033	87	88
3.00%, 07/01/2033	141	143
3.00%, 02/01/2034	1,747	1,762
3.00%, 12/01/2035	784	792
3.50%, 12/01/2025	308	315
3.50%, 01/01/2026	884	903
3.50%, 07/01/2031	95	97
3.50%, 07/01/2034	623	639
3.50%, 03/01/2035	1,971	2,027
3.50%, 04/01/2035	1,155	1,182
3.50%, 05/01/2035	118	120
3.50%, 06/01/2035	353	363
4.00%, 03/01/2025	132	136
4.00%, 06/01/2026	129	133
4.00%, 08/01/2026	79	81
4.00%, 08/01/2027	75	78
4.00%, 12/01/2028	25	26
4.00%, 04/01/2033	747	773
4.00%, 10/01/2033	110	116
4.00%, 11/01/2033	726	747
4.00%, 12/01/2033	27	28
4.00%, 03/01/2035	2,190	2,253
FNMA Pool, Single Family, 20 years,
3.50%, 03/01/2037	582	601

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
3.50%, 08/01/2038	127	128
3.50%, 04/01/2039	18	18
3.50%, 08/01/2039	208	210
4.50%, 06/01/2039	37	39
FNMA Pool, Single Family, 30 years,
1.50%, 11/01/2050	1,473	1,318
1.50%, 06/01/2051	2,249	2,011
1.50%, 07/01/2051	1,346	1,204
2.00%, 07/01/2050	1,610	1,501
2.00%, 09/01/2050	1,413	1,317
2.00%, 12/01/2050	8,823	8,223
2.00%, 01/01/2051	4,515	4,205
2.00%, 02/01/2051	1,502	1,398
2.00%, 03/01/2051	2,310	2,151
2.00%, 04/01/2051	4,154	3,868
2.00%, 05/01/2051	978	911
2.00%, 06/01/2051	6,598	6,140
2.00%, 07/01/2051	3,394	3,157
2.00%, 10/01/2051	20,617	19,171
2.00%, 11/01/2051	2,498	2,328
2.00%, 12/01/2051 (jj)	17,393	16,195
2.00%, 02/01/2052	9,542	8,873
2.00%, 03/01/2052	19,000	17,667
2.50%, 08/01/2046	6,098	5,873
2.50%, 08/01/2050	20	19
2.50%, 10/01/2050	2,449	2,351
2.50%, 12/01/2050	13,834	13,251
2.50%, 03/01/2051	5,965	5,712
2.50%, 07/01/2051	1,932	1,849
2.50%, 08/01/2051	4,283	4,103
2.50%, 12/01/2051	8,428	8,064
2.50%, 01/01/2052 (jj)	17,637	16,873
2.50%, 03/01/2052	10,998	10,521
3.00%, 08/01/2046	1,389	1,380
3.00%, 04/01/2048	7,130	7,126
3.00%, 01/01/2050	3,757	3,708
3.00%, 03/01/2050	1,817	1,790
3.00%, 07/01/2050	13,093	12,870
3.00%, 08/01/2050	3,496	3,475
3.00%, 12/01/2050	4,646	4,581
3.00%, 01/01/2051	1,769	1,740
3.00%, 05/01/2051	12,555	12,340
3.00%, 06/01/2051	8,130	7,971
3.00%, 07/01/2051	1,770	1,735
3.00%, 08/01/2051	1,456	1,436
3.00%, 10/01/2051	1,487	1,462
3.00%, 11/01/2051	1,952	1,916
3.00%, 12/01/2051	2,905	2,856
3.00%, 03/01/2052	3,000	2,941
3.00%, 04/01/2052	9,590	9,408

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
3.50%, 12/01/2045	2,412	2,449
3.50%, 07/01/2046	4,726	4,816
3.50%, 07/01/2047	533	541
3.50%, 09/01/2047	74	75
3.50%, 10/01/2047	1,552	1,572
3.50%, 02/01/2048	2,565	2,595
3.50%, 03/01/2048	231	235
3.50%, 03/01/2049	412	416
3.50%, 06/01/2049	3,387	3,418
3.50%, 04/01/2050	206	207
3.50%, 05/01/2050	4,642	4,672
3.50%, 07/01/2050	12,902	12,978
3.50%, 01/01/2051	932	936
3.50%, 03/01/2052	15,791	16,064
4.00%, 04/01/2039	1,709	1,789
4.00%, 03/01/2042	691	729
4.00%, 04/01/2043	267	280
4.00%, 02/01/2045	287	301
4.00%, 09/01/2046	171	179
4.00%, 09/01/2047	48	50
4.00%, 10/01/2047	626	645
4.00%, 03/01/2048	95	98
4.00%, 04/01/2048	517	531
4.00%, 06/01/2048	38	39
4.00%, 08/01/2048	162	165
4.00%, 03/01/2049	1,504	1,540
4.00%, 06/01/2049	1,443	1,496
4.00%, 11/01/2049	266	276
4.00%, 05/01/2050	1,234	1,262
4.50%, 05/01/2047	3	3
4.50%, 11/01/2047	742	777
4.50%, 01/01/2048	773	808
4.50%, 04/01/2048	43	45
4.50%, 08/01/2048	21	21
4.50%, 09/01/2048	676	706
4.50%, 02/01/2049	6,673	6,951
4.50%, 05/01/2049	658	683
4.50%, 08/01/2049	15	16
4.50%, 01/01/2050	500	531
4.50%, 04/01/2050	9,785	10,153
5.00%, 09/01/2049	1,421	1,515
GNMA I Pool, Single Family, 30 years,
3.00%, 10/15/2049	252	249
3.00%, 03/15/2050	19	19
GNMA II Pool,
2.50%, 12/20/2049	304	293
3.00%, 01/20/2047	141	139
3.00%, 08/20/2050	770	753
3.50%, 06/20/2048	65	65
3.50%, 07/20/2048	55	56

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
3.50%, 08/20/2049	124	123
3.50%, 11/20/2049	204	204
3.50%, 07/20/2050	230	230
4.00%, 11/20/2041	29	30
4.00%, 10/20/2050	347	350
4.50%, 08/20/2040	28	29
4.50%, 10/20/2040	48	50
GNMA II Pool, ARM,
(ICE LIBOR USD 1 Month + 2.20%), 2.31%, 02/20/2071 (aa)	4,194	4,496
(ICE LIBOR USD 1 Month + 2.21%), 2.31%, 10/20/2071 (aa)	13,935	14,771
GNMA II Pool, Single Family, 15 years, 2.00%, 12/20/2035	3,938	3,825
GNMA II Pool, Single Family, 30 years,
1.50%, 10/20/2051	344	317
2.00%, 07/20/2050	182	174
2.00%, 08/20/2050	5,831	5,570
2.00%, 12/20/2050	1,108	1,059
2.00%, 10/20/2051	9,284	8,864
2.00%, 12/20/2051	6,190	5,909
2.50%, 01/20/2051	375	365
2.50%, 02/20/2051	2,853	2,773
2.50%, 05/20/2051	7,651	7,439
2.50%, 07/20/2051	6,040	5,873
2.50%, 08/20/2051	1,815	1,764
2.50%, 12/20/2051	1,876	1,824
3.00%, 03/20/2045	122	122
3.00%, 09/20/2046	2,667	2,666
3.00%, 10/20/2047	536	535
3.00%, 04/20/2049	40	40
3.00%, 07/20/2050	4,873	4,841
3.00%, 08/20/2050	7,709	7,658
3.00%, 10/20/2051	2,537	2,516
3.00%, 11/20/2051	4,183	4,148
3.00%, 01/20/2052	9,419	9,334
3.00%, 02/20/2052	399	395
3.50%, 09/20/2045	3,311	3,385
3.50%, 09/20/2047	4,367	4,448
3.50%, 08/20/2048	225	228
3.50%, 11/20/2048	267	270
3.50%, 12/20/2048	7	7
3.50%, 07/20/2049	1,295	1,307
3.50%, 09/20/2049	1,072	1,082
3.50%, 12/20/2049	545	549
3.50%, 01/20/2050	817	824
3.50%, 04/20/2050	160	161
3.50%, 01/20/2052	3,282	3,309
3.50%, 02/20/2052	2,294	2,313
4.00%, 07/20/2048	1,325	1,367

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
4.00%, 09/20/2048	2,225	2,287
4.00%, 11/20/2048	39	40
4.00%, 12/20/2048	1,123	1,159
4.00%, 05/20/2049	708	726
4.00%, 12/20/2050	3,220	3,293
4.50%, 03/20/2047	576	612
4.50%, 06/20/2047	1,007	1,070
4.50%, 07/20/2047	2,043	2,152
4.50%, 10/20/2047	395	416
4.50%, 11/20/2047	1,360	1,427
4.50%, 05/20/2048	9,719	10,210
4.50%, 09/20/2048	816	834
4.50%, 11/20/2048	943	989
4.50%, 01/20/2049	2,537	2,640
4.50%, 05/20/2049	418	420
4.50%, 10/20/2049	920	955
5.00%, 12/20/2048	272	289
5.00%, 06/20/2049	495	520
GNMA, Single Family, 30 years,
TBA, 1.50%, 04/01/2052 (w)	100	92
TBA, 2.00%, 04/01/2051 (w)	15,747	14,979
TBA, 2.00%, 05/01/2051 (w)	8,400	7,978
TBA, 2.50%, 04/01/2052 (w)	15,781	15,322
TBA, 3.00%, 04/01/2052 (w)	21,446	21,215
TBA, 3.50%, 04/01/2052 (w)	8,930	8,986
TBA, 4.00%, 04/01/2052 (w)	14,275	14,566
TBA, 4.00%, 06/01/2052 (w)	9,000	9,115
TBA, 4.50%, 05/15/2042 (w)	1,600	1,648
TBA, 4.50%, 04/01/2052 (w)	200	207
TBA, 5.00%, 04/01/2052 (w)	675	706

Total Mortgage-Backed Securities (Cost $1,442,081)		1,360,997

Municipal Bonds — 0.0% (g) (t)
Arizona — 0.0% (g)
Salt River Project, Agricultural Improvement & Power District, Build America Bonds, Series A, Rev., 4.84%, 01/01/2041	150	177

California — 0.0% (g)
Bay Area Toll Authority, San Francisco Bay Area, Rev., 2.57%, 04/01/2031	100	95
California Health Facilities Financing Authority, Taxable, Social Bonds,
Rev., 4.19%, 06/01/2037 (w)	5	5
Rev., 4.35%, 06/01/2041 (w)	5	5
California State University, Taxable Systemwide, Series E, Rev., 2.90%, 11/01/2051	15	13
Los Angeles County Metropolitan Transportation Authority, Build America Bonds, Rev., 5.74%, 06/01/2039	50	61
Los Angeles Department of Water & Power, Power System Revenue, Build America Bonds, Rev., 6.60%, 07/01/2050	30	44
Los Angeles Unified School District, Build America Bond, GO, 5.75%, 07/01/2034	25	30
State of California, Build America Bonds,
GO, 7.50%, 04/01/2034	50	69
GO, 7.55%, 04/01/2039	50	74
GO, 7.60%, 11/01/2040	50	76
University of California, Build America Bonds, Rev., 5.95%, 05/15/2045	35	44

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
University of California, Taxable,
Series AQ, Rev., 4.77%, 05/15/2115	20	22
Series BJ, Rev., 3.07%, 05/15/2051	5	4

		542

District of Columbia — 0.0% (g)
District of Columbia, Water & Sewer Authority, Senior Lien, Green Bonds, Series A, Rev., 4.81%, 10/01/2114	895	1,006

Florida — 0.0% (g)
State Board of Administration Finance Corp., Taxable, Series A, Rev., 1.26%, 07/01/2025	100	95

Illinois — 0.0% (g)
Sales Tax Securitization Corp., Taxable, Second Lien, Series B, Rev., 3.24%, 01/01/2042	40	37
State of Illinois, Taxable Pension, GO, 5.10%, 06/01/2033	100	106

		143

Louisiana — 0.0% (g)
State of Louisiana Gasoline & Fuels Tax Revenue, Taxable, Series A, Rev., 2.95%, 05/01/2041	1,450	1,317

Massachusetts — 0.0% (g)
Commonwealth of Massachusetts, Build America Bonds, GO, 4.91%, 05/01/2029	100	111
Commonwealth of Massachusetts, Taxable Consolidated Loan, Series H, GO, 2.90%, 09/01/2049	15	13

		124

Michigan — 0.0% (g)
University of Michigan, Taxable, Series B, Rev., 2.56%, 04/01/2050	25	21

Missouri — 0.0% (g)
Health & Educational Facilities Authority of the State of Missouri, Washington University, Series A, Rev., 3.23%, 05/15/2050	35	32

New Jersey — 0.0% (g)
New Jersey Transportation Trust Fund Authority, Build America Bonds, Series B, Rev., 6.56%, 12/15/2040	25	32
New Jersey Turnpike Authority, Build America Bonds, Series F, Rev., 7.41%, 01/01/2040	30	44

		76

New York — 0.0% (g)
City of New York, Build America Bonds, GO, 5.52%, 10/01/2037	25	30
New York City Water & Sewer System, Build America Bonds, Second General Resolution, Rev., 5.44%, 06/15/2043	30	38
Port Authority of New York & New Jersey, Consolidated,
Series 174, Rev., 4.46%, 10/01/2062	50	55
Series 21, Rev., 3.29%, 08/01/2069	40	35

		158

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Municipal Bonds — continued
Oregon — 0.0% (g)
Oregon State University, Rev., BAM, 3.42%, 03/01/2060		10	10
State of Oregon Department of Transportation, Taxable Subordinated, Build America Bonds, Series A, Rev., 5.83%, 11/15/2034		50	61

			71

Pennsylvania — 0.0% (g)
City of Philadelphia Water & Wastewater Revenue, Rev., 2.93%, 07/01/2045		10	9

Texas — 0.0% (g)
City of San Antonio, Electric & Gas Systems Revenue, Build America Bonds, Rev., 5.99%, 02/01/2039		20	26
Dallas Area Rapid Transit, Build America Bonds, Rev., 5.02%, 12/01/2048		30	36
Dallas Area Rapid Transit, Taxable, Senior Lien, Series A, Rev., 2.61%, 12/01/2048		15	12
Dallas Fort Worth International Airport, Taxable, Series C, Rev., 3.09%, 11/01/2040		100	92
North Texas Tollway Authority, Build America Bonds, Series B, Rev., 6.72%, 01/01/2049		15	22
Texas Transportation Commission, Taxable Mobility Fund, GO, 2.47%, 10/01/2044		10	8
University of Texas System, Build America Bonds, Series C, Rev., 4.79%, 08/15/2046		10	12

			208

Virginia — 0.0% (g)
University of Virginia, Taxable, Series C, Rev., 4.18%, 09/01/2117		40	40

Total Municipal Bonds (Cost $4,671)			4,019

U.S. Government Agency Securities — 0.3%
FHLBs,
0.50%, 04/14/2025		2,000	1,888
3.25%, 11/16/2028		650	681
5.50%, 07/15/2036		200	260
FHLMC,
Zero Coupon, 12/14/2029		1,320	1,088
0.13%, 07/25/2022		5	5
0.25%, 08/24/2023		2,650	2,583
0.38%, 07/21/2025		1,000	934
1.50%, 02/12/2025		107	104
6.25%, 07/15/2032		207	275
6.75%, 03/15/2031		400	532
FHLMC Coupon STRIPs, Zero Coupon, 03/15/2030		235	191
FHLMC STRIPs, Zero Coupon, 03/15/2031		700	556
FNMA,
0.25%, 05/22/2023		3,000	2,945
0.30%, 08/03/2023		100	98
0.35%, 08/18/2023		1,500	1,467
0.88%, 08/05/2030		1,310	1,145
5.38%, 12/07/2028	GBP	260	412
6.25%, 05/15/2029		1,000	1,238
FNMA Interest STRIP, Zero Coupon, 07/15/2030		177	143
Resolution Funding Corp. Interest STRIP,
Zero Coupon, 07/15/2028		526	440
Zero Coupon, 10/15/2028		50	41
Zero Coupon, 04/15/2029		165	140

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
U.S. Government Agency Securities — continued
Zero Coupon, 07/15/2029		115	95
Zero Coupon, 01/15/2030		650	526
Zero Coupon, 04/15/2030		745	604
Resolution Funding Corp. Principal STRIP, Zero Coupon, 01/15/2030		50	40
Tennessee Valley Authority,
4.63%, 06/07/2043	GBP	200	352
5.88%, 04/01/2036		400	524

Total U.S. Government Agency Securities (Cost $20,635)			19,307

U.S. Treasury Obligations — 8.1%
U.S. Treasury Bonds,
1.13%, 05/15/2040		6,482	5,113
1.13%, 08/15/2040		3,225	2,531
1.25%, 05/15/2050 (jj)		9,680	7,234
1.38%, 11/15/2040		770	631
1.38%, 08/15/2050		3,626	2,797
1.63%, 11/15/2050		2,600	2,135
1.75%, 08/15/2041		750	651
1.88%, 02/15/2041		400	357
1.88%, 02/15/2051		2,700	2,360
1.88%, 11/15/2051		2,230	1,955
2.00%, 11/15/2041		1,300	1,178
2.00%, 02/15/2050		2,609	2,351
2.00%, 08/15/2051		3,850	3,472
2.25%, 05/15/2041		3,600	3,404
2.25%, 08/15/2046		2,940	2,755
2.25%, 08/15/2049		3,300	3,140
2.25%, 02/15/2052		2,600	2,492
2.38%, 02/15/2042		800	772
2.38%, 11/15/2049		2,200	2,153
2.38%, 05/15/2051		4,750	4,656
2.50%, 02/15/2045		6,420	6,270
2.50%, 02/15/2046		1,000	981
2.50%, 05/15/2046		2,370	2,327
2.75%, 11/15/2042		2,000	2,034
2.75%, 08/15/2047		900	933
2.75%, 11/15/2047		900	934
2.88%, 05/15/2043		2,220	2,301
2.88%, 11/15/2046		1,500	1,581
2.88%, 05/15/2049		3,000	3,228
3.00%, 05/15/2042		800	849
3.00%, 11/15/2044		900	956
3.00%, 05/15/2045		1,730	1,842
3.00%, 11/15/2045		4,229	4,521
3.00%, 02/15/2047		338	365
3.00%, 08/15/2048		2,020	2,207
3.00%, 02/15/2049		2,400	2,640
3.13%, 11/15/2041		1,200	1,296
3.13%, 02/15/2043		860	927

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — continued
3.13%, 08/15/2044	350	379
3.38%, 11/15/2048	2,700	3,164
3.63%, 08/15/2043	4,090	4,752
3.63%, 02/15/2044	3,000	3,494
3.75%, 11/15/2043	3,115	3,689
3.88%, 08/15/2040	900	1,076
4.25%, 11/15/2040	1,769	2,212
4.38%, 05/15/2041	410	522
4.50%, 02/15/2036	1,805	2,284
4.63%, 02/15/2040	1,000	1,311
4.75%, 02/15/2037	300	391
4.75%, 02/15/2041	800	1,065
5.00%, 05/15/2037	300	401
5.25%, 02/15/2029	365	430
U.S. Treasury Inflation Indexed Notes, 0.13%, 04/15/2025	44	46
U.S. Treasury Notes,
0.13%, 05/15/2023	300	294
0.13%, 05/31/2023	500	490
0.13%, 06/30/2023	5,900	5,770
0.13%, 07/15/2023	13,000	12,694
0.13%, 08/15/2023	45	44
0.13%, 09/15/2023	10,000	9,720
0.13%, 10/15/2023	1,000	970
0.13%, 01/15/2024	100	96
0.13%, 02/15/2024	230	221
0.25%, 04/15/2023	1,203	1,185
0.25%, 06/15/2023	9,000	8,827
0.25%, 03/15/2024	4,700	4,518
0.25%, 05/15/2024	2,000	1,913
0.25%, 06/15/2024	3,000	2,863
0.25%, 05/31/2025	10,000	9,316
0.25%, 06/30/2025	10,000	9,300
0.25%, 07/31/2025	19,920	18,488
0.25%, 09/30/2025	2,500	2,312
0.25%, 10/31/2025	600	554
0.38%, 04/15/2024	1,000	961
0.38%, 08/15/2024	2,000	1,906
0.38%, 04/30/2025	1,085	1,017
0.38%, 11/30/2025	3,500	3,239
0.38%, 12/31/2025	4,990	4,613
0.38%, 01/31/2026	600	554
0.38%, 07/31/2027	6,215	5,579
0.38%, 09/30/2027	5,500	4,916
0.50%, 11/30/2023	800	778
0.50%, 04/30/2027	532	483
0.50%, 05/31/2027	4,500	4,077
0.50%, 06/30/2027	5,000	4,524
0.50%, 08/31/2027	2,400	2,164
0.50%, 10/31/2027	700	629
0.63%, 07/31/2026	2,350	2,171
0.63%, 11/30/2027	2,200	1,989

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — continued
0.63%, 12/31/2027	3,600	3,250
0.63%, 05/15/2030	11,758	10,257
0.63%, 08/15/2030	4,555	3,960
0.75%, 12/31/2023	2,000	1,949
0.75%, 11/15/2024	2,000	1,913
0.75%, 03/31/2026	1,500	1,400
0.75%, 04/30/2026	2,500	2,331
0.75%, 05/31/2026	2,400	2,235
0.75%, 08/31/2026	2,000	1,856
0.75%, 01/31/2028	3,000	2,725
0.88%, 01/31/2024	5,000	4,876
0.88%, 06/30/2026	6,000	5,611
0.88%, 09/30/2026	2,300	2,144
0.88%, 11/15/2030	4,700	4,165
1.00%, 12/15/2024	2,000	1,924
1.00%, 07/31/2028	4,095	3,751
1.13%, 10/31/2026	630	593
1.13%, 02/28/2027	4,000	3,759
1.13%, 02/29/2028	1,500	1,393
1.13%, 08/31/2028	3,500	3,228
1.13%, 02/15/2031	5,000	4,517
1.25%, 07/31/2023	8,100	8,019
1.25%, 11/30/2026	2,000	1,895
1.25%, 12/31/2026	1,700	1,608
1.25%, 03/31/2028	2,500	2,335
1.25%, 04/30/2028	2,300	2,145
1.25%, 05/31/2028 (ee) (ii) (hh)	9,700	9,041
1.25%, 06/30/2028	17,990	16,753
1.25%, 09/30/2028	6,500	6,039
1.25%, 08/15/2031	5,180	4,711
1.38%, 10/31/2028	2,300	2,153
1.38%, 12/31/2028	2,500	2,339
1.38%, 11/15/2031	4,700	4,314
1.50%, 02/29/2024	750	740
1.50%, 10/31/2024	500	488
1.50%, 08/15/2026	1,000	960
1.50%, 11/30/2028	2,500	2,357
1.50%, 02/15/2030	3,399	3,189
1.63%, 02/15/2026	5,500	5,323
1.63%, 05/15/2026	2,500	2,415
1.63%, 10/31/2026	1,400	1,350
1.63%, 08/15/2029	2,000	1,899
1.63%, 05/15/2031	5,570	5,247
1.75%, 01/31/2023	1,780	1,783
1.75%, 05/15/2023	140	140
1.75%, 06/30/2024	3,800	3,748
1.75%, 12/31/2026	840	814
1.75%, 01/31/2029	1,500	1,438
1.75%, 11/15/2029	2,000	1,916
1.88%, 02/28/2027	1,500	1,462
1.88%, 02/28/2029	2,140	2,067

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
U.S. Treasury Obligations — continued
Reg. S, 2.95%, 09/01/2038 (e)	EUR	704	1,007
1.88%, 02/15/2032		6,350	6,099
2.00%, 05/31/2024		4,000	3,969
2.00%, 08/15/2025		3,000	2,950
2.00%, 11/15/2026		7,535	7,380
2.13%, 02/29/2024		55	55
2.13%, 03/31/2024		12,000	11,957
2.13%, 07/31/2024		3,000	2,981
2.13%, 09/30/2024		8,400	8,336
2.13%, 05/15/2025		8,000	7,910
2.25%, 03/31/2024		3,000	2,998
2.25%, 11/15/2024		10,700	10,642
2.25%, 11/15/2025		2,575	2,552
2.25%, 03/31/2026		400	396
2.25%, 02/15/2027		5,000	4,954
2.25%, 08/15/2027		4,200	4,160
2.38%, 08/15/2024		3,800	3,795
2.38%, 05/15/2027		5,000	4,984
2.38%, 03/31/2029		1,800	1,797
2.38%, 05/15/2029		3,500	3,494
2.50%, 03/31/2027		1,500	1,506
2.63%, 02/15/2029		1,600	1,621
2.75%, 07/31/2023		7,000	7,068
2.75%, 11/15/2023		4,300	4,338
2.75%, 02/15/2024		3,000	3,025
2.75%, 02/28/2025		11,500	11,587
2.75%, 02/15/2028		4,660	4,738
2.88%, 09/30/2023		3,000	3,035
2.88%, 10/31/2023		1,524	1,541
2.88%, 04/30/2025		7,900	7,990
2.88%, 11/30/2025		1,300	1,317
2.88%, 05/15/2028		4,500	4,610
2.88%, 08/15/2028		1,800	1,846
3.00%, 09/30/2025		120	122
3.13%, 11/15/2028		6,390	6,661
U.S. Treasury STRIP Coupon Bonds,
Zero Coupon, 05/15/2024		800	762
Zero Coupon, 05/15/2026		5,000	4,524
Zero Coupon, 11/15/2026		5,000	4,473
Zero Coupon, 11/15/2028 (ee) (ff) (jj)		12,000	10,216
Zero Coupon, 11/15/2038 (jj)		6,250	4,071
Zero Coupon, 11/15/2041		200	117
Zero Coupon, 08/15/2045		600	317

Total U.S. Treasury Obligations (Cost $643,355)			586,139

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	NUMBER OF CONTRACTS			VALUE ($)
Option Purchased — 0.0% (g)
Put Options Purchased — 0.0% (g)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.50%, 4/13/2052 at USD 96.58, European Style, Notional Amount: USD 19,256, OTC Traded (Cost $66)		17,000		199

Short-Term Investments — 6.4%
Time Deposits — 5.6%
Australia & New Zealand Banking Group Ltd., 0.15%, 04/01/2022		70,337		70,337
Barclays SA, 0.15%, 04/01/2022		104,744		104,744
BNP Paribas SA,
(1.30%), 04/01/2022	CHF	99		107
0.15%, 04/01/2022		143,533		143,533
0.25%, 04/01/2022	GBP	282		371
Brown Brothers Harriman,
(0.59%), 04/01/2022	DKK	1,619		241
(0.30%), 04/01/2022	SEK	2,737		291
(0.19%), 04/01/2022	AUD	13,349		9,990
0.00%, 04/01/2022	HKD	2,041		261
0.07%, 04/01/2022	CAD	70		56
0.10%, 04/01/2022	NOK	548		62
0.10%, 04/01/2022	SGD	3,208		2,367
0.15%, 04/01/2022		—	(h)	—	(h)
0.25%, 04/01/2022	GBP	—	(h)	—	(h)
0.50%, 04/01/2022	NZD	2,123		1,471
Citibank NA,
(0.78%), 04/01/2022	EUR	896		991
0.15%, 04/01/2022		10,503		10,503
Sumitomo Mitsui Banking Corp.,
(0.38%), 04/01/2022	JPY	2,248,832		18,472
0.15%, 04/01/2022		41,915		41,915
Sumitomo Mitsui Trust Bank Ltd., 0.15%, 04/01/2022		812		812

Total Time Deposits				406,524

U.S. Treasury Obligations — 0.8%
U.S. Cash Management Bills,
Zero Coupon, 07/12/2022		7,300		7,288
Zero Coupon, 07/19/2022		16,600		16,566
U.S. Treasury Bills,
Zero Coupon, 04/26/2022		2,200		2,200
Zero Coupon, 05/10/2022 (ee) (ii) (hh)		2,313		2,312
Zero Coupon, 05/26/2022 (ee) (ii) (hh)		16,400		16,393
Zero Coupon, 06/23/2022		16,700		16,682

Total U.S. Treasury Obligations				61,441

Total Short-Term Investments
(Cost $467,966)				467,965

Total Investments, Before Short Positions — 106.5% (Cost - $8,324,319)*				7,690,577
Liabilities in Excess of Other Assets — (6.5)%				(472,384)

NET ASSETS — 100.0%				$7,218,193

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	NUMBER OF CONTRACTS	VALUE ($)
Short Positions — 3.1%
Mortgage-Backed Securities — 3.1%
FHLMC Pool, Single Family, 15 years,
3.50%, 12/01/2035	174	178
3.50%, 02/01/2036	368	377
FNMA or FHLMC, Single Family, 15 years,
TBA, 1.50%, 04/01/2036 (w)	10,950	10,383
TBA, 3.00%, 04/01/2037 (w)	7,000	7,050
FNMA or FHLMC, Single Family, 30 years,
TBA, 2.00%, 05/01/2050 (w)	4,000	3,707
TBA, 2.50%, 04/01/2052 (w)	25,700	24,551
TBA, 2.50%, 05/01/2052 (w)	38,900	37,074
TBA, 3.00%, 04/01/2052 (w)	16,300	15,962
TBA, 3.50%, 04/01/2052 (w)	26,500	26,567
TBA, 4.50%, 04/01/2052 (w)	69,430	72,022
TBA, 4.50%, 05/01/2052 (w)	22,071	22,811
FNMA Pool, Single Family, 15 years,
3.50%, 06/01/2035	353	363
3.50%, 04/01/2035	1,155	1,182
GNMA II Pool, Single Family, 30 years, 4.00%, 12/20/2050	3,220	3,293

Total Mortgage-Backed Securities (Proceeds $256,344)		225,520

Total Securities Sold Short — 3.1% (Proceeds $256,344)*		225,520

Percentages indicated are based on net assets.

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2022:

Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Canadian Government 10 Year Bond	20	06/2022	CAD	2,173	(85)
Euro BOBL	136	06/2022	EUR	20,010	(623)
Euro Bund	76	06/2022	EUR	13,505	(165)
Euro Buxl	15	06/2022	EUR	3,333	(243)
Euro Schatz	53	06/2022	EUR	6,559	(67)
Long Gilt	10	06/2022	GBP	1,616	(24)
Swiss Confederation Bond	19	06/2022	CHF	3,289	(110)
U.S. Treasury 10 Year Note	366	06/2022	USD	46,244	(1,271)
U.S. Treasury 2 Year Note	135	06/2022	USD	28,974	(364)
U.S. Treasury 5 Year Note	21	06/2022	USD	2,471	(62)
U.S. Treasury Long Bond	117	06/2022	USD	18,036	(479)
U.S. Treasury Ultra Bond	116	06/2022	USD	21,221	(675)

					(4,168)

Short Contracts
Euro BOBL	(20)	06/2022	EUR	(2,944)	93
Long Gilt	(5)	06/2022	GBP	(826)	30
U.S. Treasury 10 Year Note	(103)	06/2022	USD	(13,008)	352
U.S. Treasury 2 Year Note	(3)	06/2022	USD	(645)	9
U.S. Treasury 5 Year Note	(184)	06/2022	USD	(21,604)	501
U.S. Treasury Long Bond	(29)	06/2022	USD	(4,497)	145
U.S. Ultra Treasury 10 Year Note	(321)	06/2022	USD	(44,915)	1,430

					2,560

Total unrealized appreciation (depreciation)					(1,608)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2022:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	1,666	DKK	10,547	Bank of America, NA	04/01/2022	97
USD	122	DKK	780	Bank of America, NA	04/01/2022	6
USD	502	DKK	3,205	Bank of America, NA	04/01/2022	26
USD	630	DKK	4,015	Bank of America, NA	04/01/2022	33
USD	185	DKK	1,175	Barclays Bank plc	04/01/2022	10
USD	274	DKK	1,760	Barclays Bank plc	04/01/2022	13
USD	814	DKK	5,205	Morgan Stanley & Co.	04/01/2022	40
USD	601	DKK	3,840	Morgan Stanley & Co.	04/01/2022	30
USD	998	DKK	6,400	Morgan Stanley & Co.	04/01/2022	46
USD	790	DKK	5,065	Morgan Stanley & Co.	04/01/2022	37
USD	362	DKK	2,320	Morgan Stanley & Co.	04/01/2022	17
USD	3,894	DKK	25,020	Morgan Stanley & Co.	04/01/2022	173
USD	1,031	DKK	6,585	Morgan Stanley & Co.	04/01/2022	52
USD	2,427	DKK	15,480	Morgan Stanley & Co.	04/01/2022	125
USD	2,579	DKK	16,357	Morgan Stanley & Co.	04/01/2022	146
USD	2,393	DKK	15,144	Morgan Stanley & Co.	04/01/2022	141
DKK	40,015	USD	5,919	Morgan Stanley & Co.	04/01/2022	32
DKK	34,555	USD	5,098	Morgan Stanley & Co.	04/01/2022	41
USD	364	DKK	2,335	Morgan Stanley & Co.	04/01/2022	17
USD	238	DKK	1,515	Morgan Stanley & Co.	04/01/2022	13
AUD	2,454	USD	1,782	Goldman Sachs International	04/04/2022	55
CAD	571	USD	451	Citibank, NA	04/04/2022	7
CAD	919	USD	722	Goldman Sachs International	04/04/2022	13
USD	65	CHF	60	Bank of America, NA	04/04/2022	1
USD	5,917	CHF	5,442	Goldman Sachs International	04/04/2022	28
CHF	125	EUR	121	Goldman Sachs International	04/04/2022	1
USD	4,398	CHF	4,045	Goldman Sachs International	04/04/2022	21
CHF	5,442	USD	5,886	Morgan Stanley & Co.	04/04/2022	2
CHF	4,030	USD	4,359	Morgan Stanley & Co.	04/04/2022	2
USD	53	DKK	350	Bank of America, NA	04/04/2022	1
USD	1,227	DKK	8,130	Morgan Stanley & Co.	04/04/2022	18
USD	4,958	DKK	32,842	Morgan Stanley & Co.	04/04/2022	74
EUR	82	SEK	850	Bank of America, NA	04/04/2022	—	(h)
USD	179,115	EUR	159,625	Bank of America, NA	04/04/2022	2,530
EUR	50	USD	55	Bank of America, NA	04/04/2022	—	(h)
USD	834	EUR	750	Bank of America, NA	04/04/2022	4
USD	1,483	EUR	1,340	Bank of America, NA	04/04/2022	1
EUR	11,980	USD	13,099	Bank of New York Mellon	04/04/2022	153
USD	22,315	EUR	19,842	Barclays Bank plc	04/04/2022	365
USD	13,429	EUR	11,971	Citibank, NA	04/04/2022	186
USD	260,420	EUR	232,149	Citibank, NA	04/04/2022	3,606
USD	179,064	EUR	159,625	Citibank, NA	04/04/2022	2,479
USD	43,049	EUR	38,657	Citibank, NA	04/04/2022	285
USD	543	EUR	490	Citibank, NA	04/04/2022	1
USD	92,846	EUR	83,373	Citibank, NA	04/04/2022	615
EUR	18,000	USD	19,641	Citibank, NA	04/04/2022	271
EUR	975	USD	1,065	Citibank, NA	04/04/2022	14
EUR	150	USD	163	Goldman Sachs International	04/04/2022	3

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2022 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	1,500	USD	1,634	Goldman Sachs International	04/04/2022	26
EUR	4,250	USD	4,622	Goldman Sachs International	04/04/2022	80
USD	700	EUR	631	Goldman Sachs International	04/04/2022	2
EUR	810	USD	893	HSBC Bank plc	04/04/2022	3
EUR	65	USD	71	HSBC Bank plc	04/04/2022	—	(h)
EUR	80,970	USD	88,789	Morgan Stanley & Co.	04/04/2022	785
EUR	39,265	USD	43,057	Morgan Stanley & Co.	04/04/2022	380
EUR	270	USD	297	Morgan Stanley & Co.	04/04/2022	1
USD	67	EUR	60	Morgan Stanley & Co.	04/04/2022	1
EUR	200	USD	221	Morgan Stanley & Co.	04/04/2022	—	(h)
USD	94,648	EUR	83,373	Morgan Stanley & Co.	04/04/2022	2,417
USD	43,885	EUR	38,657	Morgan Stanley & Co.	04/04/2022	1,121
USD	1,032	EUR	921	Morgan Stanley & Co.	04/04/2022	13
USD	2,060	EUR	1,838	Morgan Stanley & Co.	04/04/2022	27
USD	179,719	EUR	160,100	Morgan Stanley & Co.	04/04/2022	2,608
SEK	850	EUR	80	Morgan Stanley & Co.	04/04/2022	2
USD	260,595	EUR	232,145	UBS AG LONDON	04/04/2022	3,785
USD	13,443	EUR	11,975	UBS AG LONDON	04/04/2022	195
GBP	28,970	USD	38,003	Bank of America, NA	04/04/2022	54
GBP	996	USD	1,307	Bank of America, NA	04/04/2022	1
USD	66	GBP	50	Bank of America, NA	04/04/2022	—	(h)
USD	290	GBP	220	Bank of America, NA	04/04/2022	1
GBP	69,717	USD	91,506	Bank of America, NA	04/04/2022	78
USD	413	GBP	308	Bank of America, NA	04/04/2022	9
USD	41,298	GBP	30,810	Bank of America, NA	04/04/2022	824
USD	413	GBP	308	Bank of America, NA	04/04/2022	9
USD	41,317	GBP	30,810	Citibank, NA	04/04/2022	844
USD	198	GBP	150	Morgan Stanley & Co.	04/04/2022	1
USD	39,059	GBP	28,833	Morgan Stanley & Co.	04/04/2022	1,183
USD	1,389	GBP	1,036	Morgan Stanley & Co.	04/04/2022	28
USD	26,628	GBP	19,657	Morgan Stanley & Co.	04/04/2022	806
USD	1,411	GBP	1,070	Morgan Stanley & Co.	04/04/2022	6
USD	41,438	GBP	30,906	Morgan Stanley & Co.	04/04/2022	838
USD	98,912	GBP	73,772	Morgan Stanley & Co.	04/04/2022	2,001
GBP	1,260	USD	1,653	Morgan Stanley & Co.	04/04/2022	2
GBP	29,064	USD	38,109	UBS AG LONDON	04/04/2022	70
USD	1,958	HKD	15,302	UBS AG LONDON	04/04/2022	5
HUF	821,306	USD	2,472	Bank of America, NA	04/04/2022	2
USD	2,490	HUF	821,306	UBS AG LONDON	04/04/2022	17
USD	3,787	JPY	434,301	Bank of America, NA	04/04/2022	219
USD	293,297	JPY	33,817,140	Bank of America, NA	04/04/2022	15,515
USD	293,297	JPY	33,817,140	Deutsche Bank AG	04/04/2022	15,515
USD	293,040	JPY	33,817,140	Goldman Sachs International	04/04/2022	15,258
JPY	8,950,244	USD	72,419	Morgan Stanley & Co.	04/04/2022	1,101
USD	77,813	JPY	8,950,244	Morgan Stanley & Co.	04/04/2022	4,293
USD	293,301	JPY	33,817,140	Morgan Stanley & Co.	04/04/2022	15,519
USD	293,356	JPY	33,817,138	Toronto-Dominion Bank (The)	04/04/2022	15,574
USD	138	NOK	1,216	Bank of America, NA	04/04/2022	—	(h)
USD	5,324	PLN	22,328	UBS AG LONDON	04/04/2022	10
USD	2,132	RON	9,460	Bank of America, NA	04/04/2022	15

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2022 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
SEK	2,410	USD	244	Bank of America, NA	04/04/2022	13
SEK	180	USD	19	Bank of America, NA	04/04/2022	—	(h)
SEK	360	USD	38	Morgan Stanley & Co.	04/04/2022	—	(h)
SEK	170	USD	18	Morgan Stanley & Co.	04/04/2022	—	(h)
CNY	5,700	USD	894	Brown Brothers Harriman & Co.	04/06/2022	4
CNY	19,000	USD	2,991	Brown Brothers Harriman & Co.	04/06/2022	4
CNY	15,000	USD	2,347	Brown Brothers Harriman & Co.	04/06/2022	18
CNY	10,000	USD	1,573	Brown Brothers Harriman & Co.	04/06/2022	4
USD	923,709	CNY	5,845,000	Brown Brothers Harriman & Co.	04/06/2022	2,331
CAD	271	USD	213	Goldman Sachs International	04/19/2022	4
CAD	251	USD	198	Morgan Stanley & Co.	04/19/2022	3
USD	2,866	CHF	2,637	Morgan Stanley & Co.	04/19/2022	11
USD	1,150	CZK	24,970	Morgan Stanley & Co.	04/19/2022	20
USD	906	DKK	5,921	Bank of America, NA	04/19/2022	25
USD	631	HUF	199,425	HSBC Bank plc	04/19/2022	32
USD	1,026	PLN	4,120	Goldman Sachs International	04/19/2022	47
USD	599	RON	2,629	Citibank, NA	04/19/2022	11
USD	1,241	SEK	11,538	HSBC Bank plc	04/19/2022	14
USD	34,171	AUD	45,605	Bank of America, NA	05/03/2022	33
USD	34,169	AUD	45,605	Deutsche Bank AG	05/03/2022	31
USD	34,188	AUD	45,605	Morgan Stanley & Co.	05/03/2022	50
USD	34,180	AUD	45,605	Toronto-Dominion Bank (The)	05/03/2022	42
USD	34,180	AUD	45,603	UBS AG LONDON	05/03/2022	44
CHF	125	EUR	122	Bank of America, NA	05/03/2022	1
USD	4,233	CZK	93,399	UBS AG LONDON	05/03/2022	15
USD	1,269	DKK	8,480	Bank of America, NA	05/03/2022	6
USD	4,913	DKK	32,842	Morgan Stanley & Co.	05/03/2022	25
USD	24,691	EUR	22,211	Bank of America, NA	05/03/2022	99
USD	389,724	EUR	350,580	Bank of America, NA	05/03/2022	1,564
USD	167,293	EUR	150,490	Bank of America, NA	05/03/2022	671
USD	167,240	EUR	150,490	Morgan Stanley & Co.	05/03/2022	618
USD	22,114	EUR	19,842	Morgan Stanley & Co.	05/03/2022	145
USD	97,386	EUR	87,644	Morgan Stanley & Co.	05/03/2022	347
USD	167,347	EUR	150,938	UBS AG LONDON	05/03/2022	230
USD	2,858	NOK	24,885	Morgan Stanley & Co.	05/03/2022	33
USD	21,415	NZD	30,870	UBS AG LONDON	05/03/2022	30
USD	2,118	RON	9,460	Bank of America, NA	05/03/2022	8
USD	193	RON	860	UBS AG LONDON	05/03/2022	1
USD	4,687	SEK	43,575	Morgan Stanley & Co.	05/03/2022	50
USD	5,047	SEK	46,925	Morgan Stanley & Co.	05/03/2022	54
USD	38,052	GBP	28,970	Morgan Stanley & Co.	05/04/2022	3
USD	1,955	HKD	15,302	Royal Bank of Canada	05/04/2022	1
USD	5,313	PLN	22,328	Goldman Sachs International	05/04/2022	14
USD	25,483	SGD	34,512	Morgan Stanley & Co.	05/05/2022	22
CAD	1,490	USD	1,192	Citibank, NA	05/06/2022	—	(h)
USD	90,237	EUR	80,970	Citibank, NA	05/06/2022	576
USD	43,759	EUR	39,265	Citibank, NA	05/06/2022	279
USD	36,927	GBP	27,992	Morgan Stanley & Co.	05/06/2022	163
USD	25,863	GBP	19,605	Morgan Stanley & Co.	05/06/2022	114
USD	263,079	JPY	31,972,045	Bank of America, NA	05/06/2022	284

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2022 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
JPY	22,945	USD	188	Barclays Bank plc	05/06/2022	—	(h)
USD	262,844	JPY	31,972,045	Deutsche Bank AG	05/06/2022	48
USD	44,978	JPY	5,455,970	Deutsche Bank AG	05/06/2022	132
USD	262,932	JPY	31,972,045	Morgan Stanley & Co.	05/06/2022	136
USD	263,004	JPY	31,972,045	Toronto-Dominion Bank (The)	05/06/2022	208
USD	262,908	JPY	31,972,036	UBS AG LONDON	05/06/2022	112
USD	350	CNH	2,231	Citibank, NA	05/23/2022	1
USD	210	CNH	1,335	HSBC Bank plc	05/23/2022	1
USD	3,450	IDR	49,417,649	Citibank, NA	06/15/2022	19
USD	55,717	IDR	798,091,882	Goldman Sachs International	06/15/2022	322
KRW	417,667	USD	344	Barclays Bank plc	06/15/2022	1
KRW	655,115	USD	533	Citibank, NA	06/15/2022	7
USD	1,707	MYR	7,155	Barclays Bank plc	06/15/2022	8
USD	41,595	MYR	174,387	Morgan Stanley & Co.	06/15/2022	189
USD	1,669	THB	55,285	Citibank, NA	06/15/2022	4
USD	38,254	THB	1,262,653	Morgan Stanley & Co.	06/15/2022	240
USD	1,617	DKK	10,800	Morgan Stanley & Co.	07/01/2022	5

Total unrealized appreciation						122,602

DKK	40,815	USD	6,253	Morgan Stanley & Co.	04/01/2022	(183)
AUD	45,605	USD	34,158	Bank of America, NA	04/04/2022	(32)
USD	33,124	AUD	45,790	Bank of America, NA	04/04/2022	(1,141)
AUD	45,605	USD	34,158	Deutsche Bank AG	04/04/2022	(32)
USD	33,102	AUD	45,790	Deutsche Bank AG	04/04/2022	(1,162)
USD	33,068	AUD	45,790	Goldman Sachs International	04/04/2022	(1,196)
AUD	45,605	USD	34,176	Morgan Stanley & Co.	04/04/2022	(50)
USD	33,119	AUD	45,790	Morgan Stanley & Co.	04/04/2022	(1,145)
USD	1,113	AUD	1,529	Standard Chartered Bank	04/04/2022	(31)
AUD	45,605	USD	34,168	Toronto-Dominion Bank (The)	04/04/2022	(42)
USD	33,129	AUD	45,788	Toronto-Dominion Bank (The)	04/04/2022	(1,134)
AUD	45,603	USD	34,169	UBS AG LONDON	04/04/2022	(44)
USD	1,192	CAD	1,490	Citibank, NA	04/04/2022	(—	)(h)
CHF	75	USD	82	Bank of America, NA	04/04/2022	(1)
EUR	122	CHF	125	Bank of America, NA	04/04/2022	(—	)(h)
USD	134	CZK	3,024	Bank of America, NA	04/04/2022	(3)
USD	4,047	CZK	90,375	UBS AG LONDON	04/04/2022	(48)
CZK	93,399	USD	4,247	UBS AG LONDON	04/04/2022	(15)
DKK	8,480	USD	1,268	Bank of America, NA	04/04/2022	(6)
DKK	32,842	USD	4,909	Morgan Stanley & Co.	04/04/2022	(25)
EUR	624	USD	700	Bank of America, NA	04/04/2022	(10)
EUR	150,490	USD	167,149	Bank of America, NA	04/04/2022	(670)
EUR	22,211	USD	24,670	Bank of America, NA	04/04/2022	(99)
EUR	140	USD	157	Bank of America, NA	04/04/2022	(3)
EUR	350,580	USD	389,389	Bank of America, NA	04/04/2022	(1,560)
USD	1,875	EUR	1,700	Bank of America, NA	04/04/2022	(6)
USD	132	EUR	120	Bank of America, NA	04/04/2022	(1)
USD	1,961	EUR	1,792	Barclays Bank plc	04/04/2022	(21)
EUR	80,970	USD	90,142	Citibank, NA	04/04/2022	(568)
EUR	39,265	USD	43,713	Citibank, NA	04/04/2022	(276)
EUR	5,722	USD	6,436	Citibank, NA	04/04/2022	(106)
EUR	10,248	USD	11,526	Goldman Sachs International	04/04/2022	(189)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2022 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	794	EUR	727	HSBC Bank plc	04/04/2022	(10)
EUR	19,842	USD	22,095	Morgan Stanley & Co.	04/04/2022	(145)
EUR	480	USD	540	Morgan Stanley & Co.	04/04/2022	(9)
EUR	87,644	USD	97,301	Morgan Stanley & Co.	04/04/2022	(345)
EUR	10,140	USD	11,404	Morgan Stanley & Co.	04/04/2022	(187)
USD	219	EUR	200	Morgan Stanley & Co.	04/04/2022	(2)
USD	111	EUR	100	Morgan Stanley & Co.	04/04/2022	(—	)(h)
USD	110	EUR	100	Morgan Stanley & Co.	04/04/2022	(1)
USD	66	EUR	60	Morgan Stanley & Co.	04/04/2022	(—	)(h)
EUR	150,490	USD	167,095	Morgan Stanley & Co.	04/04/2022	(616)
EUR	150	USD	167	UBS AG LONDON	04/04/2022	(1)
USD	2,246	EUR	2,040	UBS AG LONDON	04/04/2022	(11)
EUR	6,633	USD	7,360	UBS AG LONDON	04/04/2022	(22)
USD	770	EUR	700	UBS AG LONDON	04/04/2022	(4)
EUR	150,938	USD	167,205	UBS AG LONDON	04/04/2022	(229)
GBP	20	USD	27	Bank of America, NA	04/04/2022	(1)
GBP	461	USD	619	Bank of America, NA	04/04/2022	(13)
GBP	842	USD	1,130	Citibank, NA	04/04/2022	(24)
GBP	1,689	USD	2,267	Goldman Sachs International	04/04/2022	(48)
GBP	27,992	USD	36,932	Morgan Stanley & Co.	04/04/2022	(161)
GBP	51	USD	70	Morgan Stanley & Co.	04/04/2022	(2)
GBP	10	USD	13	Morgan Stanley & Co.	04/04/2022	(—	)(h)
GBP	1,398	USD	1,863	Morgan Stanley & Co.	04/04/2022	(27)
GBP	1,675	USD	2,248	Morgan Stanley & Co.	04/04/2022	(48)
GBP	10	USD	13	Morgan Stanley & Co.	04/04/2022	(—	)(h)
GBP	28,970	USD	38,060	Morgan Stanley & Co.	04/04/2022	(3)
GBP	2,600	USD	3,441	Morgan Stanley & Co.	04/04/2022	(25)
GBP	19,605	USD	25,867	Morgan Stanley & Co.	04/04/2022	(113)
GBP	2,600	USD	3,440	Morgan Stanley & Co.	04/04/2022	(24)
HKD	15,302	USD	1,954	Royal Bank of Canada	04/04/2022	(1)
JPY	31,972,045	USD	262,928	Bank of America, NA	04/04/2022	(302)
JPY	8,097,540	USD	70,590	Deutsche Bank AG	04/04/2022	(4,075)
JPY	31,972,045	USD	262,690	Deutsche Bank AG	04/04/2022	(65)
JPY	1,562,243	USD	13,574	Goldman Sachs International	04/04/2022	(742)
JPY	31,972,045	USD	262,781	Morgan Stanley & Co.	04/04/2022	(155)
JPY	31,972,045	USD	262,852	Toronto-Dominion Bank (The)	04/04/2022	(227)
JPY	31,972,036	USD	262,755	UBS AG LONDON	04/04/2022	(129)
USD	2,668	NOK	23,669	Citibank, NA	04/04/2022	(21)
NOK	24,885	USD	2,859	Morgan Stanley & Co.	04/04/2022	(32)
USD	20,778	NZD	30,870	Deutsche Bank AG	04/04/2022	(616)
NZD	30,870	USD	21,426	UBS AG LONDON	04/04/2022	(31)
PLN	22,328	USD	5,328	Goldman Sachs International	04/04/2022	(14)
RON	9,460	USD	2,126	Bank of America, NA	04/04/2022	(9)
USD	4,961	SEK	46,925	Bank of America, NA	04/04/2022	(29)
USD	4,937	SEK	46,695	Bank of America, NA	04/04/2022	(29)
SEK	43,575	USD	4,684	Morgan Stanley & Co.	04/04/2022	(50)
SEK	46,925	USD	5,044	Morgan Stanley & Co.	04/04/2022	(54)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2022 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
SGD	34,512	USD	25,486	Morgan Stanley & Co.	04/04/2022	(23)
USD	25,406	SGD	34,512	Royal Bank of Canada	04/04/2022	(57)
CNY	16,000	USD	2,528	Brown Brothers Harriman & Co.	04/06/2022	(6)
CNY	17,500	USD	2,763	Brown Brothers Harriman & Co.	04/06/2022	(4)
CNY	25,000	USD	3,949	Brown Brothers Harriman & Co.	04/06/2022	(8)
CNY	22,000	USD	3,474	Brown Brothers Harriman & Co.	04/06/2022	(6)
CNY	31,400	USD	4,963	Brown Brothers Harriman & Co.	04/06/2022	(14)
CNY	221,500	USD	34,983	Brown Brothers Harriman & Co.	04/06/2022	(67)
USD	7,042	AUD	9,855	Morgan Stanley & Co.	04/19/2022	(334)
AUD	448	USD	337	Morgan Stanley & Co.	04/19/2022	(1)
USD	13,615	CAD	17,194	Bank of America, NA	04/19/2022	(138)
CAD	507	USD	405	Morgan Stanley & Co.	04/19/2022	(—	)(h)
EUR	1,988	USD	2,213	Morgan Stanley & Co.	04/19/2022	(13)
EUR	2,011	USD	2,263	Morgan Stanley & Co.	04/19/2022	(37)
EUR	634	USD	712	Morgan Stanley & Co.	04/19/2022	(10)
GBP	339	USD	456	Morgan Stanley & Co.	04/19/2022	(10)
GBP	491	USD	659	Morgan Stanley & Co.	04/19/2022	(14)
GBP	274	USD	360	Morgan Stanley & Co.	04/19/2022	(1)
JPY	60,739	USD	528	Citibank, NA	04/19/2022	(29)
JPY	83,473	USD	726	Goldman Sachs International	04/19/2022	(40)
JPY	37,563	USD	310	Morgan Stanley & Co.	04/19/2022	(1)
USD	407	NOK	3,663	Bank of America, NA	04/19/2022	(9)
USD	757	NZD	1,136	Morgan Stanley & Co.	04/19/2022	(30)
AUD	8,530	USD	6,408	Morgan Stanley & Co.	05/03/2022	(23)
USD	5,892	CHF	5,442	Morgan Stanley & Co.	05/03/2022	(2)
CHF	140	USD	152	Morgan Stanley & Co.	05/03/2022	(1)
USD	4,364	CHF	4,030	Morgan Stanley & Co.	05/03/2022	(2)
CHF	300	USD	326	Morgan Stanley & Co.	05/03/2022	(1)
DKK	1,710	USD	256	Morgan Stanley & Co.	05/03/2022	(1)
DKK	140	USD	21	Morgan Stanley & Co.	05/03/2022	(—	)(h)
SEK	850	EUR	82	Bank of America, NA	05/03/2022	(1)
EUR	630	USD	700	Goldman Sachs International	05/03/2022	(3)
EUR	7,170	USD	7,985	Morgan Stanley & Co.	05/03/2022	(46)
EUR	4,200	USD	4,677	Morgan Stanley & Co.	05/03/2022	(27)
EUR	580	USD	646	Morgan Stanley & Co.	05/03/2022	(4)
USD	2,462	HUF	821,306	Bank of America, NA	05/03/2022	(2)
HUF	63,860	USD	193	Morgan Stanley & Co.	05/03/2022	(1)
SEK	530	USD	57	Morgan Stanley & Co.	05/03/2022	(—	)(h)
USD	91,489	GBP	69,717	Bank of America, NA	05/04/2022	(78)
USD	1,307	GBP	996	Bank of America, NA	05/04/2022	(1)
USD	37,995	GBP	28,970	Bank of America, NA	05/04/2022	(54)
GBP	740	USD	974	Morgan Stanley & Co.	05/04/2022	(2)
GBP	20	USD	26	Morgan Stanley & Co.	05/04/2022	(—	)(h)
GBP	590	USD	777	Morgan Stanley & Co.	05/04/2022	(2)
USD	38,101	GBP	29,064	UBS AG LONDON	05/04/2022	(71)
CAD	670	USD	537	HSBC Bank plc	05/06/2022	(—	)(h)
USD	6,765	CNY	43,000	Brown Brothers Harriman & Co.	05/06/2022	(—	)(h)
USD	859,309	CNY	5,461,900	Brown Brothers Harriman & Co.	05/06/2022	(9)
EUR	2,174	USD	2,421	HSBC Bank plc	05/06/2022	(14)
EUR	2,717	USD	3,034	Morgan Stanley & Co.	05/06/2022	(25)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2022 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	88,883	EUR	80,970	Morgan Stanley & Co.	05/06/2022	(778)
USD	43,103	EUR	39,265	Morgan Stanley & Co.	05/06/2022	(377)
GBP	329	USD	432	HSBC Bank plc	05/06/2022	(1)
GBP	4,948	USD	6,502	Morgan Stanley & Co.	05/06/2022	(3)
USD	72,465	JPY	8,950,244	Morgan Stanley & Co.	05/06/2022	(1,102)
USD	44,765	CNH	285,970	Citibank, NA	05/23/2022	(97)
CNH	2,176	USD	342	Morgan Stanley & Co.	05/23/2022	(—	)(h)
USD	393	CLP	319,372	Morgan Stanley & Co.	06/15/2022	(8)
USD	900	ILS	2,907	Barclays Bank plc	06/15/2022	(13)
KRW	3,747,560	USD	3,090	Morgan Stanley & Co.	06/15/2022	(1)
USD	147,881	KRW	181,884,820	Morgan Stanley & Co.	06/15/2022	(2,074)
USD	1,545	MXN	32,633	Barclays Bank plc	06/15/2022	(74)
USD	825	MYR	3,480	Morgan Stanley & Co.	06/15/2022	(2)
USD	318	PEN	1,205	Goldman Sachs International	06/15/2022	(7)
USD	1,036	SGD	1,410	Morgan Stanley & Co.	06/15/2022	(4)
USD	5,098	DKK	34,425	Morgan Stanley & Co.	07/01/2022	(40)
USD	5,919	DKK	39,866	Morgan Stanley & Co.	07/01/2022	(30)

Total unrealized depreciation						(24,284)

Net unrealized appreciation (depreciation)						98,318

OTC Interest Rate Swaps contracts outstanding as of March 31, 2022:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)		UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank Negara Malaysia KLIBOR Interbank Offered rate Fixing 3 Month	2.44% quarterly	Pay	Morgan Stanley & Co.	11/17/2030	MYR	5,000	(—	)(h)	(107)	(107)

Total							(—	)(h)	(107)	(107)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of March 31, 2022:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)		UNREALIZED APPRECIATION (DEPRECIATION) ($)		VALUE ($)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.00% annually	Receive	06/03/2022	JPY	143,500	—	(h)	(—	)(h)	(—	)(h)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.00% annually	Receive	06/03/2022	JPY	140,000	—	(h)	(—	)(h)	(—	)(h)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.04)% maturity	Pay	03/16/2023	JPY	7,678,348	—	(h)	(21)		(21)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Pay	07/08/2023	JPY	360,000	3		(5)		(2)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.04)% annually	Pay	03/16/2024	JPY	6,767,035	—	(h)	(74)		(74)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.03)% annually	Pay	03/16/2025	JPY	13,174,989	1		(226)		(225)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.04)% annually	Pay	03/16/2025	JPY	1,700,000	—	(h)	(36)		(36)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.10% semi-annually	Pay	12/03/2025	JPY	140,000	(—	)(h)	2		2
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.30% semi-annually	Pay	12/03/2030	JPY	143,500	(—	)(h)	9		9
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.00% annually	Pay	07/08/2031	JPY	95,000	(—	)(h)	(17)		(17)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.25% annually	Pay	07/08/2041	JPY	40,000	(—	)(h)	(16)		(16)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.45% annually	Pay	07/08/2051	JPY	35,000	(—	)(h)	(18)		(18)
Bank of Thailand BIBOR Fixings 6 Month	1.15% semi-annually	Pay	11/19/2030	THB	31,000	—	(h)	(75)		(75)
BBSW ASX Australian 6 Month	2.50% semi-annually	Pay	12/03/2025	AUD	3,390	269		(278)		(9)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of March 31, 2022 (continued):

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)		UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
BBSW ASX Australian 6 Month	2.75% semi-annually	Pay	12/03/2030	AUD	1,035	144		(156)	(12)
Canada Bankers Acceptances 3 Month	2.45% semi-annually	Pay	12/03/2022	CAD	4,125	136		(102)	34
Canada Bankers Acceptances 3 Month	2.50% semi-annually	Pay	12/03/2025	CAD	8,915	563		(592)	(29)
Canada Bankers Acceptances 3 Month	2.65% semi-annually	Pay	12/03/2030	CAD	4,555	434		(463)	(29)
Canada Bankers Acceptances 3 Month	2.80% semi-annually	Pay	12/03/2040	CAD	1,585	308		(338)	(30)
Canada Bankers Acceptances 3 Month	2.80% semi-annually	Pay	12/03/2049	CAD	1,245	322		(333)	(11)
CFETS China Fixing Repo Rates 7 Day	2.81% quarterly	Pay	04/12/2026	CNY	3,590	—	(h)	9	9
Colombia IBR Overnight Nominal Interbank Reference Rate	4.44% quarterly	Pay	09/10/2030	COP	2,257,000	—	(h)	(123)	(123)
ICE LIBOR JPY 6 Month	0.00% semi-annually	Pay	06/03/2022	JPY	140,000	(—	)(h)	— (h)	0 (h)
ICE LIBOR JPY 6 Month	0.00% semi-annually	Pay	06/03/2022	JPY	143,500	(—	)(h)	— (h)	0 (h)
ICE LIBOR USD 3 Month	0.25% semi-annually	Receive	06/16/2023	USD	76,100	64		1,588	1,652
ICE LIBOR USD 3 Month	0.25% semi-annually	Receive	06/16/2024	USD	41,220	311		1,710	2,021
ICE LIBOR USD 3 Month	0.50% semi-annually	Pay	06/16/2028	USD	2,300	(119)		(134)	(253)
ICE LIBOR USD 3 Month	1.50% semi-annually	Pay	12/15/2028	USD	83,200	513		(4,881)	(4,368)
KRW Certificate of Deposit 3 Month	1.00% quarterly	Pay	09/01/2025	KRW	2,400,000	—	(h)	(112)	(112)
KRW Certificate of Deposit 3 Month	1.07% quarterly	Pay	04/27/2030	KRW	200,000	(8)		(11)	(19)
KRW Certificate of Deposit 3 Month	0.97% quarterly	Pay	08/14/2030	KRW	2,100,000	—	(h)	(225)	(225)
KRW Certificate of Deposit 3 Month	0.94% quarterly	Pay	08/19/2030	KRW	5,075,000	(83)		(463)	(546)
SONIA Interest Rate Benchmark	0.45% annually	Pay	03/31/2026	GBP	1,250	—	(h)	(94)	(94)
SONIA Interest Rate Benchmark	0.11% annually	Receive	09/30/2030	GBP	500	—	(h)	81	81
SONIA Interest Rate Benchmark	0.26% annually	Receive	09/30/2040	GBP	275	—	(h)	73	73
SONIA Interest Rate Benchmark	1.25% annually	Pay	05/08/2046	GBP	2,080	332		(435)	(103)
SONIA Interest Rate Benchmark	0.26% annually	Receive	09/30/2050	GBP	200	—	(h)	71	71
Swiss Average Rate O/N Intraday Value	0.13% annually	Pay	11/05/2031	CHF	150	2		(13)	(11)
United States FEDEF	0.03% annually	Receive	06/12/2022	USD	450	—	(h)	1	1
United States FEDEF	0.10% maturity	Receive	01/13/2023	USD	442,600	37		4,737	4,774
United States FEDEF	0.20% maturity	Receive	04/29/2023	USD	22,600	1		375	376
United States SOFR	1.22% annually	Receive	08/15/2028	USD	5,797	—	(h)	302	302
United States SOFR	1.25% annually	Pay	12/15/2028	USD	16,918	64		(943)	(879)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of March 31, 2022 (continued):

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
United States SOFR	1.75% annually	Pay	06/15/2029	USD	15,100	(492)	75	(417)
United States SOFR	1.00% annually	Pay	06/15/2029	USD	46,300	3,941	(409)	3,532
United States SOFR	1.75% annually	Pay	06/15/2032	USD	14,000	(762)	282	(480)

Total						5,981	(1,278)	4,703

(a)	Value of floating rate index as of March 31, 2022 was as follows:

FLOATING RATE INDEX
Bank Negara Malaysia KLIBOR Interbank Offered rate Fixing 3 Month	1.97%
Bank of Thailand BIBOR Fixings 6 Month	0.73%
BBSW ASX Australian 6 Month	0.71%
Canada Bankers Acceptances 3 Month	1.26%
CFETS China Fixing Repo Rates 7 Day	2.53%
Colombia IBR Overnight Nominal Interbank Reference Rate	3.88%
ICE LIBOR JPY 6 Month	0.04%
ICE LIBOR USD 3 Month	0.96%
KRW Certificate of Deposit 3 Month	1.51%
SONIA Interest Rate Benchmark	0.69%
Swiss Average Rate O/N Intraday	(0.70)%
United States FEDEF	0.33%
United States SOFR	0.29%

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Written Call Option Contracts on securities as of March 31, 2022:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 04/13/2052	Citigroup Global Markets, Inc.	(25,000)	USD	—	USD	98.05	04/06/2022	$—
FNMA or FHLMC, Single Family, 30 years, TBA, 2.50%, 04/13/2052	Citigroup Global Markets, Inc.	(25,000)	USD	—	USD	98.87	04/06/2022	—
FNMA or FHLMC, Single Family, 30 years, TBA, 2.50%, 05/12/2052	Citigroup Global Markets, Inc.	(4,000)	USD	(334)	USD	98.34	05/05/2022	(3)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.50%, 05/12/2052	Citigroup Global Markets, Inc.	(3,000)	USD	(216)	USD	98.51	05/05/2022	(2)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.50%, 05/12/2052	Citigroup Global Markets, Inc.	(4,000)	USD	(284)	USD	98.52	05/05/2022	(3)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.50%, 05/12/2052	Citigroup Global Markets, Inc.	(1,000)	USD	(45)	USD	99.01	05/05/2022	(—	)(h)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.50%, 05/12/2052	Citigroup Global Markets, Inc.	(17,000)	USD	(645)	USD	99.17	05/05/2022	(6)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.50%, 06/13/2052	Citigroup Global Markets, Inc.	(12,000)	USD	(3,094)	USD	97.91	06/06/2022	(32)
FNMA or FHLMC, Single Family, 30 years, TBA, 3.00%, 05/12/2052	Citigroup Global Markets, Inc.	(3,000)	USD	(259)	USD	100.78	05/05/2022	(3)
FNMA or FHLMC, Single Family, 30 years, TBA, 3.50%, 05/12/2052	Citigroup Global Markets, Inc.	(9,000)	USD	(1,491)	USD	101.00	05/05/2022	(15)
FNMA or FHLMC, Single Family, 30 years, TBA, 3.50%, 06/13/2052	Citigroup Global Markets, Inc.	(5,500)	USD	(2,063)	USD	100.63	06/06/2022	(21)
FNMA or FHLMC, Single Family, 30 years, TBA, 3.50%, 06/13/2052	Citigroup Global Markets, Inc.	(8,000)	USD	(1,312)	USD	101.50	06/06/2022	(13)
GNMA, Single Family, 30 years, TBA, 3.00%, 04/21/2052	Citigroup Global Markets, Inc.	(3,500)	USD	(87)	USD	101.19	04/14/2022	(1)

								(99)

Written Put Option Contracts on securities as of March 31, 2022:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 04/13/2052	BofA Securities, Inc.	(7,200)	USD	(22,806)	USD	96.13	04/06/2022	(237)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 04/13/2052	BofA Securities, Inc.	(6,000)	USD	(20,687)	USD	96.41	04/06/2022	(215)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 04/13/2052	Citigroup Global Markets, Inc.	(2,000)	USD	(6,483)	USD	96.20	04/06/2022	(67)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.50%, 04/13/2052	BofA Securities, Inc.	(7,000)	USD	(21,171)	USD	98.51	04/06/2022	(215)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.50%, 04/13/2052	BofA Securities, Inc.	(8,000)	USD	(20,594)	USD	98.06	04/06/2022	(210)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.50%, 04/13/2052	BofA Securities, Inc.	(6,500)	USD	(17,141)	USD	98.13	04/06/2022	(175)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.50%, 04/13/2052	Citigroup Global Markets, Inc.	(5,000)	USD	(10,683)	USD	97.63	04/06/2022	(110)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.50%, 04/13/2052	Citigroup Global Markets, Inc.	(2,500)	USD	(5,419)	USD	97.66	04/06/2022	(55)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Written Put Option Contracts on securities as of March 31, 2022 (continued):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE
FNMA or FHLMC, Single Family, 30 years, TBA, 2.50%, 04/13/2052	Citigroup Global Markets, Inc.	(4,000)	USD	(11,432)	USD	98.34	04/06/2022	(116)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.50%, 04/13/2052	Citigroup Global Markets, Inc.	(2,000)	USD	(5,811)	USD	98.39	04/06/2022	(59)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.50%, 04/13/2052	Citigroup Global Markets, Inc.	(5,500)	USD	(16,067)	USD	98.41	04/06/2022	(163)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.50%, 04/13/2052	Citigroup Global Markets, Inc.	(5,500)	USD	(16,503)	USD	98.48	04/06/2022	(168)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.50%, 04/13/2052	Citigroup Global Markets, Inc.	(1,100)	USD	(3,388)	USD	98.56	04/06/2022	(34)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.50%, 04/13/2052	Citigroup Global Markets, Inc.	(3,000)	USD	(11,158)	USD	99.19	04/06/2022	(113)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.50%, 05/12/2052	Citigroup Global Markets, Inc.	(4,000)	USD	(5,897)	USD	96.34	05/05/2022	(61)
FNMA or FHLMC, Single Family, 30 years, TBA, 3.00%, 04/13/2052	Citigroup Global Markets, Inc.	(1,500)	USD	(4,575)	USD	100.88	04/06/2022	(45)
FNMA or FHLMC, Single Family, 30 years, TBA, 3.00%, 05/12/2052	BofA Securities, Inc.	(9,500)	USD	(18,959)	USD	99.36	05/05/2022	(191)
FNMA or FHLMC, Single Family, 30 years, TBA, 3.00%, 05/12/2052	Citigroup Global Markets, Inc.	(3,000)	USD	(4,671)	USD	98.78	05/05/2022	(47)
FNMA or FHLMC, Single Family, 30 years, TBA, 3.00%, 05/12/2052	Citigroup Global Markets, Inc.	(5,500)	USD	(9,634)	USD	99.05	05/05/2022	(97)
FNMA or FHLMC, Single Family, 30 years, TBA, 3.00%, 05/12/2052	Citigroup Global Markets, Inc.	(2,500)	USD	(5,357)	USD	99.54	05/05/2022	(54)
FNMA or FHLMC, Single Family, 30 years, TBA, 3.00%, 05/12/2052	Citigroup Global Markets, Inc.	(2,500)	USD	(5,471)	USD	99.59	05/05/2022	(55)
FNMA or FHLMC, Single Family, 30 years, TBA, 3.50%, 04/13/2052	Citigroup Global Markets, Inc.	(23,500)	USD	(36,463)	USD	101.72	04/06/2022	(359)
FNMA or FHLMC, Single Family, 30 years, TBA, 3.50%, 04/13/2052	Citigroup Global Markets, Inc.	(1,500)	USD	(2,981)	USD	102.14	04/06/2022	(29)
FNMA or FHLMC, Single Family, 30 years, TBA, 3.50%, 06/13/2052	Citigroup Global Markets, Inc.	(5,500)	USD	(2,646)	USD	98.63	06/06/2022	(27)
FNMA or FHLMC, Single Family, 30 years, TBA, 3.50%, 06/13/2052	Citigroup Global Markets, Inc.	(8,000)	USD	(6,396)	USD	99.50	06/06/2022	(64)

								(2,966)

Total Written Options Contracts (Premiums Received $1,051)								(3,065)

Six Circles Global Bond Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of March 31, 2022.
ASX	—	Australian Stock Exchange
BAM	—	Insured by Build America Mutual
BBSW	—	Bank Bill Swap Rate
BIBOR	—	Bangkok Interbank Offered Rate
CFETS	—	China Foreign Exchange Trade System
CLO	—	Collateralized Loan Obligations
CMT	—	Constant Maturity Treasury
CPI	—	Consumer Price Index
DUS	—	Delegated Underwriting and Servicing
EURIBOR	—	Euro Interbank Offered Rate
FEDEF	—	Federal Fund Effective Rate (Continuous Series)
FHA	—	Federal Housing Administration
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IBR	—	Indicador Bancario de Referencia
ICE	—	Intercontinental Exchange
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of March 31, 2022. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
KLIBOR	—	Kuala Lumpur Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
OTC	—	Over the Counter
OYJ	—	Public Limited Company
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REIT	—	Real Estate Investment Trust
REMICS	—	Real Estate Mortgage Investment Conduit

Six Circles Global Bond Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022

Rev.	—	Revenue
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Interbank Average Rate
STRIP	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2022.
TBA	—	To Be Announced
TONAR	—	Tokyo Overnight Average Rate
VA	—	Veterans Administration
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(r)	—	Security has not paid interest and/or interest is currently not being accrued on the security due to financial and trading sanctions imposed on Russia.
(t)	—	The date shown represents the earliest of the next put date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2022.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2022.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2022.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(ee)	—	Approximately $5,505,021 of these investments are restricted as collateral for swaps to various brokers.
(ff)	—	Approximately $563,636 of these investments are restricted as collateral for futures to Citigroup Global Markets, Inc.
(hh)	—	Approximately $6,743,441 of these investments are restricted as collateral for TBAs to various brokers.
(ii)	—	Approximately $2,238,301 of these investments are restricted as collateral for forwards to various brokers.
(jj)	—	Approximately $2,285,938 of these investments are restricted as collateral for bi-lateral derivatives to various brokers.

Six Circles Global Bond Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022

*	—	The cost of securities is substantially the same for federal income tax purposes.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan
CNY	—	Chinese Yuan
COP	—	Colombian Peso
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli New Shekel
JPY	—	Japanese Yen
KRW	—	Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian Leu
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
USD	—	United States Dollar

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bond — 0.0% (g)
Consumer Non-cyclical — 0.0% (g)
Healthcare - Services — 0.0% (g)
Tower Health, Series 2020, 4.45%, 02/01/2050 (Cost $863)	1,000	750

Municipal Bonds — 92.0% (t)
Alabama — 2.6%
Alabama Economic Settlement Authority, BP Settlement, Series A, Rev., 4.00%, 09/15/2033	1,000	1,057
Alabama Federal Aid Highway Finance Authority, Series A, Rev., 5.00%, 09/01/2035 (p)	2,000	2,239
Alabama Housing Finance Authority, Capstone At Kinsey Cove Project, Rev., 0.35%, 12/01/2023 (z)	1,005	990
Alabama Housing Finance Authority, South Oak Residence Project, Rev., 1.25%, 12/01/2025 (z)	4,270	4,154
Alabama Public School and College Authority, Social Bonds,
Series A, Rev., 5.00%, 11/01/2035	6,400	7,622
Series A, Rev., 5.00%, 11/01/2039	10,000	11,846
Alabama Special Care Facilities Financing Authority, Ascension Senior Credit Group, Series C, Rev., 5.00%, 11/15/2046	5,000	5,490
Baldwin County Board of Education, School Warrants,
Rev., 5.00%, 06/01/2024 (p)	2,605	2,622
Rev., 5.00%, 06/01/2026 (p)	2,870	2,888
Black Belt Energy Gas District,
Rev., LIQ: Royal Bank of Canada, 4.00%, 06/01/2051 (z)	15,530	16,837
Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 08/01/2047 (z)	1,200	1,208
Series B1, Rev., 4.00%, 04/01/2053 (z)	6,000	6,312
Series B2, Rev., (SIFMA Municipal Swap Index + 0.65%), 1.16%, 04/01/2053 (aa)	9,250	9,250
Black Belt Energy Gas District, Gas Project Bonds Project No. 7, Rev., 4.00%, 10/01/2052 (z)	10,110	10,534
Black Belt Energy Gas District, Gas Project No. 8, Series A, Rev., 4.00%, 12/01/2052 (z)	3,410	3,640
Black Belt Energy Gas District, Project No. 4, Series A1, Rev., 4.00%, 12/01/2049 (z)	6,810	7,089
Black Belt Energy Gas District, Project No. 5, Series A1, Rev., 4.00%, 10/01/2049 (z)	5,000	5,248
Black Belt Energy Gas District, Project No. 6, Series B, Rev., 4.00%, 10/01/2052 (z)	11,505	11,987
City of Birmingham, Series A, GO, 5.00%, 03/01/2043 (p)	1,935	1,995
City of Birmingham, Warrants, Series A, GO, 4.00%, 06/01/2032	4,075	4,531
City of Homewood, Warrants, GO, 5.00%, 09/01/2033 (p)	275	308
City of Oxford, Warrants, Series C, GO, 5.00%, 10/01/2029 (p)	1,435	1,462
County of Jefferson, Sewer Revenue, Senior Lien, Warrants, Series A, Rev., AGM, 5.50%, 10/01/2053	500	536
County of Jefferson, Sewer Revenue, Subordinated Lien, Series D, Rev., 6.50%, 10/01/2053	220	245
County of Jefferson, Warrants, Rev., 5.00%, 09/15/2026	3,200	3,587
Health Care Authority of the City of Huntsville, Health System,
Series B1, Rev., 4.00%, 06/01/2045	1,750	1,859
Series B1, Rev., 5.00%, 06/01/2038	1,000	1,167
Hoover Industrial Development Board, Green Bonds, Rev., AMT, 6.38%, 11/01/2050 (z)	3,020	3,577
Industrial Development Board of the City of Mobile Alabama, Power Co., Barry Plant, Rev., 2.90%, 07/15/2034 (z)	2,000	2,026
Morgan County Board of Education, Rev., 5.00%, 03/01/2035 (p)	2,720	2,755
Selma Industrial Development Board, International Paper Co. Project, Rev., 1.38%, 05/01/2034 (z)	1,000	962

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Alabama — continued
Southeast Alabama Gas Supply District (The), Project No. 2, Series A, Rev., 4.00%, 06/01/2049 (z)	100	103
Southeast Energy Authority A Cooperative District, Project 1, Series A, Rev., 4.00%, 11/01/2051 (z)	4,580	4,824
Southeast Energy Authority A Cooperative District, Project 2, Series B, Rev., 4.00%, 12/01/2051 (z)	8,205	8,810
State of Alabama Docks Department, Docks,
Series A, Rev., AGM, AMT, 5.00%, 10/01/2025	1,750	1,899
Series A, Rev., AGM, AMT, 5.00%, 10/01/2026	1,890	2,090
Tuscaloosa City Board of Education, Warrants, Rev., 5.00%, 08/01/2041 (p)	2,525	2,839
UAB Medicine Finance Authority,
Rev., 5.00%, 09/01/2032	1,800	2,121
Series B, Rev., 5.00%, 09/01/2041	1,750	1,943
Water Works Board of the City of Birmingham, Series B, Rev., 5.00%, 01/01/2038 (p)	3,000	3,080

		163,732

Alaska — 0.2%
Alaska Housing Finance Corp.,
Series A, Rev., 5.00%, 12/01/2032 (p)	1,425	1,500
Series A, Rev., 5.00%, 12/01/2033 (p)	685	721
Alaska Housing Finance Corp., General Mortgage, Series B, Rev., 3.25%, 12/01/2044	6,300	6,391
Alaska Housing Finance Corp., State Capital Project, Rev., 5.00%, 12/01/2031 (p)	1,690	1,701
Northern Tobacco Securitization Corp., Senior, Series B2, Rev., Zero Coupon, 06/01/2066	9,475	1,218
State of Alaska International Airports System, Series C, Rev., AMT, 5.00%, 10/01/2026	1,500	1,654

		13,185

Arizona — 1.7%
Arizona Health Facilities Authority, Banner Health, Series A, Rev., 5.00%, 01/01/2044 (p)	1,055	1,111
Arizona Health Facilities Authority, Scottsdale Lincoln Hospital Project, Rev., 5.00%, 12/01/2029	2,705	2,906
Arizona Industrial Development Authority,
Series 2019-2, Rev., 3.63%, 05/20/2033	1,198	1,224
Series A, Rev., 4.00%, 09/01/2035	225	246
Series A, Rev., 4.00%, 09/01/2036	250	273
Arizona Industrial Development Authority, GreatHearts Arizona Project,
Series A, Rev., 5.00%, 07/01/2024	125	133
Series A, Rev., 5.00%, 07/01/2026	125	137
Arizona Industrial Development Authority, Jerome Facilities Project, Series B, Rev., 4.00%, 07/01/2051	2,000	1,943
Arizona Industrial Development Authority, Lincoln South Beltway Project, Rev., 5.00%, 08/01/2025	1,000	1,092
Arizona Industrial Development Authority, Macombs Facilities Project, Series A, Rev., 4.00%, 07/01/2061	1,000	949
Arizona Industrial Development Authority, Phoenix Children’s Hospital,
Rev., 5.00%, 02/01/2025	1,200	1,296
Rev., 5.00%, 02/01/2032	1,375	1,668
Rev., 5.00%, 02/01/2033	2,000	2,382

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Arizona — continued
Arizona Industrial Development Authority, Somerset Academy of Las Vegas, Aliante,
Rev., 3.00%, 12/15/2031 (e)	525	482
Rev., 4.00%, 12/15/2041 (e)	500	484
Rev., 4.00%, 12/15/2051 (e)	700	649
Arizona State University,
Series B, Rev., VRDO, 0.47%, 04/07/2022 (z)	1,910	1,910
Series C, Rev., 5.00%, 07/01/2042	2,000	2,220
Arizona State University, Board of Regents,
Series A, Rev., 5.00%, 07/01/2043 (p)	1,500	1,514
Series B, Rev., 5.00%, 07/01/2026	100	112
Series B, Rev., 5.00%, 07/01/2042	2,000	2,260
Arizona Water Infrastructure Finance Authority, Unrefunded, Water Quality, Rev., 5.00%, 10/01/2023 (p)	1,665	1,696
Chandler Industrial Development Authority, Intel Corp. Project, Rev., 2.40%, 12/01/2035 (z)	775	778
City of Bullhead Excise Taxes Revenue, Second Series, Rev., 0.60%, 07/01/2024	250	238
City of Mesa Excise Tax Revenue, Rev., 5.00%, 07/01/2028	600	699
City of Phoenix Civic Improvement Corp.,
Series A, Rev., 5.00%, 07/01/2029	1,000	1,153
Series A, Rev., 5.00%, 07/01/2031	2,000	2,300
Series A, Rev., 5.00%, 07/01/2032	1,000	1,148
Series A, Rev., 5.00%, 07/01/2034	1,600	1,940
City of Phoenix Civic Improvement Corp., Junior Lien,
Series A, Rev., 5.00%, 07/01/2026	500	558
Series A, Rev., 5.00%, 07/01/2029	1,515	1,785
Series B, Rev., 5.00%, 07/01/2026	1,750	1,953
City of Phoenix, Civic Improvement Corp.,
Series A, Rev., 5.00%, 07/01/2034	2,185	2,502
Series B, Rev., 5.00%, 07/01/2024	130	139
City of Phoenix, Civic Improvement Corp., Airport Revenue, Junior Lien,
Series A, Rev., 5.00%, 07/01/2044	1,000	1,134
Series B, Rev., AMT, 5.00%, 07/01/2027	1,500	1,673
Series B, Rev., AMT, 5.00%, 07/01/2033	2,000	2,255
Industrial Development Authority of the County of Pima (The), American Leadership Academy,
Rev., 4.00%, 06/15/2023 (e)	1,290	1,306
Rev., 4.00%, 06/15/2025 (e)	2,555	2,608
Rev., 4.00%, 06/15/2027 (e)	2,680	2,717
Rev., 4.00%, 06/15/2030 (e)	1,510	1,512
Industrial Development Authority of the County of Pima (The), Tucson Medical Center, Rev., 4.00%, 04/01/2035	825	873
Industrial Development Authority of the County of Yavapai, Waste Management, Inc. Project, Rev., AMT, 1.30%, 06/01/2027	3,260	3,013
Kyrene Elementary School District No. 28, School Improvement Project 2010,
Series B, GO, 4.50%, 07/01/2024	315	326
Series B, GO, 4.50%, 07/01/2025	255	264
Maricopa County Industrial Development Authority, Banner Health, Series B, Rev., 5.00%, 01/01/2048 (z)	2,000	2,040

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Arizona — continued
Maricopa County Pollution Control Corp., Public Service Company of New Mexico, Rev., 1.05%, 01/01/2038 (z)	695	694
Maricopa County Pollution Control Corp., Southern California Edison, Rev., 2.40%, 06/01/2035	1,000	872
Maricopa County Special Health Care District, Series C, GO, 4.00%, 07/01/2037	21,910	23,585
Northern Arizona University, Speed Stimulus Plan Economic Education, Rev., 5.00%, 08/01/2032 (p)	3,145	3,279
Salt River Project Agricultural Improvement & Power, Series A, Rev., 5.00%, 12/01/2045	7,300	7,868
Salt River Project Agricultural Improvement & Power District, Salt River Project, Series A, Rev., 5.00%, 01/01/2026	3,000	3,323
Salt Verde Financial Corp., Rev., 5.00%, 12/01/2032	420	486
Salt Verde Financial Corp., Senior, Rev., 5.50%, 12/01/2029	1,475	1,722
Tempe Industrial Development Authority, Friendship Village of Tempe, Rev., 1.13%, 12/01/2026	3,350	3,084

		106,514

Arkansas — 0.0% (g)
Arkansas Development Finance Authority Public Safety Charges Revenue, Division of Emergency Management Project, Rev., 5.00%, 06/01/2024	1,000	1,063
Arkansas Development Finance Authority, Big River Steel Project, Rev., AMT, 4.50%, 09/01/2049 (e)	630	641

		1,704

California — 9.2%
Alameda County, Oakland Unified School District,
GO, 5.00%, 08/01/2027	65	72
Series A, GO, 5.00%, 08/01/2040 (p)	300	329
Anaheim Housing & Public Improvements Authority,
Series A, Rev., 5.00%, 10/01/2035	250	273
Series A, Rev., 5.00%, 10/01/2050	1,780	1,934
Anaheim Public Financing Authority, Senior Public Improvement Project, Series A, Rev., BAM, 5.00%, 09/01/2036	2,250	2,508
Bay Area Toll Authority, San Francisco Bay, Series A, Rev., 2.00%, 04/01/2056 (z)	1,565	1,515
Bay Area Toll Authority, San Francisco Bay Area,
Rev., 2.00%, 04/01/2053 (z)	2,200	2,195
Series C, Rev., (SIFMA Municipal Swap Index + 0.45%), 0.96%, 04/01/2056 (aa)	2,675	2,687
Bay Area Toll Authority, San Francisco Bay Area Toll, Rev., (SIFMA Municipal Swap Index + 0.41%), 0.92%, 04/01/2056 (aa)	5,000	4,946
Bay Area Toll Authority, Subordinated, Series S4, Rev., 5.00%, 04/01/2031 (p)	4,000	4,135
Beverly Hills Unified School District, 2008 Election, GO, 2.00%, 08/01/2022	1,400	1,405
Cabrillo Unified School District, Election 2018, Series B, GO, 5.00%, 08/01/2050	5,000	5,764
California Community Choice Financing Authority, Series B1, Rev., 4.00%, 02/01/2052 (z)	14,235	15,400
California County, Tobacco Securitization Agency, Series A, Rev., 5.00%, 06/01/2027	10	11
California County, Tobacco Securitization Agency, Senior Bonds, Merced County Tobacco Funding Corporation,
Rev., 5.00%, 06/01/2032	340	391
Rev., 5.00%, 06/01/2033	170	195

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
California County, Tobacco Securitization Agency, Sonoma County Securitization,
Rev., 5.00%, 06/01/2031	255	294
Rev., 5.00%, 06/01/2032	250	287
Rev., 5.00%, 06/01/2033	300	344
Rev., 5.00%, 06/01/2049	405	440
California Educational Facilities Authority, Loyola Marymount University, Series A, Rev., NATL, Zero Coupon, 10/01/2037	340	202
California Educational Facilities Authority, University Southern California, Series C, Rev., 5.25%, 10/01/2024 (p)	210	227
California Health Facilities Financing Authority, Rev., 5.00%, 10/01/2039 (p) (z)	945	1,036
California Health Facilities Financing Authority, Adventist Health System, Rev., 3.00%, 03/01/2041 (z)	1,860	1,883
California Health Facilities Financing Authority, Cedars Sinai Health System, Rev., 4.00%, 08/15/2040	4,050	4,400
California Health Facilities Financing Authority, Children’s Hospital, Rev., 4.00%, 11/01/2035	1,460	1,620
California Health Facilities Financing Authority, City of Hope, Rev., 5.00%, 11/15/2049	3,000	3,302
California Health Facilities Financing Authority, CommonSpirit Health,
Series A, Rev., 4.00%, 04/01/2038	3,500	3,667
Series A, Rev., 5.00%, 04/01/2033	3,000	3,503
California Health Facilities Financing Authority, Kaiser Permanente, Series B, Rev., 5.00%, 11/01/2029 (z)	2,705	2,760
California Health Facilities Financing Authority, Lucile Salter Packard Children’s, Rev., 5.00%, 05/15/2025 (w)	960	1,032
California Health Facilities Financing Authority, PIH Health, Series A, Rev., 5.00%, 06/01/2035	3,010	3,524
California Health Facilities Financing Authority, Stanford Health Care,
Rev., 3.00%, 08/15/2054 (z)	5,335	5,485
Series A, Rev., 5.00%, 11/15/2030	2,000	2,282
California Health Facilities Financing Authority, Sutter Health, Series A, Rev., 5.00%, 08/15/2043 (p)	465	510
California Health Facilities Financing Authority, Unrefunded, Rev., 5.00%, 10/01/2039 (z)	1,055	1,156
California Housing Finance, Series 2021-1A, Rev., 3.50%, 11/20/2035	3,760	3,923
California Housing Finance Agency, Rev., 3.25%, 08/20/2036	4,293	4,294
California Infrastructure & Economic Development Bank, Brightline West Passenger Rail Project, Rev., AMT, 0.85%, 01/01/2050 (e) (z)	10,000	9,947
California Infrastructure & Economic Development Bank, Colburn School, Series B, Rev., (SIFMA Municipal Swap Index + 1.20%), 1.71%, 08/01/2037 (aa)	325	325
California Infrastructure & Economic Development Bank, J. Paul Getty Trust, Rev., 3.00%, 10/01/2047 (z)	1,000	1,035
California Infrastructure & Economic Development Bank, Los Angeles County, Series B, Rev., (SIFMA Municipal Swap Index + 0.70%), 1.21%, 12/01/2050 (aa)	1,370	1,371
California Infrastructure & Economic Development Bank, Sanford Consortium Project, Series A, Rev., 5.00%, 05/15/2031	1,230	1,364
California Infrastructure & Economic Development Bank, The Broad-Sustainability, Rev., 5.00%, 06/01/2026	1,300	1,458
California Municipal Finance Authority, Anaheim Electric Utility District System, Rev., 5.00%, 10/01/2022	1,175	1,197

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
California Municipal Finance Authority, Open Door Community Health Center,
Rev., 4.00%, 09/15/2034	920	1,022
Rev., 4.00%, 09/15/2035	960	1,065
Rev., 4.00%, 09/15/2036	1,000	1,109
California Municipal Finance Authority, Palomar Health, COP, 5.00%, 11/01/2027 (e)	445	491
California Municipal Finance Authority, Republic Services, Inc. Project, Series B, Rev., AMT, 0.38%, 07/01/2051 (z)	3,270	3,261
California Municipal Finance Authority, Simpson University, Series A, Rev., 6.00%, 10/01/2050 (e)	2,000	2,102
California Municipal Finance Authority, Southern California Institute, Rev., 5.00%, 12/01/2037	745	815
California Municipal Finance Authority, Subordinate Caritas Project, Series B, Rev., 4.00%, 08/15/2041	300	280
California Municipal Finance Authority, Taxable Virginia Oceanside Health Care Center, Rev., 3.64%, 07/01/2030 (e)	3,000	2,931
California Municipal Finance Authority, Walnut Apartments, Rev., HUD, 0.45%, 12/01/2024 (z)	1,125	1,090
California Municipal Finance Authority, Waste Management, Inc. Project,
Rev., AMT, 0.70%, 12/01/2044 (z)	1,670	1,631
Series A, Rev., AMT, 2.40%, 10/01/2044 (z)	2,960	2,853
California Pollution Control Financing Authority, Republic Services, Inc., Rev., AMT, 0.25%, 11/01/2042 (e) (z)	2,680	2,679
California Public Finance Authority, Enso Village Project, Rev., 2.13%, 11/15/2027 (e)	1,000	970
California Public Finance Authority, Enso Village Project, Green Bond, Rev., 5.00%, 11/15/2036 (e)	325	347
California Public Finance Authority, Henry Mayo Newhall Hospital,
Rev., 5.00%, 10/15/2030	1,165	1,299
Rev., 5.00%, 10/15/2032	1,000	1,112
Series A, Rev., 4.00%, 10/15/2022	110	111
Series A, Rev., 4.00%, 10/15/2023	130	134
California School Finance Authority, Rocketship Education Obligated, Series A, Rev., 5.00%, 06/01/2034 (e)	1,230	1,297
California State Public Works Board, Corrections Facilities, Series A, Rev., 5.00%, 09/01/2039	7,560	7,997
California State Public Works Board, Davidson Library, Series C, Rev., 5.00%, 03/01/2031 (p)	1,250	1,289
California State Public Works Board, Forward Delivery, Series A, Rev., 5.00%, 02/01/2030	2,500	2,956
California State Public Works Board, Various Capital Projects, Series C, Rev., 5.00%, 11/01/2027	1,670	1,910
California State Public Works Board, Various Purpose,
Series A, Rev., 5.00%, 08/01/2025	1,275	1,392
Series A, Rev., 5.00%, 08/01/2028	375	435
California State University, Series A, Rev., 5.00%, 11/01/2044	2,640	3,063
California State University, Systemwide,
Rev., 5.00%, 11/01/2039 (p)	335	360
Series A, Rev., 5.00%, 11/01/2026	960	1,084
Series A, Rev., 5.00%, 11/01/2027	920	1,023
Series A, Rev., 5.00%, 11/01/2042 (p)	3,980	4,066

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
California State University, Unrefunded Systemwide, Rev., 5.00%, 11/01/2039 (p)	4,700	5,064
California State, Public Works Board,
Series B, Rev., 5.00%, 10/01/2028	110	125
Series E, Rev., 5.00%, 09/01/2024 (p)	1,865	1,895
California State, Public Works Board Projects, Series D, Rev., 5.00%, 09/01/2024 (p)	1,700	1,727
California Statewide Communities Development Authority, Series B, Special Assessment, 4.00%, 09/02/2040	570	582
California Statewide Communities Development Authority, Health Facility, Dignity Health, Rev., AGM, 0.78%, 07/01/2041 (z)	2,000	2,000
California Statewide Communities Development Authority, Loma Linda University Medical Center,
Rev., 5.25%, 12/01/2044	6,065	6,501
Rev., 5.50%, 12/01/2054	1,100	1,180
Series A, Rev., 5.00%, 12/01/2026 (e)	300	336
California Statewide Communities Development Authority, Montage Health, Series A, Rev., 4.00%, 06/01/2028	435	478
California Statewide Communities Development Authority, South California Edison Co., Rev., 2.63%, 11/01/2033 (z)	275	276
California Statewide Communities Development Authority, Villa Del Sol Apartments, Rev., 0.39%, 10/01/2023 (z)	560	550
California Statewide Communities Development Authority, Washington Court Apartments, Rev., HUD, 0.22%, 08/01/2023 (z)	260	259
City & County of San Francisco,
Series D1, GO, 4.00%, 06/15/2041	1,215	1,304
Series R2, GO, 5.00%, 06/15/2023	980	1,019
Series R2, GO, 5.00%, 06/15/2024	3,715	3,966
City & County of San Francisco Special Tax District No. 2020-1, Mission Rock Facilities And Services, Special Tax, 4.00%, 09/01/2036 (e)	155	161
City & County of San Francisco, 49 South Van Ness Project, Green Bond, Series A, COP, 4.00%, 04/01/2035	810	867
City & County of San Francisco, Special Tax District No. 2020-1, Mission Rock Facilities and Services, Special Tax, 4.00%, 09/01/2031 (e)	300	311
City of Dixon, Community Facilities District Improvement, Special Tax, 4.00%, 09/01/2036	200	208
City of Los Angeles Department of Airports, Los Angeles International Airport, Rev., AMT, 5.00%, 05/15/2032	1,000	1,132
City of Los Angeles Department of Airports, Private Activity, Series A, Rev., AMT, 5.00%, 05/15/2045	5,000	5,737
City of Los Angeles Department of Airports, Senior,
Series A, Rev., AMT, 4.75%, 05/15/2040	2,415	2,560
Series B, Rev., 5.00%, 05/15/2027	2,570	2,920
Series C, Rev., AMT, 5.00%, 05/15/2036	4,090	4,692
City of Los Angeles Department of Airports, Subordinate Los Angeles International Airport,
Rev., AMT, 5.00%, 05/15/2028	1,350	1,525
Rev., AMT, 5.00%, 05/15/2029	1,000	1,142
City of Los Angeles Department of Airports, Subordinate P3 Project,
Series A, Rev., AMT, 5.00%, 05/15/2026	1,180	1,293
Series A, Rev., AMT, 5.00%, 05/15/2046	3,000	3,398

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
City of Los Angeles Department of Airports, Subordinate Private Activity, Series A, Rev., AMT, 5.00%, 05/15/2028	1,500	1,694
City of Los Angeles Department of Airports, Subordinated,
Series C, Rev., AMT, 5.00%, 05/15/2033	1,330	1,485
Series E, Rev., 5.00%, 05/15/2039	1,510	1,715
Series E, Rev., 5.00%, 05/15/2044	1,000	1,128
City of Los Angeles Wastewater System Revenue, Subordinate,
Series B, Rev., 5.00%, 06/01/2027	1,580	1,804
Series C, Rev., 5.00%, 06/01/2026 (w)	500	559
City of Los Angeles, Department of Airports, Los Angeles International Airport, Rev., AMT, 5.00%, 05/15/2023	150	155
City of Los Angeles, Department of Airports, Senior, Series B, Rev., 5.00%, 05/15/2034	1,600	1,877
City of Los Angeles, Wastewater System Revenue, Subordinated, Series A, Rev., 5.00%, 06/01/2025	1,040	1,078
City of Roseville, Special Tax,
5.00%, 09/01/2035	1,160	1,288
4.00%, 09/01/2040	1,000	1,022
City of San Francisco, Public Utilities Commission Water Revenue, Regional Water, Series B, Rev., 5.00%, 11/01/2050	4,235	4,759
City of Santa Rosa Wastewater Revenue, Series A, Rev., 5.00%, 09/01/2033	1,770	2,116
City of Woodland, Facilities District Number 2004 1 Capital Project, Special Tax, 4.00%, 09/01/2041	500	542
Coachella Valley Water District Drinking Water System Revenue, Notes, Series A, Rev., 1.38%, 06/01/2025	3,000	2,904
Coast Community College District, Series F, GO, 4.00%, 08/01/2022	100	101
Compton Unified School District, Series B, GO, BAM, Zero Coupon, 06/01/2036	1,400	818
CSCDA Community Improvement Authority, Series A, Rev., 5.00%, 01/01/2054 (e)	3,295	3,344
CSCDA Community Improvement Authority, Renaissance at City Center, Series A, Rev., 5.00%, 07/01/2051 (e)	215	219
CSCDA Community Improvement Authority, Social Bonds, Rev., 4.00%, 08/01/2056 (e)	410	366
Department of Veterans Affairs, Veteran’s Farm & Home Purchase Program, Series A, Rev., 3.00%, 12/01/2050	975	986
East Bay Municipal Utility District Water System Revenue, Green Bond, Series A, Rev., 5.00%, 06/01/2035	1,200	1,368
East Side Union High School District, 2008 Election, Series D, GO, 5.00%, 08/01/2037 (p)	10,000	10,129
Eastern Municipal Water District, Series A, Rev., 3.00%, 07/01/2024	340	348
Elk Grove Finance Authority, Special Tax, 4.00%, 09/01/2040	1,280	1,302
Fontana Public Facilities Financing Authority,
Series A, Special Tax, 4.00%, 09/01/2022	95	96
Series A, Special Tax, 4.00%, 09/01/2023	145	149
Series A, Special Tax, 4.00%, 09/01/2025	1,200	1,254
FHLMC Multifamily ML Certificates, Series 2021-ML10, Class AUS, Rev., 2.03%, 01/25/2038 (e)	342	300
Fresno Unified School District,
Series D, GO, 2.00%, 08/01/2023	220	221
Series D, GO, 2.00%, 08/01/2024	100	101
Gilroy School Facilities Financing Authority, General Obligations, Series A, Rev., 5.00%, 08/01/2046 (p)	5,000	5,217

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
Golden State Tobacco Securitization Corp.,
Series A1, Rev., 5.00%, 06/01/2029 (p)	2,500	2,845
Series A2, Rev., 5.00%, 06/01/2047 (p)	180	181
Golden State Tobacco Securitization Corp., Asset Backed, Rev., 5.00%, 06/01/2040 (p)	290	316
Golden State Tobacco Securitization Corp., Subordinate, Series B2, Rev., Zero Coupon, 06/01/2066	16,020	1,947
Golden State Tobacco Securitization Corp., Taxable Tobacco Settlement Asset Backed Bonds, Series C, Rev., 2.75%, 06/01/2034	1,900	1,726
Los Angeles County Development Authority, Long Beach Senior Housing, Rev., HUD, 2.00%, 02/01/2026 (z)	1,550	1,537
Los Angeles County Development Authority, Sunny Garden Apartments, Rev., HUD, 0.20%, 07/01/2024 (z)	155	153
Los Angeles County Metropolitan Transportation Authority, Series A, Rev., 5.00%, 06/01/2023	305	317
Los Angeles County Metropolitan Transportation Authority, Measure R Junior Subordinated, Green Bonds,
Series A, Rev., 5.00%, 06/01/2024	1,250	1,331
Series A, Rev., 5.00%, 06/01/2034	7,000	7,869
Los Angeles County Metropolitan Transportation Authority, Measure R Junior, Green Bond, Subordinated, Series A, Rev., 5.00%, 06/01/2033	2,000	2,388
Los Angeles County, Metropolitan Transportation Authority, Green Bond, Measure R Junior Subordinated, Series A, Rev., 5.00%, 06/01/2030	3,000	3,611
Los Angeles Department of Water,
Series B, Rev., 4.00%, 07/01/2027	1,500	1,642
Series B, Rev., 4.00%, 07/01/2029	1,000	1,120
Series B, Rev., 5.00%, 07/01/2037	740	851
Los Angeles Department of Water & Power, Series A, Rev., 5.00%, 07/01/2026	1,795	2,009
Los Angeles Department of Water & Power, Power System Revenue, Power System, Series A, Rev., 5.00%, 07/01/2027	1,500	1,713
Los Angeles Department of Water & Power Water System Revenue, Series B, Rev., 4.00%, 07/01/2026	1,495	1,615
Los Angeles Department of Water & Power, Power System Revenue,
Series A, Rev., 5.25%, 07/01/2049	9,500	11,000
Series B, Rev., 5.00%, 07/01/2023	155	162
Series B, Rev., 5.00%, 07/01/2038	1,000	1,117
Los Angeles Unified School District,
Series A, GO, 5.00%, 07/01/2026	540	604
Series B1, GO, 5.00%, 07/01/2026	500	559
Series C, GO, 4.00%, 07/01/2040	1,000	1,071
Series C, GO, 5.00%, 07/01/2025	6,370	6,959
Series C, GO, 5.00%, 07/01/2026	3,320	3,712
Series C, GO, 5.00%, 07/01/2028	1,000	1,164
Los Angeles Unified School District, Election 2008, Series B1, GO, BAM, 5.00%, 07/01/2029	100	115
Metropolitan Water District of Southern California,
Rev., 5.00%, 01/01/2038	3,015	3,531
Series A1, Rev., VRDO, 0.36%, 04/01/2022 (z)	2,050	2,050
Municipal Improvement Corp. of Los Angeles, Real Property, Series B, Rev., 5.00%, 11/01/2039	2,535	2,975

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
Natomas Unified School District,
Series A, GO, AGM, 4.00%, 08/01/2045	7,740	8,210
Series A, GO, AGM, 4.00%, 08/01/2049	2,655	2,808
Norman Y Mineta San Jose International Airport SJC,
Series A, Rev., AMT, 5.00%, 03/01/2023 (p)	100	103
Series A, Rev., AMT, 5.00%, 03/01/2031	1,000	1,160
Series A, Rev., AMT, 5.00%, 03/01/2032	2,000	2,307
Northern California Power Agency, Hydroelectric Project, Series A, Rev., 5.00%, 07/01/2023	145	151
Orange County Sanitation District, Series A, Rev., 5.00%, 02/01/2036	1,230	1,492
Orange County Transportation Authority, 405 Improvement Project, Rev., BAN, 5.00%, 10/15/2024	2,880	3,100
Orange County Water District, Interim Obligations, Series A, COP, 2.00%, 08/15/2023	1,540	1,543
Oxnard Union High School District, Series B, GO, 5.00%, 08/01/2045	3,000	3,467
Palm Springs Unified School District, Series A, GO, 2.00%, 08/01/2026	2,000	1,994
Palomar Health, Rev., 5.00%, 11/01/2039	4,000	4,380
Palomar Health, Capital Appreciation Electric of 2004, Series A, GO, AGC, Zero Coupon, 08/01/2031	330	241
Palomar Health, Capital Appreciation, Electric of 2004, Series A, GO, AGC, Zero Coupon, 08/01/2028	500	410
Port of Oakland, Intermedia, Rev., AMT, 5.00%, 05/01/2022 (p)	125	125
Port of Oakland, Intermediate Lien,
Series H, Rev., AMT, 5.00%, 05/01/2027	2,500	2,790
Series H, Rev., AMT, 5.00%, 05/01/2028	1,875	2,115
Series H, Rev., AMT, 5.00%, 05/01/2029	405	463
Port of Oakland, Senior Lien, Series P, Rev., AMT, 5.00%, 05/01/2026 (p)	1,110	1,113
Port of Oakland, Unrefunded Intermediate, Rev., AMT, 5.00%, 05/01/2022	1,575	1,580
Sacramento Municipal Utility District, Electric, Series H, Rev., 4.00%, 08/15/2040	2,000	2,157
San Bernardino City Unified School District, Series A, GO, AGM, 5.00%, 08/01/2022	1,500	1,519
San Bernardino Community College District, Election of 2018, Series A, GO, 3.00%, 08/01/2041 (p)	2,000	2,082
San Diego Community College District,
GO, 4.00%, 08/01/2032 (p)	2,910	3,154
GO, 5.00%, 08/01/2025 (p)	5,000	5,064
San Diego County Regional Airport Authority, Subordinate, Series B, Rev., AMT, 4.00%, 07/01/2036	1,090	1,146
San Diego County Regional Airport Authority, Subordinate Airport Revenue Bonds,
Rev., 5.00%, 07/01/2026	2,120	2,345
Rev., 5.00%, 07/01/2027	2,000	2,253
San Diego County Regional Airport Authority, Subordinated,
Rev., 5.00%, 07/01/2034	1,000	1,157
Series B, Rev., AMT, 5.00%, 07/01/2031	775	853
San Diego County Regional Transportation Commission, Series A, Rev., 5.00%, 10/01/2022	5,455	5,562
San Diego Public Facilities Financing Authority, Series A, Rev., 5.00%, 05/15/2039	1,565	1,732
San Diego Unified School District, Series L2, GO, 4.00%, 07/01/2022	1,350	1,360
San Diego Unified School District, Measure YY Bonds, Series D2, GO, 5.00%, 07/01/2022	2,000	2,019
San Dieguito School Facilities Financing Authority, Special Tax, 5.00%, 03/01/2031	1,030	1,185
San Francisco Bay Area Rapid Transit District, Election 2004, Green Bond, GO, 5.00%, 08/01/2036	1,875	2,135

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
San Francisco City & County Airport Comm-San Francisco International Airport,
Series A, Rev., AMT, 5.00%, 05/01/2025	4,000	4,303
Series A, Rev., AMT, 5.00%, 05/01/2030	2,000	2,309
Series A, Rev., 5.00%, 05/01/2031	205	227
Series A, Rev., AMT, 5.00%, 05/01/2032	2,000	2,324
Series C, Rev., 5.00%, 05/01/2046	1,920	2,101
San Francisco Unified School District, Series B, GO, 4.00%, 06/15/2022	2,000	2,011
San Joaquin Hills Transportation Corridor Agency, Senior Lien Toll Road, Rev., 4.00%, 01/15/2034	3,000	3,254
San Jose Financing Authority, Civic Center Project, Series A, Rev., 5.00%, 06/01/2028 (p)	1,010	1,048
San Jose Redevelopment Agency Successor Agency, Subordinate, Series B, Tax Allocation, 5.00%, 08/01/2026	715	799
San Jose Unified School District, Taxable, GO, 1.01%, 08/01/2027	1,700	1,543
Santa Clara Unified School District, GO, 5.00%, 07/01/2024	100	107
Santa Clara Valley Water District, Water System Utility Improvement, COP, 5.00%, 06/01/2038	2,495	2,995
Santaluz Community Facilities District No. 2,
Special Tax, 3.00%, 09/01/2022	245	247
Special Tax, 3.00%, 09/01/2023	250	254
Special Tax, 3.00%, 09/01/2024	95	97
Saugus Union School District School Facilities Improvement District No. 2014-1, Series C, GO, 3.00%, 08/01/2022	1,000	1,007
Sierra View Local Health Care District, Tulare Co.,
Rev., 4.00%, 07/01/2022	460	463
Rev., 4.00%, 07/01/2024	475	493
Southern California Public Power Authority, Canyon Power Project, Series A, Rev., 5.00%, 07/01/2034	1,000	1,086
Southern California Public Power Authority, Green Bond Milford Wind Co.,
Rev., 5.00%, 07/01/2023	135	141
Rev., 5.00%, 07/01/2024	40	43
Rev., 5.00%, 07/01/2025	250	273
Southern California Public Power Authority, Subordinated, Series A, Rev., 5.00%, 07/01/2023	2,195	2,284
State of California,
GO, 4.00%, 03/01/2036	5,000	5,440
GO, 4.00%, 11/01/2041	2,750	2,900
GO, 4.00%, 11/01/2045	2,000	2,102
GO, 5.00%, 11/01/2022	120	123
GO, 5.00%, 09/01/2023	2,525	2,642
GO, 5.00%, 12/01/2026	8,000	9,060
GO, 5.00%, 09/01/2027	5,650	6,497
GO, 5.00%, 12/01/2027	5,475	6,325
GO, 5.00%, 04/01/2029	80	95
GO, 5.00%, 09/01/2029	1,000	1,193
GO, 5.00%, 11/01/2029	5,000	5,983
GO, 5.00%, 12/01/2029	700	839
GO, 5.00%, 11/01/2030	10,910	13,218
GO, 5.00%, 12/01/2030	55	67
GO, 5.00%, 10/01/2047	1,500	1,643
GO, AGM, 5.25%, 08/01/2032	2,000	2,499
Series C, GO, 5.00%, 09/01/2026	1,000	1,100

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
State of California Department of Water Resources, Water System,
Series AT, Rev., (SIFMA Municipal Swap Index + 0.37%), 0.88%, 12/01/2035 (aa)	1,250	1,250
Series AW, Rev., 5.00%, 12/01/2033 (p)	1,275	1,445
Series AX, Rev., 5.00%, 12/01/2033 (p)	1,375	1,589
State of California, Bid Group, GO, 5.00%, 08/01/2027	3,065	3,443
State of California, Bidding Group B, GO, 5.00%, 11/01/2027	4,000	4,614
State of California, Department of Water Resources, Series BB, Rev., 5.00%, 12/01/2027	1,855	2,141
State of California, Taxable Bidding Group A, GO, 1.75%, 10/01/2028	5,000	4,634
State of California, Various Purpose,
GO, 4.00%, 11/01/2033	3,550	3,814
GO, 4.00%, 10/01/2036	8,850	9,708
GO, 5.00%, 10/01/2027	5,000	5,759
GO, 5.00%, 10/01/2030	115	139
GO, 5.00%, 04/01/2031	1,000	1,212
GO, 5.00%, 03/01/2033	500	591
GO, 5.00%, 03/01/2034	2,180	2,575
GO, 5.00%, 03/01/2035	505	596
State of California, Veterans Bonds, GO, 5.00%, 12/01/2031	5,500	5,957
Tender Option Bond Trust Receipts/ Certificates, Series 2017-XF0568, Rev., LIQ: Bank of America NA, 0.00%, 04/01/2049 (e) (z)	4,000	4,000
Tobacco Securitization Authority of Northern California, Senior Bonds, Sacramento County, Series B1, Rev., 0.45%, 06/01/2030	15	15
Tuolumne Wind Project Authority, Series A, Rev., 5.00%, 01/01/2023	4,425	4,544
University of California,
Series AR, Rev., 5.00%, 05/15/2041	2,000	2,204
Series BE, Rev., 5.00%, 05/15/2041	1,000	1,173
Series S, Rev., 5.00%, 05/15/2026	1,190	1,329
Series S, Rev., 5.00%, 05/15/2031	3,000	3,618
University of California, Limited Project,
Series K, Rev., 4.00%, 05/15/2046	300	316
Series K, Rev., 5.00%, 05/15/2035	1,980	2,189
Series M, Rev., 4.00%, 05/15/2047	1,300	1,379
University of California, Limited Project Revenue Bonds, Series Q, Rev., 5.00%, 05/15/2032	350	422
Upper Santa Clara Valley Joint Powers Authority,
Series A, Rev., 4.00%, 08/01/2045	1,500	1,555
Series A, Rev., 4.00%, 08/01/2050	2,000	2,071
Ventura County Public Financing Authority,
Series A, Rev., 5.00%, 11/01/2024 (p)	1,000	1,021
Series A, Rev., 5.00%, 11/01/2025 (p)	1,000	1,022
Series A, Rev., 5.00%, 11/01/2026 (p)	1,000	1,022
West Contra Costa Healthcare District, Special Tax, 5.00%, 07/01/2027	805	912

		575,314

Colorado — 1.6%
Adams & Weld Counties School District No. 27J Brighton, GO, 5.00%, 12/01/2042	1,000	1,131
Aerotropolis Regional Transportation Authority, Rev., 4.25%, 12/01/2041	500	459
Alpine Mountain Ranch Metropolitan District Special Improvement District No. 1, Special Assessment, 4.00%, 12/01/2040	500	442
Arapahoe County School District No. 6 Littleton, GO, 5.00%, 12/01/2023	670	706

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Colorado — continued
Brighton Crossing Metropolitan District No. 6, Series A, GO, 5.00%, 12/01/2035	525	549
Castle Oaks Metropolitan District No. 3, GO, AGM, 4.00%, 12/01/2026	220	236
City & County of Denver, Airport System Revenue,
Series A, Rev., AMT, 5.00%, 11/15/2027	2,000	2,242
Series A, Rev., AMT, 5.00%, 11/15/2028	2,500	2,805
Series A, Rev., AMT, 5.00%, 12/01/2030	3,000	3,478
Series B2, Rev., AMT, 5.00%, 11/15/2031 (z)	1,000	1,088
City & County of Denver, Airport System Revenue, Subordinated, Series A, Rev., AMT, 5.00%, 12/01/2027	2,000	2,242
City & County of Denver, Airport System Revenue, Subordinated System, Series A, Rev., AMT, 5.00%, 12/01/2043	3,000	3,315
City of Aurora, Water Revenue, Green Bond, Rev., 5.00%, 08/01/2041 (p)	1,800	2,019
City of Colorado Springs, Utilities System Revenue, Series A, Rev., 5.00%, 11/15/2022	1,195	1,223
Colorado Bridge Enterprise, Central 70 Project,
Rev., AMT, 4.00%, 12/31/2025	1,000	1,049
Rev., AMT, 4.00%, 12/31/2030	1,505	1,602
Colorado Educational & Cultural Facilities Authority, Aspen View Academy Project,
Rev., 4.00%, 05/01/2036	175	179
Rev., 4.00%, 05/01/2041	175	177
Colorado Health Facilities Authority, AdventHealth Obligated Group,
Rev., 4.00%, 11/15/2038	2,000	2,130
Rev., 5.00%, 11/15/2038	1,000	1,196
Colorado Health Facilities Authority, Children’s Hospital, Series C, Rev., 5.00%, 12/01/2030	1,000	1,098
Colorado Health Facilities Authority, CommonSpirit Health,
Series A1, Rev., 5.00%, 08/01/2027	1,025	1,154
Series A1, Rev., 5.00%, 08/01/2034	1,240	1,410
Series A2, Rev., 5.00%, 08/01/2028	2,215	2,529
Series A2, Rev., 5.00%, 08/01/2044	4,010	4,492
Colorado Health Facilities Authority, Covenant Retirement Communities, Series A, Rev., 5.00%, 12/01/2033 (p)	500	512
Colorado Health Facilities Authority, Improvement Bonds Christian Living Communities, Rev., 4.00%, 01/01/2042	500	491
Colorado Health Facilities Authority, Sanford Health, Series A, Rev., 5.00%, 11/01/2029	1,000	1,176
Colorado Health Facilities Authority, SCL Health System, Series A, Rev., 5.00%, 01/01/2030	1,175	1,388
Colorado Housing and Finance Authority, Series H, Rev., GNMA COLL, 3.00%, 05/01/2050	2,330	2,341
Colorado Housing and Finance Authority, Social Bond, Series B, Rev., GNMA, 3.00%, 05/01/2051	6,600	6,634
Colorado Housing and Finance Authority, Social Bonds,
Series E, Rev., GNMA, 3.00%, 11/01/2051	3,175	3,191
Series L, Rev., GNMA COLL, 3.25%, 11/01/2051	1,685	1,711
Colorado Housing and Finance Authority, Social Bonds Class I, Series H, Rev., GNMA, 3.00%, 11/01/2051	1,390	1,397
Copperleaf Metropolitan District No. 2,
GO, BAM, 4.00%, 12/01/2023	305	316
GO, BAM, 4.00%, 12/01/2025	470	501
Crystal Valley, Metropolitan District No. 2,
Series A, GO, AGM, 5.00%, 12/01/2028	500	581
Series A, GO, AGM, 5.00%, 12/01/2029	405	477
Series A, GO, AGM, 5.00%, 12/01/2030	360	430

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Colorado — continued
Denver City & County, School District No. 1, GO, 5.00%, 12/01/2029	1,000	1,126
Denver Convention Center Hotel Authority, Senior, Rev., 5.00%, 12/01/2036	1,320	1,430
Denver Urban Renewal Authority, Senior Subordinated Stapleton, Series B, Tax Allocation, 5.00%, 12/01/2025	500	550
E-470 Public Highway Authority, Series B, Rev., (United States SOFR * 0.67 + 0.35%), 0.53%, 09/01/2039 (aa)	1,485	1,477
E-470 Public Highway Authority, Capital Appreciation School Reform, Series B, Rev., NATL, Zero Coupon, 09/01/2030	290	230
E-470 Public Highway Authority, Senior,
Series A, Rev., 5.00%, 09/01/2027	1,000	1,140
Series A, Rev., 5.00%, 09/01/2028	1,000	1,154
Series A, Rev., 5.00%, 09/01/2040	2,775	2,954
Great Western Metropolitan District, GO, 4.75%, 12/01/2050	500	504
Jefferson Center Metropolitan District No. 1,
Series A2, Rev., 4.13%, 12/01/2040	575	573
Series A2, Rev., 4.38%, 12/01/2047	795	796
Jefferson County School District, Series R1, GO, 5.00%, 12/15/2031	2,000	2,352
Poudre Tech Metropolitan District, GO, AGM, 3.00%, 12/01/2022	420	424
Public Authority for Colorado Energy, Rev., 6.50%, 11/15/2038	3,000	4,038
Pueblo Urban Renewal Authority, EVRAZ Project Tax Increment, Tax Allocation, 4.75%, 12/01/2045 (e)	635	641
Regional Transportation District, Denver Transit Partners Eagle,
Series A, Rev., 5.00%, 07/15/2026	575	626
Series A, Rev., 5.00%, 01/15/2027	1,000	1,097
Series A, Rev., 5.00%, 01/15/2032	1,470	1,673
Siena Lake Metropolitan District, GO, 3.75%, 12/01/2041	500	437
South Suburban Park & Recreation District, COP, 4.00%, 12/15/2036	1,350	1,427
State of Colorado,
Series A, COP, 5.00%, 09/01/2026	1,500	1,683
Series A, COP, 5.00%, 12/15/2029	2,000	2,373
Sterling Ranch Metropolitan District No. 1, GO, 5.00%, 12/01/2040	500	517
University of Colorado, University Enterprise,
Rev., 2.00%, 06/01/2051 (z)	4,000	3,950
Verve Metropolitan District No. 1, GO, 5.00%, 12/01/2036	1,500	1,572
Village Metropolitan District (The), GO, 4.15%, 12/01/2030	485	499
Villages at Johnstown Metropolitan District No. 3, Senior Bond, Series A, GO, 5.00%, 12/01/2040	585	593
Windler Public Improvement Authority, Series A1, Rev., 4.00%, 12/01/2036	2,565	2,328

		98,261

Connecticut — 1.4%
City of Bridgeport, Series A, GO, 4.00%, 06/01/2039	250	269
Connecticut Housing Finance Authority, Series E1, Rev., 3.00%, 11/15/2050	1,720	1,729
Connecticut Housing Finance Authority, Mortgage Finance Program, Series A1, Rev., 3.50%, 11/15/2045	3,450	3,531
Connecticut Housing Finance Authority, Social Bonds,
Series A1, Rev., 3.50%, 11/15/2051	420	432
Series B1, Rev., 3.00%, 11/15/2049	1,525	1,527

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Connecticut — continued
Connecticut State Health & Educational Facilities Authority,
Series 2017 B1, Rev., 5.00%, 07/01/2029	4,845	5,780
Series A, Rev., 0.38%, 07/01/2035 (z)	6,415	6,144
Connecticut State Health & Educational Facilities Authority, Hartford Healthcare Project,
Series A, Rev., 5.00%, 07/01/2026	555	619
Series A, Rev., 5.00%, 07/01/2033	565	664
Connecticut State Health & Educational Facilities Authority, Stamford Hospital Issue,
Rev., 4.00%, 07/01/2035 (w)	1,000	1,052
Rev., 4.00%, 07/01/2038 (w)	2,500	2,617
Rev., 4.00%, 07/01/2041 (w)	2,250	2,331
Rev., 5.00%, 07/01/2024 (w)	175	185
Rev., 5.00%, 07/01/2030 (w)	865	999
Connecticut State Health & Educational Facilities Authority, Yale New Haven, Series B, Rev., 1.80%, 07/01/2049 (z)	4,000	3,985
Connecticut State Higher Education Supplement Loan Authority, CHESLA Loan Program, Series B, Rev., AMT, 5.00%, 11/15/2030	500	580
Connecticut State, Health & Educational Facilities Authority, Bridgeport Hospital, Series D, Rev., 5.00%, 07/01/2025	3,565	3,598
Connecticut State, Health & Educational Facilities Authority, Sacred Heart University,
Series K, Rev., 4.00%, 07/01/2045	750	790
Series K, Rev., 5.00%, 07/01/2037	950	1,098
Connecticut State, Health & Educational Facilities Authority, Yale University,
Series A2, Rev., 2.00%, 07/01/2042 (z)	3,575	3,528
Series A, Rev., 1.10%, 07/01/2048 (z)	1,755	1,747
Series C1, Rev., 5.00%, 07/01/2040 (z)	2,515	2,882
East Hartford Housing Authority, Veterans Terrace Project, Rev., HUD, 0.25%, 06/01/2023 (z)	285	284
State of Connecticut,
Series 2021A, GO, 3.00%, 01/15/2026	5,000	5,134
Series 2021A, GO, 3.00%, 01/15/2032	2,250	2,264
Series 2021A, GO, 4.00%, 01/15/2027	7,000	7,571
Series 2021A, GO, 4.00%, 01/15/2028	3,500	3,827
Series A, GO, 4.00%, 03/15/2032	850	886
Series B, GO, 5.00%, 06/15/2026	1,000	1,088
State of Connecticut Special Tax Revenue,
Series A, Rev., 5.00%, 05/01/2035	500	586
Series D, Rev., 4.00%, 11/01/2038	3,500	3,752
Series D, Rev., 5.00%, 11/01/2028	1,480	1,721
Series D, Rev., 5.00%, 11/01/2033	1,675	1,997
Series D, Rev., 5.00%, 11/01/2036	840	991
State of Connecticut, Social Bonds, Series B, GO, 4.00%, 01/15/2038	500	538
State of Connecticut, Special Tax Obligation Bonds,
Rev., 5.00%, 05/01/2025	1,150	1,248
Rev., 5.00%, 05/01/2040	300	346
State of Connecticut, Special Tax Revenue, Transportation Infrastructure, Series A, Rev., 5.00%, 09/01/2031	1,220	1,297
Steel Pointe Infrastructure Improvement District, Steelpointe Harbor Project, Tax Allocation, 4.00%, 04/01/2036 (e)	195	191
Town of Hamden,
GO, BAM, 4.00%, 08/15/2027	535	582
GO, BAM, 5.00%, 08/15/2029	575	670

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Connecticut — continued
GO, BAM, 5.00%, 08/15/2031	500	595
Series A, GO, BAM, 5.00%, 08/01/2032	500	584
University of Connecticut,
Series A, Rev., 5.00%, 02/15/2025	2,590	2,796
Series A, Rev., 5.00%, 08/15/2026	1,400	1,460
Series A, Rev., 5.00%, 01/15/2037	3,000	3,317

		89,812

Delaware — 0.4%
Delaware State Economic Development Authority, NRG Energy Project, Rev., 1.25%, 10/01/2045 (z)	4,065	3,839
Delaware State Health Facilities Authority, Christiana Health Care System, Rev., 5.00%, 10/01/2039	5,345	6,231
Delaware Transportation Authority,
Rev., 5.00%, 07/01/2027	1,000	1,148
Rev., 5.00%, 07/01/2033	2,265	2,721
State of Delaware,
GO, 5.00%, 02/01/2028	6,520	7,586
GO, 4.00%, 02/01/2031	2,000	2,235
GO, 5.00%, 02/01/2031	85	104
Series B, GO, 4.00%, 07/01/2024	1,750	1,835

		25,699

District of Columbia — 1.4%
District of Columbia,
Rev., 5.00%, 06/01/2040	1,725	1,880
Series A, Rev., 4.00%, 03/01/2037	2,000	2,186
Series A, Rev., 4.00%, 03/01/2040	10,000	10,828
Series A, GO, 5.00%, 06/01/2022	2,175	2,189
Series A, Rev., 5.00%, 12/01/2022	1,000	1,024
Series A, Rev., 5.00%, 03/01/2031	1,500	1,780
Series C, Rev., 4.00%, 05/01/2039	2,500	2,718
Series C, Rev., 5.00%, 10/01/2030	4,500	5,350
Series D, GO, 4.00%, 02/01/2027	600	654
Series D, GO, 5.00%, 02/01/2028	820	949
Series D, GO, 5.00%, 02/01/2029	70	82
Series D, GO, 5.00%, 02/01/2034	5,000	6,005
Series E, GO, 5.00%, 02/01/2028	1,285	1,488
District of Columbia Housing Finance Agency, 218 Vine Street Project, Rev., 0.30%, 01/01/2040 (z)	2,500	2,440
District of Columbia Housing Finance Agency, Kenilworth 166 Apartments, Rev., HUD, 1.25%, 06/01/2025 (z)	3,225	3,138
District of Columbia Water & Sewer Authority, Green Bond Subordinate, Series A, Rev., 5.00%, 10/01/2038	1,010	1,181
District of Columbia Water & Sewer Authority, Subordinate, Series C1, Rev., 5.00%, 10/01/2031	2,000	2,441
District of Columbia, Income Tax, Series B, Rev., 5.00%, 12/01/2026	3,440	3,518
District of Columbia, Latin American Montessori, Rev., 4.00%, 06/01/2030	745	781

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
District of Columbia — continued
District of Columbia, National Public Radio,
Rev., 4.00%, 04/01/2032 (p)	1,500	1,613
Rev., 5.00%, 04/01/2028 (p)	270	301
Rev., 5.00%, 04/01/2029 (p)	275	306
District of Columbia, Water & Sewer Authority, Subordinated Lien, Series A, Rev., 5.00%, 10/01/2027	615	625
Metropolitan Washington Airports Authority,
Rev., AMT, 5.00%, 10/01/2026	1,335	1,473
Rev., AMT, 5.00%, 10/01/2029	2,000	2,244
Series A, Rev., AMT, 5.00%, 10/01/2027	1,000	1,120
Series A, Rev., AMT, 5.00%, 10/01/2031	5,000	5,709
Series A, Rev., AMT, 5.00%, 10/01/2032	2,000	2,308
Metropolitan Washington Airports Authority Aviation Revenue,
Series A, Rev., AMT, 5.00%, 10/01/2022	850	865
Series A, Rev., AMT, 5.00%, 10/01/2023	1,000	1,046
Series A, Rev., AMT, 5.00%, 10/01/2025	2,000	2,170
Series A, Rev., AMT, 5.00%, 10/01/2026	1,500	1,655
Series A, Rev., AMT, 5.00%, 10/01/2030	1,000	1,160
Metropolitan Washington Airports Authority, Airport System Revenue,
Series A, Rev., AMT, 5.00%, 10/01/2028	1,000	1,135
Series A, Rev., AMT, 5.00%, 10/01/2034	395	448
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series B, Rev., 4.00%, 10/01/2049	1,000	1,034
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Second Lien, Series C, Rev., AGC, 6.50%, 10/01/2041 (p)	350	418
Washington Convention & Sports Authority,
Series A, Rev., 4.00%, 10/01/2034	1,015	1,115
Series A, Rev., 4.00%, 10/01/2036	330	362
Series A, Rev., 5.00%, 10/01/2033	1,000	1,180
Washington Convention & Sports Authority, Senior Lien,
Series B, Tax Allocation, 5.00%, 10/01/2029	1,000	1,176
Series B, Tax Allocation, 5.00%, 10/01/2030	1,500	1,787
Washington Metropolitan Area Transit Authority,
Series A, Rev., 5.00%, 07/15/2026	1,650	1,843
Series A, Rev., 5.00%, 07/15/2037	2,000	2,362
Washington Metropolitan Area Transit Authority, Green Bond, Series A, Rev., 5.00%, 07/15/2029	1,540	1,817

		87,904

Florida — 4.3%
Alachua County Health Facilities Authority, Oak Hammock At The University of Florida, Inc. Project, Rev., 4.00%, 10/01/2031 (w)	615	621
Alachua County, Health Facilities Authority, Shands Teaching Hospital and Clinic, Rev., 5.00%, 12/01/2032	1,000	1,160
Ave Maria Stewardship Community District, Phase 3 Master Improvements Project,
Special Assessment, 2.75%, 05/01/2031	420	379
Special Assessment, 3.13%, 05/01/2041	1,775	1,518
Ave Maria Stewardship Community District, Phase 4 Master Improvement, Special Assessment, BAN, 3.50%, 05/01/2026 (e)	1,000	956

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Belmond Reserve Community Development District, 202 Project, Special Assessment, 4.00%, 05/01/2040	345	343
Belmont II Community Development District, 2020 Assessment Area,
Special Assessment, 2.50%, 12/15/2025	20	20
Special Assessment, 3.13%, 12/15/2030	125	120
Boggy Branch Community Development District, Special Assessment, 2.50%, 05/01/2026	395	383
Brevard County Health Facilities Authority, Health First, Inc., Rev., 5.00%, 04/01/2025	1,600	1,695
Brevard County Housing Finance Authority, Tropical Manor Apartments, Rev., 0.25%, 12/01/2023 (z)	270	267
Broward County Housing Finance Authority, Solaris Apartments, Series B, Rev., 0.70%, 01/01/2025 (z)	1,470	1,413
Broward County Water & Sewer Utility Revenue, Series A, Rev., 4.00%, 10/01/2038	675	746
Capital Projects Finance Authority, Florida University Project, Series A1, Rev., 5.00%, 10/01/2032	1,350	1,509
Capital Trust Agency, Inc., College Park Towers Apartments, Rev., HUD, 1.25%, 05/01/2024 (z)	7,500	7,431
Capital Trust Agency, Inc., Imagine School at North Manatee, Rev., 5.00%, 06/01/2041 (e)	325	336
Capital Trust Agency, Inc., Liza Jackson Preparatory School, Rev., 5.00%, 08/01/2040	150	164
Capital Trust Agency, Inc., Lutz Preparatory School, Inc. Project, Series A, Rev., 4.00%, 06/01/2041	300	311
Capital Trust Agency, Inc., Tallahassee Classical School, Rev., 4.00%, 07/01/2036 (e)	1,370	1,219
Central Florida Expressway Authority,
Series D, Rev., 5.00%, 07/01/2029	565	666
Series D, Rev., AGM, 5.00%, 07/01/2034	3,000	3,579
Series D, Rev., AGM, 5.00%, 07/01/2035	10,000	11,909
Central Florida Expressway Authority, Senior Lien,
Rev., AGM, 4.00%, 07/01/2038	3,625	3,933
Rev., AGM, 4.00%, 07/01/2039	1,260	1,364
Centre Lake Community Development District, Special Assessment, 3.00%, 05/01/2042	605	511
Chapel Creek Community Development District, Special Assessment, 3.00%, 05/01/2031 (e)	260	242
Citizens Property Insurance, Inc., Senior Secured, Series A1, Rev., 5.00%, 06/01/2022	320	322
City of Cape Coral, Water & Sewer Revenue, Rev., 5.00%, 10/01/2029	250	284
City of Gainesville Utilities System Revenue, Series A, Rev., 5.00%, 10/01/2027	2,000	2,293
City of Jacksonville, Series A, Rev., 5.00%, 10/01/2034	1,250	1,493
City of Jacksonville, Brooks Rehabilitation Project,
Rev., 4.00%, 11/01/2034	500	535
Rev., 4.00%, 11/01/2045	1,500	1,584
City of Lake Worth Beach Consolidated Utility Revenue,
Rev., BAM, 5.00%, 10/01/2029	1,930	2,279
Rev., BAM, 5.00%, 10/01/2030	2,135	2,558
City of Pompano Beach, John Knox Village Project, Series A, Rev., 4.00%, 09/01/2036	175	177
City of Port St. Lucie Stormwater Utility Revenue, Rev., 4.00%, 05/01/2039	1,075	1,173
City of South Miami, Health Facilities Authority, Inc., Baptist Health South Florida, Rev., 5.00%, 08/15/2023	100	104
City of Tallahassee, Energy System Revenue, Rev., 5.00%, 10/01/2028	3,000	3,490
Collier County Health Facilities Authority, The Moorings, Inc., Rev., 4.00%, 05/01/2052	145	149
County of Broward Airport System Revenue, Series P1, Rev., AMT, 5.00%, 10/01/2026 (p)	1,120	1,140

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
County of Broward Tourist Development Tax Revenue, Convention Center Expansion Project,
Rev., 5.00%, 09/01/2025	2,250	2,454
Rev., 5.00%, 09/01/2031	3,000	3,567
County of Broward, Airport System Revenue,
Rev., AMT, 5.00%, 10/01/2033	655	727
Series A, Rev., AMT, 5.00%, 10/01/2028	800	907
Series A, Rev., AMT, 5.00%, 10/01/2036	2,000	2,242
County of Broward, Port Facilities Revenue, Senior Bond, Series B, Rev., AMT, 4.00%, 09/01/2044	3,000	3,091
County of Hillsborough, Rev., 4.00%, 08/01/2034	4,370	4,830
County of Lee Airport Revenue,
Series B, Rev., AMT, 5.00%, 10/01/2029	2,085	2,386
Series B, Rev., AMT, 5.00%, 10/01/2032	2,000	2,322
County of Miami-Dade Aviation Revenue,
Series A, Rev., 5.00%, 10/01/2025	1,250	1,366
Series A, Rev., AMT, 5.00%, 10/01/2025 (p)	2,250	2,291
Series A, Rev., 5.00%, 10/01/2031	2,000	2,324
Series A, Rev., AMT, 5.00%, 10/01/2031 (p)	1,000	1,018
Series A, Rev., AMT, 5.00%, 10/01/2032 (p)	1,000	1,018
Series A, Rev., AMT, 5.00%, 10/01/2044	2,200	2,427
County of Miami-Dade Seaport Department, Subordinate, Series A1, Rev., AGM, AMT, 4.00%, 10/01/2040	2,675	2,809
County of Miami-Dade, Aviation Revenue,
Rev., AMT, 5.00%, 10/01/2028	7,000	7,400
Series A, Rev., AMT, 5.00%, 10/01/2030	2,000	2,155
Series A, Rev., AMT, 5.00%, 10/01/2027 (p)	1,455	1,535
County of Miami-Dade, Building Better Communities Project, Series A, GO, 4.00%, 07/01/2044	350	376
County of Miami-Dade, Transit System, Sales Tax,
Rev., 5.00%, 07/01/2025 (p)	35	35
Rev., 5.00%, 07/01/2042 (p)	5,000	5,048
County of Miami-Dade, Water & Sewer System Revenue,
Series B, Rev., 5.00%, 10/01/2031	500	542
Series B, Rev., 5.00%, 10/01/2033	1,000	1,082
Series B, Rev., AGM, 5.25%, 10/01/2022	1,125	1,147
Cypress Bluff Community, Development District, Delaware Webb Project, Series A, Special Assessment, 2.70%, 05/01/2025 (e)	190	187
Daytona Beach Housing Authority, The WM at River Project, Rev., 1.25%, 12/01/2025 (z)	1,305	1,271
DG Farms Community Development District, Special Assessment, 3.75%, 05/01/2040	400	373
Eden Hills Community Development District, Special Assessment, 4.00%, 05/01/2040	300	297
Epperson North Community Development District, Assessment Area, Special Assessment, 2.50%, 05/01/2026	270	259
Florida Development Finance Corp., Series A, Rev., 4.00%, 06/01/2030	500	492
Florida Development Finance Corp., Brightline Florida Passenger,
Rev., AMT, 0.30%, 12/01/2056 (z)	2,555	2,550
Rev., AMT, 6.75%, 12/01/2056 (e)	1,435	1,393
Florida Development Finance Corp., Brightline Florida Passenger Rail, Series B, Rev., AMT, 7.38%, 01/01/2049 (e)	9,500	10,017

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Florida Development Finance Corp., Discovery High School Project, Series A, Rev., 4.00%, 06/01/2030 (e)	1,500	1,486
Florida Development Finance Corp., Mater Academy Project, Series A, Rev., 5.00%, 06/15/2040	400	432
Florida Development Finance Corp., Mayflower Retirement, Rev., 1.75%, 06/01/2026 (e)	510	485
Florida Development Finance Corp., UF Health Jacksonville Project, Rev., 5.00%, 02/01/2035	2,200	2,492
Florida Development Finance Corp., Virgin Trains USA Passenger,
Series A, Rev., AMT, 6.38%, 01/01/2049 (e) (z)	3,225	3,231
Series A, Rev., AMT, 6.50%, 01/01/2049 (e) (z)	2,000	2,002
Florida Housing Finance Corp., Series 2, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	4,285	4,302
Florida Housing Finance Corp., Social Bond, Social Bond, Series 1, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	2,645	2,657
Florida Housing Finance Corp., Social Bonds, Series 2, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	11,850	11,911
Florida Housing Finance Corp., Valencia Park Apartments, Series A, Rev., 0.25%, 12/01/2023 (z)	2,450	2,426
Florida Keys Aqueduct Authority, Series B, Rev., 5.00%, 09/01/2025	1,070	1,176
Florida State Board of Governors Florida International University Dormitory Rev, Series A, Rev., BAM, 5.00%, 07/01/2029	1,900	2,224
Greater Orlando Aviation Authority, Series A, Rev., AMT, 5.00%, 10/01/2032	1,500	1,705
Greater Orlando Aviation Authority, Priority Subordinated,
Series A, Rev., AMT, 5.00%, 10/01/2033	1,500	1,666
Series A, Rev., AMT, 5.00%, 10/01/2036	2,230	2,472
Hammock Reserve Community Development District, Assessment Area One Project, Special Assessment, 4.00%, 05/01/2040	545	540
Hillsborough County Industrial Development Authority, Tampa General Hospital Project, Series A, Rev., 4.00%, 08/01/2045	3,275	3,362
Hillsborough County, School Board, Master Lease Program, Series A, COP, 5.00%, 07/01/2029 (p)	200	202
JEA Electric System, Series 3A, Rev., 5.00%, 10/01/2022	370	377
JEA Electric System Revenue,
Series 3A, Rev., 5.00%, 10/01/2035	5,000	5,849
Series IIIB, Rev., 5.00%, 10/01/2032	1,295	1,464
JEA Electric System Revenue, Subordinate, Series A, Rev., 5.00%, 10/01/2031	1,795	2,153
JEA Water & Sewer System Revenue,
Series A, Rev., 4.00%, 10/01/2037	750	828
Series A, Rev., 5.00%, 10/01/2025	1,000	1,101
JEA Water & Sewer System Revenue, Subordinated, Series A, Rev., 5.00%, 10/01/2031	885	1,010
Lakewood Ranch Stewardship District, Lorraine Lakes Project, Special Assessment, 3.13%, 05/01/2030 (e)	315	305
Lakewood Ranch Stewardship District, Northeast Sector Project,
Special Assessment, 2.50%, 05/01/2025 (e)	1,165	1,146
Special Assessment, 3.20%, 05/01/2030 (e)	545	529
Special Assessment, 3.50%, 05/01/2040	925	863
Lakewood Ranch Stewardship District, Zario Project, Special Assessment, 2.63%, 05/01/2025	560	555
Miami-Dade County Housing Finance Authority, Platform 3750 LLC, Rev., 0.25%, 08/01/2024 (z)	2,810	2,732
Miami-Dade County Housing Finance Authority, Sunset Bay Apartments, Rev., 0.25%, 12/01/2023 (z)	945	936

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Midtown Miami Community Development District, Series A, Special Assessment, 5.00%, 05/01/2037	350	355
North Powerline Road Community Development District, Special Assessment, 3.63%, 05/01/2040	1,345	1,265
Old Hickory Community Development District, Special Assessment, 2.50%, 06/15/2025	220	217
Orange County Housing Finance Authority, Dunwoodie Place Apartments, Rev., 0.20%, 09/01/2024 (z)	1,920	1,862
Orange County Housing Finance Authority, Stratford Point Apartments, Rev., 0.55%, 01/01/2025 (z)	1,895	1,816
Orlando Utilities Commission,
Series 2018A, Rev., 5.00%, 10/01/2035	2,480	2,815
Series C, Rev., 5.00%, 10/01/2022	1,500	1,529
Orlando Utilities Commission, Series 2018 Project, Series A, Rev., 5.00%, 10/01/2026	1,610	1,810
Palm Beach County Health Facilities Authority, Retirement Life Communities, Rev., 5.00%, 11/15/2032	2,270	2,508
Palm Beach County Housing Finance Authority, Christian Manor, Rev., 1.25%, 02/15/2025 (z)	3,970	3,907
Parkview at Long Lake Ranch Community Development District, Special Assessment, 4.00%, 05/01/2051	800	772
Pasco County School Board, Series A, COP, BAM, 5.00%, 08/01/2036	1,720	1,975
Pine Ridge Plantation Community Development District, Senior Lien,
Series A1, Special Assessment, AGM, 3.00%, 05/01/2022	470	470
Series A1, Special Assessment, AGM, 3.00%, 05/01/2023	480	485
Pinellas County Housing Finance Authority, Jordan Park Apartments, Rev., HUD, 0.65%, 01/01/2025 (z)	1,135	1,090
Pinellas County Housing Finance Authority, Lexington Club Renaissance, Rev., VRDO, 0.30%, 04/01/2022 (z)	2,000	2,000
Reunion East Community Development District,
Special Assessment, 2.40%, 05/01/2026	125	119
Special Assessment, 2.85%, 05/01/2031	25	23
Saddle Creek Preserve of Polk County Community Development District, Special Assessment, 4.00%, 06/15/2040	500	500
Sarasota County Health Facilities Authority, Sunnyside Village Project, Rev., 5.00%, 05/15/2048	425	454
Sarasota National Community Development District, Special Assessment, 4.00%, 05/01/2039	615	618
Sawyers Landing Community Development District, Special Assessment, 3.75%, 05/01/2031	400	396
School District of Broward County, Series A, COP, 5.00%, 07/01/2025 (p)	1,415	1,429
State Board of Administration Finance Corp., Taxable, Series A, Rev., 1.71%, 07/01/2027	4,000	3,728
State of Florida,
Series A, GO, 5.00%, 06/01/2025	2,741	3,001
Series A, GO, 5.00%, 06/01/2026	3,000	3,365
State of Florida Department of Transportation, Rev., 5.00%, 07/01/2024	430	459
State of Florida Department of Transportation Turnpike System Revenue,
Series B, Rev., 5.00%, 07/01/2022	1,000	1,010
Series B, Rev., 5.00%, 07/01/2033	1,000	1,208
State of Florida Department of Transportation Turnpike System Revenue, Department of Transportation, Series A, Rev., 5.00%, 07/01/2026	844	944
State of Florida Department of Transportation Turnpike System Revenue, Turnpike Revenue, Series B, Rev., 3.00%, 07/01/2033	2,390	2,373

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
State of Florida Department of Transportation, Indirect GARVEE, Series A, Rev., 5.00%, 07/01/2023	5,000	5,199
State of Florida Lottery Revenue, Lottery, Series B, Rev., 5.00%, 07/01/2027	1,587	1,775
State of Florida, Department of Transportation,
GO, 5.00%, 07/01/2027	1,554	1,782
Series A, GO, 5.00%, 07/01/2026 (w)	2,394	2,687
Series A, GO, 5.00%, 07/01/2027	1,370	1,535
State of Florida, Department of Transportation, Turnpike System Revenue,
Series A, Rev., 5.00%, 07/01/2022	1,310	1,323
Series A, Rev., 5.00%, 07/01/2029	500	593
Series B, Rev., 5.00%, 07/01/2023	125	130
Stillwater Community Development District, Project 2021, Special Assessment, 3.00%, 06/15/2031 (e)	225	213
Stoneybrook South Community Development District, Fox South Assessment Area,
Special Assessment, 2.50%, 12/15/2025 (e)	550	532
Special Assessment, 3.00%, 12/15/2030 (e)	475	441
Special Assessment, 3.50%, 12/15/2040 (e)	1,030	936
Storey Park Community Development District, Assessment Area Four Project,
Special Assessment, 2.38%, 06/15/2026 (e)	40	39
Special Assessment, 2.88%, 06/15/2031 (e)	60	56
Towne Park Community Development District, Assessment Area 3D Project, Special Assessment, 2.63%, 05/01/2025 (e)	500	488
Tradition Community Development District No. 9, Special Assessment, 3.00%, 05/01/2041	130	113
Village Community Development District No. 13,
Special Assessment, 1.88%, 05/01/2025 (e)	995	969
Special Assessment, 2.63%, 05/01/2030 (e)	1,500	1,434
VillaMar Community Development District, Special Assessment, 3.75%, 05/01/2040	655	623
Wildwood Utility Dependent District, Senior South Sumter Utilities Project,
Rev., BAM, 5.00%, 10/01/2031	1,300	1,550
Rev., BAM, 5.00%, 10/01/2033	1,150	1,366
Rev., BAM, 5.00%, 10/01/2039	1,490	1,750
Rev., BAM, 5.00%, 10/01/2040	1,610	1,881
Wildwood Utility Dependent District, Subordinate South Sumter Utilities Project, Rev., BAM, 5.00%, 10/01/2041	650	758

		269,609

Georgia — 2.6%
Atlanta Urban Residential Finance Authority, Sylvan Senior Apartments, Rev., FHA, 0.41%, 12/01/2025 (z)	575	557
Bartow County Development Authority, Georgia Power Co. Pollution Bowen Project, Rev., 1.80%, 09/01/2029 (z)	4,425	3,998
Board of Water Light & Sinking Fund Commissioners of The City of Dalton, Combined Utilities Revenue Bonds,
Rev., 4.00%, 03/01/2035	1,100	1,194
Rev., 4.00%, 03/01/2036	1,000	1,085
Rev., 4.00%, 03/01/2037	1,135	1,227
Rev., 4.00%, 03/01/2038	1,000	1,079
Brookhaven Development Authority, Children’s Healthcare of Atlanta Obligated Group,
Series A, Rev., 4.00%, 07/01/2044	3,000	3,180
Series A, Rev., 4.00%, 07/01/2049	4,150	4,370

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Georgia — continued
Carroll County, School District, GO, 5.00%, 04/01/2024	1,000	1,061
City of Atlanta Department of Aviation,
Series C, Rev., AMT, 5.00%, 07/01/2026	960	1,054
Series C, Rev., AMT, 5.00%, 07/01/2034	540	627
City of Atlanta, Airport Passenger Facility, Subordinated Lien, Series C, Rev., 5.00%, 07/01/2040	2,000	2,291
City of Atlanta, Department of Aviation, Series B, Rev., AMT, 5.00%, 07/01/2028	3,300	3,732
City of Atlanta, Department of Aviation, Airport Revenue, Series B, Rev., AMT, 5.00%, 07/01/2031	1,155	1,314
Cobb County, Kennestone Hospital Authority, Wellstar Health System, Inc., Rev., 4.00%, 04/01/2033	500	534
Dawson County Development Authority, Peaks of Dawsonville Project, Rev., 0.28%, 10/01/2023	1,500	1,466
DeKalb County Housing Authority, Columbia Village Project, Series A, Rev., HUD, 0.34%, 08/01/2024 (z)	285	278
Development Authority of Burke County (The), Oglethorpe Power Corp. Scherer Project, Series A, Rev., 1.50%, 01/01/2040 (z)	250	245
Development Authority of Monroe County (The), Oglethorpe Power Corporation Scherer Project, Series A, Rev., 1.50%, 01/01/2039 (z)	125	122
Development Authority of Monroe County (The), Georgia Power Co. Plant Scherer, Rev., 1.00%, 07/01/2049 (z)	1,785	1,685
George L Smith II Congress Center Authority, Convention Center Hotel, Series 2, Rev., 5.00%, 01/01/2054 (e)	1,000	1,023
Georgia Housing & Finance Authority, Series A, Rev., 4.00%, 06/01/2050	1,610	1,670
Georgia State Road & Tollway Authority,
Rev., 5.00%, 06/01/2026	3,200	3,572
Rev., 5.00%, 06/01/2027	5,250	5,975
Rev., 5.00%, 06/01/2028	5,500	6,374
Rev., 5.00%, 06/01/2030	6,205	7,403
Henry County School District, GO, 4.00%, 08/01/2026	1,175	1,270
Main Street Natural Gas, Inc.,
Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 04/01/2048 (z)	5,000	5,137
Series A, Rev., 4.00%, 07/01/2052 (z)	15,500	16,421
Series A, Rev., 4.00%, 09/01/2052 (z)	2,000	2,122
Series B, Rev., (ICE LIBOR USD 1 Month * 0.67 + 0.75%), 0.90%, 04/01/2048 (aa)	10,500	10,480
Series B, Rev., 4.00%, 08/01/2049 (z)	2,175	2,269
Series C, Rev., LIQ: Royal Bank of Canada, 4.00%, 08/01/2048 (z)	105	108
Series C, Rev., 4.00%, 03/01/2050 (z)	2,350	2,451
Series C, Rev., 4.00%, 05/01/2052 (z)	15,310	16,154
Metropolitan Atlanta Rapid Transit Authority, Series B, Rev., 5.00%, 07/01/2045	10,000	11,069
Milledgeville & Baldwin County Development Authority, Georgia College & State University Projects,
Rev., 5.00%, 06/15/2024	470	500
Rev., 5.00%, 06/15/2025	360	391
Municipal Electric Authority of Georgia, Combined Cycle Project,
Series A, Rev., 4.00%, 11/01/2023	2,750	2,836
Series A, Rev., 5.00%, 11/01/2027	250	285
Series A, Rev., 5.00%, 11/01/2029	250	293

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Georgia — continued
Municipal Electric Authority of Georgia, General Resolution Project, Series A, Rev., 4.00%, 01/01/2037	1,125	1,186
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project,
Rev., AGM, 4.00%, 01/01/2036	330	349
Rev., AGM, 4.00%, 01/01/2041	1,000	1,054
Rev., 5.00%, 01/01/2023	200	205
Rev., AGM, 5.00%, 01/01/2025	200	215
Rev., AGM, 5.00%, 01/01/2027	125	141
Municipal Electric Authority of Georgia, Project One, Subordinated,
Series B, Rev., 4.00%, 01/01/2039	1,400	1,471
Series B, Rev., 5.00%, 01/01/2023	1,000	1,025
Municipal Electric Authority of Georgia, Subordinate General Resolution, Rev., 5.00%, 01/01/2033	1,010	1,201
Municipal Electric Authority of Georgia, Subordinate Project One, Series A, Rev., 5.00%, 01/01/2030	705	822
Northwest Georgia Housing Authority, Dallas Manor Apartments Projects, Rev., HUD, 0.25%, 10/01/2024 (z)	260	252
Paulding County Hospital Authority, Anticipation Certificates Wellstar Health,
Rev., 5.00%, 04/01/2036	325	379
Rev., 5.00%, 04/01/2038	500	580
Private Colleges & Universities Authority, Savannah College of Art And Design,
Rev., 4.00%, 04/01/2038	1,400	1,498
Rev., 5.00%, 04/01/2027	400	451
Rev., 5.00%, 04/01/2029	75	87
Private Colleges & Universities Authority, Various Emory University, Series B, Rev., (SIFMA Municipal Swap Index + 0.42%), 0.93%, 10/01/2039 (aa)	1,000	1,000
Savannah Economic Development Authority, International Paper Company Project, Rev., 1.90%, 08/01/2024	150	148
State of Georgia,
Series A1, GO, 5.00%, 02/01/2024	100	106
Series A, GO, 5.00%, 08/01/2023	1,010	1,056
Series C, GO, 4.00%, 10/01/2022	2,015	2,043
Series E, GO, 5.00%, 12/01/2026	490	556
State of Georgia, Group 2, Series A, GO, 4.00%, 08/01/2034	1,000	1,114
State of Georgia, Tranche 2, Series A, GO, 5.00%, 07/01/2030	2,000	2,380
Tender Option Bond Trust Receipts/Certificates, Series 2017-ZF0589, Rev., LIQ: Bank of America NA, 0.00%, 06/01/2049 (e) (z)	3,750	3,750
Tender Option Bond Trust Receipts/Certificates, Floaters, Series 2021-XG0308, Rev., LIQ: Bank of America NA, 0.00%, 01/01/2052 (e) (z)	2,430	2,430
Thomaston Housing Authority, Fairview Apartments Project, Series A, Rev., FNMA HUD, 0.34%, 12/01/2023 (z)	4,250	4,214
Valdosta Housing Authority, Tishco Rural Rental Housing, Rev., 1.25%, 02/01/2025 (z)	375	369
Villa Rica Downtown Development Authority, Arbours At Villa Rica Project, Rev., 1.25%, 08/01/2025 (z)	5,415	5,295
Walker County Development Authority, Gateway At Rossville Project, Rev., 0.46%, 12/01/2024 (z)	1,000	969

		165,248

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Guam — 0.0% (g)
Territory of Guam, Series F, Rev., 4.00%, 01/01/2042	1,000	1,003

Hawaii — 0.3%
City & County of Honolulu,
Series A, GO, 5.00%, 10/01/2025	15	16
Series A, GO, 5.00%, 09/01/2027	30	34
Series C, GO, 5.00%, 10/01/2029	1,000	1,187
State of Hawaii, Series FG, GO, 4.00%, 10/01/2032	2,000	2,141
State of Hawaii Airports System Revenue,
Series A, Rev., AMT, 5.00%, 07/01/2032	1,500	1,678
Series A, Rev., AMT, 5.00%, 07/01/2033	1,630	1,821
Series B, Rev., 5.00%, 07/01/2026	1,250	1,389
State of Hawaii Harbor System Revenue,
Series A, Rev., AMT, 4.00%, 07/01/2031	250	273
Series A, Rev., AMT, 4.00%, 07/01/2032	500	543
Series A, Rev., AMT, 4.00%, 07/01/2033	750	813
Series A, Rev., AMT, 4.00%, 07/01/2034	3,555	3,847
Series A, Rev., AMT, 5.00%, 07/01/2027	250	283
Series A, Rev., AMT, 5.00%, 07/01/2028	500	573
Series A, Rev., AMT, 5.00%, 07/01/2029	250	290
Series C, Rev., 4.00%, 07/01/2032	200	222
State of Hawaii State Highway Fund, Rev., 5.00%, 01/01/2029	1,000	1,172
State of Hawaii, Airports System Revenue, Series D, Rev., 5.00%, 07/01/2030	1,000	1,176

		17,458

Idaho — 0.1%
Idaho Health Facilities Authority, Trinity Health Credit Group, Series A, Rev., 5.00%, 12/01/2047	1,715	1,910
Idaho Housing & Finance Association, GARVEE,
Series A, Rev., 5.00%, 07/15/2029	280	330
Series A, Rev., 5.00%, 07/15/2030	1,250	1,496
Series A, Rev., 5.00%, 07/15/2031	750	906

		4,642

Illinois — 4.6%
Bureau County Township High School District No. 502, Series A, GO, BAM, 6.63%, 10/01/2043 (p)	1,000	1,078
Champaign County Community Unit School District No. 4 Champaign, GO, 5.00%, 01/01/2029	1,765	1,950
Chicago Board of Education,
Series A, GO, AGM, 5.00%, 12/01/2026	10	11
Series A, GO, 5.00%, 12/01/2041	1,000	1,082
Chicago Board of Education, Capital Appreciation, School Reform,
Series A, GO, NATL, Zero Coupon, 12/01/2024	500	465
Series A, GO, NATL, Zero Coupon, 12/01/2029	1,130	883
Series B1, GO, NATL, Zero Coupon, 12/01/2022	1,120	1,105
Series B1, GO, NATL, Zero Coupon, 12/01/2028	200	162
Series B1, GO, NATL, Zero Coupon, 12/01/2029	1,105	863
Chicago Board of Education, Dedicated, Series C, GO, 5.00%, 12/01/2034	2,000	2,154
Chicago O’Hare International Airport, Rev., AMT, 5.00%, 01/01/2027	1,520	1,617

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
Chicago O’Hare International Airport, Senior Lien,
Series A, Rev., 4.00%, 01/01/2035	3,500	3,701
Series A, Rev., 5.00%, 01/01/2035	6,000	6,859
Chicago Transit Authority Capital Grant Receipts Revenue, Section 5307, Rev., 5.00%, 06/01/2023	700	725
Chicago Transit Authority Capital Grant Receipts Revenue, Section 5357, Rev., 5.00%, 06/01/2028	1,000	1,152
Chicago Transit Authority Sales Tax Receipts Fund, Series A, Rev., BAM, 5.00%, 12/01/2046	500	570
Chicago Transit Authority, Sales Tax Receipts Fund,
Rev., AGM, 5.00%, 12/01/2044	1,000	1,071
Rev., 5.25%, 12/01/2049	3,000	3,220
Series A, Rev., 5.00%, 12/01/2045	6,750	7,591
City of Berwyn, Series A, GO, 5.00%, 12/01/2029	1,000	1,055
City of Chicago,
Series 20023B, GO, 5.00%, 01/01/2024	30	31
Series A, GO, 5.00%, 01/01/2033	1,000	1,099
Series A, GO, 5.00%, 01/01/2034	2,500	2,745
Series A, GO, 6.00%, 01/01/2038	9,260	10,367
Series C, GO, Zero Coupon, 01/01/2027	500	424
Series C, GO, 5.00%, 01/01/2025	45	48
Series C, GO, 5.00%, 01/01/2028	1,450	1,551
City of Chicago Special Assessment Revenue, Lakeshore East Project,
Special Assessment, 2.69%, 12/01/2026	305	297
Special Assessment, 3.04%, 12/01/2028	270	262
City of Chicago Wastewater Transmission Revenue, Second Lien, Series C, Rev., 5.00%, 01/01/2024	125	132
City of Chicago Waterworks Revenue, Second Lien Project, Rev., 5.00%, 11/01/2023	100	105
City of Chicago, Capital Appreciation City Colleges, GO, NATL, Zero Coupon, 01/01/2031	75	56
City of Granite City, Waste Management, Inc., Rev., AMT, 1.25%, 05/01/2027	5,000	4,616
Cook County Community Consolidated School District No. 34 Glenview, GO, 4.00%, 12/01/2029	2,000	2,241
Cook County High School District No. 214 Arlington Heights, GO, 4.00%, 12/01/2026	1,910	2,063
Cook County, Community School District No. 97, Oak Park, GO, 4.00%, 01/01/2034	2,000	2,155
Cook County, Community Unit School District No. 401, Elmwood Park, GO, 3.00%, 12/01/2022	500	505
County of Cook,
Series A, GO, AGM, 5.00%, 11/15/2026	1,000	1,127
Series A, GO, 5.00%, 11/15/2026	3,900	4,354
Series A, GO, 5.00%, 11/15/2028	2,300	2,646
County of Cook, Sales Tax Revenue, Series A, Rev., 5.00%, 11/15/2038	1,240	1,434
Illinois Development Finance Authority, Waste Management, Inc. Project, Rev., AMT, 0.40%, 11/01/2044 (z)	2,470	2,450
Illinois Finance Authority,
Series A, Rev., 4.00%, 07/15/2036	710	757
Series A, Rev., 4.00%, 07/15/2039	3,000	3,185
Series B2, Rev., 5.00%, 05/15/2050 (z)	2,550	2,810
Illinois Finance Authority, Acero Charter Schools, Inc., Rev., 4.00%, 10/01/2042 (e)	500	491
Illinois Finance Authority, Advocate Health Care, Rev., 5.00%, 06/01/2042 (p)	1,000	1,006

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority, Advocate Health Care Network Project,
Rev., 4.00%, 11/01/2030	2,600	2,819
Rev., 4.00%, 06/01/2047 (p)	2,550	2,562
Rev., 5.00%, 05/01/2022	1,000	1,003
Illinois Finance Authority, American Water Capital Corp. Project, Rev., 0.70%, 05/01/2040 (z)	895	877
Illinois Finance Authority, Ann & Robert H. Lurie Children’s Hospital of Chicago, Rev., 5.00%, 08/15/2035	500	562
Illinois Finance Authority, Ascension Health Credit, Series C, Rev., 5.00%, 02/15/2036	1,355	1,514
Illinois Finance Authority, Centegra Health System,
Series A, Rev., 5.00%, 09/01/2025 (p)	1,495	1,602
Series A, Rev., 5.00%, 09/01/2027 (p)	1,200	1,285
Illinois Finance Authority, Green Bond, Rev., 4.00%, 07/01/2038	4,160	4,557
Illinois Finance Authority, Green Bond Il State Clean Water Initiative, Rev., 5.00%, 07/01/2026	1,390	1,552
Illinois Finance Authority, Green Bonds,
Rev., 4.00%, 01/01/2033	8,190	9,114
Rev., 4.00%, 07/01/2040	1,500	1,629
Illinois Finance Authority, Health Services Facility Lease Revenue, Provident Group UIC Surgery,
Rev., 4.00%, 10/01/2040	1,750	1,855
Rev., 5.00%, 10/01/2032	750	875
Rev., 5.00%, 10/01/2034	125	146
Illinois Finance Authority, Il State Clean Water Initiative, Rev., 5.00%, 01/01/2027	1,000	1,129
Illinois Finance Authority, Illinois State Clean Water Initiative, Green Bond,
Rev., 5.00%, 07/01/2023	1,650	1,715
Rev., 5.00%, 01/01/2028	100	115
Illinois Finance Authority, Mercy Health Corp., Rev., 5.00%, 12/01/2040	1,080	1,187
Illinois Finance Authority, Northshore University Health System, Rev., 5.00%, 08/15/2035	1,500	1,748
Illinois Finance Authority, Northwest Community Hospital, Series A, Rev., 5.00%, 07/01/2027	1,000	1,118
Illinois Finance Authority, Northwestern Memorial HealthCare, Rev., 5.00%, 07/15/2026	1,680	1,879
Illinois Finance Authority, OSF Healthcare System, Series B1, Rev., 5.00%, 05/15/2050 (z)	2,250	2,379
Illinois Finance Authority, Plymouth Place, Inc., Rev., 5.00%, 05/15/2041	400	420
Illinois Finance Authority, Presbyterian Homes, Series B, Rev., (SIFMA Municipal Swap Index + 0.70%), 1.21%, 05/01/2042 (aa)	180	180
Illinois Finance Authority, Southern Illinois Healthcare, Rev., 5.00%, 03/01/2031	2,135	2,359
Illinois Finance Authority, Swedish Covenant Hospital, Series A, Rev., 5.00%, 08/15/2026 (p)	1,690	1,887
Illinois Finance Authority, The Carle Foundation,
Series A, Rev., 5.00%, 08/15/2031	2,530	3,053
Series B, Rev., 5.00%, 08/15/2053 (z)	285	340
Illinois Finance Authority, University of Chicago,
Series A, Rev., 5.00%, 10/01/2025	545	598
Series A, Rev., 5.00%, 10/01/2028	3,000	3,472
Series A, Rev., 5.00%, 10/01/2034	1,750	2,150
Series A, Rev., 5.00%, 10/01/2035	1,400	1,732
Illinois Housing Development Authority,
Series C, Rev., FHA, 0.80%, 07/01/2026	270	254
Series D, Rev., GNMA/FNMA/FHLMC COLL, 3.75%, 04/01/2050	1,635	1,684
Illinois Housing Development Authority, Concord Commons, Rev., 0.25%, 02/01/2024 (z)	1,745	1,719
Illinois Housing Development Authority, Social Bonds,
Series A, Rev., GNMA FNMA FHLMC COLL, 3.00%, 04/01/2051	4,285	4,307
Series B, Rev., GNMA FNMA FHLMC COLL, 3.00%, 04/01/2051	445	447

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
Illinois Sports Facilities Authority (The), State Tax Supported,
Rev., 5.00%, 06/15/2030	500	552
Rev., AGM, 5.25%, 06/15/2031	225	236
Illinois State Toll Highway Authority,
Series A, Rev., 5.00%, 01/01/2028	185	202
Series A, Rev., 5.00%, 01/01/2041	3,300	3,840
Series A, Rev., 5.00%, 01/01/2044	1,580	1,795
Series B, Rev., 5.00%, 01/01/2029	100	110
Series C, Rev., 5.00%, 01/01/2023	60	61
Series D, Rev., 5.00%, 01/01/2024	1,000	1,053
Illinois State Toll Highway Authority, Senior,
Series A, Rev., 5.00%, 12/01/2031	5,115	5,595
Series B, Rev., 5.00%, 01/01/2028	5,520	6,332
Series B, Rev., 5.00%, 01/01/2041	2,190	2,395
Illinois State Toll Highway Authority, Toll Highway Revenue,
Series A, Rev., 5.00%, 01/01/2036	1,000	1,171
Series A, Rev., 5.00%, 01/01/2037	1,555	1,813
Illinois State Toll Highway Authority, Toll Highway Revenue, Senior, Rev., 5.00%, 01/01/2031	1,000	1,182
Macon County, School District No. 61 Decatur,
GO, AGM, 4.00%, 01/01/2040	1,420	1,486
GO, AGM, 4.00%, 01/01/2045	3,000	3,122
Metropolitan Pier & Exposition Authority, Rev., NATL, Zero Coupon, 12/15/2034	500	306
Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion, Rev., 5.00%, 06/15/2042	2,500	2,705
Metropolitan Pier & Exposition Authority, Capital Appreciation McCormick, Rev., NATL, Zero Coupon, 12/15/2035	500	293
Metropolitan Pier & Exposition Authority, Capital Appreciation, McCormick, Series B, Rev., AGM, Zero Coupon, 06/15/2027	660	559
Metropolitan Pier & Exposition Authority, McCormick Place Expansion,
Rev., 3.00%, 06/15/2025	150	151
Rev., 4.00%, 12/15/2042	4,990	4,994
Metropolitan Water Reclamation District of Greater Chicago, Green Bonds, Series E, GO, 5.00%, 12/01/2036	2,065	2,311
Northern Illinois University, Board of Trustees Auxiliary Facilities, Rev., BAM, 4.00%, 10/01/2033	1,000	1,079
Railsplitter Tobacco Settlement Authority,
Rev., 5.00%, 06/01/2022	1,250	1,257
Rev., 5.00%, 06/01/2023	130	135
Regional Transportation Authority, Series A, Rev., NATL, 6.00%, 07/01/2025	25	28
Sales Tax Securitization Corp., Second Lien, Series A, Rev., BAM, 5.00%, 01/01/2037	750	856
Southern Illinois University, Housing, Rev., BAM, 5.00%, 04/01/2032	650	759
Southwestern Illinois Development Authority, Southwestern Il Flood Prevention, Rev., 4.00%, 10/15/2035	1,215	1,295
State of Illinois,
GO, 4.00%, 06/01/2036	485	492
GO, 5.00%, 07/01/2023	1,000	1,035
GO, 5.00%, 08/01/2024	850	863
GO, 5.00%, 02/01/2026	1,000	1,086
GO, 5.00%, 01/01/2028	6,810	7,350

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
GO, 5.00%, 02/01/2028	3,000	3,277
GO, 5.00%, 01/01/2029	2,085	2,244
GO, 5.00%, 02/01/2029	2,000	2,186
GO, 5.25%, 02/01/2030	2,000	2,115
GO, 5.50%, 05/01/2030	2,000	2,324
GO, 5.50%, 07/01/2038	1,000	1,047
Series A, GO, 4.00%, 01/01/2026	1,050	1,053
Series A, GO, 5.00%, 10/01/2023	300	313
Series A, GO, 5.00%, 11/01/2026	2,500	2,735
Series A, GO, 5.00%, 03/01/2027	2,355	2,583
Series A, GO, 5.00%, 03/01/2028	2,500	2,766
Series A, GO, 5.00%, 03/01/2030	1,000	1,130
Series A, GO, 5.00%, 03/01/2046	1,000	1,091
Series B, GO, 5.00%, 10/01/2026	1,000	1,093
Series B, GO, 5.00%, 10/01/2029	1,000	1,127
Series B, GO, 5.00%, 10/01/2031	5,000	5,633
Series B, GO, 5.50%, 05/01/2039	250	283
Series C, GO, 5.00%, 11/01/2029	2,900	3,193
Series D, GO, 5.00%, 11/01/2026	4,480	4,900
Series D, GO, 5.00%, 11/01/2027	6,080	6,700
Series D, GO, 5.00%, 11/01/2028	2,500	2,759
State of Illinois Sales Tax Revenue, Series A, Rev., BAM, 4.00%, 06/15/2029	2,250	2,457
State of Illinois, Build America Bonds,
GO, 6.90%, 03/01/2035	1,000	1,203
GO, 7.35%, 07/01/2035	4,000	4,652
University of Illinois, Auxiliary Facilities System,
Series A, Rev., 5.00%, 04/01/2022	300	300
Series A, Rev., 5.00%, 04/01/2025	140	148
Village of Rosemont, Series A, GO, BAM, 5.00%, 12/01/2042	10,000	11,514
Will Grundy Etc. Counties Community College District No. 525, Alternative Revenue Source, Series B, GO, 5.50%, 06/01/2031 (p)	3,375	3,580

		287,000

Indiana — 2.3%
City of Fishers Sewage Works Revenue, Rev., BAM, 4.00%, 07/01/2047	1,000	1,083
City of Franklin, Otterbein Homes, Series B, Rev., 5.00%, 07/01/2023	115	119
City of Kokomo, KHA RAD I Apartments, Rev., HUD, 0.56%, 02/01/2025 (z)	2,175	2,103
City of Mount Vernon, Southern Industry Gas And Electric Company, Rev., AMT, 0.88%, 09/01/2055 (z)	250	245
City of Rockport, Industry Pollution Control, Michigan Power Company Project, Rev., 2.75%, 06/01/2025	1,100	1,109
City of Rockport, Rockport Pollution Control, AEP Generating Company Project, Series A, Rev., 1.35%, 07/01/2025 (z)	20	20
City of Whiting, BP Products North America, Inc. Project, Rev., AMT, 5.00%, 11/01/2047 (z)	5,000	5,345
City of Whiting, Whiting Industry Environmental Facilities, Bp Products North America, Inc., Series A, Rev., AMT, 5.00%, 03/01/2046 (z)	1,585	1,627
County of Knox, Good Samaritan Hospital, Series A, Rev., 5.00%, 04/01/2037	1,200	1,200
Indiana Development Finance Authority, Waste Management, Inc. Project, Rev., AMT, 0.40%, 10/01/2031 (z)	660	656

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Indiana — continued
Indiana Finance Authority, Citizens Water Westfield Project, Series A, Rev., 4.00%, 10/01/2048	1,500	1,607
Indiana Finance Authority, Community Health Network, Series A, Rev., 5.00%, 05/01/2042 (p)	665	689
Indiana Finance Authority, CWA Authority Project, Green Bonds, Rev., 5.00%, 10/01/2031	500	595
Indiana Finance Authority, Duke Energy Industry Project, Series A4, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.40%, 04/01/2022 (z)	2,500	2,500
Indiana Finance Authority, First Lien, CWA Authority Project, Rev., 5.00%, 10/01/2023	550	576
Indiana Finance Authority, Fulcrum Centerpoint, Rev., AMT, 0.28%, 12/15/2045 (z)	5,000	4,962
Indiana Finance Authority, Green Bond, Series B, Rev., 5.00%, 02/01/2027	1,420	1,606
Indiana Finance Authority, Green Bond, State Revolving Fund, Rev., 5.00%, 02/01/2047 (p)	7,000	8,271
Indiana Finance Authority, Indiana University Health, Series C, Rev., 5.00%, 12/01/2022	250	256
Indiana Finance Authority, Indianapolis Power,
Series A, Rev., 0.75%, 12/01/2038 (z)	4,875	4,495
Series B, Rev., AMT, 0.95%, 12/01/2038 (z)	7,025	6,464
Indiana Finance Authority, Marion General Hospital, Series A, Rev., 4.00%, 07/01/2045	5,000	5,315
Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series B, Rev., 2.50%, 11/01/2030	1,000	899
Indiana Finance Authority, Parkview Health, Series A, Rev., 5.00%, 11/01/2025	1,105	1,214
Indiana Finance Authority, Private Activity Ohio River Bridges Project, Rev., AMT, 5.00%, 07/01/2044 (p)	10,000	10,359
Indiana Finance Authority, Second Lien, CWA Authority Project,
Rev., 5.00%, 10/01/2022	450	458
Rev., 5.00%, 10/01/2023	190	199
Rev., 5.00%, 10/01/2034	2,000	2,401
Rev., 5.00%, 10/01/2035	3,000	3,588
Indiana Finance Authority, United States Steel Corp., Series A, Rev., 4.13%, 12/01/2026	145	150
Indiana Finance Authority, Valley Electric Corporation Project, Series B, Rev., 3.00%, 11/01/2030	1,000	935
Indiana Finance Authority, Valparaiso University Project, Rev., 4.00%, 10/01/2034	1,315	1,381
Indiana Health Facility Financing Authority, Ascension Health Substitute Credit Group, Series A, Rev., 4.00%, 11/01/2023	85	88
Indiana Housing & Community Development Authority, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	880	884
Indiana Housing & Community Development Authority, RD Moving Forward Justus Project, Rev., 0.33%, 06/01/2024 (z)	1,545	1,511
Indiana Housing & Community Development Authority, Social Bonds,
Series A, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 07/01/2052	1,000	1,003
Series C1, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 01/01/2052	535	537
Indiana University, Series X, Rev., 3.00%, 08/01/2029	1,000	1,025
Indianapolis Local Public Improvement Bond Bank,
Series A, Rev., AGM, 4.00%, 06/01/2036	5,000	5,453
Series A, Rev., AGM, 4.00%, 06/01/2041	9,000	9,719
Series A, Rev., 5.00%, 06/01/2022	1,000	1,006
Series A, Rev., 5.00%, 06/01/2024	165	174
Series A, Rev., 5.00%, 06/01/2025	500	540
Indianapolis Local Public Improvement Bond Bank, Airport Authority, Series A1, Rev., AMT, 5.00%, 01/01/2028	200	219
Indianapolis Local Public Improvement Bond Bank, CityWay 1 Project,
Series B, Rev., 5.00%, 02/01/2024	175	184
Series B, Rev., 5.00%, 02/01/2025	205	217

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Indiana — continued
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport,
Rev., AMT, 5.00%, 01/01/2026	1,050	1,142
Rev., AMT, 5.00%, 01/01/2029	2,855	3,245
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority,
Series D, Rev., AMT, 5.00%, 01/01/2028	3,715	3,879
Series D, Rev., AMT, 5.00%, 01/01/2029	3,000	3,130
Series D, Rev., AMT, 5.00%, 01/01/2030	2,000	2,085
Series D, Rev., AMT, 5.00%, 01/01/2031	4,000	4,169
Series D, Rev., AMT, 5.00%, 01/01/2032	4,500	4,687
Series D, Rev., AMT, 5.00%, 01/01/2033	3,500	3,643
Series I, Rev., AMT, 5.00%, 01/01/2032	4,885	5,188
Series I, Rev., AMT, 5.00%, 01/01/2033	5,000	5,303
Indianapolis Local Public Improvement Bond Bank, Metropolitan Thoroughfare District, Series D, Rev., 4.00%, 01/01/2041	10,000	10,903
Purdue University, Series EE, Rev., 5.00%, 07/01/2034	1,500	1,797
Southwest Allen Multi School Building Corp., 1st Mortgage, Rev., 5.00%, 01/15/2030	1,200	1,388
Tippecanoe School Corp., GO, 4.00%, 07/15/2023	1,080	1,111

		146,657

Iowa — 0.5%
Clinton Community School District,
GO, AGM, 5.00%, 06/01/2024	1,425	1,513
GO, AGM, 5.00%, 06/01/2026	1,290	1,430
Iowa Finance Authority,
Series A, Rev., 5.00%, 08/01/2034	1,030	1,251
Series D, Rev., GNMA/FNMA/FHLMC, 3.50%, 01/01/2049	355	364
Iowa Finance Authority, Fertilizer Co. Project, Rev., 5.25%, 12/01/2025	3,550	3,675
Iowa Finance Authority, Green Bond, Gevo NW Iowa Renewable Natural Gas Project, Rev., AMT, LOC: Citibank NA, 1.50%, 01/01/2042 (z)	790	785
Iowa Finance Authority, Social Bonds, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2047	2,125	2,136
Iowa Tobacco Settlement Authority, Subordinate,
Series B1, Rev., 4.00%, 06/01/2049	7,000	7,102
Series B, Rev., Zero Coupon, 06/01/2065	15,345	1,973
PEFA, Inc., Rev., 5.00%, 09/01/2049 (z)	3,155	3,410
Sioux City Community School District, Rev., BAM, 3.00%, 10/01/2025	3,625	3,708
Southeast Polk Community School District, Series A, GO, 5.00%, 05/01/2028	5,185	6,001

		33,348

Kansas — 0.3%
City of Manhattan, Meadowlark Hills, Series A, Rev., 4.00%, 06/01/2036	1,000	1,001
City of Olathe, Temporary Notes, Series A, GO, 4.00%, 08/01/2022	5,000	5,049
University of Kansas Hospital Authority, University Kansas Health System, Rev., 5.00%, 03/01/2047 (p)	2,650	2,999
University of Kansas Hospital Authority, Unrefunded University Kansas Health System, Rev., 5.00%, 03/01/2047	7,350	8,166
Wyandotte County-Kansas City Unified Government Utility System Revenue, Improvement, Series B, Rev., 5.00%, 09/01/2026 (p)	210	213

		17,428

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Kentucky — 1.3%
City of Henderson, Pratt Paper LLC Project, Rev., AMT, 4.45%, 01/01/2042 (w)	1,685	1,698
County of Boone, Duke Energy, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.54%, 04/07/2022 (z)	10,000	10,000
County of Carroll, Utilities Company Project, Rev., AMT, 2.00%, 02/01/2032	8,620	7,610
County of Trimble, Louisville Gas & Electric, Rev., 0.63%, 09/01/2026	605	545
County of Trimble, Louisville Gas & Electricity, Rev., AMT, 1.35%, 11/01/2027	8,100	7,472
County of Trimble, Louisville Gas And Electric Company, Rev., AMT, 1.30%, 09/01/2044 (z)	1,000	915
Kentucky Asset Liability Commission, Project Notes, Series A, Rev., 5.00%, 09/01/2022	2,000	2,032
Kentucky Bond Development Corp., Centre College, Rev., 4.00%, 06/01/2040	420	451
Kentucky Economic Development Finance Authority, Norton Healthcare, Inc.,
Series B, Rev., NATL, Zero Coupon, 10/01/2026	3,930	3,440
Series B, Rev., NATL, Zero Coupon, 10/01/2027	1,995	1,685
Kentucky Housing Corp., Cambridge Square Project, Rev., 0.30%, 08/01/2024 (z)	1,100	1,059
Kentucky Housing Corp., City View Park Project, Rev., 1.16%, 02/01/2023 (z)	3,500	3,496
Kentucky Housing Corp., New Hope Properties Portfolio, Rev., HUD, 0.41%, 04/01/2024 (z)	3,170	3,081
Kentucky Housing Corp., Winterwood II Rural Housing, Rev., 0.37%, 10/01/2024 (z)	1,295	1,258
Kentucky Public Energy Authority,
Series A1, Rev., 4.00%, 08/01/2052 (z)	2,430	2,601
Series A2, Rev., (ICE LIBOR USD 1 Month * 0.67 + 1.12%), 1.27%, 12/01/2049 (aa)	1,000	1,004
Series A2, Rev., (United States SOFR * 0.67 + 1.20%), 1.38%, 08/01/2052 (aa)	2,500	2,467
Series C, Rev., 4.00%, 02/01/2050 (z)	1,190	1,257
Kentucky Public Energy Authority, Gas Supply, Series B, Rev., 4.00%, 01/01/2049 (z)	13,475	13,980
Kentucky State Property & Building Commission, Project 125, Series A, Rev., 5.00%, 09/01/2022	345	350
Kentucky State University, Kentucky State University Project,
COP, BAM, 4.00%, 11/01/2033	145	161
COP, BAM, 4.00%, 11/01/2035	135	149
COP, BAM, 4.00%, 11/01/2036	155	170
COP, BAM, 4.00%, 11/01/2038	650	712
Louisville and Jefferson County Metropolitan Government, Louisville Gas And Electric Co. Project, Series A, Rev., 0.90%, 09/01/2026	2,750	2,529
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc., Rev., 5.00%, 10/01/2031	670	745
Louisville/Jefferson County Metropolitan Government, Louisville Gas & Electric, Rev., 2.00%, 10/01/2033	2,000	1,746
Louisville/Jefferson County Metropolitan Government, Louisville Gas & Electric Co. Project, Rev., AMT, 1.35%, 11/01/2027	2,000	1,820
Louisville/Jefferson County Metropolitan Government, Norton Healthcare, Inc.,
Rev., 4.00%, 10/01/2034	125	133
Rev., 4.00%, 10/01/2035	500	532
Louisville/Jefferson County Metropolitan Government, UofL Health Project, Series A, Rev., 5.00%, 05/15/2047 (w)	3,180	3,534

		78,632

Louisiana — 1.2%
City of Alexandria, Utilities Revenue, Series A, Rev., 5.00%, 05/01/2038 (p)	4,000	4,144
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge, Sales Tax,
Rev., AGM, 5.00%, 08/01/2022	80	81
Rev., AGM, 5.00%, 08/01/2027	1,400	1,594
East Baton Rouge Parish, Sewerage Commission, Series B, Rev., 5.00%, 02/01/2039 (p)	1,200	1,299

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Louisiana — continued
East Baton Rouge Sewerage Commission,
Series A, Rev., 1.30%, 02/01/2041 (z)	4,500	4,205
Series B, Rev., 5.00%, 02/01/2026	1,000	1,107
Ernest N. Morial New Orleans Exhibition Hall Authority, Special Tax, 5.00%, 07/15/2027	900	910
Lakeshore Villages Master Community Development District, Parish of St. Tammany, Special Assessment, 3.20%, 06/01/2041 (e)	630	524
Louisiana Housing Corp., Arbours at Lafayette Project, Rev., 0.35%, 04/01/2024 (z)	2,320	2,278
Louisiana Housing Corp., Hollywood Acres And Hollywood Heights Projects, Rev., 0.55%, 12/01/2023	1,900	1,844
Louisiana Housing Corp., Mabry Place Townhouse Project, Rev., 0.31%, 08/01/2024 (z)	1,955	1,905
Louisiana Housing Corp., Stone Vista Apartments Project, Rev., 0.32%, 12/01/2023 (z)	1,250	1,239
Louisiana Local Government Environmental Facilities & Community Development Authority, East Baton Rouge Sewage Commission, Subordinated Lien,
Rev., 5.00%, 02/01/2028 (p)	1,655	1,749
Series A, Rev., 4.00%, 02/01/2048 (p)	1,660	1,695
Louisiana Local Government Environmental Facilities & Community Development Authority, Entergy Louisiana LLC Project,
Rev., 2.00%, 06/01/2030	2,755	2,475
Rev., 2.50%, 04/01/2036	1,000	873
Louisiana Public Facilities Authority, Lafayette General Health, Series A, Rev., 5.00%, 11/01/2041 (p)	800	884
Louisiana Public Facilities Authority, Loyola University Project, Rev., 4.00%, 10/01/2038	2,560	2,645
Louisiana Public Facilities Authority, Ochsner Clinic Foundation, Series B, Rev., 5.00%, 05/15/2050 (z)	2,935	3,170
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Rev., 5.00%, 05/15/2042	1,480	1,636
New Orleans Aviation Board,
Series B, Rev., AMT, 5.00%, 01/01/2027	1,600	1,702
Series B, Rev., AMT, 5.00%, 01/01/2040	3,000	3,168
New Orleans Aviation Board, General Airport, Series D2, Rev., AMT, 5.00%, 01/01/2033	1,100	1,199
New Orleans Aviation Board, General Airport North Terminal,
Series B, Rev., AMT, 5.00%, 01/01/2038	1,000	1,086
Series B, Rev., AMT, 5.00%, 01/01/2048	5,000	5,378
Parish of St. John the Baptist, Marathon Oil Corp. Project, Series B1, Rev., 2.13%, 06/01/2037 (z)	875	862
Port New Orleans Board of Commissioners, Series E, Rev., AMT, 5.00%, 04/01/2039	1,170	1,321
Regional Transit Authority Sales Tax Revenue, Series A, Rev., AGM, 5.00%, 01/01/2029	3,000	3,533
St. Tammany Parish Hospital Service District No. 1,
Series A, Rev., 5.00%, 07/01/2032	1,615	1,842
Series A, Rev., 5.00%, 07/01/2034	1,655	1,881
State of Louisiana, Series A, GO, 5.00%, 03/01/2037	9,555	10,976
State of Louisiana Gasoline & Fuels Tax Revenue, Second Lien,
Series A, Rev., 0.60%, 05/01/2043 (z)	4,135	4,103
Series A, Rev., (United States SOFR * 0.70 + 0.50%), 0.69%, 05/01/2043 (aa)	1,145	1,143
Series D, Rev., 0.60%, 05/01/2043 (z)	1,605	1,593
Tobacco Settlement Financing Corp., Asset Backed, Series A, Rev., 5.00%, 05/15/2023	125	129

		76,173

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Maine — 0.3%
Finance Authority of Maine, Supplemental Educational Loan Program,
Series A1, Rev., AGM, AMT, 2.38%, 12/01/2033	705	629
Series A1, Rev., AGM, AMT, 5.00%, 12/01/2023	165	173
Series A1, Rev., AGM, AMT, 5.00%, 12/01/2024	75	80
Series A1, Rev., AGM, AMT, 5.00%, 12/01/2025	85	92
Maine Health & Higher Educational Facilities Authority,
Series A, Rev., AGM, 5.00%, 07/01/2030	50	60
Series A, Rev., AGM, 5.00%, 07/01/2031	295	356
Series A, Rev., AGM, 5.00%, 07/01/2032	315	380
Maine State Housing Authority, Social Bonds, Series D, Rev., 3.00%, 11/15/2051	4,000	4,018
Maine Turnpike Authority,
Rev., 4.00%, 07/01/2045	9,000	9,587
Rev., 5.00%, 07/01/2031	400	476
Rev., 5.00%, 07/01/2033	1,155	1,369

		17,220

Maryland — 2.0%
City of Baltimore, Water Project, Series A, Rev., 5.00%, 07/01/2050	3,200	3,694
City of Brunswick, Brunswick Crossing Special Tax, Special Tax, 4.00%, 07/01/2029	500	519
County of Baltimore, Series 83, GO, 5.00%, 03/01/2024	555	589
County of Frederick, Public Facilities Project, Series A, GO, 5.00%, 10/01/2022	4,995	5,089
County of Howard, Metropolitan District,
Series E, GO, 5.00%, 02/15/2025	1,000	1,086
Series E, GO, 5.00%, 02/15/2027	1,850	2,108
County of Montgomery,
Series A, GO, 4.00%, 08/01/2031	5,000	5,617
Series B, GO, 4.00%, 11/01/2028	1,500	1,674
County of Prince George’s, Series A, GO, 5.00%, 07/01/2029	1,250	1,489
County of Prince George’s, Behavioral Health Facility,
COP, 5.00%, 10/01/2022	830	846
COP, 5.00%, 10/01/2023	650	681
County of Prince George’s, Chesapeake Lighthouse Obligations, Series A, Rev., 6.50%, 08/01/2035 (e)	750	804
County of Prince George’s, Public Improvement, Series A, GO, 4.00%, 07/15/2032	5,000	5,538
Maryland Community Development Administration,
Series A, Rev., 3.00%, 09/01/2051	5,190	5,216
Series B, Rev., 3.00%, 09/01/2051	1,860	1,869
Series B, Rev., 4.00%, 09/01/2049	1,735	1,794
Series D, Rev., 3.25%, 09/01/2050	3,285	3,330
Maryland Community Development Administration, Residential,
Series A, Rev., 3.75%, 03/01/2050	1,260	1,297
Series A, Rev., 4.50%, 09/01/2048	5,445	5,724
Series B, Rev., AMT, 4.50%, 09/01/2048	4,835	5,075
Maryland Community Development Administration, Social Bonds, Series C, Rev., 3.00%, 09/01/2051	3,516	3,532
Maryland Economic Development Corp., Morgan State University Project, Rev., 4.00%, 07/01/2040	665	686
Maryland Economic Development Corp., Port Covington Project,
Tax Allocation, 3.25%, 09/01/2030	1,405	1,360
Tax Allocation, 4.00%, 09/01/2040	1,280	1,273

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Maryland — continued
Maryland Health & Higher Educational Facilities Authority, Series A, Rev., 5.00%, 07/01/2043 (p)	2,000	2,019
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare,
Rev., 4.00%, 01/01/2038	2,020	2,054
Rev., 5.00%, 01/01/2025	470	498
Rev., 5.00%, 01/01/2036	4,580	5,101
Maryland Health & Higher Educational Facilities Authority, Carroll Hospital, Series A, Rev., 5.00%, 07/01/2023 (p)	1,415	1,429
Maryland Health & Higher Educational Facilities Authority, Loyola University Maryland, Series A, Rev., 5.00%, 10/01/2039 (p)	5,275	5,374
Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center, Rev., 5.00%, 07/01/2028	1,300	1,414
Maryland Health & Higher Educational Facilities Authority, Western Maryland Health System, Rev., 5.00%, 07/01/2024 (p)	2,500	2,668
Maryland Stadium Authority Built to Learn Revenue,
Rev., 4.00%, 06/01/2035	2,000	2,142
Rev., 4.00%, 06/01/2036	2,125	2,271
Series A, Rev., 5.00%, 06/01/2033	1,375	1,647
State of Maryland, Series B, GO, 5.00%, 08/01/2022	430	435
State of Maryland Department of Transportation, Baltimore Washington International,
Rev., AMT, 4.00%, 08/01/2037	865	909
Rev., AMT, 4.00%, 08/01/2038	965	1,012
Rev., AMT, 4.00%, 08/01/2039	1,160	1,215
State of Maryland, Group 1, Series A, GO, 5.00%, 08/01/2028	1,500	1,758
State of Maryland, Local Facilities Loan, Series A, GO, 5.00%, 08/01/2028	7,000	8,205
State of Maryland, Second, Series B, GO, 5.00%, 08/01/2025 (p)	505	511
Tender Option Bond Trust Receipts/Certificates, Series 2018-XF0605, Rev., LIQ: Bank of America NA, 0.00%, 05/01/2047 (e) (z)	3,300	3,300
Tender Option Bond Trust Receipts/Certificates, Floaters, Series 2021-XG0335, Rev., LOC: Bank of America NA, LIQ: Bank of America NA, 0.00%, 07/01/2051 (e) (z)	4,345	4,345
Washington Suburban Sanitary Commission,
Rev., CNTY GTD, 5.00%, 06/01/2029	4,000	4,759
Series A, Rev., VRDO, BAN, CNTY GTD, 0.55%, 04/07/2022 (z)	3,400	3,400
Washington Suburban Sanitary Commission, Consolidated Public Improvement,
Rev., CNTY GTD, 4.00%, 06/01/2022	75	75
Rev., CNTY GTD, 5.00%, 06/01/2029	1,500	1,749
Series 2, Rev., CNTY GTD, 5.00%, 06/01/2022	1,200	1,208
Washington Suburban Sanitary Commission, Consolidated Public Improvement Bonds, Rev., CNTY GTD, 5.00%, 06/01/2033	3,000	3,470
Washington Suburban Sanitary Commission, Green Bond, Series 2, Rev., CNTY GTD, 5.00%, 12/01/2026	1,180	1,339

		125,197

Massachusetts — 1.2%
Boston Water & Sewer Commission, Series B, Rev., 5.00%, 11/01/2036 (p)	1,215	1,276
Commonwealth of Massachusetts,
Rev., NATL, 5.50%, 01/01/2034	1,000	1,239
Series A, GO, 5.00%, 06/01/2044 (z)	1,500	1,556
Series B, GO, 5.00%, 11/01/2024	3,000	3,234

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Massachusetts — continued
Series D, GO, 4.00%, 11/01/2036	2,500	2,736
Series D, GO, 4.00%, 11/01/2041	4,000	4,349
Commonwealth of Massachusetts Transportation Fund Revenue, Rail Enhancement Project, Series B, Rev., 5.00%, 06/01/2025	375	410
Commonwealth of Massachusetts, Consolidated Loan, Series D2, GO, 1.70%, 08/01/2043 (z)	1,000	1,001
Massachusetts Development Finance Agency,
Series A1, Rev., 5.00%, 07/01/2050 (z)	5,000	5,878
Series B, Rev., 0.25%, 07/01/2024 (z)	370	361
Massachusetts Development Finance Agency, Milford Regional Medical Center, Rev., 5.00%, 07/15/2046 (e)	1,000	1,117
Massachusetts Development Finance Agency, Partners Healthcare System, Rev., (SIFMA Municipal Swap Index + 0.60%), 1.11%, 07/01/2049 (e) (aa)	940	938
Massachusetts Development Finance Agency, Suffolk University Project, Rev., 4.00%, 07/01/2051	1,250	1,256
Massachusetts Educational Financing Authority,
Series B, Rev., AMT, 2.63%, 07/01/2036	3,030	2,866
Series B, Rev., AMT, 5.00%, 07/01/2023	250	259
Series B, Rev., AMT, 5.00%, 07/01/2024	615	648
Series I, Rev., AMT, 5.00%, 01/01/2025	3,000	3,182
Massachusetts Educational Financing Authority, Educational Loan Revenue Bonds, Rev., AMT, 2.00%, 07/01/2037	180	164
Massachusetts Health & Educational Facilities Authority, Massachusetts Institute Technology, Series J2, Rev., VRDO, 0.47%, 04/07/2022 (z)	4,015	4,015
Massachusetts Health & Educational Facilities Authority, University of Massachusetts, Series A, Rev., 2.45%, 11/01/2030 (w) (z)	1,250	1,250
Massachusetts Housing Finance Agency, Social Bond,
Series 220, Rev., GNMA/FNMA/FHLMC, 3.00%, 12/01/2050	3,580	3,598
Series 220, Rev., GNMA/FNMA/FHLMC, 5.00%, 12/01/2023	500	526
Massachusetts Housing Finance Agency, Social Bonds, Series 223, Rev., GNMA/FNMA/FHLMC, 3.00%, 06/01/2047	1,040	1,045
Massachusetts Housing Finance Agency, Sustainability Bond, Series B2, Rev., 0.75%, 06/01/2025	115	110
Massachusetts Housing Finance Agency, Sustainability Bonds,
Series A2, Rev., HUD, 0.30%, 12/01/2023	105	102
Series A2, Rev., HUD, 0.40%, 06/01/2024	140	135
Massachusetts Port Authority,
Series A, Rev., 5.00%, 07/01/2037	1,000	1,190
Series B, Rev., AMT, 5.00%, 07/01/2033	465	540
Series B, Rev., AMT, 5.00%, 07/01/2034	415	480
Series B, Rev., AMT, 5.00%, 07/01/2035	495	571
Series E, Rev., AMT, 5.00%, 07/01/2031	1,495	1,743
Series E, Rev., AMT, 5.00%, 07/01/2032	2,000	2,324
Massachusetts School Building Authority, Senior, Series B, Rev., 5.00%, 08/15/2028 (p)	5,000	5,072
Massachusetts School Building Authority, Subordinated, Series A, Rev., 5.00%, 02/15/2036 (p)	7,190	7,604
Massachusetts Water Resources Authority, Series C, Rev., 4.00%, 08/01/2022 (p)	3,180	3,210
Massachusetts Water Resources Authority, Green Bond,
Series B, Rev., 5.00%, 08/01/2025	1,580	1,736
Series B, Rev., 5.00%, 08/01/2026	905	1,018

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Massachusetts — continued
Massachusetts Water Resources Authority, Green Bonds,
Series C, Rev., 4.00%, 08/01/2022 (p)	700	707
University of Massachusetts Building Authority, Series 2021, Rev., 5.00%, 11/01/2026	5,000	5,643

		75,089

Michigan — 1.5%
City of Detroit Sewage Disposal System Revenue, Floating Rate Notes Refunding System Libor D, Rev., AGM, (ICE LIBOR USD 3 Month * 0.67 + 0.60%), 0.74%, 07/01/2032 (aa)	1,000	988
City of Detroit, Sewage Disposal System Revenue, Senior Lien, Series A, Rev., 5.00%, 07/01/2023	2,500	2,526
City of Detroit, Social Bonds,
Series A, GO, 4.00%, 04/01/2041	500	496
Series A, GO, 5.00%, 04/01/2039	115	125
Series A, GO, 5.00%, 04/01/2046	35	37
Series A, GO, 5.00%, 04/01/2050	30	32
City of Lansing, GO, AGM, 5.00%, 05/01/2028	515	592
Gerald R Ford International Airport Authority,
Rev., CNTY GTD, AMT, 5.00%, 01/01/2026	225	247
Rev., CNTY GTD, AMT, 5.00%, 01/01/2027	350	392
Rev., CNTY GTD, AMT, 5.00%, 01/01/2028	275	312
Rev., CNTY GTD, AMT, 5.00%, 01/01/2029	600	690
Rev., CNTY GTD, AMT, 5.00%, 01/01/2034	1,140	1,338
Rev., CNTY GTD, AMT, 5.00%, 01/01/2038	1,300	1,512
Rev., CNTY GTD, AMT, 5.00%, 01/01/2039	1,000	1,161
Rev., CNTY GTD, AMT, 5.00%, 01/01/2040	1,125	1,304
Great Lakes Water Authority Water Supply System Revenue, Taxable Senior Lien, Series C, Rev., 2.19%, 07/01/2027	3,000	2,881
Great Lakes Water Authority, Sewage Disposal System, Second Lien, Series C, Rev., 5.00%, 07/01/2032	75	83
Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series B, Rev., 5.00%, 07/01/2030	3,200	3,560
L’Anse Creuse Public Schools, GO, Q-SBLF, 5.00%, 05/01/2029 (p)	2,405	2,620
Michigan Finance Authority,
Rev., 5.00%, 11/15/2022	125	128
Rev., 5.00%, 11/15/2023	1,375	1,444
Rev., 5.00%, 11/15/2025	435	472
Series A, Rev., 5.00%, 06/01/2039 (p)	5,085	5,117
Michigan Finance Authority, Aquinas College Project,
Rev., 5.00%, 05/01/2036	300	306
Rev., 5.00%, 05/01/2046	2,000	2,001
Michigan Finance Authority, Che Trinity Health, Rev., 4.00%, 12/01/2040 (p)	95	106
Michigan Finance Authority, Henry Ford Health System, Series A, Rev., 5.00%, 11/15/2048	5,000	5,661
Michigan Finance Authority, Higher Educational Facilities Authority,
Rev., 5.00%, 09/01/2032	690	803
Rev., 5.00%, 09/01/2033	800	929
Rev., 5.00%, 09/01/2034	570	661
Rev., 5.00%, 09/01/2035	1,200	1,390
Michigan Finance Authority, Holland Community Hospital, Series A, Rev., 5.00%, 01/01/2040	1,980	2,027
Michigan Finance Authority, Senior, Series A, Rev., 4.00%, 06/01/2022	1,500	1,507
Michigan Finance Authority, Trinity Health Co., Rev., 5.00%, 12/01/2034 (p)	2,560	2,577

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Michigan — continued
Michigan Finance Authority, Trinity Health Credit Group, Rev., 5.00%, 12/01/2036	1,000	1,173
Michigan Finance Authority, Unrefunded Che Trinity Health, Rev., 4.00%, 12/01/2040	1,405	1,468
Michigan State Building Authority,
Series I, Rev., 5.00%, 10/15/2027	2,500	2,878
Series I, Rev., 5.00%, 10/15/2029	1,750	2,069
Michigan State Building Authority, Multi Modal Facilities Program, Rev., VRDO, 0.58%, 04/07/2022 (z)	3,500	3,500
Michigan State Hospital Finance Authority, Hospital Trinity Health Credit, Series C, Rev., 5.00%, 12/01/2027	100	114
Michigan State Hospital Finance Authority, Trinity Health, Rev., 5.00%, 12/01/2034 (p)	1,000	1,006
Michigan State Hospital Finance Authority, Trinity Health Credit Group,
Rev., 5.00%, 12/01/2026 (p)	70	70
Series B, Rev., 5.00%, 12/01/2048 (p)	755	760
Michigan State Housing Development Authority,
Rev., 0.32%, 12/01/2023 (z)	4,150	4,115
Series A, Rev., 0.55%, 04/01/2025	375	358
Series A, Rev., 3.50%, 12/01/2050	2,500	2,554
Series C, Rev., 3.00%, 06/01/2051	2,680	2,694
Michigan State Housing Development Authority, Carpenter Place Apartments, Rev., HUD, 1.25%, 12/01/2024 (z)	495	486
Michigan State Housing Development Authority, Social Bond, Series A, Rev., 3.00%, 06/01/2052	3,460	3,477
Michigan State University,
Series A, Rev., 5.00%, 08/15/2022	705	715
Series A, Rev., 5.00%, 08/15/2029	2,000	2,370
Series A, Rev., 5.00%, 08/15/2038	250	260
Michigan State University, Board of Trustees, Series B, Rev., 4.00%, 02/15/2024	300	312
Michigan Strategic Fund, Consumers Energy Co. Project, Rev., AMT, 0.88%, 04/01/2035 (z)	1,620	1,542
Michigan Strategic Fund, Detroit Edison Co. Exempt, Rev., 1.35%, 08/01/2029	3,450	3,085
Michigan Strategic Fund, Detroit Edison Company, Rev., 1.45%, 09/01/2030	810	709
Michigan Strategic Fund, Green Bond Recycling, Rev., AMT, 4.00%, 10/01/2061 (z)	1,685	1,762
Monroe County Economic Development Corp., Collateral Detroit Edison Co., Series AA, Rev., NATL, 6.95%, 09/01/2022	2,500	2,558
Roseville Community Schools,
GO, Q-SBLF, 5.00%, 05/01/2026 (p)	1,385	1,509
GO, Q-SBLF, 5.00%, 05/01/2027 (p)	1,795	1,955
State of Michigan Trunk Line Revenue, State Trunk Line Fund Bonds,
Rev., 5.00%, 11/15/2022	1,195	1,222
Rev., 5.00%, 11/15/2032	1,150	1,397
State of Michigan, Environmental Program Bonds, Series A, GO, 5.00%, 05/15/2030	400	481
State of Michigan, GARVEE, Rev., GAN, 5.00%, 03/15/2024	1,435	1,519
Wayne County Airport Authority,
Series B, Rev., AMT, 5.00%, 12/01/2030	1,075	1,246
Series F, Rev., AMT, 5.00%, 12/01/2034	1,470	1,586

		96,975

Minnesota — 1.0%
City of Hopkins, Raspberry Ridge Project, Rev., HUD, 0.26%, 02/01/2024 (z)	1,105	1,089
City of Mahtomedi, Lincoln Place, Rev., HUD, 0.25%, 08/01/2023 (z)	620	618
City of Shakopee, Shakopee Housing, Rev., 0.25%, 08/01/2024 (z)	290	290

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Minnesota — continued
County of Hennepin,
Series A, GO, 5.00%, 12/01/2022	2,300	2,358
Series C, GO, 5.00%, 12/15/2032	1,500	1,790
Dakota County Community Development Agency, Aster House Apartments Project, Rev., 0.35%, 06/01/2024 (z)	4,815	4,711
Farmington Independent School District No. 192, Series A, GO, 5.00%, 02/01/2025	2,680	2,832
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Fairview Health Services, Series A, Rev., 5.00%, 11/15/2047	9,000	10,001
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Hope Community Academy Project, Series A, Rev., 5.00%, 12/01/2043	1,000	967
Minnesota Housing Finance Agency,
Series B, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	810	814
Series D, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 01/01/2052	1,110	1,115
Series E, Rev., GNMA/FNMA/FHLMC, 3.50%, 07/01/2050	1,450	1,481
Series G, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2051	3,660	3,678
Series I, Rev., GNMA/FNMA/FHLMC, 2.80%, 12/01/2047	392	392
Series I, Rev., 3.00%, 01/01/2051	3,770	3,789
Minnesota Housing Finance Agency, Non Ace Residential Housing, Series B, Rev., GNMA/FNMA/FHLMC, 4.00%, 07/01/2048	2,545	2,616
Minnesota Housing Finance Agency, Social Bond, Series H, Rev., 3.00%, 07/01/2052	1,265	1,271
Minnesota Housing Finance Agency, Social Bonds,
Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	1,155	1,160
Series F, Rev., 3.00%, 07/01/2052	2,940	2,954
Minnesota Municipal Gas Agency, Series A, Rev., 4.00%, 12/01/2052 (z)	4,370	4,662
Minnesota Office of Higher Education, Supplemental Student Loan, Rev., AMT, 4.00%, 11/01/2037	1,900	1,941
Shakopee Independent School District No. 720, Series D, GO, 5.00%, 02/01/2024	3,685	3,885
St. Paul Port Authority, Solid Gerdau St. Paul Steel Mill Project, Rev., AMT, 4.50%, 10/01/2037 (e)	1,500	1,504
State of Minnesota,
Series A, GO, 5.00%, 08/01/2026	250	281
Series A, GO, 5.00%, 10/01/2029	45	52
Series A, GO, 5.00%, 08/01/2031	840	996
Series A, GO, 5.00%, 08/01/2034	2,000	2,326
Series B, GO, 4.00%, 08/01/2028	2,000	2,222
Series B, GO, 5.00%, 08/01/2022	100	101
Series E, GO, 3.00%, 08/01/2026	710	739

		62,635

Mississippi — 0.4%
Mississippi Business Finance Corp., Chevron USA, Inc. Project, Series A, Rev., VRDO, 0.38%, 04/01/2022 (z)	17,900	17,900
Mississippi Business Finance Corp., System Energy Resources, Inc. Project, Rev., 2.38%, 06/01/2044	175	135
Mississippi Development Bank, Laurel Highway Project, Series B, Rev., 5.00%, 01/01/2026	1,095	1,211
Mississippi Development Bank, Madison County Highway Project Ser, Rev., 5.00%, 01/01/2026	3,210	3,549
Mississippi Home Corp., J&A Development Portfolio Project, Series 1, Rev., 0.30%, 02/01/2024 (z)	470	463

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Mississippi — continued
Mississippi Home Corp., Southwest Village Apartments Project, Rev., HUD, 2.00%, 02/01/2025 (z)	2,970	2,955
Mississippi Hospital Equipment & Facilities Authority, Baptist Memorial Health Care, Rev., 5.00%, 09/01/2044 (z)	250	271
State of Mississippi, Series F, GO, 5.00%, 11/01/2030 (p)	1,000	1,105

		27,589

Missouri — 1.1%
Cape Girardeau County Industrial Development Authority, Southeasthealth, Rev., 4.00%, 03/01/2041	870	899
City of St. Louis Airport Revenue, Series A, Rev., AGM, 5.00%, 07/01/2024	2,000	2,125
City of St. Charles, Series B, COP, 4.00%, 02/01/2029	515	563
Curators of the University of Missouri (The),
Series A, Rev., 4.00%, 11/01/2034	2,500	2,604
Series A, Rev., 4.00%, 11/01/2035	1,000	1,039
Hanley Road Corridor Transportation Development District, Rev., 1.00%, 10/01/2027	155	140
Health & Educational Facilities Authority of the State of Missouri, Series C, Rev., 5.00%, 05/01/2052 (z)	2,695	3,093
Health & Educational Facilities Authority of the State of Missouri, BJC Health System, Series B, Rev., 4.00%, 05/01/2051 (z)	6,750	7,255
Health & Educational Facilities Authority of the State of Missouri, Capital Region Medical Center, Rev., 5.00%, 11/01/2035	1,700	1,965
Health & Educational Facilities Authority of the State of Missouri, Luke’s Health System, Rev., 4.00%, 11/15/2038	2,000	2,141
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Service Projects, Series A, Rev., 5.00%, 02/01/2029	1,410	1,520
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Services, Rev., 4.00%, 02/01/2034	500	516
Kansas City Industrial Development Authority, Rev., AMT, 5.00%, 03/01/2032	900	1,025
Kansas City Industrial Development Authority, Kansas City International Airport,
Rev., AMT, 4.00%, 03/01/2036	1,250	1,300
Rev., AMT, 4.00%, 03/01/2040	2,500	2,586
Rev., AMT, 5.00%, 03/01/2029	3,050	3,466
Rev., AMT, 5.00%, 03/01/2038	2,480	2,751
Rev., AMT, 5.00%, 03/01/2046	5,000	5,475
Missouri Development Finance Board, Procter & Gamble Paper Products, Rev., AMT, 5.20%, 03/15/2029	370	428
Missouri Housing Development Commission, First Place Homeownership Loan,
Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 05/01/2052	530	533
Rev., GNMA/FNMA/FHLMC, 3.00%, 05/01/2052	5,965	5,994
Rev., GNMA/FNMA/FHLMC, 3.25%, 11/01/2052	455	461
Series D, Rev., GNMA/FNMA/FHLMC, 3.25%, 05/01/2051	3,665	3,717
Missouri State Environmental Improvement & Energy Resources Authority, Union Electric Company Project, Series AR, Rev., 2.90%, 09/01/2033	2,000	1,993
Orchard Farm R-V School District,
COP, 4.00%, 04/01/2027	400	427
COP, 4.00%, 04/01/2028	410	440
Plaza at Noah’s Ark Community Improvement District, Rev., 3.00%, 05/01/2030	575	551
RBC Municipal Products, Inc. Trust, Floater Certificates, Series C16, Rev., VRDO, LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 0.56%, 04/07/2022 (e) (z)	11,000	11,000

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Missouri — continued
St. Charles County Industrial Development Authority, Hidden Valley Estates, Rev., HUD, 0.27%, 08/01/2025 (z)	1,290	1,249
St. Louis Municipal Finance Corp., Convention Center Expansion, Rev., AGM, 5.00%, 10/01/2045	3,215	3,682
State of Missouri, Health & Educational Facilities, Saint Luke’s Health System, Inc., Rev., 5.00%, 11/15/2023	290	304

		71,242

Montana — 0.2%
Montana Board of Housing,
Rev., 3.00%, 12/01/2050	3,445	3,463
Series A1, Rev., 3.00%, 06/01/2051	4,720	4,744
Series A, Rev., 3.00%, 06/01/2052	365	366
Series B2, Rev., AMT, 3.50%, 12/01/2042	540	548
Series B, Rev., 3.00%, 12/01/2051	1,270	1,276
Montana Facility Finance Authority, Rev., 5.00%, 02/15/2033	1,000	1,111
Montana State Board of Regents,
Series G, Rev., 5.00%, 11/15/2031	250	304
Series G, Rev., 5.00%, 11/15/2032	630	760

		12,572

Nebraska — 0.4%
Central Plains Energy Project,
Rev., LIQ: Royal Bank of Canada, 4.00%, 12/01/2049 (z)	4,000	4,193
Rev., 5.00%, 09/01/2042	625	634
City of Omaha, Various Purpose, Series A, GO, 4.00%, 04/15/2022	1,125	1,126
County of Douglas, Creighton University Project, Rev., (SIFMA Municipal Swap Index + 0.53%), 1.04%, 07/01/2035 (aa)	2,250	2,257
County of Washington, Cargill, Inc. Project, Rev., AMT, 0.90%, 09/01/2030 (z)	350	334
Douglas County Hospital Authority No. 2, Health Facilities Children’s Hospital, Rev., 5.00%, 11/15/2047	3,000	3,341
Douglas County Hospital Authority No. 2, Madonna Rehabilitation Hospital, Rev., 4.00%, 05/15/2033	2,100	2,152
Douglas County, Hospital Authority No. 2, Children’s Hospital Obligated Group, Rev., 5.00%, 11/15/2053 (z)	2,190	2,391
Nebraska Educational Health Cultural & Social Services Finance Authority, Immanuel Obligated Group, Rev., 4.00%, 01/01/2037	1,000	1,066
Nebraska Public Power District, Series A, Rev., 0.60%, 01/01/2051 (z)	9,000	8,846

		26,340

Nevada — 1.1%
City of Carson City, Carson Tahoe Regional Medical Center, Rev., 5.00%, 09/01/2047	1,000	1,085
City of Las Vegas Special Improvement District No. 612 Skye Hills, Special Assessment, 3.50%, 06/01/2035	210	195
City of North Las Vegas, GO, BAM, 5.00%, 06/01/2027	2,000	2,274
Clark County School District, Building,
Series A, GO, 5.00%, 06/15/2029	500	576
Series B, GO, AGM-CR, 5.00%, 06/15/2033	3,000	3,491
County of Clark Department of Aviation, Airport Systems, Subordinate, Rev., 5.00%, 07/01/2033	1,010	1,199

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Nevada — continued
County of Clark Department of Aviation, Subordinate,
Series B, Rev., AMT, 5.00%, 07/01/2025	1,235	1,333
Series B, Rev., AMT, 5.00%, 07/01/2027	6,000	6,691
County of Clark Passenger Facility Charge Revenue, McCarran International,
Rev., 5.00%, 07/01/2029	5,000	5,830
Rev., 5.00%, 07/01/2031	1,950	2,256
Rev., 5.00%, 07/01/2032	2,385	2,749
County of Clark, Detention Center, GO, 4.00%, 06/01/2034	3,335	3,656
County of Clark, Passenger Facility Charge Revenue, Las Vegas McCarran International Airport, Rev., 5.00%, 07/01/2030	1,425	1,653
County of Clark, Southern Ca Edison Company, Rev., 2.10%, 06/01/2031	1,000	891
County of Washoe, Sierra Pacific Power Company,
Rev., AMT, 0.63%, 03/01/2036 (z)	900	900
Series B, Rev., 3.00%, 03/01/2036 (z)	10	10
Las Vegas Convention & Visitors Authority, Series B, Rev., 5.00%, 07/01/2043	5,150	5,794
Las Vegas Valley Water District,
GO, 5.00%, 06/01/2022	1,000	1,007
Series A, GO, 5.00%, 06/01/2022	3,000	3,019
Series B, GO, 5.00%, 06/01/2023	5,065	5,259
Series D, GO, 5.00%, 06/01/2023	1,180	1,225
Las Vegas Valley Water District, Water Improvement, Series A, GO, 5.00%, 06/01/2046	5,000	5,470
Las Vegas Valley, Water District, Series B, GO, 5.00%, 12/01/2023	70	74
Nevada Housing Division, Pinewood Terrace Apartments, Rev., 0.26%, 04/01/2024 (z)	500	500
Nevada Housing Division, Southwest Village Apartments, Rev., 0.47%, 10/01/2024 (z)	1,930	1,878
Nevada Housing Division, Whittell Pointe, Rev., 0.30%, 10/01/2023 (z)	3,665	3,644
State of Nevada Department of Business & Industry, Brightline West Passenger Rail Project, Rev., AMT, 0.85%, 01/01/2050 (e) (z)	4,500	4,476

		67,135

New Hampshire — 0.2%
New Hampshire Business Finance Authority, Rev., 4.13%, 01/20/2034	970	1,035
New Hampshire Business Finance Authority, Caritas Oregon Project, Series A, Rev., 4.13%, 08/15/2040 (e)	2,000	1,936
New Hampshire Business Finance Authority, Saint Luke’s University Health, Rev., 4.00%, 08/15/2036	720	775
New Hampshire Business Finance Authority, Springpoint Senior Living,
Rev., 4.00%, 01/01/2026	270	282
Rev., 4.00%, 01/01/2027	250	262
Rev., 4.00%, 01/01/2028	290	304
Rev., 4.00%, 01/01/2029	300	314
Rev., 4.00%, 01/01/2030	280	292
Rev., 4.00%, 01/01/2031	290	300
New Hampshire Business Finance Authority, Taxable Virginia Birmingham Care Center, Rev., 3.78%, 01/01/2036	2,000	1,837
New Hampshire Business Finance Authority, Waste Management, Inc. Project, Rev., AMT, (SIFMA Municipal Swap Index + 0.38%), 0.89%, 10/01/2033 (aa)	4,170	4,148

		11,485

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Jersey — 2.9%
City of Newark,
Series A, GO, AGM, 5.00%, 10/01/2027	100	113
Series A, GO, AGM, 5.00%, 10/01/2028	750	857
Garden State Preservation Trust, Capital Appreciation, Series B, Rev., AGM, Zero Coupon, 11/01/2026	1,000	886
Gloucester County Improvement Authority, The Rowan University Fossil Park,
Rev., BAM, 4.00%, 07/01/2046	725	765
Rev., BAM, 4.00%, 07/01/2051	1,000	1,051
Hudson County Improvement Authority, Hudson County Courthouse Project, Rev., 5.00%, 10/01/2028	150	175
New Brunswick Parking Authority, City Guaranteed Parking, Series A, Rev., BAM, 5.00%, 09/01/2026	1,000	1,120
New Jersey Economic Development Authority,
Series A, Rev., 5.00%, 11/01/2027	2,500	2,799
Series AAA, Rev., 5.50%, 06/15/2028	5,000	5,637
Series B, Rev., 5.00%, 11/01/2023	75	78
Series DDD, Rev., 5.00%, 06/15/2033	1,500	1,640
New Jersey Economic Development Authority, American Water Company,
Series B, Rev., AMT, 1.20%, 11/01/2034 (z)	1,265	1,253
Series C, Rev., AMT, 1.15%, 06/01/2023	1,550	1,531
New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Rev., AMT, 5.13%, 09/15/2023	1,375	1,403
New Jersey Economic Development Authority, Higher Education Capital Improvement Fund, Series A, Rev., 5.00%, 09/01/2025	245	260
New Jersey Economic Development Authority, Municipal Rehabilitation, Series A, Rev., 5.25%, 04/01/2027 (z)	5,000	5,594
New Jersey Economic Development Authority, New Jersey American Water Company, Inc.,
Rev., AMT, 1.10%, 11/01/2029 (z)	2,610	2,325
Series E, Rev., AMT, 0.85%, 12/01/2025	2,205	2,028
New Jersey Economic Development Authority, Port Newark Container, Rev., AMT, 5.00%, 10/01/2037	1,000	1,085
New Jersey Economic Development Authority, School Facilities Construction,
Rev., 5.00%, 03/01/2031 (p)	1,190	1,225
Series GGG, Rev., 5.25%, 09/01/2026 (e)	5,500	6,097
New Jersey Economic Development Authority, School Facilities Construction SIFMA, Series I, Rev., (SIFMA Municipal Swap Index + 1.60%), 2.11%, 03/01/2028 (aa)	10,000	10,088
New Jersey Economic Development Authority, Self Designated Social Bonds,
Series QQQ, Rev., 4.00%, 06/15/2034	500	524
Series QQQ, Rev., 4.00%, 06/15/2035	500	523
Series QQQ, Rev., 5.00%, 06/15/2026	555	610
Series QQQ, Rev., 5.00%, 06/15/2027	410	457
Series QQQ, Rev., 5.00%, 06/15/2028	400	450
New Jersey Economic Development Authority, Social Bonds, Series QQQ, Rev., 4.00%, 06/15/2046	255	259
New Jersey Economic Development Authority, State House Project,
Series B, Rev., 5.00%, 06/15/2027	10,690	11,906
Series B, Rev., 5.00%, 06/15/2028	8,635	9,702
New Jersey Educational Facilities Authority, Montclair State University, Series D, Rev., 5.00%, 07/01/2028	2,000	2,169

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Jersey — continued
New Jersey Educational Facilities Authority, Princeton University,
Series A, Rev., 5.00%, 07/01/2022	1,710	1,727
Series B, Rev., 5.00%, 07/01/2024	3,505	3,744
Series I, Rev., 5.00%, 07/01/2024	1,290	1,378
Series I, Rev., 5.00%, 07/01/2036	1,015	1,155
New Jersey Educational Facilities Authority, Ramapo College of New Jersey, Series A, Rev., AGM, 5.00%, 07/01/2035 (w)	200	239
New Jersey Health Care Facilities Financing Authority, Atlanticare Health System Obligated, Rev., 5.00%, 07/01/2032	2,070	2,489
New Jersey Health Care Facilities Financing Authority, Inspira Health Obligated Group, Rev., 5.00%, 07/01/2037	1,600	1,786
New Jersey Higher Education Student Assistance Authority,
Series B, Rev., AMT, 5.00%, 12/01/2024	570	610
Series B, Rev., AMT, 5.00%, 12/01/2027	1,340	1,504
Series B, Rev., AMT, 5.00%, 12/01/2028	1,480	1,683
Series B, Rev., AMT, 5.00%, 12/01/2029	1,440	1,654
New Jersey Higher Education Student Assistance Authority, Senior Bonds, Series B, Rev., AMT, 5.00%, 12/01/2024	300	322
New Jersey Higher Education Student Assistance Authority, Senior Student Loan, Rev., AMT, 5.00%, 12/01/2023	215	225
New Jersey Higher Education Student Assistance Authority, Subordinated, Series C, Rev., AMT, 4.00%, 12/01/2048	1,195	1,186
New Jersey Housing & Mortgage Finance Agency, Series E, Rev., 3.50%, 04/01/2051	2,890	2,959
New Jersey Housing & Mortgage Finance Agency, Browns Woods Apartments Project, Rev., HUD, 1.25%, 12/01/2024 (z)	850	839
New Jersey Housing & Mortgage Finance Agency, Social Bonds, Series H, Rev., 3.00%, 10/01/2052	840	842
New Jersey Transportation Trust Fund Authority,
Series A, Rev., 4.00%, 06/15/2035	2,000	2,091
Series A, Rev., 5.00%, 12/15/2028	300	339
Series A, Rev., 5.00%, 06/15/2029	1,550	1,758
Series A, Rev., 5.00%, 06/15/2030	3,000	3,428
Series AA, Rev., 4.00%, 06/15/2040	3,750	3,858
Series AA, Rev., 5.00%, 06/15/2035	3,000	3,388
Series AA, Rev., 5.00%, 06/15/2045	660	729
New Jersey Transportation Trust Fund Authority, Capital Appreciation, Series A, Rev., BAM, Zero Coupon, 12/15/2038	1,000	548
New Jersey Transportation Trust Fund Authority, Transportation Program, Series AA, Rev., 5.00%, 06/15/2024	2,000	2,016
New Jersey Transportation Trust Fund Authority, Transportation System Bond,
Rev., 4.00%, 12/15/2039	2,000	2,069
Rev., 5.00%, 12/15/2028	1,000	1,130
Rev., 5.00%, 12/15/2031	1,560	1,761
New Jersey Turnpike Authority,
Series A, Rev., 4.00%, 01/01/2042	1,000	1,075
Series A, Rev., 5.00%, 01/01/2030 (p)	1,000	1,010
Series E, Rev., 5.00%, 01/01/2027	1,000	1,128
Newark Board of Education, Sustainability Bonds,
GO, BAM, 4.00%, 07/15/2034	400	438
GO, BAM, 4.00%, 07/15/2035	410	448

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Jersey — continued
GO, BAM, 4.00%, 07/15/2036	425	462
GO, BAM, 4.00%, 07/15/2037	430	468
North Hudson Sewerage Authority, Senior Lien Lease Certificates,
Rev., AGM, 5.00%, 06/01/2039	1,100	1,381
Rev., AGM, 5.00%, 06/01/2040	1,100	1,378
Rev., AGM, 5.00%, 06/01/2041	1,000	1,259
Rev., AGM, 5.00%, 06/01/2042	1,000	1,262
Princeton, GO, 2.00%, 12/15/2023	1,735	1,742
Rutgers The State University of New Jersey, Series L, Rev., 5.00%, 05/01/2043 (p)	1,805	1,870
South Jersey Port Corp., Marine Terminal,
Series B, Rev., AMT, 5.00%, 01/01/2025	500	531
Series B, Rev., AMT, 5.00%, 01/01/2026	1,015	1,097
South Jersey Port Corp., Marine Terminal, Subordinated, Series B, Rev., AMT, 5.00%, 01/01/2037	1,000	1,081
South Jersey Transportation Authority,
Series A, Rev., AGM, 5.00%, 11/01/2030	500	586
Series A, Rev., AGM, 5.00%, 11/01/2033	1,215	1,409
Series A, Rev., BAM, 5.00%, 11/01/2041	2,925	3,377
State of New Jersey, Covid-19 Emergency Bonds, General Obligations,
Series A, GO, 4.00%, 06/01/2030	2,000	2,175
Series A, GO, 4.00%, 06/01/2031	8,340	9,098
Series A, GO, 5.00%, 06/01/2028	4,245	4,831
Series A, GO, 5.00%, 06/01/2029	15,000	17,267
Tender Option Bond Trust Receipts/Certificates, Floaters, Series 2016-XM0226, Rev., BHAC-CR, NATL-RE, LIQ: Bank of America NA, 0.00%, 07/01/2026 (e) (z)	4,720	4,720
Tobacco Settlement Financing Corp., Series A, Rev., 5.00%, 06/01/2022	2,055	2,065

		184,225

New Mexico — 0.6%
Albuquerque Municipal School District No. 12,
Series A, GO, 5.00%, 08/01/2024	250	267
Series B, GO, 5.00%, 08/01/2024	330	353
City of Farmington, Four Corners Project, Rev., 1.80%, 04/01/2029	3,000	2,714
City of Farmington, Pollution Control Revenue, Public Service Company, New Mexico Sanitary, Series E, Rev., 1.15%, 06/01/2040 (z)	4,635	4,502
City of Farmington, San Juan And Four Corners,
Rev., 2.15%, 04/01/2033	4,890	4,301
New Mexico Educational Assistance Foundation, Series 1A, Rev., AMT, 2.05%, 09/01/2051	2,275	2,064
New Mexico Finance Authority, Subordinated Lien, Public Project Revolving Fund, Rev., 5.00%, 06/15/2024	1,000	1,067
New Mexico Hospital Equipment Loan Council,
Rev., 5.00%, 06/01/2030	1,050	1,226
Rev., 5.00%, 06/01/2032	1,000	1,162
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare, Rev., 4.00%, 08/01/2037	305	324
New Mexico Mortgage Finance Authority,
Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	2,195	2,206
Series B, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2051	3,145	3,161

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Mexico — continued
New Mexico Mortgage Finance Authority, Single Family Mortgage Program,
Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	840	843
Series C, Rev., GNMA/FNMA/FHLMC, 4.00%, 01/01/2049	5,375	5,547
New Mexico Municipal Energy Acquisition Authority,
Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 05/01/2022	95	95
Series A, Rev., LIQ: Royal Bank of Canada, 5.00%, 11/01/2039 (z)	3,925	4,220
Santa Fe Public School District, GO, 5.00%, 08/01/2029	1,375	1,591

		35,643

New York — 10.9%
Albany County, Airport Authority, Series B, Rev., AMT, 5.00%, 12/15/2023	1,225	1,284
Broome County, Local Development Corp., United Health Services Hospital,
Rev., AGM, 4.00%, 04/01/2039	2,750	2,941
Rev., AGM, 5.00%, 04/01/2026	500	554
Build NYC Resource Corp., Rev., 5.00%, 07/01/2026	325	351
Build NYC Resource Corp., Academic Leadership Charter School,
Rev., 4.00%, 06/15/2023	100	102
Rev., 4.00%, 06/15/2024	70	72
Build NYC Resource Corp., Family Life Academy Charter, Series A1, Rev., 5.25%, 06/01/2040 (e)	1,220	1,112
Build NYC Resource Corp., Friends of Hellenic Classical, Series A, Rev., 4.00%, 12/01/2031 (e)	700	704
City of Long Beach,
Series A, GO, 5.00%, 09/01/2025	1,990	2,128
Series A, GO, 5.00%, 09/01/2027	1,500	1,632
City of New York,
Series 1I, GO, 5.00%, 03/01/2026	360	380
Series A1, GO, 4.00%, 08/01/2034	3,000	3,208
Series A1, GO, 4.00%, 08/01/2036	1,000	1,067
Series A1, GO, 5.00%, 08/01/2029	2,900	3,407
Series A1, GO, 5.00%, 08/01/2033	165	197
Series A1, GO, 5.00%, 08/01/2041	3,000	3,424
Series A, GO, 5.00%, 08/01/2028	100	114
Series B1, GO, 5.00%, 08/01/2031 (w)	1,000	1,202
Series B1, GO, 5.00%, 08/01/2035 (w)	90	108
Series C1, GO, 4.00%, 08/01/2022	1,800	1,818
Series C1, GO, 5.00%, 08/01/2031	500	591
Series C, GO, 5.00%, 08/01/2022	60	61
Series C, GO, 5.00%, 08/01/2027	1,870	2,127
Series D1, GO, 5.00%, 12/01/2024	150	162
Series D1, GO, 5.00%, 12/01/2031	1,380	1,594
Series D1, GO, 5.00%, 12/01/2036	11,955	13,631
Series D1, GO, 5.00%, 12/01/2044	2,560	2,883
Series D, GO, 5.00%, 08/01/2023	1,000	1,044
Series E, GO, 5.00%, 08/01/2028	1,625	1,878
Series F1, GO, 5.00%, 04/01/2037	2,730	3,073
Series F1, GO, 5.00%, 04/01/2039	5,000	5,610
Series F1, GO, 5.00%, 03/01/2043	1,000	1,154
Series J3, GO, AGM, 0.75%, 06/01/2036 (z)	2,000	2,000
Series J, GO, 5.00%, 08/01/2025	2,320	2,418

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
City of New York NY, Series C4, GO, AGC, 0.75%, 10/01/2027 (z)	2,000	2,000
City of New York Prerefunded, Series F1, GO, 5.00%, 03/01/2037 (p)	745	768
City of New York, Fiscal 2001,
Series 2, GO, VRDO, 0.69%, 04/01/2022 (z)	120	120
Series 3, GO, VRDO, 0.71%, 04/07/2022 (z)	90	90
City of New York, Fiscal 2008, Series J10, GO, 5.00%, 08/01/2026	505	565
City of New York, Fiscal 2015, Series F4, GO, 5.00%, 06/01/2044 (z)	1,455	1,581
City of New York, Fiscal 2020,
Series B1, GO, 4.00%, 10/01/2023	990	1,023
Series B1, GO, 5.00%, 10/01/2038	5,000	5,745
City of New York, Fiscal 2021,
Series C, GO, 4.00%, 08/01/2037	450	477
Series C, GO, 5.00%, 08/01/2033	2,000	2,353
Series C, GO, 5.00%, 08/01/2035	4,740	5,541
City of New York, Unrefunded, Series F1, GO, 5.00%, 03/01/2037	5	5
County of Dutchess, Local Development Corp., Marist College Project, Series A, Rev., 5.00%, 07/01/2045	485	525
County of Nassau,
Series B, GO, BAM, 5.00%, 10/01/2027	1,450	1,627
Series C, GO, 5.00%, 10/01/2025	1,005	1,101
Dutchess County, Local Development Corp., Health Quest System, Inc. Project, Series B, Rev., 5.00%, 07/01/2046	1,250	1,350
Geneva Development Corp., Hobart & William Smith College, Rev., 5.00%, 09/01/2032 (p)	530	538
Hudson Yards Infrastructure Corp.,
Rev., 4.00%, 02/15/2044	9,335	9,777
Series A, Rev., 5.00%, 02/15/2026	1,050	1,166
Series A, Rev., 5.00%, 02/15/2045	2,210	2,448
Long Island Power Authority,
Rev., 5.00%, 09/01/2042	2,070	2,332
Series A, Rev., 5.00%, 09/01/2037	1,250	1,458
Series B, Rev., 1.50%, 09/01/2051 (z)	5,700	5,490
Series C, Rev., (ICE LIBOR USD 1 Month * 0.70 + 0.75%), 0.91%, 05/01/2033 (aa)	5,000	4,998
Long Island Power Authority, 2021, Series A, Rev., 5.00%, 09/01/2042 (p)	485	493
Long Island Power Authority, Notes, Rev., 1.00%, 09/01/2025	2,680	2,540
Long Island Power Authority, Unrefunded 2021, Series A, Rev., 5.00%, 09/01/2042	15	15
Metropolitan Transportation Authority,
Rev., AGM, (United States SOFR * 0.67 + 0.55%), 0.73%, 11/01/2032 (aa)	1,770	1,771
Rev., AGM, (United States SOFR * 0.67 + 0.80%), 0.99%, 11/01/2032 (aa)	430	428
Series A, Rev., 5.25%, 11/15/2030	3,025	3,392
Series B1, Rev., BAN, 5.00%, 05/15/2022	4,000	4,017
Series B, Rev., 5.00%, 11/15/2024	1,095	1,172
Series B, Rev., 5.00%, 11/15/2025	540	587
Series C, Rev., 5.00%, 11/15/2022	1,000	1,021
Series C, Rev., 5.00%, 11/15/2047 (p)	4,375	4,476
Series D1, Rev., BAN, 5.00%, 09/01/2022	3,000	3,041
Series D1, Rev., 5.00%, 11/01/2028	2,000	2,036
Series D, Rev., 5.00%, 11/15/2027	1,200	1,320
Series D, Rev., 5.00%, 11/15/2038	600	622

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Series F, Rev., 5.00%, 11/15/2022	160	163
Series F, Rev., BAN, 5.00%, 11/15/2022	4,400	4,487
Metropolitan Transportation Authority, Build America Bonds, Rev., 6.67%, 11/15/2039	2,500	3,147
Metropolitan Transportation Authority, Green Bond,
Series A1, Rev., BAN, 5.00%, 02/01/2023	1,575	1,613
Series A2, Rev., 5.00%, 11/15/2024	1,815	1,942
Series A2, Rev., 5.00%, 11/15/2027	1,085	1,194
Series B, Rev., 5.00%, 11/15/2023	100	105
Series C2, Rev., Zero Coupon, 11/15/2032	500	351
Series C, Rev., 5.00%, 11/15/2040	2,465	2,722
Series E, Rev., 4.00%, 11/15/2045	60	61
Series E, Rev., 5.00%, 11/15/2029	250	285
Metropolitan Transportation Authority, Green Bonds,
Series A2, Rev., 5.00%, 11/15/2025	1,000	1,088
Series B1, Rev., 5.00%, 11/15/2046	2,000	2,170
Series D1, Rev., 5.00%, 11/15/2043	2,000	2,207
Series D3, Rev., 4.00%, 11/15/2049	2,000	2,037
Metropolitan Transportation Authority, Green Bonds, Subordinated, Series B1, Rev., 5.00%, 11/15/2036	10,000	10,987
Metropolitan Transportation Authority, Refunding, Transportation Subordinated, Series C1, Rev., 5.00%, 11/15/2025	1,055	1,147
Metropolitan Transportation Authority, Transportation,
Series A1, Rev., 5.00%, 11/15/2044	4,500	4,656
Series A1, Rev., 5.25%, 11/15/2039	1,000	1,043
Series C1, Rev., 5.00%, 11/15/2026	305	333
Metropolitan Transportation Authority, Transportation Green Bonds, Series B, Rev., 5.00%, 11/15/2026	1,720	1,904
Metropolitan Transportation Authority, Transportation, Green Bonds, Series B, Rev., 5.00%, 11/15/2022	930	949
Monroe County Industrial Development Corp., Rochester Regional Health Project,
Rev., 5.00%, 12/01/2022	600	614
Rev., 5.00%, 12/01/2027	1,000	1,126
Rev., 5.00%, 12/01/2028	1,700	1,942
Rev., 5.00%, 12/01/2029	1,900	2,200
New York City Health and Hospitals Corp.,
Series A, Rev., 4.00%, 02/15/2025	1,250	1,318
Series A, Rev., 5.00%, 02/15/2024	270	285
Series A, Rev., 5.00%, 02/15/2025	1,125	1,217
Series A, Rev., 5.00%, 02/15/2026	6,055	6,704
Series A, Rev., 5.00%, 02/15/2027	5,360	6,057
Series A, Rev., 5.00%, 02/15/2028	3,760	4,320
Series A, Rev., 5.00%, 02/15/2029	2,485	2,898
New York City Housing Development Corp., Sustainability Bonds,
Rev., FHA, 0.70%, 11/01/2060 (z)	9,490	8,933
Series C2, Rev., 0.23%, 05/01/2050 (z)	350	350
Series C2, Rev., 0.70%, 11/01/2060 (z)	1,790	1,679
Series C3-A, Rev., 0.20%, 05/01/2022	325	325
New York City Housing Development Corp., Sustainable Development Bonds, Series D2, Rev., FHA, 0.70%, 05/01/2060 (z)	1,000	955

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
New York City Housing Development Corp., Sustainable Neighborhood Bonds, Rev., 1.75%, 05/01/2059 (z)	1,000	1,005
New York City Industrial Development Agency, Queens Baseball Stadium Project,
Series A, Rev., AGM, 4.00%, 01/01/2032	1,000	1,083
Series A, Rev., AGM, 5.00%, 01/01/2025	250	268
Series A, Rev., AGM, 5.00%, 01/01/2027	625	696
Series A, Rev., AGM, 5.00%, 01/01/2029	1,000	1,144
Series A, Rev., AGM, 5.00%, 01/01/2030	1,500	1,736
New York City Industrial Development Agency, Yankee Stadium Project Pilot,
Rev., AGM, 4.00%, 03/01/2045	8,825	9,391
Rev., AGM, 5.00%, 03/01/2028	1,250	1,415
Rev., AGM, 5.00%, 03/01/2029	1,500	1,718
Rev., AGM, 5.00%, 03/01/2030	3,900	4,508
New York City Municipal Water Finance Authority, Second General Resolution,
Rev., VRDO, 0.40%, 04/01/2022 (z)	8,000	8,000
Series GG, Rev., 4.00%, 06/15/2050	5,000	5,259
New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2015, Subordinate, Series S, Rev., 5.00%, 07/15/2040	17,800	19,229
New York City Transitional Finance Authority Building Aid Revenue, Fiscal Year 2015, Series S1, Rev., 5.00%, 07/15/2035	585	628
New York City Transitional Finance Authority Building Aid Revenue, Subordinate,
Series S1, Rev., 4.00%, 07/15/2034	1,000	1,081
Series S1, Rev., 5.00%, 07/15/2031	1,590	1,925
Series S1, Rev., 5.00%, 07/15/2043	1,505	1,635
New York City Transitional Finance Authority Future Tax Secured,
Rev., 5.00%, 11/01/2028	1,000	1,160
Rev., 5.00%, 08/01/2029	5,000	5,874
New York City Transitional Finance Authority Future Tax Secured Revenue,
Series A1, Rev., 4.00%, 11/01/2038	5,000	5,334
Series A1, Rev., 5.00%, 05/01/2022	65	65
Series A1, Rev., 5.00%, 11/01/2027	3,000	3,422
Series D, Rev., 5.00%, 11/01/2024	1,985	2,133
Series E1, Rev., 3.00%, 02/01/2028	730	756
Series E1, Rev., 5.00%, 02/01/2023	135	139
Series F1, Rev., 5.00%, 02/01/2039 (w)	3,000	3,497
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured, Rev., 4.00%, 11/01/2035	7,000	7,449
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured Subordinate,
Rev., 5.00%, 11/01/2026	2,250	2,519
Series B1, Rev., 5.00%, 08/01/2038	1,000	1,099
Series DS, Rev., 5.00%, 11/01/2025	3,045	3,348
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate,
Rev., 4.00%, 05/01/2038	2,000	2,122
Rev., 5.00%, 11/01/2025	255	280
Series A1, Rev., 5.00%, 08/01/2042	2,000	2,247
Series A3, Rev., 4.00%, 05/01/2041	11,000	11,464
Series B1, Rev., 4.00%, 08/01/2042	815	858

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Series B1, Rev., 5.00%, 08/01/2034	795	942
Series DS, Rev., 4.00%, 11/01/2038	4,000	4,243
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate, Future Tax Secured, Rev., 3.75%, 11/01/2025	8,000	8,131
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinated,
Rev., 5.00%, 05/01/2031	1,000	1,196
Series A3, Rev., 4.00%, 05/01/2042	2,000	2,081
Series A3, Rev., 5.00%, 08/01/2040	1,720	1,917
Series C1, Rev., 5.00%, 05/01/2024	1,000	1,061
New York City Transitional Finance Authority Future Tax Secured Revenue, Taxable Subordinate, Series F2, Rev., 2.85%, 05/01/2025	6,600	6,578
New York City Transitional Finance Authority, Future Tax Secured, Rev., 5.00%, 11/01/2026	375	420
New York City Transitional Finance Authority, Future Tax Secured Revenue,
Rev., 5.00%, 11/01/2024	2,515	2,702
Series I, Rev., 5.00%, 05/01/2027	345	357
New York City Trust for Cultural Resources, Refunding Lincoln Center, Series A, Rev., 5.00%, 12/01/2032	500	598
New York City Water & Sewer System,
Series AA2, Rev., 5.00%, 06/15/2029	2,850	3,358
Series BB2, Rev., 5.00%, 06/15/2027	1,500	1,655
Series FF, Rev., 5.00%, 06/15/2041	2,000	2,326
Series GG1, Rev., 5.00%, 06/15/2030	1,000	1,195
Series GG, Rev., 5.00%, 06/15/2039	2,660	2,877
New York City Water & Sewer System, Second General Resolution,
Rev., 5.00%, 06/15/2026	1,020	1,139
Rev., 5.00%, 06/15/2029	870	1,025
Rev., 5.00%, 06/15/2047	14,655	15,173
Series CC1, Rev., 5.00%, 06/15/2048	2,730	3,062
Series CC1, Rev., 5.25%, 06/15/2037	2,345	2,644
Series DD1, Rev., 5.00%, 06/15/2048	3,115	3,530
Series DD2, Rev., 5.00%, 06/15/2040	2,000	2,270
Series DD, Rev., 5.00%, 06/15/2047	6,680	7,429
Series FF, Rev., 5.00%, 06/15/2045	500	504
New York City Water & Sewer System, Various Second General Resolution, Series BB4, Rev., VRDO, 0.43%, 04/01/2022 (z)	2,000	2,000
New York City Water & Sewer System, Water And Sewer System Revenue Second General Resolution, Series BB2, Rev., 4.00%, 06/15/2042	1,180	1,257
New York City, Water & Sewer System, Series BB1, Rev., 5.00%, 06/15/2049	500	569
New York Liberty Development Corp.,
Series 1WTC, Rev., 3.00%, 02/15/2042	1,755	1,584
Series 1WTC, Rev., 4.00%, 02/15/2043	1,000	1,048
New York Liberty Development Corp., World Trade Center Project, Series 1, Rev., 5.00%, 11/15/2044 (e)	1,700	1,780
New York State Dormitory Authority,
Series A, Rev., 4.00%, 03/15/2038	250	269
Series A, Rev., 4.00%, 03/15/2039	1,000	1,065
Series A, Rev., 5.00%, 03/15/2024 (p)	100	106
Series A, Rev., 5.00%, 03/15/2027	1,000	1,132
Series A, Rev., 5.00%, 03/15/2029	3,000	3,514

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Series A, Rev., 5.00%, 03/15/2034	2,000	2,219
Series A, Rev., 5.00%, 03/15/2040	1,000	1,129
Series D, Rev., 5.00%, 02/15/2025	3,000	3,247
New York State Dormitory Authority, Bidding Group 1, Series E, Rev., 5.00%, 03/15/2029	3,000	3,514
New York State Dormitory Authority, Cornell University, Series A, Rev., 5.00%, 07/01/2031	1,000	1,221
New York State Dormitory Authority, Exchange Bonds, Series C, Rev., 5.00%, 07/01/2031	1,227	1,489
New York State Dormitory Authority, General Purpose, Series D, Rev., 5.00%, 02/15/2026	100	111
New York State Dormitory Authority, Group 1, Series A, Rev., 5.00%, 03/15/2024 (p)	2,000	2,120
New York State Dormitory Authority, Group 2,
Series A, Rev., 5.00%, 03/15/2031	5,000	5,956
Series A, Rev., 5.00%, 03/15/2033	2,000	2,357
Series A, Rev., 5.00%, 03/15/2036	2,015	2,296
New York State Dormitory Authority, Group 3, Series A, Rev., 5.00%, 03/15/2037	5,000	5,686
New York State Dormitory Authority, Montefiore Obligated Group,
Series A, Rev., 5.00%, 08/01/2025	2,035	2,163
Series A, Rev., 5.00%, 08/01/2026	900	971
Series A, Rev., 5.00%, 08/01/2031	1,010	1,103
New York State Dormitory Authority, Municipal Health Facilities, Rev., 4.00%, 01/15/2023	50	50
New York State Dormitory Authority, New York University, Series A, Rev., 4.00%, 07/01/2035	620	665
New York State Dormitory Authority, Rockefeller University, Series A, Rev., 5.00%, 07/01/2038	1,000	1,010
New York State Dormitory Authority, School Districts Financing Program, Series A, Rev., AGM, 5.00%, 10/01/2025	1,460	1,606
New York State Dormitory Authority, St. John’s University, Series A, Rev., 4.00%, 07/01/2048	1,000	1,048
New York State Dormitory Authority, State University Dormitory Facilities, Series A, Rev., 5.00%, 07/01/2023 (p)	150	151
New York State Environmental Facilities Corp., Series B, Rev., 5.00%, 06/15/2023	1,000	1,040
New York State Environmental Facilities Corp., Green Bond 2010 Master Finance,
Rev., 4.00%, 08/15/2036	720	801
Rev., 4.00%, 08/15/2037	1,760	1,954
Rev., 4.00%, 08/15/2038	1,000	1,107
New York State Environmental Facilities Corp., Municipal Water, Subordinated, Rev., 5.00%, 06/15/2042	2,655	2,975
New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, Casella Waste System, Inc. Project, Rev., AMT, 2.75%, 09/01/2050 (e) (z)	250	250
New York State Housing Finance Agency, Sustainability Bonds,
Rev., SONYMA, 0.65%, 11/01/2056 (z)	1,380	1,283
Series I, Rev., SONYMA, 0.70%, 11/01/2056 (z)	2,375	2,213
Series J, Rev., HUD, SONYMA, 1.10%, 11/01/2061 (z)	5,930	5,520
Series K2, Rev., HUD, SONYMA, 1.00%, 11/01/2061 (z)	2,320	2,174
Series K, Rev., SONYMA, 0.70%, 11/01/2024	1,085	1,041
Series P, Rev., 1.55%, 11/01/2023	275	273
New York State Thruway Authority,
Series A1, Rev., 4.00%, 03/15/2041	500	532
Series A1, Rev., 5.00%, 03/15/2033	1,000	1,184
Series L, Rev., 5.00%, 01/01/2024	75	79
New York State Thruway Authority, Group 2, Series N, Rev., 4.00%, 01/01/2041	4,120	4,331

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
New York State Urban Development Corp., Bidding Group 1, Series A, Rev., 5.00%, 03/15/2034	1,690	1,993
New York State Urban Development Corp., Personal Income Tax,
Rev., 4.00%, 03/15/2037	2,000	2,122
Rev., 4.00%, 03/15/2041	5,000	5,265
Rev., 5.00%, 03/15/2030	500	591
Series C3, Rev., 5.00%, 03/15/2038	1,860	2,093
New York State Urban Development Corp., State Personal Income Tax,
Rev., 4.00%, 03/15/2042	2,000	2,102
Rev., 5.00%, 03/15/2028	1,250	1,436
Rev., 5.00%, 03/15/2034	3,000	3,166
Series A, Rev., 5.00%, 03/15/2024	8,000	8,480
New York State Urban Development Corp., State Personal Income Tax, General Purpose,
Series A, Rev., 5.00%, 03/15/2042	5,000	5,578
Series B, Rev., 3.54%, 03/15/2028	7,000	7,101
New York State Urban Development Corp., State Personal Income Taxes Facilities, Rev., NATL, 5.50%, 03/15/2024	6,000	6,417
New York Transportation Development Corp., American Airlines, Inc., Rev., AMT, 2.25%, 08/01/2026	945	911
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia, Rev., AMT, 5.00%, 10/01/2035	10,000	11,187
New York Transportation Development Corp., LaGuardia Airport Terminal B,
Rev., AMT, 5.00%, 07/01/2046	3,805	3,988
Rev., AMT, 5.25%, 01/01/2050	2,000	2,092
New York Transportation Development Corp., New York State Thruway, Rev., AMT, 4.00%, 10/31/2034	600	635
New York Transportation Development Corp., Terminal 4 John F Kennedy International,
Rev., AMT, 4.00%, 12/01/2038	300	305
Rev., AMT, 4.00%, 12/01/2039	300	305
Rev., AMT, 4.00%, 12/01/2040	1,475	1,498
Rev., AMT, 4.00%, 12/01/2041	300	303
Rev., AMT, 4.00%, 12/01/2042	300	302
Rev., 5.00%, 12/01/2024	200	212
Rev., 5.00%, 12/01/2025	200	215
Rev., 5.00%, 12/01/2026	200	219
Rev., 5.00%, 12/01/2027	200	220
Rev., 5.00%, 12/01/2028	200	222
Rev., 5.00%, 12/01/2037	250	279
Rev., 5.00%, 12/01/2038	250	278
Port Authority of New York & New Jersey,
Series 207, Rev., AMT, 5.00%, 09/15/2031	5,000	5,616
Series 223, Rev., AMT, 5.00%, 07/15/2023	1,220	1,268
Series 226, Rev., AMT, 5.00%, 10/15/2031	4,500	5,335
Series 226, Rev., AMT, 5.00%, 10/15/2032	1,250	1,457
Series 226, Rev., AMT, 5.00%, 10/15/2036	2,040	2,353
Port Authority of New York & New Jersey, Consolidated,
Series 197, Rev., AMT, 5.00%, 11/15/2032	3,000	3,342
Series 206, Rev., AMT, 5.00%, 11/15/2032	3,000	3,378
Series 221, Rev., AMT, 5.00%, 07/15/2031	1,620	1,875
Series 221, Rev., AMT, 5.00%, 07/15/2032	1,500	1,727

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Port Authority of New York & New Jersey, Consolidated One Hundred Eighty,
Rev., AMT, 5.00%, 09/01/2026	3,000	3,185
Series 222, Rev., 4.00%, 07/15/2036	10,250	10,981
Series 222, Rev., 5.00%, 07/15/2034	5,000	5,843
State of New York Mortgage Agency, Social Bond, Series 239, Rev., SONYMA, 3.25%, 10/01/2051	295	299
State of New York Mortgage Agency, Social Bonds,
Series 233, Rev., 3.00%, 10/01/2045	5,405	5,432
Series 235, Rev., AMT, 0.30%, 10/01/2022	200	199
Series 235, Rev., AMT, 0.40%, 04/01/2023	215	212
Series 235, Rev., AMT, 0.55%, 10/01/2023	190	186
State of New York Mortgage Agency, Social Bonds 242, Rev., SONYMA, 3.50%, 10/01/2052	110	113
Tender Option Bond Trust Receipts/Certificates, Series 2020-ZF0950, Rev., VRDO, LIQ: Toronto Dominion Bank, 0.54%, 04/07/2022 (e) (z)	7,020	7,020
Triborough Bridge & Tunnel Authority,
Series A1, Rev., 5.00%, 05/15/2051	7,175	8,213
Series A2, Rev., 2.00%, 05/15/2045 (z)	4,250	4,126
Series A, Rev., BAN, 5.00%, 11/01/2025	3,165	3,483
Series A, Rev., 5.00%, 11/15/2038	1,000	1,021
Series A, Rev., 5.00%, 11/15/2041	1,975	2,180
Series A, Rev., 5.00%, 11/15/2049	3,040	3,475
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Series C1, Rev., 5.00%, 11/15/2025	2,960	3,265
Triborough Bridge & Tunnel Authority, Senior Lien,
Rev., 5.00%, 05/15/2050 (z)	7,000	7,756
Series C1-A, Rev., 5.00%, 05/15/2038	2,000	2,362
Triborough Bridge & Tunnel Authority, Subordinated, Series A, Rev., 5.00%, 11/15/2025	50	52
Troy Capital Resource Corp., Rensselaer Polytechnic Institute, Rev., 4.00%, 09/01/2036	750	795
TSASC, Inc., Series B, Rev., 5.00%, 06/01/2048	6,780	6,991
Utility Debt Securitization Authority, Restructuring,
Rev., 5.00%, 12/15/2025	175	184
Series TE, Rev., 5.00%, 12/15/2033	3,150	3,313
Westchester County Industrial Development Agency, EG Mount Vernon Preservation, Rev., FNMA COLL, 0.30%, 12/01/2023 (z)	1,525	1,512
Westchester County Industrial Development Agency, Marble Hall Tuckahoe Limited, Rev., FHA, 0.28%, 04/01/2024 (z)	3,135	3,076
Westchester County Local Development Corp., Purchase Senior Learning, Rev., 2.88%, 07/01/2026 (e)	500	483
Western Regional Off-Track Betting Corp., Rev., 3.00%, 12/01/2026 (e)	545	520

		685,790

North Carolina — 1.9%
Burlington Housing Authority, Thetford Portfolio, Rev., 0.30%, 11/01/2024 (z)	2,280	2,264
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health,
Series C, Rev., 5.00%, 01/15/2048 (z)	20,000	20,599
Series E, Rev., 0.80%, 01/15/2048 (z)	3,770	3,589
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Obligation Group, Rev., 4.00%, 01/15/2043	160	173

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
North Carolina — continued
Charlotte-Mecklenburg Hospital Authority, Atrium Health,
Series B, Rev., 1.95%, 01/15/2048 (z)	2,285	2,182
Series B, Rev., 5.00%, 01/15/2050 (z)	8,620	9,241
City of Charlotte Airport Special Facilities Revenue, Charlotte Douglas International,
Rev., 5.00%, 07/01/2049	5,000	5,642
Rev., AMT, 5.00%, 07/01/2049	5,000	5,501
City of Charlotte, 2003 Governmental Facilities Project, VRDO, COP, LIQ: Wells Fargo Bank NA, 0.50%, 04/07/2022 (z)	2,800	2,800
City of Charlotte, Airport Special Facilities Revenue, Series B, Rev., AMT, 5.00%, 07/01/2027	1,315	1,467
City of Charlotte, Water & Sewer System Revenue,
Rev., 5.00%, 07/01/2026	1,340	1,507
Rev., 5.00%, 07/01/2027	1,000	1,150
City of Goldsboro, Grand At Day Point Project, Rev., HUD, GNMA COLL, 0.28%, 05/01/2024 (z)	3,460	3,389
City of Winston-Salem Water & Sewer System Revenue, Series A, Rev., 5.00%, 06/01/2026	340	381
County of Cumberland, Qualified School Construction Bonds, COP, 1.25%, 12/15/2025	4,000	3,783
County of Wake, Rev., 5.00%, 03/01/2023	1,390	1,434
Durham Housing Authority, J.J. Henderson, Rev., HUD, 0.30%, 06/01/2024 (z)	1,920	1,878
Durham Housing Authority, Oakley Square Apartments Project, Series A, Rev., 0.30%, 05/01/2024 (z)	2,000	1,999
North Carolina Housing Finance Agency,
Series 37A, Rev., AMT, 3.50%, 07/01/2039	55	56
Series 44, Rev., 4.00%, 07/01/2050	355	368
Series 45, Rev., GNMA/FNMA/FHLMC COLL, 1.90%, 01/01/2032	1,600	1,450
Series 45, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 07/01/2051	2,445	2,458
North Carolina Housing Finance Agency, Home Ownership, Series 47, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 07/01/2051	7,330	7,365
North Carolina Housing Finance Agency, Series 45, Rev., GNMA/FNMA/FHLMC COLL, 0.55%, 07/01/2024	1,280	1,236
North Carolina Housing Finance Agency, Wind Crest Senior Living, Rev., 0.36%, 06/01/2024 (z)	825	811
North Carolina Medical Care Commission, CaroMont Health,
Series A, Rev., 4.00%, 02/01/2036	500	553
Series B, Rev., 5.00%, 02/01/2051 (z)	790	868
North Carolina Medical Care Commission, Lutheran Services for the Aging, Rev., 4.00%, 03/01/2041	1,050	987
North Carolina Medical Care Commission, Presbyterian Homes Obligations,
Series A, Rev., 4.00%, 10/01/2027	600	643
Series A, Rev., 4.00%, 10/01/2040	1,200	1,253
Series A, Rev., 4.00%, 10/01/2045	1,750	1,815
North Carolina Medical Care Commission, Rex Healthcare, Series A, Rev., 5.00%, 07/01/2031	1,760	2,066
North Carolina Medical Care Commission, The Forest at Duke Project, Rev., 4.00%, 09/01/2041	830	860
North Carolina Turnpike Authority, Rev., BAN, 5.00%, 02/01/2024	4,130	4,340
North Carolina Turnpike Authority, Senior Lien, Rev., AGM, 5.00%, 01/01/2038	2,375	2,726
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien, Rev., AGM, 5.00%, 01/01/2049	1,000	1,150
Raleigh Durham Airport Authority, Series A, Rev., AMT, 5.00%, 05/01/2032	1,200	1,360
Sanford Housing Authority, Matthews Garden Gilmore, Rev., HUD, 0.30%, 10/01/2023 (z)	3,750	3,727

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
North Carolina — continued
State of North Carolina,
Series A, GO, 5.00%, 06/01/2022	1,440	1,449
Series A, GO, 5.00%, 06/01/2027	980	1,098
Series C, Rev., 5.00%, 05/01/2023	1,050	1,088
State of North Carolina, Build Nc Programs, Series B, Rev., 5.00%, 05/01/2027	2,750	3,141
State of North Carolina, Grant Anticipation Revenue, Rev., 5.00%, 03/01/2029	1,000	1,170
State of North Carolina, Public Improvement, Series A, GO, 5.00%, 06/01/2024	1,005	1,072
University of North Carolina at Chapel Hill, Series B, Rev., (ICE LIBOR USD 1 Month * 0.67 + 0.40%), 0.55%, 12/01/2041 (aa)	3,000	3,000
Western Carolina University, Series B, Rev., 5.00%, 04/01/2031	2,120	2,508

		119,597

North Dakota — 0.3%
Cass County Joint Water Resource District, Series A, GO, 0.48%, 05/01/2024	3,635	3,476
City of Grand Forks, Altru Health System,
Rev., 5.00%, 12/01/2027	595	669
Rev., 5.00%, 12/01/2031	1,900	2,230
City of West Fargo,
Series A, GO, 2.00%, 05/01/2022	500	500
Series A, GO, 2.00%, 05/01/2023	525	527
North Dakota Housing Finance Agency,
Series B, Rev., 3.00%, 07/01/2051	3,290	3,307
Series C, Rev., 4.00%, 01/01/2050	885	922
North Dakota Housing Finance Agency, Home Mortgage Financing Program, Series A, Rev., 3.00%, 01/01/2052	560	563
North Dakota Housing Finance Agency, Housing Finance Program, Home Mortgage Finance, Series D, Rev., 4.25%, 01/01/2049	4,190	4,348
North Dakota Housing Finance Agency, Social Bonds, Series B, Rev., 3.00%, 07/01/2052	1,515	1,520
University of North Dakota, Series A, COP, AGM, 4.00%, 06/01/2046	1,480	1,557
West Fargo Public School District No. 6, Series C, GO, 4.00%, 08/01/2026	300	324

		19,943

Ohio — 2.4%
Akron Bath Copley Joint Township Hospital District, Rev., 5.25%, 11/15/2046	1,605	1,758
Akron Bath Copley Joint Township Hospital District, Summa Health Obligations,
Rev., 4.00%, 11/15/2034	500	533
Rev., 4.00%, 11/15/2035	1,000	1,064
Rev., 4.00%, 11/15/2038	750	796
American Municipal Power, Inc., Fremont Energy Center Project,
Rev., 4.00%, 02/15/2036	1,750	1,883
Rev., 5.00%, 02/15/2026	600	665
Buckeye Tobacco Settlement Financing Authority, Series B2, Rev., 5.00%, 06/01/2055	6,000	6,244
Buckeye Tobacco Settlement Financing Authority, Capital Appreciation, Series A3, Rev., 6.25%, 06/01/2037 (p)	2,820	2,844
Buckeye Tobacco Settlement Financing Authority, Senior, Series A2, Rev., 4.00%, 06/01/2048	2,210	2,218
City of Cincinnati, Mercer Commons Phase 2 Project, Rev., 5.00%, 11/01/2035	1,085	1,183
City of Columbus,
Series 1, GO, 5.00%, 07/01/2026 (p)	1,000	1,041
Series A, GO, 5.00%, 04/01/2032	2,200	2,652

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Ohio — continued
Cleveland Department of Public Utilities, Division of Water, Series FF, Rev., 5.00%, 01/01/2026	300	332
Columbus-Franklin County Finance Authority, Bridge Park D Block Project, Series A, Rev., 5.00%, 12/01/2051	1,000	1,050
County of Allen Hospital Facilities Revenue, Catholic Health Partners, Series A, Rev., 5.00%, 05/01/2042 (p)	1,465	1,470
County of Allen, Hospital Facilities Revenue, Series A, Rev., 5.00%, 08/01/2027	50	57
County of Cuyahoga, Series D, Rev., 5.00%, 12/01/2026	3,500	3,940
County of Geauga, South Franklin Circle Project, Series A, Rev., 8.00%, 12/31/2047 (p) (z)	5,965	6,366
County of Hamilton, TriHealth, Inc. Obligated Group, Rev., 5.00%, 08/15/2040	1,510	1,753
County of Montgomery, Dayton Children’s Hospital,
Rev., 5.00%, 08/01/2027	725	822
Rev., 5.00%, 08/01/2029	145	169
Rev., 5.00%, 08/01/2033	230	274
Rev., 5.00%, 08/01/2034	155	184
County of Montgomery, Kettering Health Network Obligations,
Rev., 4.00%, 08/01/2037	525	556
Rev., 4.00%, 08/01/2041	1,200	1,263
Dayton Metropolitan Housing Authority, Southern Montgomery Apartments, Rev., HUD, 0.32%, 09/01/2024 (z)	1,505	1,464
Hamilton City School District, Various Purpose,
GO, 3.50%, 12/01/2031 (p)	1,000	1,040
GO, 5.00%, 12/01/2034 (p)	1,500	1,619
Lancaster Port Authority, Series A, Rev., LIQ: Royal Bank of Canada, 5.00%, 08/01/2049 (z)	5,000	5,348
Miami University,
Series A, Rev., 5.00%, 09/01/2028 (w)	515	589
Series A, Rev., 5.00%, 09/01/2030 (w)	1,005	1,185
Series A, Rev., 5.00%, 09/01/2031	600	731
Northeast Ohio Medical University, Series A, Rev., 4.00%, 12/01/2035	250	261
Ohio Air Quality Development Authority, American Electric Power Company, Series A, Rev., AMT, 2.10%, 01/01/2029 (z)	1,250	1,237
Ohio Air Quality Development Authority, Ohio Valley Electric Corp., Rev., AMT, 2.50%, 11/01/2042 (z)	1,000	977
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project,
Rev., 1.38%, 02/01/2026 (z)	1,875	1,797
Rev., 1.50%, 02/01/2026 (z)	120	113
Ohio Higher Educational Facility Commission, Case Western Reserve, Rev., (SIFMA Municipal Swap Index + 0.23%), 0.74%, 12/01/2042 (aa)	155	154
Ohio Higher Educational Facility Commission, Otterbein Homes Obligated, Rev., 4.00%, 07/01/2023	75	77
Ohio Higher Educational Facility Commission, Senior University Circle, Inc. Project, Rev., 5.00%, 01/15/2037	265	291
Ohio Higher Educational Facility Commission, University of Dayton, Rev., 5.00%, 02/01/2034	1,125	1,302
Ohio Housing Finance Agency, Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 09/01/2048	1,130	1,181
Ohio Housing Finance Agency, Chevybrook Estates Apartments Project, Rev., 0.35%, 03/01/2024(z)	410	403
Ohio Housing Finance Agency, Franklin Manor North Project, Rev., HUD, 0.00%, 09/01/2024 (z)	1,875	1,819
Ohio Housing Finance Agency, Glen Meadows Apartments, Rev., HUD, 0.40%, 11/01/2024 (z)	620	601

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Ohio — continued
Ohio Housing Finance Agency, Marianna Terrace Apartments, Rev., HUD, 1.30%, 03/01/2025 (z)	330	325
Ohio Housing Finance Agency, Pendleton Apartments Project, Rev., HUD, 0.26%, 03/01/2025 (z)	1,750	1,721
Ohio Housing Finance Agency, Pinzone Tower Apartments Project, Rev., HUD, 0.28%, 12/01/2023 (z)	1,330	1,317
Ohio Housing Finance Agency, The Arts Apartments Project, Series A, Rev., HUD, 0.35%, 12/01/2023 (z)	2,750	2,727
Ohio State University (The), Green Bonds Multiyear Debt Issue, Rev., 5.00%, 12/01/2022	2,000	2,049
Ohio Turnpike & Infrastructure Commission, Junior Lien Infrastructure,
Rev., 5.00%, 02/15/2028 (w)	500	560
Rev., 5.00%, 02/15/2029 (w)	1,445	1,644
Rev., 5.00%, 02/15/2032 (w)	270	318
Rev., 5.00%, 02/15/2033 (w)	365	435
Rev., 5.00%, 02/15/2039 (w)	3,000	3,510
Ohio Turnpike & Infrastructure Commission, Junior Lien, Infrastructure Project, Rev., 5.00%, 02/15/2025	455	469
Ohio Water Development Authority,
Series A, Rev., 5.00%, 06/01/2029	500	591
Series A, Rev., 5.00%, 12/01/2035	1,000	1,204
Ohio Water Development Authority Water Pollution Control Loan Fund, Green Bond, Series A, Rev., 5.00%, 12/01/2034	160	195
Ohio Water Development Authority, Fresh Water, Series A, Rev., 5.00%, 06/01/2023	155	161
Ohio Water Development Authority, Water Pollution Control Loan Fund, Series A, Rev., VRDO, 0.46%, 04/07/2022 (z)	3,500	3,500
State of Ohio,
Series A, GO, 5.00%, 09/15/2022	95	97
Series A, GO, 5.00%, 02/01/2024	2,000	2,113
Series A, GO, 5.00%, 09/01/2024	1,500	1,609
Series A, GO, 5.00%, 02/01/2038 (p)	3,000	3,334
State of Ohio, Cleveland Clinic Health System,
Rev., 5.00%, 01/01/2023	935	960
Rev., 5.00%, 01/01/2024	1,155	1,218
Rev., 5.00%, 01/01/2025	1,670	1,801
Rev., 5.00%, 01/01/2026	4,750	5,248
Rev., 5.00%, 01/01/2033	2,410	2,895
Rev., 5.00%, 01/01/2034	2,425	2,908
Rev., 5.00%, 01/01/2039	570	679
Series A, Rev., 5.00%, 01/01/2027	940	1,061
State of Ohio, Common School, Series A, GO, 5.00%, 06/15/2022	825	832
State of Ohio, Common Schools,
Series C, GO, 5.00%, 03/15/2026	4,000	4,451
Series C, GO, 5.00%, 03/15/2030	125	150
State of Ohio, Common Shares, Series C, GO, 4.00%, 09/15/2022	5,000	5,064
State of Ohio, GARVEE,
Series 1A, Rev., 5.00%, 12/15/2025	800	883
Series 1A, Rev., 5.00%, 12/15/2028	1,000	1,175

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Ohio — continued
State of Ohio, Higher Education,
Series A, GO, 5.00%, 05/01/2032	10,000	11,327
Series A, GO, 5.00%, 05/01/2039 (p)	2,215	2,532
Series C, GO, 5.00%, 08/01/2028 (p)	350	408
State of Ohio, Infrastructure Improvement, GO, 5.00%, 03/01/2034	1,000	1,227
State of Ohio, Mental Health Facilities Improvement,
Series A, Rev., 5.00%, 02/01/2024	1,045	1,105
Series A, Rev., 5.00%, 02/01/2025	1,000	1,082
State of Ohio, Natural Resources, Series S, GO, 5.00%, 04/01/2024 (p)	180	186
State of Ohio, Portsmouth Bypass Project P3, Rev., AMT, 5.00%, 06/30/2022	160	161
State of Ohio, Premier Health Partners,
Rev., 4.00%, 11/15/2039	1,320	1,387
Rev., 4.00%, 11/15/2041	1,450	1,519
Rev., 5.00%, 11/15/2028	680	778
State of Ohio, University Hospitals Health, Rev., 4.00%, 01/15/2037	1,000	1,055
State of Ohio, University Hospitals Health System, Series A, Rev., 5.00%, 01/15/2041	1,000	1,086
State of Ohio, Unrefunded Higher Education, Series C, GO, 5.00%, 08/01/2028	1,650	1,925
Toledo City School District, School Facilities Improvement,
GO, 5.00%, 12/01/2030 (p)	1,125	1,183
Series B, GO, 5.00%, 12/01/2024 (p)	1,585	1,624

		149,095

Oklahoma — 0.3%
Oklahoma City Economic Development Trust Increment District #8 Project,
Rev., 4.00%, 03/01/2032	1,640	1,830
Rev., 4.00%, 03/01/2033	5,000	5,559
Rev., 4.00%, 03/01/2034	4,440	4,922
Oklahoma Development Finance Authority, Gilcrease Expressway West, Rev., AMT, 1.63%, 07/06/2023	1,100	1,091
Oklahoma Housing Finance Agency, Homeownership Loan Program, Series B, Rev., GNMA/FNMA/FHLMC, 3.25%, 09/01/2050	2,675	2,713
Tulsa County Independent School District No. 1 Tulsa, Series B, GO, 2.00%, 09/01/2026	5,000	4,923

		21,038

Oregon — 0.9%
City of Portland Water System Revenue, Second Lien, Series A, Rev., 5.00%, 05/01/2033	1,825	2,166
Hospital Facilities Authority of Multnomah County Oregon, Green Bond Terwilliger, Rev., 0.95%, 06/01/2027	1,200	1,083
Jackson County School District No. 5 Ashland, GO, SCH BD GTY, 5.00%, 06/15/2030	1,000	1,181
Medford Hospital Facilities Authority, Asante Project, Series A, Rev., AGM, 4.00%, 08/15/2045	1,330	1,392
Multnomah County School District No. 1 Portland,
GO, SCH BD GTY, 5.00%, 06/15/2028	1,850	2,154
Series B, GO, SCH BD GTY, 5.00%, 06/15/2022	10,000	10,080
Oregon Health & Science University, Series B1, Rev., 5.00%, 07/01/2046 (z)	1,500	1,755
Oregon State Business Development Commission, Intel Corp. Project, Series 232, Rev., 2.40%, 12/01/2040 (z)	200	201
Oregon State Facilities Authority, Providence Health and Services, Series A, Rev., 5.00%, 10/01/2022	80	81

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Oregon — continued
Oregon State Facilities Authority, Samaritan Health Services Project, Rev., 5.00%, 10/01/2031	1,740	1,911
Oregon State Lottery, Series A, Rev., 5.00%, 04/01/2026	720	782
Port of Portland Airport Revenue,
Series 27A, Rev., AMT, 5.00%, 07/01/2028	1,595	1,804
Series 27A, Rev., AMT, 5.00%, 07/01/2036	2,000	2,277
Port of Portland Airport Revenue, Portland International Airport, Series 25B, Rev., AMT, 5.00%, 07/01/2039	1,020	1,141
Salem Hospital Facility Authority, Capital Manor Project,
Rev., 4.00%, 05/15/2032	185	190
Rev., 4.00%, 05/15/2040	750	763
Salem Hospital Facility Authority, Multi Model, Salem Health Projects, Series A, Rev., 5.00%, 05/15/2023	100	104
State of Oregon, Series N, GO, 5.00%, 12/01/2023	1,890	1,893
State of Oregon Department of Transportation, Subordinate, Series A, Rev., 5.00%, 11/15/2036	9,095	10,762
State of Oregon Housing & Community Services Department, Single Family Mortgage Program, Series A, Rev., 3.00%, 07/01/2052	650	653
State of Oregon Housing & Community Services Department, The Susan Emmons Apartment, Rev., HUD, 0.38%, 06/01/2024 (z)	3,695	3,576
State of Oregon Housing & Community Services Department, Westwind Apartments Project, Rev., HUD, 0.25%, 03/01/2024 (z)	360	354
State of Oregon, Article XI M & XI N Seismic Projects, GO, 5.00%, 06/01/2029	1,000	1,188
State of Oregon, Article XI Q, Series F, GO, 5.00%, 05/01/2030	100	111
State of Oregon, Article Xi-M & Xi-N Seismic, GO, 5.00%, 06/01/2030	1,995	2,408
State of Oregon, Veterans Welfare Bonds Series, GO, 3.00%, 12/01/2051	1,990	1,994
University of Oregon, Series A, Rev., 5.00%, 04/01/2048	1,000	1,131
Yamhill County Hospital Authority, Friendsview, Series B3, Rev., 1.75%, 11/15/2026	2,000	1,921

		55,056

Pennsylvania — 5.3%
Allegheny County Airport Authority, Series A, Rev., AGM, AMT, 4.00%, 01/01/2046	11,800	12,122
Allegheny County Hospital Development Authority, Health Network Obligations,
Rev., 5.00%, 04/01/2033	1,000	1,124
Series A, Rev., 5.00%, 04/01/2047	3,000	3,318
Allegheny County Hospital Development Authority, University Pittsburgh Medical Center, Rev., 4.00%, 07/15/2038	1,375	1,443
Allegheny County, Hospital Development Authority, Health Network Obligations, Series A, Rev., 5.00%, 04/01/2023	1,000	1,031
Allegheny County, Hospital Development Authority, Pittsburg University Medical Center,
Series A, Rev., 4.00%, 07/15/2036	2,200	2,319
Series A, Rev., 5.00%, 07/15/2027	765	871
Allegheny County, Sanitary Authority,
Series B, Rev., 4.00%, 06/01/2035	400	445
Series B, Rev., 4.00%, 06/01/2036	675	750
Series B, Rev., 5.00%, 06/01/2030	500	588
Series B, Rev., 5.00%, 06/01/2032	550	666
Series B, Rev., 5.00%, 06/01/2033	600	724
Allentown Neighborhood Improvement Zone Development Authority, Forward Delivery, Rev., 5.00%, 05/01/2042	1,000	1,123
Allentown Neighborhood Improvement Zone Development Authority, Senior Tax Revenue, Rev., 6.00%, 05/01/2042 (e)	280	316

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
Bentworth School District, Series A, GO, BAM, 4.00%, 03/15/2025	1,380	1,453
Berks County Industrial Development Authority, Tower Health Project,
Rev., 4.00%, 11/01/2050	1,500	1,285
Rev., 5.00%, 11/01/2047	3,155	3,232
Bethlehem Area School District Authority, Bethlehem Area School District,
Rev., (United States SOFR * 0.67 + 0.35%), 0.54%, 01/01/2030 (aa)	635	630
Rev., (United States SOFR * 0.67 + 0.35%), 0.54%, 07/01/2031 (aa)	875	869
Rev., (United States SOFR * 0.67 + 0.35%), 0.54%, 01/01/2032 (aa)	670	665
Bucks County, Industrial Development Authority, Waste Management, Inc. Project, Rev., AMT, 2.75%, 12/01/2022	100	100
Capital Region Water, Water Revenue, Rev., 5.00%, 07/15/2032	1,000	1,165
Chester County Health and Education Facilities Authority, Main Line Health System, Series B, Rev., 5.00%, 06/01/2024	1,000	1,064
City of Philadelphia,
GO, AGM, 5.00%, 08/01/2031	1,795	2,037
Series A, GO, 5.00%, 08/01/2030	4,000	4,354
City of Philadelphia Airport Revenue,
Series A, Rev., 5.00%, 07/01/2047	5,000	5,456
Series C, Rev., AMT, 4.00%, 07/01/2050	1,500	1,530
Series C, Rev., AMT, 5.00%, 07/01/2028	10,000	11,266
City of Philadelphia Airport Revenue, Private Activity, Rev., AGM, AMT, 4.00%, 07/01/2041	1,100	1,142
City of Philadelphia, Airport Revenue, Series B, Rev., AMT, 5.00%, 07/01/2035	2,235	2,452
City of Philadelphia, Airport Revenue, Private Activity, Rev., AGM, AMT, 4.00%, 07/01/2046	3,750	3,848
City of Philadelphia, Water & Wastewater Revenue, Series A, Rev., 5.00%, 11/01/2040	2,790	3,258
City of Pittsburgh,
GO, 5.00%, 09/01/2030	500	571
Series B, GO, 5.00%, 09/01/2025 (p)	1,500	1,524
Series B, GO, 5.00%, 09/01/2026 (p)	1,000	1,016
Commonwealth Financing Authority, Series B, Rev., 5.00%, 06/01/2027 (p)	500	503
Commonwealth of Pennsylvania,
Series 1, GO, 4.00%, 03/15/2034	5,000	5,218
Series 1, GO, 4.00%, 03/01/2035	3,650	3,959
Series 1, GO, 4.00%, 03/15/2035	2,000	2,086
County of Allegheny, Series C75, GO, 5.00%, 11/01/2028	2,305	2,596
County of Berks, GO, 4.00%, 11/15/2027 (p)	225	233
County of Lehigh, St. Luke’s Hospital Project, Rev., (SIFMA Municipal Swap Index + 1.10%), 1.61%, 08/15/2038 (aa)	355	366
Cumberland County Municipal Authority, Rev., 5.00%, 05/01/2030	1,000	1,100
Cumberland Valley School District,
GO, 5.00%, 11/15/2032 (p)	150	158
GO, 5.00%, 11/15/2034 (p)	140	147
Delaware River Joint Toll Bridge Commission, Series A, Rev., 5.00%, 07/01/2025 (p)	1,020	1,030
Delaware River Port Authority,
Rev., 5.00%, 01/01/2030	2,500	2,629
Rev., 5.00%, 01/01/2037	3,000	3,146
Delaware Valley Regional Finance Authority,
Series A, Rev., AMBAC, 5.50%, 08/01/2028	5,000	5,863
Series C, Rev., (ICE LIBOR USD 3 Month * 0.67 + 0.75%), 1.10%, 06/01/2037 (aa)	250	237

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
DuBois Hospital Authority, Penn Highlands Healthcare,
Rev., 4.00%, 07/15/2045	1,400	1,447
Rev., 5.00%, 07/15/2043	3,410	3,778
Emmaus General Authority, Rev., VRDO, AGM, 0.50%, 04/07/2022 (z)	3,510	3,510
Geisinger Authority, Geisinger Health System,
Rev., (ICE LIBOR USD 1 Month * 0.67 + 1.07%), 1.37%, 06/01/2028 (aa)	500	503
Series C, Rev., 5.00%, 04/01/2043 (z)	2,630	3,076
Geisinger Authority, Geisinger Health System Obligation Group, Rev., 4.00%, 04/01/2039	1,000	1,053
Lancaster County Hospital Authority, Health Facilities St. Annes, Rev., 5.00%, 04/01/2033	1,830	1,832
Lancaster County Hospital Authority, Penn State Health, Rev., 5.00%, 11/01/2037	600	686
Lancaster Industrial Development Authority, Landis Homes Retirement Community, Rev., 4.00%, 07/01/2056	765	712
Lehigh County General Purpose Authority, Good Shepherd Group, Series A, Rev., 4.00%, 11/01/2022	315	320
Lehigh County Industrial Development Authority, Electricity Utilities Corp., Rev., 1.80%, 09/01/2029 (z)	2,000	2,001
Lycoming County Authority, Pennsylvania College Technology, Rev., 5.00%, 05/01/2026 (p)	2,000	2,006
Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Rev., 4.00%, 05/01/2038	250	265
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Project, Rev., 4.00%, 09/01/2044	1,610	1,679
Montgomery County Industrial Development Authority, Retirement,
Rev., 5.00%, 11/15/2025 (p)	1,500	1,507
Rev., 5.00%, 11/15/2028 (p)	1,600	1,608
Montgomery County Industrial Development Authority, Retirement Life Communities,
Rev., 5.00%, 11/15/2033	1,500	1,653
Series C, Rev., 5.00%, 11/15/2045	2,585	2,890
New Castle Sanitation Authority,
Series A, Rev., AGM, 3.00%, 06/01/2029	500	512
Series A, Rev., AGM, 3.00%, 06/01/2030	500	511
Norristown Area School District, GO, 5.00%, 09/01/2026	1,500	1,656
Pennsylvania Economic Development Financing Authority,
Rev., AMT, 5.00%, 06/30/2022	1,000	1,009
Series A, Rev., 5.00%, 11/15/2023	1,665	1,748
Pennsylvania Economic Development Financing Authority, Bridges Finco Project, Rev., AMT, 5.00%, 06/30/2023	495	514
Pennsylvania Economic Development Financing Authority, Draw Down, Rev., AMT, 0.30%, 04/01/2049 (z)	3,500	3,490
Pennsylvania Economic Development Financing Authority, Pennsylvania Bridges Finco LP P3 Project,
Rev., AMT, 5.00%, 12/31/2030	3,460	3,704
Rev., AMT, 5.00%, 12/31/2034	1,000	1,065
Pennsylvania Economic Development Financing Authority, Philadelphia Biosolids Facility,
Rev., 4.00%, 01/01/2028	1,590	1,676
Rev., 4.00%, 01/01/2029	450	475
Rev., 4.00%, 01/01/2031	800	845
Pennsylvania Economic Development Financing Authority, PPL Energy Supply LLC, Series B, Rev., VRDO, LOC: MUFG Bank Ltd., 0.68%, 04/07/2022 (z)	7,000	7,000
Pennsylvania Economic Development Financing Authority, Republic Services, Rev., AMT, 0.25%, 04/01/2034 (z)	1,310	1,309

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
Pennsylvania Economic Development Financing Authority, Republic Services, Inc. Project,
Rev., AMT, 0.23%, 06/01/2044 (w) (z)	23,980	23,980
Series B1, Rev., AMT, 0.25%, 04/01/2049 (z)	7,050	7,047
Pennsylvania Economic Development Financing Authority, UPMC, Series A1, Rev., 4.00%, 04/15/2045	5,440	5,704
Pennsylvania Economic Development Financing Authority, Waste Management Project, Rev., 0.95%, 12/01/2033 (z)	4,375	4,026
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Rev., AMT, 1.10%, 06/01/2031 (z)	2,000	1,860
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project,
Rev., AMT, 0.45%, 08/01/2045 (z)	2,200	2,199
Rev., AMT, (SIFMA Municipal Swap Index + 0.40%), 0.91%, 06/01/2041 (aa)	805	801
Rev., AMT, 1.75%, 08/01/2038 (z)	5,000	4,899
Series A, Rev., AMT, 0.58%, 08/01/2037 (z)	2,610	2,492
Pennsylvania Higher Education Assistance Agency, Series A, Rev., AMT, 5.00%, 06/01/2026	95	104
Pennsylvania Higher Educational Facilities Authority, Temple University,
Rev., 5.00%, 04/01/2035 (p)	5,000	5,000
Rev., 5.00%, 04/01/2042 (p)	3,025	3,025
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania, Rev., 5.00%, 08/15/2036	1,935	2,295
Pennsylvania Higher Educational Facilities Authority, University Pennsylvania Health System, Series A, Rev., 4.00%, 08/15/2035	1,170	1,240
Pennsylvania Housing Finance Agency, Series 133, Rev., 3.00%, 10/01/2050	3,555	3,573
Pennsylvania Housing Finance Agency, Harrison Senior Tower, Rev., 0.25%, 06/01/2024 (z)	2,125	2,077
Pennsylvania Housing Finance Agency, School of Nursing, Rev., HUD, 0.27%, 08/01/2024 (z)	3,200	3,112
Pennsylvania Housing Finance Agency, Social Bond,
Series 136, Rev., 3.00%, 10/01/2051	1,155	1,161
Series 137, Rev., 3.00%, 10/01/2051	1,775	1,778
Series 138A, Rev., 3.00%, 10/01/2052	1,395	1,398
Pennsylvania Housing Finance Agency, Social Bonds,
Series 134B, Rev., AMT, 5.00%, 04/01/2022	1,000	1,000
Series 134B, Rev., AMT, 5.00%, 10/01/2022	1,000	1,017
Series 135A, Rev., 3.00%, 10/01/2051	2,145	2,156
Pennsylvania Turnpike Commission,
Series A1, Rev., 5.00%, 12/01/2027	1,000	1,150
Series A1, Rev., 5.00%, 12/01/2031	250	286
Series A1, Rev., 5.00%, 12/01/2034	1,000	1,140
Series A1, Rev., 5.00%, 12/01/2046	1,000	1,098
Series A2, Rev., 5.00%, 12/01/2024	100	108
Series A, Rev., 5.00%, 12/01/2044	2,000	2,304
Series A, Rev., AGM, 5.25%, 07/15/2028	300	354
Series A, Rev., 5.25%, 12/01/2044	2,500	2,923
Series B, Rev., 4.00%, 12/01/2039	3,000	3,151
Series B, Rev., 5.00%, 12/01/2022	400	409
Series B, Rev., 5.00%, 12/01/2026	400	451
Series B, Rev., 5.00%, 12/01/2027	900	1,035
Series B, Rev., 5.00%, 12/01/2028	700	819
Series C, Rev., 4.00%, 12/01/2040	1,400	1,501

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
Series C, Rev., 4.00%, 12/01/2042	1,555	1,661
Series C, Rev., 5.00%, 12/01/2027	345	397
Pennsylvania Turnpike Commission, Motor License, Rev., 5.00%, 12/01/2040	1,000	1,123
Pennsylvania Turnpike Commission, Senior Lien, Series A, Rev., 5.00%, 12/01/2042 (p)	1,085	1,111
Pennsylvania Turnpike Commission, Subordinate, Series A, Rev., 4.00%, 12/01/2043	2,135	2,243
Pennsylvania Turnpike Commission, Subordinated, Series A, Rev., 5.00%, 12/01/2036	2,775	3,062
Philadelphia Authority for Industrial Development, Rev., 5.00%, 05/01/2033	1,250	1,436
Philadelphia Authority for Industrial Development, String Theory Charter School, Rev., 5.00%, 06/15/2040 (e)	900	959
Philadelphia Authority for Industrial Development, Thomas Jefferson, Rev., VRDO, 0.73%, 04/07/2022 (z)	16,000	16,000
Philadelphia Authority for Industrial Development, Thomas Jefferson University,
Series A, Rev., 5.00%, 09/01/2032	1,110	1,236
Series A, Rev., 5.00%, 09/01/2035	1,105	1,229
Series A, Rev., 5.00%, 09/01/2047	1,000	1,105
Philadelphia Gas Works Co., Series A, Rev., AGM, 4.00%, 08/01/2045	5,000	5,341
Pittsburgh Water & Sewer Authority,
Series B, Rev., AGM, 4.00%, 09/01/2036	500	547
Series B, Rev., AGM, 4.00%, 09/01/2038	500	538
Series B, Rev., AGM, 4.00%, 09/01/2045	2,250	2,384
Series C, Rev., AGM, (SIFMA Municipal Swap Index + 0.65%), 1.16%, 09/01/2040 (aa)	4,275	4,287
Pittsburgh Water & Sewer Authority, Subordinated, Series B, Rev., AGM, 5.00%, 09/01/2031	1,750	2,108
School District of Philadelphia (The),
Series A, GO, 5.00%, 09/01/2027	420	474
Series A, GO, 5.00%, 09/01/2031	245	293
Series A, GO, 5.00%, 09/01/2034	375	442
School District of Philadelphia (The), Green Bond,
Series B, GO, 5.00%, 09/01/2027	895	1,010
Series B, GO, 5.00%, 09/01/2028	1,485	1,703
Series B, GO, 5.00%, 09/01/2029	450	524
Scranton School District, Series E, GO, BAM, 4.00%, 12/01/2037	1,025	1,095
Sports & Exhibition Authority of Pittsburgh and Allegheny County,
Rev., AGM, 5.00%, 02/01/2027	2,250	2,512
Rev., AGM, 5.00%, 02/01/2028	2,590	2,935
State Public School Building Authority, Montgomery County Community College, Rev., 5.50%, 05/01/2033 (p)	1,000	1,041
State Public School Building Authority, Northampton County Area Community,
Rev., BAM, 4.00%, 03/01/2029	1,000	1,093
Rev., BAM, 4.00%, 03/01/2030	640	697
Rev., BAM, 4.00%, 03/01/2031	500	542
Rev., BAM, 5.00%, 03/01/2027	715	805
Rev., BAM, 5.00%, 03/01/2028	755	864
State Public School Building Authority, Philadelphia Community College Project, Rev., 5.00%, 06/15/2022	250	252
State Public School Building Authority, Philadelphia School District, Rev., AGM, 5.00%, 06/01/2030	3,480	3,879
State Public School Building Authority, School District of Philadelphia,
Rev., 5.00%, 04/01/2024 (p)	2,000	2,000
Rev., 5.00%, 04/01/2030 (p)	3,000	3,000

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
Westmoreland County Industrial Development Authority, Excela Health Project,
Series A, Rev., 4.00%, 07/01/2025	575	608
Series A, Rev., 4.00%, 07/01/2026	1,250	1,338
Series A, Rev., 5.00%, 07/01/2028	1,400	1,608

		335,223

Puerto Rico — 0.5%
Commonwealth of Puerto Rico, Restructured,
Series A1, GO, 4.00%, 07/01/2033	481	470
Series A1, GO, 4.00%, 07/01/2035	433	417
Series A1, GO, 4.00%, 07/01/2037	371	357
Series A1, GO, 4.00%, 07/01/2041	505	479
Series A1, GO, 4.00%, 07/01/2046	525	494
Series A1, GO, 5.25%, 07/01/2023	538	551
Series A1, GO, 5.38%, 07/01/2025	536	566
Series A1, GO, 5.63%, 07/01/2027	2,531	2,764
Series A1, GO, 5.63%, 07/01/2029	1,523	1,698
Series A1, GO, 5.75%, 07/01/2031	508	578
Series A, GO, Zero Coupon, 07/01/2024	248	226
Series A, GO, Zero Coupon, 07/01/2033	620	358
Commonwealth of Puerto Rico, Subordinate, Note Claims, Series CW, 0.00%, 11/01/2043 (z)	2,404	1,292
Puerto Rico Electric Power Authority,
Series AAA, Rev., 5.25%, 07/01/2023 (d)	100	96
Series AAA, Rev., 5.25%, 07/01/2024 (d)	2,450	2,352
Series CCC, Rev., 4.63%, 07/01/2025 (d)	100	95
Series DDD, Rev., 5.00%, 07/01/2020 (d)	570	544
Series TT, Rev., 5.00%, 07/01/2020 (d)	285	272
Series TT, Rev., 5.00%, 07/01/2021 (d)	100	95
Series TT, Rev., 5.00%, 07/01/2037 (d)	1,200	1,146
Series XX, Rev., 4.63%, 07/01/2025 (d)	100	95
Series XX, Rev., 4.75%, 07/01/2026 (d)	295	281
Series ZZ, Rev., 4.25%, 07/01/2020 (d)	470	444
Series ZZ, Rev., 5.25%, 07/01/2019 (d)	580	557
Series ZZ, Rev., 5.25%, 07/01/2023 (d)	500	480
Puerto Rico Electric Power Authority, Libor, Series UU, Rev., AGM, (ICE LIBOR USD 3 Month * 0.67 + 0.52%), 0.66%, 07/01/2029 (aa)	325	327
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured, Series A1, Rev., Zero Coupon, 07/01/2031	2,925	2,165
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Restructured,
Series A1, Rev., 4.55%, 07/01/2040	1,155	1,210
Series A2, Rev., 4.33%, 07/01/2040	9,100	9,414

		29,823

Rhode Island — 0.2%
Rhode Island Housing and Mortgage Finance Corp., Series 71, Rev., GNMA COLL, 3.75%, 10/01/2049	500	514
Rhode Island Housing and Mortgage Finance Corp., Homeownership Opportunity,
Series 73A, Rev., 0.95%, 04/01/2026	500	471
Series 73A, Rev., 1.10%, 04/01/2027	300	280

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Rhode Island — continued
Series 73A, Rev., 1.65%, 10/01/2029	715	662
Series 73A, Rev., 3.00%, 10/01/2050	1,455	1,463
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, Series 75A, Rev., 3.00%, 10/01/2051	4,420	4,441
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund,
Series A, Rev., 5.00%, 10/01/2028 (p)	2,480	2,733
Series A, Rev., 5.00%, 10/01/2030 (p)	1,210	1,334
Rhode Island Student Loan Authority, Senior Bond, Series A, Rev., AMT, 5.00%, 12/01/2029	370	426

		12,324

South Carolina — 1.4%
City of Rock Hill, Combined Utility System, Rev., 5.00%, 01/01/2027	250	276
Columbia Housing Authority, Colonial Bluffs Apartments, Rev., 1.25%, 08/01/2025 (z)	770	753
Columbia Housing Authority, Palmetto Terrace Apartment, Rev., 0.31%, 06/01/2024 (z)	935	914
Lexington County Health Services District, Inc., Lexmed Obligated Group,
Rev., 4.00%, 11/01/2030	1,000	1,068
Rev., 4.00%, 11/01/2031	1,000	1,066
Patriots Energy Group Financing Agency, Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 10/01/2048 (z)	40	41
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Series S, Rev., 5.00%, 12/01/2048 (z)	1,000	1,098
South Carolina Jobs-Economic Development Authority, McLeod Health Projects, Rev., 5.00%, 11/01/2048	1,000	1,123
South Carolina Jobs-Economic Development Authority, Prisma Health Obligated Group, Series A, Rev., 5.00%, 05/01/2030	1,500	1,700
South Carolina Jobs-Economic Development Authority, Prisma Health Obligation Group, Rev., VRDO, 0.74%, 04/07/2022 (z)	16,800	16,800
South Carolina Ports Authority, Rev., AMT, 5.00%, 07/01/2043	5,680	6,249
South Carolina Ports Authority, Unrefunded, Rev., AMT, 5.25%, 07/01/2055 (p)	2,000	2,187
South Carolina Public Service Authority,
Series A, Rev., 4.00%, 12/01/2033	1,000	1,076
Series A, Rev., 4.00%, 12/01/2034	2,000	2,142
Series A, Rev., 4.00%, 12/01/2037	2,000	2,154
Series A, Rev., 4.00%, 12/01/2038	520	559
Series A, Rev., 5.00%, 12/01/2024	500	537
Series A, Rev., 5.00%, 12/01/2025	1,000	1,096
Series A, Rev., 5.00%, 12/01/2027	1,525	1,737
Series A, Rev., 5.00%, 12/01/2028	1,700	1,837
Series A, Rev., 5.00%, 12/01/2029	85	100
Series A, Rev., 5.00%, 12/01/2031	4,500	5,308
Series A, Rev., 5.00%, 12/01/2032	1,000	1,173
Series A, Rev., 5.00%, 12/01/2050	5,000	5,364
Series B, Rev., 5.00%, 12/01/2041	1,000	1,107
South Carolina Public Service Authority, Santee Cooper, Series A, Rev., 5.75%, 12/01/2043 (p)	4,445	4,733
South Carolina Public Service Authority, Santee Cooper Project, Series D, Rev., 5.00%, 12/01/2043 (p)	3,125	3,145
South Carolina State Housing Finance & Development Authority,
Series A, Rev., 3.00%, 01/01/2052	1,585	1,591
Series A, Rev., 4.00%, 07/01/2050	3,110	3,232

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
South Carolina — continued
Series A, Rev., 4.00%, 01/01/2052 (w)	900	945
Series B, Rev., 3.25%, 01/01/2052	7,895	8,003
South Carolina State Housing Finance & Development Authority, James Lewis Jr. Eastside, Rev., FNMA COLL, 0.30%, 09/01/2024 (z)	2,190	2,103
South Carolina State Housing Finance & Development Authority, Villages At Congaree, Rev., 1.25%, 06/01/2025 (z)	895	876
Spartanburg Housing Authority, Connecticut Village Apartments, Rev., 1.05%, 08/01/2025 (z)	625	617
Spartanburg Housing Authority, Hickory Heights And Oakland, Rev., HUD, 0.29%, 10/01/2024 (z)	3,790	3,719
Spartanburg Regional Health Services District, Services District, Inc.,
Rev., 5.00%, 04/15/2026	565	619
Rev., 5.00%, 04/15/2028	500	566
Rev., 5.00%, 04/15/2033	500	598

		88,212

South Dakota — 0.1%
County of Lincoln, Augustana College Association, Rev., 4.00%, 08/01/2041	250	250
South Dakota Housing Development Authority, Homeownership Mortgage, Series B, Rev., 3.00%, 11/01/2051	3,000	3,015

		3,265

Tennessee — 1.8%
Chattanooga Health Educational & Housing Facility Board, Battery Heights Apartments, Rev., 0.20%, 08/01/2024 (z)	1,020	991
Chattanooga Health Educational & Housing Facility Board, CommonSpirit Health, Series A1, Rev., 5.00%, 08/01/2028	305	348
City of Clarksville Water Sewer & Gas Revenue, Rev., 5.00%, 02/01/2041 (p)	965	1,069
City of Knoxville, Wastewater System Revenue, Series A, Rev., 5.00%, 04/01/2028	2,000	2,320
City of Memphis Storm Water System Revenue, Rev., 5.00%, 10/01/2044	3,365	3,807
City of Memphis, Gas System Revenue, Rev., 4.00%, 12/01/2045	2,175	2,321
City of Memphis, Sanitary Sewerage System Revenue,
Series B, Rev., 5.00%, 10/01/2022	1,430	1,456
Series B, Rev., 5.00%, 10/01/2023	1,000	1,048
Series B, Rev., 5.00%, 10/01/2027	1,000	1,150
County of Coffee, GO, 5.00%, 06/01/2026	250	280
Health Educational and Housing Facility Board of the City of Memphis (The), Tillman Cove Apartments, Rev., HUD, 0.55%, 12/01/2024 (z)	6,275	6,023
Health Educational and Housing Facility Board of the City of Memphis, Memphis Towers Apartments, Rev., 0.25%, 12/01/2023 (z)	3,875	3,838
Knoxville’s Community Development Corp., Austin 1B Apartments Project, Rev., 0.22%, 10/01/2024 (z)	320	309
Memphis-Shelby County Airport Authority,
Rev., AMT, 5.00%, 07/01/2032	270	301
Rev., AMT, 5.00%, 07/01/2043	2,055	2,250
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Bond, Vanderbilt University Medical Center, Series A, Rev., 5.00%, 07/01/2040	2,685	2,930
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Bonds, Richland Hills Apartments Project, Rev., HUD, 1.25%, 12/01/2024 (z)	5,644	5,537
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Bonds, Vanderbilt University Medical, Rev., 5.00%, 07/01/2031	2,750	3,238

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Tennessee — continued
Metropolitan Government Nashville & Davidson County Industrial Development Board, Waste Management, Inc. Tenn Project, Rev., AMT, 0.58%, 08/01/2031 (z)	600	573
Metropolitan Government of Nashville & Davidson County, Water & Sewer Revenue, Rev., 5.00%, 07/01/2025 (p)	560	583
Shelby County Health Educational & Housing Facilities Board, Rev., VRDO, AGM, 0.38%, 04/01/2022 (z)	31,855	31,855
State of Tennessee, Series A, GO, 5.00%, 08/01/2035 (p)	2,250	2,470
Tennergy Corp., Series A, Rev., 4.00%, 12/01/2051 (z)	9,310	9,871
Tennessee Energy Acquisition Corp.,
Rev., 4.00%, 11/01/2049 (z)	3,250	3,358
Rev., 5.00%, 05/01/2052 (z)	20,095	22,990
Tennessee Energy Acquisition Corp., Junior, Series B, Rev., 5.63%, 09/01/2026	1,410	1,583
Tennessee Housing Development Agency, Residential Finance Program Bonds, Rev., 4.00%, 01/01/2048	2,480	2,573
Tennessee Housing Development Agency, Residential Finance Program I, Rev., 3.75%, 01/01/2050	290	299

		115,371

Texas — 9.8%
Abilene Independent School District, School Building, GO, PSF-GTD, 5.00%, 02/15/2024 (p)	2,800	2,885
Argyle Independent School District, Series A, GO, PSF-GTD, 5.00%, 08/15/2027	1,000	1,144
Arlington Higher Education Finance Corp.,
Series A, Rev., PSF-GTD, 4.00%, 08/15/2024	200	209
Series A, Rev., PSF-GTD, 4.00%, 08/15/2025	445	470
Series A, Rev., PSF-GTD, 4.00%, 08/15/2026	265	283
Series A, Rev., PSF-GTD, 4.00%, 08/15/2030	425	468
Series A, Rev., PSF-GTD, 5.00%, 08/15/2031	555	669
Arlington Higher Education Finance Corp., Legacy Traditional Schools, Rev., 4.13%, 02/15/2041	815	711
Austin Affordable Public Facility Corp., Inc., Bridge at Turtle Creek, Rev., 0.42%, 12/01/2040 (z)	6,000	5,872
Austin Community College District, Maintenance Tax Notes, GO, 5.00%, 08/01/2022	250	253
Austin Convention Enterprises, Inc., First Tier Convention Center, Rev., 5.00%, 01/01/2033	1,125	1,191
Austin Independent School District,
GO, PSF-GTD, 5.00%, 08/01/2026	1,250	1,403
GO, PSF-GTD, 5.00%, 08/01/2028	1,000	1,166
Azle Independent School District, GO, PSF-GTD, 5.00%, 02/15/2025	1,000	1,085
Balmorhea Independent School District, Series A, GO, PSF-GTD, 4.00%, 02/15/2050	2,500	2,545
Barbers Hill Independent School District, GO, PSF-GTD, 5.00%, 02/15/2029	2,185	2,577
Bastrop Independent School District, GO, PSF-GTD, 5.00%, 02/15/2025	1,565	1,699
Bexar County Hospital District, Certificates Obligation, GO, 5.00%, 02/15/2031	1,000	1,175
Board of Regents of the University of Texas System,
Series A, Rev., 5.00%, 08/15/2030	1,000	1,207
Series E, Rev., 5.00%, 08/15/2027	1,000	1,147
Board of Regents of the University of Texas System, Financing System, Series C, Rev., 5.00%, 08/15/2025	3,750	4,115
Brazoria County Toll Road Authority, Subordinated Lien, Series A, Rev., CNTY GTD, 5.00%, 03/01/2033	1,670	1,882

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Brazosport Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2027	2,500	2,830
GO, PSF-GTD, 5.00%, 02/15/2028	2,500	2,881
GO, PSF-GTD, 5.00%, 02/15/2029	2,000	2,345
GO, PSF-GTD, 5.00%, 02/15/2030	3,000	3,523
Cameron County Housing Finance Corp., Sunfield Country Apartments, Rev., 0.28%, 02/01/2024 (z)	415	404
Capital Area Housing Finance Corp., Grand Avenue Flats, Rev., 0.29%, 08/01/2039 (z)	2,015	1,911
Capital Area Housing Finance Corp., Redwood Apartments, Rev., 0.41%, 01/01/2041 (z)	9,205	8,895
Carrollton-Farmers Branch Independent School District, GO, PSF-GTD, 5.00%, 02/15/2023	935	963
Central Texas Regional Mobility Authority,
Series B, Rev., 4.00%, 01/01/2040	800	841
Series B, Rev., 4.00%, 01/01/2051	1,250	1,290
Series B, Rev., 5.00%, 01/01/2037	1,000	1,157
Series B, Rev., 5.00%, 01/01/2046	1,500	1,703
Central Texas Regional Mobility Authority, Senior Lien,
Series B, Rev., 4.00%, 01/01/2039	600	632
Series B, Rev., 4.00%, 01/01/2040	500	525
Series B, Rev., 5.00%, 01/01/2024	230	241
Series B, Rev., 5.00%, 01/01/2045	3,595	4,057
Series D, Rev., 5.00%, 01/01/2033	480	564
Series E, Rev., 5.00%, 01/01/2045	2,665	3,008
Central Texas Regional Mobility Authority, Subordinated, Series F, Rev., BAN, 5.00%, 01/01/2025	4,770	5,021
Central Texas Regional Mobility Authority, Subordinated Lien, Rev., 5.00%, 01/01/2042 (p)	3,000	3,075
Central Texas Turnpike System, First Tier, Series A, Rev., 5.00%, 08/15/2041 (p)	7,045	7,145
City Austin, Certificates Obligation,
GO, 5.00%, 09/01/2032	1,750	2,109
GO, 5.00%, 09/01/2033	1,100	1,323
GO, 5.00%, 09/01/2034	1,750	2,103
City of Arlington, Tax Increment Reinvestment Zone, Tax Allocation, 4.00%, 08/15/2041	1,000	1,025
City of Arlington, Water & Wastewater System Revenue, Rev., 5.00%, 06/01/2023	1,020	1,059
City of Austin Water & Wastewater System Revenue,
Rev., 4.00%, 11/15/2036	185	206
Rev., 5.00%, 11/15/2039	500	529
Series C, Rev., 5.00%, 11/15/2032	1,000	1,203
City of Austin, Airport System Revenue,
Rev., AMT, 5.00%, 11/15/2025	3,000	3,263
Series B, Rev., AMT, 5.00%, 11/15/2030	1,000	1,144
Series B, Rev., AMT, 5.00%, 11/15/2033	1,130	1,246
Series B, Rev., AMT, 5.00%, 11/15/2036	3,335	3,699
City of Austin, Electric Utility Revenue,
Series B, Rev., 5.00%, 11/15/2037	1,505	1,780
Series B, Rev., 5.00%, 11/15/2038	1,340	1,584
Series B, Rev., 5.00%, 11/15/2044	2,000	2,346
City of Austin, Refunding & Public Improvement, GO, 5.00%, 09/01/2033	620	746
City of Austin, Water & Wastewater System Revenue, Rev., 5.00%, 11/15/2041	7,000	7,828
City of Boerne, GO, 4.00%, 03/01/2026	1,335	1,434
City of Dallas Housing Finance Corp., Midpark Towers, Rev., 0.35%, 01/01/2024 (z)	1,380	1,363

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
City of Dallas, Waterworks & Sewer System Revenue,
Series C, Rev., 4.00%, 10/01/2039	7,470	8,289
Series C, Rev., 4.00%, 10/01/2040	1,000	1,107
Series C, Rev., 5.00%, 10/01/2029	1,125	1,332
Series C, Rev., 5.00%, 10/01/2032	1,950	2,345
City of Denton Utility System Revenue, Rev., 5.00%, 12/01/2022	1,000	1,023
City of Eagle Pass, Certificates Obligation,
GO, AGM, 4.00%, 03/01/2039	500	551
GO, AGM, 4.00%, 03/01/2041	680	746
City of Fort Worth, GO, 4.00%, 03/01/2030	1,150	1,275
City of Garland, Certificates Obligation, GO, 5.00%, 02/15/2024	275	291
City of Haslet, Improvement Area Second Project, Special Assessment, 3.25%, 09/01/2031 (e)	500	461
City of Houston Airport System Revenue, Subordinated Lien,
Series A, Rev., AMT, 4.00%, 07/01/2040	3,570	3,716
Series A, Rev., AMT, 5.00%, 07/01/2023 (p)	10,000	10,094
Series A, Rev., AMT, 5.00%, 07/01/2024	1,000	1,059
Series A, Rev., AMT, 5.00%, 07/01/2028	1,000	1,130
Series A, Rev., AMT, 5.00%, 07/01/2034	2,500	2,847
Series B, Rev., 5.00%, 07/01/2027	1,995	2,251
City of Houston Airport System Revenue, United Airlines, Inc. Terminal, Rev., AMT, 4.00%, 07/01/2041	3,365	3,270
City of Houston Combined Utility System Revenue, First Lien, Series A, Rev., 4.00%, 11/15/2033	1,200	1,327
City of Houston Hotel Occupancy Tax & Special Revenue, Convention & Entertainment,
Rev., 4.00%, 09/01/2022	50	51
Rev., 4.00%, 09/01/2023	50	52
Rev., 4.00%, 09/01/2024	150	156
Rev., 4.00%, 09/01/2025	45	47
Rev., 4.00%, 09/01/2029	280	306
City of Houston, Airport System Revenue, Series C, Rev., AMT, 5.00%, 07/01/2028	470	531
City of Houston, Airport System Revenue, Special Facilities, United Airlines, Inc., Rev., AMT, 5.00%, 07/15/2028	600	655
City of Houston, Airport System Revenue, Subordinated Lien,
Series A, Rev., AMT, 5.00%, 07/01/2028	890	1,005
Series B, Rev., 5.00%, 07/01/2026	1,000	1,112
Series B, Rev., 5.00%, 07/01/2030	1,000	1,176
City of Houston, Combined Utility System Revenue, First Lien,
Series A, Rev., 5.00%, 11/15/2029	1,100	1,306
Series C, Rev., 5.00%, 11/15/2029	1,850	2,195
City of Justin, Timberbrook Public Improvement, Special Assessment, 3.00%, 09/01/2031 (e)	315	285
City of Kyle, 6 Creeks Public Improvement, Special Assessment, 2.63%, 09/01/2025 (e)	500	484
City of Laredo, Certificates Obligation, GO, 5.00%, 02/15/2033	1,070	1,202
City of Lubbock Electric Light & Power System Revenue,
Rev., 5.00%, 04/15/2026	800	891
Rev., 5.00%, 04/15/2027	785	892
Rev., 5.00%, 04/15/2028	900	1,039
City of Lubbock Water & Wastewater System,
Series B, Rev., 5.00%, 02/15/2023	400	412
Series B, Rev., 5.00%, 02/15/2024	490	518

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
City of Mesquite, Waterworks & Sewer System Revenue, Rev., 4.00%, 03/01/2023	1,130	1,155
City of Palestine, Certificates Obligation, GO, AGM, 4.00%, 02/15/2046	5,000	5,438
City of San Antonio Electric & Gas Systems Revenue,
Rev., 4.00%, 02/01/2030	1,660	1,842
Rev., 5.00%, 02/01/2025 (w)	3,775	4,057
City of San Antonio Electric & Gas Systems Revenue, Junior Lien,
Rev., 4.00%, 02/01/2037	1,000	1,100
Rev., 5.00%, 02/01/2027	355	402
Rev., 5.00%, 02/01/2048 (p)	3,660	3,763
Series 2019, Rev., 2.75%, 02/01/2048 (z)	11,000	11,084
Series D, Rev., 1.13%, 12/01/2045 (z)	6,510	6,125
City of San Antonio, Electric & Gas Systems Revenue, Rev., 4.00%, 02/01/2027	3,000	3,237
City of San Antonio, Electric & Gas Systems Revenue, Junior Lien, Rev., 5.00%, 02/01/2043 (p)	4,350	4,473
Clear Creek Independent School District, GO, PSF-GTD, 0.28%, 02/15/2038 (z)	610	579
Cleburne Independent School District, School Building, GO, PSF-GTD, 5.00%, 02/15/2036	1,065	1,167
Clifton Higher Education Finance Corp., Idea Public School,
Series A, Rev., 4.00%, 08/15/2035	415	439
Series A, Rev., 4.00%, 08/15/2047	1,300	1,342
Series T, Rev., PSF-GTD, 4.00%, 08/15/2036	700	776
Series T, Rev., PSF-GTD, 4.00%, 08/15/2047	1,175	1,273
Series T, Rev., PSF-GTD, 5.00%, 08/15/2022	50	51
Series T, Rev., PSF-GTD, 5.00%, 08/15/2023	60	63
Series T, Rev., PSF-GTD, 5.00%, 08/15/2024	65	69
Series T, Rev., PSF-GTD, 5.00%, 08/15/2025	70	76
Series T, Rev., PSF-GTD, 5.00%, 08/15/2026	55	61
Series T, Rev., PSF-GTD, 5.00%, 08/15/2027	30	34
Series T, Rev., PSF-GTD, 5.00%, 08/15/2028	40	46
Series T, Rev., PSF-GTD, 5.00%, 08/15/2030	215	255
Clifton Higher Education Finance Corp., Idea Public Schools, Rev., PSF-GTD, 5.00%, 08/15/2026	1,840	2,045
Clifton Higher Education Finance Corp., International Leadership of Texas,
Rev., PSF-GTD, 4.00%, 08/15/2023	75	77
Rev., PSF-GTD, 4.00%, 08/15/2024	115	120
Rev., PSF-GTD, 4.00%, 08/15/2025	145	154
College Station Independent School District, GO, PSF-GTD, 5.00%, 08/15/2024	2,285	2,450
Conroe Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/2024	750	794
County of Bexar,
GO, 4.00%, 06/15/2040	11,085	11,560
GO, 5.00%, 06/15/2031 (p)	1,500	1,681
County of Bexar, Certificates Obligation,
Series A, GO, 4.00%, 06/15/2036 (p)	1,145	1,177
Series B, GO, 5.00%, 06/15/2043 (p)	1,000	1,039
County of El Paso, Series A, GO, 5.00%, 02/15/2027	1,430	1,588
County of Harris,
Series A, GO, 5.00%, 10/01/2022	4,615	4,702
Series A, GO, 5.00%, 10/01/2024	3,500	3,763
Series A, GO, 5.00%, 10/01/2029	1,150	1,365
Series A, GO, 5.00%, 10/01/2035	375	455

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
County of Harris, Road Bonds, Series A, GO, 5.00%, 10/01/2022	1,185	1,207
County of Harris, Cultural Education Facilities Finance Corp., Teco Project, Rev., 5.00%, 11/15/2022	1,000	1,022
County of Harris, Refunding Road, Series A, GO, 5.00%, 10/01/2029	1,090	1,196
County of Harris, Senior Lien Toll Road, Rev., 5.00%, 08/15/2024	1,035	1,110
County of Nueces, GO, 5.00%, 02/15/2029	460	534
County of Williams, GO, 5.00%, 02/15/2027	1,000	1,139
Crowley Independent School District, School Building, GO, PSF-GTD, 5.00%, 08/01/2045 (p)	2,000	2,189
Cypress-Fairbanks Independent School District, School Building, Series B2, GO, PSF-GTD, 0.28%, 02/15/2040 (z)	1,410	1,349
Dallas Area Rapid Transit, Series A, Rev., 5.00%, 12/01/2046 (p)	2,000	2,202
Dallas Area Rapid Transit, Senior Lien, Rev., 5.00%, 12/01/2032	1,000	1,186
Dallas Fort Worth International Airport,
Series B, Rev., 4.00%, 11/01/2034	1,395	1,486
Series B, Rev., AMT, 4.50%, 11/01/2045 (p)	1,000	1,018
Series E, Rev., 5.00%, 11/01/2023	1,000	1,019
Dallas Fort Worth International Airport, Dallas Fort Worth International,
Rev., 5.00%, 11/01/2025	1,825	1,999
Rev., 5.00%, 11/01/2026	2,850	3,183
Dallas Independent School District, Series A, GO, PSF-GTD, 5.00%, 08/15/2023	130	136
Dallas/Fort Worth, International Airport, Series C, Rev., AMT, 5.13%, 11/01/2043 (p)	350	358
Deer Park Independent School District, GO, PSF-GTD, 0.16%, 10/01/2042 (z)	2,005	1,994
Del Valle Independent School District,
GO, PSF-GTD, 4.00%, 06/15/2031	3,085	3,452
GO, PSF-GTD, 4.00%, 06/15/2032	3,405	3,798
GO, PSF-GTD, 4.00%, 06/15/2033	5,740	6,391
GO, PSF-GTD, 4.00%, 06/15/2034	3,280	3,640
GO, PSF-GTD, 5.00%, 06/15/2026	1,750	1,959
Denton Independent School District, GO, PSF-GTD, 5.00%, 08/15/2027	1,000	1,144
Eagle Mountain & Saginaw Independent School District, GO, PSF-GTD, 5.00%, 08/15/2026	1,000	1,123
El Paso Independent School District, Maintenance Tax Notes, GO, 2.00%, 02/01/2040 (z)	1,040	1,043
Farmersville Independent School District, GO, PSF-GTD, 5.00%, 02/15/2023	465	479
Fort Bend Grand Parkway Toll Road Authority,
Series A, Rev., CNTY GTD, 5.00%, 03/01/2026	750	833
Series A, Rev., CNTY GTD, 5.00%, 03/01/2027	285	324
Series A, Rev., CNTY GTD, 5.00%, 03/01/2029	890	1,042
Series A, Rev., CNTY GTD, 5.00%, 03/01/2030	1,000	1,190
Fort Bend Independent School District,
GO, PSF-GTD, 5.00%, 08/15/2023	1,190	1,244
Series B, GO, PSF-GTD, 0.72%, 08/01/2051 (z)	745	688
Series B, GO, PSF-GTD, 0.88%, 08/01/2050 (z)	875	835
Frisco Independent School District, school Building, Series A, GO, PSF-GTD, 4.00%, 08/15/2032	2,140	2,271
Galveston Public Facility Corp., The Oleanders At Broadway, Rev., HUD, 0.47%, 08/01/2025 (z)	1,110	1,060
Garland Independent School District, GO, PSF-GTD, 5.00%, 02/15/2023	4,000	4,120
Goose Creek Consolidated Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2026	900	999
Series B, GO, PSF-GTD, 0.15%, 10/01/2049 (z)	1,115	1,106
Series B, GO, PSF-GTD, 0.60%, 02/15/2035 (z)	715	661

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Grand Parkway Transportation Corp., Grand Parkway System, Rev., 4.00%, 10/01/2045	10,125	10,622
Grand Parkway Transportation Corp., Subordinated Tier Toll, Series B, Rev., 5.00%, 04/01/2053 (p)	100	105
Gregory-Portland Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/2023	3,220	3,317
Hale Center Education Facilities Corp., Wayland Baptist University Project, Rev., 5.00%, 03/01/2034	1,265	1,392
Harlandale Independent School District, GO, PSF-GTD, 0.75%, 08/15/2045 (z)	465	443
Harlandale Independent School District, Variable Maintenance Tax Notes, GO, BAM, 2.00%, 08/15/2040 (z)	375	376
Harlingen Consolidated Independent School District, GO, PSF-GTD, 5.00%, 08/15/2024	80	86
Harris County Cultural Education Facilities Finance Corp., Baylor College, Rev., 5.00%, 11/15/2037 (p)	1,515	1,549
Harris County Cultural Education Facilities Finance Corp., Medical Facilities Mortgage Revenue, Rev., (ICE LIBOR USD 1 Month * 0.70 + 0.65%), 0.81%, 11/15/2046 (aa)	1,130	1,131
Harris County Cultural Education Facilities Finance Corp., Texas Children’s Hospital,
Rev., 4.00%, 10/01/2041	3,205	3,450
Rev., 5.00%, 10/01/2051 (z)	3,000	3,602
Harris County Cultural Education Facilities Finance Corp., Texas Medical Center, Series A, Rev., 0.90%, 05/15/2050 (z)	6,315	6,249
Harris County Flood Control District, Series A, GO, 5.00%, 10/01/2029	1,700	2,012
Harris County Toll Road Authority, First Lien, Rev., 5.00%, 08/15/2030	1,200	1,440
Harris County, Cultural Education Facilities Finance Corp., Memorial Hermann, Rev., 5.00%, 06/01/2032 (z)	1,000	1,071
Harris County, Toll Road Authority, Senior Lien, Series A, Rev., 5.00%, 08/15/2024	100	107
Hidalgo County Regional Mobility Authority, Senior Lien,
Series A, Rev., 5.00%, 12/01/2032	1,000	1,124
Series A, Rev., 5.00%, 12/01/2033	575	645
Series A, Rev., 5.00%, 12/01/2034	750	840
Housing Options, Inc., The Oaks Project, Rev., 0.50%, 08/01/2041 (z)	590	551
Houston Community College System, Series A, GO, 4.00%, 02/15/2023	725	740
Houston Higher Education Finance Corp., Houston Baptist University, Rev., 4.00%, 10/01/2051	1,100	1,087
Houston Housing Finance Corp., Temenos Place Apartments, Rev., 0.29%, 08/01/2024 (z)	670	652
Houston Independent School District, Maintenance Tax Notes, GO, 5.00%, 07/15/2022	80	81
Katy Independent School District, Series B, GO, PSF-GTD, 5.00%, 02/15/2036	2,475	2,748
Keller Independent School District, GO, PSF-GTD, 5.00%, 08/15/2030 (p)	1,000	1,083
Kilgore Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	450	499
Lake Houston Redevelopment Authority, Rev., 4.00%, 09/01/2035	250	262
Lamar Consolidated Independent School District, GO, PSF-GTD, 5.00%, 02/15/2027	1,315	1,492
Lewisville Independent School District, Series A, GO, PSF-GTD, 5.00%, 08/15/2024	1,000	1,072
Lewisville Independent School District, School Building, Series E, GO, PSF-GTD, 5.00%, 08/15/2029 (p)	4,000	4,058
Longview Independent School District, GO, PSF-GTD, 5.00%, 02/15/2023	575	592
Lower Colorado River Authority,
Rev., AGM, 5.00%, 05/15/2031	2,795	3,343
Rev., AGM, 5.00%, 05/15/2032	5,440	6,544
Lower Colorado River Authority, LCRA Transmission Services,
Rev., 5.00%, 05/15/2027	700	792
Series A, Rev., 5.00%, 05/15/2022	1,000	1,004
Lower Colorado River Authority, LCRA Transmission Services Corp., Rev., 5.00%, 05/15/2031	185	221
Lower Colorado River Authority, Transmission Services Co., Rev., 5.00%, 05/15/2022	5,000	5,023

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Lower Colorado, River Authority, Transmission Services Contract, Rev., 5.00%, 05/15/2029	100	116
Lumberton Independent School District, GO, PSF-GTD, 4.00%, 02/15/2023	1,125	1,148
Matagorda County Navigation District No. 1, Central Power and Light Co., Rev., AMT, 0.90%, 05/01/2030 (z)	4,945	4,863
Medina Valley Independent School District, GO, PSF-GTD, 0.82%, 02/15/2051 (z)	655	607
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, Contractual Obligation, Series B, Rev., 5.00%, 11/01/2025	435	480
Midland County Public Facility Corp., Palladium West Francis, Rev., 0.35%, 06/01/2024 (z)	10,000	9,785
Midlothian Independent School District, GO, PSF-GTD, 5.00%, 02/15/2023	1,410	1,452
New Caney Independent School District, School Building, GO, PSF-GTD, 1.25%, 02/15/2050 (z)	535	524
New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A, Rev., 5.00%, 08/15/2047	1,000	1,119
New Hope Cultural Education Facilities Finance Corp., Westminster Project, Rev., 4.00%, 11/01/2049	100	101
North Central Texas Housing Finance Corp., Bluebonnet Ridge Apartment, Rev., 0.38%, 08/01/2040 (z)	505	481
North East Independent School District, Series B, GO, PSF-GTD, 0.25%, 08/01/2032 (z)	265	265
North Fort Bend Water Authority, Rev., BAM, 5.00%, 12/15/2026	1,520	1,717
North Texas Municipal Water District Water System Revenue,
Rev., 3.00%, 09/01/2041	575	579
Rev., 5.00%, 09/01/2022	345	350
North Texas Tollway Authority, Capital Appreciation, First Tier, Rev., AGC, Zero Coupon, 01/01/2030	1,500	1,204
North Texas Tollway Authority, First Tier, Series A, Rev., 5.00%, 01/01/2025	390	399
North Texas Tollway Authority, First Tier Bonds, Series A, Rev., 4.00%, 01/01/2035	2,000	2,150
North Texas Tollway Authority, Second Tier,
Series B, Rev., 4.00%, 01/01/2035	1,000	1,082
Series B, Rev., 5.00%, 01/01/2033	1,000	1,117
Northside Independent School District, GO, PSF-GTD, 0.70%, 06/01/2050 (z)	16,850	15,982
Odessa Housing Finance Corp., Rev., 0.37%, 02/01/2024 (z)	1,540	1,499
Odessa Junior College District, Consolidated Fund,
Rev., AGM, 4.00%, 07/01/2024	1,000	1,044
Rev., AGM, 4.00%, 07/01/2026	1,015	1,091
Pasadena Independent School District, School Building, GO, PSF-GTD, 5.00%, 02/15/2038	7,500	7,710
Pearland Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2026	5,505	6,110
GO, PSF-GTD, 5.00%, 02/15/2027	2,000	2,269
Plano Independent School District, GO, PSF-GTD, 5.00%, 02/15/2023	2,665	2,744
Port Authority of Houston of Harris County Texas,
Rev., 5.00%, 10/01/2025	1,000	1,100
Rev., 5.00%, 10/01/2026	850	956
Rev., 5.00%, 10/01/2028	1,250	1,454
Rev., 5.00%, 10/01/2029	1,250	1,476
Port Beaumont Navigation District, Jefferson Gulf Coast Energy,
Rev., AMT, 2.00%, 01/01/2027 (e)	550	518
Rev., AMT, 2.25%, 01/01/2029 (e)	800	733
Rev., AMT, 2.88%, 01/01/2041 (e)	120	96

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Port of Beaumont Industrial Development Authority, Taxable Jefferson Gulf Coast Energy, Rev., 4.10%, 01/01/2028 (e)	3,000	2,726
Prosper Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/2030	25	30
Round Rock Independent School District, Series A, GO, PSF-GTD, 5.00%, 08/01/2031	1,000	1,185
San Antonio Education Facilities Corp., University of The Incarnate Word,
Rev., 4.00%, 04/01/2038	2,065	2,119
Rev., 4.00%, 04/01/2041	1,000	1,022
San Antonio Housing Trust Finance Corp., The Arbors At West Avenue, Rev., HUD, 1.45%, 03/01/2026 (z)	805	783
San Antonio Independent School District, Series B, GO, PSF-GTD, 5.00%, 08/15/2027	1,255	1,437
San Antonio Water System, Series 2013F, Rev., 1.00%, 05/01/2043 (z)	5,000	4,671
Schertz-Cibolo-Universal City Independent School District, Series A, GO, PSF-GTD, 5.00%, 08/01/2022	1,000	1,013
Spring Branch Independent School District, GO, PSF-GTD, 5.00%, 02/01/2023	65	67
State of Texas, Series B, GO, 4.00%, 08/01/2030	690	729
State of Texas, Mobility Fund, Series B, GO, 5.00%, 10/01/2032	14,655	16,019
State of Texas, Transportation Commission Highway Improvement, GO, 5.00%, 04/01/2022	3,000	3,000
State of Texas, Water Financial Assistance, GO, 5.00%, 08/01/2024	125	134
Strategic Housing Finance Corp. of Travis County, ECG Yager LP Yager, Rev., 0.46%, 09/01/2041 (z)	10,000	9,398
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health, Series A, Rev., 5.00%, 11/15/2045	2,195	2,401
Tarrant County Cultural Education Facilities Finance Corp., Christus Health, Series B, Rev., 5.00%, 07/01/2035	1,110	1,254
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center, Taxable,
Rev., AGM, 1.36%, 09/01/2024	800	774
Rev., AGM, 1.39%, 09/01/2025	600	571
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas,
Rev., 5.00%, 10/01/2030	1,000	1,195
Rev., 5.00%, 10/01/2037	1,000	1,185
Tarrant Regional Water District, City of Dallas Project, Series A, Rev., 4.00%, 09/01/2024	3,000	3,150
Texas Department of Housing & Community Affairs, Series A, Rev., GNMA COLL, 4.00%, 03/01/2050	450	469
Texas Department of Housing & Community Affairs, Corona Del Valle, Rev., HUD, 0.37%, 08/01/2025 (z)	380	371
Texas Department of Housing & Community Affairs, OSO Bay Apartments Mandatory, Rev., 0.27%, 09/01/2024 (z)	700	696
Texas Department of Housing & Community Affairs, Palladium Simpson Stuart Apartments, Rev., 0.35%, 01/01/2025 (z)	1,290	1,245
Texas Department of Housing & Community Affairs, Social Bond, Series A, Rev., GNMA, 3.50%, 07/01/2052	1,150	1,182
Texas Department of Housing & Community Affairs, Social Bonds,
Series A, Rev., GNMA, 3.00%, 01/01/2052	2,310	2,321
Series A, Rev., GNMA COLL, 3.00%, 03/01/2052	1,285	1,290
Texas Municipal Gas Acquisition & Supply Corp. III,
Rev., 5.00%, 12/15/2022	200	204
Rev., 5.00%, 12/15/2023	1,215	1,261
Rev., 5.00%, 12/15/2024	835	881
Rev., 5.00%, 12/15/2025	2,400	2,567

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Rev., 5.00%, 12/15/2028	1,550	1,710
Rev., 5.00%, 12/15/2029	2,000	2,224
Rev., 5.00%, 12/15/2030	3,300	3,695
Rev., 5.00%, 12/15/2031	2,000	2,256
Texas Municipal Gas Acquisition and Supply Corp. I, Series D, Rev., 6.25%, 12/15/2026	6,550	7,187
Texas Municipal Power Agency, Rev., AGM, 3.00%, 09/01/2038	500	503
Texas Private Activity Bond Surface Transportation Corp., Rev., AMT, 5.00%, 06/30/2058	4,420	4,849
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group,
Rev., 4.00%, 12/31/2030	3,970	4,239
Rev., 4.00%, 06/30/2033	1,000	1,057
Texas State Affordable Housing Corp., Las Palmas Villa, Rev., HUD, 0.25%, 12/01/2024 (z)	1,140	1,129
Texas Transportation Commission State Highway Fund, First Tier,
Rev., 5.00%, 10/01/2022	2,195	2,236
Series A, Rev., 5.00%, 04/01/2022	1,000	1,000
Texas Transportation Commission, Transportation Commission Mobility, GO, 0.65%, 10/01/2041 (z)	4,500	4,211
Texas Water Development Board, Master Trust,
Rev., 4.00%, 10/15/2033	1,000	1,118
Rev., 5.00%, 10/15/2032	1,555	1,898
Texas Water Development Board, Revolving Fund,
Rev., 4.00%, 08/01/2038	500	550
Rev., 5.00%, 08/01/2024	250	267
Rev., 5.00%, 08/01/2028	125	145
Series A, Rev., 5.00%, 10/15/2028	100	115
Texas Water Development Board, State Revolving Fund, Rev., 5.00%, 08/01/2022	1,000	1,013
Texas Water Development Board, State Water Implementation Fund,
Series A, Rev., 4.00%, 10/15/2033	1,900	2,061
Series A, Rev., 5.00%, 04/15/2026	100	111
Series A, Rev., 5.00%, 10/15/2030	500	551
Series A, Rev., 5.00%, 10/15/2047	2,480	2,769
Series B, Rev., 5.00%, 04/15/2049	11,535	13,230
Texas Water Development Board, State Water Implementation Revenue, Rev., 5.25%, 10/15/2046	2,000	2,262
Tomball Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/2023	1,870	1,926
Tomball Independent School District, School Building, Series B2, GO, PSF-GTD, 0.26%, 02/15/2039 (z)	3,055	2,923
Travis County Housing Finance Corp., Montopolis Apartments, Rev., 0.40%, 07/01/2041 (z)	1,930	1,843
Trinity River Authority Central Regional Wastewater System Revenue, Rev., 5.00%, 08/01/2029	1,500	1,779
Trinity River Public Facility Corp., Cowan Place Apartments, Rev., HUD, 0.28%, 10/01/2024 (z)	2,500	2,422
University of Texas, Series C, Rev., 5.00%, 08/15/2028	100	117
Upper Trinity Regional Water District, Rev., 4.00%, 08/01/2024	900	938
Upper Trinity Regional Water District, Regional Treated Water Supply, Rev., BAM, 3.00%, 08/01/2023	715	727
Uptown Development Authority,
Tax Allocation, 4.00%, 09/01/2033	400	420

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Tax Allocation, 4.00%, 09/01/2035	995	1,044
Waco Educational Finance Corp., Baylor University Issue, Series A, Rev., 4.00%, 03/01/2036	750	819

		616,612

Utah — 0.4%
Canyons School District, Series A, GO, SCH BD GTY, 5.00%, 06/15/2027	200	229
City of Salt Lake City Airport Revenue,
Series A, Rev., AMT, 5.00%, 07/01/2027	2,500	2,785
Series A, Rev., AMT, 5.00%, 07/01/2029	1,000	1,141
County of Utah, IHC Health Services, Inc., Series B, Rev., 5.00%, 05/15/2060 (z)	2,625	2,923
Granite School District Board of Education, GO, SCH BD GTY, 5.00%, 06/01/2024	1,755	1,870
Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.00%, 07/01/2023 (p)	1,000	1,010
Provo School District, GO, SCH BD GTY, 5.00%, 06/15/2028	2,000	2,329
Red Bridge Public Infrastructure District No. 1, Senior Infrastructure District, Series 1A, GO, 3.63%, 02/01/2035 (e)	600	543
State of Utah,
GO, 5.00%, 07/01/2024	100	107
GO, 5.00%, 07/01/2030	4,500	5,296
Series B, GO, 5.00%, 07/01/2022	1,000	1,010
Series B, GO, 5.00%, 07/01/2029	100	118
University of Utah (The), Series A, Rev., 5.00%, 08/01/2039	1,505	1,714
University of Utah, Board of Regents, Series A, Rev., 4.00%, 08/01/2040	1,750	1,909
Utah Transit Authority, Series A, Rev., 5.25%, 06/15/2023	85	89
Vineyard Redevelopment Agency,
Tax Allocation, AGM, 5.00%, 05/01/2023	725	750
Tax Allocation, AGM, 5.00%, 05/01/2024	190	202
Tax Allocation, AGM, 5.00%, 05/01/2025	615	667

		24,692

Vermont — 0.0% (g)
Vermont Housing Finance Agency, Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.00%, 11/01/2049	360	375
Vermont Municipal Bond Bank, Vermont State Colleges System, Series A, Rev., 4.00%, 10/01/2034	250	276
Vermont Student Assistance Corp., Series A, Rev., AMT, 2.38%, 06/15/2039	825	753

		1,404

Virginia — 1.8%
Albemarle County Economic Development Authority, Westminster Canterbury of the Blue Ridge, Rev., 4.00%, 06/01/2035	1,365	1,435
Chesapeake Hospital Authority, Chesapeake Regional Medical Center, Rev., 5.00%, 07/01/2030	300	347
Chesapeake Hospital Authority, Regional Medical Center, Rev., 5.00%, 07/01/2028	550	629
City of Norfolk, Capital Improvement, GO, 5.00%, 08/01/2044 (p)	1,000	1,168
County of Fairfax, Public Improvement,
Series A, GO, 5.00%, 10/01/2031 (p)	945	1,054
Series B, GO, 5.00%, 10/01/2022	2,795	2,848
County of Fairfax, Sewer Revenue, Series B, Rev., 4.00%, 07/15/2038	1,500	1,686
County of Loudoun, Series A, GO, 4.00%, 12/01/2030	3,000	3,328
Fairfax County Redevelopment & Housing Authority, Arrowbrook Apartments Project, Rev., 0.41%, 01/01/2041 (z)	5,250	5,073

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Virginia — continued
Fairfax County Redevelopment & Housing Authority, One University Senior Apartments, Rev., 1.25%, 12/01/2025 (z)	4,680	4,553
FHLMC Multifamily VRD Certificates, Series A, Rev., 2.25%, 12/15/2037	997	910
Halifax County Industrial Development Authority, Electric & Power Co. Project, Rev., VRDO, 0.45%, 04/01/2022 (z)	1,000	1,000
Hampton Roads Transportation Accountability Commission, Senior Lien,
Series A, Rev., BAN, 5.00%, 07/01/2026	2,660	2,969
Series A, Rev., 5.00%, 07/01/2031	1,500	1,779
Series A, Rev., 5.00%, 07/01/2032	4,495	5,324
Series A, Rev., 5.00%, 07/01/2038	1,000	1,125
Series A, Rev., 5.00%, 07/01/2039	2,100	2,460
Hopewell Redevelopment & Housing Authority, Hopewell Heights Apartment, Rev., HUD, 0.49%, 12/01/2024 (z)	750	727
James City County Economic Development Authority, Williamsburg Landing, Series A, Rev., 4.00%, 12/01/2035	150	152
Loudoun County Economic Development Authority, Series A, Rev., 5.00%, 12/01/2024	2,520	2,716
Louisa Industrial Development Authority, Virginia Electric And Power Co. Project, Series B, Rev., 0.75%, 11/01/2035 (z)	2,125	2,005
Lynchburg Economic Development Authority, Centra Health Obligation Group,
Rev., 4.00%, 01/01/2038	1,100	1,155
Rev., 5.00%, 01/01/2029	605	694
Norfolk Airport Authority, Rev., 5.00%, 07/01/2038	1,175	1,328
Virginia Beach Development Authority, Westminster Canterbury, Rev., 5.00%, 09/01/2044	2,215	2,352
Virginia College Building Authority, Series A, Rev., 5.00%, 02/01/2023	1,505	1,549
Virginia College Building Authority, 21st Century College And Equipment, Rev., 5.00%, 02/01/2033	3,750	4,423
Virginia College Building Authority, 21st Century College, Rev., 5.00%, 02/01/2025	1,540	1,665
Virginia College Building Authority, 21st Century College and Equipment, Rev., 5.00%, 02/01/2029	1,000	1,172
Virginia College Building Authority, Marymount University Project, Series A, Rev., 5.00%, 07/01/2045 (e)	1,000	1,019
Virginia College Building Authority, Regent University Project, Rev., 5.00%, 06/01/2023	165	170
Virginia Public Building Authority,
Series B, Rev., 5.00%, 08/01/2026	3,000	3,281
Series C, Rev., AMT, 5.00%, 08/01/2027	525	579
Virginia Resources Authority, Series A, Rev., 5.00%, 11/01/2024 (p)	1,190	1,249
Virginia Resources Authority, Virginia Pooled Financing, Rev., 5.00%, 11/01/2028	1,510	1,765
Virginia Resources Authority, Virginia Pooled Financing Program, Rev., 5.00%, 11/01/2028	1,000	1,172
Virginia Small Business Financing Authority, Lifespire of Virginia,
Rev., 3.00%, 12/01/2022	50	50
Rev., 3.00%, 12/01/2023	35	36
Virginia Small Business Financing Authority, National Senior Campuses,
Series A, Rev., 5.00%, 01/01/2025	700	745
Series A, Rev., 5.00%, 01/01/2031	1,500	1,672
Series A, Rev., 5.00%, 01/01/2032	1,500	1,670
Virginia Small Business Financing Authority, Senior Lien 95 Express,
Rev., AMT, 5.00%, 07/01/2032	400	458
Rev., AMT, 5.00%, 01/01/2036	200	227
Rev., AMT, 5.00%, 07/01/2037	1,000	1,133

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Virginia — continued
Virginia Small Business Financing Authority, Senior Lien, 495 Hot,
Rev., AMT, 5.00%, 06/30/2040	3,735	4,223
Rev., AMT, 5.00%, 06/30/2041	3,470	3,917
Rev., AMT, 5.00%, 12/31/2047	1,000	1,115
Virginia Small Business Financing Authority, Senior Lien, Elizabeth River,
Rev., AMT, 3.00%, 01/01/2041 (w)	8,740	7,496
Rev., AMT, 4.00%, 01/01/2030 (w)	3,125	3,265
Rev., AMT, 4.00%, 01/01/2038 (w)	1,500	1,546
Rev., AMT, 4.00%, 01/01/2039 (w)	2,000	2,058
Rev., AMT, 5.50%, 01/01/2042	6,150	6,202
Virginia Small Business Financing Authority, Transform 66 P3 Project,
Rev., AMT, 5.00%, 12/31/2049	1,500	1,666
Rev., AMT, 5.00%, 12/31/2052	4,000	4,426
Rev., AMT, 5.00%, 12/31/2056	1,000	1,105
Wise County Industrial Development Authority, Electric and Power Company Project, Series A, Rev., 0.75%, 10/01/2040 (z)	4,500	4,245

		114,116

Washington — 3.0%
Central Puget Sound Regional Transit Authority, Green Bond, Series S1, Rev., 5.00%, 11/01/2035 (p)	2,605	2,868
Central Puget Sound Regional Transit Authority, Green Bond, Series S1, Rev., 5.00%, 11/01/2028	1,500	1,753
Chelan County Public Utility District No. 1, Series C, Rev., AMT, 5.00%, 07/01/2026	1,285	1,420
City of Seattle Municipal Light & Power Revenue,
Series B, Rev., (SIFMA Municipal Swap Index + 0.25%), 0.76%, 05/01/2045 (aa)	2,960	2,931
Series B, Rev., 5.00%, 02/01/2026	1,695	1,882
City of Seattle Municipal Light & Power Revenue, Green Bond, Series A, Rev., 4.00%, 07/01/2040	1,300	1,416
City of Seattle, Drainage & Wastewater Revenue, Rev., 4.00%, 05/01/2044	945	972
City of Seattle, Municipal Light & Power Revenue, Rev., 4.00%, 09/01/2040	1,000	1,036
Clark County Public Utility District No. 1, Rev., 4.00%, 01/01/2034	665	737
County of King, Series A, GO, 5.00%, 12/01/2034	1,335	1,607
County of King Sewer, Improvement, Series B, Rev., 5.00%, 07/01/2023	2,130	2,218
County of King, Sewer Revenue, Rev., AGM, 5.00%, 01/01/2047	5,000	5,266
Energy Northwest Washington, Project 3 Electric Revenue, Series C, Rev., 5.00%, 07/01/2027	100	114
Energy Northwest, Project 1, Series A, Rev., 5.00%, 07/01/2026	2,930	3,270
Everett Housing Authority, Baker Heights Legacy, Rev., 0.30%, 09/01/2024 (z)	575	559
Grant County, Public Utility District No. 2, Electric Revenue,
Series 2017-O, Rev., 5.00%, 01/01/2047	4,950	5,537
Series R, Rev., 2.00%, 01/01/2044 (z)	1,500	1,495
HopeSource III Portfolio Projects, Rev., 1.25%, 01/01/2025 (z)	3,765	3,709
King & Snohomish Counties School District No. 417 Northshore, GO, SCH BD GTY, 4.00%, 12/01/2032	1,000	1,037
King County Housing Authority, Rev., 5.00%, 11/01/2029	1,325	1,539
King County School District No. 210 Federal Way, GO, SCH BD GTY, 4.00%, 12/01/2025	2,000	2,144
Pierce County School District No. 10 Tacoma, Social Bonds, Series B, GO, SCH BD GTY, 4.00%, 12/01/2042	10,000	10,980
Port of Seattle, Series C, Rev., AMT, 5.00%, 04/01/2028	500	532

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Washington — continued
Port of Seattle, Intermediate Lien,
Rev., AMT, 5.00%, 04/01/2028	2,250	2,549
Rev., AMT, 5.00%, 04/01/2030	4,000	4,555
Rev., AMT, 5.00%, 04/01/2044	2,000	2,240
Rev., AMT, 5.00%, 08/01/2046	3,500	3,958
Series C, Rev., AMT, 5.00%, 08/01/2034	5,000	5,820
Public Finance Authority, Senior Lien, Grand Hyatt San Antonio Hotel Acquisition Project, Rev., 5.00%, 02/01/2042 (w)	4,000	4,274
Seattle Housing Authority, Lam Bow Apartments Project, Rev., 1.25%, 06/01/2024	120	117
Seattle Housing Authority, Northgate Plaza Project, Rev., 1.00%, 06/01/2026	2,045	1,940
Skagit County Public Hospital District No. 1, Improvement Skagit Regional Health, Rev., 5.00%, 12/01/2031	2,145	2,369
Skagit County Public Hospital District No. 2, GO, 5.00%, 12/01/2025 (p)	1,020	1,044
Snohomish County School District No. 201 Snohomish, GO, SCH BD GTY, 5.00%, 12/01/2028	1,500	1,763
Spokane County School District No. 81 Spokane, Series C, GO, SCH BD GTY, 5.00%, 12/01/2034	2,000	2,282
State of Washington,
Series 2020A, GO, 5.00%, 08/01/2038	1,500	1,751
Series 2021A, GO, 5.00%, 06/01/2034	1,000	1,190
Series A1, GO, 5.00%, 08/01/2040	13,645	14,799
Series A, GO, 5.00%, 08/01/2022	85	86
Series A, GO, 5.00%, 08/01/2036	1,475	1,750
Series A, GO, 5.00%, 08/01/2040	3,890	4,592
Series B, GO, 5.00%, 07/01/2025	75	82
Series B, GO, 5.00%, 06/01/2035	4,760	5,647
Series E, GO, 5.00%, 02/01/2023	1,250	1,287
Series R, GO, 5.00%, 02/01/2031	2,000	2,427
Series R, GO, 5.00%, 08/01/2031	750	917
Series RC, GO, 5.00%, 08/01/2029	100	114
Series R-2017A, GO, 5.00%, 08/01/2022	975	988
Series R-2017A, GO, 5.00%, 08/01/2034	1,840	2,045
State of Washington, Bid Group, Series C, GO, 5.00%, 02/01/2024	4,650	4,914
State of Washington, Motor Vehicle, Series R-2012D, GO, 5.00%, 07/01/2023	1,000	1,009
State of Washington, MVFT/VRF GO Bonds,
Series F, GO, 5.00%, 06/01/2034	4,080	4,922
Series F, GO, 5.00%, 06/01/2038	2,775	3,331
State of Washington, Various Purpose, Series 2015A1, GO, 5.00%, 08/01/2036	11,200	11,913
Thurston County School District No. 111 Olympia, GO, SCH BD GTY, 5.00%, 12/01/2026	1,275	1,445
University of Washington, Forward Delivery,
Series C, Rev., 5.00%, 04/01/2022	1,250	1,250
Series C, Rev., 5.00%, 04/01/2025	1,500	1,634
Washington Health Care Facilities Authority, Fred Hutchinson Cancer, Series C, Rev., (SIFMA Municipal Swap Index + 1.05%), 1.56%, 01/01/2042 (aa)	13,000	13,046
Washington Health Care Facilities Authority, MultiCare Health System, Series B, Rev., 5.00%, 08/15/2037	1,200	1,363
Washington Health Care Facilities Authority, Providence St. Joseph Health, Rev., 4.00%, 10/01/2042 (z)	1,750	1,938

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Washington — continued
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance,
Rev., 4.00%, 12/01/2040 (e)	860	916
Rev., 4.00%, 09/01/2050	5,000	5,243
Rev., 5.00%, 09/01/2045	1,000	1,141
Washington State Housing Finance Commission, Social Certificate,
Series A1, Rev., 3.50%, 12/20/2035	954	942
Series 2N, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 12/01/2050	810	814
Washington State Housing Finance Commission, Downtowner Apartments Project, Rev., LIQ: FHLMC, 3.70%, 07/01/2030	2,000	2,066
Washington State Housing Finance Commission, Garden Haus Apartments Project, Rev., 0.37%, 07/01/2024 (z)	350	342
Washington State Housing Finance Commission, Horizon House Project, Rev., 5.00%, 01/01/2023 (e)	275	281
Washington State Housing Finance Commission, Rockwood Retirement Communities, Rev., 3.00%, 07/01/2027 (e)	1,000	946
Washington State Housing Finance Commission, Social Bond, Series 2N, Rev., GNMA/FNMA/FHLMC, 3.00%, 06/01/2051	995	999

		186,063

West Virginia — 0.2%
Marshall University, Series A, Rev., AGM, 5.00%, 05/01/2030	300	354
Monongalia County Commission Excise Tax District, Series A, Rev., 4.13%, 06/01/2043 (e)	500	505
Monongalia County Commission Special District, Refunding and Improvement, University Town Center, Series A, Rev., 5.50%, 06/01/2037 (e)	1,050	1,127
Monongalia County Commission Special District, University Town Center, Series A, Rev., 5.75%, 06/01/2043 (e)	500	537
State of West Virginia, Series A, GO, 5.00%, 12/01/2025	365	404
West Virginia Economic Development Authority, Appalachian Power Company Amos Project, Rev., AMT, 1.00%, 01/01/2041 (z)	2,765	2,640
West Virginia Housing Development Fund, Charles Towers, Rev., FHA, 0.21%, 09/01/2023 (z)	480	477
West Virginia Parkways Authority, Senior Lien, Rev., 5.00%, 06/01/2038	1,000	1,199
West Virginia University, Series A, Rev., 5.00%, 10/01/2029 (p)	1,500	1,528
West Virginia University Project, Series A, Rev., 5.00%, 10/01/2032 (p)	1,000	1,019

		9,790

Wisconsin — 1.7%
City of Milwaukee, Corporate Purpose Bonds, Series B4, GO, 5.00%, 04/01/2030	1,800	2,025
City of Milwaukee, Promissory Notes, Series N4, GO, 5.00%, 04/01/2030	10,150	11,935
City of Milwaukee, Sewerage System Revenue, Series S7, Rev., 5.00%, 06/01/2026	2,665	2,980
County of Milwaukee, Airport Revenue, Series A, Rev., 5.00%, 12/01/2028	250	288
Fox Valley Technical College District, School Facilities, Series C, GO, 3.00%, 12/01/2027 (p)	5,000	5,055
Public Finance Authority, Appalachian Healthcare System,
Rev., 5.00%, 07/01/2036	350	400
Rev., 5.00%, 07/01/2037	300	342
Rev., 5.00%, 07/01/2039	350	397
Public Finance Authority, Carmelite System, Social Bonds, Rev., 5.00%, 01/01/2045	1,105	1,207
Public Finance Authority, Point College Prep Project,
Rev., 4.00%, 06/15/2030 (e)	200	193
Rev., 5.00%, 06/15/2041 (e)	250	245

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Wisconsin — continued
Public Finance Authority, Renown Regional Medical Center Project,
Rev., 5.00%, 06/01/2026	500	557
Rev., 5.00%, 06/01/2027	425	482
Rev., 5.00%, 06/01/2028	600	692
Rev., 5.00%, 06/01/2034	1,000	1,166
Public Finance Authority, Sky Harbour Capital LLC, Rev., AMT, 4.00%, 07/01/2036	815	781
Public Finance Authority, United Methodist Retirement, Rev., 4.00%, 10/01/2026	60	64
Public Finance Authority, Variable Ref Providence St. Joseph Health, Series C, Rev., 4.00%, 10/01/2041 (z)	4,935	5,460
Public Finance Authority, Waste Management, Inc., Rev., AMT, 0.45%, 10/01/2025 (z)	1,420	1,419
Public Finance Authority, Waste Management, Inc. Project,
Rev., AMT, 1.10%, 07/01/2029 (z)	1,445	1,350
Rev., AMT, 2.63%, 11/01/2025	5,000	4,987
State of Wisconsin,
Series 1, GO, 5.00%, 05/01/2027	2,400	2,753
Series 1, GO, 5.00%, 05/01/2030	2,500	3,018
Series 2, GO, 5.00%, 11/01/2027	490	556
Series 2021-2, GO, 5.00%, 05/01/2026	5,850	6,559
Series B, GO, 5.00%, 05/01/2026	4,000	4,484
Series B, GO, 5.00%, 05/01/2035	10,580	12,387
University of Wisconsin Hospitals & Clinics, Green Bond University of Wisconsin Hospital, Rev., 4.00%, 04/01/2035	440	481
Wisconsin Center District, Capital Appreciation Senior Dedicated,
Series C, Rev., AGM, Zero Coupon, 12/15/2036	1,550	917
Series C, Rev., AGM, Zero Coupon, 12/15/2039	1,750	907
Series C, Rev., AGM, Zero Coupon, 12/15/2040	1,650	817
Series D, Rev., AGM, Zero Coupon, 12/15/2028	545	441
Series D, Rev., AGM, Zero Coupon, 12/15/2029	395	308
Wisconsin Department of Transportation,
Series 1, Rev., 5.00%, 07/01/2024 (p)	1,940	1,959
Series A, Rev., 5.00%, 07/01/2027	1,675	1,915
Wisconsin Health & Educational Facilities Authority Revenue, Ascension Senior Credit Group, Rev., 5.00%, 11/15/2027	500	575
Wisconsin Health & Educational Facilities Authority Revenue, Marshfield Clinic Health System, Series B1, Rev., 5.00%, 02/15/2052 (z)	2,000	2,132
Wisconsin Health & Educational Facilities Authority, Ascension Senior Credit Group, Rev., 5.00%, 11/15/2036	1,500	1,656
Wisconsin Health & Educational Facilities Authority, Gundersen Health System,
Rev., 4.00%, 10/15/2035	545	603
Rev., 4.00%, 10/15/2036	3,525	3,897
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health System,
Rev., 5.00%, 02/15/2051 (z)	2,600	2,886
Series B, Rev., 5.00%, 02/15/2042	1,000	1,084
Series B, Rev., 5.00%, 02/15/2046	4,550	4,921
Wisconsin Housing & Economic Development Authority,
Series B, Rev., HUD, 0.40%, 05/01/2045 (z)	195	189
Series B, Rev., HUD, 0.50%, 11/01/2050 (z)	245	233
Series C, Rev., HUD, 0.81%, 11/01/2052 (z)	890	841
Series D, Rev., 4.00%, 03/01/2047	2,950	3,045

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Housing & Economic Development Authority, Social Bond, Series A, Rev., 3.00%, 03/01/2052	930	934
Wisconsin Housing & Economic Development Authority, Social Bonds, Series C, Rev., GNMA/FHLMC/FNMA COLL, 3.00%, 09/01/2052	1,335	1,341
Wisconsin Rapids School District, GO, 5.00%, 04/01/2026	1,110	1,231

		105,095

Wyoming — 0.2%
County of Laramie, Cheyenne Regional Medical Center,
Rev., 4.00%, 05/01/2026	615	658
Rev., 4.00%, 05/01/2028	460	500
County of Sweetwater, Idaho Power Company Project, Rev., 1.70%, 07/15/2026	1,045	996
Wyoming Community Development Authority,
Series 1, Rev., 3.00%, 06/01/2050	2,015	2,025
Series 2, Rev., VRDO, LIQ: Royal Bank of Canada, 0.50%, 04/07/2022 (z)	3,000	3,000
Series 2, Rev., 3.00%, 06/01/2049	1,415	1,422
Series 3, Rev., GNMA/FHLMC/FNMA COLL, 3.00%, 06/01/2050	1,665	1,674

		10,275

Total Municipal Bonds (Cost $6,071,835)		5,775,454

Short-Term Investments — 8.1%
Municipal Bonds — 0.5% (t)
City of Los Angeles, Rev., TRAN, 4.00%, 06/23/2022	3,000	3,021
City of San Antonio Electric & Gas Systems Revenue, Rev., 5.00%, 02/01/2023 (w)	470	481
County of Los Angeles, Rev., TRAN, 4.00%, 06/30/2022	6,565	6,614
Lexington County School District No. 3, GO, BAN, SCSDE, 4.00%, 08/24/2022	5,000	5,055
Port Authority of Houston of Harris County Texas, Rev., 5.00%, 10/01/2022	2,000	2,038
State of New York Mortgage Agency, Social Bonds, Series 235, Rev., AMT, 0.25%, 04/01/2022	285	285
Tennessee Housing Development Agency, Residential Finance Program S, Rev., 0.25%, 07/01/2022	3,355	3,353
Town of Oyster Bay, Notes, GO, 3.00%, 03/09/2023	10,000	10,100
Vineyard Redevelopment Agency, Tax Allocation, AGM, 5.00%, 05/01/2022	800	802

Total Municipal Bonds		31,749

Time Deposits — 7.6%
BNP Paribas SA, 0.15%, 04/01/2022	269,307	269,307
Citibank NA, 0.15%, 04/01/2022	378	378
Sumitomo Mitsui Banking Corp., 0.15%, 04/01/2022	207,430	207,430

Total Time Deposits		477,115

Total Short-Term Investments (Cost $508,996)		508,864

Total Investments — 100.1% (Cost—$6,581,694)*		6,285,068
Liabilities in Excess of Other Assets — (0.1)%		(7,379)

NET ASSETS — 100.0%		$6,277,689

Percentages indicated are based on net assets.

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2022:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury Ultra Bond	25	06/2022	USD	4,359	70
Short Contracts
U.S. Treasury 2 Year Note	(238)	06/2022	USD	(50,562)	124
U.S. Treasury 5 Year Note	(45)	06/2022	USD	(5,337)	176

					300

Total unrealized appreciation (depreciation)					370

Six Circles Tax Aware Bond Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAM	—	Insured by Build America Mutual
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CNTY	—	County
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GAN	—	Grant Anticipation Notes
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HUD	—	U.S. Department of Housing and Urban Development
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
SCH BD GTY	—	School Bond Guaranty
SCSDE	—	South Carolina School District Enhancement
SIFMA	—	Securities Industry and Financial Markets Association
SOFR	—	Secured Overnight Financing Rate
SONYMA	—	State of New York Mortgage Agency
TRAN	—	Tax & Revenue Anticipation Note
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of March 31, 2022.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the next put date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2022.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2022.
*	—	The cost of securities is substantially the same for federal income tax purposes.
USD	—	United States Dollar

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — 4.4%
Ally Auto Receivables Trust, Series 2019-3, Class A3, 1.93%, 05/15/2024	272	273
AMMC CLO 23 Ltd., (Cayman Islands), Series 2020-23A, Class A1R, (ICE LIBOR USD 3 Month + 1.04%), 1.28%, 10/17/2031 (e) (aa)	1,740	1,724
ARES L CLO Ltd., (Cayman Islands), Series 2018-50A, Class AR, (ICE LIBOR USD 3 Month + 1.05%), 1.29%, 01/15/2032 (e) (aa)	1,710	1,695
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-2A, Class A, 4.00%, 03/20/2025 (e)	4,000	4,063
Series 2019-3A, Class A, 2.36%, 03/20/2026 (e)	1,320	1,284
Series 2020-2A, Class A, 2.02%, 02/20/2027 (e)	1,150	1,091
Bain Capital Credit CLO, (Cayman Islands), Series 2019-2A, Class AR, (ICE LIBOR USD 3 Month + 1.10%), 1.34%, 10/17/2032 (e) (aa)	2,000	1,983
Barings CLO Ltd., (Cayman Islands), Series 2019-3A, Class A1R, (ICE LIBOR USD 3 Month + 1.07%), 1.32%, 04/20/2031 (e) (aa)	1,640	1,627
BSPRT Issuer Ltd., (Cayman Islands), Series 2021-FL7, Class A, (ICE LIBOR USD 1 Month + 1.32%), 1.72%, 12/15/2038 (e) (aa)	1,770	1,756
Carvana Auto Receivables Trust,
Series 2019-2A, Class C, 3.00%, 06/17/2024 (e)	190	191
Series 2021-N1, Class A, 0.70%, 01/10/2028	281	271
Series 2022-P1, Class A3, 3.35%, 02/10/2027	1,465	1,458
Cedar Funding X CLO Ltd., (Cayman Islands), Series 2019-10A, Class AR, (ICE LIBOR USD 3 Month + 1.10%), 1.35%, 10/20/2032 (e) (aa)	2,500	2,478
Cedar Funding XI CLO Ltd., (Cayman Islands), Series 2019-11A, Class A1R, (ICE LIBOR USD 3 Month + 1.05%), 1.56%, 05/29/2032 (e) (aa)	1,600	1,585
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00%, 05/15/2030 (e)	675	651
Dell Equipment Finance Trust, Series 2021-2, Class A2, 0.33%, 12/22/2026 (e)	890	879
Drive Auto Receivables Trust,
Series 2019-4, Class C, 2.51%, 11/17/2025	1,016	1,017
Series 2021-2, Class A2, 0.36%, 05/15/2024	610	609
Elmwood CLO X Ltd., (Cayman Islands), Series 2021-3A, Class A, (ICE LIBOR USD 3 Month + 1.04%), 1.29%, 10/20/2034 (e) (aa)	1,820	1,804
Exeter Automobile Receivables Trust,
Series 2021-2A, Class C, 0.98%, 06/15/2026	420	409
Series 2021-3A, Class A2, 0.34%, 01/16/2024	351	351
Series 2021-3A, Class D, 1.55%, 06/15/2027	855	811
Ford Credit Auto Owner Trust,
Series 2017-2, Class A, 2.36%, 03/15/2029 (e)	4,000	4,013
Series 2018-1, Class A, 3.19%, 07/15/2031 (e)	3,600	3,590
Series 2021-1, Class A, 1.37%, 10/17/2033 (e)	1,075	999
Generate CLO 2 Ltd., (Cayman Islands), Series 2A, Class AR, (ICE LIBOR USD 3 Month + 1.15%), 1.41%, 01/22/2031 (e) (aa)	4,170	4,152
GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.80%, 07/20/2023	830	829
GREYWOLF CLO VI Ltd., (Cayman Islands), Series 2018-1A, Class A1, (ICE LIBOR USD 3 Month + 1.03%), 1.30%, 04/26/2031 (e) (aa)	3,460	3,431
Hertz Vehicle Financing III LP, Series 2021-2A, Class A, 1.68%, 12/27/2027 (e)	2,009	1,834
Honda Auto Receivables Owner Trust,
Series 2021-1, Class A2, 0.16%, 07/21/2023	811	809
Series 2021-2, Class A2, 0.17%, 11/15/2023	1,279	1,275
Jamestown CLO VI-R Ltd., (Cayman Islands), Series 2018-6RA, Class A1, (ICE LIBOR USD 3 Month + 1.15%), 1.41%, 04/25/2030 (e) (aa)	950	943

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued
KKR CLO Ltd., (Cayman Islands), Series 24, Class A1R, (ICE LIBOR USD 3 Month + 1.08%), 1.33%, 04/20/2032 (e) (aa)	1,860	1,844
KKR CLO 30 Ltd., (Cayman Islands), Series 30A, Class A1R, (ICE LIBOR USD 3 Month + 1.02%), 1.26%, 10/17/2031 (e) (aa)	2,000	1,982
Lendmark Funding Trust,
Series 2021-1A, Class A, 1.90%, 11/20/2031 (e)	2,795	2,530
Series 2021-2A, Class A, 2.00%, 04/20/2032 (e)	1,915	1,744
Magnetite Xxix Ltd., (Cayman Islands), Series 2021-29A, Class A, (ICE LIBOR USD 3 Month + 0.99%), 1.23%, 01/15/2034 (e) (aa)	250	247
Mariner Finance Issuance Trust, Series 2021-BA, Class A, 2.10%, 11/20/2036 (e)	895	818
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 04/20/2062 (e)	745	698
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/2061 (e)	4,480	4,183
Octagon Loan Funding Ltd., (Cayman Islands), Series 2014-1A, Class ARR, (ICE LIBOR USD 3 Month + 1.18%), 1.67%, 11/18/2031 (e) (aa)	5,022	4,998
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/2036 (e)	3,800	3,719
Pagaya AI Debt Trust, Series 2022-1, Class A, 2.03%, 10/15/2029 (e)	1,985	1,949
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class C, 1.29%, 04/15/2026 (e)	1,066	1,039
Santander Drive Auto Receivables Trust,
Series 2021-2, Class A2, 0.28%, 04/15/2024	183	182
Series 2021-3, Class A2, 0.29%, 05/15/2024	963	962
Series 2022-2, Class C, 3.76%, 07/16/2029	1,470	1,463
SCF Equipment Leasing LLC,
Series 2019-2A, Class B, 2.76%, 08/20/2026 (e)	1,905	1,874
Series 2021-1A, Class A2, 0.42%, 08/20/2026 (e)	142	142
Series 2021-1A, Class A3, 0.83%, 08/21/2028 (e)	500	489
Series 2021-1A, Class B, 1.37%, 08/20/2029 (e)	1,000	940
Tesla Auto Lease Trust, Series 2020-A, Class A2, 0.55%, 05/22/2023 (e)	431	431
TICP CLO XIV Ltd., (Cayman Islands), Series 2019-14A, Class A1R, (ICE LIBOR USD 3 Month + 1.08%), 0.00%, 10/20/2032 (e) (aa)	1,920	1,902
Upstart Securitization Trust, Series 2021-5, Class A, 1.31%, 11/20/2031 (e)	1,534	1,467
Westlake Automobile Receivables Trust, Series 2020-1A, Class B, 1.94%, 04/15/2025 (e)	3,284	3,286

Total Asset-Backed Securities (Cost $91,551)		88,774

Collateralized Mortgage Obligations — 0.7%
Angel Oak Mortgage Trust, Series 2021-4, Class A1, 1.04%, 01/20/2065 (e) (z)	780	738
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, (United States 30 Day Average SOFR + 1.90%), 2.00%, 12/25/2041 (e) (aa)	1,250	1,192
CSMC,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065 (e) (z)	883	859
Series 2021-NQM3, Class A1, 1.02%, 04/25/2066 (e) (z)	464	442
Series 2021-NQM6, Class A1, 1.17%, 07/25/2066 (e) (z)	1,912	1,797
Series 2021-NQM6, Class A2, 1.38%, 07/25/2066 (e) (z)	1,246	1,174
Series 2021-NQM7, Class A1, 1.76%, 10/25/2066 (e) (z)	755	716
Series 2021-NQM7, Class A3, 2.06%, 10/25/2066 (e) (z)	283	269
Series 2022-NQM1, Class A1, 2.27%, 11/25/2066 (e) (z)	979	942
CSMC Trust, Series 2021-AFC1, Class A1, 0.83%, 03/25/2056 (e) (z)	1,430	1,375
FHLMC STACR REMIC Trust,
Series 2021-HQA3, Class M1, (United States 30 Day Average SOFR + 0.85%), 0.95%, 09/25/2041 (e) (aa)	920	897

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Series 2022-DNA1, Class M1B, (United States 30 Day Average SOFR + 1.85%), 1.95%, 01/25/2042 (e) (aa)	1,610	1,518
Verus Securitization Trust,
Series 2021-1, Class A1, 0.82%, 01/25/2066 (e) (z)	275	266
Series 2021-3, Class A1, 1.05%, 06/25/2066 (e) (z)	688	653
Series 2021-5, Class A1, 1.01%, 09/25/2066 (e) (z)	679	625
Series 2021-R2, Class A1, 0.92%, 02/25/2064 (e) (z)	946	927
Series 2021-R3, Class A1, 1.02%, 04/25/2064 (e) (z)	537	525

Total Collateralized Mortgage Obligations (Cost $15,635)		14,915

Commercial Mortgage-Backed Securities — 3.9%
AOA Mortgage Trust, Series 2021-1177, Class A, (ICE LIBOR USD 1 Month + 0.87%), 1.27%, 10/15/2038 (e) (aa)	3,380	3,291
BBCMS Mortgage Trust, Series 2018-TALL, Class C, (ICE LIBOR USD 1 Month + 1.12%), 1.52%, 03/15/2037 (e) (aa)	1,600	1,524
BFLD, Series 2019-DPLO, Class E, (ICE LIBOR USD 1 Month + 2.24%), 2.64%, 10/15/2034 (e) (aa)	2,502	2,456
BHMS, Series 2018-ATLS, Class A, (ICE LIBOR USD 1 Month + 1.25%), 1.65%, 07/15/2035 (e) (aa)	2,622	2,595
BWAY Mortgage Trust, Series 2015-1740, Class C, 3.34%, 01/10/2035 (e)	2,750	2,577
BX Commercial Mortgage Trust,
Series 2020-VKNG, Class A, (ICE LIBOR USD 1 Month + 0.93%), 1.33%, 10/15/2037 (e) (aa)	2,389	2,363
Series 2021-ACNT, Class A, (ICE LIBOR USD 1 Month + 0.85%), 1.25%, 11/15/2038 (e) (aa)	1,770	1,746
Series 2021-ACNT, Class D, (ICE LIBOR USD 1 Month + 1.85%), 2.25%, 11/15/2038 (e) (aa)	2,210	2,171
Series 2021-XL2, Class A, (ICE LIBOR USD 1 Month + 0.69%), 1.09%, 10/15/2038 (e) (aa)	1,718	1,681
BX Trust,
Series 2017-SLCT, Class F, (ICE LIBOR USD 1 Month + 4.25%), 4.65%, 07/15/2034 (e) (aa)	1,700	1,682
Series 2021-RISE, Class B, (ICE LIBOR USD 1 Month + 1.25%), 1.65%, 11/15/2036 (e) (aa)	3,210	3,125
BXHPP Trust, Series 2021-FILM, Class B, (ICE LIBOR USD 1 Month + 0.90%), 1.30%, 08/15/2036 (e) (aa)	600	579
CHT Mortgage Trust, Series 2017-CSMO, Class B, (ICE LIBOR USD 1 Month + 1.40%), 1.80%, 11/15/2036 (e) (aa)	1,494	1,487
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class XA, IO, 0.98%, 02/15/2053 (z)	45,196	2,733
CSMC,
Series 2021-ADV, Class A, (ICE LIBOR USD 1 Month + 1.40%), 1.80%, 07/15/2038 (e) (aa)	4,270	4,169
Series 2021-BHAR, Class A, (ICE LIBOR USD 1 Month + 1.15%), 1.55%, 11/15/2038 (e) (aa)	4,010	4,010
DBGS Mortgage Trust,
Series 2021-W52, Class A, (ICE LIBOR USD 1 Month + 1.39%), 1.79%, 10/15/2036 (e) (aa)	1,220	1,205
Series 2021-W52, Class C, (ICE LIBOR USD 1 Month + 2.30%), 2.70%, 10/15/2036 (e) (aa)	2,650	2,605
DBWF Mortgage Trust, Series 2018-GLKS, Class A, (ICE LIBOR USD 1 Month + 1.03%), 1.48%, 12/19/2030 (e) (aa)	452	447
Great Wolf Trust,
Series 2019-WOLF, Class A, (ICE LIBOR USD 1 Month + 1.03%), 1.43%, 12/15/2036 (e) (aa)	1,850	1,826
Series 2019-WOLF, Class D, (ICE LIBOR USD 1 Month + 1.93%), 2.33%, 12/15/2036 (e) (aa)	3,000	2,924
GS Mortgage Securities Corp. II, Series 2021-ARDN, Class A, (ICE LIBOR USD 1 Month + 1.25%), 1.65%, 11/15/2036 (e) (aa)	3,080	3,020
GS Mortgage Securities Corp. Trust,
Series 2018-RIVR, Class A, (ICE LIBOR USD 1 Month + 0.95%), 1.35%, 07/15/2035 (e) (aa)	2,036	2,011
Series 2019-70P, Class A, (ICE LIBOR USD 1 Month + 1.00%), 1.40%, 10/15/2036 (e) (aa)	1,252	1,238
Series 2021-ROSS, Class A, (ICE LIBOR USD 1 Month + 1.15%), 1.55%, 05/15/2026 (e) (aa)	720	710

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Commercial Mortgage-Backed Securities — continued
Series 2021-ROSS, Class H, (ICE LIBOR USD 1 Month + 5.90%), 6.30%, 05/15/2026 (e) (aa)		270	264
GS Mortgage Securities Trust, Series 2015-GC34, Class A4, 3.51%, 10/10/2048		3,129	3,134
HONO Mortgage Trust, Series 2021-LULU, Class A, (ICE LIBOR USD 1 Month + 1.15%), 1.55%, 10/15/2036 (e) (aa)		4,410	4,334
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C7, Class A4, 2.92%, 02/15/2046		1,860	1,860
Series 2016-C29, Class A4, 3.33%, 05/15/2049		900	894
Morgan Stanley Capital I Trust, Series 2014-150E, Class A, 3.91%, 09/09/2032 (e)		3,220	3,197
One New York Plaza Trust,
Series 2020-1NYP, Class AJ, (ICE LIBOR USD 1 Month + 1.25%), 1.65%, 01/15/2036 (e) (aa)		1,970	1,940
Series 2020-1NYP, Class B, (ICE LIBOR USD 1 Month + 1.50%), 1.90%, 01/15/2036 (e) (aa)		1,200	1,179
PFP Ltd., (Cayman Islands), Series 2019-6, Class C, (ICE LIBOR USD 1 Month + 2.10%), 2.53%, 04/14/2037 (e) (aa)		1,297	1,293
VNDO Mortgage Trust, Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (e)		700	703
Waikiki Beach Hotel Trust, Series 2019-WBM, Class D, (ICE LIBOR USD 1 Month + 2.03%), 2.43%, 12/15/2033 (e) (aa)		600	582
WFRBS Commercial Mortgage Trust,
Series 2013-C15, Class AS, 4.36%, 08/15/2046 (z)		1,000	1,006
Series 2014-C19, Class A5, 4.10%, 03/15/2047		2,745	2,790

Total Commercial Mortgage-Backed Securities (Cost $79,800)			77,351

Convertible Bonds — 1.0%
Communications — 0.3%
Internet — 0.2%
Airbnb, Inc., Zero Coupon, 03/15/2026 (e)		579	564
Booking Holdings, Inc., 0.75%, 05/01/2025		393	567
Uber Technologies, Inc., Zero Coupon, 12/15/2025		1,570	1,411
Zillow Group, Inc., 1.38%, 09/01/2026		54	72

			2,614

Media — 0.1%
Cable One, Inc., 1.13%, 03/15/2028		986	882
DISH Network Corp., 3.38%, 08/15/2026		311	280
Liberty Broadband Corp.,
1.25%, 09/30/2050 (e)		375	359
2.75%, 09/30/2050 (e)		870	858

			2,379

Total Communications			4,993

Consumer Cyclical — 0.0% (g)
Airlines — 0.0% (g)
International Consolidated Airlines Group SA, (Spain), Reg. S, 1.13%, 05/18/2028	EUR	100	95

Auto Manufacturers — 0.0% (g)
Ford Motor Co., Zero Coupon, 03/15/2026		216	258

Retail — 0.0% (g)
National Vision Holdings, Inc., 2.50%, 05/15/2025		246	378

Total Consumer Cyclical			731

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Convertible Bonds — continued
Consumer Non-cyclical — 0.1%
Commercial Services — 0.0% (g)
Shift4 Payments, Inc., Zero Coupon, 12/15/2025		292	306

Healthcare - Services — 0.1%
Anthem, Inc., 2.75%, 10/15/2042		117	816

Total Consumer Non-cyclical			1,122

Energy — 0.2%
Oil & Gas — 0.2%
Centennial Resource Production LLC, 3.25%, 04/01/2028		491	743
CNX Resources Corp., 2.25%, 05/01/2026		538	932
EQT Corp., 1.75%, 05/01/2026		404	958
Pioneer Natural Resources Co., 0.25%, 05/15/2025		265	629

Total Energy			3,262

Financial — 0.4%
Banks — 0.1%
Barclays Bank plc, (United Kingdom),
Zero Coupon, 02/04/2025		643	1,047
Series VUN, Zero Coupon, 02/18/2025		969	1,032
BofA Finance LLC, 0.13%, 09/01/2022		712	715

			2,794

Investment Companies — 0.3%
Cerah Capital Ltd., (Malaysia), Reg. S, Zero Coupon, 08/08/2024		4,800	4,922

Total Financial			7,716

Industrial — 0.0% (g)
Engineering & Construction — 0.0% (g)
Cellnex Telecom SA, (Spain), Reg. S, 0.75%, 11/20/2031	EUR	400	381

Technology — 0.0% (g)
Semiconductors — 0.0% (g)
Microchip Technology, Inc., 0.13%, 11/15/2024		435	493
1.63%, 02/15/2025		91	289

Total Technology			782

Total Convertible Bonds (Cost $17,616)			18,987

Corporate Bonds — 73.0%
Basic Materials — 5.1%
Chemicals — 1.5%
Ashland LLC, 3.38%, 09/01/2031 (e)		432	381
Axalta Coating Systems LLC, 3.38%, 02/15/2029 (e)		468	411
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV, (Multinational), 4.75%, 06/15/2027 (e)		199	191
Braskem Finance Ltd., (Cayman Islands), 6.45%, 02/03/2024		225	237
Chemours Co. (The),
4.00%, 05/15/2026	EUR	100	106
4.63%, 11/15/2029 (e)		1,050	963
5.75%, 11/15/2028 (e)		727	709
CNAC HK Finbridge Co. Ltd., (Hong Kong),
Reg. S, 3.38%, 06/19/2024		3,400	3,385
Reg. S, 4.13%, 07/19/2027		1,300	1,301

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Chemicals — continued
Diamond BC BV, (Netherlands), 4.63%, 10/01/2029 (e)		570	512
Element Solutions, Inc., 3.88%, 09/01/2028 (e)		2,033	1,896
EverArc Escrow Sarl, (Luxembourg), 5.00%, 10/30/2029 (e)		1,216	1,111
FIS Fabbrica Italiana Sintetici SpA, (Italy), Reg. S, 5.63%, 08/01/2027	EUR	100	105
GC Treasury Center Co. Ltd., (Thailand),
4.40%, 03/30/2032 (e)		3,500	3,552
5.20%, 03/30/2052 (e)		800	813
Herens Holdco Sarl, (Luxembourg), 4.75%, 05/15/2028 (e)		274	246
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/2028 (e)		1,205	1,220
Kobe US Midco 2, Inc., 9.25% (cash), 11/01/2026 (e) (v)		86	83
Monitchem HoldCo 3 SA, (Luxembourg), Reg. S, 5.25%, 03/15/2025	EUR	100	108
NOVA Chemicals Corp., (Canada), 4.88%, 06/01/2024 (e)		415	421
Olympus Water US Holding Corp., 6.25%, 10/01/2029 (e)		500	442
Orbia Advance Corp. SAB de CV, (Mexico), 1.88%, 05/11/2026 (e)		449	421
PMHC II, Inc., 9.00%, 02/15/2030 (e)		87	77
Rain CII Carbon LLC / CII Carbon Corp., 7.25%, 04/01/2025 (e)		1,645	1,604
SCIH Salt Holdings, Inc., 6.63%, 05/01/2029 (e)		471	424
SCIL IV LLC / SCIL USA Holdings LLC, 5.38%, 11/01/2026 (e)		217	200
SPCM SA, (France),
3.13%, 03/15/2027 (e)		343	316
3.38%, 03/15/2030 (e)		875	768
TPC Group, Inc.,
10.50%, 08/01/2024 (d) (e)		1,150	452
10.88%, 08/01/2024 (d) (e)		783	804
Tronox, Inc., 4.63%, 03/15/2029 (e)		1,715	1,603
Valvoline, Inc., 3.63%, 06/15/2031 (e)		550	476
Venator Finance Sarl / Venator Materials LLC, (Multinational),
5.75%, 07/15/2025 (e)		1,835	1,475
9.50%, 07/01/2025 (e)		400	418
WR Grace Holdings LLC,
4.88%, 06/15/2027 (e)		540	528
5.63%, 08/15/2029 (e)		1,539	1,439

			29,198

Iron/Steel — 1.6%
ABJA Investment Co. Pte Ltd., (Singapore), Reg. S, 5.45%, 01/24/2028		9,500	9,797
Allegheny Technologies, Inc., 5.13%, 10/01/2031		201	188
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, (Canada), 8.75%, 07/15/2026 (e)		458	478
Big River Steel LLC / BRS Finance Corp., 6.63%, 01/31/2029 (e)		2,141	2,248
Commercial Metals Co.,
4.13%, 01/15/2030		264	246
4.38%, 03/15/2032		425	395
CSN Resources SA, (Luxembourg), 7.63%, 04/17/2026 (e)		378	392
Mineral Resources Ltd., (Australia), 8.13%, 05/01/2027 (e)		600	620
Periama Holdings LLC, Reg. S, 5.95%, 04/19/2026		15,100	15,346
POSCO Holdings, Inc., (South Korea), 2.38%, 11/12/2022 (e)		445	445
Steel Dynamics, Inc., 5.00%, 12/15/2026		758	779
TMS International Corp., 6.25%, 04/15/2029 (e)		200	190
United States Steel Corp., 6.88%, 03/01/2029		373	389
Vale Overseas Ltd., (Cayman Islands), 6.25%, 08/10/2026		440	485

			31,998

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Mining — 2.0%
Alcoa Nederland Holding BV, (Netherlands),
5.50%, 12/15/2027 (e)	446	461
6.13%, 05/15/2028 (e)	331	347
Anglo American Capital plc, (United Kingdom), 4.88%, 05/14/2025 (e)	544	563
Arconic Corp.,
6.00%, 05/15/2025 (e)	21	22
6.13%, 02/15/2028 (e)	110	110
Bukit Makmur Mandiri Utama PT, (Indonesia), Reg. S, 7.75%, 02/10/2026	2,600	2,393
China Hongqiao Group Ltd., (Cayman Islands), Reg. S, 6.25%, 06/08/2024	2,600	2,509
Constellium SE, (France),
3.75%, 04/15/2029 (e)	1,069	961
5.63%, 06/15/2028 (e)	183	184
Eldorado Gold Corp., (Canada), 6.25%, 09/01/2029 (e)	775	781
First Quantum Minerals Ltd., (Canada),
6.50%, 03/01/2024 (e)	785	790
7.25%, 04/01/2023 (e)	589	589
7.50%, 04/01/2025 (e)	561	569
FMG Resources August 2006 Pty Ltd., (Australia), 5.13%, 05/15/2024 (e)	534	544
Freeport-McMoRan, Inc.,
4.55%, 11/14/2024	700	722
5.00%, 09/01/2027	750	770
Glencore Finance Canada Ltd., (Canada), 4.25%, 10/25/2022 (e)	965	971
Glencore Funding LLC,
1.63%, 04/27/2026 (e)	396	366
4.00%, 03/27/2027 (e)	283	284
4.13%, 05/30/2023 (e)	2,000	2,032
4.13%, 03/12/2024 (e)	1,000	1,014
4.63%, 04/29/2024 (e)	558	572
Hecla Mining Co., 7.25%, 02/15/2028	775	813
Hudbay Minerals, Inc., (Canada), 6.13%, 04/01/2029 (e)	775	798
Kaiser Aluminum Corp., 4.63%, 03/01/2028 (e)	306	288
Kinross Gold Corp., (Canada), 5.95%, 03/15/2024	407	425
New Gold, Inc., (Canada),
6.38%, 05/15/2025 (e)	350	349
7.50%, 07/15/2027 (e)	1,721	1,786
Novelis Corp.,
3.25%, 11/15/2026 (e)	723	691
3.88%, 08/15/2031 (e)	1,277	1,168
4.75%, 01/30/2030 (e)	617	599
Vedanta Resources Finance II plc, (United Kingdom),
8.95%, 03/11/2025 (e)	200	194
Reg. S, 8.95%, 03/11/2025	16,400	15,949

		40,614

Total Basic Materials		101,810

Communications — 7.2%
Advertising — 0.3%
Clear Channel International BV, (Netherlands), 6.63%, 08/01/2025 (e)	419	426
Clear Channel Outdoor Holdings, Inc.,
5.13%, 08/15/2027 (e)	1,733	1,714
7.50%, 06/01/2029 (e)	1,748	1,749
7.75%, 04/15/2028 (e)	688	692

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Advertising — continued
Outfront Media Capital LLC / Outfront Media Capital Corp.,
4.25%, 01/15/2029 (e)		27	25
5.00%, 08/15/2027 (e)		263	257
Summer BC Holdco B Sarl, (Luxembourg), Reg. S, 5.75%, 10/31/2026	EUR	200	224
Terrier Media Buyer, Inc., 8.88%, 12/15/2027 (e)		1,363	1,398

			6,485

Internet — 0.8%
Acuris Finance US, Inc. / Acuris Finance Sarl, 5.00%, 05/01/2028 (e)		1,402	1,288
ANGI Group LLC, 3.88%, 08/15/2028 (e)		118	100
Arches Buyer, Inc., 4.25%, 06/01/2028 (e)		115	107
Baidu, Inc., (Cayman Islands), 3.08%, 04/07/2025		1,600	1,574
Cablevision Lightpath LLC,
3.88%, 09/15/2027 (e)		643	601
5.63%, 09/15/2028 (e)		1,050	958
Expedia Group, Inc., 3.60%, 12/15/2023		1,086	1,096
Iliad SA, (France), Reg. S, 2.38%, 06/17/2026	EUR	100	107
ION Trading Technologies Sarl, (Luxembourg), 5.75%, 05/15/2028 (e)		200	193
Match Group Holdings II LLC,
3.63%, 10/01/2031 (e)		73	66
4.63%, 06/01/2028 (e)		404	392
Netflix, Inc., 4.38%, 11/15/2026		2,060	2,142
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc.,
4.75%, 04/30/2027 (e)		164	156
6.00%, 02/15/2028 (e)		94	82
10.75%, 06/01/2028 (e)		483	504
NortonLifeLock, Inc., 5.00%, 04/15/2025 (e)		585	585
Prosus NV, (Netherlands),
Reg. S, 3.06%, 07/13/2031		3,300	2,742
3.26%, 01/19/2027 (e)		500	457
Twitter, Inc.,
3.88%, 12/15/2027 (e)		230	224
5.00%, 03/01/2030 (e)		325	323
Uber Technologies, Inc.,
4.50%, 08/15/2029 (e)		384	361
6.25%, 01/15/2028 (e)		5	5
7.50%, 09/15/2027 (e)		673	717
8.00%, 11/01/2026 (e)		1,193	1,268
VeriSign, Inc., 5.25%, 04/01/2025		550	578

			16,626

Media — 2.5%
Altice Financing SA, (Luxembourg),
Reg. S, 3.00%, 01/15/2028	EUR	100	97
Reg. S, 4.25%, 08/15/2029	EUR	107	105
5.00%, 01/15/2028 (e)		515	462
5.75%, 08/15/2029 (e)		855	776

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Media — continued
CCO Holdings LLC / CCO Holdings Capital Corp.,
4.25%, 02/01/2031 (e)	6,940	6,298
4.25%, 01/15/2034 (e)	1,142	992
4.50%, 05/01/2032	42	39
4.50%, 06/01/2033 (e)	965	861
4.75%, 03/01/2030 (e)	1,039	997
4.75%, 02/01/2032 (e)	381	355
5.00%, 02/01/2028 (e)	2,425	2,400
5.13%, 05/01/2027 (e)	2,040	2,044
Charter Communications Operating LLC / Charter Communications Operating Capital,
5.25%, 04/01/2053	276	280
5.50%, 04/01/2063	276	277
CSC Holdings LLC,
3.38%, 02/15/2031 (e)	200	168
4.50%, 11/15/2031 (e)	200	179
4.63%, 12/01/2030 (e)	4,035	3,374
5.00%, 11/15/2031 (e)	1,125	943
5.38%, 02/01/2028 (e)	825	801
5.75%, 01/15/2030 (e)	1,499	1,344
6.50%, 02/01/2029 (e)	500	506
Diamond Sports Group LLC / Diamond Sports Finance Co.,
5.38%, 08/15/2026 (e)	4,682	1,814
6.63%, 08/15/2027 (e)	10,239	2,125
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.88%, 08/15/2027 (e)	321	316
DISH DBS Corp.,
5.00%, 03/15/2023	1,164	1,167
5.13%, 06/01/2029	294	250
5.25%, 12/01/2026 (e)	1,875	1,785
5.75%, 12/01/2028 (e)	743	703
5.88%, 07/15/2022	638	641
7.38%, 07/01/2028	240	228
7.75%, 07/01/2026	4,570	4,533
FactSet Research Systems, Inc., 2.90%, 03/01/2027	370	360
Gray Television, Inc., 7.00%, 05/15/2027 (e)	78	81
iHeartCommunications, Inc.,
5.25%, 08/15/2027 (e)	600	593
8.38%, 05/01/2027	770	797
LCPR Senior Secured Financing DAC, (Ireland), 5.13%, 07/15/2029 (e)	780	745
News Corp., 3.88%, 05/15/2029 (e)	425	402
Nexstar Media, Inc., 5.63%, 07/15/2027 (e)	251	255
Radiate Holdco LLC / Radiate Finance, Inc.,
4.50%, 09/15/2026 (e)	675	650
6.50%, 09/15/2028 (e)	3,115	2,955
Sinclair Television Group, Inc.,
4.13%, 12/01/2030 (e)	31	27
5.13%, 02/15/2027 (e)	36	33
Sirius XM Radio, Inc.,
3.13%, 09/01/2026 (e)	324	306
3.88%, 09/01/2031 (e)	760	697
4.00%, 07/15/2028 (e)	154	146
4.13%, 07/01/2030 (e)	75	71

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Media — continued
5.50%, 07/01/2029 (e)		134	136
Tele Columbus AG, (Germany), Reg. S, 3.88%, 05/02/2025	EUR	144	148
Telenet Finance Luxembourg Notes Sarl, (Luxembourg), 5.50%, 03/01/2028 (e)		200	193
Univision Communications, Inc.,
5.13%, 02/15/2025 (e)		454	454
9.50%, 05/01/2025 (e)		1,795	1,885
UPC Broadband Finco BV, (Netherlands), 4.88%, 07/15/2031 (e)		256	242
UPCB Finance VII Ltd., (Cayman Islands), Reg. S, 3.63%, 06/15/2029	EUR	200	216
Videotron Ltd., (Canada), 3.63%, 06/15/2029 (e)		82	75
Virgin Media Finance plc, (United Kingdom), Reg. S, 3.75%, 07/15/2030	EUR	100	100
Virgin Media Vendor Financing Notes IV DAC, (Ireland), 5.00%, 07/15/2028 (e)		395	379
VZ Secured Financing BV, (Netherlands), 5.00%, 01/15/2032 (e)		1,475	1,379
Ziggo Bond Co. BV, (Netherlands), 5.13%, 02/28/2030 (e)		210	195
Ziggo BV, (Netherlands), 4.88%, 01/15/2030 (e)		152	143

			50,523

Telecommunications — 3.6%
Altice France Holding SA, (Luxembourg),
6.00%, 02/15/2028 (e)		443	382
10.50%, 05/15/2027 (e)		2,456	2,573
Altice France SA, (France),
Reg. S, 4.13%, 01/15/2029	EUR	400	400
5.13%, 07/15/2029 (e)		1,316	1,180
5.50%, 01/15/2028 (e)		155	144
5.50%, 10/15/2029 (e)		1,088	976
8.13%, 02/01/2027 (e)		4,118	4,243
Avaya, Inc., 6.13%, 09/15/2028 (e)		285	281
Bharti Airtel Ltd., (India), Reg. S, 4.38%, 06/10/2025		8,900	8,975
CommScope Technologies LLC, 6.00%, 06/15/2025 (e)		845	807
CommScope, Inc.,
4.75%, 09/01/2029 (e)		312	288
7.13%, 07/01/2028 (e)		428	385
8.25%, 03/01/2027 (e)		459	447
Connect Finco Sarl / Connect US Finco LLC, (Multinational), 6.75%, 10/01/2026 (e)		1,778	1,809
Consolidated Communications, Inc., 6.50%, 10/01/2028 (e)		663	611
Digicel International Finance Ltd. / Digicel international Holdings Ltd., (Multinational), 8.00%, 12/31/2026 (e)		5,725	5,310
Digicel Ltd., (Bermuda), 6.75%, 03/01/2023 (e)		7,000	6,519
Frontier Communications Holdings LLC,
5.00%, 05/01/2028 (e)		238	228
5.88%, 10/15/2027 (e)		769	765
6.00%, 01/15/2030 (e)		218	202
6.75%, 05/01/2029 (e)		902	866
Globe Telecom, Inc., (Philippines),
Reg. S, 3.00%, 07/23/2035		4,200	3,337
Reg. S, (CMT Index 5 Year + 5.53%), 4.20%, 08/02/2026 (x) (aa)		5,800	5,619
Iliad Holding SASU, (France),
6.50%, 10/15/2026 (e)		2,150	2,156
7.00%, 10/15/2028 (e)		968	969

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Telecommunications — continued
Intelsat Jackson Holdings SA, (Luxembourg),
5.50%, 08/01/2023 (d) (bb) (cc)		3,425	—	(h)
6.50%, 03/15/2030 (e)		1,170	1,167
8.50%, 10/15/2024 (e) (d) (bb) (cc)		3,800	—	(h)
9.75%, 07/15/2025 (e) (d) (bb) (cc)		1,875	—	(h)
Level 3 Financing, Inc.,
3.63%, 01/15/2029 (e)		465	409
3.75%, 07/15/2029 (e)		255	226
4.25%, 07/01/2028 (e)		116	107
5.25%, 03/15/2026		250	250
Ligado Networks LLC, 15.50% (PIK), 11/01/2023 (e) (v)		589	448
Lorca Telecom Bondco SA, (Spain), Reg. S, 4.00%, 09/18/2027	EUR	119	127
Lumen Technologies, Inc.,
4.50%, 01/15/2029 (e)		152	131
5.13%, 12/15/2026 (e)		1,371	1,307
5.38%, 06/15/2029 (e)		461	409
Series P, 7.60%, 09/15/2039		154	148
Series U, 7.65%, 03/15/2042		192	185
SoftBank Group Corp., (Japan), Reg. S, 5.00%, 04/15/2028	EUR	300	315
Sprint Capital Corp.,
6.88%, 11/15/2028		1,233	1,430
8.75%, 03/15/2032		2,157	2,903
Sprint Corp., 7.63%, 03/01/2026		147	166
Switch Ltd.,
3.75%, 09/15/2028 (e)		199	193
4.13%, 06/15/2029 (e)		1,823	1,796
Telecom Italia Capital SA, (Luxembourg), 6.00%, 09/30/2034		367	345
Telecom Italia Finance SA, (Luxembourg), Reg. S, 7.75%, 01/24/2033	EUR	300	381
Telecom Italia SpA, (Italy),
Reg. S, 1.63%, 01/18/2029	EUR	200	186
5.30%, 05/30/2024 (e)		200	203
T-Mobile USA, Inc.,
2.63%, 02/15/2029		224	204
2.88%, 02/15/2031		437	394
3.50%, 04/15/2031		1,055	994
Viasat, Inc.,
5.63%, 09/15/2025 (e)		114	111
5.63%, 04/15/2027 (e)		893	880
6.50%, 07/15/2028 (e)		132	127
Viavi Solutions, Inc., 3.75%, 10/01/2029 (e)		618	580
Vmed O2 UK Financing I plc, (United Kingdom),
Reg. S, 4.00%, 01/31/2029	GBP	100	120
4.25%, 01/31/2031 (e)		549	502
4.75%, 07/15/2031 (e)		353	333
Vodafone Group plc, (United Kingdom),
Reg. S, (USD Semi-annual Swap Rate 5 Year + 3.05%), 6.25%, 10/03/2078 (aa)		200	206
Reg. S, (EUR Swap Rate 5 Year + 3.23%), 3.00%, 08/27/2080 (aa)	EUR	100	101

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Telecommunications — continued
Zayo Group Holdings, Inc.,
4.00%, 03/01/2027 (e)		2,083	1,917
6.13%, 03/01/2028 (e)		2,681	2,399

			71,172

Total Communications			144,806

Consumer Cyclical — 12.2%
Airlines — 1.1%
Air Canada, (Canada), 3.88%, 08/15/2026 (e)		150	142
American Airlines Group, Inc.,
3.75%, 03/01/2025 (e)		580	528
5.00%, 06/01/2022 (e)		504	504
American Airlines, Inc., 11.75%, 07/15/2025 (e)		1,589	1,855
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., (Multinational),
5.50%, 04/20/2026 (e)		386	388
5.75%, 04/20/2029 (e)		1,942	1,935
British Airways 2013-1 Class A Pass Through Trust, 4.63%, 06/20/2024 (e)		221	223
Cathay Pacific MTN Financing HK Ltd., (Hong Kong), Reg. S, 4.88%, 08/17/2026		2,200	2,124
Delta Air Lines, Inc., 7.00%, 05/01/2025 (e)		297	319
Deutsche Lufthansa AG, (Germany), Reg. S, 3.50%, 07/14/2029	EUR	100	102
Finnair OYJ, (Finland), Reg. S, 4.25%, 05/19/2025	EUR	125	122
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., (Cayman Islands), 5.75%, 01/20/2026 (e)		751	752
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/2027 (e)		321	335
Singapore Airlines Ltd., (Singapore), Reg. S, 3.00%, 07/20/2026		10,600	10,224
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., (Cayman Islands), 8.00%, 09/20/2025 (e)		1	1
United Airlines Pass Through Trust, Series 2020-1,
Class A, 5.88%, 10/15/2027		93	95
Class B, 4.88%, 01/15/2026		52	51
United Airlines, Inc.,
4.38%, 04/15/2026 (e)		2,187	2,153
4.63%, 04/15/2029 (e)		1,221	1,161

			23,014

Apparel — 0.2%
Crocs, Inc., 4.25%, 03/15/2029 (e)		326	288
Kontoor Brands, Inc., 4.13%, 11/15/2029 (e)		450	412
PVH Corp., 4.63%, 07/10/2025		840	858
William Carter Co. (The), 5.63%, 03/15/2027 (e)		1,350	1,370
Wolverine World Wide, Inc., 4.00%, 08/15/2029 (e)		1,450	1,287

			4,215

Auto Manufacturers — 1.4%
Allison Transmission, Inc., 3.75%, 01/30/2031 (e)		979	891
Ford Motor Co.,
3.25%, 02/12/2032		850	758
4.75%, 01/15/2043		5,793	5,236
5.29%, 12/08/2046		2,200	2,135
7.40%, 11/01/2046		1,275	1,479
9.00%, 04/22/2025		500	574

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Auto Manufacturers — continued
Ford Motor Credit Co. LLC,
(ICE LIBOR USD 3 Month + 1.08%), 1.38%, 08/03/2022 (aa)		750	748
2.30%, 02/10/2025		813	772
2.70%, 08/10/2026		542	504
2.90%, 02/16/2028		577	521
2.98%, 08/03/2022		885	885
3.63%, 06/17/2031		200	181
3.82%, 11/02/2027		200	190
4.00%, 11/13/2030		393	370
4.13%, 08/17/2027		440	431
4.13%, 08/04/2025		597	595
4.27%, 01/09/2027		200	197
5.11%, 05/03/2029		209	211
5.58%, 03/18/2024		2,179	2,241
General Motors Co., 5.40%, 10/02/2023		1,016	1,052
General Motors Financial Co., Inc.,
2.75%, 06/20/2025		1,000	972
3.15%, 06/30/2022		988	991
3.95%, 04/13/2024		681	692
Series C, (CMT Index 5 Year + 5.00%), 5.70%, 09/30/2030 (x) (aa)		5	5
Hyundai Capital America,
0.80%, 01/08/2024 (e)		1,257	1,200
1.50%, 06/15/2026 (e)		674	614
2.85%, 11/01/2022 (e)		1,214	1,218
PM General Purchaser LLC, 9.50%, 10/01/2028 (e)		875	860
RCI Banque SA, (France), Reg. S, (EUR Swap Rate 5 Year + 2.85%), 2.63%, 02/18/2030 (aa)	EUR	100	104
Volkswagen Group of America Finance LLC,
2.90%, 05/13/2022 (e)		222	223
3.35%, 05/13/2025 (e)		400	399
Volkswagen International Finance NV, (Netherlands), Reg. S, (EUR Swap Rate 9 Year + 3.36%), 4.38%, 03/28/2031 (x) (aa)	EUR	100	110
Wabash National Corp., 4.50%, 10/15/2028 (e)		701	631

			27,990

Auto Parts & Equipment — 0.8%
Adient Global Holdings Ltd., (Jersey), 4.88%, 08/15/2026 (e)		1,325	1,264
American Axle & Manufacturing, Inc.,
5.00%, 10/01/2029		2,050	1,923
6.50%, 04/01/2027		187	185
Clarios Global LP / Clarios US Finance Co., (Multinational),
Reg. S, 4.38%, 05/15/2026	EUR	100	109
6.25%, 05/15/2026 (e)		1,549	1,594
8.50%, 05/15/2027 (e)		4,528	4,698
Cooper-Standard Automotive, Inc., 5.63%, 11/15/2026 (e)		875	464
Dana, Inc.,
4.25%, 09/01/2030		950	869
4.50%, 02/15/2032		825	741
Dealer Tire LLC / DT Issuer LLC, 8.00%, 02/01/2028 (e)		186	186
Goodyear Tire & Rubber Co. (The),
5.00%, 07/15/2029 (e)		223	208
5.63%, 04/30/2033		410	381
9.50%, 05/31/2025		105	111

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Auto Parts & Equipment — continued
IHO Verwaltungs GmbH, (Germany), 4.75% (cash), 09/15/2026 (e) (v)		665	652
Meritor, Inc., 4.50%, 12/15/2028 (e)		71	71
Tenneco, Inc.,
5.13%, 04/15/2029 (e)		500	497
7.88%, 01/15/2029 (e)		139	146
Titan International, Inc., 7.00%, 04/30/2028		1,025	1,028
ZF North America Capital, Inc., 4.75%, 04/29/2025 (e)		465	467

			15,594

Distribution/Wholesale — 0.1%
H&E Equipment Services, Inc., 3.88%, 12/15/2028 (e)		1,875	1,756
IAA, Inc., 5.50%, 06/15/2027 (e)		28	28

			1,784

Entertainment — 1.5%
AMC Entertainment Holdings, Inc.,
7.50%, 02/15/2029 (e)		261	252
10.00%, 06/15/2026 (e)		507	457
Boyne USA, Inc., 4.75%, 05/15/2029 (e)		615	590
Caesars Entertainment, Inc.,
4.63%, 10/15/2029 (e)		1,249	1,172
6.25%, 07/01/2025 (e)		2,080	2,150
8.13%, 07/01/2027 (e)		2,152	2,307
CCM Merger, Inc., 6.38%, 05/01/2026 (e)		1,232	1,244
CDI Escrow Issuer, Inc., 5.75%, 04/01/2030 (e) (w)		615	621
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op,
5.50%, 05/01/2025 (e)		666	684
6.50%, 10/01/2028		3	3
Churchill Downs, Inc.,
4.75%, 01/15/2028 (e)		228	221
5.50%, 04/01/2027 (e)		90	91
Cirsa Finance International Sarl, (Luxembourg), Reg. S, 4.75%, 05/22/2025	EUR	100	108
CPUK Finance Ltd., (Jersey), Reg. S, 4.88%, 08/28/2025	GBP	100	128
Everi Holdings, Inc., 5.00%, 07/15/2029 (e)		200	190
Golden Entertainment, Inc., 7.63%, 04/15/2026 (e)		950	989
International Game Technology plc, (United Kingdom),
Reg. S, 3.50%, 06/15/2026	EUR	100	111
4.13%, 04/15/2026 (e)		200	198
6.25%, 01/15/2027 (e)		730	769
Jacobs Entertainment, Inc., 6.75%, 02/15/2029 (e)		775	779
Lions Gate Capital Holdings LLC, 5.50%, 04/15/2029 (e)		658	635
Live Nation Entertainment, Inc.,
4.75%, 10/15/2027 (e)		292	285
4.88%, 11/01/2024 (e)		488	490
6.50%, 05/15/2027 (e)		735	783
Magallanes, Inc.,
5.14%, 03/15/2052 (e)		1,699	1,739
5.39%, 03/15/2062 (e)		1,032	1,064
Merlin Entertainments Ltd., (United Kingdom), 5.75%, 06/15/2026 (e)		200	197
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 05/01/2029 (e)		1,079	999
Motion Bondco DAC, (Ireland), 6.63%, 11/15/2027 (e)		1,150	1,081
Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance In, 8.50%, 11/15/2027 (e)		98	108

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Entertainment — continued
Penn National Gaming, Inc.,
4.13%, 07/01/2029 (e)	25	23
5.63%, 01/15/2027 (e)	1,175	1,164
Powdr Corp., 6.00%, 08/01/2025 (e)	168	172
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.,
5.63%, 09/01/2029 (e)	750	642
5.88%, 09/01/2031 (e)	706	604
Scientific Games Holdings LP / Scientific Games US FinCo, Inc., 6.63%, 03/01/2030 (e)	625	616
Scientific Games International, Inc.,
5.00%, 10/15/2025 (e)	396	406
7.00%, 05/15/2028 (e)	818	848
8.25%, 03/15/2026 (e)	2,208	2,299
8.63%, 07/01/2025 (e)	488	513
SeaWorld Parks & Entertainment, Inc., 8.75%, 05/01/2025 (e)	402	417
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025 (e)	338	353
Vail Resorts, Inc., 6.25%, 05/15/2025 (e)	220	227
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.,
5.13%, 10/01/2029 (e)	1,552	1,459
7.75%, 04/15/2025 (e)	99	103

		30,291

Food Service — 0.0% (g)
Aramark Services, Inc., 5.00%, 02/01/2028 (e)	41	40

Home Builders — 1.2%
Ashton Woods USA LLC / Ashton Woods Finance Co.,
4.63%, 08/01/2029 (e)	1,133	999
6.63%, 01/15/2028 (e)	400	410
Beazer Homes USA, Inc.,
5.88%, 10/15/2027	1,325	1,281
6.75%, 03/15/2025	422	424
7.25%, 10/15/2029	1,150	1,156
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, (Canada),
4.88%, 02/15/2030 (e)	2,047	1,831
5.00%, 06/15/2029 (e)	616	559
6.25%, 09/15/2027 (e)	1,975	1,934
Century Communities, Inc.,
3.88%, 08/15/2029 (e)	688	617
6.75%, 06/01/2027	350	363
Forestar Group, Inc.,
3.85%, 05/15/2026 (e)	790	737
5.00%, 03/01/2028 (e)	400	375
KB Home,
4.00%, 06/15/2031	650	588
4.80%, 11/15/2029	400	386
Lennar Corp., 4.75%, 11/15/2022	1,434	1,448
M/I Homes, Inc., 4.95%, 02/01/2028	570	537
Mattamy Group Corp., (Canada), 4.63%, 03/01/2030 (e)	2,225	2,090
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 02/15/2028 (e)	1,025	964
STL Holding Co. LLC, 7.50%, 02/15/2026 (e)	1,525	1,540
Taylor Morrison Communities, Inc.,
5.13%, 08/01/2030 (e)	2,171	2,128
6.63%, 07/15/2027 (e)	1,725	1,772

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Home Builders — continued
Toll Brothers Finance Corp.,
4.38%, 04/15/2023		230	233
4.88%, 11/15/2025		203	209
Tri Pointe Homes, Inc., 5.70%, 06/15/2028		1,475	1,472
Williams Scotsman International, Inc., 4.63%, 08/15/2028 (e)		82	80

			24,133

Home Furnishings — 0.0% (g)
Tempur Sealy International, Inc.,
3.88%, 10/15/2031 (e)		126	107
4.00%, 04/15/2029 (e)		123	112

			219

Housewares — 0.2%
CD&R Smokey Buyer, Inc., 6.75%, 07/15/2025 (e)		124	128
Newell Brands, Inc.,
4.45%, 04/01/2026		375	377
4.88%, 06/01/2025		425	438
5.75%, 04/01/2046		173	181
Scotts Miracle-Gro Co. (The), 4.00%, 04/01/2031		2,073	1,808
SWF Escrow Issuer Corp., 6.50%, 10/01/2029 (e)		1,936	1,673

			4,605

Leisure Time — 0.5%
Carnival Corp., (Panama),
4.00%, 08/01/2028 (e)		985	916
5.75%, 03/01/2027 (e)		1,034	985
6.00%, 05/01/2029 (e)		1,070	1,008
9.88%, 08/01/2027 (e)		1,145	1,266
Reg. S, 10.13%, 02/01/2026	EUR	100	124
10.50%, 02/01/2026 (e)		1,031	1,143
Life Time, Inc.,
5.75%, 01/15/2026 (e)		310	310
8.00%, 04/15/2026 (e)		76	75
Lindblad Expeditions LLC, 6.75%, 02/15/2027 (e)		64	64
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029 (e)		74	65
NCL Corp. Ltd., (Bermuda),
5.88%, 03/15/2026 (e)		661	628
7.75%, 02/15/2029 (e)		112	113
NCL Finance Ltd., (Bermuda), 6.13%, 03/15/2028 (e)		182	169
Royal Caribbean Cruises Ltd., (Liberia),
5.38%, 07/15/2027 (e)		692	665
5.50%, 08/31/2026 (e)		387	373
5.50%, 04/01/2028 (e)		206	196
11.50%, 06/01/2025 (e)		955	1,050
Viking Cruises Ltd., (Bermuda),
5.88%, 09/15/2027 (e)		200	182
6.25%, 05/15/2025 (e)		500	468
Viking Ocean Cruises Ship VII Ltd., (Bermuda), 5.63%, 02/15/2029 (e)		194	177
Vista Outdoor, Inc., 4.50%, 03/15/2029 (e)		75	69

			10,046

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Lodging — 3.3%
Accor SA, (France), Reg. S, (EUR Swap Rate 5 Year + 4.56%), 4.38%, 01/30/2024 (x) (aa)	EUR	100	111
Boyd Gaming Corp.,
4.75%, 12/01/2027		191	189
4.75%, 06/15/2031 (e)		862	831
Champion Path Holdings Ltd., (British Virgin Islands), Reg. S, 4.50%, 01/27/2026		3,100	2,666
Fortune Star BVI Ltd., (British Virgin Islands),
Reg. S, 5.00%, 05/18/2026		2,900	2,453
Reg. S, 5.95%, 10/19/2025		10,800	9,833
Reg. S, 6.85%, 07/02/2024		2,500	2,368
Hilton Domestic Operating Co., Inc.,
3.63%, 02/15/2032 (e)		1,000	900
4.00%, 05/01/2031 (e)		28	27
4.88%, 01/15/2030		357	356
5.75%, 05/01/2028 (e)		443	458
Hyatt Hotels Corp., 1.30%, 10/01/2023		891	869
Melco Resorts Finance Ltd., (Cayman Islands),
Reg. S, 4.88%, 06/06/2025		4,200	3,848
Reg. S, 5.75%, 07/21/2028		15,900	14,000
MGM Resorts International,
4.75%, 10/15/2028		2,780	2,691
5.75%, 06/15/2025		398	408
Station Casinos LLC, 4.63%, 12/01/2031 (e)		588	538
Studio City Finance Ltd., (British Virgin Islands), Reg. S, 6.00%, 07/15/2025		9,640	8,821
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/2025 (e)		600	591
Travel + Leisure Co., 6.60%, 10/01/2025		190	202
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 4.25%, 05/30/2023 (e)		840	838
Wynn Macau Ltd., (Cayman Islands),
4.88%, 10/01/2024 (e)		500	468
Reg. S, 5.50%, 01/15/2026		12,250	11,148
5.50%, 10/01/2027 (e)		1,330	1,150

			65,764

Retail — 1.8%
1011778 BC ULC / New Red Finance, Inc., (Canada),
3.88%, 01/15/2028 (e)		76	72
4.00%, 10/15/2030 (e)		1,043	947
4.38%, 01/15/2028 (e)		152	146
5.75%, 04/15/2025 (e)		77	79
Arcos Dorados Holdings, Inc., (British Virgin Islands), 5.88%, 04/04/2027 (e)		200	205
Arko Corp., 5.13%, 11/15/2029 (e)		70	64
Asbury Automotive Group, Inc.,
4.75%, 03/01/2030		3	3
5.00%, 02/15/2032 (e)		30	28
At Home Group, Inc.,
4.88%, 07/15/2028 (e)		300	265
7.13%, 07/15/2029 (e)		1,475	1,280
Bath & Body Works, Inc.,
6.63%, 10/01/2030 (e)		3	3
6.88%, 11/01/2035		161	166
9.38%, 07/01/2025 (e)		349	398

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Retail — continued
Burger King France SAS, (France), Reg. S, (ICE LIBOR EUR 3 Month + 4.75%), 4.75%, 11/01/2026 (aa)	EUR	100	110
Carrols Restaurant Group, Inc., 5.88%, 07/01/2029 (e)		925	754
Carvana Co.,
4.88%, 09/01/2029 (e)		79	66
5.50%, 04/15/2027 (e)		513	458
Dufry One BV, (Netherlands), Reg. S, 2.50%, 10/15/2024	EUR	100	108
eG Global Finance plc, (United Kingdom),
Reg. S, 4.38%, 02/07/2025	EUR	922	990
Reg. S, 6.25%, 10/30/2025	EUR	1,636	1,802
6.75%, 02/07/2025 (e)		1,372	1,369
8.50%, 10/30/2025 (e)		200	205
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.,
4.63%, 01/15/2029 (e)		1,049	990
6.75%, 01/15/2030 (e)		1,435	1,320
Food Service Project SA, (Spain), Reg. S, 5.50%, 01/21/2027	EUR	109	118
Foundation Building Materials, Inc., 6.00%, 03/01/2029 (e)		890	801
Gap, Inc. (The), 3.88%, 10/01/2031 (e)		1,350	1,176
Guitar Center, Inc., 8.50%, 01/15/2026 (e)		433	442
GYP Holdings III Corp., 4.63%, 05/01/2029 (e)		83	77
IRB Holding Corp., 6.75%, 02/15/2026 (e)		444	452
Jollibee Worldwide Pte Ltd., (Singapore), Reg. S, 4.13%, 01/24/2026		4,200	4,215
Ken Garff Automotive LLC, 4.88%, 09/15/2028 (e)		3	3
LBM Acquisition LLC, 6.25%, 01/15/2029 (e)		1,196	1,120
LCM Investments Holdings II LLC, 4.88%, 05/01/2029 (e)		583	551
Lithia Motors, Inc., 3.88%, 06/01/2029 (e)		13	12
NMG Holding Co., Inc. / Neiman Marcus Group LLC, 7.13%, 04/01/2026 (e)		181	186
Park River Holdings, Inc., 5.63%, 02/01/2029 (e)		2,125	1,716
Penske Automotive Group, Inc., 3.75%, 06/15/2029 (e)		252	226
PetSmart, Inc. / PetSmart Finance Corp.,
4.75%, 02/15/2028 (e)		531	514
7.75%, 02/15/2029 (e)		1,840	1,895
Sally Holdings LLC / Sally Capital, Inc.,
5.63%, 12/01/2025		800	811
8.75%, 04/30/2025 (e)		1,433	1,497
SRS Distribution, Inc.,
4.63%, 07/01/2028 (e)		946	903
6.00%, 12/01/2029 (e)		1,070	990
6.13%, 07/01/2029 (e)		788	727
Staples, Inc., 7.50%, 04/15/2026 (e)		959	931
Stonegate Pub Co. Financing 2019 plc, (United Kingdom), Reg. S, 8.25%, 07/31/2025	GBP	200	267
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.00%, 06/01/2031 (e)		850	797
Superior Plus LP / Superior General Partner, Inc., (Canada), 4.50%, 03/15/2029 (e)		1,675	1,574
Tendam Brands SAU, (Spain), Reg. S, 5.00%, 09/15/2024	EUR	100	110
White Cap Buyer LLC, 6.88%, 10/15/2028 (e)		607	575
White Cap Parent LLC, 8.25% (cash), 03/15/2026 (e) (v)		586	576
Yum! Brands, Inc., 5.38%, 04/01/2032 (w)		50	50

			35,140

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Toys/Games/Hobbies — 0.1%
Mattel, Inc.,
3.38%, 04/01/2026 (e)		280	274
3.75%, 04/01/2029 (e)		382	368
5.45%, 11/01/2041		401	423
5.88%, 12/15/2027 (e)		481	503

			1,568

Total Consumer Cyclical			244,403

Consumer Non-cyclical — 7.7%
Agriculture — 0.3%
BAT Capital Corp., 3.22%, 08/15/2024		86	86
BAT International Finance plc, (United Kingdom), 3.95%, 06/15/2025 (e)		1,108	1,103
Imperial Brands Finance plc, (United Kingdom),
3.13%, 07/26/2024 (e)		643	638
3.75%, 07/21/2022 (e)		1,845	1,849
Vector Group Ltd., 5.75%, 02/01/2029 (e)		1,300	1,184
Viterra Finance BV, (Netherlands), 2.00%, 04/21/2026 (e)		700	645

			5,505

Commercial Services — 2.4%
Adani Ports & Special Economic Zone Ltd., (India), 3.38%, 07/24/2024 (e)		800	789
Adtalem Global Education, Inc., 5.50%, 03/01/2028 (e)		500	484
Albion Financing 1 Sarl / Aggreko Holdings, Inc., (Luxembourg), 6.13%, 10/15/2026 (e)		200	193
Allied Universal Holdco LLC / Allied Universal Finance Corp.,
6.00%, 06/01/2029 (e)		2,316	2,038
6.63%, 07/15/2026 (e)		4,572	4,626
9.75%, 07/15/2027 (e)		964	995
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl, (Multinational), 4.63%, 06/01/2028 (e)		3,156	2,958
AMN Healthcare, Inc., 4.00%, 04/15/2029 (e)		900	834
APi Escrow Corp., 4.75%, 10/15/2029 (e)		450	418
APX Group, Inc.,
5.75%, 07/15/2029 (e)		108	99
6.75%, 02/15/2027 (e)		154	157
Ashtead Capital, Inc., 4.38%, 08/15/2027 (e)		1,027	1,040
Autostrade per l’Italia SpA, (Italy),
Reg. S, 1.88%, 11/04/2025	EUR	100	109
Reg. S, 2.00%, 01/15/2030	EUR	400	417
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 4.75%, 04/01/2028 (e)		1,000	958
Avis Budget Finance plc, (Jersey), Reg. S, 4.75%, 01/30/2026	EUR	300	333
BCP V Modular Services Finance II plc, (United Kingdom),
Reg. S, 4.75%, 11/30/2028	EUR	200	212
Reg. S, 6.13%, 11/30/2028	GBP	100	124
Block, Inc., 3.50%, 06/01/2031 (e)		1,152	1,059
CoreLogic, Inc., 4.50%, 05/01/2028 (e)		919	867
EC Finance plc, (United Kingdom), Reg. S, 3.00%, 10/15/2026	EUR	182	197
eHi Car Services Ltd., (Cayman Islands), Reg. S, 7.00%, 09/21/2026		2,600	1,794
Garda World Security Corp., (Canada),
4.63%, 02/15/2027 (e)		58	56
9.50%, 11/01/2027 (e)		85	87

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Commercial Services — continued
Gartner, Inc.,
3.63%, 06/15/2029 (e)		299	280
4.50%, 07/01/2028 (e)		111	111
HealthEquity, Inc., 4.50%, 10/01/2029 (e)		244	231
Herc Holdings, Inc., 5.50%, 07/15/2027 (e)		500	507
Hertz Corp. (The),
4.63%, 12/01/2026 (e)		632	592
5.00%, 12/01/2029 (e)		775	703
India Toll Roads, (Mauritius), Reg. S, 5.50%, 08/19/2024		4,900	4,900
IPD 3 BV, (Netherlands), Reg. S, 5.50%, 12/01/2025	EUR	100	111
Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc., 5.00%, 02/01/2026 (e)		41	39
Metis Merger Sub LLC, 6.50%, 05/15/2029 (e)		2,432	2,289
MPH Acquisition Holdings LLC, 5.50%, 09/01/2028 (e)		1,418	1,361
NESCO Holdings II, Inc., 5.50%, 04/15/2029 (e)		797	783
Nielsen Finance LLC / Nielsen Finance Co.,
5.63%, 10/01/2028 (e)		72	73
5.88%, 10/01/2030 (e)		201	201
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/2029 (e)		76	73
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 01/15/2028 (e)		124	122
Rekeep SpA, (Italy), Reg. S, 7.25%, 02/01/2026	EUR	100	115
Royal Capital BV, (Netherlands), Reg. S, (CMT Index 5 Year + 7.40%), 5.00%, 02/05/2026 (x) (aa)		6,000	5,949
Sabre GLBL, Inc.,
7.38%, 09/01/2025 (e)		891	931
9.25%, 04/15/2025 (e)		212	235
Service Corp. International, 4.00%, 05/15/2031		368	342
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/2026 (e)		1,173	1,130
Sotheby’s, 7.38%, 10/15/2027 (e)		1,212	1,241
Sotheby’s / Bidfair Holdings, Inc., 5.88%, 06/01/2029 (e)		299	289
Triton Container International Ltd., (Bermuda),
0.80%, 08/01/2023 (e)		400	388
1.15%, 06/07/2024 (e)		223	212
United Rentals North America, Inc.,
3.88%, 02/15/2031		625	589
4.88%, 01/15/2028		2,075	2,108
Verscend Escrow Corp., 9.75%, 08/15/2026 (e)		1,245	1,295

			48,044

Cosmetics/Personal Care — 0.0% (g)
Coty, Inc., 5.00%, 04/15/2026 (e)		457	445
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US LLC, 4.75%, 01/15/2029 (e)		34	32

			477

Food — 1.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC,
3.25%, 03/15/2026 (e)		80	76
4.88%, 02/15/2030 (e)		213	207
5.88%, 02/15/2028 (e)		358	358

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Food — continued
B&G Foods, Inc., 5.25%, 09/15/2027		461	439
C&S Group Enterprises LLC, 5.00%, 12/15/2028 (e)		675	582
China Modern Dairy Holdings Ltd., (Cayman Islands), Reg. S, 2.13%, 07/14/2026		1,800	1,633
Chobani LLC / Chobani Finance Corp., Inc.,
4.63%, 11/15/2028 (e)		605	558
7.50%, 04/15/2025 (e)		2,672	2,584
JBS USA LUX SA / JBS USA Finance, Inc., (Multinational), 6.75%, 02/15/2028 (e)		555	584
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., (Multinational),
3.75%, 12/01/2031 (e)		231	214
6.50%, 04/15/2029 (e)		2,245	2,376
JGSH Philippines Ltd., (British Virgin Islands), Reg. S, 4.13%, 07/09/2030		6,000	5,838
Kraft Heinz Foods Co.,
4.88%, 10/01/2049		343	362
5.20%, 07/15/2045		3,550	3,837
5.50%, 06/01/2050		767	878
7.13%, 08/01/2039 (e)		500	632
Lamb Weston Holdings, Inc.,
4.13%, 01/31/2030 (e)		418	390
4.38%, 01/31/2032 (e)		1,218	1,138
NBM US Holdings, Inc., 7.00%, 05/14/2026 (e)		432	448
Performance Food Group, Inc., 4.25%, 08/01/2029 (e)		199	181
Pilgrim’s Pride Corp.,
3.50%, 03/01/2032 (e)		465	407
4.25%, 04/15/2031 (e)		1,348	1,247
5.88%, 09/30/2027 (e)		731	739
Post Holdings, Inc.,
4.50%, 09/15/2031 (e)		775	685
4.63%, 04/15/2030 (e)		1,680	1,513
5.63%, 01/15/2028 (e)		160	157
Quatrim SASU, (France), Reg. S, 5.88%, 01/15/2024	EUR	100	110
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 4.63%, 03/01/2029 (e)		155	145
US Foods, Inc.,
4.75%, 02/15/2029 (e)		87	83
6.25%, 04/15/2025 (e)		758	779

			29,180

Healthcare - Products — 0.3%
Avantor Funding, Inc.,
3.88%, 11/01/2029 (e)		623	586
4.63%, 07/15/2028 (e)		442	436
Mozart Debt Merger Sub, Inc.,
3.88%, 04/01/2029 (e)		1,200	1,108
5.25%, 10/01/2029 (e)		3,708	3,466
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA,
7.25%, 02/01/2028 (e)		1,350	1,391
7.38%, 06/01/2025 (e)		206	212

			7,199

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Healthcare - Services — 1.5%
Acadia Healthcare Co., Inc., 5.00%, 04/15/2029 (e)		37	36
AHP Health Partners, Inc., 5.75%, 07/15/2029 (e)		255	237
Akumin, Inc., (Canada), 7.00%, 11/01/2025 (e)		67	56
CAB SELAS, (France), Reg. S, 3.38%, 02/01/2028	EUR	100	105
Catalent Pharma Solutions, Inc., 3.13%, 02/15/2029 (e)		397	361
Centene Corp.,
2.45%, 07/15/2028		2,813	2,570
2.50%, 03/01/2031		784	694
2.63%, 08/01/2031		1,519	1,352
4.25%, 12/15/2027		661	663
Charles River Laboratories International, Inc., 4.00%, 03/15/2031 (e)		116	109
CHS / Community Health Systems, Inc.,
5.25%, 05/15/2030 (e)		775	745
5.63%, 03/15/2027 (e)		830	847
6.00%, 01/15/2029 (e)		451	456
6.13%, 04/01/2030 (e)		488	454
8.00%, 03/15/2026 (e)		1,441	1,501
DaVita, Inc., 3.75%, 02/15/2031 (e)		2,975	2,607
Encompass Health Corp.,
4.50%, 02/01/2028		170	168
4.63%, 04/01/2031		305	285
HCA, Inc.,
3.50%, 09/01/2030		427	411
4.63%, 03/15/2052 (e)		352	355
5.25%, 04/15/2025		800	843
5.25%, 06/15/2026		436	461
5.38%, 02/01/2025		805	838
5.38%, 09/01/2026		46	48
5.63%, 09/01/2028		1,272	1,374
IQVIA, Inc., 5.00%, 10/15/2026 (e)		397	405
Legacy LifePoint Health LLC,
4.38%, 02/15/2027 (e)		40	38
6.75%, 04/15/2025 (e)		590	608
ModivCare Escrow Issuer, Inc., 5.00%, 10/01/2029 (e)		343	320
Molina Healthcare, Inc., 3.88%, 05/15/2032 (e)		477	454
Prime Healthcare Services, Inc., 7.25%, 11/01/2025 (e)		1,442	1,478
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 9.75%, 12/01/2026 (e)		1,333	1,395
Surgery Center Holdings, Inc.,
6.75%, 07/01/2025 (e)		460	458
10.00%, 04/15/2027 (e)		446	469
Syneos Health, Inc., 3.63%, 01/15/2029 (e)		769	705
Tenet Healthcare Corp.,
4.25%, 06/01/2029 (e)		3,107	2,988
4.38%, 01/15/2030 (e)		1,150	1,104
4.88%, 01/01/2026 (e)		728	737
5.13%, 11/01/2027 (e)		552	555
6.13%, 10/01/2028 (e)		334	339
6.25%, 02/01/2027 (e)		648	665

			30,294

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Household Products/Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/2029 (e)		784	719
Central Garden & Pet Co., 4.13%, 10/15/2030		101	91
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 7.00%, 12/31/2027 (e)		1,525	1,247

			2,057

Pharmaceuticals — 1.6%
180 Medical, Inc., 3.88%, 10/15/2029 (e)		200	189
AdaptHealth LLC,
4.63%, 08/01/2029 (e)		150	136
5.13%, 03/01/2030 (e)		191	177
6.13%, 08/01/2028 (e)		1,840	1,826
Bausch Health Cos., Inc., (Canada),
5.25%, 01/30/2030 (e)		4,900	3,849
5.25%, 02/15/2031 (e)		2,746	2,149
6.13%, 04/15/2025 (e)		223	225
6.13%, 02/01/2027 (e)		146	147
6.25%, 02/15/2029 (e)		2,473	2,028
9.00%, 12/15/2025 (e)		1,172	1,214
Bayer US Finance II LLC,
3.88%, 12/15/2023 (e)		554	560
4.25%, 12/15/2025 (e)		1,300	1,324
Cheplapharm Arzneimittel GmbH, (Germany),
Reg. S, 4.38%, 01/15/2028	EUR	100	109
5.50%, 01/15/2028 (e)		322	312
Embecta Corp.,
5.00%, 02/15/2030 (e)		550	519
6.75%, 02/15/2030 (e) (w)		300	300
Endo Dac / Endo Finance LLC / Endo Finco, Inc., (Multinational), 9.50%, 07/31/2027 (e)		464	407
Endo Luxembourg Finance Co. I Sarl / Endo US, Inc., (Luxembourg), 6.13%, 04/01/2029 (e)		1,072	978
Gruenenthal GmbH, (Germany), Reg. S, 4.13%, 05/15/2028	EUR	100	108
Health & Happiness H&H International Holdings Ltd., (Cayman Islands), Reg. S, 5.63%, 10/24/2024		9,800	8,720
Jazz Securities DAC, (Ireland), 4.38%, 01/15/2029 (e)		867	841
Nidda Healthcare Holding GmbH, (Germany), Reg. S, 3.50%, 09/30/2024	EUR	200	212
Organon & Co. / Organon Foreign Debt Co-Issuer BV,
4.13%, 04/30/2028 (e)		200	191
5.13%, 04/30/2031 (e)		1,550	1,501
Owens & Minor, Inc., 6.63%, 04/01/2030 (e)		164	169
P&L Development LLC / PLD Finance Corp., 7.75%, 11/15/2025 (e)		1,163	1,070
Par Pharmaceutical, Inc., 7.50%, 04/01/2027 (e)		1,473	1,374
PRA Health Sciences, Inc., 2.88%, 07/15/2026 (e)		254	242
Teva Pharmaceutical Finance Netherlands II BV, (Netherlands), 4.50%, 03/01/2025	EUR	200	223
Vizient, Inc., 6.25%, 05/15/2027 (e)		383	394

			31,494

Total Consumer Non-cyclical			154,250

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Energy — 7.9%
Coal — 0.7%
Adaro Indonesia PT, (Indonesia), Reg. S, 4.25%, 10/31/2024	5,350	5,272
Coronado Finance Pty Ltd., (Australia), 10.75%, 05/15/2026 (e)	812	870
Indika Energy Capital IV Pte Ltd., (Singapore), Reg. S, 8.25%, 10/22/2025	7,200	7,276

		13,418

Energy - Alternate Sources — 1.1%
Enviva Partners LP / Enviva Partners Finance Corp., 6.50%, 01/15/2026 (e)	444	456
Greenko Dutch BV, (Netherlands), Reg. S, 3.85%, 03/29/2026	6,887	6,583
Greenko Solar Mauritius Ltd., (Mauritius), Reg. S, 5.55%, 01/29/2025	5,850	5,882
India Green Energy Holdings, (Mauritius), Reg. S, 5.38%, 04/29/2024	7,800	7,858
ReNew Power Pvt Ltd., (India), Reg. S, 5.88%, 03/05/2027	2,300	2,262
TerraForm Power Operating LLC, 4.75%, 01/15/2030 (e)	3	3

		23,044

Oil & Gas — 4.0%
Aethon United BR LP / Aethon United Finance Corp., 8.25%, 02/15/2026 (e)	868	901
Antero Resources Corp.,
5.38%, 03/01/2030 (e)	504	515
8.38%, 07/15/2026 (e)	929	1,024
Apache Corp.,
4.75%, 04/15/2043	250	237
5.10%, 09/01/2040	420	423
5.25%, 02/01/2042	53	53
Ascent Resources Utica Holdings LLC / ARU Finance Corp.,
5.88%, 06/30/2029 (e)	606	599
7.00%, 11/01/2026 (e)	600	615
8.25%, 12/31/2028 (e)	975	1,024
9.00%, 11/01/2027 (e)	660	904
Athabasca Oil Corp., (Canada), 9.75%, 11/01/2026 (e)	1,600	1,704
Callon Petroleum Co.,
6.13%, 10/01/2024	109	108
6.38%, 07/01/2026	430	428
8.00%, 08/01/2028 (e)	1,125	1,186
9.00%, 04/01/2025 (e)	598	634
Cenovus Energy, Inc., (Canada), 5.38%, 07/15/2025	605	639
Centennial Resource Production LLC, 6.88%, 04/01/2027 (e)	48	48
Chesapeake Energy Corp.,
5.50%, 02/01/2026 (e)	500	512
5.88%, 02/01/2029 (e)	635	656
6.75%, 04/15/2029 (e)	1,332	1,412
Citgo Holding, Inc., 9.25%, 08/01/2024 (e)	470	475
CITGO Petroleum Corp., 7.00%, 06/15/2025 (e)	179	180
CNX Resources Corp., 7.25%, 03/14/2027 (e)	1,932	2,044
Colgate Energy Partners III LLC,
5.88%, 07/01/2029 (e)	434	448
7.75%, 02/15/2026 (e)	422	450
Comstock Resources, Inc.,
5.88%, 01/15/2030 (e)	641	631
6.75%, 03/01/2029 (e)	2,375	2,450
7.50%, 05/15/2025 (e)	447	454

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
Continental Resources, Inc.,
2.27%, 11/15/2026 (e)	300	280
3.80%, 06/01/2024	1,800	1,813
Coterra Energy, Inc., 4.38%, 06/01/2024 (e)	660	674
Crescent Energy Finance LLC, 7.25%, 05/01/2026 (e)	818	822
CrownRock LP / CrownRock Finance, Inc., 5.63%, 10/15/2025 (e)	1,464	1,492
Devon Energy Corp.,
5.25%, 09/15/2024	1,100	1,150
5.25%, 10/15/2027	1,165	1,208
8.25%, 08/01/2023	751	796
Diamondback Energy, Inc., 4.25%, 03/15/2052	239	236
Endeavor Energy Resources LP / EER Finance, Inc., 6.63%, 07/15/2025 (e)	1,659	1,721
EQT Corp.,
3.13%, 05/15/2026 (e)	243	235
6.63%, 02/01/2025	404	427
Great Western Petroleum LLC / Great Western Finance Corp., 12.00%, 09/01/2025 (e)	68	76
Gulfport Energy Corp., 8.00%, 05/17/2026 (e)	69	72
Harbour Energy plc, (United Kingdom), 5.50%, 10/15/2026 (e)	264	261
Hilcorp Energy I LP / Hilcorp Finance Co.,
6.00%, 02/01/2031 (e)	1,438	1,442
6.25%, 11/01/2028 (e)	38	38
Laredo Petroleum, Inc., 9.50%, 01/15/2025	676	705
Lukoil Capital DAC, (Ireland), 2.80%, 04/26/2027 (e)	335	178
Lundin Energy Finance BV, (Netherlands), 2.00%, 07/15/2026 (e)	914	852
Matador Resources Co., 5.88%, 09/15/2026	1,637	1,667
Medco Oak Tree Pte Ltd., (Singapore), Reg. S, 7.38%, 05/14/2026	10,400	10,483
MEG Energy Corp., (Canada),
5.88%, 02/01/2029 (e)	400	404
6.50%, 01/15/2025 (e)	839	853
7.13%, 02/01/2027 (e)	1,050	1,099
Murphy Oil Corp., 6.88%, 08/15/2024	380	383
Nabors Industries Ltd., (Bermuda),
7.25%, 01/15/2026 (e)	405	405
7.50%, 01/15/2028 (e)	2,332	2,274
Nabors Industries, Inc.,
5.75%, 02/01/2025	200	195
7.38%, 05/15/2027 (e)	380	395
Neptune Energy Bondco plc, (United Kingdom), Reg. S, 6.63%, 05/15/2025	200	200
Northern Oil and Gas, Inc., 8.13%, 03/01/2028 (e)	853	889
Oasis Petroleum, Inc., 6.38%, 06/01/2026 (e)	125	128
Occidental Petroleum Corp.,
2.70%, 02/15/2023	72	72
4.30%, 08/15/2039	132	125
4.40%, 04/15/2046	1,325	1,259
4.40%, 08/15/2049	86	81
4.50%, 07/15/2044	777	742
4.63%, 06/15/2045	1,401	1,359
5.50%, 12/01/2025	100	105
5.55%, 03/15/2026	873	925
6.20%, 03/15/2040	1,042	1,157

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
6.45%, 09/15/2036		300	353
6.63%, 09/01/2030		1,688	1,937
6.95%, 07/01/2024		421	452
7.15%, 05/15/2028		675	756
7.88%, 09/15/2031		500	624
8.88%, 07/15/2030		1,160	1,485
Ovintiv Exploration, Inc., 5.63%, 07/01/2024		651	685
Parkland Corp., (Canada), 4.50%, 10/01/2029 (e)		875	811
Parsley Energy LLC / Parsley Finance Corp., 5.63%, 10/15/2027 (e)		623	644
PDC Energy, Inc.,
5.75%, 05/15/2026		660	669
6.13%, 09/15/2024		240	243
Petroleos Mexicanos, (Mexico), 6.88%, 08/04/2026		603	631
Precision Drilling Corp., (Canada), 6.88%, 01/15/2029 (e)		600	609
Range Resources Corp., 4.75%, 02/15/2030 (e)		900	894
Repsol International Finance BV, (Netherlands), Reg. S, (EUR Swap Rate 5 Year + 4.41%), 4.25%, 09/11/2028 (x) (aa)	EUR	100	111
Rockcliff Energy II LLC, 5.50%, 10/15/2029 (e)		691	692
Saudi Arabian Oil Co., (Saudi Arabia), 2.88%, 04/16/2024 (e)		250	249
SM Energy Co.,
5.63%, 06/01/2025		400	400
6.50%, 07/15/2028		69	71
6.63%, 01/15/2027		40	41
10.00%, 01/15/2025 (e)		1,591	1,737
Southwestern Energy Co.,
4.75%, 02/01/2032		110	110
5.38%, 02/01/2029		165	168
5.38%, 03/15/2030		1,550	1,575
5.95%, 01/23/2025		3	3
Suncor Energy, Inc., (Canada), 7.88%, 06/15/2026		345	402
Sunoco LP / Sunoco Finance Corp., 4.50%, 04/30/2030 (e)		1,275	1,177
Tap Rock Resources LLC, 7.00%, 10/01/2026 (e)		1,057	1,099
Tengizchevroil Finance Co. International Ltd., (Bermuda), 2.63%, 08/15/2025 (e)		700	616
Transocean, Inc., (Cayman Islands),
7.25%, 11/01/2025 (e)		225	196
11.50%, 01/30/2027 (e)		400	413
Valero Energy Corp., 2.85%, 04/15/2025		40	40

			80,325

Oil & Gas Services — 0.1%
Archrock Partners LP / Archrock Partners Finance Corp., 6.88%, 04/01/2027 (e)		1,068	1,080
USA Compression Partners LP / USA Compression Finance Corp.,
6.88%, 04/01/2026		315	319
6.88%, 09/01/2027		143	143
Weatherford International Ltd., (Bermuda),
6.50%, 09/15/2028 (e)		98	101
8.63%, 04/30/2030 (e)		101	103

			1,746

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Pipelines — 2.0%
Antero Midstream Partners LP / Antero Midstream Finance Corp.,
5.38%, 06/15/2029 (e)	425	425
5.75%, 03/01/2027 (e)	1,323	1,347
5.75%, 01/15/2028 (e)	186	190
7.88%, 05/15/2026 (e)	450	487
Buckeye Partners LP,
3.95%, 12/01/2026	503	492
5.60%, 10/15/2044	86	72
5.85%, 11/15/2043	17	14
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/2025	2,500	2,641
Cheniere Energy Partners LP,
3.25%, 01/31/2032 (e)	786	715
4.00%, 03/01/2031	1,387	1,345
4.50%, 10/01/2029	654	657
Cheniere Energy, Inc., 4.63%, 10/15/2028	3,247	3,271
CNX Midstream Partners LP, 4.75%, 04/15/2030 (e)	365	342
CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 06/15/2031 (e)	1,282	1,261
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.,
5.63%, 05/01/2027 (e)	45	44
6.00%, 02/01/2029 (e)	81	81
8.00%, 04/01/2029 (e)	104	111
DCP Midstream Operating LP,
5.60%, 04/01/2044	258	271
6.75%, 09/15/2037 (e)	280	328
DT Midstream, Inc.,
4.13%, 06/15/2029 (e)	584	560
4.38%, 06/15/2031 (e)	244	234
Energy Transfer LP,
4.25%, 03/15/2023	776	785
Series H, (CMT Index 5 Year + 5.69%), 6.50%, 11/15/2026 (x) (aa)	639	628
EnLink Midstream LLC,
5.38%, 06/01/2029	165	165
5.63%, 01/15/2028 (e)	166	169
EnLink Midstream Partners LP,
4.15%, 06/01/2025	241	240
4.40%, 04/01/2024	94	95
4.85%, 07/15/2026	20	20
5.05%, 04/01/2045	14	11
5.45%, 06/01/2047	145	123
5.60%, 04/01/2044	113	97
EQM Midstream Partners LP,
4.50%, 01/15/2029 (e)	72	68
4.75%, 01/15/2031 (e)	389	364
6.00%, 07/01/2025 (e)	321	325
6.50%, 07/01/2027 (e)	143	149
Florida Gas Transmission Co. LLC, 3.88%, 07/15/2022 (e)	2,000	2,004
Global Partners LP / GLP Finance Corp., 7.00%, 08/01/2027	600	600
Hess Midstream Operations LP, 4.25%, 02/15/2030 (e)	110	104
ITT Holdings LLC, 6.50%, 08/01/2029 (e)	605	559
MPLX LP, 4.95%, 03/14/2052	504	526

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pipelines — continued
New Fortress Energy, Inc.,
6.50%, 09/30/2026 (e)		1,659	1,638
6.75%, 09/15/2025 (e)		808	811
NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 02/01/2026 (e)		165	162
NOVA Gas Transmission Ltd., (Canada), 7.88%, 04/01/2023		420	441
NuStar Logistics LP,
5.75%, 10/01/2025		32	33
6.38%, 10/01/2030		13	13
Plains All American Pipeline LP / PAA Finance Corp., 2.85%, 01/31/2023		711	711
Rockies Express Pipeline LLC,
3.60%, 05/15/2025 (e)		50	49
7.50%, 07/15/2038 (e)		1,000	1,015
Sabine Pass Liquefaction LLC,
5.63%, 04/15/2023		1,354	1,386
5.75%, 05/15/2024		871	912
5.88%, 06/30/2026		500	541
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.,
6.00%, 03/01/2027 (e)		836	833
6.00%, 12/31/2030 (e)		1,283	1,245
6.00%, 09/01/2031 (e)		147	141
Targa Resources Corp., 4.95%, 04/15/2052 (w)		274	279
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.50%, 07/15/2027		1,394	1,467
Venture Global Calcasieu Pass LLC,
3.88%, 08/15/2029 (e)		1,058	1,027
3.88%, 11/01/2033 (e)		1,473	1,407
4.13%, 08/15/2031 (e)		1,429	1,402
Western Midstream Operating LP,
3.95%, 06/01/2025		500	503
4.55%, 02/01/2030		176	175
5.30%, 03/01/2048		589	583
5.50%, 08/15/2048		63	62
5.75%, 02/01/2050		1,345	1,312

			40,068

Total Energy			158,601

Financial — 20.1%
Banks — 6.2%
ABN AMRO Bank NV, (Netherlands),
4.75%, 07/28/2025 (e)		700	716
4.80%, 04/18/2026 (e)		600	617
AIB Group plc, (Ireland), (ICE LIBOR USD 3 Month + 1.87%), 4.26%, 04/10/2025 (e) (aa)		2,983	2,991
Australia & New Zealand Banking Group Ltd., (Australia), 4.40%, 05/19/2026 (e)		1,264	1,289
Axis Bank Ltd., (India), Reg. S, (CMT Index 5 Year + 3.32%), 4.10%, 09/08/2026 (x) (aa)		2,800	2,615
Banco de Sabadell SA, (Spain), Reg. S, (EUR Swap Rate 5 Year + 2.95%), 2.50%, 04/15/2031 (aa)	EUR	100	103
Bangkok Bank PCL, (Thailand), Reg. S, (CMT Index 5 Year + 1.90%), 3.73%, 09/25/2034 (aa)		8,900	8,297
Bank Negara Indonesia Persero Tbk. PT, (Indonesia), Reg. S, 3.75%, 03/30/2026		20,050	19,060
Bank of America Corp.,
(ICE LIBOR USD 3 Month + 0.93%), 2.82%, 07/21/2023 (aa)		1,075	1,076
(United States SOFR + 1.33%), 3.38%, 04/02/2026 (aa)		672	672

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 03/05/2024 (aa)		2,500	2,517
Series L, 3.95%, 04/21/2025		552	562
Bank of Ireland Group plc, (Ireland),
(CMT Index 1 Year + 1.10%), 2.03%, 09/30/2027 (e) (aa)		799	724
4.50%, 11/25/2023 (e)		500	509
BankUnited, Inc., 4.88%, 11/17/2025		544	568
Barclays plc, (United Kingdom),
(CMT Index 5 Year + 3.41%), 4.38%, 03/15/2028 (x) (aa)		465	410
5.20%, 05/12/2026		1,190	1,237
BBVA Bancomer SA, (Mexico), 4.38%, 04/10/2024 (e)		700	713
BNP Paribas SA, (France),
(United States SOFR + 1.00%), 1.32%, 01/13/2027 (e) (aa)		221	201
(ICE LIBOR USD 3 Month + 1.11%), 2.82%, 11/19/2025 (e) (aa)		1,250	1,222
4.38%, 09/28/2025 (e)		270	273
(ICE LIBOR USD 3 Month + 2.24%), 4.71%, 01/10/2025 (e) (aa)		645	659
BPCE SA, (France),
4.50%, 03/15/2025 (e)		200	202
4.88%, 04/01/2026 (e)		200	206
5.15%, 07/21/2024 (e)		1,335	1,376
Citigroup, Inc.,
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 07/24/2023 (aa)		1,178	1,180
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 04/24/2025 (aa)		2,000	2,006
3.70%, 01/12/2026		608	616
Series W, (CMT Index 5 Year + 3.60%), 4.00%, 12/10/2025 (x) (aa)		185	178
Series Y, (CMT Index 5 Year + 3.00%), 4.15%, 11/15/2026 (x) (aa)		15	14
Credit Agricole SA, (France),
4.38%, 03/17/2025 (e)		1,450	1,466
(CMT Index 5 Year + 3.24%), 4.75%, 03/23/2029 (e) (x) (aa)		261	237
Credit Suisse Group AG, (Switzerland),
(United States SOFR + 1.56%), 2.59%, 09/11/2025 (e) (aa)		388	375
(ICE LIBOR USD 3 Month + 1.20%), 3.00%, 12/14/2023 (e) (aa)		1,600	1,600
(ICE LIBOR USD 3 Month + 1.24%), 4.21%, 06/12/2024 (e) (aa)		1,100	1,111
(CMT Index 5 Year + 4.82%), 6.38%, 08/21/2026 (e) (x) (aa)		369	364
Danske Bank A/S, (Denmark),
(CMT Index 1 Year + 1.03%), 1.17%, 12/08/2023 (e) (aa)		1,172	1,157
(ICE LIBOR USD 3 Month + 1.59%), 3.24%, 12/20/2025 (e) (aa)		1,943	1,916
5.38%, 01/12/2024 (e)		2,312	2,386
Deutsche Bank AG, (Germany),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.30%), 4.00%, 06/24/2032 (aa)	EUR	100	110
Reg. S, (EUR Swap Rate 5 Year + 5.69%), 6.75%, 10/30/2028 (w) (x) (aa)	EUR	200	226
Freedom Mortgage Corp., 7.63%, 05/01/2026 (e)		508	485
Goldman Sachs Group, Inc. (The),
(United States SOFR + 0.91%), 1.95%, 10/21/2027 (aa)		700	651
(United States SOFR + 1.11%), 2.64%, 02/24/2028 (aa)		554	531
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 06/05/2023 (aa)		1,608	1,610
3.00%, 03/15/2024		286	286
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 09/29/2025 (aa)		316	316
Series R, (CMT Index 5 Year + 3.22%), 4.95%, 02/10/2025 (x) (aa)		441	441
HSBC Holdings plc, (United Kingdom),
(United States SOFR + 0.53%), 0.73%, 08/17/2024 (aa)		416	403
4.25%, 03/14/2024		352	357

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(CMT Index 5 Year + 3.65%), 4.60%, 12/17/2030 (x) (aa)		200	178
Industrial & Commercial Bank of China Ltd., (China), Reg. S, (CMT Index 5 Year + 2.37%), 3.20%, 09/24/2026 (x) (aa)		9,300	9,064
ING Groep NV, (Netherlands),
(SOFR Compounded Index + 1.64%), 1.91%, 03/28/2026 (aa)		235	236
Reg. S, (USD ICE Swap Rate 5 Year + 1.94%), 4.70%, 03/22/2028 (aa)		614	619
Intesa Sanpaolo SpA, (Italy),
3.38%, 01/12/2023 (e)		767	769
5.02%, 06/26/2024 (e)		672	678
Series XR, 3.25%, 09/23/2024 (e)		1,200	1,189
Kasikornbank PCL, (Thailand),
Reg. S, (CMT Index 5 Year + 1.70%), 3.34%, 10/02/2031 (aa)		8,700	8,187
Reg. S, (CMT Index 5 Year + 4.94%), 5.28%, 10/14/2025 (x) (aa)		11,000	10,918
Lloyds Banking Group plc, (United Kingdom), 4.58%, 12/10/2025		468	478
Macquarie Bank Ltd., (Australia), 4.88%, 06/10/2025 (e)		3,034	3,118
Morgan Stanley, (United States SOFR + 0.51%), 0.79%, 01/22/2025 (aa)		1,125	1,081
NatWest Group plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.48%), 3.50%, 05/15/2023 (aa)		1,539	1,541
Popular, Inc., (Puerto Rico), 6.13%, 09/14/2023		800	818
Santander Holdings USA, Inc.,
(United States SOFR + 1.25%), 2.49%, 01/06/2028 (aa)		504	471
3.45%, 06/02/2025		555	552
Santander UK Group Holdings plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.08%), 3.37%, 01/05/2024 (aa)		1,297	1,301
Shinhan Financial Group Co. Ltd., (South Korea), Reg. S, (CMT Index 5 Year + 2.06%), 2.88%, 05/12/2026 (x) (aa)		3,200	2,909
Standard Chartered plc, (United Kingdom),
(CMT Index 1 Year + 0.78%), 0.99%, 01/12/2025 (e) (aa)		1,034	988
(CMT Index 1 Year + 1.17%), 1.32%, 10/14/2023 (e) (aa)		421	417
5.20%, 01/26/2024 (e)		585	600
Synovus Financial Corp., 3.13%, 11/01/2022		549	551
Turkiye Vakiflar Bankasi TAO, (Turkey), 5.75%, 01/30/2023 (e)		650	653
UBS AG, (Switzerland),
Reg. S, 5.13%, 05/15/2024		2,637	2,694
7.63%, 08/17/2022		2,000	2,030
UBS Group AG, (Switzerland),
3.49%, 05/23/2023 (e)		1,000	1,001
(CMT Index 5 Year + 3.31%), 4.38%, 02/10/2031 (e) (x) (aa)		200	181
UniCredit SpA, (Italy),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 7.33%), 7.50%, 06/03/2026 (x) (aa)	EUR	200	239
7.83%, 12/04/2023 (e)		700	743
Wells Fargo & Co., Series BB, (CMT Index 5 Year + 3.45%), 3.90%, 03/15/2026 (x) (aa)		259	248

			123,289

Diversified Financial Services — 3.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland),
2.88%, 08/14/2024		336	327
3.15%, 02/15/2024		524	515
3.50%, 01/15/2025		347	340
Air Lease Corp., 3.00%, 09/15/2023		1,320	1,315
Aircastle Ltd., (Bermuda),
4.40%, 09/25/2023		448	450

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
5.25%, 08/11/2025 (e)		543	553
Alliance Data Systems Corp., 4.75%, 12/15/2024 (e)		2,183	2,146
Ally Financial, Inc.,
1.45%, 10/02/2023		80	78
3.88%, 05/21/2024		858	868
4.63%, 03/30/2025		208	214
5.13%, 09/30/2024		1,000	1,045
5.75%, 11/20/2025		427	450
American Express Co., (CMT Index 5 Year + 2.85%), 3.55%, 09/15/2026 (x) (aa)		760	690
Aviation Capital Group LLC, 5.50%, 12/15/2024 (e)		1,200	1,236
Avolon Holdings Funding Ltd., (Cayman Islands),
4.25%, 04/15/2026 (e)		439	433
5.13%, 10/01/2023 (e)		580	591
BOC Aviation Ltd., (Singapore),
Reg. S, 3.25%, 04/29/2025		600	591
3.88%, 04/27/2026 (e)		1,100	1,102
Castlelake Aviation Finance DAC, (Ireland), 5.00%, 04/15/2027 (e)		275	245
Charles Schwab Corp. (The), Series H, (CMT Index 10 Year + 3.08%), 4.00%, 12/01/2030 (x) (aa)		1,868	1,678
Citigroup Global Markets Holdings, Inc., 0.75%, 06/07/2024		874	834
doValue SpA, (Italy), Reg. S, 5.00%, 08/04/2025	EUR	100	113
Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Fin, 3.88%, 02/15/2026 (e)		250	242
Enact Holdings, Inc., 6.50%, 08/15/2025 (e)		212	219
Encore Capital Group, Inc., Reg. S, 5.38%, 02/15/2026	GBP	200	261
Garfunkelux Holdco 3 SA, (Luxembourg),
Reg. S, 6.75%, 11/01/2025	EUR	300	330
Reg. S, 7.75%, 11/01/2025	GBP	100	131
Global Aircraft Leasing Co. Ltd., (Cayman Islands), 6.50% (cash), 09/15/2024 (e) (v)		1,118	1,017
goeasy Ltd., (Canada), 5.38%, 12/01/2024 (e)		400	397
Home Point Capital, Inc., 5.00%, 02/01/2026 (e)		79	65
Intrum AB, (Sweden), Reg. S, 4.88%, 08/15/2025	EUR	200	223
Jefferies Finance LLC / JFIN Co-Issuer Corp., 5.00%, 08/15/2028 (e)		1,864	1,785
Jerrold Finco plc, (United Kingdom), Reg. S, 4.88%, 01/15/2026	GBP	100	126
LD Holdings Group LLC, 6.13%, 04/01/2028 (e)		1,118	991
LFS Topco LLC, 5.88%, 10/15/2026 (e)		625	586
LPL Holdings, Inc., 4.00%, 03/15/2029 (e)		825	783
Muthoot Finance Ltd., (India), Reg. S, 4.40%, 09/02/2023		9,600	9,593
Nationstar Mortgage Holdings, Inc., 5.13%, 12/15/2030 (e)		1,656	1,530
Navient Corp.,
5.50%, 03/15/2029		1,369	1,277
5.88%, 10/25/2024		740	749
6.13%, 03/25/2024		399	409
7.25%, 09/25/2023		511	530
NFP Corp.,
4.88%, 08/15/2028 (e)		768	733
6.88%, 08/15/2028 (e)		2,117	2,017

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
OneMain Finance Corp.,
3.50%, 01/15/2027		174	161
3.88%, 09/15/2028		250	226
4.00%, 09/15/2030		942	831
5.38%, 11/15/2029		1,706	1,658
5.63%, 03/15/2023		444	451
6.13%, 03/15/2024		596	611
6.63%, 01/15/2028		255	267
6.88%, 03/15/2025		1,877	1,971
7.13%, 03/15/2026		564	602
8.25%, 10/01/2023		305	320
Park Aerospace Holdings Ltd., (Cayman Islands),
4.50%, 03/15/2023 (e)		765	771
5.50%, 02/15/2024 (e)		750	768
PennyMac Financial Services, Inc., 4.25%, 02/15/2029 (e)		925	794
Sherwood Financing plc, (United Kingdom), Reg. S, (ICE LIBOR EUR 3 Month + 4.63%), 4.63%, 11/15/2027 (aa)	EUR	100	109
Shriram Transport Finance Co. Ltd., (India),
Reg. S, 5.10%, 07/16/2023		12,900	12,916
SLM Corp., 3.13%, 11/02/2026		61	56
VistaJet Malta Finance PLC / XO Management Holding, Inc., (Multinational), 6.38%, 02/01/2030 (e)		650	614

			62,934

Insurance — 0.8%
Acrisure LLC / Acrisure Finance, Inc., 6.00%, 08/01/2029 (e)		98	91
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer,
4.25%, 10/15/2027 (e)		1,583	1,523
5.88%, 11/01/2029 (e)		1,646	1,578
6.75%, 10/15/2027 (e)		2,088	2,067
AmWINS Group, Inc., 4.88%, 06/30/2029 (e)		652	623
Aon Corp., 8.21%, 01/01/2027		519	602
BroadStreet Partners, Inc., 5.88%, 04/15/2029 (e)		875	816
CNO Financial Group, Inc., 5.25%, 05/30/2025		1,000	1,038
CNO Global Funding, 1.75%, 10/07/2026 (e)		406	375
F&G Global Funding,
1.75%, 06/30/2026 (e)		1,220	1,135
2.30%, 04/11/2027 (e)		444	416
GA Global Funding Trust, 0.80%, 09/13/2024 (e)		336	315
Galaxy Bidco Ltd., (Jersey), Reg. S, 6.50%, 07/31/2026	GBP	100	129
GTCR AP Finance, Inc., 8.00%, 05/15/2027 (e)		168	170
HUB International Ltd.,
5.63%, 12/01/2029 (e)		60	57
7.00%, 05/01/2026 (e)		1,213	1,227
Liberty Mutual Group, Inc., Reg. S, (EUR Swap Rate 5 Year + 3.70%), 3.63%, 05/23/2059 (aa)	EUR	100	109
Muang Thai Life Assurance PCL, (Thailand), Reg. S, (CMT Index 10 Year + 2.40%), 3.55%, 01/27/2037 (aa)		2,400	2,267
USI, Inc., 6.88%, 05/01/2025 (e)		455	456

			14,994

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Investment Companies — 1.0%
Blackstone Private Credit Fund, 4.70%, 03/24/2025 (e)		454	455
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029 (e)		74	70
Huarong Finance 2019 Co. Ltd., (British Virgin Islands), Reg. S, 4.50%, 05/29/2029		13,200	12,452
Huarong Finance II Co. Ltd., (British Virgin Islands), Reg. S, 5.00%, 11/19/2025		4,800	4,788
Icahn Enterprises LP / Icahn Enterprises Finance Corp.,
4.38%, 02/01/2029		626	574
5.25%, 05/15/2027		288	283
6.25%, 05/15/2026		88	90
OWL Rock Core Income Corp., 5.50%, 03/21/2025 (e)		195	194

			18,906

Real Estate — 7.2%
ADLER Group SA, (Luxembourg),
Reg. S, 2.75%, 11/13/2026	EUR	200	184
Reg. S, 3.25%, 08/05/2025	EUR	100	97
Agile Group Holdings Ltd., (Cayman Islands), Reg. S, 5.75%, 01/02/2025		9,200	3,130
Central China Real Estate Ltd., (Cayman Islands),
Reg. S, 6.88%, 08/08/2022		1,750	1,295
Reg. S, 7.25%, 04/24/2023		3,850	2,119
China SCE Group Holdings Ltd., (Cayman Islands),
Reg. S, 5.95%, 09/29/2024		10,050	5,226
Reg. S, 6.00%, 02/04/2026		4,300	2,021
CIFI Holdings Group Co. Ltd., (Cayman Islands),
Reg. S, 4.45%, 08/17/2026		15,550	12,518
Reg. S, 6.00%, 07/16/2025		5,500	4,565
Country Garden Holdings Co. Ltd., (Cayman Islands),
Reg. S, 2.70%, 07/12/2026		1,500	1,058
Reg. S, 7.25%, 04/08/2026		7,800	6,006
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/2028 (e)		1,061	1,109
DIC Asset AG, (Germany), Reg. S, 2.25%, 09/22/2026	EUR	100	97
Five Point Operating Co. LP / Five Point Capital Corp., 7.88%, 11/15/2025 (e)		950	972
Gemdale Ever Prosperity Investment Ltd., (Hong Kong), Reg. S, 4.95%, 08/12/2024		3,000	2,768
Global Prime Capital Pte Ltd., (Singapore), Reg. S, 5.95%, 01/23/2025		1,800	1,732
Greenland Global Investment Ltd., (British Virgin Islands),
Reg. S, 5.88%, 07/03/2024		1,500	900
Reg. S, 6.13%, 04/22/2023		2,300	1,587
Reg. S, 7.25%, 01/22/2025		10,100	5,959
Greentown China Holdings Ltd., (Cayman Islands), Reg. S, 4.70%, 04/29/2025		2,300	2,162
Greystar Real Estate Partners LLC, 5.75%, 12/01/2025 (e)		600	604
Howard Hughes Corp. (The),
4.13%, 02/01/2029 (e)		206	193
4.38%, 02/01/2031 (e)		1,031	970
5.38%, 08/01/2028 (e)		800	803
Hunt Cos., Inc., 5.25%, 04/15/2029 (e)		2,075	1,977
Kennedy-Wilson, Inc., 4.75%, 02/01/2030		23	22
KWG Group Holdings Ltd., (Cayman Islands), Reg. S, 5.95%, 08/10/2025		14,100	5,358
New Metro Global Ltd., (British Virgin Islands),
Reg. S, 5.00%, 08/08/2022		700	640
Reg. S, 6.80%, 08/05/2023		7,000	4,411

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Real Estate — continued
NWD Finance BVI Ltd., (British Virgin Islands), Reg. S, (CMT Index 5 Year + 7.89%), 5.25%, 03/22/2026 (x) (aa)	14,200	14,094
Powerlong Real Estate Holdings Ltd., (Cayman Islands),
Reg. S, 5.95%, 04/30/2025	9,900	3,567
Reg. S, 6.25%, 08/10/2024	800	304
Realogy Group LLC / Realogy Co-Issuer Corp.,
5.25%, 04/15/2030 (e)	1,005	930
5.75%, 01/15/2029 (e)	271	256
RKPF Overseas 2019 A Ltd., (British Virgin Islands), Reg. S, 6.00%, 09/04/2025	2,700	2,133
RKPF Overseas 2020 A Ltd., (British Virgin Islands), Reg. S, 5.13%, 07/26/2026	14,500	11,020
Ronshine China Holdings Ltd., (Cayman Islands),
Reg. S, 8.75%, 10/25/2022	1,450	522
Reg. S, 8.95%, 01/22/2023	3,000	690
Seazen Group Ltd., (Cayman Islands), Reg. S, 6.15%, 04/15/2023	1,000	746
Sunac China Holdings Ltd., (Cayman Islands),
Reg. S, 5.95%, 04/26/2024	1,500	373
Reg. S, 6.50%, 07/09/2023	9,400	2,731
Reg. S, 6.80%, 10/20/2024	17,500	4,288
Reg. S, 7.95%, 10/11/2023	2,000	525
Times China Holdings Ltd., (Cayman Islands),
Reg. S, 5.55%, 06/04/2024	8,800	3,916
Reg. S, 6.60%, 03/02/2023	1,200	618
VLL International, Inc., (Cayman Islands), Reg. S, 5.75%, 11/28/2024	8,500	8,412
Wanda Group Overseas Ltd., (Hong Kong), Reg. S, 7.50%, 07/24/2022	9,800	9,310
WeWork Cos. LLC / WW Co-Obligor, Inc., 5.00%, 07/10/2025 (e)	213	183
Yanlord Land HK Co. Ltd., (Hong Kong), Reg. S, 5.13%, 05/20/2026	11,300	10,000

		145,101

REITS — 1.7%
American Tower Corp., 3.65%, 03/15/2027 (w)	414	414
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 4.50%, 04/01/2027 (e)	65	61
Diversified Healthcare Trust,
4.38%, 03/01/2031	1,175	993
4.75%, 02/15/2028	875	796
9.75%, 06/15/2025	1,310	1,379
EPR Properties,
4.50%, 06/01/2027	813	803
4.75%, 12/15/2026	1,055	1,057
GLP Capital LP / GLP Financing II, Inc., 5.25%, 06/01/2025	439	452
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026 (e)	483	459
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032 (e)	33	31
Iron Mountain, Inc., 5.25%, 07/15/2030 (e)	698	684
iStar, Inc., 5.50%, 02/15/2026	889	902
Kite Realty Group Trust, 4.00%, 03/15/2025	391	394
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 06/15/2029 (e)	19	18
LMIRT Capital Pte Ltd., (Singapore), Reg. S, 7.25%, 06/19/2024	4,600	4,564

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
REITS — continued
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.,
3.88%, 02/15/2029 (e)	1,838	1,806
4.50%, 09/01/2026	1,210	1,216
4.50%, 01/15/2028	1,843	1,857
4.63%, 06/15/2025 (e)	506	509
5.63%, 05/01/2024	543	559
5.75%, 02/01/2027	569	601
MPT Operating Partnership LP / MPT Finance Corp.,
3.50%, 03/15/2031	1,068	992
4.63%, 08/01/2029	849	841
5.00%, 10/15/2027	1,727	1,756
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.50%, 06/01/2025 (e)	1,705	1,773
RHP Hotel Properties LP / RHP Finance Corp., 4.75%, 10/15/2027	635	611
RLJ Lodging Trust LP, 4.00%, 09/15/2029 (e)	159	147
SBA Communications Corp., 3.88%, 02/15/2027	776	756
Service Properties Trust,
5.50%, 12/15/2027	150	145
7.50%, 09/15/2025	13	13
SL Green Operating Partnership LP, 3.25%, 10/15/2022	560	562
Starwood Property Trust, Inc.,
3.75%, 12/31/2024 (e)	475	463
5.50%, 11/01/2023 (e)	2	2
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC,
6.00%, 01/15/2030 (e)	525	473
7.88%, 02/15/2025 (e)	1,211	1,258
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC,
4.75%, 04/15/2028 (e)	1,340	1,268
6.50%, 02/15/2029 (e)	84	79
VICI Properties LP / VICI Note Co., Inc.,
3.75%, 02/15/2027 (e)	164	160
4.13%, 08/15/2030 (e)	831	802
4.25%, 12/01/2026 (e)	276	275
4.63%, 12/01/2029 (e)	817	817
Vornado Realty LP, 3.50%, 01/15/2025	719	716
WEA Finance LLC / Westfield UK & Europe Finance plc, 3.75%, 09/17/2024 (e)	961	960

		34,424

Savings & Loans — 0.1%
Nationwide Building Society, (United Kingdom), 4.00%, 09/14/2026 (e)	394	395
People’s United Financial, Inc., 3.65%, 12/06/2022	1,788	1,800

		2,195

Total Financial		401,843

Government — 0.9%
Sovereign — 0.9%
1MDB Global Investments Ltd., (British Virgin Islands), Reg. S, 4.40%, 03/09/2023	18,100	17,693

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Industrial — 5.6%
Aerospace/Defense — 1.4%
Boeing Co. (The),
4.88%, 05/01/2025	1,264	1,306
5.93%, 05/01/2060	1,920	2,216
Bombardier, Inc., (Canada),
6.00%, 02/15/2028 (e)	2,252	2,111
7.13%, 06/15/2026 (e)	2,517	2,467
7.45%, 05/01/2034 (e)	151	153
7.50%, 12/01/2024 (e)	3,209	3,303
7.88%, 04/15/2027 (e)	2,515	2,471
BWX Technologies, Inc.,
4.13%, 06/30/2028 (e)	341	329
4.13%, 04/15/2029 (e)	399	384
F-Brasile SpA / F-Brasile US LLC, (Italy), Series XR, 7.38%, 08/15/2026 (e)	256	230
Howmet Aerospace, Inc., 6.88%, 05/01/2025	425	461
Maxar Space Robotics LLC, 9.75%, 12/31/2023 (e)	738	785
Rolls-Royce plc, (United Kingdom),
3.63%, 10/14/2025 (e)	364	353
5.75%, 10/15/2027 (e)	700	719
Spirit AeroSystems, Inc., 7.50%, 04/15/2025 (e)	586	607
TransDigm UK Holdings plc, (United Kingdom), 6.88%, 05/15/2026	200	204
TransDigm, Inc.,
4.63%, 01/15/2029	550	514
5.50%, 11/15/2027	400	397
6.25%, 03/15/2026 (e)	5,308	5,457
7.50%, 03/15/2027	1,451	1,498
8.00%, 12/15/2025 (e)	1,112	1,158
Triumph Group, Inc., 8.88%, 06/01/2024 (e)	438	463

		27,586

Building Materials — 0.8%
Builders FirstSource, Inc., 6.75%, 06/01/2027 (e)	1,460	1,515
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029 (e)	544	503
CP Atlas Buyer, Inc., 7.00%, 12/01/2028 (e)	206	176
Eco Material Technologies, Inc., 7.88%, 01/31/2027 (e)	600	597
Griffon Corp., 5.75%, 03/01/2028	880	846
JELD-WEN, Inc., 4.63%, 12/15/2025 (e)	590	568
Masonite International Corp., (Canada), 3.50%, 02/15/2030 (e)	622	559
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030 (e)	400	372
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/2028 (e)	381	384
SRM Escrow Issuer LLC, 6.00%, 11/01/2028 (e)	3,044	3,002
Standard Industries, Inc.,
3.38%, 01/15/2031 (e)	2,775	2,432
4.38%, 07/15/2030 (e)	112	103
Summit Materials LLC / Summit Materials Finance Corp., 5.25%, 01/15/2029 (e)	71	70
UltraTech Cement Ltd., (India), Reg. S, 2.80%, 02/16/2031	1,200	1,054
West China Cement Ltd., (Jersey), Reg. S, 4.95%, 07/08/2026	4,100	3,577

		15,758

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc.,
4.38%, 03/31/2029 (e)		500	438
6.50%, 12/31/2027 (e)		121	120
WESCO Distribution, Inc.,
7.13%, 06/15/2025 (e)		177	184
7.25%, 06/15/2028 (e)		1,261	1,339

			2,081

Electronics — 0.2%
II-VI, Inc., 5.00%, 12/15/2029 (e)		631	618
Imola Merger Corp., 4.75%, 05/15/2029 (e)		684	659
Likewize Corp., 9.75%, 10/15/2025 (e)		1,330	1,347
Sensata Technologies BV, (Netherlands), 4.00%, 04/15/2029 (e)		200	190
Sensata Technologies, Inc.,
3.75%, 02/15/2031 (e)		547	509
4.38%, 02/15/2030 (e)		969	930

			4,253

Engineering & Construction — 1.4%
Abertis Infraestructuras Finance BV, (Netherlands), Reg. S, (EUR Swap Rate 5 Year + 3.69%), 3.25%, 11/24/2025 (x) (aa)	EUR	100	108
Arcosa, Inc., 4.38%, 04/15/2029 (e)		374	355
Artera Services LLC, 9.03%, 12/04/2025 (e)		611	603
Brand Industrial Services, Inc., 8.50%, 07/15/2025 (e)		106	99
Celestial Miles Ltd., (British Virgin Islands), Reg. S, (CMT Index 5 Year + 8.21%), 5.75%, 01/31/2024 (x) (aa)		17,600	17,285
Fluor Corp., 3.50%, 12/15/2024		297	297
GMR Hyderabad International Airport Ltd., (India), Reg. S, 4.75%, 02/02/2026		9,500	9,085
TopBuild Corp., 3.63%, 03/15/2029 (e)		500	454

			28,286

Environmental Control — 0.2%
Clean Harbors, Inc., 5.13%, 07/15/2029 (e)		113	114
Covanta Holding Corp.,
4.88%, 12/01/2029 (e)		461	438
5.00%, 09/01/2030		95	90
GFL Environmental, Inc., (Canada),
3.50%, 09/01/2028 (e)		356	335
4.00%, 08/01/2028 (e)		275	253
4.38%, 08/15/2029 (e)		350	324
4.75%, 06/15/2029 (e)		538	514
5.13%, 12/15/2026 (e)		669	674
Madison IAQ LLC, 5.88%, 06/30/2029 (e)		586	520
Waste Pro USA, Inc., 5.50%, 02/15/2026 (e)		414	387

			3,649

Machinery - Construction & Mining — 0.1%
Terex Corp., 5.00%, 05/15/2029 (e)		1,101	1,056
Vertiv Group Corp., 4.13%, 11/15/2028 (e)		702	641

			1,697

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Machinery - Diversified — 0.4%
ATS Automation Tooling Systems, Inc., (Canada), 4.13%, 12/15/2028 (e)		114	107
GrafTech Finance, Inc., 4.63%, 12/15/2028 (e)		969	901
Granite US Holdings Corp., 11.00%, 10/01/2027 (e)		405	427
Husky III Holding Ltd., (Canada), 13.00% (cash), 02/15/2025 (e) (v)		122	127
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/2024 (e)		1,939	1,968
OT Merger Corp., 7.88%, 10/15/2029 (e)		394	341
Titan Acquisition Ltd. / Titan Co-Borrower LLC, (Multinational), 7.75%, 04/15/2026 (e)		715	712
TK Elevator Holdco GmbH, (Germany), 7.63%, 07/15/2028 (e)		389	386
TK Elevator Midco GmbH, (Germany), Reg. S, 4.38%, 07/15/2027	EUR	100	109
TK Elevator US Newco, Inc., 5.25%, 07/15/2027 (e)		2,013	1,998
Westinghouse Air Brake Technologies Corp., 4.38%, 08/15/2023		600	606

			7,682

Metal Fabricate/Hardware — 0.0% (g)
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029 (e)		500	466

Miscellaneous Manufacturers — 0.1%
Amsted Industries, Inc.,
4.63%, 05/15/2030 (e)		1,008	955
5.63%, 07/01/2027 (e)		122	122
Gates Global LLC / Gates Corp., 6.25%, 01/15/2026 (e)		374	375

			1,452

Packaging & Containers — 0.8%
ARD Finance SA, (Luxembourg), 6.50% (cash), 06/30/2027 (e) (v)		1,273	1,164
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc, (Multinational), 4.00%, 09/01/2029 (e)		1,723	1,555
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., (Multinational),
5.25%, 08/15/2027 (e)		1,348	1,250
4.13%, 08/15/2026 (e)		482	465
Ball Corp.,
2.88%, 08/15/2030		118	106
3.13%, 09/15/2031		227	202
Clydesdale Acquisition Holdings, Inc.,
6.63%, 04/15/2029 (e) (w)		485	491
8.75%, 04/15/2030 (e) (w)		367	345
Graham Packaging Co., Inc., 7.13%, 08/15/2028 (e)		1,250	1,134
Intelligent Packaging Holdco Issuer LP, (Canada), 9.00% (cash), 01/15/2026 (e) (v)		475	475
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, (Canada), 6.00%, 09/15/2028 (e)		1,414	1,393
LABL, Inc.,
5.88%, 11/01/2028 (e)		936	877
8.25%, 11/01/2029 (e)		1,050	927
10.50%, 07/15/2027 (e)		325	326
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/2024 (e)		141	141
OI European Group BV, (Netherlands), 4.75%, 02/15/2030 (e)		575	534
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/2027 (e)		1,329	1,322
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc., 4.38%, 10/15/2028 (e)		875	807

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Packaging & Containers — continued
Sealed Air Corp., 4.00%, 12/01/2027 (e)		89	87
TriMas Corp., 4.13%, 04/15/2029 (e)		850	776
Trivium Packaging Finance BV, (Netherlands),
5.50%, 08/15/2026 (e)		454	451
8.50%, 08/15/2027 (e)		1,756	1,747

			16,575

Retail — 0.0% (g)
Patrick Industries, Inc., 4.75%, 05/01/2029 (e)		675	580

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc., 3.84%, 05/01/2025		393	398

Transportation — 0.0% (g)
Seaspan Corp., (Marshall Island), 5.50%, 08/01/2029 (e)		70	65

Trucking & Leasing — 0.1%
Fortress Transportation and Infrastructure Investors LLC,
5.50%, 05/01/2028 (e)		973	885
6.50%, 10/01/2025 (e)		667	660

			1,545

Total Industrial			112,073

Technology — 1.4%
Computers — 0.6%
Booz Allen Hamilton, Inc.,
3.88%, 09/01/2028 (e)		315	304
4.00%, 07/01/2029 (e)		658	643
CA Magnum Holdings, (Mauritius),
5.38%, 10/31/2026 (e)		1,002	987
Reg. S, 5.38%, 10/31/2026		9,600	9,456
Centurion Bidco SpA, (Italy), Reg. S, 5.88%, 09/30/2026	EUR	100	107
Condor Merger Sub, Inc., 7.38%, 02/15/2030 (e)		763	731
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029		183	168
KBR, Inc., 4.75%, 09/30/2028 (e)		6	6
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 5.75%, 06/01/2025 (e)		380	383

			12,785

Semiconductors — 0.2%
Microchip Technology, Inc.,
0.97%, 02/15/2024		1,018	976
4.25%, 09/01/2025		723	732
4.33%, 06/01/2023		438	445
Qorvo, Inc., 1.75%, 12/15/2024 (e)		428	408
SK Hynix, Inc., (South Korea), 1.50%, 01/19/2026 (e)		731	677
Synaptics, Inc., 4.00%, 06/15/2029 (e)		75	71

			3,309

Software — 0.6%
Black Knight InfoServ LLC, 3.63%, 09/01/2028 (e)		571	540
Boxer Parent Co., Inc.,
Reg. S, 6.50%, 10/02/2025	EUR	200	223
7.13%, 10/02/2025 (e)		660	684
9.13%, 03/01/2026 (e)		559	577

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Software — continued
Camelot Finance SA, (Luxembourg), 4.50%, 11/01/2026 (e)		700	681
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 03/01/2025 (e)		942	942
Clarivate Science Holdings Corp.,
3.88%, 07/01/2028 (e)		443	422
4.88%, 07/01/2029 (e)		1,016	956
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028 (e)		60	60
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029 (e)		724	681
Elastic NV, (Netherlands), 4.13%, 07/15/2029 (e)		207	192
Fair Isaac Corp., 4.00%, 06/15/2028 (e)		133	129
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl, 4.63%, 05/01/2028 (e)		699	642
MicroStrategy, Inc., 6.13%, 06/15/2028 (e)		181	176
Minerva Merger Sub, Inc., 6.50%, 02/15/2030 (e)		624	607
MSCI, Inc.,
3.25%, 08/15/2033 (e)		71	64
3.63%, 09/01/2030 (e)		344	324
Open Text Corp., (Canada), 3.88%, 02/15/2028 (e)		42	40
Open Text Holdings, Inc., 4.13%, 02/15/2030 (e)		85	81
Playtika Holding Corp., 4.25%, 03/15/2029 (e)		290	267
Rackspace Technology Global, Inc., 3.50%, 02/15/2028 (e)		375	336
SS&C Technologies, Inc., 5.50%, 09/30/2027 (e)		1,001	1,013
Twilio, Inc., 3.88%, 03/15/2031		179	166
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%, 09/01/2025 (e)		668	634
ZoomInfo Technologies LLC / ZoomInfo Finance Corp., 3.88%, 02/01/2029 (e)		742	679

			11,116

Total Technology			27,210

Utilities — 4.9%
Electric — 4.2%
ACEN Finance Ltd., (Cayman Islands), Reg. S, 4.00%, 03/08/2025 (x)		6,500	5,688
AES Corp. (The), 3.30%, 07/15/2025 (e)		527	517
Alexander Funding Trust, 1.84%, 11/15/2023 (e)		777	754
Calpine Corp.,
3.75%, 03/01/2031 (e)		73	65
4.50%, 02/15/2028 (e)		1,273	1,242
5.00%, 02/01/2031 (e)		2,225	2,025
5.13%, 03/15/2028 (e)		3,217	3,064
5.25%, 06/01/2026 (e)		514	517
Cikarang Listrindo Tbk. PT, (Indonesia), Reg. S, 4.95%, 09/14/2026		6,500	6,438
Clearway Energy Operating LLC,
3.75%, 01/15/2032 (e)		159	146
4.75%, 03/15/2028 (e)		398	398
Comision Federal de Electricidad, (Mexico), 4.88%, 01/15/2024 (e)		600	613
Edison International,
3.13%, 11/15/2022		700	703
Series A, (CMT Index 5 Year + 4.70%), 5.38%, 03/15/2026 (x) (aa)		792	764
Series B, (CMT Index 5 Year + 3.90%), 5.00%, 12/15/2026 (x) (aa)		329	309
Electricite de France SA, (France), Reg. S, (EUR Swap Rate 5 Year + 3.97%), 3.38%, 06/15/2030 (x) (aa)	EUR	400	398
Fells Point Funding Trust, 3.05%, 01/31/2027 (e)		424	407

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Electric — continued
FirstEnergy Corp.,
2.05%, 03/01/2025	480	460
Series A, 3.35%, 07/15/2022	664	663
Series B, 2.25%, 09/01/2030	24	21
Series C, 3.40%, 03/01/2050	799	673
FirstEnergy Transmission LLC,
4.55%, 04/01/2049 (e)	36	35
5.45%, 07/15/2044 (e)	485	529
Greenko Wind Projects Mauritius Ltd., (Mauritius), 5.50%, 04/06/2025 (e) (w)	2,000	1,993
Jersey Central Power & Light Co., 4.70%, 04/01/2024 (e)	562	575
JSW Hydro Energy Ltd., (India), Reg. S, 4.13%, 05/18/2031	2,509	2,333
Mong Duong Finance Holdings BV, (Netherlands), Reg. S, 5.13%, 05/07/2029	5,224	4,707
NextEra Energy Capital Holdings, Inc., (ICE LIBOR USD 3 Month + 0.27%), 0.75%, 02/22/2023 (aa)	3,000	2,990
NRG Energy, Inc.,
3.63%, 02/15/2031 (e)	722	635
3.75%, 06/15/2024 (e)	948	945
3.88%, 02/15/2032 (e)	838	738
5.25%, 06/15/2029 (e)	779	761
6.63%, 01/15/2027	538	555
Pacific Gas and Electric Co., 3.15%, 01/01/2026	1,240	1,195
Pattern Energy Operations LP / Pattern Energy Operations, Inc., 4.50%, 08/15/2028 (e)	497	482
PG&E Corp.,
5.00%, 07/01/2028	925	894
5.25%, 07/01/2030	1,366	1,325
ReNew Wind Energy AP2 / ReNew Power Pvt Ltd. other 9 Subsidiaries, (India), Reg. S, 4.50%, 07/14/2028	11,800	10,710
SMC Global Power Holdings Corp., (Philippines), Reg. S, (CMT Index 5 Year + 9.20%), 7.00%, 10/21/2025 (x) (aa)	13,300	12,849
Star Energy Geothermal Wayang Windu Ltd., (British Virgin Islands), Reg. S, 6.75%, 04/24/2033	5,535	5,840
TransAlta Corp., (Canada), 4.50%, 11/15/2022	450	452
Vistra Corp.,
(CMT Index 5 Year + 5.74%), 7.00%, 12/15/2026 (e) (x) (aa)	2,249	2,190
(CMT Index 5 Year + 6.93%), 8.00%, 10/15/2026 (e) (x) (aa)	2,075	2,085
Vistra Operations Co. LLC,
3.55%, 07/15/2024 (e)	1,100	1,090
4.38%, 05/01/2029 (e)	2,444	2,310
5.00%, 07/31/2027 (e)	350	344

		84,427

Gas — 0.7%
AmeriGas Partners LP / AmeriGas Finance Corp.,
5.50%, 05/20/2025	1,505	1,505
5.88%, 08/20/2026	1,205	1,204
Atmos Energy Corp.,
0.63%, 03/09/2023	2,000	1,972
(ICE LIBOR USD 3 Month + 0.38%), 1.02%, 03/09/2023 (aa)	1,138	1,136
Centrica plc, (United Kingdom), 4.00%, 10/16/2023 (e)	420	425
National Fuel Gas Co., 3.75%, 03/01/2023	1,500	1,510

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Gas — continued
ONE Gas, Inc.,
0.85%, 03/11/2023		2,387	2,354
1.10%, 03/11/2024		1,441	1,391
(ICE LIBOR USD 3 Month + 0.61%), 1.36%, 03/11/2023 (aa)		2,583	2,580

			14,077

Water — 0.0% (g)
Aquarion Co., 4.00%, 08/15/2024 (e)		487	493
Thames Water Kemble Finance plc, (United Kingdom), Reg. S, 4.63%, 05/19/2026	GBP	168	212

			705

Total Utilities			99,209

Total Corporate Bonds (Cost $1,520,800)			1,461,898

Foreign Government Securities — 2.7%
Mongolia Government International Bond, (Mongolia),
Reg. S, 3.50%, 07/07/2027		1,200	1,080
Reg. S, 5.13%, 04/07/2026		1,700	1,669
5.63%, 05/01/2023 (e)		4,200	4,221
Morocco Government International Bond, (Morocco), 4.25%, 12/11/2022 (e)		450	455
Oman Government International Bond, (Oman), Reg. S, 7.00%, 01/25/2051		1,000	1,022
Pakistan Government International Bond, (Pakistan),
Reg. S, 6.00%, 04/08/2026		11,800	9,263
Reg. S, 6.88%, 12/05/2027		9,000	7,078
Reg. S, 7.38%, 04/08/2031		11,950	8,909
Republic of Kenya Government International Bond, (Kenya), 6.88%, 06/24/2024 (e)		650	651
Sri Lanka Government International Bond, (Sri Lanka),
Reg. S, 5.75%, 04/18/2023		2,600	1,282
6.20%, 05/11/2027 (e)		15,600	7,332
Reg. S, 6.20%, 05/11/2027		7,200	3,384
Reg. S, 6.75%, 04/18/2028		4,000	1,876
Reg. S, 6.85%, 03/14/2024		12,100	5,944

Total Foreign Government Securities (Cost $58,605)			54,166

U.S. Treasury Obligation — 0.9%
U.S. Treasury Notes, 2.25%, 03/31/2024 (Cost $18,717)		18,761	18,749

	SHARES
Common Stock — 0.1%
Communications — 0.1%
Telecommunications — 0.1%
Intelsat Emergence SA, (Luxembourg) (a) (bb) (cc) (Cost $4,731)		87	2,521

Preferred Stock — 0.3%
Consumer Cyclical — 0.3%
Retail — 0.3%
Ferrellgas Escrow LLC, expiring, 03/30/2031 (a) (bb) (cc) (Cost $5,117)		5	5,275

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Loan Assignments — 4.9% (o)
Basic Materials — 0.1%
Chemicals — 0.1%
Alpha 3 BV, Initial Dollar Term Loan, (Netherlands), (ICE LIBOR USD 1 Month + 2.50%), 3.00%, 03/18/2028 (aa)	419		413
ARC Falcon I, Inc., Initial Term Loan, (ICE LIBOR USD 1 Month + 3.75%), 4.25%, 09/30/2028 (aa)	605		590
Ascend Performance Materials Operations LLC, 2021 Refinancing Term Loan, (ICE LIBOR USD 3 Month + 4.75%), 5.76%, 08/27/2026 (aa)	439		437
Axalta Coating Systems Dutch Holding B BV, Term B-3 Dollar Loan, (Netherlands), (ICE LIBOR USD 3 Month + 1.75%), 2.76%, 06/01/2024 (aa)	594		588
Nutrition & Biosciences, Inc., 3-Year Delayed Draw Term Loan, (ICE LIBOR USD 1 Month + 0.00%), 1.41%, 01/17/2023 (f) (aa)	64		64
Nutrition & Biosciences, Inc., 5-year Delayed Draw Term Loan, (ICE LIBOR USD 1 Month + 0.00%), 1.94%, 01/17/2025 (f) (aa)	113		112
Sparta U.S. Holdco LLC, Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 08/02/2028 (aa)	249		246

Total Basic Materials			2,450

Communications — 1.0%
Advertising — 0.1%
ABG Intermediate Holdings 2 LLC, 2021 Refinancing Term Loan (First Lien), (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 09/27/2024 (aa)	766		759
Clear Channel Outdoor Holdings, Inc., Term B Loan, (ICE LIBOR USD 3 Month + 3.50%), 3.80%, 08/21/2026 (aa)	830		815

			1,574

Internet — 0.2%
Acuris Finance US, Inc., Initial Dollar Term Loan, (ICE LIBOR USD 1 Month + 4.00%), 4.50%, 02/16/2028 (aa)	178		176
Barracuda Networks, Inc., Term Loan (Second Lien), (ICE LIBOR USD 3 Month + 6.75%), 7.50%, 10/30/2028 (aa)	827		821
Comcast Hulu Holdings LLC, Term Loan A, (ICE LIBOR USD 3 Month + 1.00%), 1.33%, 03/15/2024 (aa)	1,750		1,733
MH Sub I LLC, 2020 June New Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 09/13/2024 (aa)	670		661
MH Sub I LLC, 2021 Replacement Term Loan (Second Lien), (ICE LIBOR USD 1 Month + 6.25%), 6.71%, 02/23/2029 (aa)	109		108
MH Sub I LLC, Amendment No. 2 Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.50%), 3.96%, 09/13/2024 (aa)	—	(h)	1
Proofpoint, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 3.25%), 3.76%, 08/31/2028 (aa)	379		375
Uber Technologies, Inc., 2021 Incremental Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 3.96%, 04/04/2025 (aa)	244		243

			4,118

Media — 0.3%
Charter Communications Operating LLC, Term B-1 Loan, (ICE LIBOR USD 1 Month + 1.75%), 2.21%, 04/30/2025 (aa)	2,467		2,455
Diamond Sports Group LLC, Term Loan (First Lien) (United States SOFR 1 Month + 8.00%), 1.00%, 05/25/2026 (u) (aa)	560		568
Diamond Sports Group LLC, Term Loan (Third Lien), (ICE LIBOR USD 1 Month + 3.25%), 0.19%, 08/24/2026 (aa)	496		170

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Media — continued
DIRECTV Financing LLC, Closing Date Term Loan, (ICE LIBOR USD 1 Month + 5.00%), 5.75%, 08/02/2027 (aa)	985	983
Nexstar Media, Inc., Term B-3 Loan, (ICE LIBOR USD 1 Month + 2.25%), 2.71%, 01/17/2024 (aa)	772	767
Nielsen Finance LLC, Class B-4 Term Loan, (ICE LIBOR USD 1 Month + 2.00%), 2.31%, 10/04/2023 (aa)	1,052	1,051
Univision Communications, Inc., 2017 Replacement Repriced First-Lien Term Loan, (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 03/15/2024 (aa)	796	793

		6,787

Telecommunications — 0.4%
Cincinnati Bell, Inc., Term B-2 Loan, (CME Term SOFR 3 Month + 3.25%), 4.05%, 11/22/2028 (aa)	319	314
Connect Finco Sarl, Amendment No. 1 Refinancing Term Loan, (Luxembourg), (ICE LIBOR USD 1 Month + 3.50%), 4.50%, 12/11/2026 (aa)	374	370
Delta Topco, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 12/01/2027 (aa)	571	561
Digicel International Finance Limited, Initial Term B Loan (First Lien), (Saint Lucia), (ICE LIBOR USD 3 Month + 3.25%), 3.50%, 05/27/2024 (aa)	387	368
Intelsat Jackson Holdings S.A., Term B Loan, (Luxembourg), (SOFR 6 Month + 4.25%), 5.16%, 02/01/2029 (u) (aa)	406	399
Intelsat Jackson Holdings S.A., Tranche B-3 Term Loan Retired 02/01/2022, (Luxembourg), (ICE LIBOR USD 6 Month + 4.25%), 5.16%, 11/27/2023 (aa)	1	1
Intrado Corp., Initial Term B Loan, (ICE LIBOR USD 3 Month + 4.00%), 5.00%, 10/10/2024 (aa)	2,764	2,517
Intrado Corp., Incremental Term B-1 Loan, (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 10/10/2024 (aa)	1,324	1,194
Lumen Technologies, Inc., Term A Loan, (ICE LIBOR USD 1 Month + 2.00%), 2.46%, 01/31/2025 (u) (aa)	784	774
MetroNet Systems Holdings LLC, 2021 Term Loan (First Lien), (CME Term SOFR 1 Month + 3.75%), 4.50%, 06/02/2028 (aa)	21	21
ViaSat, Inc., Initial Term Loan, (SOFR 1 Month + 4.50%), 5.00%, 03/02/2029 (u) (aa)	455	452
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 3.46%, 03/09/2027 (aa)	765	743

		7,714

Total Communications		20,193

Consumer Cyclical — 0.8%
Airlines — 0.1%
AAdvantage Loyality IP Ltd., Initial Term Loan, (Cayman Islands), (ICE LIBOR USD 3 Month + 4.75%), 5.50%, 04/20/2028 (u) (aa)	1,276	1,291
Mileage Plus Holdings LLC, Initial Term Loan, (ICE LIBOR USD 3 Month + 5.25%), 6.25%, 06/21/2027 (aa)	130	134
SkyMiles IP Ltd., Initial Term Loan, (Cayman Islands), (ICE LIBOR USD 3 Month + 3.75%), 4.75%, 10/20/2027 (aa)	490	505
United AirLines, Inc., Class B Term Loan, (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 04/21/2028 (u) (aa)	832	821

		2,751

Apparel — 0.1%
Crocs, Inc., Term Loan, (CME Term SOFR 1 Month + 3.50%), 4.45%, 02/20/2029 (aa)	947	922

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Auto Manufacturers — 0.0% (g)
Ford Motor Co., Term Loan, (ICE LIBOR USD 1 Month + 1.75%), 2.20%, 12/31/2022 (aa)	850	839

Auto Parts & Equipment — 0.1%
Tenneco, Inc., Tranche A Term Loan, (ICE LIBOR USD 1 Month + 2.00%), 0.00%, 09/29/2023 (aa)	1,350	1,333

Entertainment — 0.1%
AMC Entertainment Holdings, Inc., Term B-1 Loan, (ICE LIBOR USD 1 Month + 3.00%), 3.35%, 04/22/2026 (aa)	859	764
Penn National Gaming, Inc., Term A Facility Refinancing Loan, (ICE LIBOR USD 1 Month + 1.25%), 2.00%, 10/19/2023 (aa)	788	779
Raptor Acquisition Corp., Term B Loan (First Lien), (Canada), (ICE LIBOR USD 3 Month + 4.00%), 4.93%, 11/01/2026 (aa)	200	199
Scientific Games International, Inc., Initial Term B-5 Loan, (ICE LIBOR USD 1 Month + 2.75%), 3.21%, 08/14/2024 (aa)	1,196	1,191

		2,933

Leisure Time — 0.1%
Life Time, Inc., 2021 Refinancing Term Loan, (ICE LIBOR USD 3 Month + 4.75%), 5.75%, 12/16/2024 (aa)	622	618
Royal Caribbean Cruises Ltd., Non-Extended Advance, (Liberia), (ICE LIBOR USD 3 Month + 1.35%), 1.54%, 04/05/2022 (u) (aa)	900	891

		1,509

Lodging — 0.1%
Fertitta Entertainment LLC, Initial B Term Loan, (CME Term SOFR 3 Month + 4.00%), 4.65%, 01/27/2029 (aa)	827	822
Four Seasons Holdings, Inc., Term Loan (First Lien) 2013, (Canada), (ICE LIBOR USD 3 Month + 2.00%), 2.46%, 11/30/2023 (aa)	600	598
Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, (ICE LIBOR USD 1 Month + 1.75%), 2.21%, 06/22/2026 (aa)	956	945

		2,365

Retail — 0.2%
BJ’s Wholesale Club, Inc., Tranche B Term Loan (First Lien), (ICE LIBOR USD 1 Month + 2.00%), 2.39%, 02/03/2024 (aa)	441	440
Foundation Building Materials, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 3.25%), 3.75%, 01/31/2028 (aa)	185	181
IRB Holding Corp., 2022 Replacement Term B Loan, (CME Term SOFR 3 Month + 3.00%), 3.75%, 12/15/2027 (u) (aa)	380	378
LBM Acquisition LLC, Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 12/17/2027 (u) (aa)	188	183
PetSmart LLC, Initial Term Loan, (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 02/11/2028 (aa)	946	942
SRS Distribution, Inc., 2022 Refinancing Term Loan, (CME Term SOFR 3 Month + 3.50%), 4.00%, 06/02/2028 (aa)	400	395
Staples, Inc., 2019 Refinancing New Term B-1 Loan, (ICE LIBOR USD 3 Month + 5.00%), 5.32%, 04/16/2026 (aa)	202	190
White Cap Supply Holdings LLC, Initial Closing Date Term Loan, (CME Term SOFR 1 Month + 3.75%), 4.25%, 10/19/2027 (aa)	533	526

		3,235

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Toys/Games/Hobbies — 0.0% (g)
MND Holdings III Corp., 2018 Refinancing Term Loan, (ICE LIBOR USD 3 Month + 3.50%), 4.51%, 06/19/2024 (aa)	911	897

Total Consumer Cyclical		16,784

Consumer Non-cyclical — 0.7%
Beverages — 0.1%
Naked Juice LLC, Initial Loan (Second Lien), (CME Term SOFR 3 Month + 6.00%), 6.65%, 01/24/2030 (aa)	111	110
Naked Juice LLC, Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.25%), 3.90%, 01/24/2029 (aa)	838	823

		933

Commercial Services — 0.3%
CoreLogic, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.50%), 4.00%, 06/02/2028 (aa)	762	752
PECF USS Intermediate Holding III Corp., Initial Term Loan, (ICE LIBOR USD 3 Month + 4.25%), 4.76%, 12/15/2028 (aa)	870	860
Sabre GLBL, Inc., 2021 Other Term B-1 Loan, (ICE LIBOR USD 1 Month + 3.50%), 4.00%, 12/17/2027 (u) (aa)	114	113
Sabre GLBL, Inc., 2021 Other Term B-2 Loan, (ICE LIBOR USD 1 Month + 3.50%), 4.00%, 12/17/2027 (u) (aa)	183	180
Sotheby’s, 2021 Second Refinancing Term Loan, (ICE LIBOR USD 3 Month + 4.50%), 5.00%, 01/15/2027 (aa)	105	105
Syniverse Holdings, Inc., Initial Term Loan (Second Lien), (ICE LIBOR USD 3 Month + 9.00%), 10.00%, 03/11/2024 (aa)	1,500	1,407
Syniverse Holdings, Inc., Tranche C Term Loan , (ICE LIBOR USD 3 Month + 5.00%), 6.00%, 03/09/2023 (u) (aa)	766	741
Trans Union LLC, 2019 Replacement Term B-5 Loan, (ICE LIBOR USD 1 Month + 1.75%), 2.21%, 11/16/2026 (aa)	598	589
Verscend Holding Corp., Term B-1 Loan, (ICE LIBOR USD 1 Month + 4.00%), 4.46%, 08/27/2025 (u) (aa)	2,063	2,052

		6,799

Food — 0.0% (g)
JBS USA Lux S.A., New Term Loan, (Luxembourg), (ICE LIBOR USD 3 Month + 2.00%), 2.80%, 05/01/2026 (u) (aa)	598	592

Healthcare - Products — 0.0% (g)
Ortho-Clinical Diagnostics, Inc., Second Amendment New Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 3.23%, 06/30/2025 (aa)	845	841

Healthcare - Services — 0.2%
DaVita, Inc., Tranche B-1 Term Loan, (ICE LIBOR USD 1 Month + 1.75%), 2.21%, 08/12/2026 (aa)	883	876
Envision Healthcare Corp., Initial Term Loan, (ICE LIBOR USD 1 Month + 3.75%), 4.21%, 10/10/2025 (aa)	532	352
LifePoint Health, Inc., Term B Loan (First Lien), (ICE LIBOR USD 1 Month + 3.75%), 4.20%, 11/16/2025 (aa)	192	191
Medical Solutions Holdings, Inc., Initial Term Loan (Second Lien), (ICE LIBOR USD 3 Month + 7.00%), 7.50%, 11/01/2029 (aa)	430	413
Phoenix Newco, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.50%), 4.00%, 11/15/2028 (aa)	565	560
Quorum Health Corp., Term Loan (Exit), (ICE LIBOR USD 3 Month + 7.75%), 8.75%, 04/29/2025 (aa)	611	538

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Healthcare - Services — continued
WCG Purchaser Corp., Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 4.00%), 5.01%, 01/08/2027 (aa)	290	288

		3,218

Pharmaceuticals — 0.1%
Change Healthcare Holdings LLC, Closing Date Term Loan, (ICE LIBOR USD 1 Month + 2.50%), 3.50%, 03/01/2024 (aa)	529	525
Embecta Corp., Initial Term Loan (First Lien), (SOFR 3 Month + 3.00%), 3.05%, 03/30/2029 (u) (aa)	8	8
Endo Luxembourg Finance Co. I Sarl., 2021 Term Loan, (Luxembourg), (ICE LIBOR USD 1 Month + 5.00%), 5.75%, 03/27/2028 (aa)	495	463

		996

Total Consumer Non-cyclical		13,379

Energy — 0.2%
Oil & Gas — 0.1%
Ascent Resources Utica Holdings Llc / Aru Finance Corp., Term Loan (Second Lien), (ICE LIBOR USD 3 Month + 9.00%), 10.00%, 11/01/2025 (u) (aa)	2,320	2,476

Pipelines — 0.1%
Cheniere Corpus Christi Holdings LLC, Tranche 2, (ICE LIBOR USD 1 Month + 1.75%), 2.21%, 06/30/2024 (u) (aa)	818	814
Freeport LNG investments, LLLP, Initial Term B Loan, (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 12/21/2028 (aa)	193	191

		1,005

Total Energy		3,481

Financial — 0.5%
Diversified Financial Services — 0.2%
Advisor Group Holdings, Inc., Term B-1 Loan, (ICE LIBOR USD 1 Month + 4.50%), 4.96%, 07/31/2026 (u) (aa)	381	379
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (Second Lien), (ICE LIBOR USD 1 Month + 6.75%), 7.50%, 04/07/2028 (aa)	763	761
Deerfield Dakota Holding LLC, Initial Dollar Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 04/09/2027 (aa)	48	48
Delos Finance S.a r.l., New Loan (2018), (Luxembourg), (ICE LIBOR USD 3 Month + 1.75%), 2.76%, 10/06/2023 (u) (aa)	1,087	1,079
Mercury Borrower, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 3.50%), 4.51%, 08/02/2028 (u) (aa)	534	529
Mercury Borrower, Inc., Initial Term Loan (Second Lien), (ICE LIBOR USD 3 Month + 6.50%), 7.51%, 08/02/2029 (u) (aa)	668	661

		3,457

Insurance — 0.2%
Alliant Holdings Intermediate LLC, Initial Term Loan (2018), (ICE LIBOR USD 1 Month + 3.25%), 3.71%, 05/09/2025 (aa)	192	190
AssuredPartners, Inc., 2022 Term Loan, (SOFR 1 Month + 3.50%), 4.00%, 02/12/2027 (u) (aa)	220	217
Asurion LLC, New B-3 Term Loan (Second Lien), (ICE LIBOR USD 1 Month + 5.25%), 5.71%, 01/31/2028 (aa)	364	356
Asurion LLC, New B-4 Term Loan (Second Lien), (ICE LIBOR USD 1 Month + 5.25%), 5.71%, 01/20/2029 (aa)	785	767
Asurion LLC, Replacement B-6 Term Loan, (ICE LIBOR USD 1 Month + 3.13%), 3.58%, 11/03/2023 (aa)	1,071	1,063

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Insurance — continued
Hub International Limited, B-3 Incremental Term Loan, (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 04/25/2025 (u) (aa)	186	185
Sedgwick Claims Management Services, Inc., 2020 Term Loan, (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 09/03/2026 (aa)	289	287
Sedgwick Claims Management Services, Inc., Initial Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 3.71%, 12/31/2025 (aa)	319	316

		3,381

REITS — 0.1%
GLP Capital LP, Term Loan A2, (ICE LIBOR USD 1 Month + 1.50%), 1.95%, 05/21/2023 (aa)	795	793
Invitation Homes Operating Partnership LP, Term Loan A, (ICE LIBOR USD 1 Month + 1.00%), 1.47%, 01/31/2025 (aa)	1,552	1,548

		2,341

Total Financial		9,179

Government — 0.1%
Regional (State/Province) — 0.1%
Seminole Tribe of Florida, 2018 Replacement Term B Loan, (ICE LIBOR USD 1 Month + 1.75%), 2.21%, 07/08/2024 (aa)	1,080	1,079

Industrial — 0.5%
Aerospace/Defense — 0.1%
COBHAM ULTRA US CO-BORROWER LLC, Term Loan, (ICE LIBOR USD 1 Month + 3.75%), 4.25%, 11/17/2028 (u) (aa)	287	284
Propulsion, Term Loan, (Luxembourg), (SOFR 3 Month + 4.00%), 4.50%, 02/10/2029 (u) (aa)	225	224
Sequa Mezzanine Holdings LLC, Extended Term Loan (First Lien), (ICE LIBOR USD 3 Month + 6.75%), 7.75%, 11/28/2023 (aa)	291	291
Spirit Aerosystems, Inc., 2021 Refinancing Term Loan, (ICE LIBOR USD 1 Month + 3.75%), 4.25%, 01/15/2025 (aa)	371	370
TransDigm, Inc., Tranche F Refinancing Term Loan, (ICE LIBOR USD 1 Month + 2.25%), 2.71%, 12/09/2025 (aa)	578	567

		1,736

Building Materials — 0.1%
Chariot Buyer LLC, Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 3.50%), 4.51%, 11/03/2028 (aa)	420	414
CP Atlas Buyer, Inc., Term B Loan, (ICE LIBOR USD 1 Month + 3.75%), 4.25%, 11/23/2027 (aa)	235	229
CPG International LLC, New Term Loan, (ICE LIBOR USD 3 Month + 2.50%), 3.25%, 05/05/2024 (aa)	185	183
Griffon Corp., Term B Loan, (CME Term SOFR 3 Month + 2.75%), 3.27%, 01/24/2029 (aa)	323	319

		1,145

Engineering & Construction — 0.1%
Brand Energy & Infrastructure Services, Inc., Initial Term Loan, (ICE LIBOR USD 3 Month + 4.25%), 5.25%, 06/21/2024 (aa)	2,119	2,018
KKR Apple Bidco LLC, Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.00%), 3.50%, 09/22/2028 (aa)	601	593
KKR Apple Bidco LLC, Initial Term Loan (Second Lien), (ICE LIBOR USD 1 Month + 5.75%), 6.25%, 09/21/2029 (aa)	96	95

		2,706

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Environmental Control — 0.0% (g)
Clean Harbors, Inc., Initial Term Loan, (ICE LIBOR USD 1 Month + 1.75%), 2.21%, 06/28/2024 (aa)	249	247
Filtration Group Corp., 2021 Incremental Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 4.00%, 10/21/2028 (u) (aa)	267	264

		511

Machinery - Construction & Mining — 0.0% (g)
Vertiv Group Corp., Term B Loan, (ICE LIBOR USD 1 Month + 2.75%), 2.99%, 03/02/2027 (aa)	68	67

Machinery - Diversified — 0.0% (g)
Husky Injection Molding Systems Ltd., Initial Term Loan, (Canada), (ICE LIBOR USD 3 Month + 3.00%), 3.35%, 03/28/2025 (u) (aa)	882	862
SPX Flow, Inc., Term Loan, (SOFR 1 Month + 4.50%), 4.55%, 03/16/2029 (u) (aa)	428	416

		1,278

Miscellaneous Manufacturers — 0.0% (g)
Momentive Performance Materials, Inc., Initial Dollar Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.25%), 3.70%, 05/15/2024 (aa)	184	182

Packaging & Containers — 0.1%
Clydesdale Acquisition Holdings, Inc., Seven Year Term Loan, (SOFR 3 Month + 4.25%), 4.33%, 03/30/2029 (u) (aa)	188	185
Flex Acquisition Co., Inc., 2021 Specified Refinancing Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 0.00%, 03/02/2028 (u) (aa)	500	499
Mauser Packaging Solutions Holding Co., Initial Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 3.48%, 04/03/2024 (aa)	492	484

		1,168

Shipbuilding — 0.0% (g)
MHI Holdings LLC, Initial Term Loan, (ICE LIBOR USD 1 Month + 5.00%), 5.46%, 09/21/2026 (aa)	537	534

Transportation — 0.1%
AIT Worldwide Logistics Holdings, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 4.75%), 5.50%, 04/06/2028 (aa)	400	396
XPO Logistics, Inc., Refinancing Term Loan (2018), (ICE LIBOR USD 1 Month + 1.75%), 1.99%, 02/24/2025 (aa)	764	756

		1,152

Total Industrial		10,479

Technology — 1.0%
Computers — 0.2%
Magenta Buyer LLC, Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 5.00%), 5.75%, 07/27/2028 (aa)	958	949
Magenta Buyer LLC, Initial Term Loan (Second Lien), (ICE LIBOR USD 3 Month + 8.25%), 9.00%, 07/27/2029 (aa)	491	486
Peraton Corp., Term B Loan (First Lien), (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 02/01/2028 (u) (aa)	1,482	1,469

		2,904

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Semiconductors — 0.0% (g)
MKS Instruments, Inc., Term Loan, (ICE LIBOR USD 3 Month + 2.25%), 2.75%, 10/20/2028 (u) (aa)	383	379

Software — 0.8%
Applied Systems, Inc., Closing Date Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.00%), 4.01%, 09/19/2024 (aa)	660	655
Ascend Learning LLC, Initial Term Loan (Second Lien), (ICE LIBOR USD 1 Month + 5.75%), 6.25%, 12/10/2029 (aa)	458	455
athenahealth Group Inc., Initial Term Loan, (SOFR 3 Month + 3.50%), 4.00%, 02/15/2029 (aa)	1,889	1,866
Banff Guarantor, Inc., Initial Term Loan (Second Lien), (ICE LIBOR USD 1 Month + 5.50%), 6.00%, 02/27/2026 (aa)	925	915
Boxer Parent Co., Inc., 2021 Replacement Dollar Term Loan, (ICE LIBOR USD 3 Month + 3.75%), 4.76%, 10/02/2025 (aa)	598	594
Camelot U.S. Acquisition 1 Co., Amendment No. 2 Incremental Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.00%, 10/30/2026 (aa)	379	375
Dun & Bradstreet Corp., The, 2022 Incremental Term B-2 Loan, (CME Term SOFR 1 Month + 3.25%), 3.56%, 01/18/2029 (u) (aa)	189	187
EP Purchaser LLC, Closing Date Term Loan (First Lien), (ICE LIBOR USD 3 Month + 3.50%), 4.51%, 11/06/2028 (aa)	191	189
Epicor Software Corp., Term C Loan, (ICE LIBOR USD 1 Month + 3.25%), 4.00%, 07/30/2027 (aa)	380	376
Genesys Cloud Services Holdings I LLC, Initial Dollar Term Loan (2020), (ICE LIBOR USD 1 Month + 4.00%), 4.91%, 12/01/2027 (aa)	444	443
Helios Software Holdings, Inc., Initial Dollar Term Loan (2021), (ICE LIBOR USD 3 Month + 3.75%), 5.25%, 03/11/2028 (aa)	407	403
Misys Limited, Dollar Term Loan (First Lien), (United Kingdom), (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 06/13/2024 (u) (aa)	509	502
Misys Limited, Dollar Term Loan (Second Lien), (United Kingdom), (ICE LIBOR USD 3 Month + 7.25%), 8.25%, 06/13/2025 (aa)	670	658
Planview Parent, Inc., Closing Date Loan (Second Lien), (ICE LIBOR USD 3 Month + 7.25%), 8.26%, 12/18/2028 (aa)	180	178
Polaris Newco LLC, Dollar Term Loan (First Lien), (ICE LIBOR USD 1 Month + 4.00%), 4.50%, 06/02/2028 (aa)	759	752
RealPage, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 04/24/2028 (aa)	382	377
Skillsoft Finance II, Inc., Initial Term Loan, (ICE LIBOR USD 3 Month + 4.75%), 5.50%, 07/14/2028 (aa)	1,446	1,426
Sophia, L.P., Term Loan B (First Lien), (ICE LIBOR USD 3 Month + 3.25%), 4.26%, 10/07/2027 (aa)	868	858
Sovos Compliance LLC, Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 4.50%), 5.00%, 08/11/2028 (aa)	541	540
TIBCO Software, Inc., Term Loan (Second Lien), (ICE LIBOR USD 1 Month + 7.25%), 7.71%, 03/03/2028 (aa)	455	453
UKG, Inc., 2021 Incremental Term Loan (Second Lien), (ICE LIBOR USD 3 Month + 5.25%), 5.75%, 05/03/2027 (aa)	753	746
UKG, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 3.75%), 4.76%, 05/04/2026 (aa)	566	564
Veritas US, Inc., Dollar Term B-2021 Loan, (ICE LIBOR USD 3 Month + 5.00%), 6.00%, 09/01/2025 (u) (aa)	671	626

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)			VALUE ($)
Loan Assignments — continued
Software — continued
VMware, Inc., Three Year Loan, (ICE LIBOR USD 1 Month + 0.75%), 1.00%, 11/01/2024 (u) (aa)		3,196		3,184

				17,322

Total Technology				20,605

Utilities — 0.0% (g)
Electric — 0.0% (g)
Heritage Power LLC, Term Loan, (ICE LIBOR USD 3 Month + 6.00%), 7.00%, 07/30/2026 (aa)		1,419		821

Total Loan Assignments (Cost $100,502)				98,450

	NUMBER OF RIGHTS
Rights — 0.0% (g)
Communications — 0.0% (g)
Telecommunications — 0.0% (g)
Intelsat Jackson Holdings SA, expiring, 12/31/2049 (a) (bb) (cc)		18		—	(h)

Total Rights (Cost $—)				—	(h)

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 7.8%
Commercial Paper — 0.1%
Catholic Health System, Inc., 1.20%, 04/13/2022 (n)		1,176		1,176

Corporate Bond — 0.2%
Future Diamond Ltd., (British Virgin Islands), Reg. S, 4.25%, 09/22/2022		4,300		3,913

Time Deposits — 5.1%
Australia & New Zealand Banking Group Ltd., 0.15%, 04/01/2022		54,916		54,916
Barclays SA, 0.15%, 04/01/2022		19,469		19,469
BNP Paribas SA,
(1.30%), 04/01/2022	CHF	1		1
0.15%, 04/01/2022		20,600		20,600
0.25%, 04/01/2022	GBP	1		1
Brown Brothers Harriman, (0.78%), 04/01/2022	EUR	—	(h)	—	(h)
Citibank NA, (0.78%), 04/01/2022	EUR	107		117
Sumitomo Mitsui Banking Corp., 0.15%, 04/01/2022		7,408		7,408

Total Time Deposits				102,512

U.S. Government Agency Security — 0.2%
FHLB DNs, Zero Coupon, 04/05/2022		3,700		3,700

U.S. Treasury Obligations — 2.2%
U.S. Cash Management Bill, Zero Coupon, 06/21/2022		22,000		21,977
U.S. Treasury Bill,
Zero Coupon, 04/21/2022		19,410		19,408
Zero Coupon, 05/26/2022		2,800		2,799

Total U.S. Treasury Obligations				44,184

Total Short-Term Investments (Cost $155,166)				155,485

Total Investments — 99.7% (Cost - $2,068,240)*				1,996,571
Other Assets in Excess of Liabilities — 0.3%				6,972

NET ASSETS — 100.0%				$2,003,543

Percentages indicated are based on net assets.

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2022:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro Schatz	2	06/2022	EUR	248	(3)
U.S. Treasury 10 Year Note	1	06/2022	USD	126	(3)
U.S. Treasury 2 Year Note	1,040	06/2022	USD	222,581	(2,182)
U.S. Treasury 5 Year Note	319	06/2022	USD	37,423	(838)

					(3,026)

Short Contracts
Euro BOBL	(1)	06/2022	EUR	(147)	5
U.S. Treasury 10 Year Note	(65)	06/2022	USD	(8,171)	184
U.S. Treasury 5 Year Note	(243)	06/2022	USD	(28,337)	468
U.S. Treasury Long Bond	(17)	06/2022	USD	(2,564)	13
U.S. Treasury Ultra Bond	(61)	06/2022	USD	(10,909)	104
U.S. Ultra Treasury 10 Year Note	(4)	06/2022	USD	(537)	(5)

					769

Total unrealized appreciation (depreciation)					(2,257)

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2022:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	2,530	USD	2,789	HSBC Bank plc	04/04/2022	11
USD	2,873	EUR	2,530	HSBC Bank plc	04/04/2022	73
USD	225	EUR	201	UBS AG LONDON	06/15/2022	2

Total unrealized appreciation						86

EUR	201	USD	224	UBS AG LONDON	04/04/2022	(2)
USD	2,791	EUR	2,530	HSBC Bank plc	05/06/2022	(10)
USD	108	EUR	98	Bank of America, NA	06/15/2022	(1)
USD	9,294	EUR	8,446	BNP Paribas	06/15/2022	(76)
USD	91	EUR	82	Morgan Stanley & Co.	06/15/2022	— (h)
USD	109	EUR	99	UBS AG LONDON	06/15/2022	(1)
USD	1,350	GBP	1,035	Bank of America, NA	06/15/2022	(9)

Total unrealized depreciation						(99)

Net unrealized appreciation (depreciation)						(13)

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of March 31, 2022:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
United States SOFR	1.00% annually	Receive	06/15/2027	USD	22,400	870	460	1,330
United States SOFR	1.50% annually	Receive	06/15/2042	USD	2,400	186	49	235
United States SOFR	1.50% annually	Pay	06/15/2052	USD	1,600	122	48	170

Total						1,178	557	1,735

(a)	Value of floating rate index as of March 31, 2022 was as follows:

FLOATING RATE INDEX
United States SOFR	0.29%

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

OTC Credit Default Swaps contracts outstanding — sell protection (1) as of March 31, 2022:

REFERENCE OBLIGATION/INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS) ($) (5)		UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Adler Real Estate AG, 1.50%, 12/06/2021	5.00%	Quarterly	Morgan Stanley	12/20/2025	5.26	EUR	30	5		(5)	(—	)(h)
CMA CGM SA, 7.5%, 01/15/2026	5.00%	Quarterly	Goldman Sachs	06/20/2026	2.88	EUR	10	1		— (h)	1
Adler Real Estate AG, 2.13%, 02/06/2024	5.00%	Quarterly	Citibank, NA	12/20/2026	4.85	EUR	20	1		(1)	—	(h)
Adler Real Estate AG, 2.13%, 02/06/2024	5.00%	Quarterly	Morgan Stanley	12/20/2026	4.85	EUR	90	1		— (h)	1
Adler Real Estate AG, 2.13%, 02/06/2024	5.00%	Quarterly	Goldman Sachs International	12/20/2026	4.85	EUR	60	(—	)(h)	1	1
Jaguar Land Rover Automotive, 2.20%, 01/15/2024	5.00%	Quarterly	Barclays Bank plc	12/20/2026	5.32	EUR	30	1		(2)	(1)
Jaguar Land Rover Automotive, 2.20%, 01/15/2024	5.00%	Quarterly	Morgan Stanley	12/20/2026	5.32	EUR	10	1		(1)	(—	)(h)
Socialist Republic of Vietnam, 4.80%, 11/19/2024	1.00%	Quarterly	Citibank, NA	12/20/2026	0.97	USD	300	(2)		2	—	(h)
Socialist Republic of Vietnam, 4.80%, 11/19/2024	1.00%	Quarterly	Citibank, NA	12/20/2026	0.97	USD	300	(2)		2	—	(h)
Socialist Republic of Vietnam, 4.80%, 11/19/2024	1.00%	Quarterly	Citibank, NA	12/20/2026	0.97	USD	900	(6)		10	4
Socialist Republic of Vietnam, 4.80%, 11/19/2024	1.00%	Quarterly	Citibank, NA	12/20/2026	0.97	USD	600	(5)		6	1
Socialist Republic of Vietnam, 4.80%, 11/19/2024	1.00%	Quarterly	Citibank, NA	12/20/2026	0.97	USD	900	(12)		13	1

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

OTC Credit Default Swaps contracts outstanding — sell protection (1) as of March 31, 2022 (continued):

REFERENCE OBLIGATION/INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS) ($) (5)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Jaguar Land Rover Automotive, 2.20%, 01/15/2024	5.00%	Quarterly	Bank of America	12/20/2026	5.32	EUR	20	(1)	1	(—	)(h)
Socialist Republic of Vietnam, 4.80%, 11/19/2024	1.00%	Quarterly	Citibank, NA	12/20/2026	0.97	USD	600	(7)	8	1
Socialist Republic of Vietnam, 4.80%, 11/19/2024	1.00%	Quarterly	Citibank, NA	06/20/2027	1.06	USD	900	(7)	5	(2)
Socialist Republic of Vietnam, 4.80%, 11/19/2024	1.00%	Quarterly	Citibank, NA	06/20/2027	1.06	USD	3,900	(28)	18	(10)

Total								(60)	57	(3)

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

OTC Credit Default Swaps contracts outstanding — buy protection (2) as of March 31, 2022:

REFERENCE OBLIGATION/ INDEX	FINANCING RATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS) ($) (5)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Socialist Republic of Vietnam, 4.80%, 11/19/2024	1.00%	Quarterly	Citibank, NA	12/20/2026	0.97	USD	3,600	6	(12)	(6)

Total								6	(12)	(6)

Centrally Cleared Credit Default Swaps contracts outstanding — sell protection (1) as of March 31, 2022:

REFERENCE OBLIGATION/INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS) ($) (5)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.37-V1	5.00%	Quarterly	12/20/2026	3.43	USD	7,687	443	58	501
ITRX ASIAXJ IG-V1	1.00%	Quarterly	06/20/2027	1.00	USD	12,900	(54)	56	2

Total							389	114	503

Centrally Cleared Credit Default Swaps contracts outstanding — buy protection (2) as of March 31, 2022:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS) ($) (5)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.38-V1	5.00%	Quarterly	06/20/2027	3.73	USD	48,375	(2,251)	(506)	(2,757)

Total							(2,251)	(506)	(2,757)

(1)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(3)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(4)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(5)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Six Circles Credit Opportunities Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022

BofA	—	Bank of America
CDX	—	Credit Default Swap Index
CLO	—	Collateralized Loan Obligations
CMT	—	Constant Maturity Treasury
DN	—	Discount Notes
EURIBOR	—	Euro Interbank Offered Rate
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
ICE	—	Intercontinental Exchange
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	—	London Interbank Offered Rate
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REIT	—	Real Estate Investment Trust
REMICS	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
(a)	—	Non-income producing security.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	—	Security is exempt from registration under Rule 144A or Section 4 (a) (2) of the Securities Act of 1933, as amended.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(n)	—	The rate shown is the effective yield as of March 31, 2022.
(o)	—	Loan assignments are presented by obligor. Each Series or loan tranche underlying each obligor may have varying terms.
(u)	—	All or a portion of the security is unsettled as of March 31, 2022. Unless otherwise indicated, the coupon rate is undetermined.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2022.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2022.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2022.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
*	—	The cost of securities is substantially the same for federal income tax purposes.
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has appointed the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of the J.P. Morgan Private Investments Inc. (the “Adviser”), to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available, market quotations are determined not to be reliable, or whose value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, are valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the net assets values of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services.

The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

Fixed income securities are valued based on prices received from Pricing Services. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, Pricing Services may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.

Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Exchange-traded futures contracts and options are generally valued on the basis of available market quotations. Swaps, forward foreign currency exchange contracts and over the counter options are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$70,194	$—	$70,194
Certificates of Deposit
Financial	—	18,150	—	18,150
Collateralized Mortgage Obligations	—	23,347	—	23,347
Commercial Mortgage-Backed Securities	—	32,741	—	32,741
Corporate Bonds
Basic Materials	—	5,951	—	5,951
Communications	—	28,551	—	28,551
Consumer Cyclical	—	45,329	—	45,329
Consumer Non-cyclical	—	45,785	—	45,785
Diversified	—	1,709	—	1,709
Energy	—	7,891	—	7,891
Financial	—	145,942	—	145,942
Government	—	2,300	—	2,300
Industrial	—	16,571	—	16,571
Technology	—	15,637	—	15,637
Utilities	—	18,713	—	18,713

Total Corporate Bonds	—	334,379	—	334,379

Foreign Government Securities	—	4,103	—	4,103
Municipal Bonds	—	3,581	—	3,581
U.S. Government Agency Securities	—	4,192	—	4,192
U.S. Treasury Obligations	—	11,576	—	11,576
Short-Term Investments
Certificates of Deposit	—	42,225	—	42,225
Commercial Papers	—	17,623	—	17,623
Corporate Bond	—	1,500	—	1,500
Foreign Government Securities	—	45,195	—	45,195
Municipal Bond	—	75	—	75
Time Deposits	—	5,147	—	5,147
U.S. Treasury Obligation	—	286	—	286

Total Short-Term Investments	—	112,051	—	112,051

Total Investments in Securities	$—	$614,314	$—	$614,314

Appreciation in Other Financial Instruments
Futures contracts	$1,184	$—	$—	$1,184
Forward Foreign Currency Exchange contracts	—	1,314	—	1,314
Centrally Cleared Interest Rate Swap contracts	—	3	—	3
Centrally Cleared Credit Default Swaps contracts		93		93

Total Appreciation in Other Financial Instruments	$1,184	$1,410	$—	$2,594

Depreciation in Other Financial Instruments
Futures contracts	$(1,456)	$—	$—	$(1,456)
Forward Foreign Currency Exchange contracts	—	(682)	—	(682)

Total Depreciation in Other Financial Instruments	$(1,456)	$(682)	$—	$(2,138)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Six Circles Tax Aware Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$20,269	$—	$20,269
Collateralized Mortgage Obligations	—	23,326	—	23,326
Commercial Mortgage-Backed Securities	—	9,009	—	9,009
Corporate Bonds
Communications	—	7,024	—	7,024
Consumer Cyclical	—	8,195	—	8,195
Consumer Non-cyclical	—	13,674	—	13,674
Diversified	—	1,834	—	1,834
Energy	—	2,598	—	2,598
Financial	—	46,922	—	46,922
Government	—	1,800	—	1,800
Industrial	—	4,516	—	4,516
Technology	—	1,287	—	1,287
Utilities	—	10,107	—	10,107

Total Corporate Bonds	—	97,957	—	97,957

Foreign Government Securities	—	5,184	—	5,184
Municipal Bonds	—	439,759	—	439,759
U.S. Government Agency Securities	—	4,599	—	4,599
U.S. Treasury Obligations	—	11,584	—	11,584
Short-Term Investments
Commercial Papers	—	13,291	—	13,291
Foreign Government Security	—	1,909	—	1,909
Municipal Bond	—	1,007	—	1,007
Time Deposits	—	6,105	—	6,105

Total Short-Term Investments	—	22,312	—	22,312

Total Investments in Securities	$—	$633,999	$—	$633,999

Appreciation in Other Financial Instruments
Futures contracts	$997	$—	$—	$997
Forward Foreign Currency Exchange contracts	—	145	—	145
Centrally Cleared Interest Rate Swap contracts	—	3	—	3
Centrally Cleared Credit Default Swaps contracts	—	95	—	95

Total Appreciation in Other Financial Instruments	$997	$243	$—	$1,240

Depreciation in Other Financial Instruments
Futures contracts	$(1,562)	$—	$—	$(1,562)
Forward Foreign Currency Exchange contracts	—	(590)	—	(590)

Total Depreciation in Other Financial Instruments	$(1,562)	$(590)	$—	$(2,152)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Six Circles U.S. Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Basic Materials	$38,560	$—	$—	$38,560
Communications	4,485,306	—	—	4,485,306
Consumer Cyclical	222,347	—	—	222,347
Consumer Non-cyclical	4,746,978	—	—	4,746,978
Energy	84,813	—	—	84,813
Financial	2,510,438	—	—	2,510,438
Industrial	1,726,995	—	—	1,726,995
Technology	3,809,604	—	—	3,809,604
Utilities	47,940	—	—	47,940

Total Common Stocks	17,672,981	—	—	17,672,981

Short-Term Investments
Time Deposits	—	118,888	—	118,888

Total Investments in Securities	$17,672,981	$118,888	$—	$17,791,869

Appreciation in Other Financial Instruments
Futures contracts	$7,324	$—	$—	$7,324

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Six Circles International Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Austria	$—	$48,802	$—	$48,802
Belgium	—	126,135	—	126,135
Chile	—	3,167	—	3,167
Denmark	—	576,768	—	576,768
Finland	—	189,138	—	189,138
France	11,688	1,862,494	—	1,874,182
Germany	—	1,550,360	—	1,550,360
Ireland	36,892	71,017	—	107,909
Italy	—	559,819	—	559,819
Japan	—	297,288	—	297,288
Jordan	—	8,119	—	8,119
Luxembourg	—	23,115	—	23,115
Netherlands	5,010	848,102	—	853,112
Norway	866	124,832	—	125,698
Poland	—	1,004	—	1,004
Portugal	—	55,206	—	55,206
South Korea	—	256,049	—	256,049
Spain	—	560,830	—	560,830
Sweden	—	454,574	—	454,574
Switzerland	16,022	2,327,180	—	2,343,202
United Arab Emirates	—	—	—	—
United Kingdom	5,012	1,872,710	—	1,877,722

Total Common Stocks	75,490	11,816,709	—	11,892,199

Preferred Stocks
Germany	—	182,435	—	182,435
South Korea	—	39,757	—	39,757

Total Preferred Stocks	—	222,192	—	222,192

Short-Term Investments
Time Deposits	—	76,838	—	76,838

Total Investments in Securities	$75,490	$12,115,739	$—	$12,191,229

Appreciation in Other Financial Instruments
Futures contracts	$2,345	$—	$—	$2,345

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Six Circles Global Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$76,386	$—	$76,386
Collateralized Mortgage Obligations	—	140,985	—	140,985
Commercial Mortgage-Backed Securities	—	53,848	—	53,848
Corporate Bonds
Basic Materials	—	42,055	—	42,055
Communications	—	84,370	—	84,370
Consumer Cyclical	—	81,247	—	81,247
Consumer Non-cyclical	—	212,239	1,155	213,394
Energy	—	80,353	—	80,353
Financial	—	519,928	155	520,083
Government	—	145,545	—	145,545
Industrial	—	73,938	—	73,938
Technology	—	33,916	195	34,111
Utilities	—	113,657	—	113,657

Total Corporate Bonds	—	1,387,248	1,505	1,388,753

Foreign Government Securities	—	3,591,901	78	3,591,979
Mortgage-Backed Securities	—	1,356,847	4,150	1,360,997
Municipal Bonds	—	4,019	—	4,019
U.S. Government Agency Securities	—	19,307	—	19,307
U.S. Treasury Obligations	—	586,139	—	586,139
Options purchased	—	199	—	199
Short-Term Investments
Time Deposits	—	406,524	—	406,524
U.S. Treasury Obligations	—	61,441	—	61,441

Total Short-Term Investments	—	467,965	—	467,965

Total Investments in Securities	$—	$7,684,844	$5,733	$7,690,577

Liabilities
Debt Securities
Mortgage-Backed Securities	$—	$225,520	$—	$225,520

Appreciation in Other Financial Instruments
Futures contracts	$2,560	$—	$—	$2,560
Forward Foreign Currency Exchange contracts	—	122,602	—	122,602
Centrally Cleared Interest Rate Swap contracts	—	9,315	—	9,315

Total Appreciation in Other Financial Instruments	$2,560	$131,917	$—	$134,477

Depreciation in Other Financial Instruments
Futures contracts	$(4,168)	$—	$—	$(4,168)
Forward Foreign Currency Exchange contracts	—	(24,284)	—	(24,284)
OTC Interest Rate Swaps contracts	—	(107)	—	(107)
Centrally Cleared Interest Rate Swap contracts	—	(10,593)	—	(10,593)
Options Written
Call Options Written	(21)	(78)	—	(99)
Put Options Written	(27)	(2,939)	—	(2,966)

Total Options Written	(48)	(3,017)		(3,065)

Total Depreciation in Other Financial Instruments	$(4,216)	$(38,001)	$—	$(42,217)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Six Circles Tax Aware Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bond
Consumer Non-cyclical	$—	$750	$—	$750
Municipal Bonds	—	5,775,454	—	5,775,454
Short-Term Investments
Municipal Bonds	—	31,749	—	31,749
Time Deposits	—	477,115	—	477,115

Total Short-Term Investments	—	508,864	—	508,864

Total Investments in Securities	$—	$6,285,068	$—	$6,285,068

Appreciation in Other Financial Instruments
Futures contracts	$370	$—	$—	$370

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Six Circles Credit Opportunities Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$88,774	$—		$88,774
Collateralized Mortgage Obligations	—	14,915	—		14,915
Commercial Mortgage-Backed Securities	—	77,351	—		77,351
Convertible Bonds
Communications	—	4,993	—		4,993
Consumer Cyclical	—	731	—		731
Consumer Non-cyclical	—	1,122	—		1,122
Energy	—	3,262	—		3,262
Financial	—	7,716	—		7,716
Industrial	—	381	—		381
Technology	—	782	—		782

Total Convertible Bonds	—	18,987	—		18,987

Corporate Bonds
Basic Materials	—	101,810	—		101,810
Communications	—	144,806	—	(h)	144,806
Consumer Cyclical	—	244,403	—		244,403
Consumer Non-cyclical	—	154,250	—		154,250
Energy	—	158,601	—		158,601
Financial	—	401,843	—		401,843
Government	—	17,693	—		17,693
Industrial	—	112,073	—		112,073
Technology	—	27,210	—		27,210
Utilities	—	99,209	—		99,209

Total Corporate Bonds	—	1,461,898	—		1,461,898

Foreign Government Securities	—	54,166	—		54,166
U.S. Treasury Obligation	—	18,749	—		18,749
Common Stock
Communications	—	—	2,521		2,521
Preferred Stock
Consumer Cyclical	—	—	5,275		5,275
Loan Assignments
Basic Materials	—	2,450	—		2,450
Communications	—	20,193	—		20,193
Consumer Cyclical	—	16,784	—		16,784
Consumer Non-cyclical	—	13,379	—		13,379
Energy	—	3,481	—		3,481
Financial	—	8,386	793		9,179
Government	—	1,079	—		1,079
Industrial	—	10,479	—		10,479
Technology	—	20,605	—		20,605
Utilities	—	821	—		821

Total Loan Assignments	—	97,657	793		98,450

Rights
Communications	—	—	—	(h)	—	(h)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Six Circles Credit Opportunities Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Commercial Paper	—	1,176	—	1,176
Corporate Bond	—	3,913	—	3,913
Time Deposits	—	102,512	—	102,512
U.S. Government Agency Security	—	3,700	—	3,700
U.S. Treasury Obligations	—	44,184	—	44,184

Total Short-Term Investments	—	155,485	—	155,485

Total Investments in Securities	$—	$1,987,982	$8,589	$1,996,571

Appreciation in Other Financial Instruments
Futures contracts	$774	$—	$—	$774
Forward Foreign Currency Exchange contracts	—	86	—	86
OTC Credit Default Swaps contracts	—	66	—	66
Centrally Cleared Interest Rate Swap contracts	—	557	—	557
Centrally Cleared Credit Default Swaps contracts	—	114	—	114

Total Appreciation in Other Financial Instruments	$774	$823	$—	$1,597

Depreciation in Other Financial Instruments
Futures contracts	$(3,031)	$—	$—	$(3,031)
Forward Foreign Currency Exchange contracts	—	(99)	—	(99)
OTC Credit Default Swaps contracts	—	(21)	—	(21)
Centrally Cleared Credit Default Swaps contracts	—	(506)	—	(506)

Total Depreciation in Other Financial Instruments	$(3,031)	$(626)	$—	$(3,657)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

B. Loan Assignments — The Six Circles Credit Opportunities Fund invests in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent administers the terms of the loan, as specified in the loan agreement. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan, provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through the Agent. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest. The Adviser or Sub-Advisers may have access to material non-public information regarding the Borrower.

Certain loan assignments are also subject to the risks associated with high yield securities.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities, if any. As of March 31, 2022, The Six Circles Credit Opportunities Fund had the following loan commitments outstanding in which all of the commitment was unfunded (amounts in thousands):

					Unfunded Commitment
Security Description	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Par	Value
ARC Falcon I, Inc.	Delayed Draw Term Loan	9/30/2028	1.00%	1.00%	89	86
athenahealth Group, Inc.	Initial Delayed Draw Term Loan	2/15/2029	1.75%	0.00%	320	316
Sovos Compliance, LLC	First Lien Delayed Draw Term Loan	8/11/2028	4.50%	4.50%	94	93

					503	495

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

C. Derivatives — The Funds used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes C(1) — C(4) below describe the various derivatives used by the Funds.

(1) Options — The Six Circles Global Bond Fund purchased and sold (“wrote”) put and call options on securities to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.

Options Purchased — Premiums paid by the Funds for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Funds will lose the entire premium they paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Funds for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation on options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Funds are not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

The Fund’s option contracts are subject to master netting arrangements.

(2) Futures Contracts — The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund, Six Circles Tax Aware Bond Fund and Six Circles Credit Opportunities Fund used interest rate futures to manage interest rate risks associated with portfolio investments. The Six Circles U.S. Unconstrained Equity Fund and Six Circles International Unconstrained Equity Fund used index futures to gain or reduce exposure to certain countries or regions, to maintain liquidity or minimize transaction costs.

Futures contracts may provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation. Futures contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The use of futures contracts may expose the Funds to interest rate and equity price risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3) Forward Foreign Currency Exchange Contracts — The Six Circles International Unconstrained Equity Fund, Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4) Swaps — The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund, and the Six Circles Credit Opportunities Fund engaged in various swap transactions, including interest swaps, to manage interest rate (e.g., duration, yield curve) risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts outstanding at period end, if any, are listed after each Fund’s SOI.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability at the beginning of the measurement period.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house.

The Funds may be required to post or receive collateral in the form of cash or securities based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. Collateral received by the Funds is held in escrow in segregated accounts maintained by Brown Brothers Harriman & Co.

The Funds’ swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund and Six Circles Credit Opportunities Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements.

The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund entered into interest rate swap contracts to manage fund exposure to interest rates and/or to preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.